UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
$31,135	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$0	^
		TOTAL CAPITAL GOODS			0	^

DIVERSIFIED FINANCIALS - 0.0%
466,000	m	Asia Pacific Investment Partners	8.000	04/29/16	466
		TOTAL DIVERSIFIED FINANCIALS			466

FOOD, BEVERAGE & TOBACCO - 0.0%
800	m	Marfrig Global Foods S.A.	1.000	07/15/15	33
		TOTAL FOOD, BEVERAGE & TOBACCO			33

REAL ESTATE - 0.0%
21,944		Kiwi Income Property Trust	8.950	12/20/14	18
		TOTAL REAL ESTATE			18

		TOTAL CORPORATE BONDS			517
		(Cost $536)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	288
		TOTAL U.S. TREASURY SECURITIES			288

		TOTAL GOVERNMENT BONDS			288
		(Cost $303)

		TOTAL BONDS			805
		(Cost $839)

EQUITY LINKED NOTES - 0.0%

BANKS - 0.0%
319	*,j	HSBC Bank plc	0.000	08/07/17	3,388
		TOTAL BANKS			3,388

		TOTAL EQUITY LINKED NOTES			3,388
		(Cost $3,515)
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 2.1%
58,085		Actron Technology Corp	$230
141,100		Aisan Industry Co Ltd	1,111
704,155		Aisin Seiki Co Ltd	25,416
365,500	e	Akebono Brake Industry Co Ltd	1,544
525,721	*	American Axle & Manufacturing Holdings, Inc	8,816
90,970		Amtek Auto Ltd	296
97,877		Amtek India Ltd	146
362,553		Apollo Tyres Ltd	1,191
61,176	e	ARB Corp Ltd	671
16,127		AtlasBX Co Ltd	631
125,897	e	Autoliv, Inc	11,572
2,783		Autoneum Holding AG.	435
135,428		Bajaj Holdings and Investment Ltd	5,147
367,522		Bayerische Motoren Werke AG.	39,279
3,587		Bayerische Motoren Werke AG. (Preference)	291
529,450		Bharat Forge Ltd	7,035
452,490		BorgWarner, Inc	23,806
119,677		Brembo S.p.A.	3,910
1,137,438		Bridgestone Corp	37,621
3,775,900	e	Brilliance China Automotive Holdings Ltd	6,594
1,099,200	e	Byd Co Ltd	7,277
826,000		Calsonic Kansei Corp	4,494
1,540,000	e	Chaowei Power Holdings Ltd	782
1,844,734		Cheng Shin Rubber Industry Co Ltd	4,069
239,858		China Motor Corp	214
1,038,071		Chongqing Changan Automobile Co Ltd	2,230
167,604		Cie Automotive S.A.	2,333
172,268		Compagnie Plastic-Omnium S.A.	4,113
252,810		Continental AG.	47,889
226,037		Cooper Tire & Rubber Co	6,487
55,435	*,e	Cooper-Standard Holding, Inc	3,459
26,388		Cub Elecparts, Inc	301
34,246		Dae Won Kang Up Co Ltd	224
26,000		Daido Metal Co Ltd	338
172,304	e	Daihatsu Motor Co Ltd	2,734
1,654,297		Daimler AG. (Registered)	126,334
647,969		Dana Holding Corp	12,422
3,431,838		Delphi Automotive plc	210,509
516,529		Denso Corp	23,831
286,000		Depo Auto Parts Ind Co Ltd	1,119
15,760		Dong Ah Tire & Rubber Co Ltd	306
3,476,700		Dongfeng Motor Group Co Ltd	5,701
25,021		Dongyang Mechatronics Corp	210
80,556	e	Dorman Products, Inc	3,227
439,300		Double Coin Holdings Ltd	336
974,400		Drb-Hicom BHD	677
153,078		Drew Industries, Inc	6,458
21,600		Eagle Industry Co Ltd	439
87,248		ElringKlinger AG.	2,571
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
39,082		Exedy Corp	$990
522,832		Faurecia	16,695
41,400	e	FCC Co Ltd	673
436,260		Federal Corp	252
125,739	*	Federal Mogul Corp (Class A)	1,870
1,540,320	*,e	Fiat S.p.A.	14,845
4,356,966		Ford Motor Co	64,440
62,197		Ford Otomotiv Sanayi AS	714
34,123	*	Fox Factory Holding Corp	529
51,912	*	Fuel Systems Solutions, Inc	463
819,353		Fuji Heavy Industries Ltd	27,142
147,697	*	Futaba Industrial Co Ltd	858
6,363,675	e	Geely Automobile Holdings Ltd	2,661
5,023,745		General Motors Co	160,458
722,689	*,e,m	General Motors Co	0	^
6,062,000	*,m	General Motors Co	0	^
24,057,000	*,m	General Motors Co	0	^
26,439,191	*,m	General Motors Co	0	^
40,684,487	*,m	General Motors Co	0	^
18,507,434	*,m	General Motors Co	0	^
4,230,271	*,e,m	General Motors Co	0	^
35,983,677	*,m	General Motors Co	0	^
85,268,000	*,e,m	General Motors Co	0	^
7,950,000	*,m	General Motors Co	0	^
806,674		Gentex Corp	21,595
119,632	*	Gentherm, Inc	5,052
4,518,458		GKN plc	23,268
6,416		Global & Yuasa Battery Co Ltd	273
37,783		Goodyear Lastikleri Turk AS.	1,541
1,392,325		Goodyear Tire & Rubber Co	31,446
38,948		Grammer AG.	1,499
1,294,700	e	Great Wall Motor Co Ltd	5,018
14,700		G-Tekt Corp	140
2,675,971		Guangzhou Automobile Group Co Ltd	2,585
89,759		Halla Climate Control Corp	4,348
41,301	*	Hanil E-Hwa Co Ltd	912
18,928		Hanil E-Wha Co Ltd	345
80,579		Hankook Tire Co Ltd	3,926
228,790		Harley-Davidson, Inc	13,316
79,798		Hero Honda Motors Ltd	3,661
1,477,569		Honda Motor Co Ltd	50,695
2,171,996		Hota Industrial Manufacturing Co Ltd	3,969
79,199		Hu Lane Associate, Inc	296
76,949		Hwa Shin Co Ltd	772
97,641		Hyundai Mobis	23,771
319,994		Hyundai Motor Co	57,654
45,197		Hyundai Motor Co Ltd (2nd Preference)	5,138
27,462		Hyundai Motor Co Ltd (Preference)	3,068
17,334		Hyundai Wia Corp	3,527
250,133	*	IMMSI S.p.A.	173
475,296		Isuzu Motors Ltd	6,722
1,547,563		Johnson Controls, Inc	68,093
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
215,896		Kayaba Industry Co Ltd	$972
367,603		Keihin Corp	4,861
865,775		Kenda Rubber Industrial Co Ltd	1,720
892,285		Kia Motors Corp	45,318
50,000		Kinugawa Rubber Industrial Co Ltd	213
49,389		Koito Manufacturing Co Ltd	1,344
1,449,552	*	Kongsberg Automotive ASA	1,509
104,187	*	Kumho Tire Co, Inc	1,060
790,281		Lear Corp	68,288
32,434		Leoni AG.	1,760
142,930		Linamar Corp	7,377
33,000		Macauto Industrial Co Ltd	132
461,809	e	Magna International, Inc (Class A)	43,833
381,729		Magna International, Inc (Class A) (NY)	36,230
450,907		Mahindra & Mahindra Ltd	9,902
122,700		Mahle-Metal Leve S.A. Industria e Comercio	1,078
41,253	m	Mando Corp	5,356
231,582	e	Martinrea International, Inc	2,694
3,013,400	*	Mazda Motor Corp	75,801
158,792		Metair Investments Ltd	463
7,670		MGI Coutier	108
76,550		Michelin (C.G.D.E.) (Class B)	7,210
1,130,000		Minth Group Ltd	2,182
31,700		Mitsuba Corp	554
742,296		Mitsubishi Motors Corp	9,004
500,941	*,e	Mobileye NV	26,845
163,278	*	Modine Manufacturing Co	1,938
6,724	e	Montupet	436
512,643		Motherson Sumi Systems Ltd	3,275
14,136		Motonic Corp	187
49,866	*	Motorcar Parts of America, Inc	1,357
2,625		MRF Ltd	1,387
22,600		Musashi Seimitsu Industry Co Ltd	447
255,948		Nan Kang Rubber Tire Co Ltd	282
1,317		Nexen Corp	118
111,286		Nexen Tire Corp	1,452
2,273,000		Nexteer Automotive Group Ltd	2,016
140,424		NGK Spark Plug Co Ltd	4,132
219,954		NHK Spring Co Ltd	2,158
178,051		Nifco, Inc	5,491
39,000		Nippon Seiki Co Ltd	885
5,482,104		Nissan Motor Co Ltd	53,068
92,541		Nissan Shatai Co Ltd	1,509
215,700		Nissin Kogyo Co Ltd	3,552
141,835		NOK Corp	3,256
20,528	e	Nokian Renkaat Oyj	616
8,623		Otokar Otobus Karoseri Sanayi AS	209
118,900		Pacific Industrial Co Ltd	900
245,829	*	Peugeot S.A.	3,146
179,373	e	Piaggio & C S.p.A.	482
21,400		Piolax Inc	1,002
209,899		Pirelli & C S.p.A.	2,894
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
50,773		Porsche AG.	$4,050
111,000		Press Kogyo Co Ltd	458
37,751,800		PT Astra International Tbk	21,814
1,671,500		PT Gajah Tunggal Tbk	212
314,000		PT Selamat Sempurna Tbk	117
39,325		Pyeong Hwa Automotive Co Ltd	783
9,010,000		Qingling Motors Co Ltd	2,657
53,008		Remy International, Inc	1,088
1,267,668		Renault S.A.	91,703
87,000		Riken Corp	368
25,453		S&T Daewoo Co Ltd	877
127,536		SAF-Holland S.A.	1,566
140,000		Sanden Corp	829
555,920		Sanyang Industry Co Ltd	510
35,687		Sejong Industrial Co Ltd	608
25,486		Shiloh Industries, Inc	434
103,800		Showa Corp	1,137
59,881		SL Corp	1,236
164,856	e	Sogefi S.p.A.	598
1,172,725		Somboon Advance Technology PCL	687
129,668		Spartan Motors, Inc	606
2,430,500		Sri Trang Agro-Industry PCL (Foreign)	1,041
44,357	*	Ssangyong Motor Co	277
85,046		Standard Motor Products, Inc	2,928
208,653		Stanley Electric Co Ltd	4,517
146,417	*	Stoneridge, Inc	1,650
10,475		Strattec Security Corp	852
905,921		Sumitomo Rubber Industries, Inc	12,887
35,367		Sungwoo Hitech Co Ltd	573
86,764		Superior Industries International, Inc	1,521
134,519		Suzuki Motor Corp	4,461
2,143,653		T RAD Co Ltd	5,375
22,800		Tachi-S Co Ltd	330
17,700		Taiho Kogyo Co Ltd	202
777,900	*	Takata Corp	17,659
1,994,522		Tata Motors Ltd	16,200
19,600		Teikoku Piston Ring Co Ltd	473
347,267	*	Tenneco, Inc	18,166
648,480	*,e	Tesla Motors, Inc	157,373
151,400		Thai Stanley Electric PCL (ADR)	1,041
29,119		Thor Industries, Inc	1,500
1,898,000		Tianneng Power International Ltd	642
100,528		Tofas Turk Otomobil Fabrik	565
200,963		Tokai Rika Co Ltd	4,252
146,900		Tokai Rubber Industries, Inc	1,299
411,699		Tong Yang Industry Co Ltd	438
37,900		Topre Corp	539
144,520	*	Tower International, Inc	3,640
170,800		Toyo Tire & Rubber Co Ltd	2,922
97,077		Toyoda Gosei Co Ltd	1,895
65,400	e	Toyota Boshoku Corp	686
176,321		Toyota Industries Corp	8,530
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,307,937		Toyota Motor Corp	$371,154
145,895	*	TRW Automotive Holdings Corp	14,772
69,500		TS Tech Co Ltd	1,690
135,265		Tube Investments Of India	711
66,089		Tung Thih Electronic Co Ltd	206
302,490		TVS Motor Co Ltd	1,112
565,066		UMW Holdings BHD	2,112
38,700		Unipres Corp	759
306,668		Valeo S.A.	34,075
61,808	*	Visteon Corp	6,011
181,786		Volkswagen AG.	37,561
12,957		Volkswagen AG. (Preference)	2,676
117,889	*	Winnebago Industries, Inc	2,566
2,095,400	*,e	Xinchen China Power Holdings Ltd	1,112
2,348,000		Xingda International Holdings Ltd	807
1,896,785	e	Xinyi Glass Holdings Co Ltd	1,183
142,910		Yamaha Motor Co Ltd	2,800
151,000		Yokohama Rubber Co Ltd	1,308
256,200	e	Yorozu Corp	4,389
696,646		Yulon Motor Co Ltd	1,041
		TOTAL AUTOMOBILES & COMPONENTS	2,639,045

BANKS - 7.6%
55,326		1st Source Corp	1,576
109,748		1st United Bancorp, Inc	935
1,239,030		77 Bank Ltd	6,530
181,321		Aareal Bank AG.	7,840
1,697,796		Abu Dhabi Commercial Bank PJSC	3,915
64,098,000		Agricultural Bank of China	28,370
7,400		Aichi Bank Ltd	370
523,826	*	Ajman Bank PJSC	374
2,210,166		Akbank TAS	7,201
106,907		Al Khalij Commercial Bank	646
627,724		Albaraka Turk Katilim Bankasi AS	452
66,098	*	Alior Bank S.A.	1,692
414,454		Allahabad Bank	663
1,099,400		Alliance Financial Group BHD	1,672
4,372,996	*	Alpha Bank S.A.	3,390
315,270	*,m	Amagerbanken AS	0	^
29,927	e	American National Bankshares, Inc	681
91,135		Ameris Bancorp	2,000
31,897	e	Ames National Corp	713
1,823,505		AMMB Holdings BHD	3,818
390,026		Andhra Bank	410
12,640,576		Aozora Bank Ltd	42,743
118,045		Apollo Residential Mortgage	1,821
43,935	e	Arrow Financial Corp	1,101
366,900	*	Ashikaga Holdings Co Ltd	1,363
147,587		Associated Banc-Corp	2,571
324,064		Astoria Financial Corp	4,015
514,415	*	Asya Katilim Bankasi AS	194
2,039,469		Australia & New Zealand Banking Group Ltd	55,131
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
239,721		Awa Bank Ltd	$1,381
101,596	e	Banc of California, Inc	1,182
5,484,811	*,e	Banca Carige S.p.A.	730
22,806,253		Banca Intesa S.p.A.	68,846
1,238,470		Banca Intesa S.p.A. RSP	3,301
775,236	*	Banca Monte dei Paschi di Siena S.p.A	1,015
519,748	*	Banca Popolare dell’Emilia Romagna Scrl	4,110
4,053,969	*	Banca Popolare di Milano	3,248
1,089,888		Banca Popolare di Sondrio SCARL	4,675
29,092		Bancfirst Corp	1,820
928,337		Banche Popolari Unite Scpa	7,759
181,694		Banco ABC Brasil S.A.	1,006
2,970	*,m	Banco ABC Brasil S.A. (ADR)	16
2,775,278	e	Banco Bilbao Vizcaya Argentaria S.A.	33,402
347,836	*,e	Banco BPI S.A.	734
744,431	*	Banco Bradesco S.A.	10,645
3,194,026	*	Banco Bradesco S.A. (Preference)	45,462
28,073,957	*,e	Banco Comercial Portugues S.A.	3,666
101,301		Banco Davivienda S.A.	1,459
58,500		Banco Daycoval S.A.	222
53,105,665		Banco de Chile	6,547
57,148		Banco de Credito e Inversiones	3,225
2,851,890		Banco de Oro Universal Bank	6,223
1,602,610		Banco de Sabadell S.A.	4,732
1,890,122		Banco do Brasil S.A.	19,536
187,447		Banco do Estado do Rio Grande do Sul	1,126
16,063,377	*,m	Banco Espirito Santo S.A.	203
58,300		Banco Industrial e Comercial S.A.	174
5,789,792		Banco Itau Holding Financeira S.A.	80,114
108,102	e	Banco Latinoamericano de Exportaciones S.A. (Class E)	3,317
240,357	*	Banco Pan S.A.	309
57,907		Banco Pine S.A.	184
755,134	*	Banco Popolare SC	10,997
452,841		Banco Popular Espanol S.A.	2,762
2,289,644		Banco Santander Brasil S.A.	14,807
8,848,596		Banco Santander Central Hispano S.A.	84,713
77,375,237		Banco Santander Chile S.A.	4,316
119,708		BanColombia S.A.	1,636
645,084		BanColombia S.A. (Preference)	9,130
350,652		Bancorpsouth, Inc	7,062
130,200		Bangkok Bank PCL	818
655,700		Bangkok Bank PCL (ADR)	4,120
609,555		Bangkok Bank PCL (Foreign)	3,942
37,524,953	*	BANIF-Banco Internacional do Funchal S.A.	379
61,987		Bank Handlowy w Warszawie S.A.	2,334
1,244,129		Bank Hapoalim Ltd	7,015
979,392	*	Bank Leumi Le-Israel	3,967
824,357		Bank Millennium S.A.	2,182
175,434		Bank Mutual Corp	1,125
44,846,599		Bank of America Corp	764,635
1,816		Bank of Baroda	26
135,997,000		Bank of China Ltd	60,925
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
535,000		Bank of Chongqing Co Ltd	$357
29,384,472		Bank of Communications Co Ltd	20,470
4,349,184	*,m	Bank of Cyprus Public Co Ltd	55
1,149,563		Bank of East Asia Ltd	4,649
95,517		Bank of Georgia Holdings plc	3,794
37,335		Bank of Hawaii Corp	2,121
4,659		Bank of India	17
25,276,030	*	Bank of Ireland	9,883
30,400		Bank of Iwate Ltd	1,342
685,599		Bank of Kaohsiung	204
22,988		Bank of Kentucky Financial Corp	1,063
446,505		Bank of Kyoto Ltd	3,710
23,701	e	Bank of Marin Bancorp	1,088
1,122,796		Bank of Montreal	82,639
189,000		Bank of Nagoya Ltd	722
1,869,777	e	Bank of Nova Scotia	115,648
24,000		Bank of Okinawa Ltd	1,055
371,974		Bank of Queensland Ltd	3,786
263,541		Bank of Saga Ltd	605
236,764		Bank of the Ozarks, Inc	7,463
1,004,517		Bank of the Philippine Islands	2,194
229,400		Bank of the Ryukyus Ltd	3,624
3,362,445		Bank of Yokohama Ltd	18,489
28,474	*,m	Bank Otkritie Financial Corp OJSC (ADR)	357
149,461		Bank Pekao S.A.	8,739
24,021,600		Bank Rakyat Indonesia	20,535
31,996		Bank Zachodni WBK S.A.	3,808
73,059		BankFinancial Corp	758
678,269	*	Bankia S.A.	1,262
1,680,569		Bankinter S.A.	14,207
265,842		BankUnited	8,106
73,087		Banner Corp	2,812
5,803		Banque Cantonale Vaudoise	3,112
543,700	e	Banregio Grupo Financiero SAB de C.V.	3,026
876,335		Barclays Africa Group Ltd	11,948
53,189,094		Barclays plc	195,639
368,177		BB&T Corp	13,700
295,135		BBCN Bancorp, Inc	4,306
25,993	*,e	BBX Capital Corp	453
235,231		Bendigo Bank Ltd	2,453
129,842	*	Beneficial Mutual Bancorp, Inc	1,659
108,382		Berkshire Hills Bancorp, Inc	2,546
48,159	*	Blue Hills Bancorp, Inc	632
72,935	e	BNC Bancorp	1,142
2,046,787		BNP Paribas	135,842
12,645,537	e	BOC Hong Kong Holdings Ltd	40,256
42,961	*,e	BofI Holding, Inc	3,124
25,520		BOK Financial Corp	1,697
302,359		Boston Private Financial Holdings, Inc	3,746
26,951		BRE Bank S.A.	3,997
39,560		Bridge Bancorp, Inc	936
36,254	*,e	Bridge Capital Holdings	824
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
261,529		Brookline Bancorp, Inc	$2,236
50,026		Bryn Mawr Bank Corp	1,417
547,468		BS Financial Group, Inc	8,764
5,901,925		Bumiputra-Commerce Holdings BHD	12,646
51,300	*,m	CaixaBank S.A.	312
27,383	e	Camden National Corp	958
746,923	e	Canadian Imperial Bank of Commerce/Canada	67,086
193,476	e	Canadian Western Bank	6,807
3,601		Canara Bank	20
88,514	*	Capital Bank Financial Corp	2,114
43,059		Capital City Bank Group, Inc	583
563,188		Capitol Federal Financial	6,657
132,057		Cardinal Financial Corp	2,254
111,632	*	Cascade Bancorp	564
290,689		Cathay General Bancorp	7,218
128,129		Centerstate Banks of Florida, Inc	1,326
71,217		Central Pacific Financial Corp	1,277
12,288		Century Bancorp, Inc	425
5,458,074		Chang Hwa Commercial Bank	3,345
51,830		Charter Financial Corp	555
108,057		Chemical Financial Corp	2,906
983,189		Chiba Bank Ltd	6,839
34,100	*	Chiba Kogyo Bank Ltd	245
27,440,000		China Citic Bank	16,624
113,547,791		China Construction Bank	79,409
16,265,770		China Development Financial Holding Corp	4,989
4,422,000		China Everbright Bank Co Ltd	2,064
14,312,122	e	China Merchants Bank Co Ltd	24,434
8,521,420	e	China Minsheng Banking Corp Ltd	7,796
16,797,338		Chinatrust Financial Holding Co	11,282
20,807,014	e	Chongqing Rural Commercial Bank	9,422
39,728		Chugoku Bank Ltd	583
331,192		CIT Group, Inc	15,222
10,688,273		Citigroup, Inc	553,866
45,238		Citizens & Northern Corp	860
58,437	e	City Holding Co	2,462
18,509		City National Corp	1,401
111,130		Clifton Bancorp, Inc	1,399
53,188	e	CNB Financial Corp	835
133,758		CoBiz, Inc	1,495
196,910		Columbia Banking System, Inc	4,885
31,685		Comdirect Bank AG.	327
206,250		Comerica, Inc	10,284
87,532		Commerce Bancshares, Inc	3,908
35,878		Commercial Bank of Qatar QSC	692
2,466,269		Commercial International Bank	17,547
1,668,769	*	Commerzbank AG.	24,780
1,540,419		Commonwealth Bank of Australia	101,425
150,883		Community Bank System, Inc	5,068
56,614	e	Community Trust Bancorp, Inc	1,904
41,528	*,e	CommunityOne Bancorp	366
75,016	e	ConnectOne Bancorp, Inc	1,429
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
139,081,177		CorpBanca S.A.	$1,776
81,586		Credicorp Ltd (NY)	12,514
5,655,722		Credit Agricole S.A.	85,252
81,065		Credito Emiliano S.p.A.	668
6,397,968		Criteria CaixaBank S.A.	38,903
36,481	*,e	CU Bancorp	686
62,480		Cullen/Frost Bankers, Inc	4,780
109,319	*	Customers Bancorp, Inc	1,963
390,617		CVB Financial Corp	5,605
5,646,074	*,m	Cyprus Popular Bank Public Co Ltd	71
1,085,435		Dah Sing Banking Group Ltd	1,936
408,464		Dah Sing Financial Holdings Ltd	2,480
341,000		Daishi Bank Ltd	1,190
421,006		Danske Bank AS	11,413
2,272,534		DBS Group Holdings Ltd	32,776
3,330,650	*	Development Credit Bank Ltd	4,519
122,989		Dewan Housing Finance Corp Ltd	663
144,652		DGB Financial Group Co Ltd	2,299
1,940,892	*	Dhanalakshmi Bank Ltd	1,364
140,729		Dime Community Bancshares	2,026
588,570		DNB NOR Holding ASA	11,015
31,720		Doha Bank QSC	505
847	*,e	Doral Financial Corp	6
585,293		Dubai Islamic Bank PJSC	1,318
7,463,843		E.Sun Financial Holding Co Ltd	4,526
71,934	*,e	Eagle Bancorp, Inc	2,289
816,615		East West Bancorp, Inc	27,765
456,000	*	EastWest Banking Corp	274
358,000		Eighteenth Bank Ltd	992
28,403	e	Enterprise Bancorp, Inc	535
70,723	e	Enterprise Financial Services Corp	1,182
151,496		Erste Bank der Oesterreichischen Sparkassen AG.	3,459
46,342	e	ESB Financial Corp	541
375,608	*,e	Essent Group Ltd	8,042
20,952,753	*	Eurobank Ergasias SA	8,260
394,103	e	EverBank Financial Corp	6,960
2,333,853		Far Eastern International Bank	787
2,400	*	FCB Financial Holdings, Inc	54
37,779		Federal Agricultural Mortgage Corp (Class C)	1,214
1,800,000		Federal Bank Ltd	3,653
59,713		Fidelity Southern Corp	818
2,669,757		Fifth Third Bancorp	53,449
57,290	e	Financial Institutions, Inc	1,288
77,886		First Bancorp (NC)	1,248
388,397	*	First Bancorp (Puerto Rico)	1,845
36,597	e	First Bancorp, Inc	610
282,840		First Busey Corp	1,575
13,289	e	First Business Financial Services, Inc	583
28,591	e	First Citizens Bancshares, Inc (Class A)	6,194
362,514		First Commonwealth Financial Corp	3,041
65,307		First Community Bancshares, Inc	933
59,044		First Connecticut Bancorp	856
35,408		First Defiance Financial Corp	956
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
216,693		First Financial Bancorp	$3,430
237,901	e	First Financial Bankshares, Inc	6,611
42,096		First Financial Corp	1,303
8,949,646		First Financial Holding Co Ltd	5,387
62,264		First Financial Northwest, Inc	636
1,362,495		First Gulf Bank PJSC	6,950
87,303		First Horizon National Corp	1,072
48,241		First International Bank Of Israel Ltd	738
66,291		First Interstate Bancsystem, Inc	1,761
129,397		First Merchants Corp	2,615
281,258		First Midwest Bancorp, Inc	4,525
11,500	e	First National Financial Corp	218
68,097	*	First NBC Bank Holding Co	2,230
142,015		First Niagara Financial Group, Inc	1,183
29,595		First of Long Island Corp	1,020
115,090		First Republic Bank	5,683
613,213		FirstMerit Corp	10,793
74,609	*	Flagstar Bancorp, Inc	1,256
112,396		Flushing Financial Corp	2,053
595,420		FNB Corp	7,139
44,522		Fox Chase Bancorp, Inc	726
36,263		Franklin Financial Corp	675
618,540		Fukuoka Financial Group, Inc	2,951
63,317		Fulton Financial Corp	702
114,440	e	Genworth MI Canada, Inc	3,617
49,352		German American Bancorp, Inc	1,274
1,108,403	*	Get Bank S.A.	939
678,163		Getin Holding S.A.	600
275,088		Glacier Bancorp, Inc	7,114
41,609		Great Southern Bancorp, Inc	1,262
142,790		Gruh Finance Ltd	443
920,864		Grupo Aval Acciones y Valores	632
352,948	*,e	Grupo Aval Acciones y Valores (ADR)	4,782
4,524,389		Grupo Financiero Banorte S.A. de C.V.	28,897
2,882,707		Grupo Financiero Inbursa S.A.	8,266
1,994,757	e	Grupo Financiero Santander Mexico SAB de C.V.	5,396
56,351	e	Guaranty Bancorp	761
1,057,218		Gunma Bank Ltd	6,094
445,116		Hachijuni Bank Ltd	2,675
139,969	*,e	Hampton Roads Bankshares, Inc	214
347,278		Hana Financial Group, Inc	12,640
299,782		Hancock Holding Co	9,608
935,488		Hang Seng Bank Ltd	15,012
117,002		Hanmi Financial Corp	2,359
802,425		HDFC Bank Ltd	11,278
57,644	e	Heartland Financial USA, Inc	1,377
79,645	e	Heritage Commerce Corp	654
109,084		Heritage Financial Corp	1,728
74,337	e	Heritage Oaks Bancorp	520
155,000		Higashi-Nippon Bank Ltd	393
215,331		Higo Bank Ltd	1,184
241,809		Hiroshima Bank Ltd	1,188
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
495,000		Hokkoku Bank Ltd	$1,684
416,000		Hokuetsu Bank Ltd	797
497,000		Hokuhoku Financial Group, Inc	974
173,611		Home Bancshares, Inc	5,106
169,448	e	Home Capital Group, Inc	7,624
260,202	e	Home Loan Servicing Solutions Ltd	5,514
46,577		HomeStreet, Inc	796
78,977	*	HomeTrust Bancshares, Inc	1,154
535,197		Hong Leong Bank BHD	2,387
167,012		Hong Leong Credit BHD	895
32,983	e	Horizon Bancorp	760
3,016,130		Housing Development Finance Corp	51,406
16,735,377	e	HSBC Holdings plc	170,053
153,600		HSBC Holdings plc (Hong Kong)	1,563
7,229,423		Hua Nan Financial Holdings Co Ltd	4,217
174,132		Hudson City Bancorp, Inc	1,693
59,822		Hudson Valley Holding Corp	1,086
9,194,775	e	Huntington Bancshares, Inc	89,465
290,692		Hyakugo Bank Ltd	1,167
318,000		Hyakujushi Bank Ltd	1,018
112,354		IBERIABANK Corp	7,023
448,009		ICICI Bank Ltd	10,388
92,818		ICICI Bank Ltd (ADR)	4,557
98,983		Independent Bank Corp (MA)	3,536
79,884		Independent Bank Corp (MI)	952
37,632	e	Independent Bank Group, Inc	1,786
111,711		Indian Bank	277
236,800		IndusInd Bank Ltd	2,375
155,843,366		Industrial & Commercial Bank of China	97,403
263,347		Industrial Bank of Korea	3,971
214,103		ING Vysya Bank Ltd	2,060
199,457		International Bancshares Corp	4,920
6,950,894		Investors Bancorp, Inc	70,413
541,290	*,m	Irish Bank Resolution Corp Ltd	0	^
918,210	*	Israel Discount Bank Ltd	1,580
52,940		Iyo Bank Ltd	536
418,600		Jammu & Kashmir Bank Ltd	957
87,484		JB Financial Group Co Ltd	585
337,200		Jimoto Holdings Inc	692
476,485		Joyo Bank Ltd	2,345
11,738,978		JPMorgan Chase & Co	707,156
350,555		Juroku Bank Ltd	1,314
116,407	*	Jyske Bank	6,277
181,000		Kagoshima Bank Ltd	1,150
42,653		Kansai Urban Banking Corp	488
71,400		Kanto Tsukuba Bank Ltd	241
325,301		Karnataka Bank Ltd	593
64,913	*	Karur Vysya Bank Ltd	556
719,100		Kasikornbank PCL	5,201
474,300		Kasikornbank PCL - NVDR	3,430
1,532,600		Kasikornbank PCL (Foreign)	11,032
636,935		KB Financial Group, Inc	23,220
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
60,589	*	KBC Groep NV	$3,216
56,492	*	Kearny Financial Corp	753
718,000		Keiyo Bank Ltd	3,659
8,281,923		Keycorp	110,398
1,164,332		Kiatnakin Bank PCL	1,515
868,000		King’s Town Bank	960
164,400		Kiyo Bank Ltd	2,344
20,683	*	KJB Financial Group Co Ltd	209
37,063	*	KNB Financial Group Co Ltd	414
49,577		Komercni Banka AS	11,792
48,191		Kotak Mahindra Bank Ltd	789
14,140,370		Krung Thai Bank PCL (Foreign)	10,308
57,495	*,e	Ladder Capital Corp	1,087
135,957		Lakeland Bancorp, Inc	1,327
68,079		Lakeland Financial Corp	2,553
29,452	e	Laurentian Bank of Canada	1,274
5,426,240		LH Financial Group PCL	303
14,680,040	*	Liberbank S.A.	14,183
804,906		LIC Housing Finance Ltd	4,224
94,758,064	*	Lloyds TSB Group plc	117,885
47,124	e	M&T Bank Corp	5,810
89,054	e	Macatawa Bank Corp	427
75,832		MainSource Financial Group, Inc	1,308
8,500,778		Malayan Banking BHD	25,807
1,143,602		Malaysia Building Society	852
456,673		Masraf Al Rayan	6,990
246,026		MB Financial, Inc	6,810
24,187,968		Mega Financial Holding Co Ltd	19,823
59,844		Mercantile Bank Corp	1,140
21,153		Merchants Bancshares, Inc	596
80,490	*	Meridian Bancorp, Inc	850
21,452		Meta Financial Group, Inc	756
2,108,020		Metropolitan Bank & Trust	4,074
1,137,758	*,e	MGIC Investment Corp	8,886
36,407	e	Midsouth Bancorp, Inc	681
25,707	e	MidWestOne Financial Group, Inc	592
226,000		Mie Bank Ltd	525
436,000		Minato Bank Ltd	858
16,552,964		Mitsubishi UFJ Financial Group, Inc	93,288
5,410,494		Mitsui Trust Holdings, Inc	22,526
297,000		Miyazaki Bank Ltd	912
96,418		Mizrahi Tefahot Bank Ltd	1,153
25,822,302		Mizuho Financial Group, Inc	46,098
64,368		Musashino Bank Ltd	2,137
297,928		Nanto Bank Ltd	1,204
1,907,596		National Australia Bank Ltd	54,259
158,660		National Bank Holdings Corp	3,034
623,228		National Bank of Abu Dhabi PJSC	2,452
654,323	e	National Bank of Canada	29,814
16,914,799	*	National Bank of Greece S.A.	49,475
25,198	e	National Bankshares, Inc	699
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
442,081		National Penn Bancshares, Inc	$4,293
41,280	*,e	Nationstar Mortgage Holdings, Inc	1,413
2,564,174		Natixis	17,641
179,479		NBT Bancorp, Inc	4,042
306,277		Nedbank Group Ltd	5,927
164,603	e	New York Community Bancorp, Inc	2,612
113,928	*	NewBridge Bancorp	865
943,300		Nishi-Nippon City Bank Ltd	2,519
183,581	*,e	NMI Holdings, Inc	1,588
2,052,703		Nordea Bank AB	26,610
659,200		North Pacific Bank Ltd	2,596
228,473		Northfield Bancorp, Inc	3,112
24,221		Northrim BanCorp, Inc	640
352,884		Northwest Bancshares, Inc	4,270
50,003		OceanFirst Financial Corp	796
212,413	*,e	Ocwen Financial Corp	5,561
167,048	e	OFG Bancorp	2,502
311,000		Ogaki Kyoritsu Bank Ltd	842
199,000		Oita Bank Ltd	750
33,161	e	Old Line Bancshares, Inc	513
394,979		Old National Bancorp	5,123
48,128		OmniAmerican Bancorp, Inc	1,251
23,687	*	Opus Bank	726
207,321		Oriental Bank of Commerce	767
168,331		Oritani Financial Corp	2,372
233,907		OTP Bank	3,960
3,299,139		Oversea-Chinese Banking Corp	25,167
65,483		Pacific Continental Corp	841
67,579	*	Pacific Premier Bancorp, Inc	949
199,170		PacWest Bancorp	8,212
16,888	e	Palmetto Bancshares, Inc	239
360,774		Paragon Group of Cos plc	1,997
45,892	e	Park National Corp	3,461
176,485		Park Sterling Bank	1,170
41,087	e	Peapack Gladstone Financial Corp	719
16,391	e	Penns Woods Bancorp, Inc	693
52,378	*	Pennsylvania Commerce Bancorp, Inc	1,270
43,830	*,e	PennyMac Financial Services, Inc	642
40,036	e	Peoples Bancorp, Inc	951
26,757	e	Peoples Financial Services Corp	1,231
118,531	e	People’s United Financial, Inc	1,715
2,045,466	*	Philippine National Bank	3,986
3,062,612	*	Piccolo Credito Valtellinese Scarl	3,461
133,183		Pinnacle Financial Partners, Inc	4,808
37,024,724	*	Piraeus Bank S.A.	62,669
1,474,275		PNC Financial Services Group, Inc	126,168
90,418	*	Popular, Inc	2,661
1,039,151		Powszechna Kasa Oszczednosci Bank Polski S.A.	12,412
43,106	*,e	Preferred Bank	971
268,346		PrivateBancorp, Inc	8,026
305,856		Prosperity Bancshares, Inc	17,486
225,067		Provident Financial Services, Inc	3,684
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
59,515,500		PT Bank Bukopin Tbk	$3,487
14,117,200		PT Bank Central Asia Tbk	15,151
2,957,402		PT Bank Danamon Indonesia Tbk	947
3,202,100		PT Bank Jabar Banten Tbk	209
13,067,048		PT Bank Mandiri Persero Tbk	10,807
16,698,113		PT Bank Negara Indonesia	7,545
44,500,000	*	PT Bank Pan Indonesia Tbk	3,561
11,969,500		PT Bank Pembangunan Daerah Jawa Timur Tbk	426
20,851,494		PT Bank Tabungan Negara Tbk	1,998
3,313,972		Public Bank BHD	19,091
66,497		Qatar Islamic Bank SAQ	2,060
164,067		Qatar National Bank	9,136
669,617	e	Radian Group, Inc	9,549
35,818		Raiffeisen International Bank Holding AG.	776
7,424,658		Regions Financial Corp	74,544
123,674		Renasant Corp	3,345
39,801		Republic Bancorp, Inc (Class A)	943
114,997	*,e	Republic First Bancorp, Inc	447
5,009,340		Resona Holdings, Inc	28,260
675,924		RHB Capital BHD	1,819
505,690		Rizal Commercial Banking Corp	610
5,200	*,m	Roskilde Bank	0	^
76,701		Royal Bank of Canada	5,480
2,597,144		Royal Bank of Canada (Toronto)	185,635
1,218,059	*	Royal Bank of Scotland Group plc	7,257
110,022		S&T Bancorp, Inc	2,581
90,037		Sandy Spring Bancorp, Inc	2,061
166,000		San-In Godo Bank Ltd	1,172
4,860,308		Sberbank of Russian Federation (ADR)	38,221
66,828	*	Seacoast Banking Corp of Florida	730
450,680	*	Sekerbank TAS	376
431,280		Senshu Ikeda Holdings, Inc	2,218
20,986	e	ServisFirst Bancshares, Inc	604
307,246		Seven Bank Ltd	1,252
508,000		Shiga Bank Ltd	2,798
951,236		Shinhan Financial Group Co Ltd	43,792
4,752,823		Shinsei Bank Ltd	10,201
679,559		Shizuoka Bank Ltd	6,997
3,212,800		Siam Commercial Bank PCL (Foreign)	17,997
44,683	e	Sierra Bancorp	749
316,814	*	Signature Bank	35,502
60,857		Simmons First National Corp (Class A)	2,344
8,069,908		SinoPac Financial Holdings Co Ltd	3,460
2,929,705		Skandinaviska Enskilda Banken AB (Class A)	38,979
1,498,264		Societe Generale	76,423
98,152		South State Corp	5,489
69,432	e	Southside Bancshares, Inc	2,309
70,171		Southwest Bancorp, Inc	1,151
157,800		Spar Nord Bank A/s	1,591
287,984		Sparebanken Midt-Norge	2,656
188,871	e	Sparebanken Nord-Norge	1,132
34,727	*,e	Square Financial, Inc	668
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,626		St Galler Kantonalbank	$1,321
1,373,837	e	Standard Bank Group Ltd	15,876
1,428,712		Standard Chartered plc	26,352
130,987		State Bank & Trust Co	2,127
23,332		State Bank of Bikaner & Jaip	211
78,248		State Bank of India Ltd	3,087
59,518		State Bank of India Ltd (GDR)	4,702
311,204		Sterling Bancorp/DE	3,980
57,047	e	Stock Yards Bancorp, Inc	1,717
40,437	e	Stonegate Bank	1,041
51,123	*,e	Stonegate Mortgage Corp	664
42,653		Suffolk Bancorp	828
3,341,120		Sumitomo Mitsui Financial Group, Inc	136,132
32,224	*,e	Sun Bancorp, Inc	584
925,851		SunTrust Banks, Inc	35,210
827,489		Suruga Bank Ltd	16,510
707,657		Susquehanna Bancshares, Inc	7,077
156,766	*	SVB Financial Group	17,572
637,245		Svenska Handelsbanken (A Shares)	29,843
798,793		Swedbank AB (A Shares)	20,030
70,030	*	Sydbank AS	2,131
438,092		Syndicate Bank	772
206,345		Synovus Financial Corp	4,878
1,867,383	*	Ta Chong Bank Co Ltd	599
1,564,436		Taichung Commercial Bank	530
9,066,042		Taishin Financial Holdings Co Ltd	4,247
2,139,136	*	Taiwan Business Bank	631
6,386,135		Taiwan Cooperative Financial Holding	3,442
86,652		Talmer Bancorp Inc	1,198
3,726,853		TCF Financial Corp	57,878
656,872	*	TCS Group Holding plc (ADR)	3,064
22,481	*	Tekstil Bankasi AS.	20
37,699	e	Territorial Bancorp, Inc	765
148,692	*	Texas Capital Bancshares, Inc	8,577
103,532		TFS Financial Corp	1,483
1,431,400		Thanachart Capital PCL	1,640
119,930	*	The Bancorp, Inc	1,030
1,113,180		Tisco Bank PCL	1,559
10,590,300		TMB Bank PCL (Foreign)	1,004
94,000		Tochigi Bank Ltd	368
402,000		Toho Bank Ltd	1,499
74,700	m	Tokyo Tomin Bank Ltd	898
156,900		Tomony Holdings, Inc	660
54,226		Tompkins Trustco, Inc	2,390
3,493,341	e	Toronto-Dominion Bank	172,398
391,000		Towa Bank Ltd	353
113,853	e	TowneBank	1,546
23,561		Tree.com, Inc	846
67,081	e	Trico Bancshares	1,517
76,460	*,e	Tristate Capital Holdings, Inc	693
392,717	e	Trustco Bank Corp NY	2,529
246,986		Trustmark Corp	5,689
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,650,000	*,e	TSB Banking Group plc	$16,450
4,368,915		Turkiye Garanti Bankasi AS	15,356
1,295,192		Turkiye Halk Bankasi AS	7,792
2,784,322		Turkiye Is Bankasi (Series C)	6,188
2,281,160		Turkiye Sinai Kalkinma Bankasi AS	1,923
2,402,698		Turkiye Vakiflar Bankasi Tao	4,455
138,992		UMB Financial Corp	7,582
610,699	e	Umpqua Holdings Corp	10,058
4,699,781		UniCredit S.p.A	36,921
1,449,396	*	Union Bank Of Taiwan	505
168,735		Union Bankshares Corp	3,898
251,114	e	United Bankshares, Inc	7,767
184,157		United Community Banks, Inc	3,031
158,121		United Community Financial Corp	740
185,420		United Financial Bancorp, Inc (New)	2,353
690,563	e	United Overseas Bank Ltd	12,106
58,960		Univest Corp of Pennsylvania	1,105
4,392,843		US Bancorp	183,753
30,718		Valiant Holding	2,449
720,502	e	Valley National Bancorp	6,982
144,647		ViewPoint Financial Group	3,463
559,424		Vijaya Bank	434
3,719,185		VTB Bank OJSC (GDR)	7,363
68,027	*	Walker & Dunlop, Inc	904
361,784		Washington Federal, Inc	7,366
53,322	e	Washington Trust Bancorp, Inc	1,759
121,475		Waterstone Financial, Inc	1,403
328,598		Webster Financial Corp	9,575
25,498,311		Wells Fargo & Co	1,322,598
95,938		WesBanco, Inc	2,935
60,142	e	West Bancorporation, Inc	850
99,313	e	Westamerica Bancorporation	4,620
250,815	*	Western Alliance Bancorp	5,994
3,699,674		Westpac Banking Corp	103,863
255,832		Wilshire Bancorp, Inc	2,361
171,433		Wintrust Financial Corp	7,658
322,668		Woori Finance Holdings Co Ltd	3,980
31,321		WSFS Financial Corp	2,243
33,100	m	Yachiyo Bank Ltd	1,049
76,195	*	Yadkin Financial Corp	1,384
133,000	e	Yamagata Bank Ltd	623
73,492		Yamaguchi Financial Group, Inc	695
237,000		Yamanashi Chuo Bank Ltd	1,040
1,959,332		Yapi ve Kredi Bankasi	3,847
1,226,623		Yes Bank Ltd	11,040
105,974	e	Zions Bancorporation	3,080
		TOTAL BANKS	9,441,637

CAPITAL GOODS - 7.4%
2,748,544		3M Co	389,414
176,840		A.O. Smith Corp	8,361
191,384		Aalberts Industries NV	4,955
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
129,377		Aaon, Inc	$2,201
148,311		AAR Corp	3,582
454,634		ABB Ltd	10,170
530,232	e	Abengoa S.A.	2,958
225,821	e	Abengoa S.A. (B Shares)	1,190
2,051,642		Aboitiz Equity Ventures, Inc	2,461
1,319,000		AcBel Polytech, Inc	1,564
122,611	*	Accuride Corp	465
111,537		Aceto Corp	2,155
92,612		ACS Actividades Construccion y Servicios S.A.	3,550
265,087		Actuant Corp (Class A)	8,090
25,245		Acuity Brands, Inc	2,972
188,700		Adani Enterprises Ltd	1,433
40,752		Aditya Birla Nuvo Ltd	1,066
254,500		Advan Co Ltd	2,786
36,131	*	Advanced Drainage Systems, Inc	757
101,000	*	Advanced Lithium Electrochemistry Co Ltd	200
252,913	*,e	Aecom Technology Corp	8,536
147,655		Aecon Group, Inc	2,000
140,252	*	Aegion Corp	3,121
98,311	*	Aerovironment, Inc	2,956
14,070		AFG Arbonia-Forster Hldg	301
30,500	e	AG Growth International Inc	1,212
127,912		AGCO Corp	5,815
50,299		Aica Kogyo Co Ltd	1,069
26,500		Aichi Corp	126
185,800		Aida Engineering Ltd	1,888
248,435		Air Lease Corp	8,074
220,848		Aircastle Ltd	3,613
413,508		Airtac International Group	3,331
102,387		Akfen Holding AS.	205
26,074		Alamo Group, Inc	1,069
351,216		Alarko Holding AS	591
111,487		Albany International Corp (Class A)	3,795
96,265		Alfa Laval AB	2,051
5,287,429		Alfa S.A. de C.V. (Class A)	18,098
1,174,858		Allegion plc	55,970
2,324,864		Alliance Global Group, Inc	1,344
108,489		Alliant Techsystems, Inc	13,848
317,834		Allied Electronics Corp Ltd	690
306,027		Allison Transmission Holdings, Inc	8,719
38,162		Alstom Projects India Ltd	294
826,911		Alstom RGPT	28,356
79,787		Altra Holdings, Inc	2,327
378,922		Amada Co Ltd	3,613
61,681		Amara Raja Batteries Ltd	596
73,093	*	Ameresco, Inc	501
28,868	e	American Railcar Industries, Inc	2,134
37,521		American Science & Engineering, Inc	2,078
82,620	*	American Woodmark Corp	3,045
526,007		Ametek, Inc	26,411
34,000	*,m	Amrep Corp	0	^
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,133		Andritz AG.	$699
95,306		Apogee Enterprises, Inc	3,793
150,875		Applied Industrial Technologies, Inc	6,887
1,253,763	*	Arabtec Holding Co	1,570
7,610	*,e	ARC Group Worldwide, Inc	119
59,427		Arcadis NV	1,966
13,658	*	Arcam AB	319
93,971		Argan, Inc	3,137
484,294	*	Armstrong World Industries, Inc	27,120
391,505	*	ArvinMeritor, Inc	4,248
51,600		Asahi Diamond Industrial Co Ltd	747
337,042		Asahi Glass Co Ltd	1,828
1,302,414		Ashok Leyland Ltd	866
3,512,439		Ashtead Group plc	59,089
557,746		Assa Abloy AB (Class B)	28,661
214,401	e	Astaldi S.p.A.	1,628
70,372		Astec Industries, Inc	2,566
48,356	*,e	Astronics Corp	2,306
1,348	*,e	Astronics Corp (Class B)	64
788,016		Asunaro Aoki Construction Co Ltd	6,017
308,945		Atlas Copco AB (A Shares)	8,815
214,256		Atlas Copco AB (B Shares)	5,537
90,219	*	ATS Automation Tooling Systems, Inc	1,045
239,465	e	Ausdrill Ltd	189
1,892,675	*	Austal Ltd	2,150
425,697	*	Aveng Ltd	838
2,877,843	e	AviChina Industry & Technology Co	2,055
76,653		AZZ, Inc	3,202
24,455		B&B Tools AB	480
41,645		Babcock & Wilcox Co	1,153
65,600	e	Badger Daylighting Ltd	1,635
2,370,194		BAE Systems plc	18,041
684,520	e	Balfour Beatty plc	2,093
114,100	*,e	Ballard Power Systems, Inc	367
165,000		Bando Chemical Industries Ltd	648
436,000		Baoye Group Co Ltd	272
224,364		Barloworld Ltd	1,837
198,076		Barnes Group, Inc	6,012
9,049		Bauer AG.	155
31,761		BayWa AG.	1,365
150,470	*	BE Aerospace, Inc	12,630
57	*	Beacon Power Corp	0	^
172,099	*	Beacon Roofing Supply, Inc	4,385
646,800		Beijing Enterprises Holdings Ltd	5,549
390,400		Benalec Holdings BHD	108
2,793,900		Berjaya Corp BHD	481
1,000,000		BES Engineering Corp	252
405,369		Besalco S.A.	281
730,684		Bharat Heavy Electricals	2,361
5,584		BHI Co Ltd	71
407,673		Bidvest Group Ltd	10,316
85,938	e	Bird Construction Income Fund	1,086
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
102,800		BJC Heavy Industries PCL	$123
161,548	*	Blount International, Inc	2,444
411,082		Bodycote plc	4,447
2,158,535		Boeing Co	274,954
297,000		Boer Power Holdings Ltd	404
400,000	e	Bolina Holding Co Ltd	158
1,942,150	e	Bombardier, Inc	6,538
273,045		Boskalis Westminster	15,356
14,665		Bossard Holding AG.	1,521
430,550		Bouygues S.A.	13,922
169,797	e	Bradken Ltd	631
60,373		Brenntag AG.	2,955
176,818	e	Briggs & Stratton Corp	3,186
11,981		Bucher Industries AG.	3,075
23,560		Budimex S.A.	981
133,847	*	Builders FirstSource, Inc	729
116,000		Bunka Shutter Co Ltd	1,035
304,618		Bunzl plc	7,926
50,102		Burckhardt Compression Holding AG.	23,062
9,982		Burkhalter Holding AG.	898
402,949		CAE, Inc	4,886
1,018,100		Cahya Mata Sarawak BHD	1,350
60,992	*,e	CAI International, Inc	1,180
973,894	*,e	Capstone Turbine Corp	1,042
17,108		Carbone Lorraine	419
51,540	*,e	Carbures Europe S.A.	367
161,312	e	Cardno Ltd	850
38,143	e	Cargotec Corp (B Shares)	1,270
427,162		Carillion plc	2,101
96,695		Carlisle Cos, Inc	7,772
1,319,419		Caterpillar, Inc	130,662
294,900		CB Industrial Product Holding BHD	440
1,022,327		Central Glass Co Ltd	3,619
21,646		CENTROTEC Sustainable AG.	415
513,669	*	Cersanit Krasnystaw S.A.	216
183,000		Changchai Co Ltd	132
5,262,620	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	3,069
14,882,000	*	Charisma Energy Services Ltd	361
92,854	*,e	Chart Industries, Inc	5,676
191,909		Chemring Group plc	698
458,915		Chicago Bridge & Iron Co NV	26,548
283,410		Chicony Power Technology Co Ltd	418
50		Chien Kuo Construction Co Ltd	0	^
12,200,000	*	China Automation Group Ltd	2,447
13,613,476		China Communications Construction Co Ltd	9,824
47,000		China Ecotek Corp	105
2,182,000	*	China Energine International Holdings Ltd	267
368,150		China Fangda Group Co Ltd	214
1,874,000		China Glass Holdings Ltd	229
1,099,000	*,e	China High Speed Transmission Equipment Group Co Ltd	892
586,005		China International Marine Containers Group Co Ltd	1,207
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,341,363	e	China Railway Construction Corp	$2,125
12,462,697		China Railway Group Ltd	6,600
691,400	e	China Singyes Solar Technologies Holdings Ltd	1,229
2,498,380	e	China South Locomotive and Rolling Stock Corp	2,196
3,912,656		China State Construction International Holdings Ltd	5,817
120,000		China Steel Structure Co Ltd	114
4,680,000	*	China WindPower Group Ltd	372
1,113,000		Chip Eng Seng Corp Ltd	785
35,939		Chiyoda Corp	397
41,300		Chiyoda Integre Co Ltd	568
18,474,000		Chongqing Machinery & Electric Co Ltd	2,875
64,400		Chudenko Corp	1,053
893,000		Chung Hsin Electric & Machinery Manufacturing Corp	600
717,452		Cintra Concesiones de Infraestructuras de Transporte S.A.	13,880
880,328	*	CIR-Compagnie Industriali Riunite S.p.A.	997
88,155		CIRCOR International, Inc	5,935
2,489,084	e	Citic Pacific Ltd	4,154
2,857,000	*,e	Citic Resources Holdings Ltd	434
183,000		Civmec Ltd	110
16,867		CJ Corp	2,774
233,500		CKD Corp	2,121
155,115		Clarcor, Inc	9,785
1,459,657		CNH Industrial NV	11,562
226,766		Coastal Contracts BHD	335
790,346		Cobham plc	3,721
807,136	*	Cofide S.p.A.	425
498,619	*	Colfax Corp	28,406
69,104		Columbus McKinnon Corp	1,520
162,124		Comfort Systems USA, Inc	2,197
78,425	*	Commercial Vehicle Group, Inc	485
3,369,975		Compagnie de Saint-Gobain	153,979
7,540		Compagnie d’Entreprises CFE	778
172,400		COMSYS Holdings Corp	2,976
91,252	e	Concentric AB	1,077
1,702		Construcciones y Auxiliar de Ferrocarriles S.A.	569
35,730	*	Continental Building Products Inc	522
576,450		Continental Engineering Corp	218
2,047,000	e	Cosco Corp Singapore Ltd	1,082
20,585	e	Cosel Co Ltd	245
190,140		Costain Group plc	875
99,048		Cramo Oyj (Series B)	1,398
539,609		Crane Co	34,109
723,590		CSBC Corp Taiwan	416
687,629		CTCI Corp	1,170
75,346		Cubic Corp	3,526
723,234		Cummins, Inc	95,452
170,900		Curtiss-Wright Corp	11,266
329,000		DA CIN Construction Co Ltd	231
32,312		Daelim Industrial Co	2,311
59,555		Daesang Holdings Co Ltd	1,216
16,113		Daetwyler Holding AG.	2,120
123,728	*	Daewoo Engineering & Construction Co Ltd	899
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
53,471		Daewoo International Corp	$1,901
118,591		Daewoo Shipbuilding & Marine Engineering Co Ltd	2,274
84,600		Daifuku Co Ltd	996
91,641		Daihen Corp	356
68,000		Daiichi Jitsugyo Co Ltd	381
318,578		Daikin Industries Ltd	19,762
27,000		Daiwa Industries Ltd	204
99,300		Dalian Refrigeration Co Ltd	97
2,391,297		Danaher Corp	181,691
11,820		Danieli & Co S.p.A.	304
92,390		Danieli & Co S.p.A. (RSP)	1,760
203,346		DCC plc	11,257
358,628		Decmil Group Ltd	557
170,249	e	Deere & Co	13,959
38,600		Denyo Co Ltd	526
314,498		Deutz AG.	1,658
3,930,256		Dialog Group BHD	2,061
273,661	*	DigitalGlobe, Inc	7,799
24,512	*	Discount Investment Corp	188
194,200		DKSH Holdings Malaysia BHD	383
911,562		DMCI Holdings, Inc	1,603
1,154,357	*	Dogan Sirketler Grubu Holdings	335
80,250		Donaldson Co, Inc	3,261
19,100		Dongfang Electric Co Ltd	34
26,169		Dongkuk Structures & Construction Co Ltd	110
22,715		Doosan Corp	2,226
24,330	*	Doosan Engine Co Ltd	169
60,518		Doosan Heavy Industries and Construction Co Ltd	1,492
143,126	*	Doosan Infracore Co Ltd	1,503
93,058	e	Douglas Dynamics, Inc	1,815
359,058		Dover Corp	28,843
38,047	*	Ducommun, Inc	1,043
85,204		Duerr AG.	6,183
79,425	e	Duro Felguera S.A.	378
56,658	*	DXP Enterprises, Inc	4,175
105,506	*	Dycom Industries, Inc	3,240
50,410		Dynamic Materials Corp	960
280,200		Dynasty Ceramic PCL	501
1,216,555		Eaton Corp	77,093
694,828	e	Ebara Corp	4,165
843,200		EEI Corp	218
121,603		Eiffage S.A.	6,779
60,085		Elbit Systems Ltd	3,726
3,143		Electra Israel Ltd	443
246,560		EMCOR Group, Inc	9,853
995,709		Emerson Electric Co	62,311
847,082		Empresa Brasileira de Aeronautica S.A.	8,357
2,041,800	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	3,529
66,311		Encore Wire Corp	2,459
9,200	e	Endo Lighting Corp	107
136,701	*,e	Energy Recovery, Inc	484
166,058	e	EnerSys	9,738
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
65,414	*	Engility Holdings, Inc	$2,039
188,805		Engineers India Ltd	745
510,807		Enka Insaat ve Sanayi AS	1,167
123,288	*,e	Enphase Energy, Inc	1,848
70,093	*	EnPro Industries, Inc	4,243
636,000		Enric Energy Equipment Holdings Ltd	635
23,243	*,e	Erickson Air-Crane, Inc	302
99,600		ESCO Technologies, Inc	3,464
226,437	*	Esterline Technologies Corp	25,196
842,749		European Aeronautic Defence and Space Co	52,976
1,186,000	e	EVA Precision Industrial Holdings Ltd	276
191,698		Exelis, Inc	3,171
8,706		Faiveley S.A.	555
135,988		Fanuc Ltd	24,594
4,454,000	e	Far East Global Group Ltd	789
6,864,184		Far Eastern Textile Co Ltd	6,913
579,513	e	Fastenal Co	26,020
8,620,000	*,e,m	FDG Electric Vehicles Ltd	611
281,180		Federal Signal Corp	3,723
192,588		Fenner plc	992
2,300,932		Ferreyros S.A.	1,322
874,158	*	Finmeccanica S.p.A.	8,459
481,851		Finning International, Inc	13,591
1,644,000	e	First Tractor Co	1,145
264,239		Flowserve Corp	18,634
48,957	e	FLSmidth & Co AS	2,335
147,471		Fluor Corp	9,850
63,194	*,e	Fomento de Construcciones y Contratas S.A.	1,211
1,254,821		Fortune Brands Home & Security, Inc	51,586
269,800		Foshan Electrical and Lighting Co Ltd	264
396,937		Foster Wheeler AG.	12,551
169,767		Franklin Electric Co, Inc	5,898
44,189		Freightcar America, Inc	1,471
29,544	*	Frigoglass S.A.	101
583,942		FSP Technology, Inc	523
1,703,000	e	Fudo Tetra Corp	4,310
658,432	*,e	FuelCell Energy, Inc	1,376
1,733,587		Fuji Electric Holdings Co Ltd	8,390
85,692		Fuji Machine Manufacturing Co Ltd	824
1,354,978		Fujikura Ltd	6,523
69,800		Fujitec Co Ltd	762
111,307	*	Furmanite Corp	752
254,000		Furukawa Co Ltd	525
965,000		Furukawa Electric Co Ltd	1,939
183,419	*	Futaba Corp/Chiba	2,756
194,672		Galliford Try plc	3,980
201,644	*	Gamesa Corp Tecnologica S.A.	2,216
3,830,551		Gamuda BHD	5,629
118,289		GATX Corp	6,905
790,870		GEA Group AG.	34,358
14,047		Geberit AG.	4,528
169,424	*	GEK Group of Cos S.A.	685
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
180,714	*,e	GenCorp, Inc	$2,886
223,975	e	Generac Holdings, Inc	9,080
182,286		General Cable Corp	2,749
1,611,359		General Dynamics Corp	204,788
37,119,441		General Electric Co	951,000
28,633	*,e	General Finance Corp	254
9,703		Georg Fischer AG.	5,696
2,880		Gesco AG.	249
114,142	*	Gibraltar Industries, Inc	1,563
65,601		Gildemeister AG.	1,842
83,818		Global Brass & Copper Holdings, Inc	1,230
63,560		Global Power Equipment Group, Inc	947
155,856		Glory Ltd	4,399
874,090		GMR Infrastructure Ltd	247
61,685		Gorman-Rupp Co	1,853
108,259		Graco, Inc	7,901
426,751	*,e	GrafTech International Ltd	1,955
1,062,141		Grafton Group plc	10,735
34,235		Graham Corp	984
142,439		Granite Construction, Inc	4,531
213,968		Great Lakes Dredge & Dock Corp	1,322
22,415		Greaves Cotton Ltd	48
82,002	e	Greenbrier Cos, Inc	6,017
162,709		Griffon Corp	1,853
58,821	*,e	Grontmij (ADR)	298
236,934		Group Five Ltd	840
1,041,261	e	Grupo Carso S.A. de C.V. (Series A1)	6,087
55,100		GS Engineering & Construction Corp	1,914
10,060		GS Global Corp	90
349,000	e	GS Yuasa Corp	2,033
224,800	e,m	Guangzhou Shipyard International Co Ltd	397
415,600		Gunkul Engineering PCL	313
2,864,000	e	Guodian Technology & Environment Group Corp Ltd	582
228,246	e	GWA International Ltd	512
92,228		H&E Equipment Services, Inc	3,715
878,360		Haitian International Holdings Ltd	1,992
37,313		Haldex AB	432
241,514	*	Halim Co Ltd	1,278
15,187		Halla Engineering & Construction Corp	111
637,730		Hangzhou Steam Turbine Co	770
66,595	*	Hanjin Heavy Industries & Construction Co Ltd	327
1,658,395		Hanwa Co Ltd	6,202
111,000		HAP Seng Consolidated BHD	135
1,986,000		Harbin Power Equipment	1,193
261,467		Harsco Corp	5,598
987,169		Havells India Ltd	4,223
180,500		Hazama Ando Corp	1,154
208,912	*	HD Supply Holdings, Inc	5,695
203,328		Heico Corp	9,495
686,297	*,e	Heidelberger Druckmaschinen	1,910
195,820	*	Hellenic Technodomiki Tev S.A.	754
64,242		Hexagon Composites ASA	299
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
57,551	*	Hexcel Corp	$2,285
16,300		Hibiya Engineering Ltd	236
233,982		Hillenbrand, Inc	7,228
464,130		Hills Industries Ltd	538
462,781		Hino Motors Ltd	6,476
17,200		Hisaka Works Ltd	162
86,191	e	Hitachi Construction Machinery Co Ltd	1,735
47,500		Hitachi Koki Co Ltd	414
158,300		Hitachi Zosen Corp	934
368,833		Hiwin Technologies Corp	3,289
4,838,000	e	HKC Holdings Ltd	118
78,849		Hochtief AG.	5,411
637,635		Hock Seng Lee BHD	369
6,017		Homag Group AG.	206
5,864,656		Honeywell International, Inc	546,117
158,000		Hong Leong Asia Ltd	184
1,055,558		Hopewell Holdings	3,695
39,500		Hoshizaki Electric Co Ltd	1,843
72,000		Hosken Consolidated Investments Ltd	990
27,000		Hosokawa Micron Corp	160
64,653		Houston Wire & Cable Co	775
2,370,000		Hsin Chong Construction Group Ltd	290
421,000		HUA ENG Wire & Cable	146
26,415		Hubbell, Inc (Class B)	3,184
24,869		Huber & Suhner AG.	1,211
53,148		Hudaco Industries Ltd	460
305,819		Huntington Ingalls	31,869
23,417		Hurco Cos, Inc	882
2,376,961		Hutchison Whampoa Ltd	28,734
8,335		Hy-Lok Corp	269
41,698		Hyster-Yale Materials Handling, Inc	2,986
51,444		Hyundai Corp	1,840
66,848		Hyundai Development Co	2,697
6,714	*	Hyundai Elevator Co Ltd	232
207,897		Hyundai Engineering & Construction Co Ltd	11,850
44,983		Hyundai Heavy Industries	5,845
27,203		Hyundai Mipo Dockyard	3,186
63,600		Idec Corp	530
367,844		IDEX Corp	26,621
197,665	*	II-VI, Inc	2,327
3,362,507		IJM Corp BHD	6,632
260,153		Illinois Tool Works, Inc	21,962
51,054		IMARKETKOREA, Inc	1,536
62,905		IMI plc	1,251
14,672		Implenia AG.	800
31,576		IMS-Intl Metal Service	619
417,195	*,e	Imtech NV	205
64,410		Inaba Denki Sangyo Co Ltd	2,165
146,784		Inabata & Co Ltd	1,479
68,250		Indus Holding AG.	3,309
41,169		Industria Macchine Automatiche S.p.A.	1,362
84,623		Industries Qatar QSC	4,316
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
56,195		Indutrade AB	$2,133
2,149,346		Ingersoll-Rand plc	121,137
83,602		Insteel Industries, Inc	1,719
5,035,000	*	Interchina Holdings Co	253
70,263		Interpump Group S.p.A.	882
296,477		Interserve plc	2,875
29,503		Invicta Holdings Ltd	275
72,500		Iochpe-Maxion S.A.	494
705,563		IRB Infrastructure Developers Ltd	2,632
9,810	*	IS Dongseo Co Ltd	360
760,000		Iseki & Co Ltd	1,865
295,000		I-Sheng Electric Wire & Cable Co Ltd	411
3,766,417		Ishikawajima-Harima Heavy Industries Co Ltd	19,519
1,912,350	*	Italian-Thai Development PCL	346
2,368,480		Itochu Corp	28,926
970,810		ITT Corp	43,628
64,128	*	IVRCL Infrastructures & Projects Ltd	16
305,000		Iwatani International Corp	2,111
71,653	*	Jacobs Engineering Group, Inc	3,498
307,136		Jain Irrigation Systems Ltd	403
1,523,783		Jaiprakash Associates Ltd	649
9,000	*	Jamco Corp	200
77,750	*,e	Japan Bridge Corp	203
163,604		Japan Pulp & Paper Co Ltd	492
327,000	e	Japan Steel Works Ltd	1,314
2,702,896		JG Summit Holdings (Series B)	3,483
101,481		JGC Corp	2,773
3,314,000		Jiangnan Group Ltd	717
3,525,500	*,e,m	China Rongsheng Heavy Industry Group Co Ltd	463
1,271,000	*	Jinchuan Group International Resources Co Ltd	113
496,000		Jingwei Textile Machinery	501
132,632		John Bean Technologies Corp	3,731
1,121,045		John Keells Holdings plc	2,181
470,000	e	Johnson Electric Holdings Ltd	1,792
991,602	e	Joy Global, Inc	54,082
858,454		JTEKT Corp	14,389
118,000	*	Juki Corp	417
15,885		Jungheinrich AG.	891
3,613	*	JVM Co Ltd	212
39,760		Kadant, Inc	1,553
46,990		Kajaria Ceramics Ltd	483
126,941		Kajima Corp	608
91,861		Kaman Corp	3,610
21,600		Kamei Corp	157
32,100		Kanamoto Co Ltd	1,187
466,000		Kandenko Co Ltd	2,352
1,179,000		Kanematsu Corp	1,895
20,300		Katakura Industries Co Ltd	253
47,000		Kato Works Co Ltd	358
1,079,909		Kawasaki Heavy Industries Ltd	4,317
378,463		KBR, Inc	7,126
11,960		KCC Corp	8,143
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
47,113	e	KCI Konecranes Oyj	$1,263
70,720		Keller Group plc	1,005
19,771		Kendrion NV	551
1,014,888		Kennametal, Inc	41,925
155,700		Kepler Weber S.A.	2,983
3,811,707		Keppel Corp Ltd	31,353
119,068	*,e	KEYW Holding Corp	1,318
64,954		Kier Group plc	1,732
587,000		Kinden Corp	6,037
156,000		King Slide Works Co Ltd	1,756
144,493		Kingspan Group plc	2,300
90,000		Kinik Co	210
33,000		Kinki Sharyo Co Ltd	104
64,348		KION Group AG.	2,375
81,300		Kitz Corp	406
94,081	*	Kloeckner & Co AG.	1,289
1,649,638		KOC Holding AS	7,624
3,958	*	Kolon Engineering & Construction Co Ltd	31
1,114,881		Komatsu Ltd	25,766
9,951		Komax Holding AG.	1,423
187,032	*	Kombassan Holdings AS	217
222,590		Komori Corp	2,710
555,690	e	Kone Oyj (Class B)	22,247
226,524	e	Koninklijke BAM Groep NV	670
413,233		Koninklijke Philips Electronics NV	13,141
86,089		Kopex S.A.	293
49,668		Korea Aerospace Industries Ltd	1,916
12,834		Korea Electric Terminal Co Ltd	632
161,460	*	Kratos Defense & Security Solutions, Inc	1,059
40,948		Krones AG.	3,551
1,336,963		Kubota Corp	21,169
97,345	e	KUKA AG.	5,871
477,000	*	Kumagai Gumi Co Ltd	1,762
16,762	*	Kumho Industrial Co Ltd	197
141,000		Kuo Toong International Co Ltd	234
60,198		Kurita Water Industries Ltd	1,343
119,779		Kuroda Electric Co Ltd	1,757
70,700		Kyokuto Kaihatsu Kogyo Co Ltd	1,024
289,300		Kyowa Exeo Corp	3,758
32,000		Kyudenko Corp	379
231,733		L-3 Communications Holdings, Inc	27,558
2,006		Lakshmi Machine Works Ltd	131
693,457	*	Lanco Infratech Ltd	76
658,197		Larsen & Toubro Ltd	15,471
73,761	*,e	Layne Christensen Co	716
42,242		LB Foster Co (Class A)	1,941
77,308		Legrand S.A.	4,017
392,101	e	Leighton Holdings Ltd	6,632
255,760		Lennox International, Inc	19,660
116,623		LG Corp	8,478
41,004		LG Hausys Ltd	8,099
49,877		LG International Corp	1,214
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
42,513		Lincoln Electric Holdings, Inc	$2,939
58,605	*	Lindab International AB	500
40,635	e	Lindsay Manufacturing Co	3,037
30,905		LISI	898
237,391	e	LIXIL Group Corp	5,064
38,826	*,e	LMI Aerospace, Inc	497
633,301		Lockheed Martin Corp	115,755
6,011,000	e	Lonking Holdings Ltd	1,081
72,965		LS Cable Ltd	4,616
14,695		LS Industrial Systems Co Ltd	817
82,680		LSI Industries, Inc	502
60,127	*	Lydall, Inc	1,624
20,618		Mabuchi Motor Co Ltd	1,799
321,515		MACA Ltd	421
43,625		MacDonald Dettwiler & Associates Ltd	3,262
110,000		Maeda Corp	882
15,300	e	Maeda Kosen Co Ltd	190
108,541		Maeda Road Construction Co Ltd	1,687
105,793	*,e	Maire Tecnimont S.p.A	254
290,748		Makino Milling Machine Co Ltd	2,152
155,499		Makita Corp	8,784
24,900		Malaysia Marine and Heavy Engineering Sdn BHD	23
1,784,400		Malaysian Resources Corp BHD	892
8,394		MAN AG.	945
40,888	*	Manitex International, Inc	462
9,452		Manitou BF S.A.	149
138,916		Manitowoc Co, Inc	3,258
789,400		Marcopolo S.A.	1,284
2,283,507		Marubeni Corp	15,626
3,006,836		Masco Corp	71,924
104,343	*,e	Masonite International Corp	5,779
185,254	*,e	Mastec, Inc	5,672
32,000		Max Co Ltd	368
669,074		Meggitt plc	4,880
170,000		Meidensha Corp	670
1,207,901		Melrose Industries plc	4,835
43,067		Metka S.A.	553
21,051		Metso Oyj	746
88,871	*,e	Meyer Burger Technology AG.	906
66,003		Micron Machinery Co Ltd	1,601
147,439	*	Middleby Corp	12,994
42,414		Miller Industries, Inc	717
90,300		Mills Estruturas e Servicos de	660
1,137,000		Minebea Co Ltd	15,517
479,200		Miraito Holdings Corp	5,548
85,800		MISUMI Group, Inc	2,593
2,811,843		Mitsubishi Corp	57,587
2,748,874		Mitsubishi Electric Corp	36,646
3,548,696		Mitsubishi Heavy Industries Ltd	22,846
24,800		Mitsubishi Nichiyu Forklift Co Ltd	190
99,700		Mitsuboshi Belting Co Ltd	654
3,057,018		Mitsui & Co Ltd	48,222
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,506,900		Mitsui Engineering & Shipbuilding Co Ltd	$3,394
74,700	e	Miura Co Ltd	879
3,782,738		MMC Corp BHD	2,748
255,336	e	Monadelphous Group Ltd	2,852
78,800	e	MonotaRO Co Ltd	1,972
169,055	*	Moog, Inc (Class A)	11,563
346,609		Morgan Crucible Co plc	1,668
61,272		Morgan Sindall plc	815
112,200		Mori Seiki Co Ltd	1,438
29,000		Morita Holdings Corp	303
85,149	e	Mota Engil SGPS S.A.	550
213,298	*	MRC Global, Inc	4,974
94,753		MSC Industrial Direct Co (Class A)	8,098
53,463		MTU Aero Engines Holding AG.	4,549
710,166		Mudajaya Group BHD	431
244,123		Mueller Industries, Inc	6,967
823,757		Mueller Water Products, Inc (Class A)	6,821
957,700		Muhibbah Engineering M BHD	908
720,803	*,e	Murray & Roberts Holdings Ltd	1,610
77,692	*	MYR Group, Inc	1,871
18,340		Nabtesco Corp	439
160,332		Nachi-Fujikoshi Corp	1,173
206,100		Nagase & Co Ltd	2,508
51,000		Nak Sealing Technologies Corp	199
37,300	e	Namura Shipbuilding Co Ltd	402
265,279		National Central Cooling Co PJSC	121
17,850	e	National Presto Industries, Inc	1,084
283,000		Nature Home Holding Company Ltd	45
445,887	*,e	Navistar International Corp	14,674
9,708		NCC AB	320
260,007		NCC AB (B Shares)	8,607
82,331	*	NCI Building Systems, Inc	1,597
48,300		NEC Capital Solutions Ltd	954
454,351	*	Neo-Neon Holdings Ltd	74
92,900	e	New Flyer Industries, Inc	1,085
29,218	e	Nexans S.A.	1,099
791,954		NGK Insulators Ltd	18,878
160,149		Nibe Industrier AB (Series B)	4,033
93,000	e	Nichias Corp	616
13,200		Nichiden Corp	279
88,400		Nichiha Corp	881
184,628		Nidec Corp	12,477
4,600		Nihon Trim Co Ltd	126
170,000		Nippo Corp	3,116
35,700		Nippon Densetsu Kogyo Co Ltd	572
58,000		Nippon Koei Co Ltd	237
269,000		Nippon Road Co Ltd	1,508
321,730	e	Nippon Sharyo Ltd	1,156
924,000	*,e	Nippon Sheet Glass Co Ltd	1,019
313,450		Nippon Steel Trading Co Ltd	1,209
60,000		Nippon Thompson Co Ltd	310
273,000		Nishimatsu Construction Co Ltd	1,233
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
31,600		Nishio Rent All Co Ltd	$1,220
495,000		Nisshinbo Industries, Inc	4,162
131,000		Nissin Electric Co Ltd	779
45,000		Nitta Corp	1,093
144,000	*	Nitto Boseki Co Ltd	555
82,147		Nitto Kogyo Corp	1,649
10,473		Nitto Kohki Co Ltd	203
23,762		NKT Holding AS	1,307
53,137		NN, Inc	1,420
12,988,071		Noble Group Ltd	13,204
32,055	*,e	Norcraft Cos, Inc	511
166,098	*	Nordex AG.	3,034
154,030		Nordson Corp	11,717
98,919		Noritake Co Ltd	241
27,000		Noritz Corp	477
75,178		NORMA Group	3,133
26,736	*,e	Nortek, Inc	1,992
597,897		Northrop Grumman Corp	78,779
35,111	*	Northwest Pipe Co	1,197
430,478	*,e	NOW, Inc	13,091
314,544		NRW Holdings Ltd	237
375,573		NSK Ltd	5,357
887,000	*,e	NTN Corp	4,007
2,308,668		NWS Holdings Ltd	4,106
21,300		Obara Corp	781
561,888	e	Obayashi Corp	3,845
46,409	e	Obrascon Huarte Lain S.A.	1,549
492,454		OC Oerlikon Corp AG.	6,110
67,503	*,e	OCI NV	2,082
11,210		OHB AG.	281
134,640		Oiles Corp	2,595
62,000		Okabe Co Ltd	680
133,641	e	Okuma Holdings, Inc	1,068
159,000		Okumura Corp	929
8,243	e	Omega Flex, Inc	160
13,200		Onoken Co Ltd	149
225,102	*	Orbital Sciences Corp	6,258
33,000		Organo Corp	151
100,599	*	Orion Marine Group, Inc	1,004
56,198		Ormat Industries	396
73,700		OSG Corp	1,278
178,681		Oshkosh Truck Corp	7,889
58,666	*	Osram Licht AG.	2,177
163,624	e	Outotec Oyj	1,242
5,415,626		Owens Corning, Inc	171,946
838,914		Paccar, Inc	47,713
16,297		Palfinger AG.	515
217,223		Pall Corp	18,182
124,838		Parker Hannifin Corp	14,250
34,642	*	Patrick Industries, Inc	1,467
164,645		Peab AB (Series B)	1,132
114,903		Pentair plc	7,525
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
262,700	e	Penta-Ocean Construction Co Ltd	$885
4,044		PER Aarsleff A.S.	666
136,060	*	Perini Corp	3,592
9,797		Pfeiffer Vacuum Technology AG.	823
327,030	*,e	Pgt, Inc	3,048
103,605	e	Pike Electric Corp	1,232
29,516		Pinguely-Haulotte	460
27,920		Pkc Group Oyj	565
3,189		Plasson	129
598,779	*,e	Plug Power, Inc	2,748
65,004	*,e	Ply Gem Holdings, Inc	705
396,700		Polyplex PCL	157
133,738	*,e	Polypore International, Inc	5,204
65,000		Portobello S.A.	130
34,437		Powell Industries, Inc	1,407
13,061	*,e	Power Solutions International, Inc	901
83,089	*,e	PowerSecure International, Inc	796
278,764		Precision Castparts Corp	66,034
10,050		Preformed Line Products Co	530
135,383		Primoris Services Corp	3,634
609,254	*,e	Promotora y Operadora de Infraestructura SAB de C.V.	8,375
185,117	*,e	Proto Labs, Inc	12,773
39,582		Prysmian S.p.A.	732
9,042,400		PT Adhi Karya Persero Tbk	2,047
7,848,200		PT Arwana Citramulia Tbk	640
2,129,400	*	PT Inovisi Infracom Tbk	141
4,471,000		PT Pembangunan Perumahan Tbk	787
11,502,200		PT Surya Semesta Internusa Tbk	697
4,385,100		PT Total Bangun Persada Tbk	342
3,669,561		PT United Tractors Tbk	5,992
19,509,900		PT Waskita Karya Persero Tbk	1,334
2,250,200		PT Wijaya Karya	480
751,794		QinetiQ plc	2,728
182,173		Quanex Building Products Corp	3,295
631,924	*	Quanta Services, Inc	22,933
8,357	e	R Stahl AG.	419
150,200		Raito Kogyo Co Ltd	1,396
155,775		Ramirent Oyj	1,222
170,900		Randon Participacoes S.A.	450
3,387		Rational AG.	1,007
270,207		Raubex Group Ltd	531
107,338		Raven Industries, Inc	2,619
1,028,978		Raytheon Co	104,565
71,117		RBC Bearings, Inc	4,032
305,342		RCR Tomlinson Ltd	857
1,082,707		Rechi Precision Co Ltd	1,106
79,294		Regal-Beloit Corp	5,095
522,398		Reunert Ltd	2,743
103,496	*,e	Revolution Lighting Technologies, Inc	174
3,462,066		Rexel S.A.	64,653
287,669	*,e	Rexnord Corp	8,184
39,314		Rheinmetall AG.	1,881
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
334,583		Rich Development Co Ltd	$145
3,247		Rieter Holding AG.	653
659,262		Rockwell Automation, Inc	72,440
328,543		Rockwell Collins, Inc	25,791
6,933		Rockwool International AS (B Shares)	1,002
1,718,351		Rolls-Royce Group plc	26,744
866,847		Roper Industries, Inc	126,811
626,000		Rotary Engineering Ltd	309
118,406	e	Rotork plc	5,289
152,000		Ruentex Engineering & Construction Co	312
105,847	*	Rush Enterprises, Inc (Class A)	3,541
169,333		Russel Metals, Inc	5,227
1,046,000		Ryobi Ltd	3,052
24,907		S&T Dynamics Co Ltd	244
63,884		Saab AB (Class B)	1,566
324,090	*	Sacyr Vallehermoso S.A.	1,737
713,493		Safran S.A.	46,258
65,615		Saft Groupe S.A.	2,233
665,953		Salfacorp S.A.	500
8,917		Sam Yung Trading Co Ltd	206
256,135		Samsung Corp	18,319
27,909		Samsung Engineering Co Ltd	1,590
164,145		Samsung Heavy Industries Co Ltd	3,917
33,782		Samsung Techwin Co Ltd	1,129
24,860		San Miguel Corp	43
2,486	*	San Miguel Corp (New)	7
84,203		San Shing Fastech Corp	231
670,863		Sandvik AB	7,535
59,568		Sanitec Corp	549
44,000	e	Sanki Engineering Co Ltd	328
25,500		Sankyo Tateyama, Inc	495
350,000		Sanwa Shutter Corp	2,489
1,213,000	e	Sany Heavy Equipment International	270
39,000		Sanyo Denki Co Ltd	327
10,028		Schindler Holding AG.	1,358
17,326		Schindler Holding AG. (Registered)	2,312
439,652		Schneider Electric S.A.	33,731
860		Schweiter Technologies AG.	615
86,600	e	Seibu Holdings, Inc	1,729
127,400		Sekisui Jushi Corp	1,720
1,187,701		SembCorp Industries Ltd	4,819
1,861,780	e	SembCorp Marine Ltd	5,452
23,540		Semperit AG. Holding	1,085
982,065		Senior plc	4,256
508	*	Sensata Technologies Holding BV	23
28,291	e	SGL Carbon AG.	583
267,208	*	SGSB Group Co Ltd	180
144,200	*,m	Shanghai Automation Instrumentation Co Ltd	95
603,780		Shanghai Diesel Engine Co Ltd	456
9,119,304		Shanghai Electric Group Co Ltd	4,849
746,600		Shanghai Erfangji Co Ltd	523
548,700		Shanghai Highly Group Co Ltd	323
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,567,695		Shanghai Industrial Holdings Ltd	$4,642
484,320		Shanghai Mechanical and Electrical Industry Co Ltd	1,064
13,600		Shibuya Kogyo Co Ltd	365
568,000		Shihlin Electric & Engineering Corp	772
495,251		Shikun & Binui Ltd	1,233
79,700		Shima Seiki Manufacturing Ltd	1,310
1,337,936		Shimizu Corp	10,558
159,000		Shin Zu Shing Co Ltd	393
140,590		Shinmaywa Industries Ltd	1,281
20,200		SHO-BOND Holdings Co Ltd	786
10,000		Showa Aircraft Industry Co Ltd	101
709,763		Siam Future Development PCL	156
672,789		Siemens AG.	80,057
83,371		Siemens India Ltd	1,114
9,030	e	SIFCO Industries, Inc	272
586,853		SIG plc	1,579
3,648,873		Sime Darby BHD	10,191
182,041		Simpson Manufacturing Co, Inc	5,306
2,138,000		Singamas Container Holdings Ltd	394
1,244,987		Singapore Technologies Engineering Ltd	3,558
1,086,557		Sino Thai Engineering & Construction PCL	901
1,300,787		Sinopec Engineering Group Co Ltd	1,401
1,310,500		Sinotruk Hong Kong Ltd	711
40,800		Sintokogio Ltd	286
25,591		SK Corp	4,575
136,704		SK Networks Co Ltd	1,371
815,005		Skanska AB (B Shares)	16,808
1,378,005		SKF AB (B Shares)	28,688
15,119		SKF India Ltd	269
219,681		SM Investments Corp	3,928
28,377		SMC Corp	7,825
782,596	e	Smiths Group plc	15,995
252,096		Snap-On, Inc	30,524
163,922		SNC-Lavalin Group, Inc	7,548
256,016	*	SOCAM Development Ltd	208
3,281,500		Sojitz Holdings Corp	5,152
10,671		Solar Holdings AS (B Shares)	531
82,466	*,e	SolarCity Corp	4,915
340,000	*,e	Sound Global Ltd	339
30,549	*	Sparton Corp	753
815,436		Speedy Hire plc	932
115,758		Spirax-Sarco Engineering plc	5,282
414,907	*	Spirit Aerosystems Holdings, Inc (Class A)	15,791
228,512		SPX Corp	21,464
114,400	*	Sriracha Construction PCL	128
69,351		Standex International Corp	5,142
368,251		Stanley Works	32,697
35,000		Star Micronics Co Ltd	514
65,582	*	Sterling Construction Co, Inc	503
41,315	*	Stock Building Supply Holdings, Inc	649
349,200		STP & I PCL	238
512,000	*,e	STX OSV Holdings Ltd	340
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,879		Sulzer AG.	$721
1,824,220		Sumitomo Corp	20,134
15,400		Sumitomo Densetsu Co Ltd	204
471,835		Sumitomo Electric Industries Ltd	6,985
6,238,913		Sumitomo Heavy Industries Ltd	35,140
730,300	*	Sumitomo Mitsui Construction C	879
76,142		Sun Hydraulics Corp	2,862
30,712	*	Sung Jin Geotec Co Ltd	100
17,996		Sung Kwang Bend Co Ltd	311
93,000		Sunspring Metal Corp	134
1,105,321	*	Suzlon Energy Ltd	229
329,000	*,e	SWCC Showa Holdings Co Ltd	327
285,995		Swisslog Holding AG.	401
115,000		Syncmold Enterprise Corp	246
103,000		Tadano Ltd	1,896
10,258	*	Taewoong Co Ltd	198
34,749		Taeyoung Engineering & Construction	171
98,102	*	Taihan Electric Wire Co Ltd	190
29,000		Taihei Dengyo Kaisha Ltd	231
117,000		Taihei Kogyo Co Ltd	627
27,400		Taikisha Ltd	612
4,425,561	e	Taisei Corp	24,968
711,316		Taiwan Glass Industrial Corp	589
49,500	e	Takaoka Toko Holdings Co Ltd	696
80,929		Takara Standard Co Ltd	692
140,300		Takasago Thermal Engineering Co Ltd	1,812
10,500		Takeuchi Manufacturing Co Ltd	498
64,000		Takuma Co Ltd	406
115,728	e	TAL International Group, Inc	4,774
18,980		Tarkett S.A.	507
503,496	*,e	Taser International, Inc	7,774
242,000		Tat Hong Holdings Ltd	150
37,000	e	Tatsuta Electric Wire and Cable Co Ltd	197
10,325	*	TCP International Holdings Ltd	79
300,600	*	Tebrau Teguh BHD	146
1,038,000	*,e	Tech Pro Technology Development Ltd	680
3,088,443		Teco Electric and Machinery Co Ltd	3,171
71,300	*	Teikoku Sen-I Co Ltd	1,507
116,719		Tekfen Holding AS	259
333,000	e	Tekken Corp	1,546
308,055	*	Teledyne Technologies, Inc	28,960
106,465		Tennant Co	7,143
1,394,593	e	Terex Corp	44,306
99,434	e	Textainer Group Holdings Ltd	3,094
3,598,432		Textron, Inc	129,508
446,736		Thales S.A.	23,776
29,243	*,e	The ExOne Company	611
44,966		Thermax Ltd	668
161,675	*	Thermon Group Holdings	3,948
195,961		THK Co Ltd	4,883
1,786,000		Tianjin Development Hldgs	1,647
656,429		Timken Co	27,826
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
167,741	e	Titan International, Inc	$1,983
60,776	*,e	Titan Machinery, Inc	789
15,364	*	TK Corp	226
84,052		TKH Group NV	2,703
822,000		Toa Corp/Tokyo	1,535
12,100		Tocalo Co Ltd	252
212,000		Toda Corp	1,067
32,000		Toenec Corp	175
234,000		Tokai Corp	1,009
174,860		Tokyu Construction Co Ltd	867
111,057		Tong-Tai Machine & Tool Co Ltd	113
17,100	e	Torishima Pump Manufacturing Co Ltd	142
46,712		Toro Co	2,767
150,442	e	Toromont Industries Ltd	3,622
10,819,371		Toshiba Corp	50,225
96,964		Toshiba Machine Co Ltd	442
38,800		Toshiba Plant Systems & Services Corp	654
23,300		Totetsu Kogyo Co Ltd	550
169,677		Toto Ltd	1,867
198,500		Toyo Construction Co Ltd	906
115,000		Toyo Engineering Corp	493
10,000		Toyo Tanso Co Ltd	207
221,399		Toyota Tsusho Corp	5,393
200,400		Toyo-Thai Corp PCL	191
356,612		Trakya Cam Sanayi AS	400
393,647		TransDigm Group, Inc	72,561
3,304,832		Travis Perkins plc	88,793
736,848		Trelleborg AB (B Shares)	12,735
33,782	e	Trevi Finanziaria S.p.A.	240
156,102	*,e	Trex Co, Inc	5,396
207,512	*	Trimas Corp	5,049
856,340		Trinity Industries, Inc	40,008
37,253		Triumph Group, Inc	2,423
43,962		Trusco Nakayama Corp	1,139
314,000		Tsubakimoto Chain Co	2,591
58,000	e	Tsugami Corp	322
49,700		Tsukishima Kikai Co Ltd	554
540,436		Turk Sise ve Cam Fabrikalari AS	685
27,538		Twin Disc, Inc	742
91,815		Ultra Electronics Holdings	2,628
9,000		Union Tool Co	248
430,000	e	United Engineers Ltd	953
807,788	e	United Group Ltd	4,307
612,000		United Integrated Services Co Ltd	607
514,986	*	United Rentals, Inc	57,215
837,774		United Technologies Corp	88,469
86,898		Universal Forest Products, Inc	3,711
115,482	e	Uponor Oyj	1,555
24,583		URS Corp	1,416
4,230,230	*,e	USG Corp	116,289
1,075,900		Ushio, Inc	11,373
105,712		Vallourec	4,865
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
126,470	e	Valmet Corp	$1,253
47,116	e	Valmont Industries, Inc	6,357
19,850	*	Vectrus, Inc	388
14,296	*,e	Veritiv Corp	716
277,021	*	Vestas Wind Systems AS	10,800
457,602		Vesuvius plc	3,341
64,349	*,e	Vicor Corp	605
1,130,960		Vinci S.A.	65,631
111,887		Voltas Ltd	436
3,548,724		Volvo AB (B Shares)	38,393
76,605	*	Von Roll Holding AG.	124
9,261	e	Vossloh AG.	627
134,241		W.W. Grainger, Inc	33,782
203,190	*	Wabash National Corp	2,706
667,424	*	WABCO Holdings, Inc	60,702
81,063		Wacker Construction Equipment AG.	1,544
16,638	e	Wajax Income Fund	568
125,200		Wakita & Co Ltd	1,324
3,860,250	*	Walsin Lihwa Corp	1,268
2,312		Walter Meier AG.	98
77,117		Wartsila Oyj (B Shares)	3,436
114,448		Watsco, Inc	9,863
103,494		Watts Water Technologies, Inc (Class A)	6,029
1,189,679		WCT Berhad	782
305,012		Weg S.A.	3,560
589,434	e	Weichai Power Co Ltd	2,130
328,479		Weir Group plc	13,266
147,520		Well Shin Technology Co Ltd	246
398,847	*,e	WESCO International, Inc	31,214
555,781		Westinghouse Air Brake Technologies Corp	45,040
53,105	*,e	Westport Innovations, Inc	558
4,752,800	e	Wienerberger AG.	61,192
54,378		Wilson Bayly Holmes-Ovcon Ltd	673
307,376		Wolseley plc	16,100
272,158		Woodward Governor Co	12,960
110,700	e	WSP Global, Inc	3,535
44,890	*	Xerium Technologies, Inc	656
108,112		Xxentria Technology Materials Corp	284
132,025		Xylem, Inc	4,686
11,708		Y G-1 Co Ltd	114
23,500		Yahagi Construction Co Ltd	174
25,100		YAMABIKO Corp	1,018
45,200		Yamazen Corp	354
6,149,449	e	Yangzijiang Shipbuilding	5,682
131,910		Yazicilar Holding AS	1,194
436,000		Yinson Holdings BHD	433
101,046	e	YIT Oyj	776
26,400		Yokogawa Bridge Holdings Corp	370
669,000	e	Yoma Strategic Holdings Ltd	325
2,774,000	e	Yuanda China Holdings Ltd	160
15,800		Yuasa Trading Co Ltd	306
170,000		Yungshin Construction & Development Co Ltd	359
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
384,000		Yungtay Engineering Co Ltd	$886
114,000		Yurtec Corp	558
9,400		Yushin Precision Equipment Co Ltd	205
48,785	e	Zardoya Otis S.A.	605
9,407		Zehnder Group AG.	363
2,048,895		Zhuzhou CSR Times Electric Co Ltd	7,912
150,368		Zodiac S.A.	4,795
3,500	e	Zuiko Corp	178
63,155		Zumtobel AG.	1,181
		TOTAL CAPITAL GOODS	9,180,300

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
32,000	*,e	51job, Inc (ADR)	958
205,119		ABM Industries, Inc	5,270
181,221	e	Acacia Research (Acacia Technologies)	2,805
414,513	*	ACCO Brands Corp	2,860
104,746		Adcorp Holdings Ltd	292
1,247,434		Adecco S.A.	84,328
97,493		Administaff, Inc	2,665
778,659	e	ADT Corp	27,611
109,022	*	Advisory Board Co	5,079
66,100		Aeon Delight Co Ltd	1,607
136,728		AF AB	2,078
101,764		Aggreko plc	2,547
16,606		Akka Technologies S.A.	562
289,150	e	ALS Ltd	1,331
9,957		Amadeus Fire AG	695
77,125		American Banknote S.A.	1,207
105,170		American Ecology Corp	4,918
155,358	*	ARC Document Solutions, Inc	1,258
16,644		Assystem	350
232,957		Atkins WS plc	4,961
373,359		Babcock International Group	6,588
51,538		Barrett Business Services, Inc	2,035
15,100		Benefit One, Inc	141
15,751		Bertrandt AG.	2,010
144,250	e	BFI Canada Ltd	3,711
45,693		Bilfinger Berger AG.	2,898
38,100	e	Black Diamond Group Ltd	810
314,229		Blue Label Telecoms Ltd	254
179,201		Brady Corp (Class A)	4,021
2,015,278		Brambles Ltd	16,765
179,247		Brink’s Co	4,309
56,907		Brunel International NV	1,303
227,465		Bureau Veritas S.A.	5,027
363,417	e	Cabcharge Australia Ltd	1,734
165,665		Cape plc	761
688,016		Capita Group plc	12,952
1,882,000	*	Capital Environment Holdings Ltd	148
120,899	*	Casella Waste Systems, Inc (Class A)	465
128,863	e	Caverion Corp	985
133,489	*	CBIZ, Inc	1,051
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
53,506		CDI Corp	$777
76,312	e	Ceco Environmental Corp	1,023
187,157	*,e	Cenveo, Inc	462
15,011		Cewe Color Holding AG.	991
7,821,659		China Everbright International Ltd	10,342
379,801		Cintas Corp	26,810
337,700		Civeo Corp	3,921
34,429	*	Clean Harbors, Inc	1,856
67,000		Cleanaway Co Ltd	336
1,090,657	e	CNH Industrial NV (NYSE)	8,649
21,900		Contax Participacoes S.A.	137
243,707	*	Copart, Inc	7,632
140,274		Corporate Executive Board Co	8,426
61,383	*,e	Corporate Resource Services, Inc	92
345,560		Corrections Corp of America	11,873
293,843		Covanta Holding Corp	6,235
36,481	*	CRA International, Inc	928
103,002		Credit Corp Group Ltd	873
709,740		Dai Nippon Printing Co Ltd	7,122
35,800		Daiseki Co Ltd	667
387,585		Davis Service Group plc	6,142
244,713		De La Rue plc	1,888
164,975		Deluxe Corp	9,100
261,107		Derichebourg	690
31,000	e	DirectCash Payments, Inc	447
432,272		Downer EDI Ltd	1,667
94,187		Dun & Bradstreet Corp	11,064
43,998		Duskin Co Ltd	719
394,755		Eastern Media International Corp	133
2,090,662		Edenred	51,516
9,500		en-japan, Inc	185
96,526		Ennis, Inc	1,271
236,765		Equifax, Inc	17,696
850,487		Experian Group Ltd	13,515
61,246		Exponent, Inc	4,341
35,327	*	Franklin Covey Co	692
147,404	*	FTI Consulting, Inc	5,153
15,463,000	m	Fung Choi Media Group Ltd	873
73,804		G & K Services, Inc (Class A)	4,087
62,261		Gategroup Holding AG.	1,338
7,595		GL Events	143
46,467	*	GP Strategies Corp	1,335
9,963,633		Group 4 Securicor plc	40,402
2,690	e	Groupe CRIT	146
40,098	e	Gunnebo AB	205
9,154,514		Hays plc	17,177
214,278	e	Healthcare Services Group	6,131
69,122		Heidrick & Struggles International, Inc	1,420
27,740	*	Heritage-Crystal Clean, Inc	412
174,963		Herman Miller, Inc	5,223
68,083	*	Hill International, Inc	272
170,249		HNI Corp	6,127
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
444,222		Homeserve plc	$2,302
98,500	e	Horizon North Logistics, Inc	447
114,400	*	Huron Consulting Group, Inc	6,975
72,977	*	ICF International, Inc	2,247
619,270	*	ICO Global Communications Holdings Ltd	830
209,583	*	IHS, Inc (Class A)	26,238
130,197	*,e	Innerworkings, Inc	1,053
198,120		Interface, Inc	3,198
138,819		Intertek Group plc	5,883
376,134		Intrum Justitia AB	10,574
335,227	e	Iron Mountain, Inc	10,945
659,932		ITE Group plc	1,808
32,600		Itoki Corp	200
3,030		Kaba Holding AG.	1,407
65,703		KAR Auction Services, Inc	1,881
23,000		KD Holding Corp	125
103,445		Kelly Services, Inc (Class A)	1,621
32,667		KEPCO Plant Service & Engineering Co Ltd	2,585
79,397		Kforce, Inc	1,554
641,800		K-Green Trust	523
141,928		Kimball International, Inc (Class B)	2,136
150,772		Knoll, Inc	2,610
208,600		Kokuyo Co Ltd	1,682
228,813	*	Korn/Ferry International	5,697
204,000		Kyodo Printing Co Ltd	729
115,164		Loomis AB	3,283
325,736		Manpower, Inc	22,834
15,462		Matsuda Sangyo Co Ltd	181
94,126		McGrath RentCorp	3,219
55,491	e	McMillan Shakespeare Ltd	502
138,900		Mears Group plc	980
28,700		Meitec Corp	853
445,568		Michael Page International plc	3,010
630,159	e	Mineral Resources Ltd	4,787
49,179	*	Mistras Group, Inc	1,003
645,182		Mitie Group	3,001
17,572		Mitsubishi Pencil Co Ltd	566
169,334		Mobile Mini, Inc	5,922
138,091	*,e	Moleskine S.p.A	209
94,860	e	Morneau Sobeco Income Fund	1,364
40,200		Moshi Moshi Hotline, Inc	381
131,067		MSA Safety, Inc	6,475
40,766	e	Multi-Color Corp	1,854
186,046	*	Navigant Consulting, Inc	2,588
49,807		Newalta, Inc	982
889,814		Nielsen Holdings NV	39,445
70,500		Nihon M&A Center, Inc	2,045
7,200		Nippon Kanzai Co Ltd	191
26,060	*,e	Nissha Printing Co Ltd	384
22,588		NL Industries, Inc	166
31,700		Nomura Co Ltd	294
149,400		Okamura Corp	1,132
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
266,678	*	On Assignment, Inc	$7,160
68,368		Oyo Corp	1,163
84,200		Park24 Co Ltd	1,344
29,500	*,e	Paylocity Holding Corp	580
43,800		PayPoint plc	698
188,366	*	Performant Financial Corp	1,522
15,100		Pilot Corp	859
2,332,499		Pitney Bowes, Inc	58,289
117,418		Proffice AB	365
312,940		Programmed Maintenance Services Ltd	756
17,300		PRONEXUS, Inc	122
715,922	e	Prosegur Cia de Seguridad S.A.	4,441
6,569,600	*	PT Hanson International Tbk	334
112,424		Quad	2,164
36,061	*,e	Quest Resource Holding Corp	62
1,049,755		R.R. Donnelley & Sons Co	17,279
109,118		Randstad Holdings NV	5,070
310,586		Recall Holdings Ltd	1,525
712,567		Regus plc	1,953
4,077,501		Rentokil Initial plc	7,762
624,013		Republic Services, Inc	24,349
168,108		Resources Connection, Inc	2,343
121,100	e	Ritchie Bros Auctioneers, Inc	2,715
1,198,670		Robert Half International, Inc	58,735
156,222		Rollins, Inc	4,574
289,162		RPS Group plc	1,224
333,311	*	RPX Corp	4,576
20,267		S1 Corp (Korea)	1,564
718,277		SAI Global Ltd (New)	2,550
25,900	*,e	Sanix, Inc	169
30,052		Sato Corp	846
3,289		Seche Environnement S.A.	95
306,083		Secom Co Ltd	18,235
425,338		Securitas AB (B Shares)	4,711
803,387	e	Seek Ltd	11,367
608,945	e	Serco Group plc	2,824
4,858		SGS S.A.	10,051
214,100		Shanghai Youngsun Investment C	255
476,819		Shanks Group plc	692
91,650		Shenzhen Dongjiang Environmental Co Ltd	373
198,533		Skilled Group Ltd	391
53,583		Societe BIC S.A.	6,907
55,700	e	Sohgo Security Services Co Ltd	1,310
50,363	*	SP Plus Corp	955
69,107		Sporton International, Inc	353
104,693		Stantec, Inc	6,850
369,497		Steelcase, Inc (Class A)	5,982
491,621	*	Stericycle, Inc	57,303
373,520		Taiwan Secom Co Ltd	1,031
370,670		Taiwan-Sogo Shinkong Security Corp	494
59,933	*	Team, Inc	2,272
271,705		Teleperformance	16,805
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
43,800		Temp Holdings Co Ltd	$1,333
249,480		Tetra Tech, Inc	6,232
386,000		Tianjin Capital Environmental Protection Group Co Ltd	279
223,941		Tomra Systems ASA	1,708
140,200		Toppan Forms Co Ltd	1,445
405,829		Toppan Printing Co Ltd	2,917
112,420		Towers Watson & Co	11,186
128,494	e	Tox Free Solutions Ltd	299
135,730	e	Transcontinental, Inc	1,775
1,793,191	*	Transfield Services Ltd	2,326
1,528,275		Transpacific Industries Group Ltd	1,091
70,309	*	TriNet Group, Inc	1,810
244,736	*	TrueBlue, Inc	6,182
3,408,071		Tyco International Ltd	151,898
55,631		Unifirst Corp	5,373
315,000	e	United Envirotech Ltd	334
144,264		United Stationers, Inc	5,420
63,940		USG People NV	758
292,599	e	Veda Group Ltd	599
889,061	*	Verisk Analytics, Inc	54,135
76,720		Viad Corp	1,584
15,006		VSE Corp	736
162,371	*	WageWorks, Inc	7,393
310,422		Waste Connections, Inc	15,062
990,270		Waste Management, Inc	47,068
5,100		Weathernews, Inc	145
126,805	e	West Corp	3,736
654,735		Yem Chio Co Ltd	365
737,687	e	Yumeshin Holdings Co Ltd	5,697
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,440,148

CONSUMER DURABLES & APPAREL - 1.9%
973,000	e	361 Degrees International Ltd	268
1,143,000		Ability Enterprise Co Ltd	648
30,061	*	Accell Group NV	496
252,419		Adidas-Salomon AG.	18,834
179,430		Aksa Akrilik Kimya Sanayii	540
254,100		Alpine Electronics, Inc	4,196
391,940		Altek Corp	331
133,547		Amer Sports Oyj (A Shares)	2,674
2,562,949		AmTRAN Technology Co Ltd	1,559
3,265,586	e	Anta Sports Products Ltd	6,636
549,458		Arcelik AS	2,931
60,804		Arctic Cat, Inc	2,117
48,900		Arezzo Industria e Comercio S.A.	583
217,400	e	Aruze Corp	3,559
365,166		Arvind Ltd	1,748
125,451		Asics Corp	2,829
2,501,741		Avermedia Technologies	966
23,048		Bajaj Electricals Ltd	100
97,167	*,e	Bang & Olufsen AS (B Shares)	935
1,193,017		Barratt Developments plc	7,629
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,679		Basic House Co Ltd	$312
13,462		Bata India Ltd	288
89,043	*	Beazer Homes USA, Inc	1,494
335,522		Bellway plc	8,481
54,876	*,e	Beneteau S.A.	877
340,992		Berkeley Group Holdings plc	12,385
3,903		Bijou Brigitte AG.	271
647,049	*,e	Billabong International Ltd	397
81,696		Bizlink Holdings Inc	336
83,688	*,e	Black Diamond, Inc	633
90,653		Bombay Dyeing & Manufacturing Co Ltd	101
3,355,300	e	Bosideng International Holdings Ltd	483
133,141		Bovis Homes Group plc	1,673
324,292	*	Brookfield Incorporacoes S.A.	203
37,000	*	BRP, Inc	799
20,253	e	Brunello Cucinelli S.p.A	420
316,052		Brunswick Corp	13,318
262,826		Burberry Group plc	6,411
285,439		Callaway Golf Co	2,067
257,826		Carter’s, Inc	19,987
183,119	e	Casio Computer Co Ltd	3,060
26,069	*	Cavco Industries, Inc	1,773
108,000		Cecep Costin New Materials Grp Ltd	45
380,200	*	Chengde Nanjiang Co Ltd	152
3,665,400	e	China Dongxiang Group Co	688
1,149,000	e	China Lilang Ltd	806
24,000		Chofu Seisakusho Co Ltd	653
37,626		Christian Dior S.A.	6,303
22,600		Cia Providencia Industria e Comercio S.A.	76
837,331		Cie Financiere Richemont S.A.	68,444
2,182,000	*,e	Citychamp Watch & Jewellery Group Ltd	326
109,000	*,e	Clarion Co Ltd	478
56,900		Cleanup Corp	492
192,035		Coach, Inc	6,838
104,731	e	Columbia Sportswear Co	3,747
1,676,300	*,e	Consorcio ARA, S.A. de C.V.	761
31,600		Corona Corp	335
654,100	*,e,m	Corp GEO S.A. de C.V. (Series B)	1
532,722		Crest Nicholson Holdings plc	2,796
470,513	*	CROCS, Inc	5,919
33,658	e	CSS Industries, Inc	816
32,120	e	Culp, Inc	583
1,312,758		Cyrela Brazil Realty S.A.	6,623
21,500		Daidoh Ltd	107
47,500		Daikoku Denki Co Ltd	836
147,351	*	Deckers Outdoor Corp	14,320
129,470		De’Longhi S.p.A.	2,594
40,590		Descente Ltd	350
320,300		Direcional Engenharia S.A.	1,306
45,406	*,e	Dixie Group, Inc	394
37,233		Dorel Industries, Inc (Class B)	1,112
2,451,893		DR Horton, Inc	50,313
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
292,095		Eclat Textile Co Ltd	$2,652
66,000		E-Lead Electronic Co Ltd	132
1,174,105		Electrolux AB (Series B)	30,926
224,000		Embry Holdings Ltd	111
34,931		Escalade, Inc	421
94,839	e	Ethan Allen Interiors, Inc	2,162
555,500		Even Construtora e Incorporadora S.A.	1,237
136,900		Ez Tec Empreendimentos e Participacoes S.A.	1,175
814,601		Feng TAY Enterprise Co Ltd	2,267
61,400		Fields Corp	900
9,395		Fila Korea Ltd	1,051
17,933		Flexsteel Industries, Inc	605
3,892		Forbo Holding AG.	3,977
626,852		Formosa Taffeta Co Ltd	615
70,667		Forus S.A.	299
230,138	*	Fossil Group, Inc	21,610
21,391		Foster Electric Co Ltd	308
157,000		France Bed Holdings Co Ltd	271
201,600		Fuguiniao Co Ltd	240
94,000	e	Fujibo Holdings Inc	276
91,000		Fujitsu General Ltd	1,118
23,400	*	Funai Electric Co Ltd	240
2,468,700		Gafisa S.A.	2,985
166,592	e	Garmin Ltd	8,661
84,638	e	Geox S.p.A.	281
35,364	e	Gerry Weber International AG.	1,393
674,379		Giant Manufacturing Co Ltd	5,251
57,200	*	G-III Apparel Group Ltd	4,740
109,653		Gildan Activewear, Inc	5,999
5,440,000	*	Global Brands Group Holding Ltd	1,198
28,000		Goldwin, Inc	144
859,000		Goodbaby International Holding	371
216,344	*	GoPro, Inc	20,271
254,130	e	GUD Holdings Ltd	1,503
940,000		Gunze Ltd	2,641
1,345,983		Haier Electronics Group Co Ltd	3,530
13,735		Handsome Co Ltd	424
802,266		Hanesbrands, Inc	86,195
34,545		Hansae Co Ltd	1,207
27,209		Hanssem Co Ltd	2,949
425,531		Harman International Industries, Inc	41,719
2,346,498	e	Hasbro, Inc	129,046
666,600		Haseko Corp	5,151
234,248		Hefei Meiling Co Ltd	160
41,600		Heiwa Corp	822
342,050		Helbor Empreendimentos S.A.	743
120,668	*	Helen of Troy Ltd	6,338
885,000	*	Hisense Kelon Electrical Holdings Co Ltd	931
1,150,000		Hosa International Ltd	425
431,924	*,e	Hovnanian Enterprises, Inc (Class A)	1,585
70,055		Hugo Boss AG.	8,733
337,547		Husqvarna AB (B Shares)	2,380
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
70,429		Huvis Corp	$813
7,327		IC Companys AS	200
160,700	*	Iconix Brand Group, Inc	5,936
104,182		Iida Group Holdings Co Ltd	1,274
1,000		Ilshin Spinning Co Ltd	154
34,007		Indesit Co S.p.A.	458
26,625	*,e	Installed Building Products Inc	374
89,528	*,e	iRobot Corp	2,726
69,795	*,e	Jakks Pacific, Inc	496
91,000		Japan Vilene Co Ltd	502
53,000		Japan Wool Textile Co Ltd	366
2,385,722	*	Jarden Corp	143,406
193,999	*	Jinshan Development & Construction Co Ltd	142
269,026		JM AB	8,578
103,020		Johnson Health Tech Co Ltd	256
18,637		Johnson Outdoors, Inc	483
127,000	e	JVC KENWOOD Holdings, Inc	317
363,571	*	Kate Spade & Co	9,536
261,755	e	KB Home	3,911
1,172,000		Kinpo Electronics	556
35,150		KMC Kuei Meng International In	151
804,000		Konka Group Co Ltd	336
505,000		Kurabo Industries Ltd	857
252,800		Kwong Fong Industries	136
928		Kyungbang Ltd	145
487,720		Lao Feng Xiang Co Ltd	1,457
248,369		La-Z-Boy, Inc	4,915
892,000		Le Saunda Holdings	411
97,776		Lealea Enterprise Co Ltd	30
235,156	*,e	Leapfrog Enterprises, Inc	1,409
63,761		Leggett & Platt, Inc	2,227
135,861	e	Lennar Corp (Class A)	5,276
114,986		LG Electronics, Inc	7,151
56,702		LG Fashion Corp	1,879
50,294	*,e	LGI Homes, Inc	923
1,064,250	*,e	Li Ning Co Ltd	562
419,491	*	Li Peng Enterprise Co Ltd	153
62,413	*	Libbey, Inc	1,639
38,465		Lifetime Brands, Inc	589
11,856	*	LiHOM-CUCHEN Co Ltd	170
849		LPP S.A.	2,535
290,652	*,e	Lululemon Athletica, Inc	12,210
3,232,000	*	Lung Cheong International Holdings Ltd	403
646,200		Luthai Textile Co Ltd	897
264,483		Luxottica Group S.p.A.	13,747
257,497		LVMH Moet Hennessy Louis Vuitton S.A.	41,813
90,424	*	M/I Homes, Inc	1,792
2,981		Maisons France Confort	110
221,951		Makalot Industrial Co Ltd	1,127
41,733	*	Malibu Boats Inc	773
988,800		Man Wah Holdings Ltd	1,452
6,442	*,m	Mariella Burani S.p.A.	0	^
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
33,007	e	Marine Products Corp	$260
7,600		Mars Engineering Corp	134
1,719,547		Matsushita Electric Industrial Co Ltd	20,494
199,888		Mattel, Inc	6,127
424,400		MC Group PCL	242
2,583,900		MC Group PCL (ADR)	1,473
142,336	e	MDC Holdings, Inc	3,604
245,587		Merida Industry Co Ltd	1,710
145,001	*	Meritage Homes Corp	5,148
1,365,086	*	Michael Kors Holdings Ltd	97,454
32,200		Misawa Homes Co Ltd	327
73,000		Mitsui Home Co Ltd	327
90,000		Mizuno Corp	477
98,508	*	Mohawk Industries, Inc	13,281
716,855		Moncler S.p.A	10,212
116,566		Movado Group, Inc	3,854
1,063,565		MRV Engenharia e Participacoes S.A.	3,567
40,804	e	Mulberry Group plc	513
17,074		Nacco Industries, Inc (Class A)	849
254,222		Namco Bandai Holdings, Inc	6,540
42,000		Nan Liu Enterprise Co Ltd	189
149,327	*	Nautilus, Inc	1,787
35,134	*,e	New Home Co Inc	474
40,337		New Wave Group AB (B Shares)	184
2,269,220		Newell Rubbermaid, Inc	78,084
258,129		Nien Hsing Textile Co Ltd	224
2,779,862		Nike, Inc (Class B)	247,964
207,449	e	Nikon Corp	3,000
113,122		Nobia AB	984
39,802	*	NVR, Inc	44,977
647,531		Onward Kashiyama Co Ltd	4,043
54,362		Oriental Weavers	372
43,684		Oxford Industries, Inc	2,664
1,533,637		Pacific Textile Holdings Ltd	1,894
8,462		Page Industries Ltd	1,089
264,000		PanaHome Corp	1,836
144,383		Pandora AS	11,273
1,410,098	*	PDG Realty S.A.	634
402,000	*,m	Peace Mark Holdings Ltd	0	^
1,696,000		Peak Sport Products Co Ltd	487
15,899		Pegas Nonwovens S.A.	481
500,000	*	Performance Sports Group Ltd	8,035
61,700	*	Performance Sports Group Ltd (Canada)	1,003
47,063		Perry Ellis International, Inc	958
371,992		Persimmon plc	8,004
426,952		Phillips-Van Heusen Corp	51,725
132,000	*	PIK Group (GDR)	387
452,200	*	Pioneer Corp	1,243
8,104,857		Playmates Holdings Ltd	7,664
556,000	e	Playmates Toys Ltd	128
243,362		Polaris Industries, Inc	36,453
136,076		Pool Corp	7,337
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
453,500	e	Ports Design Ltd	$180
2,188,935		Pou Chen Corp	2,432
5,900		Pressance Corp	165
1,180,200	e	Prime Success International Group Ltd	597
8,993,200		PT Sri Rejeki Isman Tbk	96
2,866,790		Pulte Homes, Inc	50,628
452,982	*,e	Quiksilver, Inc	779
191,182		Rajesh Exports Ltd	415
63,511		Ralph Lauren Corp	10,462
77,215		Raymond Ltd	544
220,284		Redrow plc	1,002
98,500		Restoque Comercio e Confeccoes de Roupas S.A.	330
26,366		Rinnai Corp	2,188
30,800		Rodobens Negocios Imobiliarios S.A.	126
344,556	*	Rossi Residencial S.A.	152
1,630,562		Ruentex Industries Ltd	3,624
179,766		Ryland Group, Inc	5,975
30,961	*,e	Safilo Group S.p.A.	421
50,160		Salvatore Ferragamo Italia S.p.A	1,373
1,045,000		Sampo Corp	433
1,227,000		Samson Holding Ltd	163
33,776		Sangetsu Co Ltd	850
89,521		Sankyo Co Ltd	3,208
122,400		Sanyo Electric Taiwan Co Ltd	139
320,000		Sanyo Shokai Ltd	704
22,414		SEB S.A.	1,690
463,821	e	Sega Sammy Holdings, Inc	7,468
146,000		Seiko Holdings Corp	640
1,203,330		Seiren Co Ltd	10,761
838,469		Sekisui Chemical Co Ltd	9,636
1,611,471		Sekisui House Ltd	18,992
53,875	*,e	Sequential Brands Group, Inc	673
455,400	*	Shanghai Haixin Group Co	240
212,802	*	Sharp Corp	605
710,493	e	Shenzhou International Group Holdings Ltd	2,284
69,491		Shimano, Inc	8,453
263,000		Shinkong Textile Co Ltd	335
556,000		Sitoy Group Holdings Ltd	450
225,553	*	Skechers U.S.A., Inc (Class A)	12,024
99,253	*,e	Skullcandy, Inc	773
2,011,702	*	Skyworth Digital Holdings Ltd	1,043
162,765	*,e	Smith & Wesson Holding Corp	1,537
774,862		Socovesa S.A.	158
6,665,909		Sony Corp	119,635
11,100		SRI Sports Ltd	128
542,531	*,e	Standard-Pacific Corp	4,064
20,400	e	Starts Corp, Inc	302
4,877,302	e	Steinhoff International Holdings Ltd	23,359
911,000		Stella International Holdings Ltd	2,364
276,895	*	Steven Madden Ltd	8,924
58,751	e	Sturm Ruger & Co, Inc	2,861
313,654		Sumitomo Forestry Co Ltd	3,375
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
44,998		Swatch Group AG.	$21,324
255,790		Swatch Group AG. (Registered)	22,346
121,000	*,e	Sxl Corp	130
1,022,537		Tainan Spinning Co Ltd	606
667,600		Taiwan Paiho Ltd	836
82,400		Taiwan Sakura Corp	56
216,293		Takamatsu Corp	4,046
21,300	e	Tama Home Co Ltd	134
15,900	e	Tamron Co Ltd	306
2,150,298	*	Tatung Co Ltd	627
14,444	*	Taylor Morrison Home Corp	234
5,819,567		Taylor Woodrow plc	10,588
546,000	*,e	TCL Multimedia Technology Holdings Ltd	194
39,000		Technos S.A.	160
1,008,000	e	Techtronic Industries Co	2,907
370,200		Tecnisa S.A.	747
535,877	*	Tempur-Pedic International, Inc	30,100
997,500	e	Texhong Textile Group Ltd	690
716,000		Texwinca Holdings Ltd	613
288,469	*,e	Thomson	1,882
2,570,000		Time Watch Investments Ltd	426
8,665		Titan Industries Ltd	57
12,156	e	Tod’s S.p.A.	1,199
7,390		Token Corp	338
259,440	*	Toll Brothers, Inc	8,084
99,290	*	TomTom NV	791
55,668	e	Tomy Co Ltd	310
40,000		Topkey Corp	193
84,000		Toung Loong Textile Manufacturing	257
2,182,698	*	TRI Pointe Homes, Inc	28,244
8,344	*	Trigano S.A.	190
1,198,000		Trinity Ltd	330
261,300		TSI Holdings Co Ltd	1,832
4,870		TTK Prestige Ltd	321
290,771	*	Tumi Holdings, Inc	5,917
101,206		Tupperware Corp	6,987
17,609	*,e	Turtle Beach Corp	135
26,589	*	UCP, Inc (Class A)	318
137,012	*	Under Armour, Inc (Class A)	9,468
54,671	*	Unifi, Inc	1,416
624,000	*,e	Unitika Ltd	291
93,050	*	Universal Electronics, Inc	4,594
591,479	*,e,m	Urbi Desarrollos Urbanos S.A. de C.V	52
22,476		Vardhman Textiles Ltd	161
62,985	*,e	Vera Bradley, Inc	1,303
100,291	*	Vestel Elektronik Sanayi	277
1,488,387		VF Corp	98,278
43,972		Videocon Industries Ltd	119
53,314	*	Vince Holding Corp	1,613
267,627		Wacoal Holdings Corp	2,604
42,884	*,e	WCI Communities, Inc	791
343,000	e	Weiqiao Textile Co	171
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,226,000		Welling Holding Ltd	$522
14,400	e	West Holdings Corp	156
23,749		Weyco Group, Inc	596
184,228		Whirlpool Corp	26,833
50,773	*	Whirlpool of India Ltd	362
65,235	*	William Lyon Homes, Inc	1,442
308,757	e	Wolverine World Wide, Inc	7,737
22,668	*	Woongjin Chemical Co Ltd	299
223,346		Woongjin Coway Co Ltd	17,813
323,131		Wuxi Little Swan Co Ltd	476
1,798,000		XTEP International Holdings	813
203,688		Yamaha Corp	2,663
63,000		YGM Trading Ltd	140
17,000		Yondoshi Holdings, Inc	341
23,604		Youngone Corp	1,364
11,188		Youngone Holdings Co Ltd	1,070
1,051,907		Yue Yuen Industrial Holdings	3,178
166,764		Zeng Hsing Industrial Co Ltd	845
11,000		Zhonglu Co Ltd	13
250,596		Zig Sheng Industrial Co Ltd	73
		TOTAL CONSUMER DURABLES & APPAREL	2,395,949

CONSUMER SERVICES - 1.9%
35,618	*,e	2U, Inc	555
591,380		888 Holdings plc	1,243
87,000	*	Abril Educacao S.A.	460
2,787,489		Accor S.A.	123,453
128,300	e	Accordia Golf Co Ltd	1,347
800,000	*	Accordia Golf Trust	571
588,058		Advtech Ltd	431
108,655	e	Ainsworth Game Technology Ltd	288
591,000		Ajisen China Holdings Ltd	467
536,102	e	Alsea SAB de C.V.	1,696
70,100	*	Amaya Gaming Group, Inc	1,937
353,000		Ambassador Hotel	321
52,889	*	American Public Education, Inc	1,427
307,483	*	Apollo Group, Inc (Class A)	7,733
2,261,150		ARAMARK Holdings Corp	59,468
1,360,006		Aristocrat Leisure Ltd	6,954
50,662	*	Ascent Media Corp (Series A)	3,050
44,000	e	Atom Corp	237
126,285	*	Autogrill S.p.A.	991
79,254	*	Bally Technologies, Inc	6,396
2,412,378	*	Belmond Ltd.	28,128
64,767		Benesse Corp	2,125
620,627		Berjaya Sports Toto BHD	722
16,300	e	Best Bridal Inc	136
175,502		BETFAIR Group Ltd	3,323
108,907		Betsson AB	3,854
36,800	*	BHG S.A.-Brazil Hospitality Group	270
84,401	*	BJ’s Restaurants, Inc	3,038
14,030,800	*	Bloomberry Resorts Corp	4,214
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
315,275	*	Bloomin’ Brands, Inc	$5,782
89,894	e	Bob Evans Farms, Inc	4,256
425,701	*,e	Boyd Gaming Corp	4,325
57,882	*	Bravo Brio Restaurant Group, Inc	751
62,528	*	Bridgepoint Education, Inc	698
91,432	*	Bright Horizons Family Solutions	3,846
358,988		Brinker International, Inc	18,233
85,150	*	Buffalo Wild Wings, Inc	11,433
3,045,354	e	Burger King Worldwide, Inc	90,325
161,330	*,e	Caesars Acquisition Co	1,528
181,304	*,e	Caesars Entertainment Corp	2,281
736,000		Cafe de Coral Holdings Ltd	2,491
64,987		Capella Education Co	4,068
252,385	*	Career Education Corp	1,282
1,901,173		Carnival Corp	76,370
81,934	e	Carnival plc	3,263
57,086		Carriage Services, Inc	989
152,853	*	Carrols Restaurant Group, Inc	1,087
74,582	e	CBRL Group, Inc	7,696
888,800		Central Plaza Hotel PCL	1,098
1,514,040		Century City International	113
163,023	e	Cheesecake Factory	7,418
267,535	*,e	Chegg, Inc	1,669
7,100,000	e	China LotSynergy Holdings Ltd	629
6,718,000		China Travel International Inv HK	1,984
202,040	*	Chipotle Mexican Grill, Inc (Class A)	134,678
33,688		Choice Hotels International, Inc	1,752
42,900		Churchill Downs, Inc	4,183
542,024	*,e	Chuy’s Holdings, Inc	17,014
8,123		Cie des Alpes	162
68,976		City Lodge Hotels Ltd	752
19,164	*	Club Mediterranee S.A.	546
78,907		ClubCorp Holdings, Inc	1,565
18,997	e	Collectors Universe	418
52,300	e	Colowide Co Ltd	616
319,918		Compass Group plc	5,160
164,725	e	Consumers’ Waterheater Income Fund	2,021
128,688		Corporate Travel Management Lt	823
46,565		Cox & Kings India Ltd	237
2,474		Credu Corp	154
710,574		Crown Ltd	8,580
162,900		CVC Brasil Operadora e Agencia de Viagens S.A.	1,038
70,000		Dahan Development Corp	194
8,100	e	Daisyo Corp	99
1,567,058	e	Darden Restaurants, Inc	80,641
619,105	*	Del Frisco’s Restaurant Group, Inc	11,850
461,561	*	Denny’s Corp	3,245
321,905		DeVry, Inc	13,781
170,688	*	Diamond Resorts International, Inc	3,885
68,559		Dignity plc	1,628
56,926		DineEquity, Inc	4,645
10,362		DO & CO AG.	674
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
63,974		Domino’s Pizza Enterprises Ltd	$1,466
218,484		Domino’s Pizza UK & IRL plc	2,009
33,414		Domino’s Pizza, Inc	2,572
26,900		Doutor Nichires Holdings Co Ltd	426
61,337		Dunkin Brands Group, Inc	2,749
2,585,400	e	Dynam Japan Holdings Co Ltd	6,765
18,607,491		Echo Entertainment Group Ltd	53,326
74,112	*,e	Education Management Corp	81
157,628		EIH Ltd	254
30,327		Einstein Noah Restaurant Group, Inc	611
20,213	*	El Pollo Loco Holdings, Inc	726
1,440,000		Emperor Entertainment Hotel Ltd	394
55,681	*,e	Empire Resorts, Inc	374
489,509	*	Enterprise Inns plc	984
1,474,000		Erawan Group PCL	224
709,300		Estacio Participacoes S.A.	7,372
18,489	*	Euro Disney SCA	81
3,438,693		Extended Stay America, Inc	81,635
119,658		Famous Brands Ltd	1,042
13,982	*,e	Famous Dave’s of America, Inc	376
113,931	*	Fiesta Restaurant Group, Inc	5,660
277,330		First Hotel	183
153,410	e	Flight Centre Ltd	5,738
38,693		Formosa International Hotels Corp	410
58,627		Fortuna Entertainment Group NV	327
199,000		Fu Shou Yuan International Group Ltd	104
53,000	e	Fuji Kyuko Co Ltd	602
59,000		Fujita Kanko, Inc	199
730,066	e	G8 Education Ltd	3,265
33,000		GAEC Educacao S.A.	399
2,060,155		Galaxy Entertainment Group Ltd	11,961
2,407,206		Genting BHD	6,960
42,700,328		Genting International plc	38,136
60,000		Gourmet Master Co Ltd	494
1,234		Graham Holdings Co	863
136,441	*	Grand Canyon Education, Inc	5,563
32,750		Grand Korea Leisure Co Ltd	1,298
83,857	*	Great Canadian Gaming Corp	1,381
217,347		Greene King plc	2,759
175,274	e	GTECH S.p.A.	4,148
462,000		GuocoLeisure Ltd	350
1,257,418		H&R Block, Inc	38,993
9,453		Hana Tour Service, Inc	617
1,297,569	*	Hilton Worldwide Holdings, Inc	31,959
23,200		Hiramatsu Inc	135
182,700		HIS Co Ltd	4,876
283,400	*	Home Inns & Hotels Management, Inc (ADR)	8,216
37,250		Hotel Shilla Co Ltd	4,219
137,900	*	Hoteles City Express SAB de C.V.	253
392,158	*	Houghton Mifflin Harcourt Co	7,624
157,350		Huangshan Tourism Development Co Ltd	225
201,714	*	Hyatt Hotels Corp	12,208
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,900		Ichibanya Co Ltd	$334
35,035	*,e	Ignite Restaurant Group, Inc	210
513,824		Indian Hotels Co Ltd	811
50,015		InterContinental Hotels Group plc	1,929
82,319		International Game Technology	1,389
55,400		International Meal Co Holdings S.A.	403
100,047		International Speedway Corp (Class A)	3,165
538,775		Interval Leisure Group, Inc	10,264
294,157		Intralot S.A.-Integrated Lottery Systems & Services	595
62,069	*,e	Intrawest Resorts Holdings Inc	600
103,777	e	Invocare Ltd	994
82,220	*	Isle of Capri Casinos, Inc	617
27,067	*,e	ITT Educational Services, Inc	116
185,237		Jack in the Box, Inc	12,631
85,129	*	Jamba, Inc	1,211
11,850	*	Jinmao Investments and Jinmao China Investments Holdings Ltd	9
472,982		Jollibee Foods Corp	2,066
48,100	e	JP-Holdings Inc/Japan	181
114,976	*,e	K12, Inc	1,835
414,291		Kangwon Land, Inc	14,036
24,700	*,e	Kappa Create Co Ltd	237
18,700	e	Kisoji Co Ltd	333
99,000	*	KNT-CT Holdings Co Ltd	160
22,400	e	Koshidaka Holdings Co Ltd	421
815,333		Kosmopolito Hotels International Ltd	146
321,569	*,e	Krispy Kreme Doughnuts, Inc	5,518
3,180,584		Kroton Educacional S.A.	19,985
3,349		Kuoni Reisen Holding	907
10,000		Kura Corp	279
8,300	e	Kyoritsu Maintenance Co Ltd	337
178,458	*	La Quinta Holdings, Inc	3,389
2,340,913		Ladbrokes plc	4,893
1,214,814		Las Vegas Sands Corp	75,574
12,463	*	Liberty Tax, Inc	403
149,084	*,e	Life Time Fitness, Inc	7,520
372,871	*,e	LifeLock, Inc	5,328
2,856,000	*,e	Macau Legend Development Ltd	1,445
1,280,325		Macquarie Leisure Trust Group	3,465
70,240		Marcus Corp	1,110
1,702,740		Marriott International, Inc (Class A)	119,022
104,861	*	Marriott Vacations Worldwide Corp	6,649
568,443		Marston’s plc	1,357
7,300	e	Matsuya Foods Co Ltd	142
112,067		Matthews International Corp (Class A)	4,919
1,443,578		McDonald’s Corp	136,866
11,764	e	McDonald’s Holdings Co Japan Ltd	291
10,252		MegaStudy Co Ltd	659
19,300	e	Meiko Network Japan Co Ltd	212
8,375,400	*	Melco Crown Philippines Resorts Corp	2,455
849,000	e	Melco International Development	1,968
746,144		Melco PBL Entertainment Macau Ltd (ADR)	19,616
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,444,000	*,e	MelcoLot Ltd	$135
1,096,800		Merlin Entertainments plc	6,232
1,209,700		MGM China Holdings Ltd	3,486
671,881	*	MGM Mirage	15,305
218,915		Millennium & Copthorne Hotels plc	2,025
4,940,290		Minor International PCL (Foreign)	5,640
204,237	*	Mitchells & Butlers plc	1,182
300,000		MK Restaurants Group PCL	564
9,783		Modetour Network, Inc	208
37,833	*	Monarch Casino & Resort, Inc	451
100,444	*	Morgans Hotel Group Co	811
23,200	e	MOS Food Services, Inc	462
13,800		MTY Food Group, Inc	406
179,310	*	Multimedia Games, Inc	6,457
9,236	*,e	Nathan’s Famous, Inc	625
223,808	e	Navitas Ltd	978
252,771		NET Holding AS	295
181,332	*,e	NH Hoteles S.A.	885
32,801	*,e	Noodles & Co	629
176,200	*,e	Norwegian Cruise Line Holdings Ltd	6,347
10,100		Ohsho Food Service Corp	390
765,478		OPAP S.A.	10,038
10,972	*	Orascom Development Holding AG.	212
47,581		Oriental Land Co Ltd	8,992
342,000		Overseas Union Enterprise Ltd	571
22,800	e	Pacific Golf Group International Holdings KK	218
102,679		Paddy Power plc	7,398
15,621	*,e	Panera Bread Co (Class A)	2,542
206,050		Papa John’s International, Inc	8,240
1,013,873	*,a,e	Papa Murphy’s Holdings, Inc	10,341
50,264		Paradise Co Ltd	1,643
408,000	e	Paradise Entertainment Ltd	151
708,929	e	PartyGaming plc	1,040
283,891	*	Penn National Gaming, Inc	3,182
20		Philweb Corp	0	^
4,656	*	Pierre & Vacances	143
180,987	*,e	Pinnacle Entertainment, Inc	4,541
19,300		Plenus Co Ltd	444
122,258	*	Popeyes Louisiana Kitchen, Inc	4,951
42,831	*,e	Potbelly Corp	499
1,839,398	*	Raffles Education Corp Ltd	468
43,198	*	Red Robin Gourmet Burgers, Inc	2,458
847,000	e	Regal Hotels International Holdings Ltd	513
161,920		Regis Corp	2,584
3,507,900		Resorts World BHD	4,469
66,700		Resorttrust, Inc	1,492
246,083		Restaurant Group plc	2,595
100,681	e	Retail Food Group Ltd	435
25,339,566	e	REXLot Holdings Ltd	2,565
84,495	*	Rezidor Hotel Group AB	395
15,900	e	Ringer Hut Co Ltd	244
66,300		Round One Corp	398
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
707,813		Royal Caribbean Cruises Ltd	$47,629
25,600	e	Royal Holdings Co Ltd	413
226,839	*	Ruby Tuesday, Inc	1,336
207,862		Ruth’s Chris Steak House, Inc	2,295
27,700	e	Saizeriya Co Ltd	371
2,236,895		Sands China Ltd	11,669
223,943	*,e	Scientific Games Corp (Class A)	2,412
130,836		SeaWorld Entertainment, Inc	2,516
40,300		Ser Educacional S.A.	415
677,706		Service Corp International	14,327
13,781	*	ServiceMaster Global Holdings, Inc	333
308,984		Shanghai Jinjiang International Hotels Development Co Ltd	568
2,164,000	e	Shanghai Jinjiang International Hotels Group Co Ltd	770
136,449		Shanghai Jinjiang International Travel Co Ltd	264
1,068,120		Shangri-La Asia Ltd	1,579
1,536		Shinsegae Food Co Ltd	172
248,041		Six Flags Entertainment Corp	8,530
1,966,613		SJM Holdings Ltd	3,744
23,372		SkiStar AB (Series B)	259
591,904	e	Sky City Entertainment Group Ltd	1,686
172,438		Slater & Gordon Ltd	926
36,231	*	SM Culture & Contents Co Ltd	118
18,907		Sodexho Alliance S.A.	1,850
45,862	e	Sol Melia S.A.	473
288,792	*	Sonic Corp	6,457
182,075	e	Sotheby’s (Class A)	6,504
44,089		Speedway Motorsports, Inc	752
1,015,492		Spirit Pub Co plc	1,580
144,376	e	Spur Corp Ltd	398
7,100		St Marc Holdings Co Ltd	358
456,000		Stamford Land Corp Ltd	203
35,800	e	Starbucks Coffee Japan Ltd	477
2,917,638		Starbucks Corp	220,165
661,542		Starwood Hotels & Resorts Worldwide, Inc	55,047
6,308	*,e	Steak N Shake Co	2,143
53,728	*	Steiner Leisure Ltd	2,020
60,780	*,e	Strayer Education, Inc	3,640
136,722	e	Sun International Ltd	1,450
2,286,800		Ta Enterprise BHD	672
571,464		Tabcorp Holdings Ltd	1,807
1,048,886		Tattersall’s Ltd	2,888
209,234		Texas Roadhouse, Inc (Class A)	5,825
1,413,933	*,e	Thomas Cook Group plc	2,720
196,166		Tim Hortons, Inc (Toronto)	15,447
6,064	e	Tipp24 SE	230
171,000		Tokyo Dome Corp	721
139,000	e	Tokyotokeiba Co Ltd	398
15,000	e	Toridoll.corp	178
444,000	e	Tsui Wah Holdings Ltd	165
606,406		TUI AG.	9,030
335,185		TUI Travel plc	2,110
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
66,327		Unibet Group plc (ADR)	$3,337
81,375		Universal Technical Institute, Inc	761
106,032		Vail Resorts, Inc	9,199
141,011	e	Vocation Ltd	295
18,000	e	Watami Co Ltd	214
81,900	e	Weight Watchers International, Inc	2,247
94,058		Wendy’s	777
127,483		Wetherspoon (J.D.) plc	1,649
59,300		Whistler Blackcomb Holdings, Inc	974
589,876		Whitbread plc	39,637
213,417		William Hill plc	1,275
51,220		Wowprime Corp	603
435,057		Wyndham Worldwide Corp	35,353
1,814,371	e	Wynn Macau Ltd	5,782
47,778		Wynn Resorts Ltd	8,938
812,000		Xiao Nan Guo Restaurants Holdings Ltd	115
325,000		YBM Sisa.com, Inc	1,303
36,000	e	Yomiuri Land Co Ltd	157
139,300	e	Yoshinoya D&C Co Ltd	1,666
438,950		Yum! Brands, Inc	31,596
95,900	e	Zensho Co Ltd	849
672,000		Zhuhai Holdings Investment Group Ltd	112
632,396	*,e	Zoe’s Kitchen, Inc	19,452
		TOTAL CONSUMER SERVICES	2,412,991

DIVERSIFIED FINANCIALS - 4.1%
453,743		3i Group plc	2,810
27,553		ABC Arbitrage	163
819,162		Aberdeen Asset Management plc	5,285
53,805		Ackermans & Van Haaren	6,646
313,800	*,e	Acom Co Ltd	1,050
151,743	*	Actua Corp	2,431
43,090	e	Aeon Credit Service Co Ltd	922
69,000		Aeon Credit Service M BHD	328
862,706	*	Affiliated Managers Group, Inc	172,852
710,520		AFP Habitat S.A.	1,045
1,389,533	e,m	African Bank Investments Ltd	1
63,969		AGF Management Ltd	667
287,000	*,e	Aiful Corp	1,207
57,720		Aker ASA (A Shares)	1,893
1,560,007		Al Waha Capital PJSC	1,277
91,525	e	Alaris Royalty Corp	2,534
934,828	*	Alexander Forbes Group Holdings Ltd	679
741,311	*	Ally Financial, Inc	17,154
61,555		Altamir Amboise	886
3,418,665		American Express Co	299,270
1,765,724		Ameriprise Financial, Inc	217,855
5,828,948	*	Anima Holding S.p.A	31,894
193,557		Apollo Management LP	4,614
921,649		ARA Asset Management Ltd	1,264
155,868		Arrow Global Group plc	668
111,763		Artisan Partners Asset Management, Inc	5,817
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
369,145	e	Ashmore Group plc	$1,831
12,981	*,m	Asia Pacific Investment Partners Limited	99
1,387,200		Asia Plus Securities PCL	168
9,254,000		Asian Pay Television Trust	5,985
168,700	e	Asset Managers Co Ltd	437
20,444		Aurelius AG.	727
200,934		Australian Stock Exchange Ltd	6,302
25,811		Avanza AB	869
306,956		Ayala Corp	5,056
2,215	*,m	Ayala Corp Preferred	0	^
99,557		Azimut Holding S.p.A.	2,506
19,847		Bajaj Auto Finance Ltd	875
205,971		Banca Generali S.p.A	5,427
82,909		Banca IFIS S.p.A.	1,637
319,925	e	Banca Profilo S.p.A.	139
1,004,201		Bank of New York Mellon Corp	38,893
728,415		BGC Partners, Inc (Class A)	5,412
155,594		BinckBank NV	1,549
417,701		BlackRock, Inc	137,140
824,994		Blackstone Group LP	25,971
2,400,011		BM&F Bovespa S.A.	10,972
37,089,917		Bolsa de Valores de Colombia	438
2,020,300		Bolsa Mexicana de Valores S.A. de C.V.	4,358
88,214		Bolsas y Mercados Espanoles	3,356
682,012	*,e	Brait S.A.	4,402
387,508		Brewin Dolphin Holdings plc	1,709
196,599		BT Investment Management Ltd	1,058
54,547		Bure Equity AB	234
338,700		Bursa Malaysia BHD	831
85,438		Calamos Asset Management, Inc (Class A)	963
321,382		Canaccord Financial, Inc	3,211
3,011,432		Capital One Financial Corp	245,793
1,790,300		Capital Securities Corp	588
104,965		Cash America International, Inc	4,597
746,081		CBOE Holdings, Inc	39,934
66,911		Cembra Money Bank AG.	3,812
73,601		Century Leasing System, Inc	1,958
232,816		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	2,882
2,315,086		Chailease Holding Co Ltd	5,616
918,723		Challenger Financial Services Group Ltd	5,717
4,512,467		Charles Schwab Corp	132,621
468,000	*	China Assurance Finance Group Ltd	74
1,130,000		China Bills Finance Corp	416
10,710,200	*,e	China Cinda Asset Management Co Ltd	4,708
1,102,137		China Everbright Ltd	2,061
5,200,000	e	China Galaxy Securities Co Ltd	3,617
3,665,000	e	China LNG Group Ltd	541
144,665	e	China Merchants China Direct Investments Ltd	231
318,126	e	CI Financial Corp	9,593
563,997	*	Citadel Capital Corp	345
1,634,903	e	CITIC Securities Co Ltd	3,766
344,064		Close Brothers Group plc	7,938
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
209,360		CME Group, Inc	$16,739
58,472	e	Cohen & Steers, Inc	2,248
1,844,363	e	Compartamos SAB de C.V.	3,945
87,238	*	Consumer Portfolio Services, Inc	559
106,429	e	CorEnergy Infrastructure Trust, Inc	796
614,924		Coronation Fund Managers Ltd	5,259
18,103		Corp Financiera Alba	958
72,252		Corp Financiera Colombiana S.A.	1,427
411,487	*	Cowen Group, Inc	1,543
35,004	*,e	Credit Acceptance Corp	4,413
5,904		Credit Analysis & Research Ltd	143
1,269,600	e	Credit China Holdings Ltd	276
112,268		Credit Saison Co Ltd	2,163
2,030,559		Credit Suisse Group	56,177
1,826,200	e	Credito Real SAB de C.V.	5,168
213,632		Daewoo Securities Co Ltd	2,171
46,254		Daishin Securities Co Ltd	492
29,060		Daishin Securities Co Ltd PF	200
4,790,135		Daiwa Securities Group, Inc	37,989
93,066	*,e	DeA Capital S.p.A.	169
18,936	e	Deerfield Capital Corp	171
808,934		Deutsche Bank AG.	28,246
9,207	*	Deutsche Beteiligungs AG.	249
171,000		Deutsche Boerse AG.	11,483
10,141	e	Diamond Hill Investment Group, Inc	1,248
1,920,629		Discover Financial Services	123,669
2,272,488		Dubai Financial Market	2,069
42,213	*	Dundee Corp	640
1,252,057	*	E*Trade Financial Corp	28,284
24,118	*	East Capital Explorer AB	155
234,301		Eaton Vance Corp	8,840
11,624	e	EFG Financial Products Holding AG.	2,589
51,682	e	EFG International	520
999,622		Egypt Kuwait Holding Co	929
428,113	*	Egyptian Financial Group-Hermes Holding	1,110
384,800	*	Element Financial Corp	4,666
83,943	*,e	Encore Capital Group, Inc	3,720
37,772		Eurazeo	2,716
199,268		Evercore Partners, Inc (Class A)	9,366
89,896		Exor S.p.A.	3,475
190,538	*,e	Ezcorp, Inc (Class A)	1,888
2,026,395		Far East Horizon Ltd	1,814
32,487	*	FBR & Co	894
99,300	e	Federated Investors, Inc (Class B)	2,915
156,874	e	Financial Engines, Inc	5,367
82,700	e	Financial Products Group Co Ltd	771
91,078	*	First Cash Financial Services, Inc	5,099
2,902,785		First Pacific Co	3,011
5,965,331		FirstRand Ltd	22,700
226,430		FlexiGroup Ltd	667
234,302	*	FNFV Group	3,224
133,250		Fonterra Shareholders’ Fund	655
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
328,487		Franklin Resources, Inc	$17,939
67,638	e	Friedman Billings Ramsey Group, Inc (Class A)	1,719
8,010,286		Fubon Financial Holding Co Ltd	12,275
27,566,699		Fuhwa Financial Holdings Co Ltd	13,582
29,000	e	Fuyo General Lease Co Ltd	1,133
167,310	e	FXCM, Inc	2,652
81,492	e	Gain Capital Holdings, Inc	519
23,932	e	GAMCO Investors, Inc (Class A)	1,693
253,777		GFI Group, Inc	1,373
24,024		Gimv NV	1,136
70,095	e	Gluskin Sheff + Associates, Inc	1,837
46,466		GMP Capital, Inc	303
1,169,758		Goldman Sachs Group, Inc	214,732
115,752	*	Green Dot Corp	2,447
88,854	e	Greenhill & Co, Inc	4,131
76,490		Groupe Bruxelles Lambert S.A.	7,006
883	*,m	Groupe Bruxelles Lambert S.A. - (Strip VVPR)	0	^
476,398	*	Grupo de Inversiones Suramericana S.A.	9,561
100,318	*	Grupo de Inversiones Suramericana S.A. (Preference)	2,006
156,800		Grupo Financiero Interacciones S.A. de C.V.	1,310
219,610		GT Capital Holdings, Inc	5,187
874,834	*	Gulf General Investment Co	267
1,230,600	e	Guotai Junan International Hol	846
1,665,489		Haci Omer Sabanci Holding AS	7,016
4,159,512		Haitong Securities Co Ltd	6,410
24,678		Hankook Tire Worldwide Co Ltd	491
69,171	*	Hanwha Securities Co	262
277,856		Hargreaves Lansdown plc	4,241
111,651		Hellenic Exchanges S.A.	853
2,350,603		Henderson Group plc	7,675
199,309		HFF, Inc (Class A)	5,770
237,700		Hitachi Capital Corp	5,716
8,930		HMC Investment Securities Co Ltd	98
1,258,402		Hong Kong Exchanges and Clearing Ltd	27,086
138,396		Hyundai Securities Co	920
27,300		IBJ Leasing Co Ltd	636
130,489	e	ICAP plc	816
34,300		Ichiyoshi Securities Co Ltd	411
1,705,087		IFCI Ltd	982
938,707		IG Group Holdings plc	9,029
176,964	e	IGM Financial, Inc	7,632
147,758		IMF Australia Ltd	268
309,584		India Infoline Ltd	753
239,229		Indiabulls Housing Finance Ltd	1,555
18,736		Indiabulls Securities Ltd	7
92,503		Industrivarden AB	1,610
128,704		Infrastructure Development Finance Co Ltd	285
19,333,463	*	ING Groep NV	274,810
1,552,946	*,e	ING Groep NV (ADR)	22,036
98,725		Interactive Brokers Group, Inc (Class A)	2,463
179,983	*,m	Interbolsa S.A.	0	^
402,471		IntercontinentalExchange Group, Inc	78,502
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,048,792		Intermediate Capital Group plc	$6,660
52,106	*,e	International Assets Holding Corp	902
292,381		International Personal Finance plc	2,306
64,206		Inversiones La Construccion S.A.	860
1,310,353		Invesco Ltd	51,733
261,765		Investec Ltd	2,194
1,489,856		Investec plc	12,510
136,633	*	Investment Technology Group, Inc	2,153
746,089		Investor AB (B Shares)	26,270
891,100	e	IOOF Holdings Ltd	6,652
1,165,100	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	1,370
47,319	e	iShares China Large-Cap ETF	1,811
795,404	e	iShares MSCI Canada Index Fund	24,419
3,792,543	d,e	iShares MSCI EAFE Index Fund	243,178
391,449	e	iShares MSCI Emerging Markets	16,269
51,435	e	iShares MSCI Japan Index Fund	605
116,780	e	iShares Russell 2000 Index Fund	12,770
84,000		Iwai Securities Co Ltd	838
122,500		J Trust Co Ltd	1,250
138,000		Jaccs Co Ltd	768
68,317	*,e	Jafco Co Ltd	2,463
550,993	e	Janus Capital Group, Inc	8,011
1,267,800		Japan Securities Finance Co Ltd	7,417
44,084	*	JG Wentworth Co	546
2,163,018		Jih Sun Financial Holdings Co Ltd	575
175,634		JSE Ltd	1,533
252,032		Julius Baer Group Ltd	11,263
423,930		Julius Baer Holding AG.	7,303
368,529		Jupiter Investment Management Group Ltd	2,114
846,000		K1 Ventures Ltd	125
76,400		kabu.com Securities Co Ltd	374
172,692	*	Kailash Auto Finance Ltd	71
76,944	*,e	KBC Ancora	2,304
172,328	*	KCG Holdings, Inc	1,746
485,179		Kinnevik Investment AB (Series B)	17,496
12,540		KIWOOM Securities Co Ltd	608
44,584		Korea Investment Holdings Co Ltd	2,337
262,900		Krungthai Card PCL	552
26,849		Kyobo Securities Co	301
18,900		Kyokuto Securities Co Ltd	309
300,796	*,e	Ladenburg Thalmann Financial Services, Inc	1,275
1,215,705		Lazard Ltd (Class A)	61,636
812,065		Legg Mason, Inc	41,545
640,634		Leucadia National Corp	15,273
124,274		London Stock Exchange Group plc	3,750
173,229		LPL Financial Holdings, Inc	7,977
86,439		Lundbergs AB (B Shares)	3,452
326,098		Macquarie Group Ltd	16,409
102,505	e	Magellan Financial Group Ltd	1,130
298,310		Mahindra & Mahindra Financial Services Ltd	1,317
35,540,804		Man Group plc	68,145
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
604,895		Manappuram General Finance & Leasing Ltd	$289
61,897		Manning & Napier, Inc	1,039
44,357	*,e	Marcus & Millichap, Inc	1,342
685,085	*	Marfin Investment Group S.A	265
178,639		MarketAxess Holdings, Inc	11,051
29,460		Marlin Business Services Corp	540
232,900		Marusan Securities Co Ltd	1,675
1,695,100		Masterlink Securities Corp	557
785,500	e	Matsui Securities Co Ltd	7,327
997,180		McGraw-Hill Financial, Inc	84,212
7,954,047	*	Mediobanca S.p.A.	67,958
95,337		Meritz finance Holdings Co Ltd	763
562,743		Meritz Securities Co Ltd	2,105
12,290,304		Metro Pacific Investments Corp	1,340
73,497		Mirae Asset Securities Co Ltd	3,092
48,100		Mito Securities Co Ltd	175
1,206,160		Mitsubishi UFJ Lease & Finance Co Ltd	6,308
83,379		MLP AG.	464
46,036	e	Moelis & Co	1,572
1,694,400	e	Monex Beans Holdings, Inc	4,419
1,703,283		Moody’s Corp	160,960
10,862,396		Morgan Stanley	375,513
436,500	*	MPHB Capital BHD	349
230,043	*	MSCI, Inc (Class A)	10,817
1,531,700	*	Mulpha International BHD	212
1,407,500		Multi-Purpose Holdings BHD	1,287
73,099		NASDAQ OMX Group, Inc	3,101
1,320,946		Navient Corp	23,394
74,976		Nelnet, Inc (Class A)	3,231
97,836	*	NewStar Financial, Inc	1,100
41,919		NH Investment & Securities Co Ltd	317
4,010		NICE Holdings Co Ltd	59
36,942		Nicholas Financial, Inc	428
4,055,472		Nomura Holdings, Inc	24,127
75,896		Nordnet AB (Series B)	289
147,498		Northern Trust Corp	10,034
328,219	*	NorthStar Asset Management Group, Inc	6,046
3,717,866	e	NZX Ltd	3,655
161,000		Okasan Holdings, Inc	1,146
481	m	OKO Bank (Class A)	10
94,552		Onex Corp	5,265
37,184		Oppenheimer Holdings, Inc	753
14,224	*	Oresund Investment AB	309
343,400	*	Orient Corp	692
3,850,290		ORIX Corp	53,155
251,600	e	Osaka Securities Exchange Co Ltd	5,972
720,575		OSK Holdings BHD	472
226,360	e	OzForex Group Ltd	461
9,118		Pargesa Holding S.A.	725
10,241		Partners Group	2,692
517,000	*,m	Peregrine Investment Holdings	0	^
70,473		Perpetual Trustees Australia Ltd	2,720
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
208,115	*,e	PHH Corp	$4,653
82,264		Philippine Stock Exchange, Inc	535
82,247	*	Pico Holdings, Inc	1,641
284,595	*	Pioneers Holding	553
61,026	*	Piper Jaffray Cos	3,188
644,062	e	Platinum Asset Mangement Ltd	3,412
326,748	e	Plus500 Ltd	2,172
14,618		PMC Fincorp Ltd	185
105,300	e	Pocket Card Co Ltd	636
150,142	*	Portfolio Recovery Associates, Inc	7,842
667,107		Power Finance Corp Ltd	2,525
1,389,509		President Securities Corp	774
172,655		Provident Financial plc	5,954
1,261,390	*	PT Minna Padi Investama Tbk	69
38,407		Pzena Investment Management, Inc (Class A)	367
10,236	*	Qatar Industrial Manufacturing Co	134
190,226		Ratos AB (B Shares)	1,373
76,370		Raymond James Financial, Inc	4,092
118,790		RCS Capital Corp (Class A)	2,675
43,110	*,e	Regional Management Corp	774
179,790		Reliance Capital Ltd	1,319
25,418	*	Religare Enterprises Ltd	133
658,375		Remgro Ltd	13,272
50,953		Resource America, Inc (Class A)	474
106,563	*,e	RHJ International	525
15,100		Ricoh Leasing Co Ltd	421
953,160		RMB Holdings Ltd	4,775
908,000	*	Rowsley Ltd	141
601,930		Rural Electrification Corp Ltd	2,427
76,620	*,e	Safeguard Scientifics, Inc	1,410
70,209		Salam International Investment Co	380
214,607		Samsung Card Co	10,609
71,812		Samsung Securities Co Ltd	2,997
634,970		Santander Consumer USA Holdings, Inc	11,309
265,800	*,e	Sawada Holdings Co Ltd	1,794
42,227		SBI Holdings, Inc	473
130,924		Schroders plc	5,055
26,309		SE Investments Ltd	123
731,131		SEI Investments Co	26,438
5	*,m	SFCG Co Ltd	0	^
207,945		Shriram Transport Finance Co Ltd	3,130
512,357	*	SHUAA Capital PSC	163
18,295	e	Silvercrest Asset Management Group, Inc	249
951,356		Singapore Exchange Ltd	5,386
231,254	*	SK Securities Co Ltd	201
90,848	*	SKS Microfinance Pvt Ltd	441
783,886		SLM Corp	6,710
768,475	*,e,m	SNS Reaal	10
6,063	*	Societe Fonciere Financiere et de Participations FFP	389
519,900		Sparx Group Co Ltd	1,031
70,425	e	SPDR S&P MidCap 400 ETF Trust	17,558
476,464		SPDR Trust Series 1	93,873
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
90,875	*,e	Springleaf Holdings, Inc	$2,902
135,168		Sprott, Inc	343
252,647		SREI Infrastructure Finance Ltd	193
2,573,256		State Street Corp	189,417
240,907	*	Stifel Financial Corp	11,296
39,434		Sundaram Finance Ltd	833
307,963	*	SVG Capital plc	2,049
8,457		Swissquote Group Holding S.A.	277
112,805	*,e	SWS Group, Inc	777
2,092,841	*	Synchrony Financial	51,379
306,713		T Rowe Price Group, Inc	24,046
502,632	e	Tai Fook Securities Group Ltd	289
413,000		Taiwan Acceptance Corp	1,058
170,000	*,e	Takagi Securities Co Ltd	395
184,191		Tamburi Investment Partners S.p.A.	553
320,929		TD Ameritrade Holding Corp	10,709
23,590	*,e	Tiptree Financial, Inc	195
38,900		TMX Group Ltd	1,902
323,880		Tokai Tokyo Securities Co Ltd	2,227
109,524		Tong Yang Investment Bank	278
69,000		Toyo Securities Co Ltd	191
85,500	e	Tricon Capital Group, Inc	589
216,175		Tullett Prebon plc	936
9,135,082		UBS AG.	158,793
999,114		UOB-Kay Hian Holdings Ltd	1,240
116,037	*,e	Uranium Participation Corp	522
762,000	e	Value Partners Group Ltd	555
33,573		Virtus Investment Partners, Inc	5,832
63,211		Vontobel Holding AG.	2,294
183,793	*,e	Vostok Nafta Investment Ltd (ADR)	1,160
615,957		Voya Financial, Inc	24,084
171,686		Waddell & Reed Financial, Inc (Class A)	8,874
135,666	*,e	Walter Investment Management Corp	2,978
59,746		Warsaw Stock Exchange	682
3,771,403		Waterland Financial Holdings	1,066
30,977		Wendel	3,511
21,476		Westwood Holdings Group, Inc	1,217
525,458	*,e	WisdomTree Investments, Inc	5,980
11,650		Woori Financial Co Ltd	232
133,944		Woori Investment & Securities Co Ltd	1,495
24,503	*,e	World Acceptance Corp	1,654
879,752		Zeder Investments Ltd	444
121,500		Zenkoku Hosho Co Ltd	3,394
		TOTAL DIVERSIFIED FINANCIALS	5,114,817
ENERGY - 9.0%
537,922	*	Abraxas Petroleum Corp	2,840
661,619		Acergy S.A.	9,448
9,536		Adams Resources & Energy, Inc	422
17,441,715		Adaro Energy Tbk	1,679
475,757	*	Advantage Oil & Gas Ltd	2,417
3,662,856	*	Afren plc	6,148
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
130,967		Aker Kvaerner ASA	$527
273,100		Alam Maritim Resources BHD	108
182,549		Alliance Holdings GP LP	12,457
191,276		Alon USA Energy, Inc	2,747
918,153	*,e	Alpha Natural Resources, Inc	2,277
171,076	e	AltaGas Income Trust	7,224
68,817		AMEC plc	1,228
106,704	*,e	American Eagle Energy Corp	434
975,541	*,e	Amerisur Resources plc	894
103,852	*,e	Amyris Biotechnologies, Inc	394
2,089,179		Anadarko Petroleum Corp	211,926
106,496		Anglo Pacific Group plc	227
217,563	*,e	Antero Resources Corp	11,942
1,168,000	e	Anton Oilfield Services Group	346
2,586,018		Apache Corp	242,750
29,942	*,e	APCO Argentina, Inc	386
134,659	*,e	Approach Resources, Inc	1,953
1,608,668	e	ARC Resources Ltd	42,445
785,985	e	Arch Coal, Inc	1,666
1,165,086	*	Archer Ltd	1,634
63,484	e	Ardmore Shipping Corp	692
6,452	*	Aspen Aerogels, Inc	65
257,851	*,e	Athabasca Oil Corp	1,319
190,270	*	Athlon Energy, Inc	11,079
28,351	*	Atwood Oceanics, Inc	1,239
1,251,671	*	Australian Worldwide Exploration Ltd	2,008
48,137	e	Awilco Drilling plc	851
1,794,748		Baker Hughes, Inc	116,766
266,700		Bangchak Petroleum PCL	293
979,201	*	Bankers Petroleum Ltd	4,713
1,239,800		Banpu PCL (Foreign)	1,127
148,421	*,e	Basic Energy Services, Inc	3,219
208,838	e	Baytex Energy Trust	7,897
6,805,155		Beach Petroleum Ltd	8,386
187,331	*	Bellatrix Exploration Ltd	1,151
4,337,330		BG Group plc	80,071
476,029		Bharat Petroleum Corp Ltd	5,036
184,879	*,e	Bill Barrett Corp	4,075
360,217	*	Birchcliff Energy Ltd	3,413
326,600	*	BlackPearl Resources, Inc	612
96,783	*,e	Bonanza Creek Energy, Inc	5,507
552,800	e	Bonavista Energy Trust	6,357
28,526	e	Bonterra Oil & Gas Ltd	1,444
23,506	e	Bourbon S.A.	637
519,096		Boustead Singapore Ltd	718
12,867,011		BP plc	94,126
1,116,133		BP plc (ADR)	49,054
405,226	*,e	BPZ Energy, Inc	774
5,538,000	*,e	Brightoil Petroleum Holdings Ltd	1,728
132,488		Bristow Group, Inc	8,903
3,700,374		Bumi Armada BHD	2,140
65,049		BUMI plc	73
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
214,940	*,e	Buru Energy Ltd	$140
289,930	e	BW LPG Ltd	3,659
1,032,992		BW Offshore Ltd	1,291
146,127	*	C&J Energy Services, Inc	4,464
710,784		Cabot Oil & Gas Corp	23,236
815,695	*	Cairn Energy plc	2,327
920,343		Cairn India Ltd	4,639
69,294	e	Calfrac Well Services Ltd	1,075
174,885	*	Callon Petroleum Co	1,541
153,239		Caltex Australia Ltd	3,751
690,638	e	Cameco Corp	12,197
505,127	e	Cameco Corp (Toronto)	8,912
296,729	*	Cameron International Corp	19,697
101,000	*	Canacol Energy Ltd	475
180,600	e	Canadian Energy Services & Technology Corp	1,513
2,283,245		Canadian Natural Resources Ltd (Canada)	88,704
1,195,565	e	Canadian Oil Sands Trust	22,055
87,000		CanElson Drilling, Inc	500
59,300		Canyon Services Group, Inc	683
288,335		Capital Product Partners LP	2,878
59,210	e	CARBO Ceramics, Inc	3,507
162,500	e	Cardinal Energy Ltd	2,731
177,897	*	Carrizo Oil & Gas, Inc	9,574
143,106		CAT Oil AG.	2,712
857,530		Cenovus Energy, Inc (Toronto)	23,070
137,400	*	Cequence Energy Ltd	225
122,080	*,e	CHC Group Ltd	684
2,035,574	*	Cheniere Energy, Inc	162,907
1,109,554		Chesapeake Energy Corp	25,509
8,254,106		Chevron Corp	984,880
5,976,906	e	China Coal Energy Co	3,489
3,532,470		China Oilfield Services Ltd	9,307
8,755,399		China Shenhua Energy Co Ltd	24,372
1,939,000		China Suntien Green Energy Cor	484
398,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	130
417,889		Cimarex Energy Co	52,876
17,587	*	Clayton Williams Energy, Inc	1,696
227,167	*,e	Clean Energy Fuels Corp	1,772
226,297	*	Cloud Peak Energy, Inc	2,856
38,458,700		CNOOC Ltd	66,325
1,040,929		Coal India Ltd	5,741
817,438	*	Cobalt International Energy, Inc	11,117
158,609	*,e	Compagnie Generale de Geophysique S.A.	1,445
178,283	e	Comstock Resources, Inc	3,320
483,832	*	Concho Resources, Inc	60,668
3,768,494		ConocoPhillips	288,365
606,071		Consol Energy, Inc	22,946
65,801		Contango Oil & Gas Co	2,187
645,573	*,e	Continental Resources, Inc	42,918
39,379		Core Laboratories NV	5,763
301,828		Cosan SA Industria e Comercio	4,851
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,492,000		Cosco International Holdings Ltd	$659
1,130,000		Cosmo Oil Co Ltd	1,905
287,005	e	Crescent Point Energy Corp	10,358
108,928	*	Crew Energy, Inc	962
20,820	e	CropEnergies AG.	117
43,358	e	CVR Energy, Inc	1,939
3,441,686	*	Dana Gas PJSC	647
28,750		Dawson Geophysical Co	523
725,050		Dayang Enterprise Holdings BHD	751
66,468		Deep Sea Supply plc	91
314,900	*	DeeThree Exploration Ltd	2,559
10,561		Delek Group Ltd	3,997
362,255		Delek US Holdings, Inc	11,998
153,500	*	Delphi Energy Corp	491
1,002,267		Denbury Resources, Inc	15,064
395,408	*,e	Denison Mines Corp	452
100,582	*,e	Det Norske Oljeselskap ASA	888
1,205,746		Devon Energy Corp	82,208
272,070	e	DHT Holdings, Inc	1,676
24,850	e	Diamond Offshore Drilling, Inc	852
151,864	*	Diamondback Energy, Inc	11,356
609,552	*,e	DNO International ASA	1,909
777,722	*,e	Dolphin Group AS.	415
26,138	*	Dorian LPG Ltd	466
592,520		Dragon Oil plc	5,734
508,290	*	Dresser-Rand Group, Inc	41,812
2,507,564	*,e	Drillsearch Energy Ltd	2,832
80,676	*	Dril-Quip, Inc	7,212
305,000	e	Dyna-Mac Holdings Ltd	97
76,832	*	Eclipse Resources Corp	1,277
7,526,608		Ecopetrol S.A.	11,764
536,121	*,e	Electromagnetic GeoServices AS	325
205,434	*,e	Emerald Oil, Inc	1,263
1,042,530		Empresas COPEC S.A.	12,746
103,611	e	Enbridge Income Fund	2,812
900,429	e	Enbridge, Inc	43,102
746,353		EnCana Corp	15,847
169,318		Enerflex Ltd	2,889
104,233		Energen Corp	7,530
1,671,000		Energy Absolute PCL	1,246
1,307,200		Energy Earth PCL	225
926,900	*	Energy Resources of Australia Ltd	1,011
344,580	e	Energy XXI Bermuda Ltd	3,911
258,875	e	Enerplus Resources Fund	4,914
2,647,932	e	ENI S.p.A.	62,825
803,093	*	Enquest plc (London)	1,424
810	e	Ensco plc	33
162,893		Ensign Energy Services, Inc	2,140
3,199,390		EOG Resources, Inc	316,804
820,126	*,e	EP Energy Corp	14,336
527,340		EQT Corp	48,273
75,863	*,e	Era Group, Inc	1,650
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
187,954		ERG S.p.A.	$2,316
282,600	e	Essential Energy Services Ltd	618
2,447		Esso SA Francaise	106
1,545,400		Esso Thailand PCL (Foreign)	276
90,492		Etablissements Maurel et Prom	1,273
14,500		Eurasia Drilling Co Ltd (GDR)	412
107,607	*	Euronav NV	1,219
59,965		Evolution Petroleum Corp	550
2,064,733	e	EXCO Resources, Inc	6,896
29,536		Exmar NV	454
219,519		Exterran Holdings, Inc	9,727
16,115,788		Exxon Mobil Corp	1,515,690
3,226,360	e	Ezion Holdings Ltd	4,570
661,200	e	Ezra Holdings Ltd	507
211,854	*	Faroe Petroleum plc	363
1,200,918	*	FMC Technologies, Inc	65,222
421,768	*,e	Forest Oil Corp	493
1,863,306		Formosa Petrochemical Corp	4,519
240,973	*	Forum Energy Technologies, Inc	7,376
60,701	e	Frank’s International NV	1,135
96,100	e	Fred Olsen Energy ASA	1,765
154,113	e	Freehold Royalty Trust	3,187
233,251	*,e	Frontline Ltd	294
75,579		Fugro NV	2,282
160,442	*,e	FX Energy, Inc	488
269,282	e	Galp Energia SGPS S.A.	4,376
149,201		GasLog Ltd	3,284
195,595	*,e	Gastar Exploration, Inc	1,148
9,231,286		Gazprom OAO (ADR)	64,741
65,299		Gazpromneft OAO (ADR)	1,250
10,135,000	*	Genesis Energy Holdings Ltd	304
47,576	*,e	Geospace Technologies Corp	1,672
555,922	e	Gibson Energy, Inc	17,363
32,351	*,e	Glori Energy, Inc	256
64,492		Golar LNG Ltd	4,282
102,257	*,e	Goodrich Petroleum Corp	1,515
118,585	e	Green Plains Renewable Energy, Inc	4,434
113,745	*	Grupa Lotos S.A.	966
76,291		GS Holdings Corp	2,911
156,580		Gujarat Mineral Development Corp Ltd	366
53,160		Gulf Island Fabrication, Inc	914
860,602	*,e	Gulf Keystone Petroleum Ltd	868
100,044		Gulfmark Offshore, Inc	3,136
141,692	*	Gulfport Energy Corp	7,566
947,604	*,e	Halcon Resources Corp	3,753
36,429	e	Hallador Petroleum Co	431
4,966,617		Halliburton Co	320,396
1,730		Hankook Shell Oil Co Ltd	911
30,303		Hargreaves Services plc	280
144,529	*,e	Harvest Natural Resources, Inc	530
384,159	*,e	Helix Energy Solutions Group, Inc	8,475
265		Hellenic Petroleum S.A.	2
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
393,413		Helmerich & Payne, Inc	$38,503
589,250	*,e	Hercules Offshore, Inc	1,296
1,196,498		Hess Corp	112,854
168,100	*	Hibiscus Petroleum BHD	74
1,218,000	*,e	Hidili Industry International Development Ltd	136
653,000	e	Hilong Holding Ltd	278
38,165	*,e	Hoegh LNG Holdings Ltd	584
267,884		Holly Corp	11,701
2,427,000	e	Honghua Group Ltd	519
1,241,663	*,e	Horizon Oil Ltd	327
134,716	*	Hornbeck Offshore Services, Inc	4,409
132,653		Hunting plc	1,913
793,526	e	Husky Energy, Inc	21,780
24,400		Idemitsu Kosan Co Ltd	518
118,076	*,e	IGAS Energy plc	169
631,633	e	Imperial Oil Ltd	29,840
14,331	*	Independence Contract Drilling, Inc	168
1,415,907		Inner Mongolia Yitai Coal Co	2,412
1,341,900		Inpex Holdings, Inc	18,972
599,581	e	Inter Pipeline Ltd	19,460
785,861	*	ION Geophysical Corp	2,193
96,673	*	Ipek Matbacilik Sanayi Ve Ticaret AS	75
14,634,507		IRPC PCL (Foreign)	1,444
3,133	*,e	Isramco, Inc	383
447,100	*	Ithaca Energy, Inc	838
146,853		Itochu Enex Co Ltd	946
5,200	e	Japan Drilling Co Ltd	233
80,900		Japan Petroleum Exploration Co	3,106
950,278		John Wood Group plc	11,648
50,898	*,e	Jones Energy, Inc (Class A)	956
1,197,507	e	JX Holdings, Inc	5,521
215,904	*,e	Karoon Gas Australia Ltd	658
85,055	*	Kelt Exploration Ltd	911
481,052	*	Key Energy Services, Inc	2,328
389,837	e	Keyera Corp	31,408
397	*,e	Kinder Morgan Management LLC	37
4,397,832	e	Kinder Morgan, Inc	168,613
1,429,437	*	KNM Group BHD	394
821,488	*	Kodiak Oil & Gas Corp	11,148
61,560	e	Koninklijke Vopak NV	3,317
181,421	*	Kosmos Energy LLC	1,807
250,000	*,e	KrisEnergy Ltd	154
273,971	e	Kumba Resources Ltd	3,109
472,382		Kvaerner ASA	779
369,644	*,e	Laredo Petroleum Holdings, Inc	8,284
159,500	*	Legacy Oil & Gas, Inc	873
212,607	e	Lightstream Resources Ltd	997
68,886		Lubelski Wegiel Bogdanka S.A.	2,286
917,264		LUKOIL (ADR)	46,727
41,609	*	Lundin Petroleum AB	703
103,799		Magellan Midstream Partners LP	8,738
809,504	*,e	Magnum Hunter Resources Corp	4,509
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,749,890		Marathon Oil Corp	$178,548
1,201,719		Marathon Petroleum Corp	101,750
110,377	*	Maridive & Oil Services SAE	113
684,537	*,e	Matador Resources Co	17,695
198,202	*	Matrix Service Co	4,781
108,880		Maurel & Prom Nigeria	540
862,626	*,e	McDermott International, Inc	4,934
81,933	*	MEG Energy Corp	2,515
20,471	*	Memorial Resource Development Corp	555
201,451	*,e	Midstates Petroleum Co, Inc	1,017
2,788,000	e	MIE Holdings Corp	366
110,812	*,e	Miller Petroleum, Inc	488
46,044	*	Mitcham Industries, Inc	509
19,600	e	Modec, Inc	513
58,321		MOL Hungarian Oil and Gas plc	2,856
75,824		Motor Oil Hellas Corinth Refineries S.A.	661
183,967	e	Mullen Group Ltd	4,202
533,445		Murphy Oil Corp	30,358
2,240,848		Nabors Industries Ltd	51,002
32,723	*	Naphtha Israel Petroleum Corp Ltd	231
1,358,775		National Oilwell Varco, Inc	103,403
46,505	*	Natural Gas Services Group, Inc	1,119
294,438		Navios Maritime Acq Corp	798
203,663	e	Neste Oil Oyj	4,193
2,259,415		New Zealand Oil & Gas Ltd	1,339
757,495	*,e	Newfield Exploration Co	28,080
932,000	e	Newocean Energy Holdings Ltd	464
325,906	*	Newpark Resources, Inc	4,054
266,000		Nippon Coke & Engineering Co Ltd	277
174,561		Noble Corp plc	3,879
1,508,076		Noble Energy, Inc	103,092
37,891	e	Nordic American Offshore Ltd	668
324,910	e	Nordic American Tanker Shipping	2,583
424,888	e	North Atlantic Drilling Ltd	2,830
230,050	*,e	Northern Oil And Gas, Inc	3,271
134,378		NovaTek OAO (GDR)	13,999
51,404	*,e	Nuverra Environmental Solutions, Inc	758
428,357	*	NuVista Energy Ltd	3,989
231,550	*	Oasis Petroleum, Inc	9,681
2,243,752		Occidental Petroleum Corp	215,737
99,259		Ocean Yield ASA	667
230,721		Oceaneering International, Inc	15,036
116,167		Odfjell Drilling Ltd	475
305,000		Oil India Ltd	3,003
1,511,614	*	Oil Refineries Ltd	553
1,419,556		Oil Search Ltd	11,079
137,017	*	Oil States International, Inc	8,481
134,639		OMV AG.	4,527
638,685		Oneok, Inc	41,866
529,031	*	Ophir Energy plc	1,967
1,412,264		Origin Energy Ltd	18,470
126,372	*,e	Pacific Ethanol, Inc	1,764
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,675,000	e	Pacific Radiance Ltd	$2,932
620,404	e	Pacific Rubiales Energy Corp (Toronto)	10,403
88,600	*	Painted Pony Petroleum Ltd	993
995,999	*,e	Paladin Resources Ltd	330
22,836		Panhandle Oil and Gas, Inc (Class A)	1,363
293	*,e	Paragon Offshore plc	2
98,661	*	Paramount Resources Ltd (Class A)	5,651
361,800	*	Parex Resources, Inc	4,022
434,783	*	Parker Drilling Co	2,148
202,186	e	Parkland Income Fund	3,845
271,618	*,e	Parsley Energy, Inc	5,794
152,626		Pason Systems, Inc	4,267
1,177,049		Patterson-UTI Energy, Inc	38,289
5,042		Paz Oil Co Ltd	796
326,436		PBF Energy, Inc	7,834
256,151	*	PDC Energy, Inc	12,882
111,954		Peabody Energy Corp	1,386
482,702	e	Pembina Pipeline Income Fund	20,335
393,934	e	Pengrowth Energy Trust	2,065
242,641	*	Penn Virginia Corp	3,084
357,456	e	Penn West Energy Trust	2,423
455,480	*	Perdana Petroleum BHD	251
680,100	*	Perisai Petroleum Teknologi BHD	263
64,258		Petrofac Ltd	1,077
378,000	e	Petro-King Oilfield Services Ltd	112
4,870,276		Petroleo Brasileiro S.A.	34,322
390,800		Petroleo Brasileiro S.A. (ADR)	5,545
7,010,382		Petroleo Brasileiro S.A. (Preference)	51,810
216,233	e	Petroleum Geo-Services ASA	1,367
373,259		Petronas Dagangan BHD	2,276
179,947	*	Petroquest Energy, Inc	1,011
1,178,519	e	Peyto Exploration & Development Corp	37,188
50,000	*,m	Peyto Exploration & Development Corp (New)	1,578
44,926	*,e	PHI, Inc	1,849
2,302,262		Phillips 66	187,197
78,400	e	PHX Energy Services Corp	960
379,527	*	Pioneer Energy Services Corp	5,321
545,540		Pioneer Natural Resources Co	107,455
163,345		Plains GP Holdings LP	5,007
1,078,158	*,e	Polarcus Ltd	290
3,089,017		Polish Oil & Gas Co	4,716
388,129		Polski Koncern Naftowy Orlen S.A.	4,828
100,100	*,m	Poseidon Concepts Corp	1
302,200		Precision Drilling Trust	3,262
1,493,526	e	Premier Oil plc	8,056
37,995	*,e	Profire Energy, Inc	158
234,275		ProSafe ASA	1,372
19,891,000	*	PT Benakat Petroleum Energy	204
98,109,300	*	PT Energi Mega Persada Tbk	828
2,082,500	*	PT Golden Eagle Energy Tbk	310
3,748,500		PT Harum Energy Indonesia Tbk	628
1,718,300		PT Indika Energy Tbk	104
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
537,980		PT Indo Tambangraya Megah	$1,144
3,183,200		PT Medco Energi Internasional Tbk	931
18,268,100	*	PT Sugih Energy Tbk	625
5,767,927		PT Tambang Batubara Bukit Asam Tbk	6,231
350,600		PTT Exploration & Production PCL (ADR)	1,727
4,271,084		PTT Exploration & Production PCL (Foreign)	21,040
2,326,319		PTT PCL (Foreign)	25,796
353,100		QGEP Participacoes S.A.	1,340
388,607	*,e	Quadrise Fuels International plc	222
303,161		Questar Market Resources, Inc	9,331
446,078	*,e	Quicksilver Resources, Inc	269
894,400	*	Raging River Exploration, Inc	7,323
337,094		Range Resources Corp	22,858
4		Refineria La Pampilla S.A. Relapasa	0	^
2,494,569		Reliance Industries Ltd	38,087
139,859	*,e	Renewable Energy Group, Inc	1,420
2,252,205		Repsol YPF S.A.	53,431
281,360	*,e	Resolute Energy Corp	1,764
139,570	*	Rex Energy Corp	1,768
297,000	*	Rex International Holding Ltd	139
47,726	*	Rex Stores Corp	3,478
48,085	*	Rice Energy, Inc	1,279
34,904	*	RigNet, Inc	1,412
56,352	*,e	Ring Energy, Inc	831
119,300	*	RMP Energy Inc	732
1,648,597	*	Roc Oil Co Ltd	989
260,391	*,e	Rockhopper Exploration plc	366
218,618	*	Rosetta Resources, Inc	9,742
1,435,944		Rosneft Oil Co (GDR)	8,365
531,404		Rowan Cos plc	13,450
8,089,685		Royal Dutch Shell plc (A Shares)	309,191
4,625,126		Royal Dutch Shell plc (B Shares)	182,850
1,072,177		RPC, Inc	23,545
372,647	*,e	RSP Permian, Inc	9,525
47,598		Saipem S.p.A.	1,009
249,516	*	Salamander Energy plc	405
48,000		San-Ai Oil Co Ltd	334
163,001	*,e	Sanchez Energy Corp	4,280
730,557	*,e	SandRidge Energy, Inc	3,134
410,961		Santos Ltd	4,915
5,217,400		Sapurakencana Petroleum BHD	6,551
325,925	*,e	Saras S.p.A.	329
1,073,255		Sasol Ltd	58,209
193,938	e	Savanna Energy Services Corp	1,226
186,783	*,e	SBM Offshore NV	2,708
5,280,012		Schlumberger Ltd	536,924
14,008		Schoeller-Bleckmann Oilfield Equipment AG.	1,365
595,700	*	Scomi Energy Services BHD	154
569,500	*	Scomi Group BHD	70
652,235		Scorpio Tankers, Inc	5,420
76,272	e	SEACOR Holdings, Inc	5,705
314,830	e	Seadrill Ltd	8,425
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
121,172	e	Seadrill Ltd (Oslo Exchange)	$3,238
117,500		Secure Energy Services, Inc	2,535
181,317		SemGroup Corp	15,098
972,670	*,e	Senex Energy Ltd	469
50	*,m	Serval Integrated Energy Services	0	^
352,100	*,e	Sevan Drilling AS.	118
119,336	*	Seventy Seven Energy, Inc	2,833
219,200		Shandong Molong Petroleum Machinery Co Ltd	140
60,753		ShawCor Ltd	3,065
35,600		Shinko Plantech Co Ltd	273
214,769	e	Ship Finance International Ltd	3,634
762,354		Showa Shell Sekiyu KK	7,273
1,133,800		Siamgas & Petrochemicals PCL (Foreign)	476
36,000		Sinanen Co Ltd	146
5,930,000	*,e	Sino Union Energy Investment Group Ltd	316
1,188,000	e	Sinopec Kantons Holdings Ltd	942
71,268		SK Energy Co Ltd	5,467
13,561		SK Gas Co Ltd	1,805
102,336		Societatea Nationala de Gaze Naturale ROMGAZ S.A. (GDR) (Registered)	1,025
442,926		Soco International plc	2,727
64,212		S-Oil Corp	2,603
222,059	*,e	Solazyme, Inc	1,657
371,295	*,e	Songa Offshore SE	135
1,483,203	*	Southwestern Energy Co	51,838
1,186,143		Spectra Energy Corp	46,568
103,722	*	Sprott Resource Corp	257
738,000	e	SPT Energy Group, Inc	258
327,728	e	Spyglass Resources Corp	404
310,967		St. Mary Land & Exploration Co	24,255
2,076,207		Statoil ASA	56,526
209,959	*	Stone Energy Corp	6,584
1,772,078	e	Suncor Energy, Inc	64,130
134,778		Suncor Energy, Inc (NY)	4,872
373,194	*	Sundance Energy Australia Ltd	400
1,110,221		Superior Energy Services	36,493
410,165	e	Surge Energy, Inc	2,622
2,683,271		Surgutneftegaz (ADR)	17,869
316,700		Surgutneftegaz (ADR) (London)	2,095
379,000	e	Swiber Holdings Ltd	135
166,748	*,e	Swift Energy Co	1,601
202,019	*	Synergy Resources Corp	2,463
6,446,557		Talisman Energy, Inc	55,763
4,334,107	e	Talisman Energy, Inc (Toronto)	37,499
209,907		Targa Resources Investments, Inc	28,583
374,825		Tatneft (GDR)	13,179
121,723		Technip S.A.	10,211
48,422	e	Tecnicas Reunidas S.A.	2,561
692,206		Teekay Corp	45,935
228,312	e	Teekay Tankers Ltd (Class A)	852
668,101		Tenaris S.A.	15,246
126,103		Tesco Corp	2,503
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
316,917		Tesoro Corp	$19,326
93,994	*	Tethys Oil AB	1,141
290,338	*	Tetra Technologies, Inc	3,141
332,640	e	TGS Nopec Geophysical Co ASA	8,471
380,800	*	TH Heavy Engineering BHD	95
1,217,157		Thai Oil PCL (Foreign)	1,930
90,500		Tidewater, Inc	3,532
73,843		TMK OAO (GDR)	672
71,335		TonenGeneral Sekiyu KK	624
78,500	e	TORC Oil & Gas Ltd	899
58,906		Total Energy Services, Inc	1,094
4,471,329	e	Total S.A.	289,537
406,617	*	Tourmaline Oil Corp	18,019
93,000		Toyo Kanetsu K K	226
90,593	*,e	TransAtlantic Petroleum Ltd	814
846,110	e	TransCanada Corp	43,577
122,033	e	TransGlobe Energy Corp	742
91,935	e	Transocean Ltd	2,957
246,381	*,e	Triangle Petroleum Corp	2,713
150,900		Trican Well Service Ltd	1,765
240,746	e	Trilogy Energy Corp	5,451
397,366	e	Trinidad Drilling Ltd	2,977
1,230,418	e	Tullow Oil plc	12,828
260,690		Tupras Turkiye Petrol Rafine	5,246
74,343		Turcas Petrolculuk AS	74
286,200	e	Twin Butte Energy Ltd	417
236,569	*,e	Ultra Petroleum Corp	5,503
631,400		Ultrapar Participacoes S.A.	13,364
213,726	*	Unit Corp	12,535
189,384	*	Vaalco Energy, Inc	1,610
2,618,947		Valero Energy Corp	121,179
738,287	*,e	Vantage Drilling Co	938
468,900	e	Veresen, Inc	7,130
402,211	e	Vermilion Energy, Inc	24,486
32,020	*,e	Vertex Energy, Inc	223
138,822		W&T Offshore, Inc	1,527
4,658,715		Wah Seong Corp BHD	2,511
271,136	*	Warren Resources, Inc	1,437
913,392	*	Weatherford International Ltd	18,999
200,700	e	Western Energy Services Corp	1,600
357,796		Western Refining, Inc	15,024
413,874	e	Westfire Energy Ltd	1,659
48,812	*,e	Westmoreland Coal Co	1,826
242,800	e	Whitecap Resources, Inc	3,475
694,438	*,e	Whitehaven Coal Ltd	1,037
473,412	*	Whiting Petroleum Corp	36,713
191,045	*	Willbros Group, Inc	1,591
5,020,950		Williams Cos, Inc	277,910
1,398,000	e,m	Wison Engineering Services Co Ltd	2
1,853,954		Woodside Petroleum Ltd	65,830
130,253		World Fuel Services Corp	5,200
389,667		WorleyParsons Ltd	5,220
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
419,248	*	WPX Energy, Inc	$10,087
267,457	*,e	Xcite Energy Ltd	251
2,840,861	e	Yanzhou Coal Mining Co Ltd	2,328
336,512	e	Z Energy Ltd	1,041
		TOTAL ENERGY	11,147,848

FOOD & STAPLES RETAILING - 1.6%
310,002		Aeon Co Ltd	3,089
19,000		Ain Pharmaciez Inc	434
5,263		Al Meera Consumer Goods Co	265
1,305,163		Alimentation Couche Tard, Inc	41,732
345,229		Almacenes Exito S.A.	5,053
147,647		Andersons, Inc	9,284
30,379		Arcs Co Ltd	636
18,232	e	Axfood AB	943
259,742		BIM Birlesik Magazalar AS	5,438
22,735		Bizim Toptan Satis Magazalari AS	185
3,185,581	e	Booker Group plc	6,291
318,828	*	Brazil Pharma S.A.	491
624,258		Carrefour S.A.	19,280
117,271		Casey’s General Stores, Inc	8,408
196,458		Casino Guichard Perrachon S.A.	21,136
31,800		Cawachi Ltd	545
2,656,611		Centros Comerciales Sudamericanos S.A.	7,825
54,388	*,e	Chefs’ Warehouse Holdings, Inc	884
1,495,655		China Resources Enterprise	3,540
287,006		Cia Brasileira de Distribuicao Grupo Pao de Acucar	12,529
6,004		CJ Freshway Corp	234
265,069	e	Clicks Group Ltd	1,574
15,960		Cocokara Fine Holdings, Inc	418
32,556	e	Colruyt S.A.	1,434
1,001,512	e	Controladora Comercial Mexicana S.A. de C.V.	3,743
2,921,000		Cosco Capital, Inc	520
8,900		Cosmos Pharmaceutical Corp	1,127
1,148,500		Costco Wholesale Corp	143,930
5,420,409		CP Seven Eleven PCL (Foreign)	7,471
9,600		Create SD Holdings Co Ltd	337
5,789,503		CVS Corp	460,786
5,500		Daikokutenbussaan Co Ltd	164
286,850	e	Delhaize Group	19,935
119,412		Distribuidora Internacional de Alimentacion S.A.	856
51,003		Dongsuh Co, Inc	1,147
44,761		E-Mart Co Ltd	9,781
70,456		Empire Co Ltd	4,900
77,505		Eurocash S.A.	755
51,462	*,e	Fairway Group Holdings Corp	192
16,081		FamilyMart Co Ltd	614
126,706	*,e	Fresh Market, Inc	4,426
66,305		George Weston Ltd	5,225
209,578		Greggs plc	2,008
65,900		Growell Holdings Co Ltd	1,964
338,413		Grupo Comercial Chedraui S.a. DE C.V.	1,194
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
229,718	e	Hakon Invest AB	$7,493
99,500		Heiwado Co Ltd	1,673
3,032		Indiabulls Wholesale Service	1
44,158		Ingles Markets, Inc (Class A)	1,046
3,700		Itochu-Shokuhin Co Ltd	122
5,264,356	e	J Sainsbury plc	21,407
211,361		Jean Coutu Group PJC, Inc	4,431
437,079	e	Jeronimo Martins SGPS S.A.	4,810
94,600		Kasumi Co Ltd	862
18,400		Kato Sangyo Co Ltd	385
156,791		Kesko Oyj (B Shares)	5,596
2,085,143		Koninklijke Ahold NV	33,729
3,334,989		Kroger Co	173,419
7,000		Kusuri No Aoki Co Ltd	300
289,519		Lawson, Inc	20,256
263,703	*	Lenta Ltd (ADR)	2,814
437,000	*,e	Lianhua Supermarket Holdings Co Ltd	234
86,206	e	Liberator Medical Holdings, Inc	270
21,100	e	Liquor Stores Income Fund	253
256,937		Loblaw Cos Ltd	12,859
507,079		Magnit OAO (GDR)	29,167
63,317	e	Majestic Wine plc	380
33,023		MARR S.p.A.	512
83,233		Maruetsu, Inc	397
105,856		Massmart Holdings Ltd	1,150
129,300		Matsumotokiyoshi Holdings Co Ltd	3,816
4,241,022		Metcash Ltd	9,767
261,934		Metro AG.	8,590
177,347	e	Metro, Inc	11,861
12,700		Ministop Co Ltd	177
25,940	*,e	Natural Grocers by Vitamin C	422
74,619	e	North West Co Fund	1,491
44,000		Okuwa Co Ltd	396
521,000	e	Olam International Ltd	957
113,993	*	Pantry, Inc	2,306
310,222	e	Pick’n Pay Holdings Ltd	616
524,460		Pick’n Pay Stores Ltd	2,447
1,394,420		President Chain Store Corp	9,998
57,266	e	Pricesmart, Inc	4,904
234,653		Raia Drogasil S.A.	2,007
53,288		Rallye S.A.	2,328
5,837		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	289
2,867,222	*	Rite Aid Corp	13,877
1,997,270		Robinsons Retail Holdings, Inc	2,817
135,705	e	Roundy’s, Inc	406
13,179		Ryoshoku Ltd	299
44,200		S Foods, Inc	745
209,392		Safeway, Inc	7,182
15,900		San-A Co Ltd	530
1,019,121		Seven & I Holdings Co Ltd	39,528
1,441,000		Sheng Siong Group Ltd	751
774,739		Shoprite Holdings Ltd	9,592
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
71,346		Shufersal Ltd	$202
3,238,755	e	Sonae SPGS S.A.	4,693
388,358		Spar Group Ltd	4,319
139,373		Spartan Stores, Inc	2,711
313,300	*,e	Sprouts Farmers Market, Inc	9,108
37,700		Sugi Pharmacy Co Ltd	1,583
3,046,883	e	Sun Art Retail Group Ltd	3,445
48,800		Sundrug Co Ltd	2,169
741,369	*	Supervalu, Inc	6,628
1,053,511		Sysco Corp	39,981
599,000		Taiwan TEA Corp	345
6,044,918		Tesco plc	18,058
33,476		Tsuruha Holdings, Inc	1,862
172,805	*	United Natural Foods, Inc	10,621
751,500	e	UNY Co Ltd	3,994
131,500		Valor Co Ltd	2,127
25,566		Village Super Market (Class A)	582
2,412,397		Walgreen Co	142,983
5,876,396		Wal-Mart de Mexico S.A. de C.V. (Series V)	14,776
3,408,073		Wal-Mart Stores, Inc	260,615
44,716		Weis Markets, Inc	1,745
1,502,672		Wesfarmers Ltd	55,376
422,057		Whole Foods Market, Inc	16,085
3,293,913		WM Morrison Supermarkets plc	8,963
1,152,302		Woolworths Ltd	34,505
621,799	*	Wumart Stores, Inc	581
7,900		Yaoko Co Ltd	469
37,900		Yokohama Reito Co Ltd	281
		TOTAL FOOD & STAPLES RETAILING	1,933,195

FOOD, BEVERAGE & TOBACCO - 4.8%
165,840	*,e	22nd Century Group, Inc	418
426,996	*,e	a2 Milk Co Ltd	193
31,533		AarhusKarlshamn AB	1,644
154,931		Agthia Group PJSC	274
393,865		Ajinomoto Co, Inc	6,550
12,647		Alico, Inc	482
44,816	e	Alliance Grain Traders, Inc	1,153
326,486	*	Alliance One International, Inc	643
9,518,989		Altria Group, Inc	437,303
9,142,485		AMBEV S.A.	59,910
1,165,400		AMBEV S.A. (ADR)	7,633
30,480		Amsterdam Commodities NV	687
235,340		Anadolu Efes Biracilik Ve Malt Sanayii AS	2,721
68,017	e	Anheuser-Busch InBev NV (ADR)	7,540
2,974	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
268,900		Anhui Gujing Distillery Co Ltd	774
57,533	*,e	Annie’s, Inc	2,641
225,180	*	AquaChile S.A.	149
3,052,994		Archer Daniels Midland Co	156,008
17,400		Ariake Japan Co Ltd	390
59,771		Aryzta AG.	5,150
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
497,614		Asahi Breweries Ltd	$14,394
1,040,624	e	Asian Citrus Holdings Ltd	216
901,045		Associated British Foods plc	39,059
91,678		Astral Foods Ltd	1,237
9,938		Atria Group plc	87
243,881		Austevoll Seafood ASA	1,625
359,332	*	Australian Agricultural Co Ltd	415
710,842		AVI Ltd	4,389
165,658	e	B&G Foods, Inc (Class A)	4,564
62,910		Bakkafrost P	1,353
299,272		Balrampur Chini Mills Ltd	242
2,762		Barry Callebaut AG.	3,067
24,200	*	Belvedere S.A.	398
5,780		Binggrae Co Ltd	481
234,799	e	Biostime Internatonal Holdings Ltd	729
212,945	*	Black Earth Farming Ltd	129
24,452		Bonduelle S.C.A.	625
25,240	*,e	Boston Beer Co, Inc (Class A)	5,597
180,386	*,e	Boulder Brands, Inc	2,459
39,300		BrasilAgro-Co Brasileira de Propriedades Agricolas	145
45,569		Britannia Industries Ltd	1,024
281,248		British American Tobacco Malaysia BHD	6,035
2,811,566		British American Tobacco plc	158,433
5,276,870		Britvic plc	56,959
568,055		Brown-Forman Corp (Class B)	51,250
874,000	e	Bumitama Agri Ltd	755
537,885		Bunge Ltd	45,306
344,348		C&C Group plc	1,830
40,064		Calavo Growers, Inc	1,808
182,100		Calbee, Inc	5,952
57,441		Cal-Maine Foods, Inc	5,131
570,245	e	Campbell Soup Co	24,367
24,129		Carlsberg AS (Class B)	2,143
290,000		Carlsberg Brewery-Malay BHD	1,059
41,326		Cermaq ASA	622
706,000		Changshouhua Food Co Ltd	568
3,039,800		Charoen Pokphand Foods PCL	2,823
2,829,611		China Agri-Industries Holdings Ltd	1,074
7,363,296	e	China Huishan Dairy Holdings Co Ltd	1,626
601,000	*	China Huiyuan Juice Group Ltd	257
2,340,360		China Mengniu Dairy Co Ltd	9,631
13,785,107	*,e	China Modern Dairy Holdings	6,367
1,557,000	*,e	China Yurun Food Group Ltd	687
168,583	*	Chiquita Brands International, Inc	2,394
337,821		Cia Cervecerias Unidas S.A.	3,719
9,107		CJ CheilJedang Corp	3,340
215,550	*	Cloetta AB	643
252,702		Clover Industries Ltd	374
599,459		Coca-Cola Amatil Ltd	4,602
25,788		Coca-Cola Bottling Co Consolidated	1,925
85,598		Coca-Cola Central Japan Co Ltd	1,701
11,661,038	e	Coca-Cola Co	497,460
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
340,717		Coca-Cola Embonor S.A.	$553
1,321,342		Coca-Cola Enterprises, Inc	58,615
470,420		Coca-Cola Femsa S.A. de C.V.	4,738
193,275		Coca-Cola HBC AG.	4,171
195,668		Coca-Cola Icecek AS	4,210
125,600	e	Coca-Cola West Japan Co Ltd	1,829
1,032,600	*,e	Cofco International Ltd	407
1,140,478		ConAgra Foods, Inc	37,681
1,255,300	*	Constellation Brands, Inc (Class A)	109,412
64,855		Corbion NV	954
132,042		Cott Corp	907
30,969	*	Craft Brewers Alliance, Inc	446
613		Crown Confectionery Co Ltd	116
1,174		Dae Han Flour Mills Co Ltd	241
65,092		Daesang Corp	3,179
197,105		Dairy Crest Group plc	1,224
596,640	*	Darling International, Inc	10,930
288,311		Davide Campari-Milano S.p.A.	2,077
533,984	e	Dean Foods Co	7,075
231,250		Devro plc	891
1,372,261		Diageo plc	39,579
66,985	*,e	Diamond Foods, Inc	1,916
4,324		Dongwon F&B Co Ltd	1,397
2,281		Dongwon Industries Co Ltd	783
1,250,825		Dr Pepper Snapple Group, Inc	80,441
10,000		Dutch Lady Milk Industries BHD	143
8,000		Dydo Drinco, Inc	316
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
76,379	*,e	Ebro Puleva S.A.	1,447
259,171		Embotelladora Andina S.A.	840
901,533		Embotelladoras Arca SAB de C.V.	6,182
4,336		Emmi AG.	1,483
75,732		Ezaki Glico Co Ltd	2,612
22,807	*,e	Farmer Bros Co	660
12,473	*	Farmsco	181
2,243,899		Felda Global Ventures Holdings BHD	2,416
1,429,000	e	First Resources Ltd	2,240
346,716		Flowers Foods, Inc	6,366
3,488,030	e	Fomento Economico Mexicano S.A. de C.V.	32,108
136,590		Fresh Del Monte Produce, Inc	4,357
65,473		Fuji Oil Co Ltd	967
32,832		Fujicco Co Ltd	425
99,000		Fujiya Co Ltd	178
1,796,853		General Mills, Inc	90,651
207,514		Genting Plantations BHD	628
1,941,500		GFPT PCL (Foreign)	1,210
208,110		Glanbia plc	3,005
10,451		GlaxoSmithKline Consumer Healthcare Ltd	954
3,608,000		GMG Global Ltd	187
6,454,354		Golden Agri-Resources Ltd	2,608
1,802,917		Goodman Fielder Ltd	987
189,769		GrainCorp Ltd-A	1,418
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,603,272		Great Wall Enterprise Co	$2,537
1,115,355		Greencore Group plc	4,231
515,946		Groupe Danone	34,551
535,700	*	Gruma SAB de C.V.	5,719
3,260,643	e	Grupo Bimbo S.A. de C.V. (Series A)	9,454
324,600		Grupo Herdez SAB de C.V.	869
692,600	e	Grupo Lala SAB de C.V.	1,689
98,139	*	Hain Celestial Group, Inc	10,045
59,780	*	Harim & Co Ltd	304
85,967		Heineken Holding NV	5,676
502,114		Heineken NV	37,500
548,760		Hershey Co	52,368
338,500		Hey Song Corp	382
8,930		Hite Holdings Co Ltd	112
26,057	e	HKScan Oyj	111
19,300		Hokuto Corp	348
956,000		Honworld Group Ltd	822
444,446		Hormel Foods Corp	22,840
62,952	e	House Foods Corp	1,092
483,631		Illovo Sugar Ltd	1,218
1,120,000	*	Imperial Pacific International Holdings Ltd	237
1,334,986		Imperial Tobacco Group plc	57,479
815,990		InBev NV	90,492
1,429,978		Indofood Agri Resources Ltd	929
1,215,177		Indofood CBP Sukses Makmur Tbk	1,131
259,600		Industrias Bachoco SAB de C.V.	1,293
441,347		Ingredion, Inc	33,450
46,269	*	Inventure Foods, Inc	600
7,592,176		IOI Corp BHD	11,131
3,551,166		ITC Ltd	21,242
57,600	e	Ito En Ltd	1,215
342,000		Itoham Foods, Inc	1,639
78,828		J&J Snack Foods Corp	7,375
179,500		J.M. Smucker Co	17,769
1,534,930		Japan Tobacco, Inc	49,878
1,925,993		JBS S.A.	7,200
30,370		Jinro Ltd	666
30,575		John B. Sanfilippo & Son, Inc	989
280,000		J-Oil Mills, Inc	923
706,712		Juhayna Food Industries	988
74,173	e	Kagome Co Ltd	1,173
10,700		Kameda Seika Co Ltd	320
24,764		Kaveri Seed Co Ltd	325
551,184		Kellogg Co	33,953
57,564	*	Kernel Holding S.A.	431
661,249	e	Kerry Group plc (Class A)	46,620
789,378		Keurig Green Mountain, Inc	102,722
16,400		KEY Coffee, Inc	246
1,783,400		Khon Kaen Sugar Industry PCL (Foreign)	724
21,671		Kikkoman Corp	461
83,000		Kim Loong Resources BHD	71
612,065		Kirin Brewery Co Ltd	8,120
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
73,306	e	Koninklijke Wessanen NV	$444
2,264,532	e	Kraft Foods Group, Inc	127,720
275,038		KT&G Corp	24,614
551,095		Kuala Lumpur Kepong BHD	3,541
2,846		KWS Saat AG.	1,002
1,022,000	e	Labixiaoxin Snacks Group Ltd	143
62,604		Lancaster Colony Corp	5,339
178,542		Lance, Inc	4,731
58,306	e	Leroy Seafood Group ASA	2,246
342,987		Lien Hwa Industrial Corp	229
15,883	e	Lifeway Foods, Inc	220
32,638	e	Limoneira Co	773
1,422		Lindt & Spruengli AG.	7,106
64		Lindt & Spruengli AG. (Registered)	3,793
1,297,461		Lorillard, Inc	77,731
651		Lotte Chilsung Beverage Co Ltd	1,339
838		Lotte Confectionery Co Ltd	1,730
702		Lotte Samkang Co Ltd	507
35,346		M Dias Branco S.A.	1,410
7,158		Maeil Dairy Industry Co Ltd	248
285,000		Malayan Flour Mills BHD	169
97,569	e	Maple Leaf Foods, Inc	1,666
320,800	*	Marfrig Global Foods S.A.	873
217,000		Marudai Food Co Ltd	811
39,400	*	Maruha Nichiro Corp	587
262,384		McCormick & Co, Inc	17,554
53,837		McLeod Russel India Ltd	253
701,578		Mead Johnson Nutrition Co	67,506
140,800		Megmilk Snow Brand Co Ltd	1,840
93,520		MEIJI Holdings Co Ltd	7,396
215,100	*	Minerva S.A.	1,129
255,000		Mitsui Sugar Co Ltd	854
360,876		Molson Coors Brewing Co (Class B)	26,864
6,054,893		Mondelez International, Inc	207,471
1,180,864	*	Monster Beverage Corp	108,250
453,302		Morinaga & Co Ltd	979
177,000		Morinaga Milk Industry Co Ltd	568
15,448		Muhak Co Ltd	488
1,469,010	*	Multiexport Foods S.A.	332
543,000		Namchow Chemical Industrial Ltd	1,043
554		Namyang Dairy Products Co Ltd	401
35,669		National Beverage Corp	696
5,297	e	Naturex	351
23,503		Nestle India Ltd	2,271
3,618,652		Nestle S.A.	265,938
622,000		Nichirei Corp	2,615
227,000		Nippon Beet Sugar Manufacturing Co Ltd	399
302,000		Nippon Flour Mills Co Ltd	1,461
1,044,705		Nippon Meat Packers, Inc	22,182
763,166	*	Nippon Suisan Kaisha Ltd	2,010
400,000	e	Nisshin Oillio Group Ltd	1,346
147,015		Nisshin Seifun Group, Inc	1,454
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
28,495		Nissin Food Products Co Ltd	$1,480
9,182		Nong Shim Co Ltd	2,367
4,146		Nong Shim Holdings Co Ltd	509
7,088		Nong Woo Bio Co Ltd	170
69,733		Nutreco NV	2,534
53,926		Oceana Group Ltd	353
259,825		Oldtown BHD	141
79,602	*	Omega Protein Corp	995
237,800	*,e	Organizacion Cultiba SAB de C.V.	398
4,084		Orion Corp	3,384
352,816		Orkla ASA	3,189
32,955		Osem Investments Ltd	707
2,711		Ottogi Corp	1,585
899,397	e	PAN Fish ASA	12,580
6,366,497		PepsiCo, Inc	592,657
1,247,000		Pepsi-Cola Products Philippine	133
900,148		Perdigao S.A.	21,417
281,196		Pernod-Ricard S.A.	31,826
72,987	*,m	Pescanova S.A.	1
877,000	e	Petra Foods Ltd	2,777
534		Philip Morris CR	250
5,180,228		Philip Morris International, Inc	432,031
1,384,073	*	Pilgrim’s Pride Corp	42,297
39,626		Pinar SUT Mamulleri Sanayii AS	407
92,458		Pinnacle Foods, Inc	3,019
161,449	*,e	Post Holdings, Inc	5,357
525,290		PPB Group BHD	2,274
714,583	*	Premier Foods plc	423
32,900	e	Premium Brands Holdings Corp	723
119,000		Prima Meat Packers Ltd	296
1,346,915		PT Astra Agro Lestari Tbk	2,540
5,692,200		PT Austindo Nusantara Jaya	526
1,857,700		PT BW Plantation Tbk	84
8,253,610		PT Charoen Pokphand Indonesia Tbk	2,875
548,668		PT Gudang Garam Tbk	2,545
4,747,831		PT Indofood Sukses Makmur Tbk	2,722
5,152,400		PT Japfa Comfeed Indonesia Tbk	520
814,000		PT Malindo Feedmill Tbk	226
1,574,500		PT Nippon Indosari Corpindo Tbk	147
5,271,600		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	821
9,363,500		PT Salim Ivomas Pratama Tbk	631
1,212,700		PT Sampoerna Agro Tbk	201
4,161		Pulmuone Co Ltd	545
219,400		Q.P. Corp	3,704
141,792		QAF Ltd	108
713,950		QL Resources BHD	748
42,480		Radico Khaitan Ltd	54
1,548,772	*	Rasoya Proteins Ltd	243
204,077	e	Remy Cointreau S.A.	14,692
1,387,214	e	Reynolds American, Inc	81,846
768,900		RFM Corp	90
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
276,500		Rimbunan Sawit BHD	$59
8,815		Royal UNIBREW AS	1,464
3,337,556		SABMiller plc	184,960
76,642		SABMiller plc (Johannesburg)	4,253
27,955		Sakata Seed Corp	356
347,240		Salmar ASA	6,127
5,355		Samlip General Foods Co Ltd	694
6,751		Samyang Corp	488
3,599		Samyang Holdings Corp	297
110,720	e	Sanderson Farms, Inc	9,738
78,300		Sao Martinho S.A.	1,257
1,455,000		Sapporo Holdings Ltd	5,595
460,164		Saputo, Inc	12,873
111,500		Sarawak Oil Palms BHD	202
31,971		Schouw & Co	1,307
995		Seaboard Corp	2,662
32,994	*,e	Seneca Foods Corp	944
468,500	*	Shanghai Dajiang Group	192
2,770,000	e	Shenguan Holdings Group Ltd	926
143,000		Showa Sangyo Co Ltd	523
708,153		Shree Renuka Sugars Ltd	183
7,128		Silla Co Ltd	176
136,900		SLC Agricola S.A.	918
2,128		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	75
446,264	*	SOS Cuetara S.A.	220
414,731		Souza Cruz S.A.	3,338
362,074		Standard Foods Corp	815
586,833		Stock Spirits Group plc	2,774
37,064		Strauss Group Ltd	684
105,436	e	Suedzucker AG.	1,648
268,100		Suntory Beverage & Food Ltd	9,494
431,000	e	Super Coffeemix Manufacturing Ltd	431
207,398		Swedish Match AB	6,710
56,007	*	Synlait Milk Ltd	149
52,832	*,e	Synutra International, Inc	239
162,100		Takara Holdings, Inc	1,234
466,512		Tassal Group Ltd	1,500
573,734		Tata Tea Ltd	1,476
5,269,832		Tate & Lyle plc	50,231
646,500		TDM BHD	184
915,000	e	Tenwow International Holdings Ltd	363
238,400		Tereos Internacional S.A.	252
432,980		TH Plantations BHD	228
915,200		Thai Vegetable Oil PCL	646
2,333,000	e	Tibet 5100 Water Resources Holdings Ltd	859
1,732,600		Tiga Pilar Sejahtera Food Tbk	325
180,587		Tiger Brands Ltd	5,043
2,525,900		Tingyi Cayman Islands Holding Corp	6,636
196,154		Tongaat Hulett Ltd	2,704
55,862	e	Tootsie Roll Industries, Inc	1,564
35,259		Toyo Suisan Kaisha Ltd	1,171
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
463,950		Treasury Wine Estates Ltd	$1,715
175,976	*	TreeHouse Foods, Inc	14,166
9,016		TS Corp	292
465,100		TSH Resources BHD	495
487,086	e	Tsingtao Brewery Co Ltd	3,463
118,000		Ttet Union Corp	277
1,792,534		Tyson Foods, Inc (Class A)	70,572
167,497		Ulker Biskuvi Sanayi AS	1,108
2,858,497		Unilever NV	113,440
2,552,351		Unilever plc	106,836
1,640,204	e	Uni-President China Holdings Ltd	1,643
5,432,420		Uni-President Enterprises Corp	9,422
72,496		United Breweries Ltd	835
3,420		United International Enterprises	662
101,144		United Spirits Ltd	3,935
84,352	e	Universal Corp	3,744
3,022,305		Universal Robina	12,550
266,444	*	Vanguarda Agro S.A.	218
220,710	e	Vector Group Ltd	4,895
10,273		Vilmorin & Cie	1,098
1,355,962		Vina Concha y Toro S.A.	2,657
43,955		Viscofan S.A.	2,408
2,540		Vranken - Pommery Monopole	83
7,406,800	e	Want Want China Holdings Ltd	9,248
34,100		Warabeya Nichiyo Co Ltd	612
328,000		Wei Chuan Food Corp	388
1,498,499	*	WhiteWave Foods Co (Class A)	54,440
3,597,067		Wilmar International Ltd	8,701
11,669		Yakult Honsha Co Ltd	613
75,735		Yamazaki Baking Co Ltd	975
12,961		Yantai Changyu Pioneer Wine Co	42
843,000		Yashili International	229
1,019,000	*,e	YuanShengTai Dairy Farm Ltd	163
7,065		Zydus Wellness Ltd	73
		TOTAL FOOD, BEVERAGE & TOBACCO	5,971,298

HEALTH CARE EQUIPMENT & SERVICES - 3.6%
68,699	e	Abaxis, Inc	3,484
7,267,301		Abbott Laboratories	302,247
129,452	*,e	Abiomed, Inc	3,214
216,891	*,e	Acadia Healthcare Co, Inc	10,519
226,091	*,e	Accuray, Inc	1,641
58,579	*	Addus HomeCare Corp	1,148
8,920	*	Adeptus Health, Inc	222
497,146		Advanced Computer Software Group plc	931
317,210		Advanced Medical Solutions Group plc	627
1,875,638		Aetna, Inc	151,927
371,238	*	AGFA-Gevaert NV	979
62,626	*,m	AGFA-Gevaert NV Brussels (Strip VVPR)	0	^
205,238	e	Air Methods Corp	11,401
369,048		Al Noor Hospitals Group plc	6,091
455,936	e	Alfresa Holdings Corp	6,564
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
230,876	*	Align Technology, Inc	$11,932
31,314	*,e	Alliance HealthCare Services, Inc	708
753,044	*	Allscripts Healthcare Solutions, Inc	10,102
31,918		Almost Family, Inc	867
103,801	*	Amedisys, Inc	2,094
781,628		AmerisourceBergen Corp	60,420
192,791	*	AMN Healthcare Services, Inc	3,027
209,880		Amplifon S.p.A.	1,175
206,706	*	Amsurg Corp	10,346
46,572		Analogic Corp	2,979
88,996	*	Angiodynamics, Inc	1,221
98,422	*	Anika Therapeutics, Inc	3,608
158,238		Ansell Ltd	2,692
338,337	*,e	Antares Pharma, Inc	619
109,954		Apex Biotechnology Corp	198
80,514		Apollo Hospitals Enterprise Ltd	1,458
860,345		Arseus NV	41,625
13,400	*	As One Corp	421
22,300	e	Asahi Intecc Co Ltd	1,021
73,564	*,e	athenahealth, Inc	9,688
85,112	*	AtriCure, Inc	1,253
5,035		Atrion Corp	1,536
96,844	e	Balda AG.	369
2,397,350		Bangkok Chain Hospital PCL	752
3,491,000		Bangkok Dusit Medical Services PCL	1,988
561,614		Bard (C.R.), Inc	80,148
1,295,489		Baxter International, Inc	92,977
349,766		Becton Dickinson & Co	39,807
75,869	*,e	Bio-Reference Labs, Inc	2,129
250,763	*,e	BioScrip, Inc	1,733
1,019,000	e	Biosensors International Group Ltd	574
83,695	*	BioTelemetry, Inc	562
29,100		BML, Inc	919
3,357,126	*	Boston Scientific Corp	39,648
118,781	*	Brookdale Senior Living, Inc	3,827
334,500		Bumrungrad Hospital PCL	1,358
131,731		Cantel Medical Corp	4,529
85,885	*	Capital Senior Living Corp	1,823
1,312,342		Cardinal Health, Inc	98,321
82,848	*	Cardiovascular Systems, Inc	1,958
1,353,451	*	CareFusion Corp	61,244
32,290	e	Carl Zeiss Meditec AG.	937
1,225	*,e	Carmat	125
39,469	*,e	Castlight Health, Inc	511
879,556	*	Catamaran Corp	37,073
523,850	*	Catamaran Corp (Toronto)	22,063
11,181	*,e	Cegedim S.A.	352
69,332		Celesio AG.	2,302
357,964	*	Centene Corp	29,607
627,194	*	Cerner Corp	37,362
209,874	*,e	Cerus Corp	842
38,429	*	CHA Bio & Diostech Co Ltd	436
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
91,333		CHC Healthcare Group	$206
55,576	e	Chemed Corp	5,719
1,013,000	e	China Pioneer Pharma Holdings Ltd	800
1,179,949		Cigna Corp	107,010
94,930	e	Cochlear Ltd	5,773
271,975		Coloplast AS	22,745
401,078		Community Health Systems, Inc	21,975
34,215		CompuGroup Medical AG.	819
44,460		Computer Programs & Systems, Inc	2,556
102,163		Conmed Corp	3,764
31,400		Consort Medical plc	494
206,198		Cooper Cos, Inc	32,115
800,000	e	Cordlife Group Ltd	698
57,761	*	Corvel Corp	1,967
1,927,266		Covidien plc	166,728
114,490	*	Cross Country Healthcare, Inc	1,064
284,436		Cruz Blanca Salud S.A.	235
103,914		CryoLife, Inc	1,026
132,670	*	Cyberonics, Inc	6,787
77,059	*	Cynosure, Inc (Class A)	1,618
1,067,736	*	DaVita, Inc	78,094
146,154		Dentsply International, Inc	6,665
80,701	*,e	Derma Sciences, Inc	672
222,051	*	DexCom, Inc	8,880
59,700		Diagnosticos da America S.A.	294
22,218	e	DiaSorin S.p.A.	834
6,304		Draegerwerk AG.	558
2,933		Draegerwerk AG. & Co KGaA	236
344,001	*	Edwards Lifesciences Corp	35,140
13,600		Eiken Chemical Co Ltd	233
122,272	e	Elekta AB (B Shares)	1,202
191,933	*	Endologix, Inc	2,034
71,433		Ensign Group, Inc	2,486
386,625	*	Envision Healthcare Holdings, Inc	13,408
143,353	*	Espirito Santo Saude SGPS S.A.	885
567,881		Essilor International S.A.	62,278
35,441	*,e	Exactech, Inc	811
103,201	*	ExamWorks Group, Inc	3,380
226,000		Excelsior Medical Co Ltd	405
1,991,417	*	Express Scripts Holding Co	140,654
215,231	e	Extendicare, Inc	1,580
551,900		Faber Group BHD	548
1,363,759		Fisher & Paykel Healthcare Corp	5,525
157,037	*	Five Star Quality Care, Inc	592
145,000		Fleury S.A.	838
83,226	*	Fortis Healthcare Ltd	158
165,189		Fresenius Medical Care AG.	11,506
260,079		Fresenius SE	12,840
18,800	*	Fukuda Denshi Co Ltd	1,041
6,518	e	Galenica AG.	5,736
125,893	*,e	GenMark Diagnostics, Inc	1,129
112,360	*	Gentiva Health Services, Inc	1,885
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
72,507		Getinge AB (B Shares)	$1,820
63,000		Ginko International Co Ltd	847
326,936	*	Globus Medical, Inc	6,431
461,802		GN Store Nord	10,166
10,085,521	e	Golden Meditech Holdings Ltd	1,623
92,211	*	Greatbatch, Inc	3,929
32,900		Green Hospital Supply, Inc	1,052
46,568		Greencross Ltd	399
13,085		Guerbet	674
189,843	*	Haemonetics Corp	6,629
129,832	*	Hanger Orthopedic Group, Inc	2,664
609,900		Hartalega Holdings BHD	1,316
1,907,614		HCA Holdings, Inc	134,525
548,293	*	Health Net, Inc	25,282
14,703	*	HealthEquity, Inc	269
390,021		Healthsouth Corp	14,392
71,077	*	HealthStream, Inc	1,707
106,445	*	Healthways, Inc	1,705
50,279	*	HeartWare International, Inc	3,903
112,727	*	Henry Schein, Inc	13,129
199,462		Hill-Rom Holdings, Inc	8,264
258,381	*,e	HMS Holdings Corp	4,870
11,400		Hogy Medical Co Ltd	604
2,971,701	*	Hologic, Inc	72,301
490,281		Humana, Inc	63,879
51,762	*	ICU Medical, Inc	3,322
150,712	*	Idexx Laboratories, Inc	17,758
3,045,900		IHH Healthcare BHD	4,717
5,976	*	Imprivata, Inc	93
146,779	*,e	IMS Health Holdings, Inc	3,844
14,892	*	Infinitt Healthcare Co Ltd	111
15,493	*,e	Inogen Inc	319
544,091	*,e	Insulet Corp	20,050
86,590	*	Integra LifeSciences Holdings Corp	4,298
126,618	*	Intuitive Surgical, Inc	58,475
120,503		Invacare Corp	1,423
142,246	*	Inverness Medical Innovations, Inc	5,516
17,276	*	Ion Beam Applications	303
56,195	*	IPC The Hospitalist Co, Inc	2,517
13,575	*	i-SENS Inc	731
342,000		Jeol Ltd	1,610
1,897,000	e	Jintian Pharmaceutical Group Ltd	789
24,718	*,e	K2M Group Holdings, Inc	357
231,084		Kindred Healthcare, Inc	4,483
71,311		Korian-Medica	2,692
809,900		Kossan Rubber Industries	1,094
1,416,173		KPJ Healthcare BHD	1,676
348,917	*	Laboratory Corp of America Holdings	35,502
28,985		Landauer, Inc	957
47,866	*,e	LDR Holding Corp	1,490
36,000	e	Leisureworld Senior Care Corp	431
52,447	*	LHC Group, Inc	1,217
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,649,085		Life Healthcare Group Holdings Pte Ltd	$10,443
80,786	*	LifePoint Hospitals, Inc	5,590
210,000	*,e	Lifetech Scientific Corp	335
132,821	*	Magellan Health Services, Inc	7,269
5,700		Mani, Inc	342
158,128		Masimo Corp	3,365
1,498,250		McKesson Corp	291,664
316,882	*	MedAssets, Inc	6,566
66,400	e	Medical Facilities Corp	940
7,679		Medicare Group	275
183,336		Mediceo Paltac Holdings Co Ltd	2,228
420,452		Mediclinic International Ltd	3,425
163,772	*	Medidata Solutions, Inc	7,253
42,588	*	Medipost Co Ltd	2,555
3,333,864		Medtronic, Inc	206,533
203,111	*	Merge Healthcare, Inc	447
129,669	e	Meridian Bioscience, Inc	2,294
158,844	*	Merit Medical Systems, Inc	1,887
38,000		Message Co Ltd	1,305
805,753		Metlifecare Ltd	2,893
162,500		Microlife Corp	383
533,000		Microport Scientific Corp	256
106,606		Miraca Holdings, Inc	4,412
92,342	*	Molina Healthcare, Inc	3,906
39,958	*	MWI Veterinary Supply, Inc	5,930
18,436		Nagaileben Co Ltd	358
26,300	*	Nakanishi, Inc	968
37,781	e	National Healthcare Corp	2,097
31,359	*	National Research Corp	408
217,662	*	Natus Medical, Inc	6,423
112,818	*	Neogen Corp	4,456
1,695,490		Network Healthcare Holdings Ltd	4,739
42,200		Nichii Gakkan Co	334
126,500		Nihon Kohden Corp	6,638
73,867		Nikkiso Co Ltd	814
264,000	e	Nipro Corp	2,193
192,249		Nobel Biocare Holding AG.	3,400
187,404	*	NuVasive, Inc	6,535
183,607	*	NxStage Medical, Inc	2,411
10,539	*	Ocular Therapeutix, Inc	158
252,319		Odontoprev S.A.	917
1,933,897	*	Olympus Corp	69,351
818,355		Omnicare, Inc	50,951
204,507	*	Omnicell, Inc	5,589
270,102	*	OraSure Technologies, Inc	1,950
90,159		Oriola-KD Oyj (B Shares)	268
101,314	e	Orpea	6,295
67,031	*	Orthofix International NV	2,075
11,545	*	Osstem Implant Co Ltd	464
226,883	e	Owens & Minor, Inc	7,428
39,518	*,e	Oxford Immunotec Global plc	603
46,377		Paramount Bed Holdings Co Ltd	1,330
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
91,497	e	Patterson Cos, Inc	$3,791
498,047	*	Pediatrix Medical Group, Inc	27,303
163,475		Pharmaniaga BHD	231
111,521	*	PharMerica Corp	2,724
110,000		Phoenix Healthcare Group Co Ltd	175
142,368		Phonak Holding AG.	22,684
46,968	*,e	PhotoMedex, Inc	291
148,000	*	Pihsiang Machinery Manufacturing Co Ltd	257
253,026	*	Premier, Inc	8,314
837,430		Primary Health Care Ltd	3,199
11,500		Profarma Distribuidora de Produtos Farmaceuticos S.A.	53
78,116	*	Providence Service Corp	3,779
306,400	*	PT Siloam International Hospitals Tbk	378
251,000	*	PW Medtech Group Ltd	133
225,308	*	Qualicorp S.A.	2,229
153,787		Quality Systems, Inc	2,118
278,296	e	Quest Diagnostics, Inc	16,887
85,229	*,e	Quidel Corp	2,290
206,362	*	RadNet, Inc	1,366
308,267	e	Raffles Medical Group Ltd	930
218,293		Ramsay Health Care Ltd	9,566
4,518,000		Religare Health Trust	3,365
286,477	e	Resmed, Inc	14,115
89,205		Rhoen Klinikum AG.	2,700
143,642	*,e	Rockwell Medical Technologies, Inc	1,313
210,506	*	RTI Biologics, Inc	1,006
929,718		Ryman Healthcare Ltd	5,665
12,045		Sartorius AG.	1,362
5,187	e	Sartorius Stedim Biotech	866
297,468		Selcuk Ecza Deposu Ticaret ve Sanayi AS	273
325,075		Select Medical Holdings Corp	3,911
2,042,994		Shandong Weigao Group Medical Polymer Co Ltd	2,015
2,026,562		Shanghai Pharmaceuticals Holding Co Ltd	4,954
139,681		Shenzhen Accord Pharmaceutical Co Ltd	725
3,014,854		Sigma Pharmaceuticals Ltd	2,081
1,109,247		Sinopharm Group Co	4,053
156,382	*	Sirona Dental Systems, Inc	11,991
131,427	*,e	Skilled Healthcare Group, Inc (Class A)	867
935,585		Smith & Nephew plc	15,738
209,600		So-net M3, Inc	3,361
507,648		Sonic Healthcare Ltd	7,790
324,129	*	Sorin S.p.A.	792
155,028	*,e	Spectranetics Corp	4,119
1,084,544		St. Jude Medical, Inc	65,214
50,000		St. Shine Optical Co Ltd	1,067
112,938	*	Staar Surgical Co	1,201
194,635		STERIS Corp	10,503
12,702		Stratec Biomedical Systems AG.	659
12,405		Straumann Holding AG.	2,803
854,994		Stryker Corp	69,041
18,169		Suheung Capsule Co Ltd	944
988,311	e	Summerset Group Holdings Ltd	2,189
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,280,400		Supermax Corp BHD	$859
48,276	*	Surgical Care Affiliates, Inc	1,290
75,593	*	SurModics, Inc	1,373
112,593		Suzuken Co Ltd	3,244
149,570	*	Symmetry Medical, Inc	1,509
81,482		Synergy Healthcare plc	1,933
334,800		Sysmex Corp	13,482
25,978	*,e	Tandem Diabetes Care, Inc	349
276,477	*	Team Health Holdings, Inc	16,033
13,985		Teleflex, Inc	1,469
194,226	*	Tenet Healthcare Corp	11,535
151,500		Terumo Corp	3,635
273,639	*	Thoratec Corp	7,314
80,500		Toho Pharmaceutical Co Ltd	1,540
8,700		Tokai Corp (GIFU)	267
899,300		Top Glove Corp BHD	1,357
131,222	*	Tornier BV	3,136
6,984,000	e	Town Health International Medical Group Ltd	1,196
99,158	*,e	TransEnterix, Inc	432
106,783	*,e	Triple-S Management Corp (Class B)	2,125
20,766	*,e	TriVascular Technologies, Inc	301
617,339	*,e	Trupanion, Inc	5,247
24,300		Tsuki Corp	242
307,476	*,e	Unilife Corp	706
240,298		United Drug plc	1,289
3,474,150		UnitedHealth Group, Inc	299,645
153,480	e	Universal American Corp	1,234
900,522		Universal Health Services, Inc (Class B)	94,105
55,736		US Physical Therapy, Inc	1,973
11,047		Utah Medical Products, Inc	539
7,930		Value Added Technologies Co Lt	187
137,007	*	Varian Medical Systems, Inc	10,977
52,023	*	Vascular Solutions, Inc	1,285
250,809	*	VCA Antech, Inc	9,864
72,925	*,e	Veeva Systems, Inc	2,054
20,577	*,e	Veracyte, Inc	201
655,600		Vibhavadi Medical Center PCL	337
230,805	e	Virtus Health Ltd	1,567
75,000	e	VITAL KSK Holdings, Inc	658
64,577	*	Vocera Communications, Inc	521
150,526	*	Volcano Corp	1,602
306,833	*	WellCare Health Plans, Inc	18,514
1,457,903		WellPoint, Inc	174,394
292,348		West Pharmaceutical Services, Inc	13,086
18,134	*	William Demant Holding	1,391
167,337	*	Wright Medical Group, Inc	5,070
97,790	*,e	Zeltiq Aesthetics, Inc	2,213
669,959		Zimmer Holdings, Inc	67,364
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,488,716

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
9,916		Able C&C Co Ltd	278
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
21,300		Aderans Co Ltd	$265
4,772		Amorepacific Corp	10,801
7,400	*	Artnature, Inc	201
2,183,710		Avon Products, Inc	27,515
34,171		Bajaj Corp Ltd	142
1,180,220		Beiersdorf AG.	98,196
9,350		Bioland Ltd	221
175,663	*	Central Garden and Pet Co (Class A)	1,412
703,000	e	China Child Care Corp Ltd	156
533,926		Church & Dwight Co, Inc	37,460
249,622	e	Clorox Co	23,974
2,158,821		Colgate-Palmolive Co	140,798
7,706	*	Cosmax, Inc	949
352,895	e	Coty, Inc	5,840
507,367		Dabur India Ltd	1,822
12,300		Dr Ci:Labo Co Ltd	402
113,200		DSG International Thailand PCL	30
94,798	*,e	Elizabeth Arden, Inc	1,587
247,135		Energizer Holdings, Inc	30,450
1,174,681		Estee Lauder Cos (Class A)	87,772
53,900	*,e	Euglena Co Ltd	673
198,800		Fancl Corp	2,440
62,792	e	Female Health Co	219
168,821		Godrej Consumer Products Ltd	2,696
107,000		Grape King Industrial Co	451
362,380	*	Harbinger Group, Inc	4,754
882,786		Hengan International Group Co Ltd	8,685
83,122		Henkel KGaA	7,751
392,980		Henkel KGaA (Preference)	39,122
365,709	e	Herbalife Ltd	16,000
1,131,171		Hindustan Lever Ltd	13,633
365,816		Hypermarcas S.A.	2,627
128,688	*,e	IGI Laboratories, Inc	1,199
8,386		Inter Parfums S.A.	216
104,137		Inter Parfums, Inc	2,864
330,508		Jyothy Laboratories Ltd	1,282
626,146		Kao Corp	24,434
240,100	*	Karex BHD	208
956,568		Kimberly-Clark Corp	102,898
2,429,637		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	5,735
25,300		Kobayashi Pharmaceutical Co Ltd	1,545
13,836		Korea Kolmar Co Ltd	818
8,390		Korea Kolmar Holdings Co Ltd	309
113,300		Kose Corp	4,821
16,467		LG Household & Health Care Ltd	7,902
597,000		Lion Corp	3,210
557,612		L’Oreal S.A.	88,434
58,079		Mandom Corp	2,003
47,279	*	Medifast, Inc	1,552
389,924	*	Microbio Co Ltd	358
10,400		Milbon Co Ltd	345
179,450		Natura Cosmeticos S.A.	2,711
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
45,204		Nature’s Sunshine Products, Inc	$670
14,400		Noevir Holdings Co Ltd	272
520,705	e	Nu Skin Enterprises, Inc (Class A)	23,447
31,037		Nutraceutical International Corp	649
4,733,000	e,m	NVC Lighting Holdings Ltd	809
17,043		Oil-Dri Corp of America	444
24,842	e	Orchids Paper Products Co	610
41,400	e	Oriflame Cosmetics S.A.	714
8,261		Pacific Corp	9,152
45,800		Pigeon Corp	2,595
22,700		Pola Orbis Holdings, Inc	891
9,439,250		Procter & Gamble Co	790,443
8,008,800		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	424
3,176,691		PT Unilever Indonesia Tbk	8,260
608,735		Reckitt Benckiser Group plc	52,630
40,011	*	Revlon, Inc (Class A)	1,268
2,150,000	e	Ruinian International Ltd	731
190,068	e	Shiseido Co Ltd	3,135
53,200		Spectrum Brands, Inc	4,816
924,784		Svenska Cellulosa AB (B Shares)	21,974
359,115		Uni-Charm Corp	8,185
19,260	*,e	USANA Health Sciences, Inc	1,419
466,000	e	Vinda International Holdings Ltd	702
68,814		WD-40 Co	4,677
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,761,083

INSURANCE - 4.2%
3,279,155		ACE Ltd	343,885
166,324		Admiral Group plc	3,449
409,921		Aegon NV	3,375
785,431		Aflac, Inc	45,751
221,005		Ageas	7,327
18,872,207		AIA Group Ltd	97,395
92,511		Aksigorta AS	110
10,498	*	Alleghany Corp	4,390
1,018,835		Allianz AG.	164,472
220,851		Allied World Assurance Co Holdings Ltd	8,136
4,224,405		Allstate Corp	259,252
75,268	*	Alm Brand AS	431
164,300	*,e	AMBAC Financial Group, Inc	3,631
267,581		American Equity Investment Life Holding Co	6,122
513,597		American Financial Group, Inc	29,732
4,919,091		American International Group, Inc	265,729
10,098		American National Insurance Co	1,135
69,191		Amerisafe, Inc	2,706
1,368,213		Amlin plc	9,600
3,727,550		AMP Ltd	17,779
93,800	e	Amtrust Financial Services, Inc	3,735
89,998		Anadolu Hayat Emeklilik AS	182
268,393	*	Anadolu Sigorta	164
566,412		Aon plc	49,657
26,318	e	April Group	527
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
183,180	*	Arch Capital Group Ltd	$10,024
95,809		Argo Group International Holdings Ltd	4,820
124,694		Arthur J. Gallagher & Co	5,656
254,375		Aspen Insurance Holdings Ltd	10,880
790,271		Assicurazioni Generali S.p.A.	16,570
214,758		Assurant, Inc	13,809
107,736		Assured Guaranty Ltd	2,387
33,278	*,e	Atlas Financial Holdings, Inc	461
5,196,139		Aviva plc	43,960
4,054,172		AXA S.A.	99,865
1,933,758		Axis Capital Holdings Ltd	91,525
4,146		Bajaj Finserv Ltd	76
35,825		Baldwin & Lyons, Inc (Class B)	885
102,692		Baloise Holding AG.	13,127
1,061,700		BB Seguridade Participacoes S.A.	13,967
1,076,131		Beazley plc	4,732
4,789,801	*	Berkshire Hathaway, Inc (Class B)	661,663
225,700		Brazil Insurance Participco	738
76,944		Brown & Brown, Inc	2,474
19,375,347		Cathay Financial Holding Co Ltd	31,492
912,529		Catlin Group Ltd	7,694
229,670		Chesnara plc	1,322
1,131,389	*	China Insurance International Holdings Co Ltd	2,453
10,584,124		China Life Insurance Co Ltd	29,419
3,060,982		China Life Insurance Co Ltd (Taiwan)	2,523
3,209,600		China Pacific Insurance Group Co Ltd	11,278
225,614		Chubb Corp	20,549
102,943		Cincinnati Financial Corp	4,843
165,336	*,e	Citizens, Inc (Class A)	1,068
22,930		Clal Insurance	389
4,277,241		ClearView Wealth Ltd	4,029
29,705		CNA Financial Corp	1,130
340,956		CNP Assurances	6,418
796,760		Conseco, Inc	13,513
969,787		Corp Mapfre S.A.	3,428
283,923		Cover-More Group Ltd	542
92,724		Crawford & Co (Class B)	765
2,479,100		Dai-ichi Mutual Life Insurance Co	36,826
96,123		Delta Lloyd NV	2,316
4,358,396		Direct Line Insurance Group plc	20,743
353,826		Discovery Holdings Ltd	3,076
27,633		Donegal Group, Inc (Class A)	424
46,216		Dongbu Insurance Co Ltd	2,600
55,930	*	eHealth, Inc	1,350
20,414		EMC Insurance Group, Inc	590
105,017		Employers Holdings, Inc	2,022
105,044		Endurance Specialty Holdings Ltd	5,796
34,653	*	Enstar Group Ltd	4,724
28,962		Erie Indemnity Co (Class A)	2,196
634,193		esure Group plc	2,368
27,974		Euler Hermes S.A.	2,986
261,789		Everest Re Group Ltd	42,412
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
15,646		Fairfax Financial Holdings Ltd	$7,010
23,230	e	FBD Holdings plc	430
40,324		FBL Financial Group, Inc (Class A)	1,802
55,325	e	Federated National Holding Co	1,554
50,193		Fidelity & Guaranty Life	1,072
389,044	e	First American Financial Corp	10,551
1,201,647		FNF Group	33,334
167,737		Fondiaria-Sai S.p.A	472
987,934	*	Genworth Financial, Inc (Class A)	12,942
1,069,720	e	Gjensidige Forsikring BA	22,627
525,950	e	Great-West Lifeco, Inc	15,126
102,702	*	Greenlight Capital Re Ltd (Class A)	3,329
41,698		Grupo Catalana Occidente S.A.	1,220
49,118	*	Hallmark Financial Services	506
139,702		Hannover Rueckversicherung AG.	11,275
110,619		Hanover Insurance Group, Inc	6,794
32,656	*	Hanwha Non-Life Insurance Co Ltd	181
110,790		Harel Insurance Investments & Finances Ltd	599
4,097,442		Hartford Financial Services Group, Inc	152,630
82,553		HCC Insurance Holdings, Inc	3,986
29,097	e	HCI Group, Inc	1,047
5,584		Helvetia Holding AG.	2,704
19,442	*,e	Heritage Insurance Holdings, Inc	293
965,126	*	Hilltop Holdings, Inc	19,351
446,916		Hiscox Ltd	4,564
176,845		Horace Mann Educators Corp	5,042
174,583		Hyundai Marine & Fire Insurance Co Ltd	4,811
30,048		Independence Holding Co	399
131,114		Industrial Alliance Insurance and Financial Services, Inc	5,429
51,749		Infinity Property & Casualty Corp	3,312
122,084		ING Canada, Inc	7,904
2,600,967		Insurance Australia Group Ltd	13,940
196,203		Jardine Lloyd Thompson Group plc	3,095
169,060	*	Just Retirement Group plc	359
15,132	e	Kansas City Life Insurance Co	671
181,324		Kemper Corp	6,192
455,611		Korea Life Insurance Co Ltd	3,064
97,224		Korean Reinsurance Co	1,040
184,280		Lancashire Holdings Ltd	1,912
19,180,338	e	Legal & General Group plc	70,973
267,055		Liberty Holdings Ltd	2,914
65,715		LIG Insurance Co Ltd	1,737
947,466		Lincoln National Corp	50,765
195,788		Loews Corp	8,157
32,167	*	Lotte Non-Life Insurance Co Ltd	91
219,296		Maiden Holdings Ltd	2,430
2,658,313		Manulife Financial Corp	51,127
9,131	*	Markel Corp	5,809
3,496,718		Marsh & McLennan Cos, Inc	183,018
206,758		MAX India Ltd	1,071
91,347	*	MBIA, Inc	839
186,622		Meadowbrook Insurance Group, Inc	1,092
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
226,973		Mediolanum S.p.A.	$1,603
45,210		Menorah Mivtachim Holdings Ltd	515
466,202	*	Mercuries Life Insurance Co Lt	273
17,969		Mercury General Corp	877
131,358		Meritz Fire & Marine Insurance Co Ltd	1,629
7,287,752		Metlife, Inc	391,498
1,115,563		Metropolitan Holdings Ltd	2,588
902,665		Migdal Insurance Holdings Ltd	1,319
2,065,588		Millea Holdings, Inc	64,090
659,391		Mitsui Sumitomo Insurance Group Holdings, Inc	14,383
142,433		Montpelier Re Holdings Ltd	4,428
220,307		Muenchener Rueckver AG.	43,459
149,661	e	National General Holdings Corp	2,528
24,441	e	National Interstate Corp	682
8,109		National Western Life Insurance Co (Class A)	2,003
44,594	*	Navigators Group, Inc	2,743
1,177,804		New China Life insurance Co Ltd	4,103
828,433		NKSJ Holdings, Inc	20,097
1,399,162		Old Mutual plc	4,104
290,020		Old Republic International Corp	4,142
98,103		OneBeacon Insurance Group Ltd (Class A)	1,512
340,517		PartnerRe Ltd	37,419
361,953	e	Partnership Assurance Group plc	616
9,688,805	e	People’s Insurance Co Group of China Ltd	3,950
20,995	*	Phoenix Cos, Inc	1,177
361,142		Phoenix Group Holdings	4,257
121,366		Phoenix Holdings Ltd	390
6,341,831		PICC Property & Casualty Co Ltd	11,249
2,878,700		Ping An Insurance Group Co of China Ltd	21,599
96,005		Platinum Underwriters Holdings Ltd	5,844
401,104		Porto Seguro S.A.	4,655
556,456	e	Power Corp Of Canada	15,442
465,302	e	Power Financial Corp	14,234
155,685		Powszechny Zaklad Ubezpieczen S.A.	22,579
197,910		Primerica, Inc	9,543
835,775		Principal Financial Group	43,853
108,208		ProAssurance Corp	4,769
1,103,555		Progressive Corp	27,898
93,586		Protective Life Corp	6,496
2,580,412		Prudential Financial, Inc	226,921
5,812,337		Prudential plc	129,216
56,756,000		PT Panin Insurance Tbk	3,051
90,703,700	*	PT Panin Life Tbk	2,067
66,254		Qatar Insurance Co SAQ	1,792
1,417,729		QBE Insurance Group Ltd	14,438
220,000		Qualitas Controladora SAB de C.V.	590
337,874		Reinsurance Group of America, Inc (Class A)	27,074
160,317		RenaissanceRe Holdings Ltd	16,030
630,997		Resolution Ltd	3,142
158,771		RLI Corp	6,873
697,172		RMI Holdings	2,187
244,216	*	RSA Insurance Group plc	1,918
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
52,895		Safety Insurance Group, Inc	$2,852
1,179,979		Sampo Oyj (A Shares)	57,054
84,617		Samsung Fire & Marine Insurance Co Ltd	22,648
73,595		Samsung Life Insurance Co Ltd	7,390
4,119,515		Sanlam Ltd	23,775
10,946	e	Schweizerische National-Versicherungs-Gesellschaft	954
335,300		SCOR	10,472
234,718		Selective Insurance Group, Inc	5,197
8,139,955		Shin Kong Financial Holding Co Ltd	2,467
265,000		Shinkong Insurance Co Ltd	209
89,007	e	Societa Cattolica di Assicurazioni SCRL	1,549
479,134		Sony Financial Holdings, Inc	7,750
646,733		St. James’s Place plc	7,627
27,245		Stancorp Financial Group, Inc	1,721
2,088,900		Standard Life plc	13,977
56,012		State Auto Financial Corp	1,149
459,615	e	Steadfast Group Ltd	602
80,045		Stewart Information Services Corp	2,349
446,675	*	Storebrand ASA	2,486
181,433		Sul America SA	1,128
771,508	e	Sun Life Financial, Inc	27,968
1,419,028		Suncorp-Metway Ltd	17,442
18,645		Swiss Life Holding	4,443
1,002,392		Swiss Re Ltd	79,773
113,700		Syarikat Takaful Malaysia BHD	430
274,476		Symetra Financial Corp	6,404
2,475,434		T&D Holdings, Inc	31,809
403,000		Taiwan Fire & Marine Insurance Co	303
501,409	*	Taiwan Life Insurance Co Ltd	324
2,372,288	*	Third Point Reinsurance Ltd	34,517
34,994		Tong Yang Life Insurance	380
93,076	*	Topdanmark AS	2,816
543,446		Torchmark Corp	28,460
739,692		Travelers Cos, Inc	69,487
35,282		TrygVesta AS	3,660
941,400		Tune Ins Holdings BHD	649
978,682		Unipol Gruppo Finanziario S.p.A	4,714
681,218		Unipol Gruppo Finanziario S.p.A (Priv)	3,064
274,182		Uniqa Versicherungen AG.	3,129
30,199	*	United America Indemnity Ltd	762
75,675		United Fire & Casualty Co	2,102
82,103		United Insurance Holdings Corp	1,232
95,325	e	Universal Insurance Holdings, Inc	1,233
702,140		UnumProvident Corp	24,140
170,805		Validus Holdings Ltd	6,685
56,742		Vittoria Assicurazioni S.p.A.	689
179,348		W.R. Berkley Corp	8,573
5,088		White Mountains Insurance Group Ltd	3,206
49,006		Wiener Staedtische Allgemeine Versicherung AG.	2,208
581		Willis Group Holdings plc	24
899,224		XL Capital Ltd	29,827
239,657		Zurich Financial Services AG.	71,323
		TOTAL INSURANCE	5,237,144
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
MATERIALS - 5.0%
104,885		A. Schulman, Inc	$3,793
549,177		Acerinox S.A.	8,435
883,083		ACHEM Technology Corp	571
187,000		Achilles Corp	262
50,000		Acron JSC (GDR)	157
57,167		Adana Cimento	120
82,300		ADEKA Corp	1,089
1,025,589		Adelaide Brighton Ltd	2,881
134,107	*	Advanced Emissions Solutions, Inc	2,852
25,106	*	Advanced Metallurgical Group NV	217
163,403		Aeci Ltd	1,734
13,474	*	AEP Industries, Inc	510
170,857		African Barrick Gold Ltd	606
239,487	*,e	African Minerals Ltd	67
163,870		African Oxygen Ltd	266
107,878		African Rainbow Minerals Ltd	1,366
326,734		Agnico-Eagle Mines Ltd	9,449
160,931	e	Agrium, Inc	14,306
297,000		Aichi Steel Corp	1,091
735,400	*,e	Ainsworth Lumber Co Ltd	1,779
107,090		Air Liquide	13,057
221,956		Air Products & Chemicals, Inc	28,894
114,422		Air Water, Inc	1,704
44,995		Airgas, Inc	4,979
14,343		AK Holdings, Inc	839
607,744	*,e	AK Steel Holding Corp	4,868
84,977		Akcansa Cimento AS	536
1,120,563		Akzo Nobel NV	76,670
199,970		Alamos Gold, Inc	1,594
926,212	e	Albemarle Corp	54,554
4,019,212		Alcoa, Inc	64,669
2,956,163		Alent plc	15,719
20,000		Alexandria Mineral Oils Co	224
238,242		Allegheny Technologies, Inc	8,839
375,153	*,e	Allied Nevada Gold Corp	1,242
870,600		Alpek SAB de C.V.	1,602
276,873	e	Altri SGPS S.A.	807
3,009,801	*	Alumina Ltd	4,458
5,173,171	*,e	Aluminum Corp of China Ltd	2,105
6,771	f	AMAG Austria Metall AG. (purchased 5/31/12, cost $160)	216
1,006,936		Ambuja Cements Ltd	3,473
2,766,805		Amcor Ltd	27,406
106,911	e	American Vanguard Corp	1,197
31,083		Ampco-Pittsburgh Corp	622
3,729,000		AMVIG Holdings Ltd	1,704
283,806		Anadolu Cam Sanayii AS	203
563,600		Anatolia Minerals Development Ltd	1,057
425,300		Anglo American plc (London)	9,485
63,024	*,e	Anglo Platinum Ltd	2,040
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
792,529	*	AngloGold Ashanti Ltd	$9,580
1,614,094	e	Anhui Conch Cement Co Ltd	5,151
2,154,580		Antofagasta plc	25,071
202,163	*,e	APERAM	6,310
25,612		Aptargroup, Inc	1,555
2,918,081	*	Aquarius Platinum Ltd	869
259,602		ArcelorMittal	3,552
153,000	*	Argonaut Gold, Inc	536
10,394	e	Arkema	696
25,874		Asahi Holdings, Inc	463
1,956,529		Asahi Kasei Corp	15,911
157,700	*	Asanko Gold, Inc	327
633,458		Ashland, Inc	65,943
1,291,000		Asia Cement China Holdings Corp	793
1,794		Asia Cement Co Ltd	185
3,717,635		Asia Cement Corp	4,748
74,574		Asia Plastic Recycling Holding Ltd	103
417,500		Asia Polymer	284
424,312		Asian Paints Ltd	4,315
28,156		Associated Cement Co Ltd	637
85,432		Assore Ltd	1,626
677,200		Atlas Consolidated Mining & Development	241
852,076	e	Atlas Iron Ltd	313
14,296	*	Auriga Industries (Class B)	742
157,055		Avery Dennison Corp	7,013
605,161		Axiall Corp	21,671
639,235	*	B2Gold Corp	1,301
147,916		Balchem Corp	8,368
433,065		Ball Corp	27,400
1,155,909		Barrick Gold Corp (Canada)	16,999
1,102,820		BASF AG.	100,596
6,839		BASF India Ltd	146
56,861		Baticim Bati Anadolu Cimento Sanayii AS	166
8,604		Bayer CropScience Ltd	336
7,021,949		BBMG Corp	4,862
101,475	e	BC Iron Ltd	143
724,479	*	Beadell Resources Ltd	256
96,311		Bekaert S.A.	3,209
36,930		Bemis Co, Inc	1,404
906,200		Bengang Steel Plates Co	342
137,643		Berger Paints India Ltd	842
7,325,178	*,a	Berry Plastics Group, Inc	184,887
4,969,142		BHP Billiton Ltd	146,458
5,996,421		BHP Billiton plc	165,865
444,131		Billerud AB	6,276
172,500	e	Bloomage Biotechnology Corp Ltd	295
554,831	*	BlueScope Steel Ltd	2,627
7,972	*	BNG Steel Co Ltd	166
177,147	*	Boise Cascade Co	5,339
451,643		Boliden AB	7,292
1,376,696		Boral Ltd	5,989
256,945		Borregaard ASA	1,476
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
47,043		Borusan Mannesmann Boru Sanayi	$133
213,250	*	Boryszew S.A.	437
235,567		Bradespar S.A.	1,725
180,596		Braskem S.A.	1,195
70,572		Brush Engineered Materials, Inc	2,164
1,223,172	e	Buzzi Unicem S.p.A.	16,629
39,238		Buzzi Unicem S.p.A. RSP	328
5,200	e	C Uyemura & Co Ltd	268
167,212		Cabot Corp	8,489
377,469		Caesarstone Sdot-Yam Ltd	19,508
181,018	*	Calgon Carbon Corp	3,508
89,900		Canam Group, Inc	855
180,900	e	Canexus Corp	743
269,368	*	Canfor Corp	6,032
80,400		Canfor Pulp Products, Inc	819
52,285		CAP S.A.	554
29,150		Capro Corp	88
340,911	*	Capstone Mining Corp	685
79,072		Carclo plc	160
26,659	e	Carpenter Technology Corp	1,204
138,652		Cascades, Inc	761
70,280	*,e	Castle (A.M.) & Co	600
84,000		CCL Industries	8,394
408,632		Celanese Corp (Series A)	23,913
196,294		Cementir S.p.A.	1,169
879,352		Cementos Argos S.A.	4,690
454,922	*	Cemex Latam Holdings S.A.	4,044
24,403,092	*,e	Cemex S.A. de C.V.	31,797
1,207,803	*,e	Cemex SAB de C.V. (ADR)	15,750
2,583,662		Centamin plc	2,561
506,300		Centerra Gold, Inc	2,269
192,765	*	Century Aluminum Co	5,006
1,555,000		Century Sunshine Ecological Technology Holdings Ltd	193
33,190		Century Textile & Industries Ltd	291
244,657		CF Industries Holdings, Inc	68,313
20,668		Chase Corp	643
370,502	*	Chemtura	8,644
1,528,560		Cheng Loong Corp	643
515,925		Chia Hsin Cement Corp	252
5,421,795		China BlueChemical Ltd	2,353
913,764		China General Plastics Corp	350
189,000		China Hi-ment Corp	446
941,000	*	China Manmade Fibers Corp	270
693,372		China Metal Products	724
3,613,200	*,e,m	China Metal Recycling Holdings Ltd	5
6,215,248	e	China National Building Material Co Ltd	5,633
2,704,000		China National Materials Co Ltd	623
2,456,078		China Petrochemical Development Corp	769
3,816,000	*,e	China Precious Metal Resources Holdings Co Ltd	452
1,422,000	*	China Rare Earth Holdings Ltd	187
7,846,058		China Resources Cement Holdings Ltd	5,368
1,743,000		China Sanjiang Fine Chemicals	900
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,182,200		China Shanshui Cement Group Ltd	$1,850
150,000		China Steel Chemical Corp	879
12,714,132		China Steel Corp	10,864
446,000		China Synthetic Rubber Corp	476
1,232,000		China Vanadium Titano-Magnetite Mining Co Ltd	130
496,000	*	Chongqing Iron & Steel Co Ltd	113
150,038		Christian Hansen Holding	5,792
50,000		Chugoku Marine Paints Ltd	376
1,127,328		Chun Yuan Steel	443
1,198,720	*	Chung Hung Steel Corp	307
169,950	*	Chung Hwa Pulp Corp	50
381,367		Cia de Minas Buenaventura S.A. (ADR) (Series B)	4,416
735,568		Cia Siderurgica Nacional S.A.	2,614
66,033		Ciech S.A.	824
168,718		Cimsa Cimento Sanayi Ve Tica	1,093
1,208,000	*	Citic Dameng Holdings	93
1,869,065		Clariant AG.	31,918
72,806	*	Clearwater Paper Corp	4,376
2,229,351	e	Cliffs Natural Resources, Inc	23,141
490,036	*,e	Coeur d’Alene Mines Corp	2,431
430,198		Commercial Metals Co	7,343
86,132	*,m	Companhia Vale do Rio Doce	0	^
244,600	e	Companhia Vale do Rio Doce (ADR)	2,693
157,864		Compass Minerals International, Inc	13,305
441,475	*	Constellium NV	10,865
98,812		Coromandel International Ltd	488
76,900	*,e	Corp Durango SAB de C.V.	148
3,437,000		CPMC Holdings Ltd	2,749
603,158	e	CRH plc	13,698
493		CRH plc (Ireland)	11
31,535		Croda International plc	1,046
103,700	*,e	Cronus Resources Ltd	269
1,904,001	*	Crown Holdings, Inc	84,766
1,745,961		CSR Ltd	5,087
25,040,000	*	CST Mining Group Ltd	139
134,765	*,e	Cudeco Ltd	183
747,096		Cytec Industries, Inc	35,330
1,298,200		D&L Industries Inc	376
895,689		Daicel Chemical Industries Ltd	9,693
42,530	e	Daido Steel Co Ltd	170
56,000		Daiken Corp	147
132,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	712
731,845		Dainippon Ink and Chemicals, Inc	1,645
244,872		Daio Paper Corp	2,078
64,000		Daiso Co Ltd	209
225,400	*	Danhua Chemical Technology Co Ltd	124
18,968		DC Chemical Co Ltd	2,334
34,142		Deltic Timber Corp	2,128
1,399,000		Denki Kagaku Kogyo KK	4,586
163,332	*	Detour Gold Corp	1,280
178,324	*	Dominion Diamond Corp	2,533
39,600		Domtar Corp	1,391
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
60,131		Dongkuk Steel Mill Co Ltd	$355
454,000		Dongpeng Holdings Co Ltd	174
18,026		Dongsung Finetec Co Ltd	155
4,609,000	e	Dongyue Group	1,726
5,280,683		Dow Chemical Co	276,919
345,000		Dowa Holdings Co Ltd	2,875
932,535		DS Smith plc	4,009
383,881		DSM NV	23,670
1,336,767		Du Pont (E.I.) de Nemours & Co	95,926
1,245,434		DuluxGroup Ltd	6,053
111,500	*,e	Dundee Precious Metals, Inc	443
49,087		Eagle Materials, Inc	4,999
12,700		Earth Chemical Co Ltd	463
216,445		Eastman Chemical Co	17,508
261,607		Ecolab, Inc	30,040
96,809		EID Parry India Ltd	359
325,114	*	El Ezz Steel Co	844
1,071,660		Eldorado Gold Corp	7,224
987,485		Elementis plc	4,070
2,411,302		Empresas CMPC S.A.	5,696
21,951		EMS-Chemie Holding AG.	9,083
292,538	*	Endeavour Mining Corp	175
234,400	*	Endeavour Silver Corp	1,026
21,405	e	Eramet	2,254
5,630,989		Eregli Demir ve Celik Fabrikalari TAS	10,459
9,772		Ess Dee Aluminium Ltd	64
1,578,990		Eternal Chemical Co Ltd	1,639
326,200		Eternit S.A.	525
95,300		Eucatex S.A. Industria e Comercio	154
33,492		Eugene Corp	110
430,602		Everlight Chemical Industrial Corp	412
159,707	*	Evolutec Group plc	389
492,587	e	Evolution Mining Ltd	298
368,755		Evonik Industries AG.	12,710
617,083		Evraz plc	1,294
97,750		Feng Hsin Iron & Steel Co	131
83,200		Ferbasa-Ferro Ligas DA Bahia	316
608,541		Ferrexpo plc	1,108
213,982	*	Ferro Corp	3,101
246,252	*	Fibria Celulose S.A.	2,700
2,102,933		Filtrona plc	27,101
116,700	*	First Majestic Silver Corp	910
718,170		First Quantum Minerals Ltd	13,864
1,695,411	e	Fletcher Building Ltd	11,621
164,900	*,e	Flotek Industries, Inc	4,299
349,755		FMC Corp	20,002
55,113	*	Foosung Co Ltd	153
4,044,400		Formosa Chemicals & Fibre Corp	9,349
5,215,088		Formosa Plastics Corp	12,360
459,000		Formosan Rubber Group, Inc	487
873,432		Formosan Union Chemical	398
10,929,142	e	Fortescue Metals Group Ltd	33,203
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
125,400	*	Fortuna Silver Mines, Inc	$506
2,488,451		Fosun International	2,987
24,200	e	FP Corp	676
209,059		Franco-Nevada Corp	10,261
2,278,039		Freeport-McMoRan Copper & Gold, Inc (Class B)	74,378
178,411	e	Fresnillo plc	2,188
37,559		Frutarom Industries Ltd	953
186,610		Fuchs Petrolub AG. (Preference)	7,054
2,344,200	e	Fufeng Group Ltd	1,159
20,952		Fuji Seal International, Inc	658
14,700		Fujimi, Inc	208
20,800		Fujimori Kogyo Co Ltd	624
1,484,000		Furukawa-Sky Aluminum Corp	5,648
2,515,800	e	Fushan International Energy Group Ltd	564
84,225		FutureFuel Corp	1,001
34,782,600	*	G J Steel PCL	86
14,545,600	*	G Steel PCL	81
221,170	*	Gabriel Resources Ltd	199
276,342		Gammon Gold, Inc	965
239,855	*	Gem Diamonds Ltd	747
2,708,802		Gerdau S.A. (Preference)	13,036
21,564		Givaudan S.A.	34,373
147,372		Glatfelter	3,235
687,600	*	Gleichen Resources Ltd	903
9,828,761		Glencore Xstrata plc	54,435
194,628		Globe Specialty Metals, Inc	3,540
473,192		Gloria Material Technology Corp	356
113,000		Godo Steel Ltd	166
104,783		Godrej Industries Ltd	521
779,831		Gold Fields Ltd	3,026
222,186	*,e	Gold Resource Corp	1,138
1,109,129		Goldcorp, Inc	25,571
7,998,418		Goldsun Development & Construction Co Ltd	2,827
3,591,000		Grand Pacific Petrochemical	1,625
2,865,391	*	Graphic Packaging Holding Co	35,617
605,755	*,m	Great Basin Gold Ltd	5
181,000		Great China Metal Industry	190
4,873,000	e	Greatview Aseptic Packaging Co	3,201
11,646		Greif, Inc (Class A)	510
47,780,560	*,e	G-Resources Group Ltd	1,211
705,153		Grupo Argos S.A.	7,905
169,324		Grupo Argos S.A.(Preference)	1,881
626,886		Grupo Empresarial Ence S.A.	1,403
9,093,430		Grupo Mexico S.A. de C.V. (Series B)	30,448
112,000	*,e	Grupo Simec SAB de C.V.	502
92,884		Gubre Fabrikalari TAS	160
41,351		Gujarat Flourochemicals	452
125,675		Gujarat State Fertilisers & Chemicals Ltd	233
3,179,452	*,e,m	Gunns Ltd	28
1,584	*,m	Gunns Ltd (Forest)	0	^
119,042	*	Guyana Goldfields, Inc	274
11,398	*	H&R WASAG AG.	99
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
159,678		H.B. Fuller Co	$6,339
23,210		Han Kuk Carbon Co Ltd	121
12,020		Hanil Cement Manufacturing	1,555
8,997		Hansol Chemical Co Ltd	250
38,392		Hansol Paper Co	398
115,389		Hanwha Chemical Corp	1,495
48,659		Hanwha Corp	1,355
410,146	*	Harmony Gold Mining Co Ltd	893
37,971		Hawkins, Inc	1,365
45,897		Haynes International, Inc	2,111
444,680	*	Headwaters, Inc	5,576
1,235,403	e	Hecla Mining Co	3,064
31,446		HeidelbergCement AG.	2,070
63,197		Hexpol AB (Series B)	5,032
514,721	e	Highland Gold Mining Ltd	430
1,249,448		Hindalco Industries Ltd	3,157
126,282		Hitachi Chemical Co Ltd	2,243
373,830		Hitachi Metals Ltd	6,738
707,837		Ho Tung Chemical Corp	234
182,228	*,e	Hochschild Mining plc	400
542,029	e	Hokuetsu Paper Mills Ltd	2,225
1,201,483		Holcim Ltd	87,410
49,349		Holmen AB (B Shares)	1,498
18,258		Honam Petrochemical Corp	2,425
2,126,000	*	Honbridge Holdings Ltd	381
182,527	*,e	Horsehead Holding Corp	3,017
2,759,000		Huabao International Holdings Ltd	2,127
219,800		Hubei Sanonda Co Ltd	273
24,634		Huchems Fine Chemical Corp	551
229,992		HudBay Minerals, Inc	1,965
198,899		Huhtamaki Oyj	5,447
1,646,000	*,e	Hunan Non-Ferrous Metal Ltd	562
444,960		Huntsman Corp	11,565
26,173		Hyosung Corp	1,874
54,698		Hyundai Hysco	4,037
155,020		Hyundai Steel Co	10,881
374,000		IAMGOLD Corp	1,035
29,900	e	Ihara Chemical Industry Co Ltd	273
304,562	e	Iluka Resources Ltd	2,095
51,574		Imerys S.A.	3,802
543,920		Impala Platinum Holdings Ltd	4,185
61,500	*	Imperial Metals Corp	477
2,186,157		Incitec Pivot Ltd	5,179
231,646		Independence Group NL	821
186,337		India Cements Ltd	338
1,252,178		Indorama Ventures PCL (Foreign)	985
167,900	*,e	Industrias CH SAB de C.V.	909
144,400	e	Industrias Penoles S.A. de C.V.	3,302
721,570	m	Inner Mongolia Eerduosi Resourses Co Ltd	579
101,205		Innophos Holdings, Inc	5,575
107,451		Innospec, Inc	3,857
180,000	*	Interfor Corp	2,596
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
250,652		International Flavors & Fragrances, Inc	$24,033
521,654		International Paper Co	24,904
165,605	e	Intertape Polymer Group, Inc	2,406
209,980	e	Intrepid Potash, Inc	3,244
1,354,000	*	IRC Ltd	106
441,000	*	Ishihara Sangyo Kaisha Ltd	362
552,852		Israel Chemicals Ltd	3,971
855	*	Israel Corp Ltd	481
5,220		ISU Chemical Co Ltd	53
191,622		Italcementi S.p.A.	1,224
13,362		Italmobiliare S.p.A.	430
36,235		Italmobiliare S.p.A. RSP	709
499,300	*	Ivanhoe Mines Ltd	508
112,772	*	Izmir Demir Celik Sanayi AS	140
539,580		James Hardie Industries NV	5,645
33,000	e	Japan Pile Corp	284
33,121		Jastrzebska Spolka Weglowa S.A.	321
70,500		Jaya Tiasa Holdings BHD	46
460,111		JFE Holdings, Inc	9,191
6,253,230		Jiangxi Copper Co Ltd	10,285
97,784		Jindal Saw Ltd	127
395,601		Jindal Steel & Power Ltd	1,103
153,000	*	Jinshan Gold Mines, Inc	437
398,265		Johnson Matthey plc	18,781
15,100		JSP Corp	262
259,555		JSR Corp	4,530
104,174		JSW Steel Ltd	1,944
68,040	e	K&S AG.	1,919
67,801		Kaiser Aluminum Corp	5,168
214,216		Kaneka Corp	1,200
322,424		Kansai Paint Co Ltd	4,821
356,658		Kapstone Paper and Packaging Corp	9,976
56,654	*	Kardemir Karabuk Demir Celik S	61
154,680	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	180
774,175	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	708
484		Kartonsan Karton Sanayi	45
281,081	*,e	Kazakhmys plc	1,200
100,247	e	Kemira Oyj	1,319
294,573		KGHM Polska Miedz S.A.	11,220
318,000		Kian Joo Can Factory BHD	289
1,646,401	*	Kinross Gold Corp	5,469
9,871		KISCO Corp	302
5,591		KISWIRE Ltd	263
511,568		Klabin S.A.	2,475
75,900		Klabin S.A. (Preference)	73
35,559	e	KMG Chemicals, Inc	579
24,000		Koatsu Gas Kogyo Co Ltd	130
13,269,680		Kobe Steel Ltd	21,550
34,734		Kolon Corp	763
58,264		Kolon Industries, Inc	3,219
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
36,300		Konishi Co Ltd	$651
784		Konya Cimento Sanayii	82
105,323		Koppers Holdings, Inc	3,493
13,299		Korea Kumho Petrochemical	882
20,109		Korea Petrochemical Ind Co Ltd	1,367
13,956		Korea Zinc Co Ltd	5,145
165,358		Koza Altin Isletmeleri AS	1,232
187,725	*	Koza Anadolu Metal Madencilik Isletmeleri AS	147
3,725		KPX Chemical Co Ltd	209
121,149	*	Kraton Polymers LLC	2,158
111,776	e	Kronos Worldwide, Inc	1,540
13,623		Kukdo Chemical Co Ltd	610
155,734	e	Kumba Iron Ore Ltd	3,668
42,000		Kumiai Chemical Industry Co Ltd	257
81,585		Kuraray Co Ltd	958
474,000		Kureha CORP	2,336
399,000		Kurimoto Ltd	869
15,100		Kyoei Steel Ltd	281
181,500	e	Labrador Iron Ore Royalty Corp	3,541
855,420		Lafarge Malayan Cement BHD	2,686
206,642		Lafarge S.A.	14,871
97,773	*	Landec Corp	1,198
889,544		Lanxess AG.	49,104
376,000		Lee & Man Holding Ltd	224
7,341,338		Lee & Man Paper Manufacturing Ltd	3,730
218,448		LEE Chang Yung Chem IND Corp	120
7,908	e	Lenzing AG.	489
76,086		LG Chem Ltd	18,417
10,472		LG Chem Ltd (Preference)	1,629
348,112		Linde AG.	66,632
10,459		Linde India Ltd	65
52,400		Lintec Corp	1,108
178,000		Lion Industries Corp BHD	35
19,557		Lock & Lock Co Ltd	223
1,473,901		Long Chen Paper Co Ltd	768
452,290	*,e	Lonmin plc	1,356
5,235,962	*,e	Louisiana-Pacific Corp	71,157
71,457	*	LSB Industries, Inc	2,552
476,000		Luks Group Vietnam Holdings Ltd	125
522,981	*	Lundin Mining Corp	2,582
2,530,962	*,e	Lynas Corp Ltd	176
2,136,874		LyondellBasell Industries AF S.C.A	232,193
79,808		Madras Cements Ltd	416
189,569	*	MAG. Silver Corp	1,410
212,000		Magnesita Refratarios S.A.	273
24,410		Maharashtra Seamless Ltd	126
184,412		Major Drilling Group International	1,087
109,665		Mardin Cimento Sanayii	232
35,037	*,e	Marrone Bio Innovations, Inc	93
164,598		Martin Marietta Materials, Inc	21,223
29,824		Maruichi Steel Tube Ltd	732
2,946,333		Masisa S.A.	118
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
18,900		Mayr-Melnhof Karton AG.	$2,008
272,866		MeadWestvaco Corp	11,171
24	*	Mechel Steel Group OAO (ADR)	0	^
190,109	*	Medusa Mining Ltd	138
2,136,119		Merafe Resources Ltd	227
549,742	*	Metals X Ltd	108
651,352		Metalurgica Gerdau S.A.	3,765
327,554	e	Methanex Corp	21,865
1,120,000	e	Methanex Corp (New)	74,816
1,632,984	e	Mexichem SAB de C.V.	6,806
1,086,000	e	Midas Holdings Ltd	281
688,822	*,e	Minera Frisco SAB de C.V.	1,265
118,354		Minerals Technologies, Inc	7,304
5,088,000	e	Minmetals Resources Ltd	1,779
1,637,506		Mitsubishi Chemical Holdings Corp	8,061
321,158		Mitsubishi Gas Chemical Co, Inc	2,048
2,632,060		Mitsubishi Materials Corp	8,516
400,000	*	Mitsubishi Paper Mills Ltd	324
421,000		Mitsubishi Steel Manufacturing Co Ltd	936
701,402	e	Mitsui Chemicals, Inc	1,952
922,000		Mitsui Mining & Smelting Co Ltd	2,455
202,990	*	Mittal Steel South Africa Ltd	669
1,541,743		MMC Norilsk Nickel (ADR)	28,648
43,765		MOIL Ltd	203
645,955	*,e	Molycorp, Inc	769
212,443		Mondi Ltd	3,477
1,041,137		Mondi plc	16,979
1,625,794		Monsanto Co	182,918
22,570		Moorim P&P Co Ltd	103
138,058		Mosaic Co	6,131
735,481		Mount Gibson Iron Ltd	350
206,839		Mpact Ltd	623
378,121		M-real Oyj (B Shares)	1,677
131,074		Myers Industries, Inc	2,312
120,158	*	Mytilineos Holdings S.A.	937
531,194	*,m	Nagarjuna Fertilizers & Chemicals	68
187,000	*	Nakayama Steel Works Ltd	145
119,519		Namhae Chemical Corp	928
634,951		Nampak Ltd	2,315
5,950,813		Nan Ya Plastics Corp	13,027
651,474		Nantex Industry Co Ltd	354
84,381		Neenah Paper, Inc	4,513
35,700		Neturen Co Ltd	264
198,000	e	Nevsun Resources Ltd	716
703,386	*	New Gold, Inc	3,561
1,448,486	*	Newcrest Mining Ltd	13,312
55,025		NewMarket Corp	20,966
937,130		Newmont Mining Corp	21,601
1,566,050		Nickel Asia Corp	1,561
121,500		Nihon Nohyaku Co Ltd	1,192
51,074		Nihon Parkerizing Co Ltd	1,168
2,442,584	e	Nine Dragons Paper Holdings Ltd	1,755
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
98,900		Nippon Denko Co Ltd	$246
165,800		Nippon Kayaku Co Ltd	2,028
2,141,900		Nippon Light Metal Holdings Co Ltd	3,086
499,000	e	Nippon Paint Co Ltd	11,256
477,400	e	Nippon Paper Industries Co Ltd	7,148
228,000		Nippon Shokubai Co Ltd	2,542
123,000		Nippon Soda Co Ltd	629
5,790,170		Nippon Steel Corp	15,032
47,810		Nippon Synthetic Chemical Industry Co Ltd	345
140,000		Nippon Valqua Industries Ltd	404
127,000	*,e	Nippon Yakin Kogyo Co Ltd	322
127,800		Nissan Chemical Industries Ltd	2,268
367,700	e	Nisshin Steel Holdings Co Ltd	3,342
48,000		Nittetsu Mining Co Ltd	196
294,096		Nitto Denko Corp	16,104
138,921		NOF Corp	867
237,876		Noranda Aluminium Holding Corp	1,075
332,184	e	Norbord, Inc	6,810
33,475	e	Norddeutsche Affinerie AG.	1,649
3,758,372		Norsk Hydro ASA	21,012
13,010,000	*,e	North Mining Shares Co Ltd	633
469,483	*	Northam Platinum Ltd	1,532
1,026,024		Northern Star Resources Ltd	1,119
329,582	*	Novagold Resources, Inc	995
1,369		Novolipetsk Steel (GDR)	20
571,645		Novozymes AS	24,738
824,731		Nucor Corp	44,766
1,076,379		Nufarm Ltd	4,640
422,823		Nuplex Industries Ltd	1,015
286,962	e	Nyrstar	877
86,450	*,m	Nyrstar (Strip VVPR)	0	^
187,000	*	Ocean Plastics Co Ltd	240
874,700	*	OceanaGold Corp	1,804
769,259		OJI Paper Co Ltd	2,912
121,000		Okamoto Industries, Inc	459
285,897	e	Olin Corp	7,219
35,486		Olympic Steel, Inc	730
127,490		OM Group, Inc	3,308
88,928		Omnia Holdings Ltd	1,816
139,997	*	Omnova Solutions, Inc	752
15,961,780	e	OneSteel Ltd	5,087
565,242		Orica Ltd	9,329
668,600		Oriental Union Chemical Corp	567
1,402,638		Orora Ltd	2,011
12,600		Osaka Steel Co Ltd	245
49,630	*	Osisko Gold Royalties Ltd	628
191,096	*,e	Outokumpu Oyj	1,324
232,000		Overseas Chinese Town Asia Holdings Ltd	76
352,566	*	Owens-Illinois, Inc	9,184
301,290		Oxiana Ltd	1,022
136,507		Pacific Metals Co Ltd	476
12,400		Pack Corp	260
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,077,757		Packaging Corp of America	$68,782
175,189		Pact Group Holdings Ltd	606
3,145,252		Pan African Resources plc	599
196,100		Pan American Silver Corp	2,155
504,805		Pan Australian Resources Ltd	860
121,470		Papeles y Cartones de Europa S.A.	697
279,684	*,m	Papillon Resources Ltd	376
211,000	*	Paranapanema S.A.	182
1,059,319		Park Elektrik Madencilik Sanayi Ve Ticaret AS	1,819
188,778	*,e	Peter Hambro Mining plc	67
417,322	*	Petra Diamonds Ltd	1,287
3,579,900		Petronas Chemicals Group BHD	6,810
79,643		PI Industries Ltd	583
264,041	*,m	Pike River Coal Ltd	0	^
194,212	*	Platform Specialty Products Corp	4,859
309,906		PolyOne Corp	11,026
8,233		Poongsan	367
34,459		Poongsan Corp	964
407,921		Portucel Empresa Produtora de Pasta e Papel S.A.	1,623
134,612		POSCO	41,406
23,187		POSCO M-Tech Co Ltd	71
6,286		POSCO Refractories & Environment Co Ltd	857
1,718,685	e	Potash Corp of Saskatchewan	59,512
1,022,818		PPC Ltd	2,676
885,747		PPG Industries, Inc	174,262
225,278		Praxair, Inc	29,061
510,400	*,e	Premier Gold Mines Ltd	1,203
191,500		Press Metal BHD	365
91,600	*	Pretium Resources, Inc	478
158,400	*	Primero Mining Corp	771
3,578,600		PT Aneka Tambang Tbk	325
4,800,100	*	PT Indah Kiat Pulp and Paper Corp Tbk	415
1,644,520		PT Indocement Tunggal Prakarsa Tbk	2,916
7,480,000	*	PT Krakatau Steel Tbk	300
3,564,300		PT Semen Gresik Persero Tbk	4,503
3,394,457		PT Timah Tbk	341
10,900,200		PT Vale Indonesia Tbk	3,344
5,611,426		PTT Global Chemical PCL (Foreign)	10,540
11,174		Qatar National Cement Co	430
33,088		Qatari Investors Group	531
43,799		Quaker Chemical Corp	3,140
424,638	*,e	Qualipak International Holdings Ltd	343
34,412		Rallis India Ltd	126
198,709		Randgold Resources Ltd	13,471
142,027	e	Rayonier Advanced Materials, Inc	4,674
367,492	e	Regis Resources Ltd	498
226,232		Reliance Steel & Aluminum Co	15,474
201,767	e	Rengo Co Ltd	906
676,918		Rentech, Inc	1,158
240,044	*,e	Resolute Forest Products	3,754
617,833	*	Resolute Mining Ltd	239
152,814		Rexam plc	1,215
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
46,243		RHI AG.	$1,275
282,864	*	Rio Alto Mining Ltd	685
329,273		Rio Tinto Ltd	17,147
1,321,320		Rio Tinto plc	64,744
62,619		Rock-Tenn Co (Class A)	2,979
461,786		Rockwood Holdings, Inc	35,304
650,200	*	Romarco Minerals, Inc	424
71,000		Rotam Global Agrosciences Ltd	137
82,039	*	Royal Bafokeng Platinum Ltd	441
113,082		Royal Gold, Inc	7,344
420,600		RPC Group plc	3,804
411,817		RPM International, Inc	18,853
113,428	*	RTI International Metals, Inc	2,797
341,100	*,e	Rubicon Minerals Corp	463
23,867	*	Ryerson Holding Corp	306
22,836		Sa des Ciments Vicat	1,479
190,000		Sakai Chemical Industry Co Ltd	613
82,000		Sakata INX Corp	819
38,782		Salzgitter AG.	1,331
2,833		Sam Kwang Glass Ind Co Ltd	186
19,962		Samsung Fine Chemicals Co Ltd	722
343,031		San Fang Chemical Industry Co Ltd	334
92,713		Sandfire Resources NL	473
116,500	*,e	Sandstorm Gold Ltd	499
135,000		Sanyo Chemical Industries Ltd	830
307,000	*	Sanyo Special Steel Co Ltd	1,134
561,062	*,e	Sappi Ltd	2,201
277,771		Satipel Industrial S.A.	1,026
1,998,088	*	Schmolz + Bickenbach AG.	2,565
93,120		Schnitzer Steel Industries, Inc (Class A)	2,240
162,390		Schweitzer-Mauduit International, Inc	6,708
76,000		Scientex BHD	172
150,949		Scotts Miracle-Gro Co (Class A)	8,302
35,100	*	Seabridge Gold, Inc	283
60,895		Seah Besteel Corp	2,179
1,699		SeAH Holdings Corp	288
14,040		SeAH Steel Corp	1,227
3,129,549		Sealed Air Corp	109,159
1,636,000		Sekisui Plastics Co Ltd	4,555
289,120		SEMAFO, Inc	1,017
132,754		Semapa-Sociedade de Investimento e Gestao	1,626
128,086	*,e	Senomyx, Inc	1,050
179,157		Sensient Technologies Corp	9,379
2,370,862		Sesa Sterlite Ltd	10,402
286,594		Severstal (GDR)	2,843
1,753,000		Shandong Chenming Paper Holdings Ltd	844
1,208,050		Shandong Chenming Paper Holdings Ltd (Class B)	613
155,400		Shanghai Chlor-Alkali Chemical Co Ltd	77
246,300		Shanghai Yaohua Pilkington Glass Co Ltd	161
399,000		Sheng Yu Steel Co Ltd	287
863,600	e	Sherritt International Corp	2,390
422,216		Sherwin-Williams Co	92,461
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
233,000	*	Shihlin Paper Corp	$325
31,000		Shikoku Chemicals Corp	212
14,067	*	Shine Co Ltd	107
519,812		Shin-Etsu Chemical Co Ltd	34,058
93,100		Shin-Etsu Polymer Co Ltd	493
2,513,032		Shinkong Synthetic Fibers Corp	900
151,684		Shiny Chemical Industrial Co Ltd	231
6,362,000	*,e	Shougang Concord International Enterprises Co Ltd	278
1,517,000		Showa Denko KK	1,991
14,755		Shree Cement Ltd	2,005
5,800		Siam Cement PCL	80
480,600		Siam Cement PCL (Foreign)	6,659
1,745,588		Sibanye Gold Ltd	3,748
219,442		Sigma-Aldrich Corp	29,846
1,131,000	*,m	Sijia Group Co	1
2,788		Sika AG.	9,640
132,519		Silgan Holdings, Inc	6,228
80,142	*,e	Silver Standard Resources, Inc	489
295,551		Silver Wheaton Corp	5,895
296,277	e	Silvercorp Metals, Inc	471
258,827	*,e	Sims Group Ltd	2,539
2,688,000	e	Sinochem Hong Kong Holding Ltd	381
1,664,000		Sinon Corp	952
4,416,798		Sinopec Shanghai Petrochemical Co Ltd	1,459
627,155	*	Sirius Resources NL	1,696
31,326		SK Chemicals Co Ltd	1,787
89,727		SKC Co Ltd	2,680
662,555		Smurfit Kappa Group plc	14,482
106,520		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,765
7,098		SODIFF Advanced Materials Co Ltd	343
370,478		Solar Applied Materials Technology Co	317
12,835		Solvay S.A.	1,971
15,770		Songwon Industrial Co Ltd	96
96,722		Sonoco Products Co	3,800
265,904		South Valley Cement	316
330,000		Southeast Cement Co Ltd	182
2,279,483	e	Southern Copper Corp (NY)	67,587
46,741	*,e	SSAB AB (A Shares)	401
119,321	*	SSAB AB (B Shares)	891
201,966	e	Ssab Svenskt Stal AB (Series A)	1,726
159,420		Ssab Svenskt Stal AB (Series B)	1,188
22,790	*	Ssangyong Cement Industrial Co Ltd	223
1,438,912		Steel Dynamics, Inc	32,534
76,870		Stepan Co	3,411
369,035	*	Stillwater Mining Co	5,547
5,253		STO AG.	941
2,086,398		Stora Enso Oyj (R Shares)	17,310
1,204,221		Sumitomo Bakelite Co Ltd	4,723
1,165,329		Sumitomo Chemical Co Ltd	4,162
1,647,618		Sumitomo Metal Mining Co Ltd	23,188
609,193		Sumitomo Osaka Cement Co Ltd	2,000
40,000		Sumitomo Seika Chemicals Co Ltd	229
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
31,312	e	Sumitomo Titanium Corp	$705
228,787	*	SunCoke Energy, Inc	5,136
3,011,979	*,e	Sundance Resources Ltd	174
4,450,000	*,e	Superb Summit International Group Ltd	923
47,351		Supreme Industries Ltd	500
323,256		Suzano Papel e Celulose S.A.	1,299
155,941		Symrise AG.	8,284
50,794		Syngenta AG.	16,084
1,386,478		Synthos S.A.	1,918
104,864	*,e	Syrah Resources Ltd	402
261,100		Ta Ann Holdings BHD	313
693,320		TA Chen Stainless Pipe	425
771		Taekwang Industrial Co Ltd	972
183,143	*	Tahoe Resources, Inc	3,718
87,500	*	Tahoe Resources, Inc (Toronto)	1,781
2,789,916	e	Taiheiyo Cement Corp	10,522
8,997,988		Taiwan Cement Corp	13,392
910,960		Taiwan Fertilizer Co Ltd	1,505
239,345		Taiwan Hon Chuan Enterprise Co Ltd	441
163,000		Taiwan Prosperity Chemical Corp	127
2,367,729		Taiwan Styrene Monomer	1,034
16,400		Taiyo Ink Manufacturing Co Ltd	523
341,464	e	Taiyo Nippon Sanso Corp	3,015
68,000		Takasago International Corp	322
111,000		Takiron Co Ltd	557
87,797	*	Taminco Corp	2,292
96,854	*,e	Tanzanian Royalty Exploration Corp	202
269,759	*	Taseko Mines Ltd	458
1,409,577		Tata Steel Ltd	10,440
1,200,000		TCC International Holdings Ltd	470
9,294		Technosemichem Co Ltd	227
539,904		Teck Cominco Ltd	10,225
7,083,713		Teijin Ltd	17,116
26,894		Ten Cate NV	661
33,100		Tenma Corp	482
23,657		Tessenderlo Chemie NV	651
132,281	*	Thompson Creek Metals Co, Inc (Toronto)	292
186,275		Thye Ming Industrial Co Ltd	215
537,080	*	ThyssenKrupp AG.	14,022
4,326,000	e	Tiangong International Co Ltd	1,009
666,795	*	Tiger Resources Ltd	145
160,186		TimkenSteel Corp	7,447
558,636	*	Timmins Gold Corp	703
50,950		Titan Cement Co S.A.	1,276
237,000		Toagosei Co Ltd	978
30,800	*,e	Toho Titanium Co Ltd	211
239,000		Toho Zinc Co Ltd	910
635,000		Tokai Carbon Co Ltd	1,759
1,718,000	e	Tokuyama Corp	5,663
89,800		Tokyo Ohka Kogyo Co Ltd	2,377
108,796	*	Tokyo Rope Manufacturing Co Ltd	173
97,300	e	Tokyo Steel Manufacturing Co Ltd	514
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
751,750		Ton Yi Industrial Corp	$507
174,000		Topy Industries Ltd	343
450,121		Toray Industries, Inc	2,976
589,005		Tosoh Corp	2,390
432,000		Toyo Ink Manufacturing Co Ltd	2,018
113,000		Toyo Kohan Co Ltd	612
120,350		Toyo Seikan Kaisha Ltd	1,492
1,654,676		Toyobo Co Ltd	2,400
785,200		TPI Polene PCL	461
70,472	*	Trecora Resources	872
91,948		Tredegar Corp	1,693
163,773	*,e	Trinseo S.A.	2,576
222,929	e	Tronox Ltd	5,807
642,145		TSRC Corp	769
314,538		Tubacex S.A.	1,566
75,551		Tubos Reunidos S.A.	238
1,648,900		Tung Ho Steel Enterprise Corp	1,335
1,084,281	*	Turquoise Hill Resources Ltd	4,076
3,825,647		UBE Industries Ltd	6,101
21,607	*,e	UFP Technologies, Inc	475
58,556		Ultra Tech Cement Ltd	2,490
20,363		Umicore	888
11,593		Unid Co Ltd	648
90,000		United Phosphorus Ltd	494
10,402	e	United States Lime & Minerals, Inc	605
1,340,696	e	United States Steel Corp	52,515
410,040		Universal Cement Corp	359
25,708	*	Universal Stainless & Alloy	678
857,532		UPC Technology Corp	322
1,660,545		UPM-Kymmene Oyj	23,605
295,391		Uralkali (GDR)	5,224
41,759	*,e	US Concrete, Inc	1,092
638,071	e	US Silica Holdings Inc	39,886
805,870		USI Corp	398
868,682	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	2,261
1,659,745		Vale S.A.	18,206
2,254,776		Vale S.A. (Preference)	21,905
49,644		Valspar Corp	3,921
92,836	e	Vedanta Resources plc	1,496
214		Vetropack Holding AG.	356
181,809		Victrex plc	4,718
84,428	*,e	Viohalco S.A.	355
473,300		Voestalpine AG.	18,690
87,052		Vulcan Materials Co	5,243
145,217	e	Wacker Chemie AG.	17,492
2,446,191	e	Walter Energy, Inc	5,724
134,118	e	Wausau Paper Corp	1,064
2,942,000	e	West China Cement Ltd	280
366,574	e	West Fraser Timber Co Ltd	17,920
1,113,013	e	Western Areas NL	4,199
287,718	*,e,m	Western Desert Resources Ltd	3
804,800		Western Forest Products, Inc	1,610
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
301,164	e	Westlake Chemical Corp	$26,078
3,744	*	WHX Corp	98
252,987	*	Worthington Industries, Inc	9,416
471,748	*	WR Grace & Co	42,901
1,005,000	*,e	Xinjiang Xinxin Mining Industry Co Ltd	203
1,269,299	e	Yamana Gold, Inc	7,616
7,812		Yamato Kogyo Co Ltd	261
333,111		Yara International ASA	16,726
40,391		Yeong Guan Energy Technology Group Co Ltd	192
1,361,000		Yeun Chyang Industrial Co Ltd	1,157
1,281,803		Yieh Phui Enterprise	389
1,736,270		Yingde Gases	1,647
582,000		Yip’s Chemical Holdings Ltd	398
107,000		Yodogawa Steel Works Ltd	438
25,860		Youlchon Chemical Co Ltd	325
986,500		Youyuan International Holdings Ltd	193
1,514,285		Yuen Foong Yu Paper Manufacturing Co Ltd	657
353,832		Yule Catto & Co plc	1,214
175,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	501
51,436		Zaklady Azotowe w Tarnowie-Moscicach S.A.	963
51,242		Zaklady Chemiczne Police S.A.	364
330,512		Zeon Corp	3,378
80,238		Zep, Inc	1,125
25,297		Zignago Vetro S.p.A.	172
23,238,220	e	Zijin Mining Group Co Ltd	5,653
		TOTAL MATERIALS	6,261,609

MEDIA - 3.3%
1,707,600		ABS-CBN Holdings Corp (ADR)	1,667
17,600	*,e	Adways, Inc	224
70,237	e	AH Belo Corp (Class A)	749
201,660		Aimia, Inc	3,059
73,767	*	Altice S.A.	3,907
131,601		AMC Entertainment Holdings, Inc	3,026
646,729	*	AMC Networks, Inc	37,782
66,882		Antena 3 de Television S.A.	1,015
2,004,729	*	APN News & Media Ltd	1,432
170,172	*	Arnoldo Mondadori Editore S.p.A.	174
109,800		Asatsu-DK, Inc	2,754
2,894,045		Astro Malaysia Holdings BHD	2,952
37,759	e	Avex Group Holdings, Inc	572
101,165		Axel Springer AG.	5,554
1,157,023		BEC World PCL (Foreign)	1,675
88,518	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	86
239,093		Borussia Dortmund GmbH & Co KGaA	1,348
12,846,490		British Sky Broadcasting plc	183,231
126,718	e	Cablevision Systems Corp (Class A)	2,219
39,529		Cairo Communication S.p.A.	277
107,709	*	Carmike Cinemas, Inc	3,337
1,199,851		CBS Corp (Class B)	64,192
534,097		CBS Outdoor Americas, Inc	15,991
78,647	*	Central European Media Enterprises Ltd (Class A)	180
250,045	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	563
248,754	*	Charter Communications, Inc	37,654
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
87,098	*	Cheil Communications, Inc	$1,843
112,547		Chime Communications plc	533
249,711	*,e	Cinedigm Corp	387
229,477		Cinemark Holdings, Inc	7,811
91,469	e	Cineplex Galaxy Income Fund	3,384
196,396		Cineworld Group plc	1,038
385,000	*	City Telecom (HK) Ltd	115
13,451		CJ CGV Co Ltd	681
20,355	*	CJ E&M Corp	822
25,346		CJ Hellovision Co Ltd	313
15,408		Clear Channel Outdoor Holdings, Inc (Class A)	104
49,782		Cogeco Cable, Inc	2,544
13,552,874	e	Comcast Corp (Class A)	728,874
1,672	e	Comcast Corp (Special Class A)	89
12,700	*,e	COOKPAD, Inc	408
169,511	*,e	Corus Entertainment, Inc	3,764
126,789	*	Crown Media Holdings, Inc (Class A)	406
102,348		CTS Eventim AG.	2,884
437,708	*,e	Cumulus Media, Inc (Class A)	1,764
47,100		CyberAgent, Inc	1,654
191,448		Cyfrowy Polsat S.A.	1,597
71,051		Daekyo Co Ltd	493
60,500		Daiichikosho Co Ltd	1,626
4,012	*,e	Daily Journal Corp	724
602,711		Daily Mail & General Trust	7,458
2,324,149	*	DEN Networks Ltd	5,547
187,970		Dentsu, Inc	7,160
73,179	*,e	Dex Media, Inc	700
112,900		DHX Media Ltd	881
1,158,324	*	DIRECTV	100,218
213,046	*	Discovery Communications, Inc (Class A)	8,053
762,927	*	Discovery Communications, Inc (Class C)	28,442
2,066,086		DISH Network Corp (Class A)	133,428
30,174	*,e	DreamWorks Animation SKG, Inc (Class A)	823
83,628	*,e	Eniro AB	121
89,313	*,e	Entercom Communications Corp (Class A)	717
211,959		Entertainment One Ltd	1,086
241,433		Entravision Communications Corp (Class A)	956
1,458,577		Eros International Media Ltd	6,211
1,382,345	*,e	Eros International plc	20,196
3,000,000	*	eSun Holdings Ltd	320
36,941		Eutelsat Communications	1,193
115,770	*,e	EW Scripps Co (Class A)	1,888
6,498		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	92
1,050,600		Fuji Television Network, Inc	15,629
40,000		Gakken Co Ltd	101
5,423	*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	47
463,638		Gannett Co, Inc	13,756
181,772	*	Gestevision Telecinco S.A.	2,256
64,223	*,e	Global Sources Ltd	431
215,025	*	Gray Television, Inc	1,694
4,408,212		Grupo Televisa S.A.	29,901
169,262	*,e	Gruppo Editoriale L’Espresso S.p.A.	217
244,300		Hakuhodo DY Holdings, Inc	2,473
183,904		Harte-Hanks, Inc	1,171
125,063	*	Hathway Cables and Datacom Pvt Ltd	588
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
260,265		Havas S.A.	$2,011
33,307	*,e	Hemisphere Media Group, Inc	355
28,074		Hyundai Hy Communications & Network Co	122
545,269	*	IBN18 Broadcast Ltd	245
663,450		Informa plc	5,242
3,877,938		Interpublic Group of Cos, Inc	71,044
44,040		IPSOS	1,124
9,881,605		ITV plc	33,179
126,603		Jagran Prakashan Ltd	256
619,959		JC Decaux S.A.	19,572
19,078	*	Jcontentree Corp	64
13,170,222		John Fairfax Holdings Ltd	8,914
134,288		John Wiley & Sons, Inc (Class A)	7,535
163,771	*	Journal Communications, Inc (Class A)	1,381
321,310	*,e	Juventus Football Club S.p.A.	93
5,895		Kabel Deutschland Holding AG.	800
22,781	e,m	Kadokawa Holdings, Inc	546
30,920		Kinepolis Group NV	1,189
23,180		KT Skylife Co Ltd	497
300,742		Lagardere S.C.A.	8,048
51,135	e	Lamar Advertising Co (Class A)	2,518
191,202	*,e	Lee Enterprises, Inc	646
1,890	*,e	Liberty Global plc	78
736	*,e	Liberty Global plc (Class A)	31
217,305	*	Liberty Media Corp	10,252
432,898	*	Liberty Media Corp (Class C)	20,342
642,932	e	Lions Gate Entertainment Corp	21,197
396,897	*	Live Nation, Inc	9,533
7,013		Loen Entertainment, Inc	260
38,558		Loral Space & Communications, Inc	2,769
56,243		M6-Metropole Television	909
120,560	*	Madison Square Garden, Inc	7,971
666,400		Major Cineplex Group PCL	496
98,679	*	Martha Stewart Living Omnimedia, Inc (Class A)	355
299,689	*,e	McClatchy Co (Class A)	1,007
319,900		MCOT PCL	226
171,854	e	MDC Partners, Inc	3,298
1,173,100		Media Chinese International Ltd	322
197,000	*,e	Media General, Inc (Class A)	2,583
1,962,600		Media Prima BHD	1,334
6,645,051	*	Mediaset S.p.A.	25,330
170,000		Megacable Holdings SAB de C.V.	807
129,431		Meredith Corp	5,540
127,115		Modern Times Group AB (B Shares)	4,012
50,237		Morningstar, Inc	3,411
80,600		Multiplus S.A.	972
728,129		Naspers Ltd (N Shares)	79,747
249,684		National CineMedia, Inc	3,623
113,815	e	New Media Investment Group, Inc	1,893
502,207	e	New York Times Co (Class A)	5,635
216,038	*	News Corp	3,532
90,860	e	Nexstar Broadcasting Group, Inc (Class A)	3,673
21,600	e	Next Co Ltd	146
466,766		Nine Entertainment Co Holdings Ltd	833
36,915	*,e	Numericable SAS	1,970
247,530		Omnicom Group, Inc	17,045
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,293,402	*	PagesJaunes Groupe S.A.	$1,625
318,164	e	Pearson plc	6,396
1,728,000	e	Phoenix Satellite Television Holdings Ltd	569
351,686	*	Premiere AG.	2,973
696,160	*	Promotora de Informaciones S.A.	210
776,198		ProSiebenSat. Media AG.	30,773
10,000		Proto Corp	146
40,863,400		PT Bhakti Investama Tbk	1,167
6,293,634		PT Global MediaCom Tbk	1,004
5,190,763		PT Media Nusantara Citra Tbk	1,361
1,072,200		PT MNC Sky Vision Tbk	150
179,011		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,078
9,226,775		PT Surya Citra Media Tbk	2,903
6,039,400	*	PT Visi Media Asia Tbk	228
84,888		Publicis Groupe S.A.	5,817
16,731		PVR Ltd	189
83,472	e	Quebecor, Inc	2,097
64,349	*,e	Radio One, Inc	205
162,301	*,e	RCS MediaGroup S.p.A.	219
321,951		REA Group Ltd	12,178
41,011	*,e	ReachLocal, Inc	148
62,971	*,e	Reading International, Inc	529
2,214,855		Reed Elsevier NV	50,247
3,827,106		Reed Elsevier plc	61,184
274,808	e	Regal Entertainment Group (Class A)	5,463
29,952	*,e	Rentrak Corp	1,825
236,188		Rightmove plc	8,214
285,459		RTL Group	24,443
14,385	e	Saga Communications, Inc	483
41,556		Salem Communications	316
80,821	e	Sanoma-WSOY Oyj	509
68,400		Saraiva S.A. Livreiros Editores	390
48,652		SBS Media Holdings Co Ltd	160
75,059	e	Schibsted ASA	4,075
100,814		Scholastic Corp	3,258
306,682		Scripps Networks Interactive (Class A)	23,949
401,623		SES Global S.A.	13,887
162,250	*,e	SFX Entertainment, Inc	814
733,643	e	Shaw Communications, Inc (B Shares)	17,982
83,000		Shochiku Co Ltd	772
203,963	e	Sinclair Broadcast Group, Inc (Class A)	5,321
1,186,101	e	Singapore Press Holdings Ltd	3,903
1,084,000	e	SinoMedia Holding Ltd	659
71,000		Sirius XM Canada Holdings, Inc	454
10,537,792	e	Sirius XM Holdings, Inc	36,777
80,024	*	Sizmek, Inc	619
1,785,796		Sky Network Television Ltd	8,778
454,100		Sky Perfect Jsat Corp	2,668
17,346	*	SM Entertainment Co	640
7,264,000		SMI Corp Ltd	281
734,400		Smiles S.A.	11,641
1,013,238		Societe Television Francaise 1	13,654
510,508		Southern Cross Media Group	444
137,300		Star Publications Malaysia BHD	107
453,407	*	Starz-Liberty Capital	14,999
21,833		Stroer Out-of-Home Media AG.	480
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
331,144	e	STW Communications Group Ltd	$347
73,444		Telenet Group Holding NV	4,221
1,981,843		Television Broadcasts Ltd	11,830
2,082,630	*,e	Ten Network Holdings Ltd	437
622,604	e	Thomson Corp	22,669
469,837	e	Thomson Corp (Toronto)	17,116
1,654,738		Time Warner Cable, Inc	237,438
4,374,769		Time Warner, Inc	329,026
411,127	*	Time, Inc	9,633
181,600	e	Toei Animation Co Ltd	4,728
769,885		Toei Co Ltd	3,995
83,505		Toho Co Ltd	1,887
13,300		Tohokushinsha Film Corp	102
161,600		Tokyo Broadcasting System, Inc	1,799
16,956	*	Townsquare Media, Inc	204
559,375	*	Tribune Co	36,807
33,173	*,e	Tribune Publishing Co	669
339,609	*	Trinity Mirror plc	929
71,100		TV Asahi Corp	1,121
1,403,463		TV Azteca S.A. de C.V.	731
312,460		TVN S.A.	1,478
3,660,240		Twenty-First Century Fox, Inc	125,510
1,524		Twenty-First Century Fox, Inc (Class B)	51
405,266		United Business Media Ltd	3,815
109,946	*	Usen Corp	315
14,800	e	ValueCommerce Co Ltd	106
1,508,000		VGI Global Media PCL	644
2,776,425		Viacom, Inc (Class B)	213,618
79,177		Village Roadshow Ltd	490
2,789,600	*	Viva China Holdings Ltd	302
8,059,613		Walt Disney Co	717,547
697,812		West Australian Newspapers Holdings Ltd	981
737,000	e	Wisdom Holdings Group	472
98,397		Wolters Kluwer NV	2,624
16,347	*	Woongjin Thinkbig Co Ltd	111
87,201	e	World Wrestling Entertainment, Inc (Class A)	1,201
2,865,653		WPP plc	57,409
63,000	*	Yellow Media Ltd	852
9,509		YG Entertainment, Inc	464
507,593	*	Zee Entertainment Enterprises Ltd	441
10,422		ZEE Telefilms Ltd	53
62,500	e	Zenrin Co Ltd	741
		TOTAL MEDIA	4,146,020

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
16,800	*,e	3-D Matrix Ltd	475
12,618	*,e	AB Science S.A.	143
8,444,174		AbbVie, Inc	487,736
471,887		Abcam plc	3,077
48,243	*	Ablynx NV	513
256,152	*,e	Acadia Pharmaceuticals, Inc	6,342
66,112	*,e	Accelerate Diagnostics, Inc	1,420
47,899	*,e	Acceleron Pharma, Inc	1,448
79,767	*,e	AcelRx Pharmaceuticals, Inc	438
21,027	*,e	Achaogen, Inc	188
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
378,696	*,e	Achillion Pharmaceuticals, Inc	$3,779
185,422	*	Acorda Therapeutics, Inc	6,282
1,142,441	e	Acrux Ltd	1,534
1,172,447	*	Actavis plc	282,888
228,606		Actelion Ltd	26,776
91,841	*,e	Actinium Pharmaceuticals, Inc	615
43,086	*,e	Active Biotech AB	175
9,575	*,e	Adamas Pharmaceuticals, Inc	178
132,100	e	Adcock Ingram Holdings Ltd	564
87,000	*	Adimmune Corp	89
94,636	*,e	Aegerion Pharmaceuticals, Inc	3,159
38,569	*,e	Aerie Pharmaceuticals, Inc	798
286,059	*,e	Affymetrix, Inc	2,283
187,173	*,e	Agenus, Inc	582
1,125,680		Agilent Technologies, Inc	64,141
39,603	*,e	Agios Pharmaceuticals, Inc	2,430
23,786	*,e	Akebia Therapeutics, Inc	526
195,069	*,e	Akorn, Inc	7,075
87,632	*,e	Albany Molecular Research, Inc	1,934
27,292	*,e	Alder Biopharmaceuticals, Inc	346
100,465		Alembic Pharmaceuticals Ltd	673
906,970	*	Alexion Pharmaceuticals, Inc	150,394
73,306	*,e	Alimera Sciences, Inc	397
5,942		ALK-Abello AS	717
3,176,548	*	Alkermes plc	136,179
784,854		Allergan, Inc	139,853
41,614	*	Alnylam Pharmaceuticals, Inc	3,250
70,105	*,e	AMAG Pharmaceuticals, Inc	2,237
2,484,014		Amgen, Inc	348,905
19,095	*	Amphastar Pharmaceuticals, Inc	222
119,643	*,e	Ampio Pharmaceuticals, Inc	422
112,155	*,e	Anacor Pharmaceuticals, Inc	2,744
30,429	*	ANI Pharmaceuticals, Inc	861
13,503	*,e	Applied Genetic Technologies Corp	251
80,714	*	Aratana Therapeutics, Inc	810
8,633	*	Ardelyx, Inc	123
1,057,018	*,e	Arena Pharmaceuticals, Inc	4,429
722,411	*,e	Ariad Pharmaceuticals, Inc	3,901
242,765	*,e	Arpida Ltd	313
385,483	*,e	Array Biopharma, Inc	1,376
259,767	*,e	Arrowhead Research Corp	3,837
19,100		ASKA Pharmaceutical Co Ltd	245
388,127		Aspen Pharmacare Holdings Ltd	11,556
2,517,500		Astellas Pharma, Inc	37,495
6,241	*,e	Asterias Biotherapeutics, Inc	38
7,016	*	AstraZeneca Pharma India Ltd	103
1,671,240		AstraZeneca plc	119,766
342,864		AstraZeneca plc (ADR)	24,494
331,733		Aurobindo Pharma Ltd	5,186
42,881	*	Auspex Pharmaceuticals Inc	1,101
149,215	*,e	Auxilium Pharmaceuticals, Inc	4,454
15,429	*	Avalanche Biotechnologies, Inc	528
491,057	*	AVANIR Pharmaceuticals, Inc	5,853
9,329		Basilea Pharmaceutica	929
29,628	*,e	Bavarian Nordic AS	569
1,806,045		Bayer AG.	251,290
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
298,000		Beijing Tong Ren Tang Chinese Medicine Co Ltd	$402
81,856		Biocon Ltd	659
314,413	*,e	BioCryst Pharmaceuticals, Inc	3,075
124,931	*,e	BioDelivery Sciences International, Inc	2,135
25,840		Biogaia AB (B Shares)	580
1,215,981	*	Biogen Idec, Inc	402,259
677,154	*	BioMarin Pharmaceuticals, Inc	48,863
99,653	*	Bioneer Corp	928
223,045	*,e	Bio-Path Holdings, Inc	448
52,247	*	Bio-Rad Laboratories, Inc (Class A)	5,925
20,780	*,e	Biospecifics Technologies Corp	734
6,548		Biotest AG. (Preference)	664
149,716	*,e	Biotime, Inc	470
435,021	*	Biovail Corp (Toronto)	57,002
5,757,064	*	Biovitrum AB	61,352
82,761	*,e	Bluebird Bio, Inc	2,969
16,952		Boiron S.A.	1,417
18,095		Boryung Pharmaceutical Co Ltd	720
5,785,713		Bristol-Myers Squibb Co	296,113
221,564	*	Bruker BioSciences Corp	4,102
499,682	*,e	BTG plc	5,655
45,169		Bukwang Pharmaceutical Co Ltd	855
167,426	*	Cambrex Corp	3,128
37,273	*,e	Cara Therapeutics Inc	313
130,740	*	Catalent, Inc	3,272
5,532,880	*	Celgene Corp	524,406
320,915	*,e	Celldex Therapeutics, Inc	4,159
270,872		Celltrion, Inc	12,544
29,753	*,e	Cellular Dynamics International, Inc	209
68,591	*,e	Cempra, Inc	752
125,350	*	Center Laboratories, Inc	431
205,233	*,e	Cepheid, Inc	9,036
55,475	*	Charles River Laboratories International, Inc	3,314
99,045	*,e	ChemoCentryx, Inc	446
79,680	*,e	Chimerix, Inc	2,201
3,332,000	e	China Animal Healthcare Ltd	2,579
277,000		China Chemical & Pharmaceutical Co Ltd	193
5,498,000	e	China Medical System Holdings Ltd	9,403
2,912,777		China Pharmaceutical Group Ltd	2,415
827,000		China Shineway Pharmaceutical Group Ltd	1,402
15,200	*,e	Chiome Bioscience Inc	201
7,891		Chong Kun Dang Pharmaceutical Corp	572
24,359		Choongwae Pharma Corp	365
297,660		Chugai Pharmaceutical Co Ltd	8,616
404,996		Cipla Ltd	4,102
7,008,093		CK Life Sciences International Holdings, Inc	722
0	*	Clal Biotechnology Industries Ltd	0	^
142,761	e	Clinigen Group plc	1,074
107,525	*,e	Clovis Oncology, Inc	4,877
37,600	e	CMIC Co Ltd	676
3,196	*	Concert Pharmaceuticals Inc	40
18,400		Concordia Healthcare Corp	607
61,000		Consun Pharmaceutical Group Ltd	53
158,017	*,e	Corcept Therapeutics, Inc	423
21,044		Cosmo Pharmaceuticals S.p.A	3,423
80,945	*	Covance, Inc	6,370
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
828,359		CSL Ltd	$53,699
16,000	*	CTC BIO, Inc	237
393,818	*,e	CTI BioPharma Corp	953
147,295	*	Cubist Pharmaceuticals, Inc	9,772
173,027	*,e	Cytokinetics, Inc	609
213,257	*,e	Cytori Therapeutics, Inc	144
182,225	*,e	CytRx Corp	463
19,215		Daewoong Pharmaceutical Co Ltd	1,362
634,290		Daiichi Sankyo Co Ltd	9,967
371,194	e	Dainippon Sumitomo Pharma Co Ltd	4,736
964,000		Dawnrays Pharmaceutical Holdings Ltd	924
469,574	*,e	Dendreon Corp	676
337,548	*	Depomed, Inc	5,127
28,794	*,e	Dicerna Pharmaceuticals Inc	367
55,611		Divi S Laboratories Ltd	1,618
2,398		Dong-A Pharmaceutical Co Ltd	325
4,541		Dong-A ST Co Ltd	475
6,435		DongKook Pharmaceutical Co Ltd	213
172,709		Dr Reddy’s Laboratories Ltd	9,042
47,427	*,e	Durata Therapeutics, Inc	601
478,512	*	Dyax Corp	4,843
963,715	*,e	Dynavax Technologies Corp	1,378
11,236	*,e	Egalet Corp	64
212,322		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	200
313,531	e	Eisai Co Ltd	12,682
13,508	*,e	Eleven Biotheraputics Inc	150
2,835,429		Eli Lilly & Co	183,878
110,903	*	Emergent Biosolutions, Inc	2,363
51,923	*,e	Enanta Pharmaceuticals, Inc	2,055
534,659	*,e	Endo International plc	36,539
114,231	*,e	Endocyte, Inc	695
171,118	*	Enzo Biochem, Inc	881
38,249	*,e	Epizyme, Inc	1,037
22,600		EPS Co Ltd	292
12,995	*,e	Esperion Thereapeutics, Inc	318
19,725		Eurofins Scientific	5,103
101,553	*,e	Evotec AG.	395
245,061	*,e	Exact Sciences Corp	4,749
577,046	*,e	Exelixis, Inc	883
521,317		Faes Farma S.A. (Sigma)	1,331
79,032		FDC Ltd	187
50,754	*,e	Five Prime Therapeutics, Inc	595
12,991	*,e	Flexion Therapeutics Inc	237
84,230	*,e	Fluidigm Corp	2,064
55,620	*,m	Forest Laboratories, Inc CVR	53
43,214	*,e	Foundation Medicine, Inc	819
44,000		Fuji Pharma Co Ltd	815
21,958	*,m	Furiex Pharmaceuticals, Inc	215
77,000		Fuso Pharmaceutical Industries Ltd	229
23,906	*	Galapagos NV	361
50,639	*,e	Galectin Therapeutics, Inc	255
344,595	*,e	Galena Biopharma, Inc	710
17,405	*	Genfit	922
42,210	*	Genmab AS	1,782
12,363	*,e	Genocea Biosciences Inc	112
51,056	*,e	Genomic Health, Inc	1,445
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,720,800	*,e	Genomma Lab Internacional S.A. de C.V.	$8,940
70,600		Genus plc	1,289
564,998	*,e	Geron Corp	1,130
43,870		Gerresheimer AG.	2,838
7,695,690	*	Gilead Sciences, Inc	819,206
5,145,558		GlaxoSmithKline plc	117,546
51,700		GlycoNex, Inc	136
103,000	*,e	GNI Group Ltd	338
197,846	*	Golf Trust Of America, Inc	1,519
13,443		Green Cross Corp	1,623
60,610		Green Cross Holdings Corp	1,109
201,903		Grifols S.A.	8,251
394,313	e	H Lundbeck AS	8,805
433,481	*,e	Halozyme Therapeutics, Inc	3,945
13,997	*	Hanmi Holdings Co Ltd	211
6,412	*	Hanmi Pharm Co Ltd	530
12,816		Haw Par Corp Ltd	88
58,985	*	Heron Therapeutics, Inc	491
378,769	e	Hikma Pharmaceuticals plc	10,611
65,491		Hisamitsu Pharmaceutical Co, Inc	2,352
268,680	*,e	Horizon Pharma plc	3,299
260,006	*	Hospira, Inc	13,528
2,672,480	e	Hua Han Bio-Pharmaceutical Holdings Ltd	890
6,945		Huons Co Ltd	367
42,692	*,e	Hyperion Therapeutics, Inc	1,077
172,284	*,e	Idera Pharmaceuticals, Inc	395
47,482		Il Dong Pharmaceutical Co Ltd	772
783,533	*	Illumina, Inc	128,437
14,317		Ilyang Pharmaceutical Co Ltd	368
13,519	*	Immune Design Corp	239
265,096	*,e	Immunogen, Inc	2,807
234,677	*,e	Immunomedics, Inc	873
254,023	*	Impax Laboratories, Inc	6,023
352,979	*	Incyte Corp	17,314
142,867	*	Infinity Pharmaceuticals, Inc	1,917
37,784	*,e	Innate Pharma S.A.	368
6,212	*	Innocell Corp	143
253,858	*,e	Inovio Pharmaceuticals, Inc	2,501
188,698	*,e	Insmed, Inc	2,463
29,503	*,e	Insys Therapeutics, Inc	1,144
28,610	*	Intercept Pharmaceuticals, Inc	6,772
12,290	*	Intersect ENT, Inc	191
51,766	*,e	Intra-Cellular Therapies, Inc	710
106,025	*,e	Intrexon Corp	1,970
32,616		Ipsen	1,604
357,156	*,e	Ironwood Pharmaceuticals, Inc	4,627
485,648	*,e	Isis Pharmaceuticals, Inc	18,858
14,100	*,e	Japan Tissue Engineering Co Lt	203
261,729	*	Jazz Pharmaceuticals plc	42,023
9,300		JCR Pharmaceuticals Co Ltd	231
7,860		Jeil Pharmaceutical Co	154
12,212,061		Johnson & Johnson	1,301,684
253,521		Kaken Pharmaceutical Co Ltd	5,716
25,834	*	Kamada Ltd	117
37,096	*,e	Karyopharm Therapeutics, Inc	1,296
271,312	*,e	Keryx Biopharmaceuticals, Inc	3,731
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
50,271	*,e	Kindred Biosciences Inc	$465
104,300		Kissei Pharmaceutical Co Ltd	2,615
20,130	*	Kite Pharma, Inc	574
4,494		Kolon Life Science, Inc	247
32,094	*	Komipharm International Co Ltd	306
175,919		Kwang Dong Pharmaceutical Co Ltd	1,649
123,836		Kyorin Co Ltd	2,515
386,091		Kyowa Hakko Kogyo Co Ltd	4,749
51,938	*,e	KYTHERA Biopharmaceuticals, Inc	1,701
60,098		Laboratorios Almirall S.A.	881
14,373	e	Laboratorios Farmaceuticos Rovi S.A	154
147,164	*,e	Lannett Co, Inc	6,722
695,608	*,e	Lexicon Pharmaceuticals, Inc	981
13,404	*	LG Life Sciences Ltd	472
69,793	*,e	Ligand Pharmaceuticals, Inc (Class B)	3,280
2,334,000		Lijun International Pharmaceutical Holding Ltd	1,122
144,500		Livzon Pharmaceutical Group, Inc	999
274,952		Lonza Group AG.	33,131
64,000	*	Lotus Pharmaceutical Co Ltd	265
4,879	*	Loxo Oncology, Inc	64
127,663	*	Luminex Corp	2,489
168,463		Lupin Ltd	3,802
64,392	*	MacroGenics, Inc	1,346
677,057	*	Mallinckrodt plc	61,037
893,350	*,e	MannKind Corp	5,280
1,169,159	*	Mayne Pharma Group Ltd	777
416,550		Meda AB (A Shares)	5,838
271,367	*	Medicines Co	6,057
97,918	*	Medigen Biotechnology Corp	562
107,822	*	Medivation, Inc	10,660
27,342	*,e	Medivir AB	474
4,546		Medy-Tox, Inc	963
216,200		Mega Lifesciences PCL	131
10,547,426		Merck & Co, Inc	625,251
418,611		Merck KGaA	38,477
385,131	*,e	Merrimack Pharmaceuticals, Inc	3,381
159,653	*,e	Mesoblast Ltd	602
78,653	*	Mettler-Toledo International, Inc	20,145
272,113	*,e	MiMedx Group, Inc	1,940
21,932	*,e	Mirati Therapeutics, Inc	384
11,900		Mochida Pharmaceutical Co Ltd	804
170,005	*	Momenta Pharmaceuticals, Inc	1,928
96,243	*	Morphosys AG.	9,390
1,399,875	*	Mylan Laboratories, Inc	63,680
359,512	*,e	Myriad Genetics, Inc	13,866
31,100	*,e	NanoCarrier Co Ltd	367
29,016	*,e	NanoString Technologies, Inc	317
120,437	*,e	NanoViricides, Inc	361
9,698		Natco Pharma Ltd	228
14,261	*	Naturalendo Tech Co Ltd	613
451,840	*,e	Navidea Biopharmceuticals, Inc	596
413,703	*,e	Nektar Therapeutics	4,993
80,348	*,e	NeoStem, Inc	444
202,457	*,e	Neuralstem, Inc	664
243,827	*	Neurocrine Biosciences, Inc	3,821
59,948	*,e	NewLink Genetics Corp	1,284
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,150		Nichi-iko Pharmaceutical Co Ltd	$747
45,000		Nippon Shinyaku Co Ltd	1,362
173,225	*,e	Northwest Biotherapeutics, Inc	871
5,133,965		Novartis AG.	483,457
126,189		Novartis AG. (ADR)	11,878
693,776	*,e	Novavax, Inc	2,893
3,037,387		Novo Nordisk AS	144,615
344,312	*	NPS Pharmaceuticals, Inc	8,952
64,346	*,e	Ohr Pharmaceutical, Inc	467
101,938	*,e	Omeros Corp	1,297
17,790	*,m	Omthera Pharmaceuticals, Inc	11
55,929	*,e	OncoMed Pharmaceuticals, Inc	1,059
204,724	*,e	Oncothyreon, Inc	393
116,820		Oneness Biotech Co Ltd	242
133,695		Ono Pharmaceutical Co Ltd	11,872
56,844	*,e	Ophthotech Corp	2,213
581,844	*,e	Opko Health, Inc	4,952
420,886	*,e	Orexigen Therapeutics, Inc	1,793
14,237	*,e	Orexo AB	251
179,649	*,e	Organovo Holdings, Inc	1,144
44,000		Orient Europharma Co Ltd	115
213,347		Orion Oyj (Class B)	8,330
55,521	*,e	Osiris Therapeutics, Inc	699
16,948	*	Otonomy, Inc	407
1,069,169		Otsuka Holdings KK	36,852
55,685	*,e	OvaScience, Inc	924
187,731	*,e	Pacific Biosciences of California, Inc	922
107,135	*,e	Pacira Pharmaceuticals, Inc	10,384
106,074	*,e	Pain Therapeutics, Inc	415
1,838,556	*,e	Paion AG.	7,477
239,836	*	Parexel International Corp	15,131
478,233	e	PDL BioPharma, Inc	3,572
5,200	*,e	PeptiDream, Inc	423
525,624	*,e	Peregrine Pharmaceuticals, Inc	715
355,541	*	PerkinElmer, Inc	15,502
753,112		Perrigo Co plc	113,110
22,377,710		Pfizer, Inc	661,709
231,946	*,e	Pharmacyclics, Inc	27,237
48,861	*	PharmaEngine Inc	441
63,492	*	Pharmstandard (GDR)	810
41,479	e	Phibro Animal Health Corp	930
172,865	*	Phytohealth Corp	206
116,139		Piramal Healthcare Ltd	1,441
161,889	*,e	Portola Pharmaceuticals, Inc	4,093
80,586		Pozen, Inc	592
278,191	*	Prestige Brands Holdings, Inc	9,005
243,341	*,e	Progenics Pharmaceuticals, Inc	1,263
397,584	*,e	Prothena Corp plc	8,810
23,897,082		PT Kalbe Farma Tbk	3,327
81,468	*,e	PTC Therapeutics, Inc	3,585
91,297	*,e	Puma Biotechnology, Inc	21,781
476,593	*	Qiagen NV	10,797
630,550	*,e	Qiagen NV (NASDAQ)	14,358
222,364	*	Quintiles Transnational Holdings, Inc	12,403
18,001	*	Radius Health, Inc	378
154,330	*	Ranbaxy Laboratories Ltd	1,591
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
184,827	*,e	Raptor Pharmaceutical Corp	$1,772
112,442	*	Receptos, Inc	6,984
252,844		Recordati S.p.A.	4,135
57,649	*,e	Regado Biosciences, Inc	65
180,395	*	Regeneron Pharmaceuticals, Inc	65,036
39,124	*,e	Regulus Therapeutics, Inc	267
51,486	*,e	Relypsa, Inc	1,086
98,079	*	Repligen Corp	1,953
27,800	*,e	ReproCELL, Inc	207
67,593	*,e	Repros Therapeutics, Inc	669
120,889	*,e	Retrophin, Inc	1,090
23,572	*,e	Revance Therapeutics, Inc	456
127,281	e	Richter Gedeon Rt	1,988
316,280	*	Rigel Pharmaceuticals, Inc	614
1,095,467		Roche Holding AG.	323,495
87,800		Rohto Pharmaceutical Co Ltd	1,177
12,297	*	Sage Therapeutics, Inc	387
78,245	*,e	Sagent Pharmaceuticals	2,433
1,789,441	*	Salix Pharmaceuticals Ltd	279,582
200,448	*,e	Sangamo Biosciences, Inc	2,162
2,118,923		Sanofi-Aventis	239,588
114,156		Santen Pharmaceutical Co Ltd	6,393
119,729	*,e	Sarepta Therapeutics, Inc	2,526
32,200		Sawai Pharmaceutical Co Ltd	1,852
169,615	*	Sciclone Pharmaceuticals, Inc	1,169
206,290		Scinopharm Taiwan Ltd	423
198,674	*,e	Seattle Genetics, Inc	7,387
31,873	*	Seegene, Inc	1,671
569,400		Seikagaku Corp	8,564
341,783	*,e	Sequenom, Inc	1,015
510,000		Shandong Luoxin Pharmacy Stock Co Ltd	955
179,000		Shanghai Dingli Technology Dev	120
521,067		Shanghai Fosun Pharmaceutical Group Co Ltd	1,677
277,000	*,e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	262
15,800	*,e	Shin Nippon Biomedical Laboratories Ltd	121
781,843		Shionogi & Co Ltd	17,944
1,202,936		Shire Ltd	103,791
7,640		Siegfried Holding AG.	1,135
25,832,032		Sihuan Pharmaceutical Holdings	19,348
3,659,932		Sino Biopharmaceutical	3,642
98,280		Sinphar Pharmaceutical Co Ltd	144
55,705		Sirtex Medical Ltd	1,070
4,254,176	*,m	Skyline Venture Fund II Ltd	244
976,029	*,m	Skyline Venture Fund III Ltd	52
13,000	*,e	Sosei Group	549
232,781	e	Spectrum Pharmaceuticals, Inc	1,895
208,635		Stada Arzneimittel AG.	8,265
6,976		Stallergenes	470
608,100		Standard Chemical & Pharma	771
31,930	*,e	Stemline Therapeutics, Inc	398
54,290	*,e	Sucampo Pharmaceuticals, Inc (Class A)	353
71,771	*	Sun Pharma Advanced Research Company Ltd	230
1,632,654		Sun Pharmaceutical Industries Ltd	22,596
142,534	*,e	Sunesis Pharmaceuticals, Inc	1,018
94,788	*,e	Supernus Pharmaceuticals, Inc	824
66,742	*,e	Synageva BioPharma Corp	4,591
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
267,649	*,e	Synergy Pharmaceuticals, Inc	$745
170,375	*,e	Synta Pharmaceuticals Corp	513
13,049	*	T2 Biosystems, Inc	236
209,000	*	Taigen Biopharmaceuticals Holdings Ltd	303
70,469		Taisho Pharmaceutical Holdings Co Ltd	4,823
38,339	*	Taiwan Liposome Co Ltd	300
80,000	e	Takara Bio, Inc	1,135
648,420		Takeda Pharmaceutical Co Ltd	28,188
347,577		Tanabe Seiyaku Co Ltd	5,100
10,226	e	Tecan Group AG.	1,073
87,355		Techne Corp	8,172
106,056	*,e	TESARO, Inc	2,855
62,800	*	Tetraphase Pharmaceuticals, Inc	1,253
1,155,601		Teva Pharmaceutical Industries Ltd	62,195
118,859		Teva Pharmaceutical Industries Ltd (ADR)	6,389
66,043	*,e	TG Therapeutics, Inc	705
297,894	*,e	TherapeuticsMD, Inc	1,382
90,632	*,e	Theravance Biopharma, Inc	2,089
249,990	e	Theravance, Inc	4,272
1,526,642		Thermo Electron Corp	185,792
163,323	*,e	Threshold Pharmaceuticals, Inc	590
106,952	*,e	ThromboGenics NV	997
668,000	e	Tong Ren Tang Technologies Co Ltd	922
11,100		Torii Pharmaceutical Co Ltd	308
75,076		Torrent Pharmaceuticals Ltd	1,059
39,100	e	Towa Pharmaceutical Co Ltd	1,712
15,714	*,e	Transgene S.A.	173
88,292	e	Tsumura & Co	1,968
213,917		TTY Biopharm Co Ltd	470
39,000	*	TWi Pharmaceuticals, Inc	332
145,505		UCB S.A.	13,185
28,256	*,e	Ultragenyx Pharmaceutical, Inc	1,599
6,000	*,e	UMN Pharma, Inc	184
62,237		Unichem Laboratories Ltd	223
2,077,500	*	United Laboratories Ltd	1,565
31,842	*	United Therapeutics Corp	4,096
31,540	*,e	Valneva SE	211
483,804	*,e	Vanda Pharmaceuticals, Inc	5,022
498,836	*	Vectura Group plc	1,065
72,261	*,e	Verastem, Inc	616
21,051	*,e	Versartis, Inc	400
581,263	*	Vertex Pharmaceuticals, Inc	65,282
5,802		Virbac S.A.	1,221
13,031	*	ViroMed Co Ltd	702
14,608	*,e	Vital Therapies, Inc	298
276,333	*,e	Vivus, Inc	1,067
169,397	*	Waters Corp	16,791
888,000	*	Winteam Pharmaceutical Group Ltd	446
98,680		Wockhardt Ltd	1,274
44,615	*,e	Xencor Inc	415
233,165	*,e	Xenoport, Inc	1,254
635,940	*,e	XOMA Corp	2,677
8,088		Yuhan Corp	1,425
99,689	*	Yungjin Pharmaceutical Co Ltd	150
780,000		YungShin Global Holding Corp	1,532
14,957	*	Zafgen, Inc	294
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,362	*	Zealand Pharma AS	$121
371,439	*	Zeltia S.A.	1,332
31,600		Zeria Pharmaceutical Co Ltd	650
244,379	*,e	ZIOPHARM Oncology, Inc	645
2,908,235		Zoetis Inc	107,459
345,807	*,e	Zogenix, Inc	398
16,709	*	ZS Pharma, Inc	656
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,975,768

REAL ESTATE - 3.4%
10,700,000	*	8990 Holdings, Inc	1,726
835,541		Abacus Property Group	1,871
213,454		Acadia Realty Trust	5,887
913		Activia Properties Inc	7,337
297,776		Acucap Properties Ltd	1,212
1,641		Advance Residence Investment Corp	3,816
29,000		Advancetek Enterprise Co Ltd	28
29,942		Aeon Mall Co Ltd	572
7,876		AEON REIT Investment Corp	9,838
109,525	*	Africa Israel Investments Ltd	190
12,296		Africa Israel Properties Ltd	206
102,513		AG Mortgage Investment Trust	1,825
8,185,183	e	Agile Property Holdings Ltd	5,026
53,731		Agree Realty Corp	1,471
1,497,684	e	AIMS AMP Capital Industrial REIT	1,685
32,700	*	Airport City Ltd	330
43,800		Airport Facilities Co Ltd	300
41,356		Akmerkez Gayrimenkul Yatirim Ortakligi AS	290
183,000		Al-‘Aqar Healthcare REIT	79
3,438,479		Aldar Properties PJSC	3,664
176,882		Alexander & Baldwin, Inc	6,362
6,939	e	Alexander’s, Inc	2,595
135,779		Alexandria Real Estate Equities, Inc	10,014
93,100		Aliansce Shopping Centers S.A.	704
1,212,815		Allan Gray Property Trust	828
11,376,943		Allco Commercial Real Estate Investment Trust	12,032
35,917		Allied Properties Real Estate Investment Trust	1,096
19,307		Allreal Holding AG.	2,497
191,642		Alony Hetz Properties & Investments Ltd	1,383
3,902	*	AL-ROV Israel Ltd	126
4,383	*	Alrov Properties and Lodgings Ltd	96
74,448	e	Alstria Office REIT-AG.	910
4,338	*,e	Altisource Asset Management Corp	2,928
43,071	*,e	Altisource Portfolio Solutions S.A.	4,342
208,089		Altisource Residential Corp	4,994
87,500	e	Altus Group Ltd	1,537
3,188,500		Amata Corp PCL (Foreign)	1,590
1,413,855		Amer Group Holding	227
128,791		American Assets Trust,Inc	4,246
101,865		American Campus Communities, Inc	3,713
812,669		American Capital Agency Corp	17,269
186,305		American Capital Mortgage, Inc	3,506
334,178		American Homes 4 Rent	5,644
621,115		American Realty Capital Healthcare Trust, Inc	6,509
1,550,247		American Realty Capital Properties, Inc	18,696
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
117,480	*,e	American Residential Properties, Inc	$2,155
995,316		American Tower Corp	93,191
77,924		Amot Investments Ltd	256
1,297,098		AMP NZ Office Trust	1,099
70,826	e	AmREIT, Inc (Class B)	1,627
10,262,200		Ananda Development PCL	1,300
1,577,546		Anant Raj Industries Ltd	1,405
5,947		ANF Immobilier	173
1,889,560		Annaly Capital Management, Inc	20,180
469,177		Anworth Mortgage Asset Corp	2,247
1,182,600	*	AP Thailand PCL (Foreign)	262
433,613		Apartment Investment & Management Co (Class A)	13,798
167,889		Apollo Commercial Real Estate Finance, Inc	2,638
96,936		Ares Commercial Real Estate Corp	1,133
1,602,376		Argosy Property Ltd	1,257
109,892	e	Armada Hoffler Properties, Inc	998
1,309,111	*,e	ARMOUR Residential REIT, Inc	5,040
347,176		Arrowhead Properties Ltd	242
241,880	e	Arrowhead Properties Ltd (Class B)	169
166,451		Artis Real Estate Investment Trust	2,275
1,568,000		Ascendas Hospitality Trust	879
1,537,000	e	Ascendas India Trust	934
508,587		Ascendas REIT	897
1,066,302		Ascott Residence Trust	1,031
92,423		Ashford Hospitality Prime, Inc	1,408
259,040		Ashford Hospitality Trust, Inc	2,647
212,071		Associated Estates Realty Corp	3,713
966,962	*	Attacq Ltd	1,714
40,916	*	AV Homes, Inc	599
412,509		AvalonBay Communities, Inc	58,151
918,633	e	Aveo Group	1,704
124,697	e	Aviv REIT, Inc	3,286
305,900		Axis Real Estate Investment Trust	338
8,259,523		Ayala Land, Inc	6,436
111,057		Babcock & Brown Japan Property Trust	433
10,000,000		Bangkokland PCL	671
163,421		Barwa Real Estate Co	1,797
597		Bayside Land Corp	167
26,696		Befimmo SCA Sicafi	1,982
2,796,000		Beijing Capital Land Ltd	965
1,530,000		Beijing North Star Co	412
2,342,000	*,e	Beijing Properties Holdings Ltd	205
5,130,950		Belle Corp	586
1,240,671	*	Beni Stabili S.p.A	26
1,240,671	e	Beni Stabili S.p.A.	871
350,875		Big Yellow Group plc	2,949
105,034		BioMed Realty Trust, Inc	2,122
553,002	e	Blackstone Mortgage Trust, Inc	14,986
808	*	BLife Investment Corp	3,463
85,859		Boardwalk Real Estate Investment Trust	5,282
620,542		Boston Properties, Inc	71,834
493,156		BR Malls Participacoes S.A.	3,894
149,508		BR Properties S.A.	794
110,083		Brandywine Realty Trust	1,549
176,200		Brasil Brokers Participacoes S.A.	238
2,003,640		British Land Co plc	22,768
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,094,191		Brixmor Property Group, Inc	$24,357
882,638		Brookfield Asset Management, Inc	39,626
12,300		Brookfield Canada Office Properties	298
7,911	*	Brookfield Multiplex Group	589
40,000		Brookfield Property Partners LP	843
1,740		Brookfield Property Partners LP (Toronto)	37
1,286,927		Bunnings Warehouse Property Trust	2,690
49,449	*,e	BUWOG AG.	978
34,564,188		C C Land Holdings Ltd	6,038
75,057		CA Immobilien Anlagen AG.	1,495
1,545,000		Cache Logistics Trust	1,410
73,875		Calloway Real Estate Investment Trust	1,697
1,084,442		Cambridge Industrial Trust	608
336,263		Camden Property Trust	23,044
234,759		Campus Crest Communities, Inc	1,502
67,491		Canadian Apartment Properties REIT	1,422
36,956		Canadian Real Estate Investment Trust	1,601
1,044,400		CapitaCommercial Trust	1,305
777,867		Capital & Counties Properties	4,134
3,380,466		Capital Property Fund	3,607
2,621,880	e	CapitaLand Ltd	6,568
2,429,181		CapitaMall Trust	3,635
1,261,400		CapitaMalls Malaysia Trust	550
506,032		CapitaRetail China Trust	622
368,447	e	Capstead Mortgage Corp	4,510
71,742	*	CareTrust REIT, Inc	1,026
8,220,000	*,e	Carnival Group International Holdings Ltd	1,236
401,752		Castellum AB	6,101
59,061		CatchMark Timber Trust Inc	647
1,009,000		Cathay Real Estate Development Co Ltd	527
210,996		CBL & Associates Properties, Inc	3,777
1,509,747	*	CBRE Group, Inc	44,900
665,000	e	CDL Hospitality Trusts	870
15,000,000		Cebu Holdings, Inc	1,751
286,100		Cedar Shopping Centers, Inc	1,688
111,419		Cedar Woods Properties Ltd	718
1,612,000		Central China Real Estate Ltd	380
1,498,400		Central Pattana PCL (Foreign)	2,144
10,000,000		Century Properties Group, Inc	283
1,537,234		CFS Gandel Retail Trust	2,684
1,057,375		CH Karnchang PCL	918
867,236	e	Chambers Street Properties	6,530
2,897,636		Champion Real Estate Investment Trust	1,208
742,819		Charter Hall Group	2,657
84,800		Chartwell Retirement Residences	830
108,970		Chatham Lodging Trust	2,515
188,233		Chesapeake Lodging Trust	5,487
4,355,551		Cheuk Nang Holdings Ltd	3,921
2,056,607		Cheung Kong Holdings Ltd	33,831
1,984,872		Chimera Investment Corp	6,034
2,589,500	e	China Aoyuan Property Group Ltd	417
56,536	*	China New City Commercial Development Ltd	15
13,712,521	*,e	China New Town Development Co Ltd	696
5,380,994		China Overseas Land & Investment Ltd	13,809
652,000	*	China Properties Group Ltd	135
7,836,994		China Resources Land Ltd	16,121
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,233,200		China SCE Property Holdings Ltd	$625
7,914,000	e	China South City Holdings Ltd	3,656
4,632,647	*,e	China Vanke Co Ltd	8,145
335,500		Chinese Estates Holdings Ltd	966
97,200	e	Choice Properties REIT	895
168,084		Chong Hong Construction Co	384
5,328,000		CIFI Holdings Group Co Ltd	995
134,428	e	City Developments Ltd	1,013
616,145		Citycon Oyj	2,054
18,837		Cofinimmo	2,134
370,773		Colony Financial, Inc	8,298
11,584	*	Colour Life Services Group	11
219,054		Columbia Property Trust, Inc	5,229
360	*,e	Comforia Residential REIT, Inc	670
62,198		Cominar Real Estate Investment Trust	1,050
701,600	e	Concentradora Fibra Danhos S.A. de C.V.	1,891
461,100		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	808
20,414		Consolidated-Tomoka Land Co	1,002
59,323		Conwert Immobilien Invest AG.	676
64,436		Coresite Realty	2,118
19,869		Corio NV	974
521,036	e	Corp Inmobiliaria Vesta SAB de C.V.	1,115
104,499		Corporate Office Properties Trust	2,688
5,889,932		Country Garden Holdings Co Ltd	2,222
270,293		Countrywide plc	1,974
778,953		Cousins Properties, Inc	9,308
2,273		Crescendo Investment Corp	1,864
37,600		Crombie Real Estate Investment Trust	435
1,251,611	e	Cromwell Group	1,039
355,549		Crown Castle International Corp	28,632
12,628,943		CSI Properties Ltd	529
30,300		CT Real Estate Investment Trust	298
765,574		CubeSmart	13,765
106,524		CyrusOne, Inc	2,561
586,864	e	CYS Investments, Inc	4,836
537	*	DA Office Investment Corp	2,900
102,700		Daibiru Corp	1,180
326,000		Daikyo, Inc	610
2,595,900		Daiman Development BHD	2,765
76,603		Daito Trust Construction Co Ltd	9,058
1,298,271	e	Daiwa House Industry Co Ltd	23,323
470	*	Daiwa House REIT Investment Corp	2,082
8,164,719		DB RREEF Trust	7,927
1,340,707		DCT Industrial Trust, Inc	10,069
1,175,499		DDR Corp	19,666
69,249		Delta Corp Ltd	99
164,006		Derwent London plc	7,236
124,094		Deutsche Euroshop AG.	5,362
351,575		Deutsche Wohnen AG.	7,488
725,282		DiamondRock Hospitality Co	9,197
40,852		DIC Asset AG.	344
510,833	e	Digital Realty Trust, Inc	31,866
115,056		Dios Fastigheter AB	846
14,278,224		DLF Ltd	34,660
61,451	*	Dogus Gayrimenkul Yatirim Ortakligi AS	106
80,319		Douglas Emmett, Inc	2,062
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
51,500		Dream Global Real Estate Investment Trust	$418
93,500		Dream Industrial Real Estate Investment Trust	756
50,294		Dream Office Real Estate Investment Trust	1,256
75,413	*	Dream Unlimited Corp	883
1,175,285		Duke Realty Corp	20,191
218,442		DuPont Fabros Technology, Inc	5,907
201,738	e	Dynex Capital, Inc	1,630
664,000		Eastern & Oriental BHD	581
121,873		EastGroup Properties, Inc	7,384
537,701		Education Realty Trust, Inc	5,528
4,847,673		Emaar Properties PJSC	15,244
442,177		Emira Property Fund	615
2,567,748		Emlak Konut Gayrimenkul Yatiri	2,688
1,507,333		Emperor International Holdings	326
269,822	e	Empire State Realty Trust, Inc	4,053
199,580		Entertainment Properties Trust	10,115
43,427	*	Equity Commonwealth	1,117
322,538		Equity Lifestyle Properties, Inc	13,663
223,369		Equity One, Inc	4,831
850,272		Equity Residential	52,360
870,098	*	Eshraq Properties Co PJSC	303
292,433		Essex Property Trust, Inc	52,272
194,780		Eurobank Properties Real Estate Investment Co	2,220
44,844		Eurocommercial Properties NV	1,975
13,297,261	e	Evergrande Real Estate Group	4,995
217,918		Excel Trust, Inc	2,565
746,274		Extra Space Storage, Inc	38,485
163,362	e	Fabege AB	2,075
5,583,500	e	Fantasia Holdings Group Co Ltd	596
888,802		Far East Consortium	324
1,090,000		Far East Hospitality Trust	696
187,437		Farglory Land Development Co Ltd	220
89,041	*	Fastighets AB Balder	1,129
131,051		Federal Realty Investment Trust	15,524
5,140,263		Federation Centres	11,596
562,585		FelCor Lodging Trust, Inc	5,266
293,600		Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	388
5,282,591		Fibra Uno Administracion S.A. de C.V.	17,389
12,000,000		Filinvest Development Corp	1,262
58,025,000		Filinvest Land, Inc	2,039
130,365	e	First Capital Realty, Inc	2,038
399,146	e	First Industrial Realty Trust, Inc	6,750
214,017		First Potomac Realty Trust	2,515
944,376		First Real Estate Investment Trust	910
62,910	e	FirstService Corp	3,302
4,633		Fonciere Des Regions	418
576,519	*	Forest City Enterprises, Inc (Class A)	11,277
126,343	*	Forestar Real Estate Group, Inc	2,239
452,226		Fortress Income Fund Ltd	652
330,781		Foxtons Group plc	1,147
389,626		Franklin Street Properties Corp	4,372
9,014,701	e	Franshion Properties China Ltd	2,192
544,000	e	Frasers Centrepoint Trust	803
920	*	Frontier Real Estate Investment Corp	4,413
617	*	Fukuoka REIT Corp	1,139
4,290,000		Future Land Development Holdin	353
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
225,201	*	GAGFAH S.A.	$4,186
333,301	e	Gaming and Leisure Properties, Inc	10,299
224,106		Gazit Globe Ltd	2,796
9,756		Gazit, Inc	250
990,765		GDI Property Group	789
6,840		Gecina S.A.	897
3,390,000	e	Gemdale Properties and Investm	183
2,612,959		General Growth Properties, Inc	61,535
270,546		Geo Group, Inc	10,340
107,504		Getty Realty Corp	1,828
58,686	e	Gladstone Commercial Corp	997
631,464		Glimcher Realty Trust	8,550
6,766,391		Global Logistic Properties	14,362
1,420		Global One Real Estate Investment Corp	4,007
285,791	*	Globe Trade Centre S.A.	482
280,100		Glomac BHD	97
4,634,895	*	Glorious Property Holdings Ltd	710
5,797	*	GLP J-Reit	6,699
58,388		Godrej Properties Ltd	223
26,280		Goldcrest Co Ltd	479
745,300	*	Golden Land Property Development PCL	207
242,000	*,e	Goldin Properties Holdings Ltd	156
1,440,008		Goodman Property Trust	1,192
236,551		Government Properties Income Trust	5,183
2,081,796		GPT Group (ASE)	7,050
900,369		Grainger plc	2,700
429,124	e	Gramercy Property Trust, Inc	2,472
24,900		Granite Real Estate Investment Trust	856
504,016		Great Eagle Holdings Ltd	1,710
819,398		Great Portland Estates plc	8,469
9,499,377	*	Green REIT plc	15,598
428,000		Greenland Hong Kong Holdings Ltd	164
35,900	e	Greentown China Holdings Ltd	34
2,372,883		Growthpoint Properties Ltd	5,182
682,000		Guangdong Land Holdings Ltd	134
8,294,056	e	Guangzhou Investment Co Ltd	1,471
3,527,108	e	Guangzhou R&F Properties Co Ltd	3,560
3,031,000		GZI Real Estate Investment Trust	1,444
312,561		H&R Real Estate Investment Trust	6,101
3,910		Haesung Industrial Co Ltd	117
164,349		Halk Gayrimenkul Yatrm Ortakli	80
39,490	e	Hamborner AG.	404
292,084		Hammerson plc	2,712
1,811,495		Hang Lung Group Ltd	8,975
16,757,071		Hang Lung Properties Ltd	47,630
328		Hankyu Reit, Inc	1,888
78,524		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,085
1,817,023		Hansteen Holdings plc	3,049
350,999		Hatteras Financial Corp	6,304
734,164		HCP, Inc	29,154
523,303		Health Care REIT, Inc	32,638
365,253		Healthcare Realty Trust, Inc	8,649
414,269		Healthcare Trust of America, Inc	4,806
33,800		Heiwa Real Estate Co Ltd	532
193,551		Helical Bar plc	1,098
164,894		Heliopolis Housing	1,440
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,285,800		Hemaraj Land and Development PCL (Foreign)	$3,031
4,027,906	e	Henderson Land Development Co Ltd	26,076
734,374		Hersha Hospitality Trust	4,678
17,836,200	*,e	Hibernia REIT plc	25,907
603,250		Highwealth Construction Corp	962
334,477		Highwoods Properties, Inc	13,011
169,000		Ho Bee Investment Ltd	266
63,875		Home Properties, Inc	3,720
228,000		Hong Fok Corp Ltd	173
260,994		Hongkong Land Holdings Ltd	1,774
982,000	*,e	Hopson Development Holdings Ltd	846
324,994		Hospitality Properties Trust	8,726
3,278,068		Host Marriott Corp	69,921
287,642	*	Housing Development & Infrastruture Ltd	388
178,846	*	Howard Hughes Corp	26,827
268,235		Huaku Development Co Ltd	511
145,000		Huang Hsiang Construction Co	186
226,238		Hudson Pacific Properties	5,579
180,719		Hufvudstaden AB (Series A)	2,246
7,080	*	Hulic Reit, Inc	11,385
292,362		Hung Poo Real Estate Development Corp	237
553,000		Hung Sheng Construction Co Ltd	373
1,064,000	e	Hutchison Harbour Ring Ltd	86
550,229		Hyprop Investments Ltd	4,232
1,336,125		Hysan Development Co Ltd	6,165
11,934		Icade	1,008
4,441		Ichigo Real Estate Investment Corp	3,367
1,440,690		IGB Corp BHD	1,260
2,230,600		IGB Real Estate Investment Trust	898
81,300		Iguatemi Empresa de Shopping Centers S.A.	824
1,257,900		IJM Land BHD	1,268
171,073	e	Immobiliare Grande Distribuzione	143
1,355,948	*,e,m	Immoeast AG.	0	^
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	0	^
281,672	*	Immofinanz Immobilien Anlagen AG.	799
225,932		Indiabulls Real Estate Ltd	246
189	e	Industrial & Infrastructure Fund Investment Corp	1,567
1,820,300		ING Office Fund	5,336
374,342		Inland Real Estate Corp	3,710
2,228,795	*	Inmobiliaria Colonial S.A.	1,576
91,800		InnVest Real Estate Investment Trust	435
26,900		InterRent Real Estate Investment Trust	132
1,922		Intershop Holdings	717
13,215		Intervest Offices	359
447,417		Invesco Mortgage Capital, Inc	7,033
452,227		Investors Real Estate Trust	3,482
654,909		IOI Properties Group Sdn BHD	523
1,364,506		Is Gayrimenkul Yatirim Ortakligi AS	767
309,028	*	iStar Financial, Inc	4,172
1,144	*	Japan Excellent, Inc	1,470
9,193	*	Japan Hotel REIT Investment Corp	5,601
842	*	Japan Logistics Fund Inc	1,862
270		Japan Prime Realty Investment Corp	973
294		Japan Real Estate Investment Corp	1,512
3,362	e	Japan Rental Housing Investments, Inc	2,335
1,514		Japan Retail Fund Investment Corp	3,052
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,195		Jerusalem Economy Ltd	$161
17,193	*	Jerusalem Oil Exploration	742
276,800		JHSF Participacoes S.A.	406
1,728,650	m	Jiangsu Future Land Co Ltd	876
3,691	e	Joint Reit Investment Corp	3,597
108,759		Jones Lang LaSalle, Inc	13,741
7,400	e	Jowa Holdings Co Ltd	254
1,080,639		K Wah International Holdings Ltd	603
4,642,000	e	Kaisa Group Holdings Ltd	1,763
770,480		KEE TAI Properties Co Ltd	470
1,526		Kenedix Realty Investment Corp	8,194
705	*	Kenedix Residential Investment Corp	1,803
387,400	*,e	Kenedix, Inc	1,671
264,447	e	Kennedy-Wilson Holdings, Inc	6,336
1,380,419		Keppel Land Ltd	3,785
2,674,640		Kerry Properties Ltd	8,967
51,600	e	Killam Properties, Inc	477
191,889		Kilroy Realty Corp	11,406
382,762		Kimco Realty Corp	8,386
383,000		Kindom Construction Co	341
362,280	*	King’s Town Construction Co Ltd	296
126,788		Kite Realty Group Trust	3,073
1,177,982		Kiwi Income Property Trust	1,071
79,600		KLCC Property Holdings BHD	161
63,262		Klepierre	2,767
238,206		Klovern AB	1,146
298,324		Korea Real Estate Investment Trust Co	759
3,055,130		Kowloon Development Co Ltd	3,535
2,037,138	e	K-REIT Asia	1,901
307,001	e	Kungsleden AB	1,819
428,185		Kuoyang Construction Co Ltd	196
7,311,231		KWG Property Holding Ltd	5,122
120,412,000		Lai Fung Holdings Ltd	2,553
73,030,250	*,e	Lai Sun Development	1,753
297,096		Land Securities Group plc	4,988
4,068,500		Langham Hospitality Investments Ltd	1,741
379,384		LaSalle Hotel Properties	12,990
455,800		LBS Bina Group BHD	235
418,693	*	LC Corp S.A.	232
77,631		LEG Immobilien AG.	5,367
516,716		Lend Lease Corp Ltd	6,488
239,011	*	Leopalace21 Corp	1,313
760,295	e	Lexington Corporate Properties Trust	7,443
293,003		Liberty International plc	1,526
186,962		Liberty Property Trust	6,218
3,003,281		Link REIT	17,331
1,868,000	e	Lippo-Mapletree Indonesia Retail Trust	578
1,326,000		Logan Property Holdings Co Ltd	394
616,357		London & Stamford Property plc	1,389
952,000		Long Bon International Co Ltd	623
1,823,620		Longfor Properties Co Ltd	2,084
1,950,000		LPN Development PCL	1,301
151,300		LPS Brasil Consultoria de Imoveis S.A.	674
306,247		LSR Group (GDR)	1,114
157,653		LTC Properties, Inc	5,816
61,009		Macerich Co	3,894
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
663,387		Mack-Cali Realty Corp	$12,677
315,591		Macquarie CountryWide Trust	1,049
852,211		Macquarie Goodman Group	3,851
3,305,590		Macquarie MEAG Prime REIT	2,046
1,445,378		Mah Sing Group BHD	1,070
5,500	*,e	Mainstreet Equity Corp	200
35,779	*,e,m	Mapeley Ltd	62
3,177,287	e	Mapletree Commercial Trust	3,512
4,739,000	e	Mapletree Greater China Commercial Trust	3,359
3,035,661		Mapletree Industrial Trust	3,377
3,690,804		Mapletree Logistics Trust	3,342
587,550		Matrix Concepts Holdings BHD	582
29,383		Mazaya Qatar Real Estate Development Q.S.C	196
1,386,000		MBK PCL	697
641,923		Medical Properties Trust, Inc	7,870
53,469	*	Medinet Nasr Housing	343
46,651,200		Megaworld Corp	5,222
28,550		Melisron Ltd	768
52,263		Mercialys S.A	1,140
621,700		Mexico Real Estate Management S.A. de C.V.	1,095
1,400,397		MFA Mortgage Investments, Inc	10,895
1,038	*	MID Reit, Inc	2,565
202,974		Mid-America Apartment Communities, Inc	13,325
1,558,929	*,e	Midland Holdings Ltd	752
1,448,000	*	Mingfa Group	377
1,918,000		Minmetals Land Ltd	217
1,765,720		Mirvac Group	2,656
781,837		Mitsubishi Estate Co Ltd	17,620
2,551,022		Mitsui Fudosan Co Ltd	78,287
198,500		MKH BHD	224
7,564		Mobimo Holding AG.	1,464
225,777	e	Monmouth Real Estate Investment Corp (Class A)	2,285
47,700		Morguard North American Reside	435
57,821		Morguard Real Estate Investment Trust	957
2,782	*	Mori Hills REIT Investment Corp	3,868
1,073	*	Mori Trust Sogo Reit, Inc	1,985
227,027		Multiplan Empreendimentos Imobiliarios S.A.	4,649
140,300		Naim Holdings BHD	149
129,797		National Health Investors, Inc	7,417
11,685		National Leasing	90
279,077	e	National Retail Properties, Inc	9,648
113,255,000	*	Natural Park PCL	175
1,784,000	*	Neo-China Land Group Holdings Ltd	342
169,000		New Century Real Estate Investment Trust	72
1,540,000	*	New City Development Group Ltd	92
1,022,989		New Residential Investment Corp	5,964
3,148,614		New World China Land Ltd	1,784
14,376,664		New World Development Co Ltd	16,748
337,393	e	New York Mortgage Trust, Inc	2,439
626,174	*,e	New York REIT, Inc	6,437
132,865		NewRiver Retail Ltd	638
65,665		Nexity	2,425
161,863		Nieuwe Steen Investments NV	851
435		Nippon Accommodations Fund, Inc	1,571
314		Nippon Building Fund, Inc	1,653
2,237		Nippon ProLogis REIT, Inc	5,201
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,628	*	Nitsba Holdings 1995 Ltd	$403
145,729		Nomura Real Estate Holdings, Inc	2,506
6,364	*	Nomura Real Estate Master Fund, Inc	7,989
411		Nomura Real Estate Office Fund, Inc	1,882
144		Nomura Real Estate Residential Fund, Inc	751
34,769		Northern Property Real Estate Investment Trust	873
1,028,499		NorthStar Realty Finance Corp	18,174
18,200		NorthWest Healthcare Properties Real Estate Investment Trust	158
678,585		Norwegian Property ASA	1,015
123,300		NTT Urban Development Corp	1,296
81,214		Oberoi Realty Ltd	286
789,717	e	Omega Healthcare Investors, Inc	27,000
49,572		One Liberty Properties, Inc	1,003
28,000		Open House Co Ltd	522
1,200,000	*	Orbit Corp Ltd	278
3,977	*	Orix JREIT, Inc	4,999
761,000	e	OUE Hospitality Trust	543
38,635	e	Owens Realty Mortgage, Inc	551
786,074	*	Palm Hills Developments SAE	474
25		Paramount Corp BHD	0	^
719,000		Parkway Life Real Estate Investment Trust	1,302
267,103		Parkway Properties, Inc	5,016
2,207,753		Parque Arauco S.A.	4,217
33,451	*	Patrizia Immobilien AG.	448
412,100		Pavilion Real Estate Investment Trust	183
232,259		Pebblebrook Hotel Trust	8,673
257,154		Pennsylvania REIT	5,128
266,417		Pennymac Mortgage Investment Trust	5,709
550,000	e	Perennial China Retail Trust	222
891,183		Phoenix Mills Ltd	4,888
145,171		Physicians Realty Trust	1,992
228,915	e	Piedmont Office Realty Trust, Inc	4,038
79,374		Plum Creek Timber Co, Inc	3,096
10,000		Polski Holding Nieruchomosci S.A.	74
2,786,117	e	Poly Hong Kong Investment Ltd	1,070
8,341,160		Polytec Asset Holdings Ltd	1,171
339,412		Post Properties, Inc	17,425
257,985		Potlatch Corp	10,374
2,048,000	e	Powerlong Real Estate Holdings Ltd	264
1,080	*	Premier Investment Co	4,827
148,679		Prestige Estates Projects Ltd	527
1,291,900		Preuksa Real Estate PCL (Foreign)	1,362
104,760		Primary Health Properties plc	564
153,665	*	Prime Office AG.	588
1,256,826		Prince Housing & Development Corp	499
1,485,668		Prologis, Inc	56,010
1,083,000		Prosperity REIT	336
112,220		PS Business Parks, Inc	8,544
108,067		PSP Swiss Property AG.	9,060
7,587,400		PT Agung Podomoro Land Tbk	213
13,493,300		PT Alam Sutera Realty Tbk	503
4,627,500		PT Bekasi Fajar Industrial Estate Tbk	222
7,004,527		PT Bumi Serpong Damai	887
27,486,800		PT Ciputra Development Tbk	2,289
16,297,500		PT Ciputra Property Tbk	976
3,747,500		PT Ciputra Surya Tbk	648
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,080,000		PT Intiland Development Tbk	$337
103,258,087		PT Kawasan Industri Jababeka Tbk	2,083
472,800	*	PT Lippo Cikarang Tbk	307
47,233,897		PT Lippo Karawaci Tbk	3,645
9,155,900		PT Modernland Realty Tbk	398
2,502,400	*	PT Nirvana Development Tbk	46
31,166,100		PT Pakuwon Jati Tbk	1,034
24,409,000	*	PT Sentul City Tbk	201
14,526,500		PT Summarecon Agung Tbk	1,452
616,480		Public Storage, Inc	102,237
3,046,170		Puravankara Projects Ltd	5,035
73,300		Pure Industrial Real Estate Trust	290
35,634	e	QTS Realty Trust, Inc	1,081
21,665,432		Quality House PCL	2,810
621,176	*	Quintain Estates & Development plc	898
2,106,470		Radium Life Tech Co Ltd	1,228
296,929	e	RAIT Investment Trust	2,206
1,007,580		RAK Properties PJSC	274
267,555		Ramco-Gershenson Properties	4,348
170,792		Rayonier, Inc	5,318
13,200	*	Raysum Co Ltd	121
39,341	e	Re/Max Holdings, Inc	1,170
79,621	*,e	Realia Business S.A.	117
2,601,109	*	Realogy Holdings Corp	96,761
74,183	e	Realty Income Corp	3,026
519,267		Rebosis Property Fund Ltd	529
196,000	e	Redco Properties Group Ltd	84
2,037,369		Redefine International plc	1,701
6,769,841		Redefine Properties Ltd	5,828
301,541	e	Redwood Trust, Inc	5,000
26,271,000		Regal Real Estate Investment Trust	6,908
619,281		Regency Centers Corp	33,336
22,600		Relo Holdings, Inc	1,559
13,479,500	*,e	Renhe Commercial Holdings Co Ltd	573
492,028		Resilient Property Income Fund Ltd	3,181
471,350	e	Resource Capital Corp	2,295
350,303		Retail Opportunities Investment Corp	5,149
1,061,232		Retail Properties of America, Inc	15,526
143,801	e	Rexford Industrial Realty, Inc	1,990
398,777		RioCan Real Estate Investment Trust	9,140
566,245		RLJ Lodging Trust	16,121
458,000		Road King Infrastructure	410
2,625,700		Robinsons Land Corp	1,423
133,663	e	Rouse Properties, Inc	2,161
702,488		Ruentex Development Co Ltd	1,134
145,198	e	Ryman Hospitality Properties	6,868
3,405,100		S.A. Corporate Real Estate Fund	1,334
567,224	e	Sabana Shari’ah Compliant Industrial REIT	449
146,430		Sabra Healthcare REIT, Inc	3,561
440,991		Safestore Holdings plc	1,530
120,000		Saizen REIT	84
13,518,732		Sansiri PCL	931
38,000		Sao Carlos Empreendimentos e Participacoes S.A.	557
51,197		Saul Centers, Inc	2,393
287,083		Savills plc	2,846
1,699,200		SC Asset Corp PCL	204
17,749,885	*	Scentre Group	51,070
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
774,173		Segro plc	$4,544
149,767		Select Income REIT	3,602
32,583	e	Selvaag Bolig ASA	106
75,313		Senior Housing Properties Trust	1,576
1,100,570		Shaftesbury plc	12,129
339,040		Shanghai Jinqiao Export Processing Zone Development Co Ltd	375
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	118
19,995,430		Shanghai Real Estate Ltd	577
1,002,000	e	Shell Electric MFG	568
3,015,668		Shenzhen Investment Ltd	846
1,783,825	e	Shimao Property Holdings Ltd	3,603
474,830	*	Shining Building Business Co Ltd	309
327,400		Shoei Co Ltd	3,468
1,919,670		Shopping Centres Australasia Property Group	2,822
8,803,667	e	Shui On Land Ltd	1,973
150	*	SIA Reit, Inc	595
139,326		Silver Bay Realty Trust Corp	2,258
1,496,766		Simon Property Group, Inc	246,098
992,600	*	SingHaiyi Group Ltd	117
2,350,637		Sino Land Co	3,623
2,132,000	*	Sinolink Worldwide Holdings Ltd	173
11,879,533		Sino-Ocean Land Holdings Ltd	6,247
234,998		Sinpas Gayrimenkul Yatirim Ortakligi AS	87
711,509		Sinyi Realty Co	899
54,179	*	Six of October Development & Investment	137
661,071		SL Green Realty Corp	66,980
13,032,916		SM Prime Holdings	5,076
595,645		Sobha Developers Ltd	3,891
1,049		Societe de la Tour Eiffel	62
6,314,350	e	Soho China Ltd	4,567
1,602,000		Soilbuild Business Space REIT	999
72,800		Sonae Sierra Brasil S.A.	545
94,000		Soundwill Holdings Ltd	150
141,519		Sovran Self Storage, Inc	10,523
107,114		Sparkassen Immobilien AG.	833
1,621,037		Spirit Realty Capital, Inc	17,783
420,946		Sponda Oyj	1,898
346,000		Spring Real Estate Investment Trust	165
335,385		ST Modwen Properties plc	1,995
190,203	*,e	St. Joe Co	3,791
188,746	e	STAG Industrial, Inc	3,909
1,062,909		Starwood Property Trust, Inc	23,341
146,763	e	Starwood Waypoint Residential Trust	3,817
2,941,599		Stockland Trust Group	10,163
1,884,435	*	Strategic Hotels & Resorts, Inc	21,954
16,540		Sumitomo Real Estate Sales Co Ltd	381
467,321		Sumitomo Realty & Development Co Ltd	16,649
309,839		Summit Hotel Properties, Inc	3,340
181,678		Sun Communities, Inc	9,175
18,500	e	Sun Frontier Fudousan Co Ltd	212
4,622,780		Sun Hung Kai Properties Ltd	65,593
6,728,000		Sunac China Holdings Ltd	5,094
1,016,000		Sunlight Real Estate Investment Trust	410
1,074,928		Sunstone Hotel Investors, Inc	14,855
2,457,298		Suntec Real Estate Investment Trust	3,388
1,828,634		Sunteck Realty Ltd	9,032
1,536,658		Sunway BHD	1,611
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,672,900		Sunway Real Estate Investment	$1,247
2,676,400		Supalai PCL	2,142
663,693		Swire Pacific Ltd (Class A)	8,543
1,017,301		Swire Properties Ltd	3,170
53,254		Swiss Prime Site AG.	3,951
1,256,600		TA Global BHD	148
270,045	e	TAG Tegernsee Immobilien und Beteiligungs AG.	3,053
552,668		Taiwan Land Development Corp	196
520,100	e	Takara Leben Co Ltd	1,936
1,210,882		Talaat Moustafa Group	1,939
651,172		Tanger Factory Outlet Centers, Inc	21,306
39,118		Taubman Centers, Inc	2,856
95,172		Technopolis plc	482
48,430	*	Tejon Ranch Co	1,358
127,355		Terreno Realty Corp	2,398
404,000	e	TF Administradora Industrial S de RL de C.V.	885
1,437,080		Ticon Industrial Connection PCL (Foreign)	805
120,000		Times Property Holdings Ltd	47
52,800		TOC Co Ltd	341
1,161,079		Tokyo Tatemono Co Ltd	9,408
95,929		Tokyu Fudosan Holdings Corp	659
1,981	*	Tokyu REIT, Inc	2,613
280	*	Top REIT Inc	1,226
509,409		Torunlar Gayrimenkul Yatirim Ortakligi AS	688
1,639,100	e	Tosei Corp	10,430
68,872	e	Trade Street Residential, Inc	492
1,059,400		Tropicana Corp BHD	410
714,108		Tuan Sing Holdings Ltd	252
1,133,621		Two Harbors Investment Corp	10,962
174,614		UDR, Inc	4,758
1,354,160		UEM Land Holdings BHD	750
80,808	e	UMH Properties, Inc	768
171,062		Unibail-Rodamco	43,990
329,273		Unite Group plc	2,259
6,224,430	*	Unitech Corporate Parks plc	5,222
47,602,889	*	Unitech Ltd	14,458
86,814		United Development Co PSC	691
528,323		United Overseas Land Ltd	2,735
3,189		United Urban Investment Corp	4,895
989,000		Univentures PCL	340
51,621		Universal Health Realty Income Trust	2,152
983,048		UOA Development BHD	632
97,557		Urstadt Biddle Properties, Inc (Class A)	1,980
115,071		Vakif Gayrimenkul Yatirim Ortakligi AS	143
18,900		Vastned Retail NV	865
804,126		Ventas, Inc	49,816
8,568,500		Vista Land & Lifescapes, Inc	1,178
977,125		Vornado Realty Trust	97,673
869,105		Vukile Property Fund Ltd	1,280
191,268		Wallenstam Byggnads AB (B Shares)	2,892
100,000	*	Wanda Commercial Properties Group Co Ltd	21
26,581		Warehouses De Pauw SCA	1,918
660,540		Washington Prime Group, Inc	11,546
246,918	e	Washington REIT	6,267
128,090		Weingarten Realty Investors	4,035
22,698		Wereldhave NV	1,869
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
149,594	e	Western Asset Mortgage Capital Corp	$2,211
4,605,312		Westfield Corp	30,008
335,701		Weyerhaeuser Co	10,695
370,597		WHA Corp PCL	449
5,631,676		Wharf Holdings Ltd	40,000
1,928,064		Wheelock & Co Ltd	9,197
610,097		Wheelock Properties S Ltd	861
80,773	e	Whitestone REIT	1,126
152,569		Wihlborgs Fastigheter AB	2,617
428,832		Wing Tai Holdings Ltd	593
150,166		Workspace Group plc	1,540
60,296	e	WP Carey, Inc	3,845
4,566,000		Wuzhou International Holdings Ltd	1,133
5,630,000	e	Yanlord Land Group Ltd	4,737
1,197,000	*,e	Ying Li International Real Estate Ltd	257
11,753		YNH Property BHD	7
3,152,120	e	Yuzhou Properties Co	674
672,000		Zall Development Group Ltd	236
3,858,800		Zhong An Real Estate Ltd	497
394		Zug Estates Holding AG	484
		TOTAL REAL ESTATE	4,276,378

RETAILING - 3.6%
93,127	*	1-800-FLOWERS.COM, Inc (Class A)	670
90,369		Aaron’s, Inc	2,198
205,991		ABC-Mart, Inc	10,521
848,572	e	Abercrombie & Fitch Co (Class A)	30,837
385,454		Advance Auto Parts, Inc	50,225
291,947	*,e	Aeropostale, Inc	961
15,600		Alpen Co Ltd	240
1,141,427	*	Amazon.com, Inc	368,042
867,674	e	American Eagle Outfitters, Inc	12,599
27,842	*	America’s Car-Mart, Inc	1,102
379,837	*	Ann Taylor Stores Corp	15,623
867,210	*	AO World plc	2,643
40,800		AOKI Holdings, Inc	470
50,341		Aoyama Trading Co Ltd	1,173
41,100		Arc Land Sakamoto Co Ltd	963
13,800		Asahi Co Ltd	155
110,939	*	Asbury Automotive Group, Inc	7,147
125,820	*	Ascena Retail Group, Inc	1,673
19,100	e	ASKUL Corp	401
90,562	*,e	ASOS plc	3,303
70,874	*,e	Audiovox Corp (Class A)	659
309,000		Aurora Corp	519
270,788	e	Autobacs Seven Co Ltd	4,205
30,800		AutoCanada, Inc	1,497
225,034		Automotive Holdings Group	742
45,003	*	Autonation, Inc	2,264
136,150	*	AutoZone, Inc	69,390
1,683,520	*	B&M European Value Retail S.A.	7,505
144,646	*	B2W Companhia Global Do Varejo	1,938
529,336	*	Barnes & Noble, Inc	10,449
2,771,051		Beauty Community PCL (ADR)	2,560
126,194		Bebe Stores, Inc	293
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
804,105	*,e	Bed Bath & Beyond, Inc	$52,934
5,775,200		Belle International Holdings Ltd	6,494
115,900		Belluna Co Ltd	509
202,600		Berjaya Auto BHD	212
4,461,725		Best Buy Co, Inc	149,869
227,000	e	BIC CAMERA, Inc	2,140
70,726		Big 5 Sporting Goods Corp	663
313,913		Big Lots, Inc	13,514
59,948		Bilia AB (A Shares)	1,606
83,659	*	Blue Nile, Inc	2,388
1,339,800	e	Bonjour Holdings Ltd	184
52,435	e	Bon-Ton Stores, Inc	438
1,287,000	*,e,m	Boshiwa International Holding	2
42,674	*	Boyner Buyuk Magazacilik	86
90,411	e	Breville Group Ltd	554
182,874		Brown Shoe Co, Inc	4,961
83,848	e	Buckle, Inc	3,806
40,975	*	Build-A-Bear Workshop, Inc	536
108,584	*	Burlington Stores, Inc	4,328
589,030		Byggmax Group AB	3,837
89,407	*,e	Cabela’s, Inc	5,266
70,766		Canadian Tire Corp Ltd	7,251
180,500		Canon Marketing Japan, Inc	3,477
690,203	*,e	Carmax, Inc	32,060
271,995	e	Cash Converters International Ltd	257
22,690		Cashbuild Ltd	284
98,380		Cato Corp (Class A)	3,390
71,776	*,e	CDON Group AB	218
598,000		Century Ginwa Retail Holdings Ltd	125
155,477		Chico’s FAS, Inc	2,296
360,946	e	Children’s Place Retail Stores, Inc	17,203
849,000		China Harmony Auto Holding Ltd	515
2,918,000	e	China Merchants Land Ltd	383
589,500		China Yongda Automobiles Services Holdings Ltd	515
5,766,500	e	China ZhengTong Auto Services Holdings Ltd	3,366
22,100		Chiyoda Co Ltd	447
22,600		Chori Co Ltd	295
464,000		Chow Sang Sang Holding	1,105
168,437	*	Christopher & Banks Corp	1,666
196,600		Cia Hering	1,992
57,764	*	Citi Trends, Inc	1,277
4,212		CJ O Shopping Co Ltd	1,284
99,556	e	Clas Ohlson AB (B Shares)	1,687
81,420	*,e	Conn’s, Inc	2,465
51,431	*,e	Container Store Group, Inc	1,120
100,104		Core-Mark Holding Co, Inc	5,310
36,428	*,e	Coupons.com, Inc	436
192,021		CST Brands, Inc	6,903
163,893	*	Ctrip.com International Ltd (ADR)	9,303
1,256,300	e	Dah Chong Hong Holdings Ltd	727
210,800	*,e	Daiei, Inc	241
295,700		DCM Japan Holdings Co Ltd	2,027
3,358,055		Debenhams plc	3,166
60,735		Delek Automotive Systems Ltd	659
5,125	e	Delticom AG.	112
48,260		Destination Maternity Corp	745
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
129,210	*	Destination XL Group, Inc	$610
549,966	e	Dick Smith Holdings Ltd	1,056
96,468		Dick’s Sporting Goods, Inc	4,233
800,803		Dickson Concepts International Ltd	434
26,091		Dieteren S.A.	1,013
194,525	e	Dillard’s, Inc (Class A)	21,199
62,640		Dogus Otomotiv Servis ve Ticaret AS	243
493,587	*	Dollar General Corp	30,163
633,015	*	Dollar Tree, Inc	35,493
103,239		Dollarama, Inc	8,757
64,510		Don Quijote Co Ltd	3,702
21,600		Doshisha Co Ltd	370
686,102		DSW, Inc (Class A)	20,659
30,400	*	Dufry Group	4,623
192,115		Dunelm Group plc	2,569
181,538	*,e	E-Commerce China Dangdang, Inc (ADR)	2,215
393,983	e	EDION Corp	2,490
202,876		El Puerto de Liverpool SAB de C.V.	2,342
237,000		E-LIFE MALL Corp	488
4,030,000	e	Emperor Watch & Jewellery Ltd	184
274,114		Empresas Hites S.A.	126
2,600,000	*	Empresas La Polar S.A.	178
2,976,500		Esprit Holdings Ltd	3,848
976,078		Expedia, Inc	85,524
381,517	*	Express Parent LLC	5,955
110,936	e	Family Dollar Stores, Inc	8,569
890,582		Far Eastern Department Stores Co Ltd	858
58,189		Fast Retailing Co Ltd	19,499
267,638		Finish Line, Inc (Class A)	6,699
161,409	*,e	Five Below, Inc	6,393
36,180	*	Folli Follie S.A.	1,346
745,059		Foot Locker, Inc	41,463
223,570	e	Foschini Ltd	2,319
129,125	*	Francesca’s Holdings Corp	1,799
136,019		Fred’s, Inc (Class A)	1,904
69,625	*	FTD Cos, Inc	2,375
17,000		Fuji Co Ltd	337
52,839	*,e	Gaiam, Inc (Class A)	388
1,296,190	e	GameStop Corp (Class A)	53,403
358,713		Gap, Inc	14,955
87,037	*	Genesco, Inc	6,506
275,299		Genuine Parts Co	24,146
47,400		Geo Corp	408
1,136,000	e	Giordano International Ltd	616
107,593		GNC Holdings, Inc	4,168
9,516,800	e	Golden Eagle Retail Group Ltd	11,067
464,000		Goldlion Holdings Ltd	194
20,697,961	e	GOME Electrical Appliances Holdings Ltd	3,350
87,378		Group 1 Automotive, Inc	6,353
10,709	*	Groupe Fnac	398
2,983,312	*,e	Groupon, Inc	19,929
221,500	*,e	Grupo Famsa SAB de C.V.	219
3,121		GS Home Shopping, Inc	752
4,097,000	*,e	GSH Corp Ltd	250
225,908		Guess?, Inc	4,963
58,400		Gulliver International Co Ltd	497
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
862		GwangjuShinsegae Co Ltd	$258
210,631		Halfords Group plc	1,613
166,100	e	Hankyu Department Stores, Inc	2,781
967,367	e	Harvey Norman Holdings Ltd	3,071
74,730		Haverty Furniture Cos, Inc	1,628
12,858,966	e	Hengdeli Holdings Ltd	2,053
1,345,230		Hennes & Mauritz AB (B Shares)	55,625
39,529	*,e	HHgregg, Inc	249
78,670	*,e	Hibbett Sports, Inc	3,354
28,800		Hikari Tsushin, Inc	2,047
7,866,073		Home Depot, Inc	721,633
3,345,391		Home Product Center PCL (Foreign)	1,073
1,389,564		Home Retail Group	3,742
293,779	*	HomeAway, Inc	10,429
14,610	e	Honeys Co Ltd	154
286,196		Hotai Motor Co Ltd	3,894
125,138		HSN, Inc	7,680
54,200	e	Hudson’s Bay Co	861
16,998		Hyundai Department Store Co Ltd	2,582
45,914		Hyundai H&S Co Ltd	904
6,241		Hyundai Home Shopping Network Corp	936
17,200		Ikyu	236
271,081		Imperial Holdings Ltd	4,172
1,653,065		Inchcape plc	17,190
895,164	*	Inditex S.A.	24,710
36,793		Interpark Corp	419
9,683	*	Interpark INT Corp	216
77,727,456	*	Intime Retail Group Co Ltd	66,169
64,471		Isetan Mitsukoshi Holdings Ltd	839
1,496,000		IT Ltd	502
39,100		Izumi Co Ltd	1,330
1,039,500	*	J Front Retailing Co Ltd	13,599
167,409	e	Jardine Cycle & Carriage Ltd	5,626
104,164	e	JB Hi-Fi Ltd	1,404
3,274,660	*,e	JC Penney Co, Inc	32,878
1,175,674	*,e	JD.com, Inc (ADR)	30,356
11,600	e	Jin Co Ltd	313
69,549		John Menzies plc	642
33,000		Joshin Denki Co Ltd	295
207,568	*	JUMBO S.A.	2,625
50,569	*	KappAhl Holding AB	265
199,190		Kathmandu Holdings Ltd	491
61,987	e	Keiyo Co Ltd	281
2,726,214		Kingfisher plc	14,258
68,386	*	Kirkland’s, Inc	1,102
622,564		Kohl’s Corp	37,995
26,700	e	Kohnan Shoji Co Ltd	297
25,800		Kolao Holdings	410
32,700		Komeri Co Ltd	743
210,863	e	K’s Holdings Corp	6,283
313,967		L Brands, Inc	21,030
59,256	*,e	Lands’ End, Inc	2,437
285,347	e	Lewis Group Ltd	1,429
4,451,119	e	Li & Fung Ltd	5,056
1,734,858	*	Liberty Interactive Corp	49,478
419,194	*	Liberty TripAdvisor Holdings, Inc	14,211
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
386,469	*	Liberty Ventures	$14,670
62,356	*	Lifestyle Properties Development Ltd	11
69,075		Lithia Motors, Inc (Class A)	5,228
383,122	*	LKQ Corp	10,187
130,337		Lojas Americanas S.A.	612
525,755		Lojas Americanas S.A.(Preference)	2,983
143,750		Lojas Renner S.A.	4,174
752,546		Lookers plc	1,635
15,896		Lotte Shopping Co Ltd	4,757
2,537,867		Lowe’s Companies, Inc	134,304
1,165,000		Luk Fook Holdings International Ltd	3,389
95,571	*,e	Lumber Liquidators, Inc	5,484
2,946,923		Macy’s, Inc	171,452
450,400		Magazine Luiza S.A.	1,395
3,428,000	e	Maoye International Holdings Ltd	570
92,470	*	MarineMax, Inc	1,558
66,500		Marisa Lojas S.A.	423
1,393,715		Marks & Spencer Group plc	9,113
545,574		Marui Co Ltd	4,493
97,956	e	Matas A.S.	2,249
30,800	e	Matsuya Co Ltd	383
44,443	*,e	Mattress Firm Holding Corp	2,669
412,300		MBM Resources BHD	358
58,216	e	Mekonomen AB	1,259
156,192		Men’s Wearhouse, Inc	7,375
720,465		Mercuries & Associates Ltd	444
1,873,035		MFI Furniture plc	10,269
10,701	*	Michaels Cos, Inc	187
20,616		Mobilezone Holding AG.	223
96,399	e	Monro Muffler, Inc	4,678
72,638	*,e	Mothercare plc	315
393,938		Mr Price Group Ltd	7,398
348,146	*	Murphy USA, Inc	18,473
601,472	e	Myer Holdings Ltd	1,030
154,767		N Brown Group plc	956
443,000		National Petroleum Co Ltd	495
293,103	*	NetFlix, Inc	132,242
1,200,330		New Carphone Warehouse plc	7,117
820,000	e	New World Department Store China Ltd	285
150,801	*	New York & Co, Inc	457
513,244		Next plc	54,935
47,000	e	Nishimatsuya Chain Co Ltd	367
46,300		Nitori Co Ltd	2,869
209,860		Nordstrom, Inc	14,348
142,318		Nutri/System, Inc	2,187
3,841,994	*,e	Ocado Ltd	16,418
1,936,914	*	Office Depot, Inc	9,956
110,000		OfficeMate PCL	174
442,865	*	Orbitz Worldwide, Inc	3,485
558,367	*	O’Reilly Automotive, Inc	83,956
848,000	e	OSIM International Ltd	1,748
61,877	*,e	Outerwall, Inc	3,471
94,564	*,e	Overstock.com, Inc	1,594
1,191,285		Pacific Brands Ltd	505
136,196	*,e	Pacific Sunwear Of California, Inc	245
1,371,200		Padini Holdings BHD	803
10,000		Pal Co Ltd	272
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
35,100		Paltac Corp	$430
150,000		Pantaloon Retail India Ltd	283
19,400	*	Parco Co Ltd	157
24,000		Paris Miki, Inc	107
501,455		Parkson Holdings BHD	441
1,415,000	e	Parkson Retail Group Ltd	409
206,628		Penske Auto Group, Inc	8,387
200,592	*	PEP Boys - Manny Moe & Jack	1,787
62,273	e	PetMed Express, Inc	847
434,283		Petsmart, Inc	30,439
451,611		Pier 1 Imports, Inc	5,370
16,110	e	Point, Inc	314
5,723,500	*	Pou Sheng International Holdings Ltd	487
154,294	*	Poundland Group plc	790
60,317		Poya Co Ltd	377
15,803		PPR	3,186
85,028		Premier Investments Ltd	764
208,991	*	Priceline.com, Inc	242,133
8,322,300		PT ACE Hardware Indonesia Tbk	604
5,297,686		PT Matahari Department Store Tbk	7,057
1,111,300		PT Matahari Putra Prima Tbk	287
806,300		PT Mitra Adiperkasa Tbk	364
2,608,000	*	PT Mitra Pinasthika Mustika Tbk	220
22,205,400		PT Multipolar Corp Tbk	1,892
6,001,300		PT Ramayana Lestari Sentosa Tbk	455
5,767,900		PT Tiphone Mobile Indonesia Tbk	449
819,893		Rakuten, Inc	9,438
109,537		Reitmans Canada Ltd	646
27,680	e	Reject Shop Ltd	217
190,937		Rent-A-Center, Inc	5,795
290,082	*,e	Restoration Hardware Holdings, Inc	23,076
99,843	*,e	RetailMeNot, Inc	1,613
1,710,109		Ripley Corp S.A.	920
165,022		RONA, Inc	2,010
423,807		Ross Stores, Inc	32,031
30,400		Ryohin Keikaku Co Ltd	3,624
962,000	e	SA SA International Holdings Ltd	659
1,182,108		SACI Falabella	8,920
316,259	*	Sally Beauty Holdings, Inc	8,656
69,649	e	Sanrio Co Ltd	2,019
52,400		Sears Canada, Inc	522
28,828	*,e	Sears Holdings Corp	727
48,511	*,e	Sears Hometown and Outlet Stores, Inc	752
164,370	*	Select Comfort Corp	3,439
309,000		Senao International Co Ltd	610
68,200	e	Senshukai Co Ltd	547
11,443	*	Seobu Truck Terminal Co Ltd	261
41,800		Seria Co Ltd	1,594
51,000		Shimachu Co Ltd	1,178
5,103		Shimamura Co Ltd	469
13,744		Shinsegae Co Ltd	2,854
2,779		Shinsegae International Co Ltd	358
55,986		Shoe Carnival, Inc	997
19,615		Shopper’s Stop Ltd	175
137,713	*	Shutterfly, Inc	6,712
1,363,550		Siam Global House PCL	589
1,537,000		Sichuan Xinhua Winshare Chainstore Co Ltd	1,356
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
147,227		Signet Jewelers Ltd	$16,771
10,000		Signet Jewelers Ltd (London)	1,143
144,217		Sonic Automotive, Inc (Class A)	3,535
2,232,000	*	Sparkle Roll Group Ltd	103
451,941	*,e	Sports Direct International plc	4,516
30,869	*,e	Sportsman’s Warehouse Holdings, Inc	208
7,298,000		Springland International Holdings Ltd	2,762
120,892		Stage Stores, Inc	2,068
1,604,385		Staples, Inc	19,413
64,300		Start Today Co Ltd	1,397
103,114		Stein Mart, Inc	1,191
327,000		Stelux Holdings International	84
27,988	e	Stockmann Oyj Abp (B Share)	305
19,903,302	*	Summit Ascent Holdings Ltd	8,320
136,723	e	Super Cheap Auto Group Ltd	994
419,903	*	Super Group Ltd	1,151
706,260	*	SuperGroup plc	12,958
41,213		Systemax, Inc	514
204,819		Takashimaya Co Ltd	1,713
39,829		Takkt AG.	679
1,042,348		Target Corp	65,334
26,600		Telepark Corp	255
7,817,865		Test-Rite International Co	5,058
338,621		Thorn Group Ltd	726
248,356		Tiffany & Co	23,919
82,055	*,e	Tile Shop Holdings, Inc	759
35,849	*	Tilly’s, Inc	270
1,354,517		TJX Companies, Inc	80,147
13,350		Tokyo Derica Co Ltd	206
41,978	*,e	Tom Tailor Holding AG.	734
204,888		Tractor Supply Co	12,603
393,731		Trade Me Ltd	1,075
9,451		Trent Ltd	211
618,272	*	TripAdvisor, Inc	56,522
392,483	e	Truworths International Ltd	2,361
261,000		Tsann Kuen Enterprise Co Ltd	310
173,303		Tsutsumi Jewelry Co Ltd	4,218
137,526	*,e	Tuesday Morning Corp	2,669
1,195,134	*	Ulta Salon Cosmetics & Fragrance, Inc	141,229
20,599		United Arrows Ltd	762
417,684	*	Urban Outfitters, Inc	15,329
34,590		USS Co Ltd	529
7,511	e	Valora Holding AG.	1,558
191,119	*	Valuevision International, Inc (Class A)	980
122,120	*	Via Varejo S.A.	1,218
107,676	*	Vitamin Shoppe, Inc	4,780
74,800		VT Holdings Co Ltd	268
120,520	e	Warehouse Group Ltd	288
62,564	*	West Marine, Inc	563
119,050	*	WEX, Inc	13,134
294,580		WH Smith plc	5,153
411,654		Williams-Sonoma, Inc	27,404
7,134		Winmark Corp	524
1,829,126	e	Woolworths Holdings Ltd	11,315
126,346	*	World Duty Free S.p.A	1,440
122,200	e	Wotif.com Holdings Ltd	332
95,500		Xebio Co Ltd	1,449
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
140,070	e	Yamada Denki Co Ltd	$409
38,100		Yellow Hat Ltd	838
118,486	*,e	Yoox S.p.A	2,712
788,723	e	Zhongsheng Group Holdings Ltd	845
2,921	*	zooplus AG.	203
25,257	*,e	zulily, Inc	957
65,865	*	Zumiez, Inc	1,851
		TOTAL RETAILING	4,428,757

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
1,760,780		A-DATA Technology Co Ltd	3,668
123,778	*	Advanced Energy Industries, Inc	2,326
885,819	*,e	Advanced Micro Devices, Inc	3,021
20,087,668		Advanced Semiconductor Engineering, Inc	23,463
174,018	e	Advantest Corp	2,247
106,223	*	Aixtron AG.	1,609
318,000		ALI Corp	281
78,588	*	Alpha & Omega Semiconductor Ltd	739
518,779		Altera Corp	18,562
166,819	*,e	Ambarella, Inc	7,285
287,301	*	Amkor Technology, Inc	2,416
70,802		ams AG.	2,677
405,399		Analog Devices, Inc	20,063
4,785,255		Applied Materials, Inc	103,409
228,411	*,e	Applied Micro Circuits Corp	1,599
421,650		Ardentec Corp	365
2,562,865		ARM Holdings plc	37,339
17,637	*	Asia Pacific Systems, Inc	117
52,098		ASM International NV	1,892
543,423	e	ASM Pacific Technology	5,378
820,333		ASML Holding NV	81,253
628,271	*	Atmel Corp	5,076
56,178	*	Atto Co Ltd	667
51,975	*,e	Audience, Inc	385
1,759,035		Avago Technologies Ltd	153,036
407,959	*	Axcelis Technologies, Inc	812
98,449		BE Semiconductor Industries NV	1,739
3,595,454		Broadcom Corp (Class A)	145,328
249,800		Brooks Automation, Inc	2,625
89,528	*	Cabot Microelectronics Corp	3,711
46,319	*	Cascade Microtech, Inc	469
297,361	*	Cavium Networks, Inc	14,788
80,076	*,e	Ceva, Inc	1,076
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
846,000		Chipbond Technology Corp	1,550
252,305		ChipMOS TECHNOLOGIES Bermuda Ltd	5,707
350,015	*,e	Cirrus Logic, Inc	7,298
95,450		Cohu, Inc	1,143
866,000	*	Comtec Solar Systems Group Ltd	157
160,312	*,e	Cree, Inc	6,565
166,499		CSR plc	2,046
470,176	e	Cypress Semiconductor Corp	4,643
22,956	*	D.I Corp	206
269,616		Dainippon Screen Manufacturing Co Ltd	1,377
72,558	*	Dialog Semiconductor plc	2,026
117,970	*	Diodes, Inc	2,822
37,172	e	Disco Corp	2,528
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,380	*	Dongbu HiTek Co Ltd	$147
83,447	*	DSP Group, Inc	740
14,318	*	Duksan Hi-Metal Co Ltd	152
423,000		Elan Microelectronics Corp	720
57,000		Elite Advanced Laser Corp	193
252,000		Elite Semiconductor Memory Technology, Inc	410
71,571		eMemory Technology, Inc	802
466,585	*	Entegris, Inc	5,366
325,928	*	Entropic Communications, Inc	867
8,914		Eo Technics Co Ltd	676
848,771		Epistar Corp	1,586
380,167	*	E-Ton Solar Tech Co Ltd	235
14,820		Eugene Technology Co Ltd	206
731,000		Everlight Electronics Co Ltd	1,565
141,920	*	Exar Corp	1,270
41,599	*	EZchip Semiconductor Ltd	1,003
560,082	*	Fairchild Semiconductor International, Inc	8,698
385,101		Faraday Technology Corp	435
406,462	*	First Solar, Inc	26,749
367,000		FocalTech Corp Ltd	2,516
423,000		Forhouse Corp	172
202,929	*	Formfactor, Inc	1,455
202,000		Formosa Advanced Technologies Co Ltd	147
415,000	*	Formosa Epitaxy, Inc	223
435,330	*,e	Freescale Semiconductor Holdings Ltd	8,502
11,192,800	*,e	GCL Poly Energy Holdings Ltd	4,103
25,269	*	GemVax & Kael Co Ltd	496
293,746	*	Genesis Photonics, Inc	168
27,686		Giga Solar Materials Corp	548
421,850	*	Gintech Energy Corp	368
81,000		Global Mixed Mode Technology, Inc	220
97,000		Global Unichip Corp	291
211,100		Globetronics Technology BHD	301
1,474,000		Greatek Electronics, Inc	1,888
194,561	*	Green Energy Technology, Inc	160
766,961	*,e	GT Solar International, Inc	8,306
719,700		Hana Microelectronics PCL (Foreign)	938
14,591,078	e	Hanergy Solar Group Ltd	2,687
9,200		Hanmi Semiconductor Co Ltd	144
12,651	*	Hansol LCD, Inc	163
44,036		Hermes Microvision, Inc	1,832
197,000		Holtek Semiconductor, Inc	347
1,429,506	*	Hynix Semiconductor, Inc	63,271
142,955		Iljin Display Co Ltd	1,102
212,584	*,e	Imagination Technologies Group plc	645
2,680,850		Infineon Technologies AG.	27,594
9,263	*	Innox Corp	131
2,263,644	*	Inotera Memories, Inc	3,349
92,880	*	Inphi Corp	1,336
597,069	*	Integrated Device Technology, Inc	9,523
108,246		Integrated Silicon Solution, Inc	1,487
17,204,289		Intel Corp	599,053
257,550	*	International Rectifier Corp	10,106
467,760		Intersil Corp (Class A)	6,647
635,648	*	IQE plc	174
89,402		IXYS Corp	939
44,303	*	Jusung Engineering Co Ltd	153
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,221,000		King Yuan Electronics Co Ltd	$1,039
260,350		Kinsus Interconnect Technology Corp	966
404,440		Kla-Tencor Corp	31,862
11,915		Koh Young Technology, Inc	320
45,565		Kontron AG.	285
250,695	*	Kopin Corp	852
5,389	*	Kulicke & Soffa Industries, Inc	77
1,403,372	e	Lam Research Corp	104,832
6,090,000	*	Landing International Development Ltd	333
624,073	*	Lattice Semiconductor Corp	4,681
9,609		LEENO Industrial Inc	370
330,726		Lextar Electronics Corp	331
1,010,915		Linear Technology Corp	44,875
286,000		Lingsen Precision Industries Ltd	149
314,000		Lite-On Semiconductor Corp	218
40,832	*	Lumens Co Ltd	275
36,295	*	MA-COM Technology Solutions	793
4,113,400	*	Macronix International	921
147,000		Malaysian Pacific Industries BHD	254
2,607	*	Manz Automation AG.	240
793,505		Marvell Technology Group Ltd	10,696
445,765		Maxim Integrated Products, Inc	13,480
109,810	*,e	MaxLinear, Inc	756
4,052,347		MediaTek, Inc	60,014
19,300	*	Megachips Corp	258
52,925		Melexis NV	2,413
139,583		Micrel, Inc	1,679
842,248	e	Microchip Technology, Inc	39,779
4,674,501	*	Micron Technology, Inc	160,148
28,571		Micronas Semiconductor Holdings, Inc	215
12,900	e	Micronics Japan Co Ltd	725
368,785	*	Microsemi Corp	9,371
15,200		Mimasu Semiconductor Industry Co Ltd	136
66,288		Mitsui High-Tec, Inc	430
199,461		MKS Instruments, Inc	6,658
117,899		Monolithic Power Systems, Inc	5,193
351,000		Motech Industries, Inc	464
917,000		MPI Corp	3,026
78,747	*	Nanometrics, Inc	1,189
691,484		Neo Solar Power Corp	785
16,406		NEPES Corp	91
342,802	*,e	Nordic Semiconductor ASA	2,020
2,496,426		Novatek Microelectronics Corp Ltd	12,320
2,300		Nuflare Technology, Inc	115
16,444	*	NVE Corp	1,061
1,681,406		Nvidia Corp	31,022
1,283,536	*	NXP Semiconductors NV	87,832
202,249	*	Omnivision Technologies, Inc	5,352
2,804,781	*	ON Semiconductor Corp	25,075
13,000		On-Bright Electronics, Inc	83
530,000		Opto Technology Corp	249
175,000		Orise Technology Co Ltd	238
57,401		Parade Technologies Ltd	636
125,738	*	PDF Solutions, Inc	1,586
100,319	*	Peregrine Semiconductor Corp	1,241
84,254	*	Pericom Semiconductor Corp	821
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
692,860		Phison Electronics Corp	$4,825
224,349	*	Photronics, Inc	1,806
132,613		Pixart Imaging, Inc	331
755,348	*	PMC - Sierra, Inc	5,635
153,133		Power Integrations, Inc	8,255
664,857		Powertech Technology, Inc	1,202
161,210	*,e	QuickLogic Corp	482
1,018,511		Radiant Opto-Electronics Corp	4,029
339,694	*	Rambus, Inc	4,239
2,446,209		Realtek Semiconductor Corp	8,687
33,756	*	REC Solar ASA	426
2,163,385	*,e	Renewable Energy Corp AS	867
1,115,969	*,e	RF Micro Devices, Inc	12,878
242,200		Richtek Technology Corp	1,231
165,778		Rohm Co Ltd	10,438
90,883	*,e	Rubicon Technology, Inc	386
121,040	*	Rudolph Technologies, Inc	1,095
190,018		Samsung Electronics Co Ltd	212,822
22,267		Samsung Electronics Co Ltd (Preference)	18,943
106,000		Sanken Electric Co Ltd	890
26,519,000	*,e	Semiconductor Manufacturing International	2,727
323,067	*	Semtech Corp	8,771
33,912		Seoul Semiconductor Co Ltd	768
64,000	e	Shanghai Fudan Microelectronics Group Co Ltd	62
162,000		Shindengen Electric Manufacturing Co Ltd	1,106
256,421		Shinko Electric Industries	1,869
1,044,000	*,e	Shunfeng Photovoltaic International Ltd	941
317,000		Sigurd Microelectronics Corp	318
47,934		Silergy Corp	379
113,607	*	Silex Systems Ltd	68
376,108	*	Silicon Image, Inc	1,896
673,000	*	Silicon Integrated Systems Corp	200
182,403	*	Silicon Laboratories, Inc	7,413
10,655		Silicon Works Co Ltd	232
3,214,631		Siliconware Precision Industries Co	4,415
22,203		Simm Tech Co Ltd	172
520,000		Sino-American Silicon Products, Inc	776
922,000		Sitronix Technology Corp	2,188
809,107		Skyworks Solutions, Inc	46,969
10,189	e	SMA Solar Technology AG.	268
230,005	*,e	SOITEC	632
317,616	*	Solartech Energy Corp	231
4,223	*	Solarworld AG.	68
168,000		Sonix Technology Co Ltd	264
181,637	*	Spansion, Inc	4,140
5,022,000	*,e	Stats ChipPAC Ltd	2,400
537,715		STMicroelectronics NV	4,152
152,200	*,e	Sumco Corp	1,846
1,122,329	*,e	SunEdison, Inc	21,190
584,000	*	Sunplus Technology Co Ltd	246
658,512	*,e	SunPower Corp	22,310
4,875,700		SVI PCL	759
205,000		Taiwan Semiconductor Co Ltd	248
45,183,860		Taiwan Semiconductor Manufacturing Co Ltd	179,883
950,941		Taiwan Surface Mounting Technology Co Ltd	1,389
633,858		Teradyne, Inc	12,291
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
179,149		Tessera Technologies, Inc	$4,762
3,334,111		Texas Instruments, Inc	159,004
23,712	*	Theragen Etex Co Ltd	130
204,290		Tokyo Electron Ltd	13,315
36,900		Tokyo Seimitsu Co Ltd	621
465,752		Topco Scientific Co Ltd	854
8,696		Toptec Co Ltd	106
1	*	Tower Semiconductor Ltd	0	^
169,608		Transcend Information, Inc	563
600,533	*	Triquint Semiconductor, Inc	11,452
1,746,000	*,m	Trony Solar Holdings Co Ltd.	2
20,566		U-Blox AG.	2,531
126,700		Ubright Optronics Corp	217
9,800		UKC Holdings Corp	160
130,965	*	Ultra Clean Holdings	1,172
99,625	*	Ultratech, Inc	2,266
69,900	*	Ulvac, Inc	880
547,900		Unisem M BHD	272
17,145,822		United Microelectronics Corp	7,072
2,758,000	*,e	United Photovoltaics Group Ltd	263
285,029		Unity Opto Technology Co Ltd	316
832,756		Vanguard International Semiconductor Corp	1,216
148,991	*,e	Veeco Instruments, Inc	5,207
215,500	*	Via Technologies, Inc	151
238,425		Visual Photonics Epitaxy Co Ltd	244
141,673	*,e	Vitesse Semiconductor Corp	510
316,000		Walton Advanced Engineering, Inc	150
694,737		Win Semiconductors Corp	665
3,002,000	*	Winbond Electronics Corp	898
163,713	*	Xcerra Corp	1,603
1,305,956		Xilinx, Inc	55,307
4,288,785	e	Xinyi Solar Holdings Ltd	1,405
93,228		Youngtek Electronics Corp	184
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,088,176

SOFTWARE & SERVICES - 8.1%
38,476	*,e	A10 Networks, Inc	351
1,846,359	e	Accenture plc	150,146
335,990	*	ACI Worldwide, Inc	6,303
3,270,178		Activision Blizzard, Inc	67,987
5,845	*	Actoz Soft Co Ltd	216
179,368	*	Actuate Corp	700
281,269	*	Acxiom Corp	4,655
12,000		Addcn Technology Co Ltd	127
1,964,088	*	Adobe Systems, Inc	135,895
153,120		Advent Software, Inc	4,832
33,153	*,e	Aerohive Networks, Inc	266
5,036,000	*,e	AGTech Holdings Ltd	814
6,489		Ahnlab, Inc	228
982,868	*	Akamai Technologies, Inc	58,776
480,771	*	Alibaba Group Holding Ltd (ADR)	42,717
476,354	*	Alliance Data Systems Corp	118,264
279,787		Alpha Systems, Inc	4,082
52,884		Alten	2,267
145,849		Altran Technologies S.A.	1,505
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
596,374		Amadeus IT Holding S.A.	$22,263
27,043	*,e	Amber Road, Inc	469
740,852		Amdocs Ltd	33,990
67,723	*	American Software, Inc (Class A)	597
149,485	*,e	Angie’s List, Inc	952
659,235		Anite plc	924
164,329	*	Ansys, Inc	12,435
140,274		AOL, Inc	6,305
1,100,000	*	ASG Group Ltd	656
628,929	*	Aspen Technology, Inc	23,723
82,027		Asseco Poland S.A.	1,152
4,200	*,e	Ateam, Inc	231
209,194		Atos Origin S.A.	15,149
1,385,502	*	Autodesk, Inc	76,341
1,106,263		Automatic Data Processing, Inc	91,908
122,255		Aveva Group plc	3,050
198,987	*	AVG Technologies NV	3,299
13,538		Axway Software S.A.	331
62,139	*	Baidu, Inc (ADR)	13,561
242,097	*	Bankrate, Inc	2,750
47,374	*,e	Barracuda Networks, Inc	1,215
172,150	*,e	Bazaarvoice, Inc	1,272
41,255		Bechtle AG.	3,148
399,000	*	Beijing Development HK Ltd	159
15,161	*,e	Benefitfocus, Inc	408
5,300	*	Bitauto Holdings Ltd (ADR)	413
141,629		Blackbaud, Inc	5,565
154,618	*,e	Blackhawk Network Holdings, Inc	5,010
137	*	Blackhawk Network Holdings, Inc (B Shares)	4
368,457	*,e	Blinkx plc	210
157,626	*	Blucora, Inc	2,402
178,095		Booz Allen Hamilton Holding Co	4,167
32,856	*,e	Borderfree, Inc	424
123,330	*	Bottomline Technologies, Inc	3,403
207,000		Boyaa Interactive International Ltd	204
92,534	*	Brightcove, Inc	516
22,700		Broadleaf Co Ltd	365
406,830		Broadridge Financial Solutions, Inc	16,936
83,533	*	BroadSoft, Inc	1,758
21,778		Brogent Technologies, Inc	322
791,954		CA, Inc	22,127
87,018	*	CACI International, Inc (Class A)	6,202
670,411	*	Cadence Design Systems, Inc	11,538
134,466	*	Callidus Software, Inc	1,616
61,408	e	Cancom SE	2,366
449,216		Cap Gemini S.A.	32,215
47,086		Capcom Co Ltd	739
53,290	*	Carbonite, Inc	546
141,707	*	Cardtronics, Inc	4,988
20,090	*,e	Care.com, Inc	164
212,498	e	carsales.com.au Ltd	1,832
33,049		Cass Information Systems, Inc	1,368
65,856	*	CD Projekt Red S.A.	329
12,550		Cegid Group	469
217,337	*	CGI Group, Inc	7,343
61,189	*,e	ChannelAdvisor Corp	1,004
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
111,546	*,e	Check Point Software Technologies	$7,723
10,028,000	*,e	China Public Procurement Ltd	374
1,216,000	*,e	Chinasoft International Ltd	402
25,000		Chinese Gamer International Corp	41
284,179	*	Ciber, Inc	975
1,606,888		Cielo S.A.	26,259
1,299,504	*	Citrix Systems, Inc	92,707
1,187,594	*	Cognizant Technology Solutions Corp (Class A)	53,169
63,300	*,e	COLOPL, Inc	2,085
7,703	*	Com2uSCorp	1,264
223,859	*	Commvault Systems, Inc	11,283
137,074		Computacenter plc	1,400
906,832		Computer Sciences Corp	55,453
56,094		Computer Task Group, Inc	623
577,356		Computershare Ltd	6,139
804,663		Compuware Corp	8,537
187,717	*	comScore, Inc	6,835
68,836	*	Comverse, Inc	1,537
92,732	*,e	Concur Technologies, Inc	11,760
142,116	*	Constant Contact, Inc	3,857
37,333		Constellation Software, Inc	9,383
364,042	e	Convergys Corp	6,487
243,581	*	Conversant, Inc	8,343
180,533	*,e	Cornerstone OnDemand, Inc	6,212
62,924	*	CoStar Group, Inc	9,787
2,997,100	*	Country Group Development PCL	176
27,652	*,e	Covisint Corp	115
4,900	e	CROOZ, Inc	109
118,500		CSG Systems International, Inc	3,114
62,305	*,e	Cvent, Inc	1,581
74,958	*,e	Cyan, Inc	234
88,567		Cyberlink Corp	254
15,785	*	Danal Co Ltd	155
29,700		Daou Technology, Inc	319
132,467		Dassault Systemes S.A.	8,510
74,341	*	Datalink Corp	790
320,500		Datasonic Group BHD	149
12,189		Daum Communications	1,824
167,582	*,e	DealerTrack Holdings, Inc	7,275
31,572	*,e	Demand Media, Inc	279
212,792	*,e	Demandware, Inc	10,835
129,166	e	Dena Co Ltd	1,642
82,116	e	DH Corp	2,425
137,733	*	Dice Holdings, Inc	1,154
30,500		Digital Garage, Inc	466
121,452	*	Digital River, Inc	1,763
60,157	*	Diligent Board Member Services	218
19,768	e	DMRC Corp	409
140,952		DST Systems, Inc	11,829
18,200		DTS Corp	381
18,932		DuzonBIzon Co Ltd	136
15,700	e,m	Dwango Co Ltd	325
66,522	*,e	E2open, Inc	619
500,644		EarthLink Holdings Corp	1,712
2,883,609	*	eBay, Inc	163,299
98,751	e	Ebix, Inc	1,400
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,655		eClerx Services Ltd	$555
130,803		Econocom Group	1,181
1,270,144	*	Electronic Arts, Inc	45,230
83,421	*,e	Ellie Mae, Inc	2,720
159,267		Ementor ASA	1,791
91,378	*,e	Endurance International Group Holdings, Inc	1,487
143,264	*,e	EnerNOC, Inc	2,430
9,664		Engineering Ingegneria Informatica S.p.A.	481
141,480	*	Envestnet, Inc	6,367
103,028		EOH Holdings Ltd	864
239,230	*	EPAM Systems, Inc	10,476
116,010		EPIQ Systems, Inc	2,037
18,849		ePlus, Inc	1,056
126,071	*	Equinix, Inc	26,788
150,871	*	Euronet Worldwide, Inc	7,210
258,209		EVERTEC, Inc	5,768
22,805	*,e	Everyday Health, Inc	319
179,155	*	ExlService Holdings, Inc	4,373
84,600	e	F@N Communications, Inc	970
8,943,942	*	Facebook, Inc	706,929
207,005	e	Factset Research Systems, Inc	25,157
143,705		Fair Isaac Corp	7,918
948,398		Fidelity National Information Services, Inc	53,395
53,792		Fidessa Group plc	1,998
163,107	*,e	FireEye, Inc	4,985
152,013	*	First American Corp	4,115
732,086	*	Fiserv, Inc	47,318
32,920	*,e	Five9, Inc	215
667,751	*	FleetCor Technologies, Inc	94,901
111,571	*,e	FleetMatics Group plc	3,403
42,500	*	Forgame Holdings Ltd	81
37,673		Forrester Research, Inc	1,389
1,476,223	*	Fortinet, Inc	37,297
217,030	e	F-Secure Oyj	681
17,900		FUJI SOFT, Inc	437
4,819,048		Fujitsu Ltd	29,659
14,000		Future Architect, Inc	82
13,393	*	GameHi Co Ltd	181
140,504	*,e	GameLoft	933
5,314	*	Gamevil, Inc	603
220,511	*	Gartner, Inc	16,201
342,325	*,e	Genpact Ltd	5,587
141,205	*,m	Gerber Scientific, Inc	0	^
75,443	*,e	Gigamon, Inc	790
243,569	*	Global Cash Access, Inc	1,644
119,190	*,e	Global Eagle Entertainment, Inc	1,337
333,406		Global Payments, Inc	23,298
5,702	*	Globant S.A.	80
940,366	*,e	Globo plc	682
267,734	*,e	Glu Mobile, Inc	1,384
64,300		GMO internet, Inc	560
218,800	e	GMO Payment Gateway, Inc	4,944
165,757	*,e	Gogo, Inc	2,795
17,670		Golfzon Co Ltd	435
1,501,480	*	Google, Inc	866,895
844,783	*	Google, Inc (Class A)	497,079
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
55,200	e	Gourmet Navigator, Inc	$762
650,000	*	Gravity Co Ltd (ADR)	546
231,078	e	Gree, Inc	1,576
25,631	e	Groupe Steria SCA	568
26,192	*,e	GrubHub, Inc	897
42,696	*	GTT Communications, Inc	509
56,660	*,e	Guidance Software, Inc	381
298,552	*,e	Guidewire Software, Inc	13,238
439,600	e	GungHo Online Entertainment Inc	2,093
17,483		Haansoft, Inc	447
86,928	e	Hackett Group, Inc	518
326,000	*,e	HC International, Inc	586
522,084		HCL Technologies Ltd	14,481
109,632	e	Heartland Payment Systems, Inc	5,232
281,536		Hexaware Technologies Ltd	914
1,344,000	*	Hi Sun Technology China Ltd	304
111,195	*,e	Higher One Holdings, Inc	275
48,197		HIQ International AB	248
336,495		IAC/InterActiveCorp	22,175
197,614	*	iGate Corp	7,256
3,642,000	e	IGG, Inc	1,623
87,162	*,e	Imperva, Inc	2,504
97,772	e	Indra Sistemas S.A.	1,369
21,308		Industrial & Financial Systems	650
616,393		Ines Corp	5,210
322,598	*	Infoblox, Inc	4,758
503,423		Infomart Corp	8,652
534,731	*	Informatica Corp	18,309
143,700		Information Development Co	1,251
147,209	*	Information Services Group, Inc	559
10,900		Information Services International-Dentsu Ltd	118
721,499		Infosys Technologies Ltd	43,849
5,280		Init Innovation In Traffic Sys	144
1,570,422		Innovation Group plc	726
50,574	*,e	Interactive Intelligence, Inc	2,114
198,279	*	Internap Network Services Corp	1,368
2,789,688		International Business Machines Corp	529,566
30,100	e	Internet Initiative Japan, Inc	605
1,643,310		Intuit, Inc	144,036
87,258	*	iProperty Group Ltd	211
133,828		Iress Market Technology Ltd	1,162
134,360		IT Holdings Corp	2,348
31,811		Itochu Techno-Science Corp	1,337
142,239	e	j2 Global, Inc	7,021
166,591		Jack Henry & Associates, Inc	9,272
6,678		JCEntertainment Corp	124
125,302	*,e	Jive Software, Inc	731
3,139	*	Joymax Co Ltd	99
544,688		Just Dial Ltd	14,339
1,243,568	*,e	Just Eat plc	5,947
31,900	*,e	Justsystems Corp	271
120,100		Kakaku.com, Inc	1,706
13,955		Kginicis Co Ltd	205
7,807		KGMobilians Co Ltd	86
122,000		King Digital Entertainment plc	1,549
1,992,000	*,e	Kingdee International Software Group Co Ltd	589
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
800,865	e	Kingsoft Corp Ltd	$1,897
96,612	*	Knot, Inc	1,083
306,195	*,e	Kofax Ltd	2,370
184,517	e	Konami Corp	3,848
39,483		KPIT Cummins Infosystems Ltd	102
11,965	*	KT Hitel Co Ltd	92
109,786		Leidos Holdings, Inc	3,769
210,516	*	Limelight Networks, Inc	492
397,256	*	LinkedIn Corp	82,546
180,200		Linx S.A.	3,769
195,268	*	Lionbridge Technologies	879
94,051	*,e	Liquidity Services, Inc	1,293
242,425	*	Liveperson, Inc	3,052
9,200	*,e	Livesense, Inc	74
87,286	*	LogMeIn, Inc	4,021
22,628	*	Luxoft Holding, Inc	842
52,078	*,e	magicJack VocalTec Ltd	513
349,697	*	Manhattan Associates, Inc	11,687
111,079	e	Mantech International Corp (Class A)	2,994
100,569		Marchex, Inc (Class B)	417
77,278	*,e	Marin Software, Inc	665
76,167	*,e	Marketo, Inc	2,460
28,400	*,e	Marvelous AQL, Inc	332
3,945,031		Mastercard, Inc (Class A)	291,617
72,185		Matrix IT Ltd	391
29,819	*,e	Mavenir Systems, Inc	375
298,451		MAXIMUS, Inc	11,977
348,907		Mentor Graphics Corp	7,151
23,378	e	Mercadolibre, Inc	2,540
284,396		Micro Focus International plc	4,887
35,664,854		Microsoft Corp	1,653,423
99,501	*	MicroStrategy, Inc (Class A)	13,019
263,477	*,e	Millennial Media, Inc	490
82,980		MindTree Ltd	1,583
5,500		Mitsubishi Research Institute, Inc	137
100,000	e	Mitsui Knowledge Industry Co Ltd	233
52,800	*,e	Mixi Inc	2,630
24,760	*	MobileIron, Inc	276
58,067	*	Model N, Inc	573
134,851	*,e	ModusLink Global Solutions, Inc	481
105,786	*	MoneyGram International, Inc	1,327
1,059,416		Moneysupermarket.com Group plc	3,354
7,786,832	*,e	Monitise plc	3,794
1,987,040		Mono Technology PCL	255
140,998		Monotype Imaging Holdings, Inc	3,993
341,494	*	Monster Worldwide, Inc	1,878
128,400	*	Move, Inc	2,691
135,249		Mphasis Ltd	940
294,200		My EG Services BHD	338
49,568		Naver Corp	37,864
15,289		NCsoft	1,946
22,200		NEC Networks & System Integration Corp	502
14,261		Nemetschek AG.	1,373
13,271	*	Neowiz Games Corp	275
33,249	e	Net Entertainment NE AB	885
505,200	e	NET One Systems Co Ltd	2,918
199,000	e	NetDragon Websoft, Inc	326
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
43,500		Netease.com (ADR)	$3,726
177,714	*	Netscout Systems, Inc	8,139
81,786	*,e	NetSuite, Inc	7,323
168,832	*,e	NeuStar, Inc (Class A)	4,192
516,400		Nexon Co Ltd	4,259
14,445	*	NHN Entertainment Corp	1,129
335,577		NIC, Inc	5,779
59,525		Nice Systems Ltd	2,430
6,800		NIFTY Corp	91
95,500		Nihon Unisys Ltd	863
51,359		NIIT Technologies Ltd	333
104,761		Nintendo Co Ltd	11,411
31,100		Nippon System Development Co Ltd	490
157,211		Nomura Research Institute Ltd	5,084
15,800		NS Solutions Corp	470
236,300		NTT Data Corp	8,524
462,287	*	Nuance Communications, Inc	7,126
9,700		OBIC Business Consultants Ltd	277
99,500		Obic Co Ltd	3,561
264,991	e	Open Text Corp	14,658
120,362		Opera Software ASA	1,685
23,568	*,e	OPOWER, Inc	445
171,204	*	Optimal Payments plc	1,423
13,311,466		Oracle Corp	509,563
176,060		Oracle Corp Japan	6,872
133,000		Otsuka Corp	5,296
949,700	e	Pacific Online	510
772,064	*	Pandora Media, Inc	18,653
26,897	*,e	Park City Group, Inc	265
766,222		Paychex, Inc	33,867
22,242	*,e	Paycom Software, Inc	368
73,713		PC Home Online	717
270,000		PCA Corp	3,486
239,835		Pegasystems, Inc	4,583
126,407	*	Perficient, Inc	1,895
5,000		Persistent Systems Ltd	114
560,586		Playtech Ltd	6,508
192,095		Polaris Software Lab Ltd	781
54,989		POSDATA Co Ltd	369
113,034	*,e	PRG-Schultz International, Inc	662
188,633	*	Progress Software Corp	4,510
113,026	*	Proofpoint, Inc	4,198
69,443	*	PROS Holdings, Inc	1,750
9,769		PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	144
299,831	*	PTC, Inc	11,064
37,952	*,e	Q2 Holdings, Inc	531
19,316		QAD, Inc (Class A)	360
67,011	e	QIWI plc (ADR)	2,117
623,040	*	QLIK Technologies, Inc	16,847
124,228	*	Qualys, Inc	3,304
366,763	e	Quindell plc	864
125,739	*	QuinStreet, Inc	522
439,692	*	Rackspace Hosting, Inc	14,312
69,942	*,e	Rally Software Development Corp	840
90,471	*	RealNetworks, Inc	629
157,439	*,e	RealPage, Inc	2,440
868,240	*	Red Hat, Inc	48,752
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
101,000	*,e	Redknee Solutions, Inc	$340
28,495		Reis, Inc	672
12,961		Reply S.p.A.	1,012
25,369	e	RIB Software AG.	346
29,798	*,e	Rightside Group Ltd	291
53,159	*,e	Rocket Fuel, Inc	840
77,288	*	Rosetta Stone, Inc	622
596,725	*	Rovi Corp	11,782
67,365	*,e	Rubicon Project, Inc	790
165,656	e	Sabre Corp	2,968
2,029,847		Sage Group plc	11,990
3,584,842	*	Salesforce.com, Inc	206,236
4,408,000		Samart Corp PCL	4,208
996,553		SAP AG.	71,921
89,177		Sapiens International Corp NV	660
536,601	*	Sapient Corp	7,512
7,135		SBSi Co Ltd	106
173,234		Science Applications International Corp	7,662
81,856	*	Sciquest, Inc	1,231
111,988		SDL plc	626
119,865	*	Seachange International, Inc	834
367,207	*	ServiceNow, Inc	21,584
249,395	*,e	ServiceSource International LLC	806
260,130	m	Shanghai Baosight Software Co Ltd	532
50,330	*,e	Shutterstock, Inc	3,593
116,917	*,e	Silver Spring Networks, Inc	1,128
2,967,000		Silverlake Axis Ltd	3,012
41,028		SimCorp AS	1,204
492,000		Sinosoft Technology Group Ltd	166
23,564		SK C&C Co Ltd	5,411
14,948	*	SK Communications Co Ltd	102
11,100	*	SMS Co Ltd	286
151,346	e	SMS Management & Technology Ltd	496
60,423	e	Software AG.	1,491
106,540		Soft-World International Corp	292
204,151	*	SolarWinds, Inc	8,585
149,556		Solera Holdings, Inc	8,429
718,197		Sonda S.A.	1,669
32,905		Sopra Group S.A.	2,983
230,166	*	Splunk, Inc	12,742
48,604	*,e	SPS Commerce, Inc	2,583
116,527		Square Enix Co Ltd	2,473
266,076	*	SS&C Technologies Holdings, Inc	11,678
57,739	*	Stamps.com, Inc	1,834
92,442		Sumisho Computer Systems Corp	2,486
5,543		SundayToz Corp	108
1,475,000		SUNeVision Holdings Ltd	512
147,418	*	Sykes Enterprises, Inc	2,945
1,715,500		Symantec Corp	40,331
105,614	*	Synchronoss Technologies, Inc	4,835
264,497	*,e	Synopsys, Inc	10,499
74,636	*	Syntel, Inc	6,563
184,000		Systex Corp	340
142,374	*	TA Indigo Holding Corp	1,153
120,374	*	Tableau Software, Inc	8,745
1,070,201	*	Take-Two Interactive Software, Inc	24,690
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
117,616	*,e	Tangoe, Inc	$1,594
699,977		Tata Consultancy Services Ltd	30,981
70,008		Tech Mahindra Ltd	2,814
56,034	*	TechTarget, Inc	481
202,075		Tecmo Koei Holdings Co Ltd	3,261
219,298	e	Telecity Group plc	2,654
174,401	*	TeleCommunication Systems, Inc (Class A)	487
87,278	*	TeleNav, Inc	585
78,321	*	TeleTech Holdings, Inc	1,925
86,644		Temenos Group AG.	3,289
10,429,085	e	Tencent Holdings Ltd	155,200
304,022	*	Teradata Corp	12,745
1,206		Tessi S.A.	131
55,574	*,e	Textura Corp	1,467
325,533	*	TIBCO Software, Inc	7,692
133,489		Tietoenator Oyj	3,363
587,174	*	TiVo, Inc	7,513
694,614		Total System Services, Inc	21,505
321,219		Totvus S.A.	4,886
26,200	*	Trans Cosmos, Inc/Japan	514
2,033,999		Travelsky Technology Ltd	2,190
55,284	*	Travelzoo, Inc	857
125,765	*,e	Tremor Video, Inc	294
330,260		Trend Micro, Inc	11,190
277,107	*,e	TrueCar, Inc	4,974
111,599	*,e	Trulia, Inc	5,457
5,415	*	TubeMogul, Inc	62
84,388	*	Tungsten Corp plc	520
1,599,698	*	Twitter, Inc	82,512
163,919	*	Tyler Technologies, Inc	14,490
284,666	*	Ubisoft Entertainment	4,668
88,267	*	Ultimate Software Group, Inc	12,491
168,024	*	Unisys Corp	3,933
106,020		United Internet AG.	4,501
10,100	*,e	UNITED, Inc	147
294,880	*,e	Unwired Planet, Inc	548
283,145	e	UXC Ltd	227
3,414,000	*,e	V1 Group Ltd	346
115,053		Vakrangee Ltd	234
776,207	*	Vantiv, Inc	23,985
16,227	*,e	Varonis Systems, Inc	342
119,609	*	Vasco Data Security International	2,246
299,677	*	VeriFone Systems, Inc	10,303
257,964	*	Verint Systems, Inc	14,345
295,560	*,e	VeriSign, Inc	16,291
127,524	*,e	VirnetX Holding Corp	765
80,445	*	Virtusa Corp	2,861
2,422,876		Visa, Inc (Class A)	516,969
345,652	*,e	VistaPrint Ltd	18,938
933,949	*,e	VMware, Inc (Class A)	87,642
206,622	*,e	Vringo, Inc	195
32,633	*,e	WANdisco plc	161
112,566	*,e	WebMD Health Corp (Class A)	4,706
225,487	*	Website Pros, Inc	4,501
13,268	*	Webzen, Inc	125
9,120	*	WeMade Entertainment Co Ltd	380
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,085,943	e	Western Union Co	$17,419
948,435		Wipro Ltd	9,194
255,075		Wirecard AG.	9,381
42,073	*,e	Wix.com Ltd	684
689,921	*	Workday, Inc	56,918
528,864		Xchanging plc	1,606
113,166	*	Xero Ltd	1,902
5,603,880		Xerox Corp	74,139
6,391		XING AG.	679
24,375		X-Legend Entertainment Co Ltd	126
120,769	*	Xoom Corp	2,651
1,455,200		Yahoo! Japan Corp	5,531
3,576,465	*	Yahoo!, Inc	145,741
84,117	*	Yandex NV	2,338
228,476	*,e	Yelp, Inc	15,593
68,126	*,e	YuMe, Inc	341
33,274	*,e	Zendesk, Inc	718
134,942	*,e	Zillow, Inc	15,652
179,317	*	Zix Corp	613
5,854,592	*,e	Zynga, Inc	15,807
		TOTAL SOFTWARE & SERVICES	10,074,202

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
213,496	*,e	3D Systems Corp	9,900
43,338	*	3S Korea Co Ltd	119
1,262,000	e	AAC Technologies Holdings, Inc	7,312
2,516,292		Accton Technology Corp	1,465
2,631,846	*	Acer, Inc	1,848
78,320	*	Acme Electronics Corp	98
107,400		Adlink Technology, Inc	263
214,096		Adtran, Inc	4,395
38,381	*,e	ADVA AG. Optical Networking	141
49,000		Advanced Ceramic X Corp	197
343,749		Advantech Co Ltd	2,426
54,200	*	Agilysys, Inc	636
36,500		Ai Holdings Corp	738
7,876,327	*,e	Alcatel S.A.	24,293
57,306	e	Alliance Fiber Optic Products, Inc	712
1,437,000		Alpha Networks, Inc	802
560,900	*	Alps Electric Co Ltd	9,642
171,300		Amano Corp	1,832
433,282		Amphenol Corp (Class A)	43,268
400,853		Anixter International, Inc	34,008
135,800		Anritsu Corp	1,035
25,029,234		Apple, Inc	2,521,695
44,741	*,e	Applied Optoelectronics, Inc	720
319,676		Arcadyan Technology Corp	445
449,218	*	Arima Communications Corp	210
3,094	*	Arista Networks, Inc	273
799,637	*	ARRIS Group, Inc	22,674
366,178	*	Arrow Electronics, Inc	20,268
498,006	*	Aruba Networks, Inc	10,747
91,239		Ascom Holding AG.	1,276
167,000	*	Asia Optical Co, Inc	260
322,464		Asia Vital Components Co Ltd	228
107,000		ASROCK, Inc	288
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,872,461		Asustek Computer, Inc	$17,868
111,000		Aten International Co Ltd	290
19,122,153		AU Optronics Corp	8,047
26,999		Austria Technologie & Systemtechnik AG.	311
50,000		AV Tech Corp	104
36,900	*,e	Avigilon Corp	615
287,513		Avnet, Inc	11,932
87,728		AVX Corp	1,165
129,679	e	Axis Communications AB	3,518
44,262		Badger Meter, Inc	2,233
26,709		Barco NV	1,930
37,561		Bel Fuse, Inc (Class B)	929
138,867		Belden CDT, Inc	8,890
110,000		Bematech S.A.	366
214,088	*	Benchmark Electronics, Inc	4,755
1,699,000	*	Benq Corp	752
1,048,000		BenQ Materials Corp	1,240
59,880		Black Box Corp	1,396
651,831	*,e	Blackberry Ltd (New)	6,495
348,000		Boardtek Electronics Corp	376
337,408	*,e	Bookham, Inc	483
2,796,000	e	Broad Intelligence International Pharmaceutical Holdings Ltd	285
1,775,545		Brocade Communications Systems, Inc	19,300
155,232		Brother Industries Ltd	2,869
58,000		Browave Corp	121
72,996	*,e	Bull S.A.	451
954,000	e	BYD Electronic International Co Ltd	1,104
175,360	*,e	CalAmp Corp	3,090
2,161,928		CalComp Electronics Thailand PCL	201
181,272	*	Calix Networks, Inc	1,735
20,300	*	Canon Electronics, Inc	375
1,704,883		Canon, Inc	55,470
323,000		Career Technology Co Ltd	440
3,535,853		Catcher Technology Co Ltd	32,748
266,000	*	Catic Shenzhen Holdings Ltd	189
198,779		CDW Corp	6,172
376,285	*	Celestica, Inc	3,813
18,004	*	Chadiostech Co Ltd	52
186,132		Chang Wah Electromaterials, Inc	430
156,112	*	Checkpoint Systems, Inc	1,909
382,402		Cheng Uei Precision Industry Co Ltd	685
744,232		Chicony Electronics Co Ltd	2,226
252,663		Chimei Materials Technology Corp	298
2,668,000		China Aerospace International Holdings Ltd	364
402,000		China All Access Holdings Ltd	156
1,012,000	e	China Fiber Optic Network System Group Ltd	293
4,176,000	*,e	China Innovationpay Group Ltd	399
577,206		China ITS Holdings Co Ltd	87
1,291,000		Chin-Poon Industrial Co	2,146
334,840		Chroma ATE, Inc	929
2,267,544	*,e	Ciena Corp	37,913
18,851,149		Cisco Systems, Inc	474,483
544,979		Citizen Watch Co Ltd	3,579
35,615	*,e	Clearfield, Inc	453
354,423		Clevo Co	625
2,718,000	*	CMC Magnetics Corp	419
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
371,406		Cognex Corp	$14,957
101,635		Coherent, Inc	6,237
1,004,799	e	Comba Telecom Systems Holdings Ltd	455
726		Comet Holding AG.	460
167,148	*	CommScope Holding Co, Inc	3,997
4,537,948		Compal Electronics, Inc	3,395
5,931,000		Compeq Manufacturing Co	3,492
56,897		Comtech Telecommunications Corp	2,114
34,179	*,e	Control4 Corp	442
3,600,000		Coolpad Group Ltd	638
1,078,500		Coretronic Corp	1,741
4,042,551		Corning, Inc	78,183
112,000		Coxon Precise Industrial Co Ltd	195
120,382	*,e	Cray, Inc	3,159
19,971	*	CrucialTec Co Ltd	286
125,224		CTS Corp	1,990
65,069	*,e	CUI Global, Inc	471
291,000		CyberTAN Technology, Inc	254
133,709		Daeduck Electronics Co	1,164
16,040		Daeduck GDS Co Ltd	184
778,000		Daiwabo Co Ltd	1,507
120,207		Daktronics, Inc	1,477
266,000		Darfon Electronics Corp	169
19,657		Datalogic S.p.A.	204
254,485		DataTec Ltd	1,210
1,479,600		Delta Electronics Thai PCL	2,822
3,089,464		Delta Electronics, Inc	19,517
233,000		Denki Kogyo Co Ltd	1,333
29,791	e	Dialight plc	435
130,453		Diebold, Inc	4,608
95,369	*	Digi International, Inc	715
986,000		Digital China Holdings Ltd	881
16,836		Digital Multimedia Technologies S.p.A.	891
145,526		Diploma plc	1,627
1,593,240		D-Link Corp	948
58,589	e	Dolby Laboratories, Inc (Class A)	2,448
254,052		Domino Printing Sciences	2,516
168,284	*,e	Dot Hill Systems Corp	636
61,056	*	DTS, Inc	1,542
669,000		Dynapack International Technology Corp	1,740
348,800		Eastern Communications Co Ltd	217
63,561	*,e	Eastman Kodak Co	1,396
142,307	*	EchoStar Corp (Class A)	6,939
58,571		Eizo Nanao Corp	1,351
14,800	*	Elecom Co Ltd	334
59,277		Electro Rent Corp	816
88,731		Electro Scientific Industries, Inc	602
1,069,325		Electrocomponents plc	3,850
316,933	*	Electronics for Imaging, Inc	13,999
1,237,654		Elite Material Co Ltd	1,377
2,286,080		Elitegroup Computer Systems Co Ltd	1,671
6,641,632		EMC Corp	194,334
279,450	*	Emulex Corp	1,380
9,200		Enplas Corp	470
4,907,575		Ericsson (LM) (B Shares)	61,879
27,730		Esprinet S.p.A.	220
12,851	e	EVS Broadcast Equipment S.A.	448
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,963	*,e	Exfo Electro Optical Engineering, Inc	$117
309,457	*	Extreme Networks, Inc	1,482
1,092,280	*	F5 Networks, Inc	129,697
129,727	*	Fabrinet	1,894
81,942	*	FARO Technologies, Inc	4,159
177,643		FEI Co	13,398
7,200,000	*,e	FIH Mobile Ltd	3,743
50,784	*,e	Fingerprint Cards AB	257
290,035	*,e	Finisar Corp	4,823
193,110		Firich Enterprises Co Ltd	929
215,628		FLEXium Interconnect, Inc	544
2,124	*	Flextronics International Ltd	22
284,141		Flir Systems, Inc	8,905
113,854		Flytech Technology Co Ltd	452
846,751		Foxconn Technology Co Ltd	2,092
1,171,782		Fujifilm Holdings Corp	36,005
192,153		G Tech Optoelectronics Corp	185
75,510	e	Gemalto NV	6,933
439,913		Gemtek Technology Corp	392
63,909		Genius Electronic Optical Co Ltd	236
59,677		GeoVision, Inc	203
1,678,000		Getac Technology Corp	848
2,022,000		Gigabyte Technology Co Ltd	2,261
279,986	*	Gigastorage Corp	281
14,549		Global Display Co Ltd	110
177,000	e	Goldpac Group Ltd	157
113,400	*	GSI Group, Inc	1,303
852,301	e	Halma plc	8,421
17,141		Hamamatsu Photonics KK	814
6,241,770		HannStar Display Corp	1,670
399,628	*	Harmonic, Inc	2,534
316,867		Harris Corp	21,040
10,206,327		Hewlett-Packard Co	362,018
43,689		Hexagon AB (B Shares)	1,381
689,725		High Tech Computer Corp	2,989
9,804		Hirose Electric Co Ltd	1,210
246,190		Hitachi High-Technologies Corp	7,080
307,000		Hitachi Kokusai Electric, Inc	4,329
11,192,556		Hitachi Ltd	85,511
516,100		Holystone Enterprise Co Ltd	722
17,169,273		Hon Hai Precision Industry Co, Ltd	54,079
33,795		Horiba Ltd	1,226
56,000	e	Hosiden Corp	303
704,696		Hoya Corp	23,664
23,090		Humax Co Ltd	246
29,301		Ibiden Co Ltd	571
311,000		Ichia Technologies, Inc	369
8,500		Icom, Inc	213
203,280		ICP Electronics, Inc	402
245,346	*,e	IDEX ASA	128
15,645	*	Iljin Materials Co Ltd	143
167,481	*	Immersion Corp	1,437
228,100		Inari Amertron BHD	225
1,606		Inficon Holding AG.	490
372,220	*,e	Infinera Corp	3,972
275,000		Infortrend Technology, Inc	145
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
49,630	e	Ingenico	$5,068
421,060	*	Ingram Micro, Inc (Class A)	10,868
8,546,463		InnoLux Display Corp	3,688
152,461	*	Insight Enterprises, Inc	3,450
21,357		Intelligent Digital Integrated Securities Co Ltd	282
126,028	e	InterDigital, Inc	5,018
8,269	*	Interflex Co Ltd	102
88,789	*	Intevac, Inc	592
19,851		INTOPS Co Ltd	323
209,810	*,e	InvenSense, Inc	4,140
2,385,349		Inventec Co Ltd	1,551
48,144	e	IPG Photonics Corp	3,311
11,500	e	Iriso Electronics Co Ltd	915
144,975		IsuPetasys Co Ltd	753
56,500		ITC Networks Corp	560
836,357		ITEQ Corp	706
144,174	*	Itron, Inc	5,667
29,296		Ituran Location and Control Ltd	616
207,598	*	Ixia	1,897
684,583		Jabil Circuit, Inc	13,808
23,610		Jahwa Electronics Co Ltd	271
155,493		Japan Aviation Electronics Industry Ltd	3,547
12,800	e	Japan Cash Machine Co Ltd	253
67,200		Japan Digital Laboratory Co Ltd	1,244
356,700	*	Japan Display, Inc	1,719
46,535	*	Japan Radio Co Ltd	162
1,634,200		JCY International BHD	316
2,323,863	*	JDS Uniphase Corp	29,745
93,225		Jenoptik AG.	1,042
62,700		Jentech Precision Industrial Co Ltd	153
2,635,000		Ju Teng International Holdings Ltd	1,516
1,437,202		Juniper Networks, Inc	31,834
15,100		Kaga Electronics Co Ltd	174
10,700		Kanematsu Electronics Ltd	142
4,994		Kapsch TrafficCom AG.	145
230,300		KCE Electronics PCL	283
163,979	*	Kemet Corp	676
20,037		Keyence Corp	8,700
98,130		KH Vatec Co Ltd	2,715
703,550		Kingboard Chemical Holdings Ltd	1,399
2,124,000	e	Kingboard Laminates Holdings Ltd	896
9,107	*	KMW Co Ltd	87
251,758	*,e	Knowles Corp	6,672
77,600		Koa Corp	819
8,942		KONA I Co Ltd	330
547,700		Konica Minolta Holdings, Inc	5,921
10,568		Korea Circuit Co Ltd	81
107,573		Kudelski S.A.	1,398
49,404	*	KVH Industries, Inc	559
237,500		Kyocera Corp	11,093
265,855		Laird Group plc	1,330
378,762		Largan Precision Co Ltd	27,098
7,021,400	e	Lenovo Group Ltd	10,458
329,452		Lexmark International, Inc (Class A)	14,002
12,704	*	LG Innotek Co Ltd	1,384
472,978	*	LG.Philips LCD Co Ltd	15,115
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,080,046		Lite-On Technology Corp	$2,992
94,550		Littelfuse, Inc	8,054
154,676	e	Logitech International S.A.	1,981
69,000		Lotes Co Ltd	291
808,000		Loxley PCL	122
21,483	e	LPKF Laser & Electronics AG.	375
99,575		Lumax International Corp Ltd	233
10,500		Macnica, Inc	335
145,000		Marubun Corp	951
7,700	e	Maruwa Co Ltd	241
87,641	*,e	Maxwell Technologies, Inc	764
48,972	*	Measurement Specialties, Inc	4,192
54,600	e	Melco Holdings, Inc	1,042
125,043	*	Mercury Computer Systems, Inc	1,377
172,076		Merry Electronics Co Ltd	799
9,428	e	Mesa Laboratories, Inc	545
149,220		Methode Electronics, Inc	5,502
3,823,000		Micro-Star International Co Ltd	4,701
180,000		MIN AIK Technology Co Ltd	964
591,500		Mitac Holdings Corp	487
129,300		Mitsumi Electric Co Ltd	936
287,537		Motorola, Inc	18,195
46,394		MTS Systems Corp	3,167
33,814	*	Multi-Fineline Electronix, Inc	316
614,708		Murata Manufacturing Co Ltd	69,871
256,000	*	Nan Ya Printed Circuit Board Corp	411
1,080,000		Nanjing Panda Electronics	1,130
195,901		National Instruments Corp	6,059
292,581	*	NCR Corp	9,775
493,382		NEC Corp	1,705
97,557		Neopost S.A.	7,175
1,555,464		NetApp, Inc	66,823
137,424	*	Netgear, Inc	4,295
86,526		Newmax Technology Co Ltd	133
192,862	*	Newport Corp	3,418
292,326		Nichicon Corp	2,101
39,500	m	Nidec Copal Electronics Corp	368
27,988	*,e	Nimble Storage, Inc	727
15,200	e	Nippon Ceramic Co Ltd	227
142,000	*	Nippon Chemi-Con Corp	434
607,318		Nippon Electric Glass Co Ltd	2,952
158,900		Nippon Signal Co Ltd	1,634
59,000		Nohmi Bosai Ltd	923
3,460,491		Nokia Corp	29,276
7,360,404		Nokia Oyj	62,498
53,432		Nolato AB (B Shares)	1,211
28,439		Nortel Networks Netas Telekomunikasyon AS	76
45,854	*	Numerex Corp	481
681,000		Oki Electric Industry Co Ltd	1,594
729,372		Omron Corp	33,148
70,742		Oplink Communications, Inc	1,190
169,582	e	Opus Group AB	260
76,151	*	OSI Systems, Inc	4,834
54,001		Oxford Instruments plc	891
787,488		Pace plc	3,787
283,255	*	Palo Alto Networks, Inc	27,787
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
435,224		Pan-International Industrial	$294
77,607		Park Electrochemical Corp	1,828
280,492	*,e	Parkervision, Inc	320
7,272	*	Parrot S.A.	158
193,137		Partron Co Ltd	1,765
598,000	*,e	PAX Global Technology Ltd	526
41,772		PC Connection, Inc	897
7,271,324		Pegatron Technology Corp	13,366
139,681	e	Pinnacle Holdings Ltd	148
178,362		Plantronics, Inc	8,522
127,769	*	Plexus Corp	4,719
607,555	*	Polycom, Inc	7,464
48,240		Posiflex Technology, Inc	265
881,968		Premier Farnell plc	2,589
1,266,000		Primax Electronics Ltd	1,468
939,100	*	Prime View International Co Ltd	529
74,102	*,e	Procera Networks, Inc	710
5,254,000	*	PT Agis Tbk	194
1,307,000		PT Erajaya Swasembada Tbk	114
328,766	*	QLogic Corp	3,012
5,920,335		Qualcomm, Inc	442,664
2,934,032		Quanta Computer, Inc	7,448
1,290,000		Quanta Storage, Inc	1,516
766,014	*,e	Quantum Corp	889
118,443	*,e	RealD, Inc	1,110
373,852		Redington India Ltd	561
79,639		Renishaw plc	2,104
501,978		Ricoh Co Ltd	5,393
31,200		Riso Kagaku Corp	1,011
2,788,000	*	Ritek Corp	337
239,660	*	Riverbed Technology, Inc	4,445
103,792	*	Rofin-Sinar Technologies, Inc	2,393
65,044	*	Rogers Corp	3,562
9,700		Roland DG Corp	400
306,315	*	Ruckus Wireless, Inc	4,092
74,300		Ryosan Co Ltd	1,602
58,000		Ryoyo Electro Corp	597
34,904		Sam Young Electronics Co Ltd	448
57,551		Samsung Electro-Mechanics Co Ltd	2,696
59,463		Samsung SDI Co Ltd	6,886
1,310,346		SanDisk Corp	128,348
371,213	*	Sandvine Corp	918
399,752	*	Sanmina Corp	8,339
16,022	*	Sapphire Technology Co Ltd	275
105,426	*	Scansource, Inc	3,647
1,587,115	e	Seagate Technology, Inc	90,894
299,800		Seiko Epson Corp	14,445
84,678		SEOWONINTECH Co Ltd	950
826,000		Sercomm Corp	1,771
11,695		SFA Engineering Corp	480
155,000	*	Shanghai Potevio Co Ltd	141
294,300	*	Shenzhen SEG Co Ltd	131
309,800	*	Shijiazhuang Baoshi Electronic Glass Co Ltd	284
216,876		Shimadzu Corp	1,879
359,944	*,e	ShoreTel, Inc	2,394
31,211	*,e	Sierra Wireless, Inc	836
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
52,900		Siix Corp	$920
101,948	*,e	Silicon Graphics International Corp	941
158,496		Silitech Technology Corp	126
274,342		Simplo Technology Co Ltd	1,324
1,080,000		Sinbon Electronics Co Ltd	1,386
5,730		Sindoh Co Ltd	408
930,000	*	Sintek Photronic Corp	228
367,000		Sirtec International Co Ltd	748
186,000	e	SMK Corp	904
1,318,787	*	Sonus Networks, Inc	4,510
212,149		Spectris plc	6,198
152,067	*,e	Speed Commerce, Inc	418
828,839		Spirent Communications plc	1,405
241,989	*,e	Stratasys Ltd	29,227
1,151,000	e	Sunny Optical Technology Group Co Ltd	1,705
105,332	*	Super Micro Computer, Inc	3,099
11,967	*	Suprema, Inc	331
366,786	*	SVA Electron Co Ltd	194
245,107	*	Synaptics, Inc	17,942
2,256,000		Synertone Communication Corp	195
110,073	*,e	SYNNEX Corp	7,114
1,198,402		Synnex Technology International Corp	1,655
156,972		Taiflex Scientific Co Ltd	251
1,965,577		Taiwan PCB Techvest Co Ltd	3,059
101,703	e	Taiyo Yuden Co Ltd	1,138
2,600,000		TCL Communication Technology Holdings Ltd	3,116
200,844		TDK Corp	11,235
591,552		TE Connectivity Ltd	32,707
104,616	*	Tech Data Corp	6,158
82,000	*	Technovator International Ltd	40
21,298		Tessco Technologies, Inc	617
400,095		Test Research, Inc	710
350,773	*	Thin Film Electronics ASA	253
31,000		Toko, Inc	92
150,625		Tong Hsing Electronic Industries Ltd	661
8,130,000		Tongda Group Holdings Ltd	1,107
75,100		Topcon Corp	1,711
129,000		Toshiba TEC Corp	836
23,800		Toyo Corp/Chuo-ku	246
247,003		TPK Holding Co Ltd	1,477
1,292,000		Tpv Technology Ltd	258
604,000		Trigiant Group Ltd	166
524,155	*	Trimble Navigation Ltd	15,987
1,068,932		Tripod Technology Corp	2,205
1,458,000	e	Truly International Holdings	836
19,000		TSC Auto ID Technology Co Ltd	153
145,469		TT electronics plc	393
200,980	*	TTM Technologies, Inc	1,369
1,521,039		TXC Corp	2,044
146,716	e	Ubiquiti Networks, Inc	5,506
1,047,528		Unimicron Technology Corp	780
253,937		Unitech Printed Circuit Board Corp	112
120,895	*,e	Universal Display Corp	3,946
55,000		Usun Technology Co Ltd	149
288,795		Venture Corp Ltd	1,722
126,099	*,e	Viasat, Inc	6,951
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,411	*	Viasystems Group, Inc	$242
230,018	*,e	Violin Memory, Inc	1,120
582,037		Vishay Intertechnology, Inc	8,317
52,169	*,e	Vishay Precision Group, Inc	779
63,371		Vivotek, Inc	183
1,406,800		VST Holdings Ltd	422
165,100	e	Vtech Holdings Ltd	2,037
142,700	e	Wacom Co Ltd	616
601,000		Wah Lee Industrial Corp	1,066
476,769	*	Walsin Technology Corp	180
1,476,000		Wasion Group Holdings Ltd	1,357
827,800		Weikeng Industrial Co Ltd	629
1,320,877		Western Digital Corp	128,548
119,100	e	Wi-Lan, Inc	430
134,550		Wincor Nixdorf AG.	6,881
2,315,500	*	Wintek Corp	497
12,128,424		Wistron Corp	12,351
1,518,032		Wistron NeWeb Corp	3,561
4,708,872		WPG Holdings Co Ltd	5,761
1,445,512		WT Microelectronics Co Ltd	2,322
198,957		Xaar plc	1,213
15,750	*,m	Ya Hsin Industrial Co Ltd	0	^
2,168,100	m	Yageo Corp	1,572
63,393		Yamatake Corp	1,556
73,990	e	Yaskawa Electric Corp	1,006
87,685		Yokogawa Electric Corp	1,153
70,000		Young Optics, Inc	137
213,325	*	Zebra Technologies Corp (Class A)	15,140
272,507		Zhen Ding Technology Holding Ltd	788
273,000		Zinwell Corp	253
735,082		ZTE Corp	1,630
1,547,000		Zyxel Communications	1,012
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,563,653

TELECOMMUNICATION SERVICES - 2.8%
303,890	*	8x8, Inc	2,030
1,164,704		Advanced Info Service PCL (Foreign)	8,076
171,937		AFK Sistema (GDR)	1,179
217,046	e	Amcon Telecommunications Ltd	362
55,017,889		America Movil S.A. de C.V. (Series L)	69,476
310,500		APT Satellite Holdings Ltd	441
2,084,000		Asia Pacific Telecom Co Ltd	1,211
11,332,873		AT&T, Inc	399,370
34,671		Atlantic Tele-Network, Inc	1,869
86,154	*,e	Avanti Communications Group plc	252
2,020,000	*,e	Axtel SAB de C.V.	588
525,369	e	BCE, Inc	22,465
274,837	e	Belgacom S.A.	9,569
19,245		Bell Aliant Regional Communications Income Fund	526
11,499,437		Bezeq Israeli Telecommunication Corp Ltd	19,851
832,879		Bharti Airtel Ltd	5,458
9,936		Bharti Infratel Ltd	47
82,131	*	Boingo Wireless, Inc	586
10,715,957		BT Group plc	65,732
6,423,368		Cable & Wireless plc	4,865
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
148,838		Cellcom Israel Ltd	$1,645
1,957,027		CenturyTel, Inc	80,023
2,887,774		China Communications Services Corp Ltd	1,342
11,685,890		China Mobile Hong Kong Ltd	136,754
15,791,289		China Telecom Corp Ltd	9,680
5,459,301		China Unicom Ltd	8,188
929,038		Chorus Ltd	1,313
4,196,137		Chunghwa Telecom Co Ltd	12,634
758,711	*	Cincinnati Bell, Inc	2,557
1,532,000		Citic 1616 Holdings Ltd	574
2,840,686	*	Citic 21CN Co Ltd	1,726
137,312		Cogent Communications Group, Inc	4,615
538,281	*	Colt Telecom Group S.A.	1,167
130,024	e	Consolidated Communications Holdings, Inc	3,257
2,282,980		Deutsche Telekom AG.	34,556
8,109,000		Digi.Com BHD	14,463
143,365		Drillisch AG.	4,804
136,618		Elisa Oyj (Series A)	3,619
118,460		Empresa Nacional de Telecomunicaciones S.A.	1,344
39,007	e	Enventis Corp	709
64,818	*	Fairpoint Communications, Inc	983
1,652,696		Far EasTone Telecommunications Co Ltd	3,169
2,754,277		France Telecom S.A.	41,101
272,805		Freenet AG.	7,074
6,165,905	e	Frontier Communications Corp	40,140
108,814	*	General Communication, Inc (Class A)	1,187
1,002,107	*,e	Globalstar, Inc	3,668
50,950		Globe Telecom, Inc	1,843
40,262	*,e	Hawaiian Telcom Holdco, Inc	1,034
1,594,609	*	Hellenic Telecommunications Organization S.A.	20,937
2,194,127		HKT Trust and HKT Ltd	2,650
1,594,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	637
2,586,427		Idea Cellular Ltd	6,939
102,775		IDT Corp (Class B)	1,651
443,828	e	iiNET Ltd	3,158
17,009		Iliad S.A.	3,588
183,744	*	inContact, Inc	1,598
199,579		Inmarsat plc	2,264
214,348		Inteliquent, Inc	2,669
167,753	*,e	Intelsat S.A.	2,875
291,938	*,e	Iridium Communications, Inc	2,584
113,800	*,e	Japan Communications, Inc	631
3,000,000		Jasmine International PCL	616
259,775		Jaymart PCL	112
216,356	*,e	Jazztel plc	3,496
1,175,750		Kcom Group plc	1,801
569,050		KDDI Corp	34,232
64,727		KT Corp	2,109
257,812	e,m	Let’s GOWEX S.A.	3
2,608,021	*,e	Level 3 Communications, Inc	119,265
245,349		LG Telecom Ltd	2,870
57,583		Lumos Networks Corp	936
362,621	e	M2 Telecommunications Group Ltd	2,414
590,962		Magyar Telekom	868
96,300	e	Manitoba Telecom Services, Inc	2,505
2,016,300		Maxis BHD	3,984
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
88,204		MegaFon OAO (GDR)	$2,239
973,908	*	Midas S.A.	165
59,870	e	Millicom International Cellular S.A.	4,795
528,182		Mobile TeleSystems (ADR)	7,891
402,809		MobileOne Ltd	1,122
29,791		Mobistar S.A.	555
3,315,707		MTN Group Ltd	69,906
679,684		Netia S.A.	1,147
160,920	*,e	NEXTDC Ltd	228
950,811		Nippon Telegraph & Telephone Corp	58,964
58,604	e	NTELOS Holdings Corp	624
1,264,700		NTT DoCoMo, Inc	21,181
34,561		Oi S.A.	25
5,187,300		Oi S.A. (Preference)	3,687
89,918		Ooredoo QSC	3,271
4,657,060	*	Orascom Telecom Holding SAE	3,289
8,249,472		Orascom Telecom Media And Technology Holding SAE	1,355
160,099	*	Orbcomm, Inc	921
85,024	*	Partner Communications	606
7,968,004		PCCW Ltd	5,008
98,456		Philippine Long Distance Telephone Co	6,794
566,508	e	Portugal Telecom SGPS S.A.	1,191
170,384	*	Premiere Global Services, Inc	2,039
2,909,490		PT Excelcomindo Pratama	1,480
1,654,900		PT Indosat Tbk	517
54,091,805		PT Telekomunikasi Indonesia Persero Tbk	12,958
89,753	e	QSC AG.	252
992,858		Reliance Communication Ventures Ltd	1,586
83,099	*,e	RingCentral, Inc	1,056
341,717	e	Rogers Communications, Inc (Class B)	12,791
147,007		Rostelecom (ADR)	2,339
1,796,114	*	Royal KPN NV	5,750
345,000		Samart Telcoms PCL	245
993,046	*	SBA Communications Corp (Class A)	110,129
71,763		Shenandoah Telecom Co	1,780
8,684,773		Singapore Telecommunications Ltd	25,852
167,297	*	SK Broadband Co Ltd	743
75,387		SK Telecom Co Ltd	20,738
350,498		SmarTone Telecommunications Holding Ltd	490
1,667,732		Softbank Corp	116,489
81,509		Spok Holdings, Inc	1,060
1,762,334	*,e	Sprint Corp	11,173
469,924		StarHub Ltd	1,517
15,305		Swisscom AG.	8,675
1,851,543		Taiwan Mobile Co Ltd	5,614
529,456		TalkTalk Telecom Group plc	2,566
3,995,214		TDC AS	30,267
310,287		Tele2 AB	3,735
1,312,238		Telecom Corp of New Zealand Ltd	3,041
761,504		Telecom Egypt	1,459
10,949,803		Telecom Italia RSP	9,679
9,000,553		Telecom Italia S.p.A.	10,295
783,117		Telefonica Brasil S.A.	15,485
477,593	e	Telefonica Deutschland Holding AG.	2,491
219,318		Telefonica O2 Czech Republic AS	3,154
4,843,095		Telefonica S.A.	74,798
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,794	e	Telekom Austria AG.	$178
4,282,335		Telekom Malaysia BHD	8,616
1,929,128		Telekomunikacja Polska S.A.	6,773
812,427		Telenor ASA	17,831
683,896		Telephone & Data Systems, Inc	16,386
2,197,504		TeliaSonera AB	15,154
299,937	*	Telkom S.A. Ltd	1,449
9,294,044		Telstra Corp Ltd	43,122
303,351		TELUS Corp	10,358
625,000		Thaicom PCL	794
1,579,908		Tim Participacoes S.A.	8,320
438,020	*	Time dotCom BHD	682
2,838,700		TM International BHD	6,061
5,193,980		T-Mobile US, Inc	149,950
1,983,900		Tower Bersama Infrastructure	1,305
1,429,809		TPG Telecom Ltd	8,564
8,560,677	*	True Corp PCL (Foreign)	3,136
864,460		Turk Telekomunikasyon AS	2,285
1,011,939	*	Turkcell Iletisim Hizmet AS	5,290
274,412	*	tw telecom inc (Class A)	11,418
23,970	e	US Cellular Corp	850
18,043,582		Verizon Communications, Inc	901,999
149,269		Verizon Communications, Inc (New)	7,473
2,404,710		Vivendi Universal S.A.	58,068
407,728	e	Vodacom Group Pty Ltd	4,692
49,677,027		Vodafone Group plc	163,697
542,153		Vodafone Group plc (ADR)	17,831
568,574		Vodafone Qatar	3,296
644,652	*	Vonage Holdings Corp	2,114
2,772,794	e	Windstream Holdings, Inc	29,891
41,422		Ziggo NV	1,940
		TOTAL TELECOMMUNICATION SERVICES	3,473,244

TRANSPORTATION - 2.9%
398,301		Abertis Infraestructuras S.A. (Continuous)	7,854
205,480		Aegean Airlines S.A.	1,677
146,458		Aeroports de Paris	17,537
2,502,865		Air Arabia PJSC	932
53,088	*,e	Air Berlin plc	86
40,000	*	Air Canada (Class A)	305
1,991,807		Air China Ltd	1,259
1,788,144	e	Air New Zealand Ltd	2,712
214,402	*	Air Transport Services Group, Inc	1,561
3,614,380		AirAsia BHD	2,785
1,244,800	*	AirAsia X BHD	300
514,100		Airports of Thailand PCL (Foreign)	3,780
12,796	*	AJ Rent A Car Co Ltd	214
798,581		Alaska Air Group, Inc	34,770
482,699		All America Latina Logistica S.A.	1,254
479,831	e	All Nippon Airways Co Ltd	1,115
42,131		Allegiant Travel Co	5,210
41,501		Amerco, Inc	10,869
3,126,147		American Airlines Group, Inc	110,916
110,400		American Shipping ASA	810
634,771	*,b,m	AMR Corp (Escrow)	6
1,320,000	e	Anhui Expressway Co	806
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,224,991		Ansaldo STS S.p.A.	$47,619
11,295		AP Moller - Maersk AS (Class A)	26,054
21,815		AP Moller - Maersk AS (Class B)	51,676
133,353		Arkansas Best Corp	4,974
721,015		Asciano Group	3,811
117,988	*	Asiana Airlines	512
95,217	*	Atlas Air Worldwide Holdings, Inc	3,144
1,853,871		Auckland International Airport Ltd	5,570
78,450		Autostrada Torino-Milano S.p.A.	1,050
1,224,951		Autostrade S.p.A.	30,092
959,774		Avianca Holdings S.A.	1,661
623,394	*	Avis Budget Group, Inc	34,218
178,728	e	Baltic Trading Ltd	740
7,400,000	*	Bangkok Metro PCL	435
535,404		BBA Aviation plc	2,813
1,863,803		Beijing Capital International Airport Co Ltd	1,421
4,236		Bollore	2,402
203,539		bpost S.A.	4,859
1,042,128	*,e	Brockman Mining Ltd	47
5,585,100		BTS Group Holdings PCL (Foreign)	1,688
1,375,283	e	Canadian National Railway Co	97,637
164,770		Canadian Pacific Railway Ltd	34,185
802,555	e	Canadian Pacific Railway Ltd (Toronto)	166,559
1,254,830		Cathay Pacific Airways Ltd	2,305
327,240		Cebu Air, Inc	499
76,454		Celadon Group, Inc	1,487
204,515		Central Japan Railway Co	27,587
875,475	e	CH Robinson Worldwide, Inc	58,062
1,125,715	*	China Airlines	378
1,038,000	*,e	China Dredging Environment Protection Holdings Ltd	250
1,365,394		China Merchants Holdings International Co Ltd	4,217
5,267,187	*,e	China Shipping Container Lines Co Ltd	1,415
95,500	e	China Southern Airlines Co Ltd	31
16,400,000	*,e	China Timber Resources Group Ltd	499
168,000		Chinese Maritime Transport Ltd	183
1,019,148		Cia de Concessoes Rodoviarias	6,987
26,821		Clarkson plc	1,022
2,287,710		ComfortDelgro Corp Ltd	4,297
11,793		Compagnie Maritime Belge S.A.	246
7,295,616	*	Compania SudAmericana de Vapores S.A.	273
863,500	*	Controladora Vuela Cia de Aviacion SAB de C.V.	746
797,743		Con-Way, Inc	37,893
141,584		Copa Holdings S.A. (Class A)	15,191
3,315,836	*,e	COSCO Holdings	1,375
4,712,046		COSCO Pacific Ltd	6,250
325,539		Costamare, Inc	7,149
1,512,074		CSX Corp	48,477
418,064		CTT-Correios de Portugal S.A.	4,063
776,000	e	CWT Ltd	1,018
25,614	e	D/S Norden	656
173,000	*,e	Daiichi Chuo Kisen Kaisha	142
332,332		Dart Group plc	1,168
695,450		Dazhong Transportation Group Co Ltd	477
5,503,189		Delta Air Lines, Inc	198,940
1,103,166		Deutsche Lufthansa AG.	17,322
2,526,273		Deutsche Post AG.	80,525
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,217		Dfds AS	$1,588
173,698		DP World Ltd	3,591
203,221		DSV AS	5,714
193,374	*	DX Group plc	355
470,725		East Japan Railway Co	35,259
1,350,669		easyJet plc	31,081
90,446	*	Echo Global Logistics, Inc	2,130
425,864		EcoRodovias Infraestrutura e Logistica S.A.	2,098
642,519	*	Eva Airways Corp	340
437,000		Evergreen International Storage & Transport Corp	263
1,307,857	*	Evergreen Marine Corp Tawain Ltd	767
340,035		Expeditors International of Washington, Inc	13,799
1,652,914		FedEx Corp	266,863
230,000	*	First Steamship Co Ltd	157
1,244,308	*	Firstgroup plc	2,412
24,179		Flughafen Wien AG.	2,019
3,963		Flughafen Zuerich AG.	2,483
202,714	*	Flybe Group plc	401
141,955		Forward Air Corp	6,364
30,122		Fraport AG. Frankfurt Airport Services Worldwide	1,975
556,000		Freetech Road Recycling Technology Holdings Ltd	123
280,704		Freightways Ltd	1,118
125,000	e	Fukuyama Transporting Co Ltd	623
103,737		Gateway Distriparks Ltd	430
184,819	*	Genesee & Wyoming, Inc (Class A)	17,615
15,238		GLOVIS Co Ltd	4,646
102,732		Go-Ahead Group plc	4,227
503,306	*	Gol Linhas Aereas Inteligentes S.A.	2,406
1,694,402	e	Golden Ocean Group Ltd	2,018
1,252,589		Grindrod Ltd	2,503
471,659		Groupe Eurotunnel S.A.	5,762
975,200	*,e	Grupo Aeromexico SAB de C.V.	1,469
901,400		Grupo Aeroportuario del Centro Norte Sab de C.V.	3,962
897,491		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	6,060
217,993		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	2,817
303,560		Guangdong Provincial Expressway Development Co Ltd	117
336,822	*	Gujarat Pipavav Port Ltd	925
1,437,393	*	GVK Power & Infrastructure Ltd	235
1,594,000		GZI Transportation Ltd	979
132,000		Hainan Meilan International Airport Co Ltd	104
24,340	e	Hamburger Hafen und Logistik AG.	578
24,754	*	Hanjin Kal Corp	606
94,106	*	Hanjin Shipping Co Ltd	493
57,359		Hanjin Transportation Co Ltd	2,309
243,000		Hankyu Hanshin Holdings, Inc	1,415
133,459	*,e	Hawaiian Holdings, Inc	1,795
164,003	e	Heartland Express, Inc	3,930
2,242,000		Henderson Investment Ltd	193
3,477,553	*	Hertz Global Holdings, Inc	88,295
44,400		Hitachi Transport System Ltd	574
2,031,827	e	Hopewell Highway Infrastructure Ltd	994
202,107	*	Hub Group, Inc (Class A)	8,191
4,872,040	e	Hutchison Port Holdings Trust	3,408
64,755	*	Hyundai Merchant Marine Co Ltd	600
82,757		Iino Kaiun Kaisha Ltd	472
4,416	*	Integer.pl S.A.	290
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,068,107	*	International Consolidated Airlines Group S.A.	$18,247
4,229,921	*	International Consolidated Airlines Group S.A. (London)	25,109
1,843,067		International Container Term Services, Inc	4,534
20,360	e	International Shipholding Corp	364
343,710		Irish Continental Group plc	1,198
80,148		J.B. Hunt Transport Services, Inc	5,935
776,600		Japan Airlines Co Ltd	21,250
37,755	e	Japan Airport Terminal Co Ltd	1,515
48,682	*	Jet Airways India Ltd	164
978,900	*,e	JetBlue Airways Corp	10,396
3,480,123	e	Jiangsu Express	3,674
166,000		Jinzhou Port Co Ltd	74
77,700		Julio Simoes Logistica S.A.	384
545,587		Kamigumi Co Ltd	5,167
590,072		Kansas City Southern Industries, Inc	71,517
1,563,400		Kawasaki Kisen Kaisha Ltd	3,325
364,555		Keihin Electric Express Railway Co Ltd	3,043
112,107		Keio Corp	828
54,032		Keisei Electric Railway Co Ltd	543
730,480		Kerry Logistics Network Ltd	1,138
1,342,185		Kintetsu Corp	4,515
14,300		Kintetsu World Express, Inc	545
232,562	*	Kirby Corp	27,407
181,338		Knight Transportation, Inc	4,967
123,402	e	Knightsbridge Tankers Ltd	1,092
8,200	*	Konoike Transport Co Ltd	150
11,986	*	Korea Line Corp	283
166,168	*	Korean Air Lines Co Ltd	5,658
79,059	e	Kuehne & Nagel International AG.	9,962
512,138		Lan Airlines S.A.	5,866
120,486		Landstar System, Inc	8,698
226,300	e	Latam Airlines Group S.A. (ADR)	2,573
152,843		Localiza Rent A Car	2,216
66,600	*	Log-in Logistica Intermodal S.A.	147
386,981		Macquarie Atlas Roads Group	974
695,218		Malaysia Airports Holdings BHD	1,587
5,690,900	*	Malaysian Airline System BHD	451
339,300		Malaysian Bulk Carriers BHD	172
83,344		Marten Transport Ltd	1,484
42,000		Maruzen Showa Unyu Co Ltd	133
239,440		Matson, Inc	5,993
364,128		Mermaid Marine Australia Ltd	614
2,648,544		MISC BHD	5,450
24,349		Mitsubishi Logistics Corp	350
1,327,358	e	Mitsui OSK Lines Ltd	4,241
108,610		Mitsui-Soko Co Ltd	402
2,276,240		MTR Corp	8,926
1,383,752		Mundra Port and Special Economic Zone Ltd	6,203
639,000	e	Nagoya Railroad Co Ltd	2,563
82,500		Namyong Terminal PCL	41
583,543		National Express Group plc	2,242
284,656		Navios Maritime Holdings, Inc	1,708
959,718	*,e	Neptune Orient Lines Ltd	699
205,641		Nippon Express Co Ltd	861
161,100		Nippon Konpo Unyu Soko Co Ltd	2,701
1,657,669		Nippon Yusen Kabushiki Kaisha	4,371
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
119,000		Nissin Corp	$312
493,400		Nok Airlines PCL	240
1,377,150		Norfolk Southern Corp	153,690
300,412		Northgate plc	2,356
27,927	*,e	Norwegian Air Shuttle AS	972
105,942	e	Odakyu Electric Railway Co Ltd	969
51,653		Oesterreichische Post AG.	2,477
1,939,811	*,e	OHL Mexico SAB de CV	5,250
409,531	*	Old Dominion Freight Line	28,929
619,000	e	Orient Overseas International Ltd	3,422
1,686,290	e	Pacific Basin Shipping Ltd	910
13,684	*,e	PAM Transportation Services, Inc	496
12,969	e	Panalpina Welttransport Holding AG.	1,628
27,713		Park-Ohio Holdings Corp	1,326
24,531	*,e	Patriot Transportation Holding, Inc	832
7,222		Piraeus Port Authority	135
479,600		Pos Malaysia & Services Holdings BHD	689
550,600		Precious Shipping PCL	406
608,332	*	Prumo Logistica S.A.	224
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
6,069,500		PT Cardig Aero Services Tbk	598
9,565,200		PT Express Transindo Utama Tbk	1,044
9,599,657	*	PT Garuda Indonesia Tbk	327
3,939,202		PT Jasa Marga Tbk	2,090
7,186,500	*	PT Nusantara Infrastructure Tbk	116
7,139,000	*,m	PT Trada Maritime Tbk	811
1,259,861	*	Qantas Airways Ltd	1,530
2,140,972		QR National Ltd	8,481
157,858	*	Quality Distribution, Inc	2,017
1,081,713		Qube Logistics Holdings Ltd	2,363
264,386	*	Republic Airways Holdings, Inc	2,937
97,098	*	Roadrunner Transportation Services Holdings, Inc	2,213
2,338,276		Royal Mail plc	14,814
44,959		Ryanair Holdings plc	426
307,089		Ryanair Holdings plc (ADR)	17,329
835,757		Ryder System, Inc	75,193
140,966		Safe Bulkers, Inc	939
390,000		Sagami Railway Co Ltd	1,412
84,673	*	Saia, Inc	4,196
96	*,m	SAir Group	0	^
470,000		Sankyu, Inc	2,512
53,900		Santos Brasil Participacoes S.A.	365
176,702	*,e	SAS AB	311
22,774		SAVE S.p.A.	379
498,986	*	Scorpio Bulkers, Inc	2,904
7,680		Sebang Co Ltd	149
553,287		Seino Holdings Corp	4,435
328,000	e	Senko Co Ltd	1,425
299,744		Shanghai Jinjiang International Investment Holdings Co	286
141,400	m	Shenzhen Chiwan Petroleum	294
181,100		Shenzhen Chiwan Wharf Holdings Ltd	307
2,036,000		Shenzhen Expressway Co Ltd	1,369
1,354,514		Shenzhen International Holdings Ltd	1,847
40,000		Shibusawa Warehouse Co Ltd	124
244,006		Shih Wei Navigation Co Ltd	164
440,000		Shinwa Kaiun Kaisha Ltd	1,088
1,441,097		Shun TAK Holdings Ltd	707
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,896,000		Sichuan Expressway Co Ltd	$1,095
324,000		Sincere Navigation	285
229,590		Singapore Airlines Ltd	1,767
670,000		Singapore Airport Terminal Services Ltd	1,605
2,946,419		Singapore Post Ltd	4,143
6,268,000	e	Sinotrans Ltd	4,549
2,349,500	*,e	Sinotrans Shipping Ltd	653
2,455,000		SITC International Co Ltd	1,199
35,756		Sixt AG.	1,146
49,251		Sixt AG. (Preference)	1,267
38,727	*	Skymark Airlines, Inc	71
188,583		Skywest, Inc	1,467
736,000	e	SMRT Corp Ltd	894
9,176,184		Sociedad Matriz SAAM S.A.	759
67,760		Societa Iniziative Autostradali e Servizi S.p.A.	726
3,167,868		Southwest Airlines Co	106,979
302,214	*	Spirit Airlines, Inc	20,895
962,275		Stagecoach Group plc	5,731
391,850	e	Stobart Group Ltd	705
28,652		Stolt-Nielsen S.A.	555
69,600	e	Student Transportation, Inc	436
132,767		Sumitomo Warehouse Co Ltd	701
301,434	*	Swift Transportation Co, Inc	6,324
1,375,880		Sydney Airport	5,137
450,000		T.Join Transportation Co	589
214,000		Taiwan Navigation Co Ltd	156
667,880		TAV Havalimanlari Holding AS	5,362
27,300		Tegma Gestao Logistica	199
1,418,500		Thai Airways International PCL	623
126,854		Thoresen Thai Agencies PCL	87
237,800	*	Tianjin Marine Shipping Co Ltd	100
4,532,000	e	Tianjin Port Development Holdings Ltd	850
696,000	*,e	Tiger Airways Holdings Ltd	218
447,245		TNT Express NV	2,821
624,274	*	TNT NV	2,690
616,629		Tobu Railway Co Ltd	3,101
1,784,058		Tokyu Corp	11,692
617,303		Toll Holdings Ltd	3,045
96,500		TPI-Triunfo Participacoes e Investimentos S.A.	235
6,400	*	Trancom Co Ltd	287
208,000		Transasia Airways Corp	75
417,314	e	TransForce, Inc	10,072
1,401,497		Transurban Group	9,462
293,886		Trencor Ltd	1,739
1,247,478		Turk Hava Yollari	3,547
2,257,233	*	UAL Corp	105,616
73,249	*,e	Ultrapetrol Bahamas Ltd	229
286,937		U-Ming Marine Transport Corp	437
5,395,050		Union Pacific Corp	584,931
1,866,787		United Parcel Service, Inc (Class B)	183,487
30,872		Universal Truckload Services, Inc	749
21,789	*,e	USA Truck, Inc	382
591,923	e	UTI Worldwide, Inc	6,292
1,220,317	*	Virgin Australia Holdings Ltd	406
67,336	*,m	Virgin Australia Int Holdings	0	^
33,585		VTG AG.	628
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,119,357		Wan Hai Lines Ltd	$1,517
152,478		Werner Enterprises, Inc	3,842
181,957	*	Wesco Aircraft Holdings, Inc	3,166
538,741		West Japan Railway Co	24,110
150,900	e	Westshore Terminals Investment Corp	4,503
90,619		Wilh. Wilhelmsen ASA	709
568,787		Wisdom Marine Lines Co Ltd	662
7,984,000		Xiamen International Port Co Ltd	1,838
184,130	*,e	XPO Logistics, Inc	6,936
55,031	e	Yamato Transport Co Ltd	1,025
946,105	*	Yang Ming Marine Transport	412
139,204	*,e	YRC Worldwide, Inc	2,829
51,200		Yusen Air & Sea Service Co Ltd	541
4,320,819		Zhejiang Expressway Co Ltd	4,390
		TOTAL TRANSPORTATION	3,646,087

UTILITIES - 2.9%
3,575,175	e	A2A S.p.A.	3,534
71,889	*	Abengoa Yield plc	2,558
1,693,176		Aboitiz Power Corp	1,536
26,582		Acciona S.A.	1,984
136,144		ACEA S.p.A.	1,653
78,161		Actelios S.p.A.	105
1,418,961		AES Corp	20,121
2,602,950		AES Gener S.A.	1,378
111,633		AES Tiete S.A.	983
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
958,174		AGL Energy Ltd	11,350
405,360		AGL Resources, Inc	20,811
2,926,671		Aguas Andinas S.A.	1,690
275,162	*	Akenerji Elektrik Uretim AS	133
130,967	*	Aker Solutions ASA	1,305
207,912	*	Aksa Enerji Uretim AS	225
169,725	e	Algonquin Power & Utilities Corp	1,341
156,562		Allete, Inc	6,950
292,763		Alliant Energy Corp	16,222
104,800		Alupar Investimento S.A.	743
305,192		Ameren Corp	11,698
1,615,866		American Electric Power Co, Inc	84,364
237,210		American States Water Co	7,216
938,124		American Water Works Co, Inc	45,246
621,688		APA Group	4,045
139,029		Aqua America, Inc	3,271
28,488		Artesian Resources Corp	574
73,151		Ascopiave S.p.A.	166
72,470		Atco Ltd	2,938
90,900		Athens Water Supply & Sewage Co S.A.	839
447,764	e	Atlantic Power Corp	1,066
119,834	e	Atlantic Power Corp (Toronto)	287
420,495		Atmos Energy Corp	20,058
2,077,009		AusNet Services	2,478
222,728	e	Avista Corp	6,800
5,171,011	e	Beijing Enterprises Water Group Ltd	3,497
15,068,500		Benpres Holdings Corp	2,181
2,868,000		Binhai Investment Co Ltd	163
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,737	e	BKW S.A.	$421
160,614		Black Hills Corp	7,690
19,995		Boralex, Inc	235
209,931		California Water Service Group	4,711
5,278,918	*	Calpine Corp	114,553
113,401	e	Canadian Utilities Ltd	3,961
158,400	e	Capital Power Corp	3,783
3,902,450		Centerpoint Energy, Inc	95,493
303,797		Centrais Eletricas Brasileiras S.A.	814
260,779		Centrais Eletricas Brasileiras S.A. (Preference)	1,076
16,900		Centrais Eletricas de Santa Catarina S.A.	102
2,746,397		Centrica plc	13,688
119,802		CESC Ltd	1,451
204,604		CEZ AS	6,220
53,063		Chesapeake Utilities Corp	2,211
1,114,344		Cheung Kong Infrastructure Holdings Ltd	7,809
2,912,000	e	China Datang Corp Renewable Power Co Ltd	382
7,789,825		China Gas Holdings Ltd	12,927
3,760,813		China Longyuan Power Group Corp	3,675
5,160,000	e	China Oil and Gas Group Ltd	830
10,360,000	e	China Power International Development Ltd	4,800
5,140,000	*	China Power New Energy Development Co Ltd	327
1,050,668		China Resources Gas Group Ltd	2,843
5,446,899		China Resources Power Holdings Co	14,676
1,128,000	*	China Ruifeng Renewable Energy Holdings Ltd	188
423,000	*,e	China Tian Lun Gas Holdings Ltd	513
1,082,000		China Water Affairs Group Ltd	479
560,840	*	Chubu Electric Power Co, Inc	6,439
499,056		Chugoku Electric Power Co, Inc	6,400
366,670		Cia de Saneamento Basico do Estado de Sao Paulo	2,963
61,865		Cia de Saneamento de Minas Gerais-COPASA	784
22,000		Cia de Transmissao de Energia Electrica Paulista	321
1,918,317		Cia Energetica de Minas Gerais	11,748
212,687		Cia Energetica de Sao Paulo (Class B)	2,275
20,704		Cia Energetica do Ceara	317
417,071		Cia Paranaense de Energia	5,681
221,443		Cleco Corp	10,662
2,183,859		CLP Holdings Ltd	17,542
950,361		CMS Energy Corp	28,188
15,933,476		Colbun S.A.	4,091
45,019		Connecticut Water Service, Inc	1,463
434,841		Consolidated Edison, Inc	24,638
2,660,023	e	Contact Energy Ltd	12,418
263,566		CPFL Energia S.A.	2,058
578,000	e	CT Environmental Group Ltd	494
15,071,087		Datang International Power Generation Co Ltd	7,845
1,934,382		Dominion Resources, Inc	133,646
401,790	e	Drax Group plc	4,197
411,903		DTE Energy Co	31,338
3,970,134		DUET Group	8,440
2,536,200		Duke Energy Corp	189,632
365,841	*	Dynegy, Inc	10,558
3,442,522		E.ON AG.	62,866
7,115		E1 Corp	457
268,200		Eastern Water Resources Development and Management PCL	90
1,783,967		Edison International	99,759
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
631,220		EDP - Energias do Brasil S.A.	$2,579
150,872		El Paso Electric Co	5,514
174,061		Electric Power Development Co	5,688
931,108		Electricite de France	30,547
56,408		Elia System Operator S.A.	2,709
2,886,352	*,a,m	Emaar Malls Group PJSC	2,279
185,232	e	Empire District Electric Co	4,473
569,579		Empresa Electrica del Norte Grande S.A.	809
4,138,273		Empresa Nacional de Electricidad S.A.	6,066
587,694		Enagas	18,900
666,046		Endesa S.A.	26,303
208,389		Enea S.A.	1,020
1,442,476		Enel Green Power S.p.A	3,682
9,766,378		Enel S.p.A.	51,665
18,900	*,e	Eneres Co Ltd	220
1,082,449		Energa S.A.	7,847
4,776,065	e	Energias de Portugal S.A.	20,827
1,024,060	*	Energy World Corp Ltd	318
31,758,750		Enersis S.A.	10,081
465,526	*	Eneva S.A.	133
520,043		Entergy Corp	40,215
290,630		Equatorial Energia S.A.	2,945
114,701		ERM Power Ltd	168
49,565		EVN AG.	634
4,607,865		Exelon Corp	157,082
3,576,100		First Gen Corp	2,145
594,190		First Philippine Holdings Corp	1,191
837,392		FirstEnergy Corp	28,111
417,683	e	Fortis, Inc	12,911
448,706		Fortum Oyj	10,940
502,244		GAIL India Ltd	3,645
861,800		Gas Malaysia BHD	917
1,050,209		Gas Natural SDG S.A.	30,894
3,133,658		Gaz de France	78,594
658,543		Glow Energy PCL (Foreign)	1,934
96,692		Great Plains Energy, Inc	2,337
325,000		Great Taipei Gas Co Ltd	252
6,704,143		Guangdong Investments Ltd	7,837
72,854		Gujarat Gas Co Ltd	586
183,467		Gujarat State Petronet Ltd	278
20,669		Hanjin Heavy Industries & Construction Holdings Co Ltd	192
68,643	e	Hawaiian Electric Industries, Inc	1,822
1,256,722		Hera S.p.A.	3,327
316,700	*,e	Hokkaido Electric Power Co, Inc	2,572
374,790		Hokuriku Electric Power Co	4,924
5,308,903		Hong Kong & China Gas Ltd	11,514
2,765,819		Hong Kong Electric Holdings Ltd	24,446
914,730	*,m	Huadian Energy Co Ltd	357
10,112,000	e	Huadian Fuxin Energy Corp Ltd	5,924
3,484,000		Huadian Power International Co	2,456
10,906,200		Huaneng Power International, Inc	11,893
15,154,000	e	Huaneng Renewables Corp Ltd	4,966
500,000	e	Hyflux Ltd	414
8,646,569		Iberdrola S.A.	61,805
183,666		Idacorp, Inc	9,846
15,894		IDGC Holding JSC (GDR)	48
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
71,572	*	Indiabulls Infrastructure and Power Ltd	$5
63,672		Indraprastha Gas Ltd	431
233,052		Infinis Energy plc	831
1,814,206		Infratil Ltd	4,008
210,823	e	Innergex Renewable Energy, Inc	1,973
74,733		Integrys Energy Group, Inc	4,844
614,976		Interconexion Electrica S.A.	2,812
903,898		Inversiones Aguas Metropolitanas S.A.	1,381
554,950		Iride S.p.A.	696
845,851		Isagen S.A. ESP	1,149
140,358		ITC Holdings Corp	5,001
697,041	*	Jaiprakash Power Ventures Ltd	140
347,525	e	Just Energy Income Fund	1,614
13,500	*	K&O Energy Group, Inc	176
1,700,604	*	Kansai Electric Power Co, Inc	16,069
3,827		Korea District Heating Corp	236
404,296		Korea Electric Power Corp	18,376
27,362		Korea Gas Corp	1,425
3,902		KyungDong City Gas Co Ltd	453
355,605	*	Kyushu Electric Power Co, Inc	3,833
150,300		Laclede Group, Inc	6,974
401,000		Light S.A.	3,388
212,771	e	Macquarie Power & Infrastructure Income Fund	788
2,059,700		Manila Water Co, Inc	1,354
310,445		MDU Resources Group, Inc	8,633
1,436,955		Meridian Energy Ltd	1,604
139,164		MGE Energy, Inc	5,185
60,809		Middlesex Water Co	1,192
1,174,989		Mighty River Power Ltd	2,353
119,985		National Fuel Gas Co	8,398
5,691,225		National Grid plc	81,811
193,797		New Jersey Resources Corp	9,789
2,144,395		NextEra Energy, Inc	201,316
517,065		NiSource, Inc	21,189
589,189		Northeast Utilities	26,101
98,059	e	Northland Power Income Fund	1,515
101,962	e	Northwest Natural Gas Co	4,308
144,492		NorthWestern Corp	6,554
2,352,534		NRG Energy, Inc	71,705
688,737	e	NRG Yield, Inc	32,405
2,275,238		NTPC Ltd	5,109
651,031		OGE Energy Corp	24,160
121,500		Okinawa Electric Power Co, Inc	3,761
202,081		ONE Gas, Inc	6,921
60,910	e	Ormat Technologies, Inc	1,600
3,146,440		Osaka Gas Co Ltd	12,634
133,759		Otter Tail Corp	3,567
117,194	e	Pattern Energy Group, Inc	3,624
716,454		Pennon Group plc	9,156
154,764		Pepco Holdings, Inc	4,141
1,466,200		Petronas Gas BHD	10,267
1,414,379		PG&E Corp	63,704
335,946		Piedmont Natural Gas Co, Inc	11,264
295,447		Pinnacle West Capital Corp	16,143
290,358		PNM Resources, Inc	7,233
10,591,708		PNOC Energy Development Corp	1,909
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,527,975		Polska Grupa Energetyczna S.A.	$9,653
283,844	e	Portland General Electric Co	9,117
2,031,089		Power Grid Corp of India Ltd	4,438
1,967,428		PPL Corp	64,610
25,109,000		PT Perusahaan Gas Negara Persero Tbk	12,333
541,768		PTC India Ltd	746
320,162		Public Power Corp	3,800
1,439,524		Public Service Enterprise Group, Inc	53,608
184,400		Puncak Niaga Holding BHD	188
33,890		Qatar Electricity & Water Co	1,768
120,370		Questar Corp	2,683
81,868		Red Electrica de Espana	7,086
702,115		Redes Energeticas Nacionais S.A.	2,366
396,546		Reliance Energy Ltd	3,742
823,468	*	Reliance Power Ltd	934
33,484	e	Rubis	1,929
1,445,512		RusHydro (ADR)	2,589
591,392		RWE AG.	23,017
551		RWE AG. (Preference)	17
8,904		Samchully Co Ltd	1,282
172,347		SCANA Corp	8,550
1,136,043		Scottish & Southern Energy plc	28,447
35,703		Sechilienne-Sidec	876
1,812,261		Sempra Energy	190,976
365,045		Severn Trent plc	11,091
130,478	*	Shikoku Electric Power Co, Inc	1,674
112,900		Shizuoka Gas Co Ltd	751
63,296	e	SJW Corp	1,701
4,390,355		Snam Rete Gas S.p.A.	24,243
119,084		South Jersey Industries, Inc	6,354
789,567		Southern Co	34,465
170,589		Southwest Gas Corp	8,287
1,358,509		Spark Infrastructure Group	2,188
426,900		SPCG PCL	335
875,342		Suez Environnement S.A.	14,806
288,734	e	Superior Plus Corp	3,638
501,450		Taiwan Cogeneration Corp	364
1,344,645		Tata Power Co Ltd	1,800
2,168,421		Tauron Polska Energia S.A.	3,508
157,627	e	TECO Energy, Inc	2,740
167,233		Telecom Plus plc	3,619
3,543,518		Tenaga Nasional BHD	13,381
88,232		Terna Energy S.A.	350
266,845		Terna Rete Elettrica Nazionale S.p.A.	1,339
58,893	*	TerraForm Power, Inc	1,700
2,373,200		Thai Tap Water Supply PCL	877
750,000		Tianjin Jinran Public Utilities Co Ltd	149
385,223	e	Toho Gas Co Ltd	2,169
930,932		Tohoku Electric Power Co, Inc	10,580
1,240,109	*	Tokyo Electric Power Co, Inc	4,342
6,045,967		Tokyo Gas Co Ltd	33,973
113,557		Torrent Power Ltd	249
1,074,000	e	Towngas China Co Ltd	1,150
181,219		Tractebel Energia S.A.	2,548
391,640	e	TransAlta Corp	4,109
67,900	e	TransAlta Renewables, Inc	703
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
98,621		Transmissora Alianca de Energia Eletrica S.A.	$788
972,915		UGI Corp	33,167
251,554		UIL Holdings Corp	8,905
700,336		United Utilities Group plc	9,148
61,381		Unitil Corp	1,908
21,426		VA Tech Wabag Ltd	586
49,400		Valener, Inc	693
260,879		Vectren Corp	10,409
563,053		Veolia Environnement	9,928
354,683	e	Westar Energy, Inc	12,102
189,774		WGL Holdings, Inc	7,993
222,273	e	Wisconsin Energy Corp	9,558
1,106,476		Xcel Energy, Inc	33,637
933,800	e	Xinao Gas Holdings Ltd	6,110
4,770		YESCO Co Ltd	176
43,546	e	York Water Co	871
8,805,086		YTL Corp BHD	4,509
2,900,544	*	YTL Power International BHD	1,450
86,072	*	Zalando SE	2,337
16,000		Zespol Elektrowni Patnow Adamow Konin S.A.	144
259,645	*	Zorlu Enerji Elektrik Uretim AS	162
		TOTAL UTILITIES	3,552,186
		TOTAL COMMON STOCKS	123,650,251
		(Cost $108,208,792)

PURCHASED OPTIONS - 0.0%

ENERGY - 0.0%
5,000		Exxon Mobil Corp	1
		TOTAL ENERGY	1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,200		Salix Pharmaceuticals Ltd	2
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2

SOFTWARE & SERVICES - 0.0%
4,000		Facebook, Inc	3
1,000		Google, Inc	0	^
5,000		Yahoo!, Inc	2
		TOTAL SOFTWARE & SERVICES	5

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
5,000		Apple, Inc	1
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1
		TOTAL PURCHASED OPTIONS	9
		(Cost $20)

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
6,066,327	*	ITAUSA Investimentos Itau PR	22,974
		TOTAL BANKS	22,974
CAPITAL GOODS - 0.0%
17,747		Villeroy & Boch AG	280
		TOTAL CAPITAL GOODS	280
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	$1,871
		TOTAL DIVERSIFIED FINANCIALS	1,871
MEDIA - 0.0%
218,862	*	Zee Entertainment Enterprises Ltd	3
		TOTAL MEDIA	3
REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	19
		TOTAL REAL ESTATE	19
		TOTAL PREFERRED STOCKS	25,147
		(Cost $29,355)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
196,618	e,m	Fiat S.p.A	0	^
		TOTAL AUTOMOBILES & COMPONENTS	0	^

BANKS - 0.0%
2,728,805		Banco Bilbao Vizcaya Argentaria S.A.	272
439,501		Banco Popular Espanol S.A.	6
768,578		Piraeus Bank S.A.	414
		TOTAL BANKS	692
CAPITAL GOODS - 0.0%
82,398	m	Mota-Engil Africa	42
2,046,678		Yuexiu Property Co Ltd	32
		TOTAL CAPITAL GOODS	74

ENERGY - 0.0%
64,082	m	Magnum Hunter Resources Corp	0	^
		TOTAL ENERGY	0	^

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
197,908		Community Health Systems, Inc	6
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	6

MATERIALS - 0.0%
7,980,890		Arrium Ltd	7
28,291	e	SGL Carbon SE	30
		TOTAL MATERIALS	37

MEDIA - 0.0%
2,664	m	Woongjin Thinkbig Co Ltd	3
		TOTAL MEDIA	3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
13,858	e	Cubist Pharmaceuticals, Inc	1
228,016	m	Trius Therapeutics, Inc	30
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	31
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

					VALUE
SHARES		COMPANY			(000)
REAL ESTATE - 0.0%
14,104		Africa Israel Investments Ltd			$1
1,611,837	m	Agile Property Holdings Ltd			159
4,761,352	m	BGP Holdings plc			0	^
363,062		Country Garden Holdings Co Ltd			21
171,073		Immobiliare Grande Distribuzione			37
307,001	e	Kungsleden AB			111
113,255,000	m	Natural Park PCL			52
149,375	m	Six of October Development & Investment			293
259,050	e	Sun Hung Kai Properties Ltd			433
555		Tejon Ranch Co			1
		TOTAL REAL ESTATE			1,108

RETAILING - 0.0%
999,033	m	Country Group Development PCL			3
		TOTAL RETAILING			3

SOFTWARE & SERVICES - 0.0%
967,714	m	Mono Technology PCL			50
		TOTAL SOFTWARE & SERVICES			50

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
3,829	m	Hansol Technics Co Ltd			5
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5

TELECOMMUNICATION SERVICES - 0.0%
196,024	m	Leap Wireless International, Inc			494
180,474	m	Telefonica Deutschland Holding AG.			203
		TOTAL TELECOMMUNICATION SERVICES			697

UTILITIES - 0.0%
77,180	m	AGL Energy Ltd			193
		TOTAL UTILITIES			193

		TOTAL RIGHTS / WARRANTS			2,899
		(Cost $1,972)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 4.9%
GOVERNMENT AGENCY DEBT - 0.1%
$42,583,000		Federal Home Loan Bank (FHLB)	0.040%	10/15/14	42,582
30,000,000		FHLB	0.070	10/22/14	29,999
10,130,000		FHLB	0.042	10/29/14	10,130
34,600,000		FHLB	0.075	01/28/15	34,598
30,000,000		Federal National Mortgage Association (FNMA)	0.080	05/01/15	29,992
		TOTAL GOVERNMENT AGENCY DEBT			147,301

TREASURY DEBT - 0.4%
5,900,000		United States Treasury Bill	0.056	12/18/14	5,900
13,000,000		United States Treasury Bill	0.025	12/26/14	13,000
20,000,000		United States Treasury Bill	0.040	03/12/15	19,997
2,800,000	d	United States Treasury Bill	0.095	05/28/15	2,799
50,000,000		United States Treasury Bill	0.040	06/25/15	49,982
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$50,000,000		United States Treasury Bill	0.051%	07/23/15	$49,977
178,000,000	d	United States Treasury Bill	0.061-0.091	08/20/15	177,880
176,000,000		United States Treasury Bill	0.090-0.103	09/17/15	175,833
		TOTAL TREASURY DEBT			495,368

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%
CERTIFICATE OF DEPOSIT - 0.7%
275,000,000		Bank of Montreal	0.010	10/01/14	275,000
275,000,000		CIBC Bank and Trust Co	0.010	10/01/14	275,000
275,000,000		National Australia Bank Ltd	0.010	10/01/14	275,000
		TOTAL CERTIFICATE OF DEPOSIT			825,000

REPURCHASE AGREEMENT - 3.3%
500,000,000	i,n	Barclays	0.000	10/01/14	500,000
175,000,000	i,o	Barclays	0.000	10/01/14	175,000
121,000,000	p	BNP	0.000	10/01/14	121,000
650,000,000	q	Calyon	0.010	10/01/14	650,000
200,000,000	r	Calyon	0.010	10/01/14	200,000
50,000,000	i,s	Citigroup	0.000	10/01/14	50,000
152,000,000	i,t	Citigroup	0.000	10/01/14	152,000
100,000,000	u	Citigroup	0.040	10/03/14	100,000
100,000,000	v	Goldman Sachs	0.040	10/02/14	100,000
500,000,000	w	HSBC	0.030	10/02/14	500,000
467,000,000	x	Merrill Lynch	0.000-0.344	10/01/14	467,000
700,000,000	y	Royal Bank of Scotland	0.040	10/01/14	700,000
367,000,000	i,z	Societe Generale	0.000	10/01/14	367,000
		TOTAL REPURCHASE AGREEMENT			4,082,000

TREASURY DEBT - 0.2%
250,000,000		United States Treasury Bill	0.040	10/16/14	249,996
		TOTAL TREASURY DEBT			249,996

VARIABLE RATE SECURITIES - 0.2%
8,484,121	i	Granite Master Issuer plc 2006	0.031	12/20/50	8,443
6,708,375	i	Granite Master Issuer plc 2007	0.020	12/20/50	6,673
4,179,718	i	Medallion Trust 2005	0.030	08/22/36	4,177
7,316,400	i	Puma Finance Ltd	0.027	02/21/38	7,246
170,000,000	i	SLM Student Loan Trust 2007	0.118	01/25/19	168,685
11,244,630	i	SLM Student Loan Trust 2008	0.584	10/25/16	11,245
		TOTAL VARIABLE RATE SECURITIES			206,469

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			5,363,465

		TOTAL SHORT-TERM INVESTMENTS			6,006,134
		(Cost $6,006,925)
		TOTAL INVESTMENTS - 104.3%			129,688,633
		(Cost $114,251,418)
		OTHER ASSETS & LIABILITIES, NET - (4.3)%			(5,319,878)
		NET ASSETS - 100.0%			$124,368,755

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,429,832,000.
f	Restricted security. At 09/30/2014, the aggregate value of these securities amounted to $216,000 or 0.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclays, 0.000% dated 09/30/14 to be repurchased at $500,000,000 on 10/01/14, collateralized by U.S. Government Agency Securities valued at $546,177,000.
o	Agreement with Barclays, 0.000% dated 09/30/14 to be repurchased at $175,000,000 on 10/01/14, collateralized by U.S. Government Agency Securities valued at $178,500,000.
p	Agreement with BNP, 0.000% dated 09/30/14 to be repurchased at $121,000,000 on 10/01/14, collateralized by U.S. Government Agency Securities valued at $123,420,000.
q	Agreement with Calyon, 0.010-0.050% dated 09/30/14 to be repurchased at $650,000,000 on 10/01/14, collateralized by U.S. Government Agency Securities valued at $663,000,000.
r	Agreement with Calyon, 0.010% dated 09/30/14 to be repurchased at $200,000,000 on 10/01/14, collateralized by U.S. Government Agency Securities valued at $204,000,000.
s	Agreement with Citigroup, 0.000% dated 09/30/14 to be repurchased at $50,000,000 on 10/01/14, collateralized by U.S. Government Agency Securities valued at $51,000,000.
t	Agreement with Citigroup, 0.000% dated 09/30/14 to be repurchased at $152,000,000 on 10/01/14, collateralized by U.S. Government Agency Securities valued at $155,040,000.
u	Agreement with Citigroup, 0.040% dated 09/30/14 to be repurchased at $100,000,000 on 10/03/14, collateralized by U.S. Government Agency Securities valued at $102,000,000.
v	Agreement with Goldman Sachs, 0.040% dated 09/30/14 to be repurchased at $100,000,000 on 10/02/14, collateralized by U.S. Government Agency Securities valued at $102,000,000.
w	Agreement with HSBC, 0.030% dated 09/30/14 to be repurchased at $500,000,000 on 10/02/14, collateralized by U.S. Government Agency Securities valued at $504,002,000.
x	Agreement with Merrill Lynch, 0.000-0.020% dated 09/30/14 to be repurchased at $467,000,000 on 10/01/14, collateralized by U.S. Government Agency Securities valued at $476,340,000.
y	Agreement with Royal Bank of Scotland, 0.040% dated 09/30/14 to be repurchased at $700,000,000 on 10/01/14, collateralized by U.S. Government Agency Securities valued at $714,001,000.
z	Agreement with Societe Generale, 0.000% dated 09/30/14 to be repurchased at $367,000,000 on 10/01/14, collateralized by U.S. Government Agency Securities valued at $374,340,000.

Cost amounts are in thousands.
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

September 30, 2014

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$91,885,503	71.2%
TOTAL DOMESTIC	91,885,503	71.2

FOREIGN

ARGENTINA	2,540	0.0
AUSTRALIA	1,716,547	1.3
AUSTRIA	119,424	0.1
BAHAMAS	229	0.0
BELGIUM	252,651	0.2
BERMUDA	52,361	0.0
BRAZIL	782,914	0.6
CANADA	2,988,759	2.3
CAYMAN ISLANDS	2,089	0.0
CHILE	109,534	0.1
CHINA	1,645,095	1.3
COLOMBIA	82,434	0.1
CYPRUS	126	0.0
CZECH REPUBLIC	22,640	0.0
DENMARK	404,536	0.3
EGYPT	34,296	0.0
FAROE ISLANDS	1,353	0.0
FINLAND	283,754	0.2
FRANCE	2,737,054	2.1
GEORGIA	3,794	0.0
GERMANY	2,048,960	1.6
GIBRALTAR	1,040	0.0
GREECE	185,821	0.1
HONG KONG	972,930	0.8
HUNGARY	9,672	0.0
INDIA	704,002	0.5
INDONESIA	225,417	0.2
IRELAND	341,345	0.3
ISLE OF MAN	6,645	0.0
ISRAEL	171,677	0.1
ITALY	688,909	0.5
JAPAN	5,620,517	4.3
JERSEY, C.I.	16,462	0.0
KOREA, REPUBLIC OF	1,266,204	1.0
LUXEMBOURG	47,696	0.0
MACAU	10,713	0.0
MALAYSIA	294,636	0.2
MALTA	3,337	0.0
MEXICO	439,302	0.3
MONACO	8,704	0.0
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
NETHERLANDS	$1,250,731	1.0%
NEW ZEALAND	88,935	0.1
NORWAY	253,727	0.2
PANAMA	18,507	0.0
PERU	18,652	0.0
PHILIPPINES	122,245	0.1
POLAND	129,480	0.1
PORTUGAL	53,919	0.0
PUERTO RICO	10,560	0.0
QATAR	39,261	0.0
ROMANIA	1,025	0.0
RUSSIA	310,235	0.2
SINGAPORE	510,360	0.4
SOUTH AFRICA	602,622	0.5
SPAIN	616,467	0.5
SRI LANKA	2,181	0.0
SWEDEN	736,035	0.6
SWITZERLAND	2,258,513	1.7
TAIWAN	1,074,054	0.8
THAILAND	234,651	0.2
TURKEY	134,956	0.1
UKRAINE	431	0.0
UNITED ARAB EMIRATES	59,800	0.0
UNITED KINGDOM	4,966,736	3.8
VIRGIN ISLANDS, U.S.	2,928	0.0
TOTAL FOREIGN	37,803,130	28.8

TOTAL PORTFOLIO	$129,688,633	100.0%
184

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 98.9%

AUSTRALIA - 1.9%
147,065		AGL Energy Ltd	$1,742
35,283		ALS Ltd	162
809,868	*	Alumina Ltd	1,200
439,328		Amcor Ltd	4,352
882,735		AMP Ltd	4,210
75,205		APA Group	489
208,159		Asciano Group	1,100
155,762		AusNet Services	186
1,093,405		Australia & New Zealand Banking Group Ltd	29,557
48,483		Australian Stock Exchange Ltd	1,521
33,005		Bank of Queensland Ltd	336
39,513		Bendigo Bank Ltd	412
2,049,603		BHP Billiton Ltd	60,409
905,592		BHP Billiton plc	25,049
126,480	*	BlueScope Steel Ltd	599
71,763		Boral Ltd	312
360,519		Brambles Ltd	2,999
12,304		Caltex Australia Ltd	301
194,657		CFS Gandel Retail Trust	340
1,000,000		Challenger Financial Services Group Ltd	6,223
157,143		Coca-Cola Amatil Ltd	1,206
5,267	e	Cochlear Ltd	320
356,936		Commonwealth Bank of Australia	23,502
128,027		Computershare Ltd	1,361
395,595		Crown Ltd	4,777
125,704		CSL Ltd	8,149
486,813		DB RREEF Trust	473
71,811		DuluxGroup Ltd	349
10,261,697		Echo Entertainment Group Ltd	29,408
126,744		Federation Centres	286
4,923	e	Flight Centre Ltd	184
140,054	e	Fortescue Metals Group Ltd	426
154,284		GPT Group (ASE)	523
43,641	e	Harvey Norman Holdings Ltd	139
38,723	e	Iluka Resources Ltd	266
248,462		Incitec Pivot Ltd	589
562,209		Insurance Australia Group Ltd	3,013
2,993,669		John Fairfax Holdings Ltd	2,026
42,515	e	Leighton Holdings Ltd	719
169,587		Lend Lease Corp Ltd	2,129
157,970		Macquarie Goodman Group	714
102,435		Macquarie Group Ltd	5,154
80,048		Metcash Ltd	184
1,011,157		Mirvac Group	1,521
185

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
968,697		National Australia Bank Ltd	$27,553
454,954	*	Newcrest Mining Ltd	4,181
321,889	e	OneSteel Ltd	103
100,578		Orica Ltd	1,660
327,297		Origin Energy Ltd	4,280
328,034		Orora Ltd	470
72,671		Oxiana Ltd	246
94,029	*	Qantas Airways Ltd	114
420,988		QBE Insurance Group Ltd	4,287
192,044		QR National Ltd	761
11,999		Ramsay Health Care Ltd	526
4,838		REA Group Ltd	183
43,305		Recall Holdings Ltd	213
253,935		Santos Ltd	3,037
3,521,466	*	Scentre Group	10,132
29,857	e	Seek Ltd	422
39,943		Shopping Centres Australasia Property Group	59
34,654		Sonic Healthcare Ltd	532
722,287		Stockland Trust Group	2,495
402,044		Suncorp-Metway Ltd	4,942
170,948		Sydney Airport	638
68,190		Tabcorp Holdings Ltd	216
129,482		Tattersall’s Ltd	357
1,394,265		Telstra Corp Ltd	6,469
224,907		Toll Holdings Ltd	1,109
24,671		TPG Telecom Ltd	148
360,611		Transurban Group	2,435
58,657		Treasury Wine Estates Ltd	217
332,499		Wesfarmers Ltd	12,253
1,912,198		Westfield Corp	12,460
623,081		Westpac Banking Corp	17,492
195,785		Woodside Petroleum Ltd	6,952
314,281		Woolworths Ltd	9,411
33,270		WorleyParsons Ltd	446
		TOTAL AUSTRALIA	365,716

AUSTRIA - 0.1%
99,203		Andritz AG.	5,282
16,787		Erste Bank der Oesterreichischen Sparkassen AG.	383
65,989	*,m	Immoeast AG.	0	^
52,685	*	Immofinanz Immobilien Anlagen AG.	150
170,000		Oesterreichische Post AG.	8,153
8,488		OMV AG.	285
6,130		Raiffeisen International Bank Holding AG.	133
5,412	e	Telekom Austria AG.	49
6,375		Voestalpine AG.	252
2,601		Wiener Staedtische Allgemeine Versicherung AG.	117
		TOTAL AUSTRIA	14,804

BELGIUM - 0.5%
12,875		Ageas	427
148,254		Anheuser-Busch InBev NV (ADR)	16,434
186

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
31,925	*,m	Anheuser-Busch InBev NV (Strip VVPR)	$0	^
579,721		Arseus NV	28,048
8,371		Belgacom S.A.	291
4,214	e	Colruyt S.A.	186
5,756	e	Delhaize Group	400
4,594		Groupe Bruxelles Lambert S.A.	421
477	*,m	Groupe Bruxelles Lambert S.A. - (Strip VVPR)	0	^
160,748		InBev NV	17,827
14,241	*	KBC Groep NV	756
3,387		Solvay S.A.	520
3,015		Telenet Group Holding NV	173
253,721		UCB S.A.	22,990
6,243		Umicore	272
		TOTAL BELGIUM	88,745

BERMUDA - 0.0%
55,000		Teekay Corp	3,650
		TOTAL BERMUDA	3,650

BRAZIL - 0.1%
734,600		Banco Itau Holding Financeira S.A.	10,165
244,700		Cia Brasileira de Distribuicao Grupo Pao de Acucar	10,682
464,200		Totvus S.A.	7,060
		TOTAL BRAZIL	27,907

CANADA - 3.8%
104,309		Agnico-Eagle Mines Ltd	3,017
28,562	e	Agrium, Inc	2,539
870,836		Alimentation Couche Tard, Inc	27,845
61,623	e	AltaGas Income Trust	2,602
373,031	e	ARC Resources Ltd	9,842
12,435		Atco Ltd	504
36,727	*,e	Athabasca Oil Corp	188
215,868		Bank of Montreal	15,888
65,000	*	Bank of Montreal	4,785
392,961	e	Bank of Nova Scotia	24,305
497,142		Barrick Gold Corp (Canada)	7,311
84,668	e	Baytex Energy Trust	3,202
192,049	e	BCE, Inc	8,212
257,600	*,e	Blackberry Ltd (New)	2,567
166,214	e	Bombardier, Inc	559
139,092		Brookfield Asset Management, Inc	6,245
130,568		CAE, Inc	1,583
194,267	e	Cameco Corp (Toronto)	3,428
136,338	e	Canadian Imperial Bank of Commerce/Canada	12,245
649,321	e	Canadian National Railway Co	46,098
548,659	e	Canadian Natural Resources Ltd (Canada)	21,315
219,103	e	Canadian Oil Sands Trust	4,042
129,151	e	Canadian Pacific Railway Ltd (Toronto)	26,803
65,613		Canadian Tire Corp Ltd	6,723
20,110		Canadian Utilities Ltd	702
200,000	*	Canfor Corp	4,479
187

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
390,000	*	Celestica, Inc	$3,952
278,964		Cenovus Energy, Inc (Toronto)	7,505
27,337	*	CGI Group, Inc	924
25,001	e	CI Financial Corp	754
87,540	e	Crescent Point Energy Corp	3,159
190,993		Dollarama, Inc	16,201
384,938		Eldorado Gold Corp	2,595
275,000	*	Element Financial Corp	3,335
8,329		Empire Co Ltd	579
225,957		Enbridge, Inc	10,816
164,471		EnCana Corp	3,492
22,698	e	Enerplus Resources Fund	431
4,329		Fairfax Financial Holdings Ltd	1,940
82,036		Finning International, Inc	2,314
40,459		First Capital Realty, Inc	633
215,488		First Quantum Minerals Ltd	4,160
94,433	e	Fortis, Inc	2,919
47,423		Franco-Nevada Corp	2,328
5,181		George Weston Ltd	408
13,671		Gildan Activewear, Inc	748
220,481		Goldcorp, Inc	5,083
121,537		Great-West Lifeco, Inc	3,495
69,136		H&R Real Estate Investment Trust	1,349
152,747	e	Husky Energy, Inc	4,193
15,966	e	IGM Financial, Inc	689
118,636		Imperial Oil Ltd	5,605
44,766		Industrial Alliance Insurance and Financial Services, Inc	1,853
20,425		ING Canada, Inc	1,322
203,274	e	Inter Pipeline Ltd	6,598
31,278	e	Keyera Corp	2,520
494,104	*	Kinross Gold Corp	1,641
130,000		Linamar Corp	6,709
40,676		Loblaw Cos Ltd	2,036
80,015	e	Magna International, Inc (Class A)	7,595
80,000		Magna International, Inc (Class A) (NY)	7,593
637,909	e	Manulife Financial Corp	12,269
16,806	*	MEG Energy Corp	516
95,844		Methanex Corp	6,398
124,707	e	Metro, Inc	8,340
82,062		National Bank of Canada	3,739
237,457	*	New Gold, Inc	1,202
17,158		Onex Corp	955
162,934	e	Open Text Corp	9,013
67,677	e	Pembina Pipeline Income Fund	2,851
103,927	e	Pengrowth Energy Trust	545
56,870	e	Penn West Energy Trust	385
567,188	e	Peyto Exploration & Development Corp	17,898
301,231	e	Potash Corp of Saskatchewan	10,431
154,134	e	Power Corp Of Canada	4,277
104,576	e	Power Financial Corp	3,199
82,376		RioCan Real Estate Investment Trust	1,888
75,734	e	Rogers Communications, Inc (Class B)	2,835
188

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
904,168		Royal Bank of Canada (Toronto)	$64,627
91,638		Saputo, Inc	2,564
60,789	e	Shaw Communications, Inc (B Shares)	1,490
48,805		Silver Wheaton Corp	974
30,474		SNC-Lavalin Group, Inc	1,403
148,808		Sun Life Financial, Inc	5,395
927,146		Suncor Energy, Inc	33,553
2,051,000		Talisman Energy, Inc	17,741
765,182		Talisman Energy, Inc (Toronto)	6,620
108,466		Teck Cominco Ltd	2,054
103,401		TELUS Corp	3,531
59,573		Tim Hortons, Inc (Toronto)	4,691
1,416,184		Toronto-Dominion Bank	69,889
198,692	*	Tourmaline Oil Corp	8,805
123,855	e	TransAlta Corp	1,299
344,417	e	TransCanada Corp	17,738
503,865	e	TransForce, Inc	12,161
295,389	*	Turquoise Hill Resources Ltd	1,110
54,084	e	Vermilion Energy, Inc	3,292
180,000		Westjet Airlines Ltd	5,034
460,523	e	Yamana Gold, Inc	2,763
		TOTAL CANADA	727,978

CHINA - 1.0%
2,712,000	e	Agile Property Holdings Ltd	1,665
794,000		Agricultural Bank of China	351
158,901	*	Alibaba Group Holding Ltd (ADR)	14,118
2,708,700		Bank of Communications Co Ltd	1,887
1,122,000		China Aoyuan Property Group Ltd	181
22,757,800		China Everbright International Ltd	30,091
4,100,000	e	China Medical System Holdings Ltd	7,012
1,119,500		China Merchants Bank Co Ltd	1,911
3,875,000	*,e	China Modern Dairy Holdings	1,790
1,300,255	*	China New Town Development Co Ltd	66
900	e	China South Locomotive and Rolling Stock Corp	1
2,738,000		China State Construction International Holdings Ltd	4,070
561,400	*	China Vanke Co Ltd	987
7,000,000	e	Chongqing Rural Commercial Bank	3,170
203,000		CNOOC Ltd	350
7,000,000		Datang International Power Generation Co Ltd	3,644
1,450,000		Great Wall Motor Co Ltd	5,619
10,000,000		Huadian Fuxin Energy Corp Ltd	5,858
7,000,000		Huadian Power International Co	4,934
4,000,000		Huaneng Power International, Inc	4,362
16,910,000		Huaneng Renewables Corp Ltd	5,542
8,556,000		Industrial & Commercial Bank of China	5,348
684,063	*,e	JD.com, Inc (ADR)	17,663
1,016,999		KWG Property Holding Ltd	712
7,070,000		Sihuan Pharmaceutical Holdings	5,295
2,355,911		Sino-Ocean Land Holdings Ltd	1,239
9,000,000		Sinotrans Ltd	6,532
2,775,000		Tencent Holdings Ltd	41,296
189

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
950,000	e	Xinao Gas Holdings Ltd	$6,216
170,749	e	Yangzijiang Shipbuilding	158
3,057,000	e	Yanlord Land Group Ltd	2,572
		TOTAL CHINA	184,640

COLOMBIA - 0.0%
182,351	*,e	Grupo Aval Acciones y Valores (ADR)	2,471
170,470	e	Pacific Rubiales Energy Corp (Toronto)	2,858
		TOTAL COLOMBIA	5,329

DENMARK - 0.6%
2,505		AP Moller - Maersk AS (Class A)	5,778
406		AP Moller - Maersk AS (Class B)	962
6,148		Carlsberg AS (Class B)	546
203,300		Christian Hansen Holding	7,848
6,290		Coloplast AS	526
490,155		Danske Bank AS	13,287
10,365		DSV AS	291
300,000		GN Store Nord	6,604
220,000		H Lundbeck AS	4,913
1,095,112		Novo Nordisk AS	52,140
13,814		Novozymes AS	598
106,309		Pandora AS	8,300
746,442		TDC AS	5,655
300,000	*	Topdanmark AS	9,077
1,329		TrygVesta AS	138
12,641	*	Vestas Wind Systems AS	493
1,342	*	William Demant Holding	103
		TOTAL DENMARK	117,259

FINLAND - 0.6%
196,564		Elisa Oyj (Series A)	5,207
25,374		Fortum Oyj	619
17,904	e	Kone Oyj (Class B)	717
6,388		Metso Oyj	226
6,920	e	Neste Oil Oyj	142
1,630,000		Nokia Corp	13,790
5,466,073		Nokia Oyj	46,413
6,704		Nokian Renkaat Oyj	201
400,000	e,m	OKO Bank (Class A)	8,073
5,388		Orion Oyj (Class B)	210
597,346		Sampo Oyj (A Shares)	28,882
30,681		Stora Enso Oyj (R Shares)	255
30,359		UPM-Kymmene Oyj	432
8,724		Wartsila Oyj (B Shares)	389
		TOTAL FINLAND	105,556

FRANCE - 4.1%
393,173		Accor S.A.	17,413
1,798		Aeroports de Paris	215
19,664		Air Liquide	2,397
160,097	*	Alcatel S.A.	494
190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
11,906		Alstom RGPT	$408
3,205	e	Arkema	215
277,337		Atos Origin S.A.	20,084
102,848		AXA S.A.	2,533
1,612,458		BNP Paribas	107,016
300		Bollore	170
125,701		Bouygues S.A.	4,064
12,080		Bureau Veritas S.A.	267
8,313		Cap Gemini S.A.	596
35,266		Carrefour S.A.	1,089
3,176		Casino Guichard Perrachon S.A.	342
1	*	CGG (ADR)	0	^
3,126		Christian Dior S.A.	524
8,932		CNP Assurances	168
799,155		Compagnie de Saint-Gobain	36,515
3,179,983		Credit Agricole S.A.	47,934
7,206		Dassault Systemes S.A.	463
1,110,982		Edenred	27,376
417,365		Electricite de France	13,692
11,728		Essilor International S.A.	1,286
2,436		Eurazeo	175
392,539		European Aeronautic Defence and Space Co	24,675
8,490		Eutelsat Communications	274
586,229		Faurecia	18,720
1,863		Fonciere Des Regions	168
106,348		France Telecom S.A.	1,587
678,301	*	GameLoft	4,506
281,876		Gaz de France	7,070
1,553		Gecina S.A.	204
32,917		Groupe Danone	2,204
27,809		Groupe Eurotunnel S.A.	340
2,348		Icade	198
1,408		Iliad S.A.	297
1,964		Imerys S.A.	145
732,179		JC Decaux S.A.	23,115
6,437		Klepierre	282
303,673		Lafarge S.A.	21,854
6,753		Lagardere S.C.A.	181
14,870		Legrand S.A.	773
271,385		L’Oreal S.A.	43,040
52,631		LVMH Moet Hennessy Louis Vuitton S.A.	8,546
10,647		Michelin (C.G.D.E.) (Class B)	1,003
51,644		Natixis	355
12,211		Pernod-Ricard S.A.	1,382
22,766	*	Peugeot S.A.	291
4,354		PPR	878
10,329		Publicis Groupe S.A.	708
1,519	e	Remy Cointreau S.A.	109
288,528		Renault S.A.	20,872
1,231,915		Rexel S.A.	23,006
15,055		Safran S.A.	976
614,949		Sanofi-Aventis	69,533
191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
29,917		Schneider Electric S.A.	$2,295
148,649		SCOR	4,643
1,537		Societe BIC S.A.	198
525,863		Societe Generale	26,823
5,420		Sodexho Alliance S.A.	530
275,556		Suez Environnement S.A.	4,661
5,853		Technip S.A.	491
314,852		Teleperformance	19,473
65,579		Thales S.A.	3,490
1,830,746		Total S.A.	118,548
5,695		Unibail-Rodamco	1,464
154,031		Valeo S.A.	17,115
6,096		Vallourec	281
24,146		Veolia Environnement	426
27,297		Vinci S.A.	1,584
1,136,994		Vivendi Universal S.A.	27,456
1,939		Wendel	220
10,483		Zodiac S.A.	334
		TOTAL FRANCE	792,760

GERMANY - 3.0%
12,024		Adidas-Salomon AG.	897
462,725		Allianz AG.	74,698
2,294		Axel Springer AG.	126
52,196		BASF AG.	4,761
584,863		Bayer AG.	81,377
104,343		Bayerische Motoren Werke AG.	11,152
535		Bayerische Motoren Werke AG. (Preference)	43
798,342		Beiersdorf AG.	66,423
8,546		Brenntag AG.	418
3,109		Celesio AG.	103
55,777	*	Commerzbank AG.	828
154,149		Continental AG.	29,200
977,171		Daimler AG. (Registered)	74,624
77,705		Deutsche Bank AG.	2,713
11,172		Deutsche Boerse AG.	750
13,031		Deutsche Lufthansa AG.	205
1,508,474		Deutsche Post AG.	48,083
176,826		Deutsche Telekom AG.	2,677
16,150		Deutsche Wohnen AG.	344
65,000		Duerr AG.	4,717
211,372		E.ON AG.	3,860
2,016		Fraport AG. Frankfurt Airport Services Worldwide	132
180,000		Freenet AG.	4,667
12,386		Fresenius Medical Care AG.	863
21,664		Fresenius SE	1,070
3,795		Fuchs Petrolub AG. (Preference)	144
10,207		GEA Group AG.	443
73,451		Hannover Rueckversicherung AG.	5,928
8,102		HeidelbergCement AG.	533
6,860		Henkel KGaA	640
10,232		Henkel KGaA (Preference)	1,019
192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,591		Hochtief AG.	$109
1,683		Hugo Boss AG.	210
64,213		Infineon Technologies AG.	661
9,751	e	K&S AG.	275
1,321		Kabel Deutschland Holding AG.	179
300,251		Lanxess AG.	16,574
10,478		Linde AG.	2,006
2,204		MAN AG.	248
7,433		Merck KGaA	683
8,903		Metro AG.	292
101,156	*	Morphosys AG.	9,869
39,934		Muenchener Rueckver AG.	7,878
75,489	*	Osram Licht AG.	2,801
8,769		Porsche AG.	700
25,468	*	Premiere AG.	215
538,054		ProSiebenSat. Media AG.	21,331
188,049		RTL Group	16,102
27,387		RWE AG.	1,066
897		RWE AG. (Preference)	27
135,483		SAP AG.	9,778
268,249		Siemens AG.	31,920
34,962	e	Telefonica Deutschland Holding AG.	182
26,009	*	ThyssenKrupp AG.	679
6,999		United Internet AG.	297
58,117		Volkswagen AG.	12,008
7,750		Volkswagen AG. (Preference)	1,600
300,046		Wirecard AG.	11,035
		TOTAL GERMANY	572,163

GREECE - 0.1%
381,000		OPAP S.A.	4,996
5,816,266	*	Piraeus Bank S.A.	9,845
		TOTAL GREECE	14,841

HONG KONG - 1.1%
7,059,758		AIA Group Ltd	36,434
21,218		ASM Pacific Technology	210
117,882		Bank of East Asia Ltd	477
2,163,353		BOC Hong Kong Holdings Ltd	6,887
106,431		Cathay Pacific Airways Ltd	196
556,787		Cheung Kong Holdings Ltd	9,159
53,723		Cheung Kong Infrastructure Holdings Ltd	377
4,734,000		China Gas Holdings Ltd	7,856
625,000		Chow Sang Sang Holding	1,489
503,454		CLP Holdings Ltd	4,044
1,370,331		Esprit Holdings Ltd	1,772
213,463		First Pacific Co	221
209,803		Galaxy Entertainment Group Ltd	1,218
1,063,434	*	Global Brands Group Holding Ltd	234
209,000	*	Glorious Property Holdings Ltd	32
1,811,517		Hang Lung Group Ltd	8,976
5,587,803		Hang Lung Properties Ltd	15,883
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
361,972		Hang Seng Bank Ltd	$5,809
399,544		Henderson Land Development Co Ltd	2,587
242,660		HKT Trust and HKT Ltd	293
2,027,151		Hong Kong & China Gas Ltd	4,396
295,776		Hong Kong Electric Holdings Ltd	2,614
187,898		Hong Kong Exchanges and Clearing Ltd	4,044
701,913		Hutchison Whampoa Ltd	8,485
58,760		Hysan Development Co Ltd	271
14,590,000	*	Intime Retail Group Co Ltd	12,420
7,250		Kerry Logistics Network Ltd	11
1,535,948		Kerry Properties Ltd	5,149
25,540,000		Lee & Man Paper Manufacturing Ltd	12,975
1,597,027		Li & Fung Ltd	1,814
12,000	e,m	Lifestyle International Holdings Ltd	23
212,468		Link REIT	1,226
444,254		MTR Corp	1,742
1,556,576		New World Development Co Ltd	1,813
389,802		Noble Group Ltd	396
136,372		NWS Holdings Ltd	243
354,079		PCCW Ltd	223
34,932,400	e	REXLot Holdings Ltd	3,535
222,333		Sands China Ltd	1,160
2,770,286		Shanghai Real Estate Ltd	80
131,992		Shangri-La Asia Ltd	195
274,561		Sino Land Co	423
179,611		SJM Holdings Ltd	342
1,238,999		Sun Hung Kai Properties Ltd	17,580
154,628		Swire Pacific Ltd (Class A)	1,990
174,000		Swire Properties Ltd	542
119,902		Techtronic Industries Co	346
1,747,701		Wharf Holdings Ltd	12,413
83,334		Wheelock & Co Ltd	398
66,912		Yue Yuen Industrial Holdings	202
		TOTAL HONG KONG	201,205

INDIA - 0.6%
330,000		Bank of Baroda	4,799
99,359		Bharti Infratel Ltd	474
1,580,004	*	DEN Networks Ltd	3,771
1,530,483	*	Dhanalakshmi Bank Ltd	1,075
5,808,442		DLF Ltd	14,100
110,200		Dr Reddy’s Laboratories Ltd	5,770
383,004	*	Hathway Cables and Datacom Pvt Ltd	1,800
530,000		HDFC Bank Ltd	7,449
332,666		Housing Development Finance Corp	5,670
35,000		ICICI Bank Ltd	812
38,021		ING Vysya Bank Ltd	366
283,431		Jyothy Laboratories Ltd	1,099
454,322		LIC Housing Finance Ltd	2,384
410,000		Lupin Ltd	9,253
6,000		MRF Ltd	3,170
90,834		Prestige Estates Projects Ltd	322
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,113,028		Puravankara Projects Ltd	$1,840
290,069		Reliance Industries Ltd	4,429
80,000		State Bank of India Ltd	3,156
800,000		Sun Pharmaceutical Industries Ltd	11,072
813,513		Sunteck Realty Ltd	4,018
1,300,000		Tata Motors Ltd	7,239
18,896,394	*	Unitech Ltd	5,739
600,000		United Phosphorus Ltd	3,295
491,946		Yes Bank Ltd	4,428
		TOTAL INDIA	107,530

INDONESIA - 0.1%
9,328,800		PT Bank Mandiri Persero Tbk	7,715
41,374,500		PT Express Transindo Utama Tbk	4,515
		TOTAL INDONESIA	12,230

IRELAND - 1.0%
1,499,659	*	Bank of Ireland	586
1,263,778		CRH plc	28,701
5,632		CRH plc (Ireland)	128
60,000		DCC plc	3,321
4,032,262	*	Green REIT plc	6,621
4,159,400	*	Hibernia REIT plc	6,042
147,992	*,m	Irish Bank Resolution Corp Ltd	0	^
40,892		James Hardie Industries NV	428
318,468		Kerry Group plc (Class A)	22,453
6,302		Ryanair Holdings plc	60
555,682		Ryanair Holdings plc (ADR)	31,357
812,754		Shire Ltd	70,126
977,088		Smurfit Kappa Group plc	21,356
60,455		XL Capital Ltd	2,005
		TOTAL IRELAND	193,184

ISLE OF MAN - 0.0%
3,631,384	*	Unitech Corporate Parks plc	3,046
		TOTAL ISLE OF MAN	3,046

ISRAEL - 0.1%
61,380		Bank Hapoalim Ltd	346
75,232	*	Bank Leumi Le-Israel	305
105,081		Bezeq Israeli Telecommunication Corp Ltd	181
235		Delek Group Ltd	89
24,249		Israel Chemicals Ltd	174
117	*	Israel Corp Ltd	66
7,915		Mizrahi Tefahot Bank Ltd	95
3,146		Nice Systems Ltd	128
48,999		Teva Pharmaceutical Industries Ltd	2,637
285,146		Teva Pharmaceutical Industries Ltd (ADR)	15,327
		TOTAL ISRAEL	19,348
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
ITALY - 1.0%
4,000,000	e	A2A S.p.A.	$3,954
413,333		Ansaldo STS S.p.A.	4,659
67,175		Assicurazioni Generali S.p.A.	1,408
22,526		Autostrade S.p.A.	553
200,000		Azimut Holding S.p.A.	5,035
11,481,304		Banca Intesa S.p.A.	34,659
55,781		Banca Intesa S.p.A. RSP	149
245,224	*	Banca Monte dei Paschi di Siena S.p.A	321
51,515		Banche Popolari Unite Scpa	431
20,629	*	Banco Popolare SC	300
97,885		Enel Green Power S.p.A	250
4,135,366		Enel S.p.A.	21,877
529,490		ENI S.p.A.	12,563
115,468		Exor S.p.A.	4,464
1,299,952	*,e	Fiat S.p.A.	12,529
23,179	*	Finmeccanica S.p.A.	224
50,246		Fondiaria-Sai S.p.A	141
288,135		Luxottica Group S.p.A.	14,977
4,046,537	*	Mediaset S.p.A.	15,425
4,353,269	*	Mediobanca S.p.A.	37,193
600,000		Mediolanum S.p.A.	4,238
17,934		Moncler S.p.A	255
13,396		Pirelli & C S.p.A.	185
10,758		Prysmian S.p.A.	199
15,459		Saipem S.p.A.	328
110,754		Snam Rete Gas S.p.A.	612
342,912		Telecom Italia RSP	303
568,772		Telecom Italia S.p.A.	650
83,990		Terna Rete Elettrica Nazionale S.p.A.	422
254,325		UniCredit S.p.A	1,998
379,209	*	Yoox S.p.A	8,680
		TOTAL ITALY	188,982

JAPAN - 7.6%
1,800		ABC-Mart, Inc	92
27,300	*	Acom Co Ltd	91
700		Activia Properties Inc	5,625
2,090		Advance Residence Investment Corp	4,860
10,943	e	Advantest Corp	141
192,509		Aeon Co Ltd	1,918
7,703		Aeon Credit Service Co Ltd	165
7,760		Aeon Mall Co Ltd	148
1,500		AEON REIT Investment Corp	1,874
11,000		Air Water, Inc	164
189,042		Aisin Seiki Co Ltd	6,823
41,529		Ajinomoto Co, Inc	691
12,228		Alfresa Holdings Corp	176
77,435	e	All Nippon Airways Co Ltd	180
25,144		Amada Co Ltd	240
2,589,848		Aozora Bank Ltd	8,757
86,000	e	Aruze Corp	1,408
188,107		Asahi Breweries Ltd	5,441
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
72,773		Asahi Glass Co Ltd	$395
610,134		Asahi Kasei Corp	4,962
11,300		Asics Corp	255
797,300		Astellas Pharma, Inc	11,875
24,105		Bank of Kyoto Ltd	200
356,971		Bank of Yokohama Ltd	1,963
4,853		Benesse Corp	159
514,104		Bridgestone Corp	17,004
17,085		Brother Industries Ltd	316
45,200		Calbee, Inc	1,477
209,097		Canon, Inc	6,803
15,333	e	Casio Computer Co Ltd	256
44,500		Central Japan Railway Co	6,003
240,323		Chiba Bank Ltd	1,672
116,100		Chiyoda Corp	1,284
45,966	*	Chubu Electric Power Co, Inc	528
70,858		Chugai Pharmaceutical Co Ltd	2,051
11,800		Chugoku Bank Ltd	173
21,353		Chugoku Electric Power Co, Inc	274
19,142		Citizen Watch Co Ltd	126
10,755		Credit Saison Co Ltd	207
1,200		Crescendo Investment Corp	984
40,076		Dai Nippon Printing Co Ltd	402
19,630		Daicel Chemical Industries Ltd	212
19,698	e	Daido Steel Co Ltd	79
13,690		Daihatsu Motor Co Ltd	217
76,100		Dai-ichi Mutual Life Insurance Co	1,130
46,197		Daiichi Sankyo Co Ltd	726
72,446		Daikin Industries Ltd	4,494
11,363	e	Dainippon Sumitomo Pharma Co Ltd	145
15,211		Daito Trust Construction Co Ltd	1,799
227,856	e	Daiwa House Industry Co Ltd	4,093
431,300		Daiwa Securities Group, Inc	3,421
7,000	e	Dena Co Ltd	89
277,145		Denso Corp	12,786
15,055		Dentsu, Inc	573
4,000		Don Quijote Co Ltd	230
159,552		East Japan Railway Co	11,951
76,517	e	Eisai Co Ltd	3,095
35,193		Electric Power Development Co	1,150
4,244		FamilyMart Co Ltd	162
13,643		Fanuc Ltd	2,467
16,918		Fast Retailing Co Ltd	5,669
45,300		Fields Corp	664
1,190,822		Fuji Electric Holdings Co Ltd	5,763
698,142		Fuji Heavy Industries Ltd	23,127
108,000		Fuji Television Network, Inc	1,607
466,484		Fujifilm Holdings Corp	14,334
1,517,091		Fujitsu Ltd	9,337
55,663		Fukuoka Financial Group, Inc	266
136,100		Glory Ltd	3,842
159,400	e	GMO Payment Gateway, Inc	3,602
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
6,800	e	Gree, Inc	$46
28,100	e	GungHo Online Entertainment Inc	134
25,879		Gunma Bank Ltd	149
28,842		Hachijuni Bank Ltd	173
15,700		Hakuhodo DY Holdings, Inc	159
5,037		Hamamatsu Photonics KK	239
82,000		Hankyu Hanshin Holdings, Inc	477
700,000		Haseko Corp	5,409
1,100		Hikari Tsushin, Inc	78
77,982		Hino Motors Ltd	1,091
8,987		Hirose Electric Co Ltd	1,110
35,000		Hiroshima Bank Ltd	172
3,967		Hisamitsu Pharmaceutical Co, Inc	142
7,652		Hitachi Chemical Co Ltd	136
7,422	e	Hitachi Construction Machinery Co Ltd	149
19,800		Hitachi High-Technologies Corp	569
7,086,285		Hitachi Ltd	54,139
14,000		Hitachi Metals Ltd	252
83,000		Hokuhoku Financial Group, Inc	163
11,831		Hokuriku Electric Power Co	155
535,168		Honda Motor Co Ltd	18,362
801,753		Hoya Corp	26,923
158	*	Hulic Reit, Inc	254
8,566		Ibiden Co Ltd	167
3,052		Ichigo Real Estate Investment Corp	2,314
6,200		Idemitsu Kosan Co Ltd	132
11,300		Iida Group Holdings Co Ltd	138
100		Industrial & Infrastructure Fund Investment Corp	829
143,700		Infomart Corp	2,470
300,900		Inpex Holdings, Inc	4,254
155,281		Isetan Mitsukoshi Holdings Ltd	2,021
1,804,878		Ishikawajima-Harima Heavy Industries Co Ltd	9,353
42,585		Isuzu Motors Ltd	602
826,270		Itochu Corp	10,091
11,562		Itochu Techno-Science Corp	486
783,000		Iwatani International Corp	5,420
16,952		Iyo Bank Ltd	172
296,800	*	J Front Retailing Co Ltd	3,883
261,800		Japan Airlines Co Ltd	7,164
24,000	*	Japan Display, Inc	116
280,200		Japan Pile Corp	2,414
54		Japan Prime Realty Investment Corp	195
88		Japan Real Estate Investment Corp	453
654		Japan Retail Fund Investment Corp	1,318
416,800		Japan Tobacco, Inc	13,544
34,904		JFE Holdings, Inc	697
65,978		JGC Corp	1,803
47,624		Joyo Bank Ltd	234
12,853		JSR Corp	224
414,503		JTEKT Corp	6,948
1,007,780		JX Holdings, Inc	4,647
59,372		Kajima Corp	284
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
10,400		Kakaku.com, Inc	$148
400,252		Kamigumi Co Ltd	3,790
69,000		Kanamoto Co Ltd	2,552
18,900		Kaneka Corp	106
50,274	*	Kansai Electric Power Co, Inc	475
16,480		Kansai Paint Co Ltd	246
37,153		Kao Corp	1,450
501,212		Kawasaki Heavy Industries Ltd	2,004
184,100		KDDI Corp	11,075
147,622		Keihin Electric Express Railway Co Ltd	1,232
180,910		Keio Corp	1,337
19,426		Keisei Electric Railway Co Ltd	195
2,263		Kenedix Realty Investment Corp	12,151
10,951		Keyence Corp	4,755
10,795		Kikkoman Corp	229
313,914		Kintetsu Corp	1,056
58,949		Kirin Brewery Co Ltd	782
215,084		Kobe Steel Ltd	349
6,600		Koito Manufacturing Co Ltd	180
167,622		Komatsu Ltd	3,874
7,373		Konami Corp	154
34,413		Konica Minolta Holdings, Inc	372
1,078,258		Kubota Corp	17,072
24,374		Kuraray Co Ltd	286
7,545		Kurita Water Industries Ltd	168
96,200		Kyocera Corp	4,493
16,045		Kyowa Hakko Kogyo Co Ltd	197
30,884	*	Kyushu Electric Power Co, Inc	333
18,251		Lawson, Inc	1,277
24,323		LIXIL Group Corp	519
50,116		Mabuchi Motor Co Ltd	4,372
52,836		Makita Corp	2,985
899,172		Marubeni Corp	6,153
16,209		Marui Co Ltd	133
3,096		Maruichi Steel Tube Ltd	76
1,222,100	e	Matsui Securities Co Ltd	11,399
538,455		Matsushita Electric Industrial Co Ltd	6,418
1,567,900	*	Mazda Motor Corp	39,440
4,700	e	McDonald’s Holdings Co Japan Ltd	116
9,512		Mediceo Paltac Holdings Co Ltd	116
4,349		MEIJI Holdings Co Ltd	344
596,664		Millea Holdings, Inc	18,513
16,800		Miraca Holdings, Inc	695
97,219		Mitsubishi Chemical Holdings Corp	479
369,195		Mitsubishi Corp	7,561
826,814		Mitsubishi Electric Corp	11,022
89,705		Mitsubishi Estate Co Ltd	2,022
284,160		Mitsubishi Gas Chemical Co, Inc	1,812
1,036,150		Mitsubishi Heavy Industries Ltd	6,671
8,262		Mitsubishi Logistics Corp	119
80,293		Mitsubishi Materials Corp	260
42,800		Mitsubishi Motors Corp	519
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
4,637,654		Mitsubishi UFJ Financial Group, Inc	$26,136
35,300		Mitsubishi UFJ Lease & Finance Co Ltd	185
516,904		Mitsui & Co Ltd	8,154
972,087	e	Mitsui Chemicals, Inc	2,706
1,851,100		Mitsui Engineering & Shipbuilding Co Ltd	4,169
954,437		Mitsui Fudosan Co Ltd	29,290
1,945,499		Mitsui OSK Lines Ltd	6,216
233,409		Mitsui Sumitomo Insurance Group Holdings, Inc	5,091
1,224,918		Mitsui Trust Holdings, Inc	5,100
6,858,056		Mizuho Financial Group, Inc	12,243
110,000		Monex Beans Holdings, Inc	287
346,300	e	MonotaRO Co Ltd	8,668
309,620		Murata Manufacturing Co Ltd	35,193
8,100		Nabtesco Corp	194
50,000		Nagoya Railroad Co Ltd	201
12,606		Namco Bandai Holdings, Inc	324
183,615		NEC Corp	635
9,000		Nexon Co Ltd	74
427,200	e	Next Co Ltd	2,896
41,179		NGK Insulators Ltd	982
12,688		NGK Spark Plug Co Ltd	373
11,038		NHK Spring Co Ltd	108
65,500		Nidec Corp	4,426
785,100		Nihon Nohyaku Co Ltd	7,702
73,781	e	Nikon Corp	1,067
30,758		Nintendo Co Ltd	3,350
418		Nippon Building Fund, Inc	2,201
27,184		Nippon Electric Glass Co Ltd	132
61,441		Nippon Express Co Ltd	257
116,200		Nippon Kayaku Co Ltd	1,421
98,900		Nippon Konpo Unyu Soko Co Ltd	1,658
12,944		Nippon Meat Packers, Inc	275
12,000		Nippon Paint Co Ltd	271
2,576		Nippon ProLogis REIT, Inc	5,989
1,238,176		Nippon Steel Corp	3,214
260,530		Nippon Telegraph & Telephone Corp	16,157
487,308		Nippon Yusen Kabushiki Kaisha	1,285
1,191,343		Nissan Motor Co Ltd	11,532
15,015		Nisshin Seifun Group, Inc	149
4,135		Nissin Food Products Co Ltd	215
242,400		Nissin Kogyo Co Ltd	3,992
5,000		Nitori Co Ltd	310
143,837		Nitto Denko Corp	7,876
23,753		NKSJ Holdings, Inc	576
6,851		NOK Corp	157
1,128,163		Nomura Holdings, Inc	6,712
8,474		Nomura Real Estate Holdings, Inc	146
303,664		Nomura Research Institute Ltd	9,821
32,911		NSK Ltd	469
164,400		NTT Data Corp	5,930
482,100		NTT DoCoMo, Inc	8,074
7,600		NTT Urban Development Corp	80
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
46,259		Obayashi Corp	$317
196,098	e	Odakyu Electric Railway Co Ltd	1,793
56,797		OJI Paper Co Ltd	215
263,100		Okabe Co Ltd	2,887
15,100		Okinawa Electric Power Co, Inc	467
475,500	*	Olympus Corp	17,052
64,602		Omron Corp	2,936
225,898		Ono Pharmaceutical Co Ltd	20,059
2,603		Oracle Corp Japan	102
75,117		Oriental Land Co Ltd	14,195
1,751,200		ORIX Corp	24,176
1,068,581		Osaka Gas Co Ltd	4,291
18,500		Osaka Securities Exchange Co Ltd	439
6,900		Otsuka Corp	275
137,900		Otsuka Holdings KK	4,753
88,100		Park24 Co Ltd	1,406
56,100		Rakuten, Inc	646
1,528,430		Resona Holdings, Inc	8,622
49,281		Ricoh Co Ltd	529
2,599		Rinnai Corp	216
15,824		Rohm Co Ltd	996
3,380		Sankyo Co Ltd	121
3,000	e	Sanrio Co Ltd	87
92,287		Santen Pharmaceutical Co Ltd	5,168
212,000		Sapporo Holdings Ltd	815
109,800		Sawai Pharmaceutical Co Ltd	6,316
14,080		SBI Holdings, Inc	158
15,034		Secom Co Ltd	896
136,043		Sega Sammy Holdings, Inc	2,190
7,700	e	Seibu Holdings, Inc	154
8,900		Seiko Epson Corp	429
248,551		Sekisui Chemical Co Ltd	2,857
219,620		Sekisui House Ltd	2,588
342,481		Seven & I Holdings Co Ltd	13,284
39,900		Seven Bank Ltd	163
104,106	*	Sharp Corp	296
12,319	*	Shikoku Electric Power Co, Inc	158
16,982		Shimadzu Corp	147
1,597		Shimamura Co Ltd	147
5,581		Shimano, Inc	679
1,528,962		Shimizu Corp	12,065
175,400		Shin-Etsu Chemical Co Ltd	11,492
116,649		Shinsei Bank Ltd	250
21,533		Shionogi & Co Ltd	494
25,885		Shiseido Co Ltd	427
38,301		Shizuoka Bank Ltd	394
578,900		Shoei Co Ltd	6,132
12,773		Showa Shell Sekiyu KK	122
3,988		SMC Corp	1,100
967,960		Softbank Corp	67,611
2,400,000		Sojitz Holdings Corp	3,768
72,700		So-net M3, Inc	1,166
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
2,447,682		Sony Corp	$43,929
12,500		Sony Financial Holdings, Inc	202
308,115		Stanley Electric Co Ltd	6,670
106,883		Sumitomo Chemical Co Ltd	382
222,963		Sumitomo Corp	2,461
54,176		Sumitomo Electric Industries Ltd	802
1,389,625		Sumitomo Heavy Industries Ltd	7,827
37,464		Sumitomo Metal Mining Co Ltd	527
1,211,179		Sumitomo Mitsui Financial Group, Inc	49,349
270,996		Sumitomo Realty & Development Co Ltd	9,655
11,963		Sumitomo Rubber Industries, Inc	170
130,000	e	Sumitomo Titanium Corp	2,928
9,700		Suntory Beverage & Food Ltd	343
230,154		Suruga Bank Ltd	4,592
5,087		Suzuken Co Ltd	147
26,222		Suzuki Motor Corp	870
218,800		Sysmex Corp	8,811
41,631		T&D Holdings, Inc	535
82,000		Taiheiyo Cement Corp	309
1,046,143		Taisei Corp	5,902
2,323		Taisho Pharmaceutical Holdings Co Ltd	159
16,357		Taiyo Nippon Sanso Corp	144
18,718		Takashimaya Co Ltd	157
72,548		Takeda Pharmaceutical Co Ltd	3,154
68,981		Tanabe Seiyaku Co Ltd	1,012
37,427		TDK Corp	2,094
1,214,613		Teijin Ltd	2,935
21,900		Terumo Corp	525
54,276		THK Co Ltd	1,353
279,878		Tobu Railway Co Ltd	1,407
7,975		Toho Co Ltd	180
29,000	e	Toho Gas Co Ltd	163
32,615		Tohoku Electric Power Co, Inc	371
103,760	*	Tokyo Electric Power Co, Inc	363
41,210		Tokyo Electron Ltd	2,686
2,842,724		Tokyo Gas Co Ltd	15,974
347,300		Tokyo Tatemono Co Ltd	2,814
516,852		Tokyu Corp	3,387
34,500		Tokyu Fudosan Holdings Corp	237
359,126		TonenGeneral Sekiyu KK	3,141
40,427		Toppan Printing Co Ltd	291
450,664		Toray Industries, Inc	2,979
1,296,481		Toshiba Corp	6,019
900,000		Tosoh Corp	3,652
20,681		Toto Ltd	228
11,339		Toyo Seikan Kaisha Ltd	141
36,099		Toyo Suisan Kaisha Ltd	1,199
184,997		Toyoda Gosei Co Ltd	3,611
11,661		Toyota Industries Corp	564
1,917,548		Toyota Motor Corp	112,827
15,294		Toyota Tsusho Corp	373
7,428		Trend Micro, Inc	252
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
120,000		TS Tech Co Ltd	$2,919
254,853		Uni-Charm Corp	5,808
179		United Urban Investment Corp	275
15,530		USS Co Ltd	238
31,600		West Japan Railway Co	1,414
436,600		Yahoo! Japan Corp	1,659
6,277		Yakult Honsha Co Ltd	330
61,090		Yamada Denki Co Ltd	178
15,406		Yamaguchi Financial Group, Inc	146
11,688		Yamaha Corp	153
18,783		Yamaha Motor Co Ltd	368
2,800		Yamato Kogyo Co Ltd	93
26,055		Yamato Transport Co Ltd	485
7,553		Yamazaki Baking Co Ltd	97
365,984	e	Yaskawa Electric Corp	4,974
15,210		Yokogawa Electric Corp	200
14,000		Yokohama Rubber Co Ltd	121
268,800	e	Yumeshin Holdings Co Ltd	2,076
		TOTAL JAPAN	1,447,181

JERSEY, C.I. - 0.0%
5,025		Randgold Resources Ltd	341
		TOTAL JERSEY, C.I.	341

KOREA, REPUBLIC OF - 0.2%
37,000		Daewoo International Corp	1,315
267,506	*	Hynix Semiconductor, Inc	11,840
300,000		Industrial Bank of Korea	4,523
73,131		KB Financial Group, Inc	2,666
3,000		Naver Corp	2,292
7,637		Samsung Electronics Co Ltd	8,554
20,000		Samsung Fire & Marine Insurance Co Ltd	5,353
90,000		Woongjin Coway Co Ltd	7,178
		TOTAL KOREA, REPUBLIC OF	43,721

LUXEMBOURG - 0.0%
4,348	*	Altice S.A.	230
56,615		ArcelorMittal	775
3,970	e	Millicom International Cellular S.A.	318
17,083		SES Global S.A.	591
27,172		Tenaris S.A.	620
		TOTAL LUXEMBOURG	2,534

MACAU - 0.0%
84,192		MGM China Holdings Ltd	243
2,941,983		Wynn Macau Ltd	9,376
		TOTAL MACAU	9,619

MALAYSIA - 0.0%
1,266,980		Public Bank BHD	7,299
33,959		YNH Property BHD	22
		TOTAL MALAYSIA	7,321
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
MEXICO - 0.1%
608,009	*	Cemex SAB de C.V. (ADR)	$7,929
10,943	e	Fresnillo plc	134
700,000	*	Gruma SAB de C.V.	7,473
		TOTAL MEXICO	15,536

NETHERLANDS - 2.0%
200,000		Aalberts Industries NV	5,178
102,966		Aegon NV	848
125,000	*	AerCap Holdings NV	5,113
475,047		Akzo Nobel NV	32,503
514,106		ASML Holding NV	50,922
44,600	e	ASML Holding NV (ADR)	4,407
4,785		Boskalis Westminster	269
3,851		Corio NV	189
11,204		Delta Lloyd NV	270
9,671		DSM NV	596
4,314		Fugro NV	130
97,526	e	Gemalto NV	8,955
5,736		Heineken Holding NV	379
13,295		Heineken NV	993
6,130,788	*	ING Groep NV	87,144
2,977,041	*	ING Groep NV (ADR)	42,244
53,957		Koninklijke Ahold NV	873
55,234		Koninklijke Philips Electronics NV	1,756
4,038	e	Koninklijke Vopak NV	218
346,929	*	NXP Semiconductors NV	23,740
4,989	*,e	OCI NV	154
7,323		Randstad Holdings NV	340
1,991,373		Royal Dutch Shell plc (A Shares)	76,111
1,082,847		Royal Dutch Shell plc (B Shares)	42,809
183,252	*	Royal KPN NV	587
22,209		TNT Express NV	140
17,040		Wolters Kluwer NV	454
8,061		Ziggo NV	378
		TOTAL NETHERLANDS	387,700

NEW ZEALAND - 0.1%
4,000,000		Air New Zealand Ltd	6,066
83,158		Auckland International Airport Ltd	250
31,481		Contact Energy Ltd	147
62,686		Fletcher Building Ltd	430
34,174		Ryman Healthcare Ltd	208
900,000		Sky Network Television Ltd	4,424
168,679		Telecom Corp of New Zealand Ltd	391
234,145	*	Xero Ltd	3,935
		TOTAL NEW ZEALAND	15,851

NORWAY - 0.2%
8,128		Aker Kvaerner ASA	33
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
8,128	*	Aker Solutions ASA	$81
790,261		DNB NOR Holding ASA	14,789
11,354		Gjensidige Forsikring BA	240
450,000	*	Nordic Semiconductor ASA	2,651
77,059		Norsk Hydro ASA	431
46,481		Orkla ASA	420
21,272	e	Seadrill Ltd (Oslo Exchange)	569
740,697		Statoil ASA	20,166
42,593		Telenor ASA	935
10,780		Yara International ASA	541
		TOTAL NORWAY	40,856

PHILIPPINES - 0.1%
3,603,093		Metropolitan Bank & Trust	6,963
5,171,850		Robinsons Retail Holdings, Inc	7,295
		TOTAL PHILIPPINES	14,258

POLAND - 0.0%
800,000		Polska Grupa Energetyczna S.A.	5,054
		TOTAL POLAND	5,054

PORTUGAL - 0.0%
2,170,719	*,e	Banco Comercial Portugues S.A.	284
133,325	e	Energias de Portugal S.A.	581
20,385	e	Galp Energia SGPS S.A.	331
14,010	e	Jeronimo Martins SGPS S.A.	154
		TOTAL PORTUGAL	1,350

RUSSIA - 0.0%
100,000	*	Lenta Ltd (ADR)	1,067
105,700		Magnit OAO (GDR)	6,080
		TOTAL RUSSIA	7,147

SINGAPORE - 0.6%
186,355		Ascendas REIT	329
355,287		Avago Technologies Ltd	30,910
192,997		CapitaCommercial Trust	241
769,446	e	CapitaLand Ltd	1,928
641,917		CapitaMall Trust	961
137,100	e	City Developments Ltd	1,033
182,248		ComfortDelgro Corp Ltd	342
729,606		DBS Group Holdings Ltd	10,523
23,799,892		Genting International plc	21,256
3,786,095		Global Logistic Properties	8,036
648,165		Golden Agri-Resources Ltd	262
528,247		Hutchison Port Holdings Trust	369
9,966	e	Jardine Cycle & Carriage Ltd	335
414,468		Keppel Corp Ltd	3,409
717,398		Keppel Land Ltd	1,967
26,000		K-Green Trust	21
78,567	e	K-REIT Asia	73
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
37,000	e	Olam International Ltd	$68
506,271		Oversea-Chinese Banking Corp	3,862
90,248		SembCorp Industries Ltd	366
363,617	e	SembCorp Marine Ltd	1,065
152,384		Singapore Airlines Ltd	1,173
264,943		Singapore Exchange Ltd	1,500
515,225	e	Singapore Press Holdings Ltd	1,696
475,707		Singapore Technologies Engineering Ltd	1,359
4,590,691		Singapore Telecommunications Ltd	13,665
53,830		StarHub Ltd	174
260,233		United Overseas Bank Ltd	4,562
41,584		United Overseas Land Ltd	215
176,162		Wilmar International Ltd	426
		TOTAL SINGAPORE	112,126

SOUTH AFRICA - 0.1%
30,719		Investec plc	258
540,000		Mondi plc	8,807
300,000		MTN Group Ltd	6,325
800,000		Sanlam Ltd	4,617
90,000		Sasol Ltd	4,881
		TOTAL SOUTH AFRICA	24,888

SPAIN - 0.9%
25,454		Abertis Infraestructuras S.A. (Continuous)	502
347,172		Acerinox S.A.	5,333
10,325		ACS Actividades Construccion y Servicios S.A.	396
610,729		Amadeus IT Holding S.A.	22,799
340,335	e	Banco Bilbao Vizcaya Argentaria S.A.	4,096
193,191		Banco de Sabadell S.A.	570
102,000		Banco Popular Espanol S.A.	622
1,206,028		Banco Santander Central Hispano S.A.	11,546
47,829	*	Bankia S.A.	89
31,139	*,m	CaixaBank S.A.	189
23,451		Cintra Concesiones de Infraestructuras de Transporte S.A.	454
54,935		Corp Mapfre S.A.	194
2,826,318		Criteria CaixaBank S.A.	17,186
1,857,872		Distribuidora Internacional de Alimentacion S.A.	13,314
11,801		Enagas	380
370,101		Endesa S.A.	14,616
220,676		Gas Natural SDG S.A.	6,492
8,593		Grifols S.A.	351
4,242,666		Iberdrola S.A.	30,326
63,191	*	Inditex S.A.	1,744
129,390	e,m	Let’s GOWEX S.A.	2
110,000	e	Obrascon Huarte Lain S.A.	3,672
6,386		Red Electrica de Espana	553
1,290,183		Repsol YPF S.A.	30,608
56,400	e	Tecnicas Reunidas S.A.	2,983
547,922		Telefonica S.A.	8,462
9,785	e	Zardoya Otis S.A.	121
		TOTAL SPAIN	177,600
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
SWEDEN - 0.7%
18,316		Alfa Laval AB	$390
94,070		Assa Abloy AB (Class B)	4,834
37,899		Atlas Copco AB (A Shares)	1,081
22,119		Atlas Copco AB (B Shares)	572
19,529	e	Autoliv, Inc	1,795
677,200	*	Biovitrum AB	7,217
14,970		Boliden AB	242
659,366		Electrolux AB (Series B)	17,368
21,590	e	Elekta AB (B Shares)	212
174,699		Ericsson (LM) (B Shares)	2,203
11,133		Getinge AB (B Shares)	279
53,947		Hennes & Mauritz AB (B Shares)	2,231
14,419		Hexagon AB (B Shares)	456
24,351		Husqvarna AB (B Shares)	172
6,929		Industrivarden AB	121
613,283		Intrum Justitia AB	17,241
26,226		Investor AB (B Shares)	923
200,000		JM AB	6,377
966,341		Kinnevik Investment AB (Series B)	34,847
12,432	*	Lundin Petroleum AB	210
200,000		NCC AB (B Shares)	6,620
174,066		Nordea Bank AB	2,256
60,338		Sandvik AB	678
17,885		Securitas AB (B Shares)	198
87,025		Skandinaviska Enskilda Banken AB (Class A)	1,158
21,373		Skanska AB (B Shares)	441
22,653		SKF AB (B Shares)	472
552,481		Svenska Cellulosa AB (B Shares)	13,127
28,905		Svenska Handelsbanken (A Shares)	1,354
251,443		Swedbank AB (A Shares)	6,305
11,737		Swedish Match AB	380
18,648		Tele2 AB	224
133,454		TeliaSonera AB	920
596,127		Volvo AB (B Shares)	6,449
		TOTAL SWEDEN	139,353

SWITZERLAND - 4.0%
124,876		ABB Ltd	2,793
67,101		Actelion Ltd	7,859
327,481		Adecco S.A.	22,138
4,908		Aryzta AG.	423
54,888		Baloise Holding AG.	7,016
124		Barry Callebaut AG.	138
404,410		Cie Financiere Richemont S.A.	33,057
11,573		Coca-Cola HBC AG.	250
828,027		Credit Suisse Group	22,908
456		EMS-Chemie Holding AG.	189
2,145		Geberit AG.	691
8,000		Georg Fischer AG.	4,696
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
520		Givaudan S.A.	$829
604,473		Glencore Xstrata plc	3,348
10,000		Helvetia Holding AG.	4,842
651,628		Holcim Ltd	47,407
13,007		Julius Baer Group Ltd	581
3,104	e	Kuehne & Nagel International AG.	391
55		Lindt & Spruengli AG.	275
6		Lindt & Spruengli AG. (Registered)	356
305,855		Lonza Group AG.	36,854
1,401,425		Nestle S.A.	102,992
2,078,033		Novartis AG.	195,685
1,659		Pargesa Holding S.A.	132
919		Partners Group	241
3,038		Phonak Holding AG.	484
454,742		Roche Holding AG.	134,287
2,788		Schindler Holding AG.	378
1,245		Schindler Holding AG. (Registered)	166
317		SGS S.A.	656
124		Sika AG.	429
35,585		STMicroelectronics NV	275
1,473		Sulzer AG.	181
2,038		Swatch Group AG.	966
1,404		Swatch Group AG. (Registered)	123
1,826		Swiss Life Holding	435
3,618		Swiss Prime Site AG.	268
521,806		Swiss Re Ltd	41,526
1,340		Swisscom AG.	760
5,318		Syngenta AG.	1,684
647,333		TE Connectivity Ltd	35,791
2,523,788		UBS AG.	43,870
8,453		Zurich Financial Services AG.	2,516
		TOTAL SWITZERLAND	760,886

TAIWAN - 0.4%
3,000,000		Advanced Semiconductor Engineering, Inc	3,504
2,601,000		Catcher Technology Co Ltd	24,090
3,360,000		Cathay Financial Holding Co Ltd	5,461
359,964		Eclat Textile Co Ltd	3,268
364,000		Ginko International Co Ltd	4,891
3,989,345		Hota Industrial Manufacturing Co Ltd	7,291
861,000		King Slide Works Co Ltd	9,693
150,000		Largan Precision Co Ltd	10,731
516,000		MediaTek, Inc	7,642
3,000,000		Taiwan Cement Corp	4,465
		TOTAL TAIWAN	81,036

THAILAND - 0.2%
3,000,000		Delta Electronics Thai PCL	5,722
2,730,600		Siam Commercial Bank PCL (Foreign)	15,296
34,807,200	*	True Corp PCL (Foreign)	12,752
		TOTAL THAILAND	33,770
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
TURKEY - 0.1%
5,700,849		Emlak Konut Gayrimenkul Yatiri	$5,969
2,500,000		Eregli Demir ve Celik Fabrikalari TAS	4,643
1,177,700		TAV Havalimanlari Holding AS	9,456
		TOTAL TURKEY	20,068

UNITED ARAB EMIRATES - 0.1%
151,841		Al Noor Hospitals Group plc	2,506
2,071,657	*,a,m	Emaar Malls Group PJSC	1,635
2,981,574		Emaar Properties PJSC	9,376
1,235,000		First Gulf Bank PJSC	6,300
		TOTAL UNITED ARAB EMIRATES	19,817

UNITED KINGDOM - 6.8%
56,149		3i Group plc	348
53,111		Aberdeen Asset Management plc	343
15,659		Acergy S.A.	224
11,400		Admiral Group plc	236
14,383		Aggreko plc	360
17,220		AMEC plc	307
79,356		Anglo American plc (London)	1,770
23,365		Antofagasta plc	272
2,781,593		ARM Holdings plc	40,526
2,906,722		Ashtead Group plc	48,899
77,744	*,e	ASOS plc	2,836
120,323		Associated British Foods plc	5,216
452,376		AstraZeneca plc	32,419
18,504		AstraZeneca plc (ADR)	1,322
295,751		Aveva Group plc	7,379
169,027		Aviva plc	1,430
2,329,024	*	B&M European Value Retail S.A.	10,383
28,777		Babcock International Group	508
180,089		BAE Systems plc	1,371
25,364,379		Barclays plc	93,295
250,000		Bellway plc	6,319
120,000		Berkeley Group Holdings plc	4,358
1,567,461		BG Group plc	28,937
3,695,975		BP plc	27,037
107,061		British American Tobacco plc	6,033
303,877		British Land Co plc	3,453
3,133,573		British Sky Broadcasting plc	44,695
2,814,173		Britvic plc	30,376
450,518		BT Group plc	2,763
311,800	*	BTG plc	3,529
18,776		Bunzl plc	489
25,496		Burberry Group plc	622
37,789		Capita Group plc	711
287,867		Centrica plc	1,435
53,081		CNH Industrial NV	420
63,254		Cobham plc	298
472,592		Compass Group plc	7,622
136,700		Consort Medical plc	2,150
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,261,296		Countrywide plc	$9,212
7,795		Croda International plc	258
511,290		Delphi Automotive plc	31,362
142,748		Diageo plc	4,117
81,137		Direct Line Insurance Group plc	386
1,291,021		easyJet plc	29,709
57,187		Experian Group Ltd	909
91,565		GKN plc	471
930,546		GlaxoSmithKline plc	21,257
84,242		Group 4 Securicor plc	342
40,307		Hammerson plc	374
14,091		Hargreaves Lansdown plc	215
8,557,727		Hays plc	16,057
3,699,532		HSBC Holdings plc	37,592
300,000		HSBC Holdings plc (Hong Kong)	3,054
32,411		ICAP plc	203
15,569		IMI plc	310
54,554		Imperial Tobacco Group plc	2,349
600,000		Inchcape plc	6,239
24,543		Inmarsat plc	278
13,741		InterContinental Hotels Group plc	530
58,411	*	International Consolidated Airlines Group S.A.	347
9,121,918	*	International Consolidated Airlines Group S.A. (London)	54,149
400,000		International Personal Finance plc	3,155
9,295		Intertek Group plc	394
213,956		ITV plc	718
68,646	e	J Sainsbury plc	279
11,788		Johnson Matthey plc	556
1,794,115	*,e	Just Eat plc	8,580
135,839		Kingfisher plc	710
45,289		Land Securities Group plc	760
10,485,367		Legal & General Group plc	38,799
90,833	*	Liberty Global plc	3,725
55,382	*,e	Liberty Global plc (Class A)	2,356
48,314		Liberty International plc	252
36,925,282	*	Lloyds TSB Group plc	45,938
13,167		London Stock Exchange Group plc	397
4,300,024		Man Group plc	8,245
93,192		Marks & Spencer Group plc	609
45,262		Meggitt plc	330
59,416		Melrose Industries plc	238
11,030,554	*,e	Monitise plc	5,374
212,008		National Grid plc	3,048
555,052		New Carphone Warehouse plc	3,291
392,398		Next plc	42,000
281,095		Old Mutual plc	824
46,965		Pearson plc	944
29,948		Pentair plc	1,961
16,942		Persimmon plc	365
14,676		Petrofac Ltd	246
484,994	*	Poundland Group plc	2,483
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
3,588,380		Prudential plc	$79,775
36,870		Reckitt Benckiser Group plc	3,188
372,381		Reed Elsevier NV	8,448
65,789		Reed Elsevier plc	1,052
79,426		Resolution Ltd	396
39,648		Rexam plc	315
302,962		Rightmove plc	10,537
179,322		Rio Tinto Ltd	9,338
677,589		Rio Tinto plc	33,202
106,987		Rolls-Royce Group plc	1,665
140,031	*	Royal Bank of Scotland Group plc	834
35,968		Royal Mail plc	228
57,807	*	RSA Insurance Group plc	454
1,480,048		SABMiller plc	82,021
63,753		Sage Group plc	377
6,772		Schroders plc	261
55,467		Scottish & Southern Energy plc	1,389
44,078		Segro plc	259
14,009		Severn Trent plc	426
51,375		Smith & Nephew plc	864
189,855		Smiths Group plc	3,880
646,283	*	Sports Direct International plc	6,458
416,658		Standard Chartered plc	7,685
137,145		Standard Life plc	918
271,600	*	SuperGroup plc	4,983
26,076		Tate & Lyle plc	249
6,027,549		Taylor Woodrow plc	10,966
459,191		Tesco plc	1,372
1,309,418		Travis Perkins plc	35,181
29,392		TUI Travel plc	185
52,239		Tullow Oil plc	545
93,069		Unilever NV	3,693
316,403		Unilever plc	13,244
38,925		United Utilities Group plc	508
15,870,954		Vodafone Group plc	52,298
155,106	*,e	WANdisco plc	764
12,203		Weir Group plc	493
230,000		WH Smith plc	4,024
334,618		Whitbread plc	22,485
47,832		William Hill plc	286
123,707		WM Morrison Supermarkets plc	337
516,443		Wolseley plc	27,051
2,198,721		WPP plc	44,048
		TOTAL UNITED KINGDOM	1,293,670

UNITED STATES - 55.0%
210,983		3M Co	29,892
65,000		A.O. Smith Corp	3,073
2,499,375		Abbott Laboratories	103,949
1,191,726		AbbVie, Inc	68,834
27,878		Abercrombie & Fitch Co (Class A)	1,013
150,860		Accenture plc	12,268
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
282,409		ACE Ltd	$29,616
184,515	*	Actavis plc	44,520
101,934		Activision Blizzard, Inc	2,119
143,694	*	Adobe Systems, Inc	9,942
29,930	e	ADT Corp	1,061
14,679		Advance Auto Parts, Inc	1,913
137,928		AES Corp	1,956
516,065		Aetna, Inc	41,801
53,948	*	Affiliated Managers Group, Inc	10,809
45,359		Aflac, Inc	2,642
93,394		AGCO Corp	4,246
34,429		Agilent Technologies, Inc	1,962
21,167		Air Products & Chemicals, Inc	2,756
6,648		Airgas, Inc	736
36,764	*	Akamai Technologies, Inc	2,198
128,400		Alaska Air Group, Inc	5,591
8,342		Albemarle Corp	491
1,262,640		Alcoa, Inc	20,316
152,667	*	Alexion Pharmaceuticals, Inc	25,315
140,000	*	Alkermes plc	6,002
1,705	*	Alleghany Corp	713
91,670		Allergan, Inc	16,335
41,634	*	Alliance Data Systems Corp	10,336
54,380		Alliant Energy Corp	3,013
839,442		Allstate Corp	51,517
29,620	*	Ally Financial, Inc	685
32,342		Altera Corp	1,157
1,183,934		Altria Group, Inc	54,390
110,478	*	Amazon.com, Inc	35,623
27,790		AMC Entertainment Holdings, Inc	639
9,878		Amerco, Inc	2,587
49,729		Ameren Corp	1,906
391,416		American Airlines Group, Inc	13,887
35,976		American Capital Agency Corp	764
98,400		American Electric Power Co, Inc	5,137
318,844		American Express Co	27,912
150,900		American Financial Group, Inc	8,736
277,913		American International Group, Inc	15,013
86,256		American Realty Capital Properties, Inc	1,040
155,005		American Tower Corp	14,513
78,369		American Water Works Co, Inc	3,780
157,658		Ameriprise Financial, Inc	19,452
46,683		AmerisourceBergen Corp	3,609
50,003		Ametek, Inc	2,511
255,217		Amgen, Inc	35,848
59,780		Amphenol Corp (Class A)	5,970
381,612		Anadarko Petroleum Corp	38,711
31,479		Analog Devices, Inc	1,558
347,833	*	Ann Taylor Stores Corp	14,306
99,071		Annaly Capital Management, Inc	1,058
9,256	*	Ansys, Inc	700
4,880	*	Antero Resources Corp	268
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
57,280		Aon plc	$5,022
716,636		Apache Corp	67,271
4,161,577		Apple, Inc	419,279
1,200,161		Applied Materials, Inc	25,935
13,222	*	Arch Capital Group Ltd	724
404,176		Archer Daniels Midland Co	20,653
255,000	*	Armstrong World Industries, Inc	14,280
22,068	*	Arrow Electronics, Inc	1,221
15,106		Ashland, Inc	1,573
15,269		Assurant, Inc	982
888,987		AT&T, Inc	31,328
753,864	*	Autodesk, Inc	41,538
74,484		Automatic Data Processing, Inc	6,188
6,242	*	Autonation, Inc	314
26,440	*	AutoZone, Inc	13,475
13,164		AvalonBay Communities, Inc	1,856
9,359		Avery Dennison Corp	418
13,600		Avnet, Inc	564
43,222		Avon Products, Inc	545
166,701		Axiall Corp	5,970
242,105		Axis Capital Holdings Ltd	11,459
158,859		Baker Hughes, Inc	10,335
137,266		Ball Corp	8,685
6,344,423		Bank of America Corp	108,172
114,627		Bank of New York Mellon Corp	4,440
15,596		Bard (C.R.), Inc	2,226
473,729		Baxter International, Inc	34,000
71,369		BB&T Corp	2,656
34,214	*	BE Aerospace, Inc	2,872
39,395		Becton Dickinson & Co	4,484
71,592	*,e	Bed Bath & Beyond, Inc	4,713
426,043	*	Belmond Ltd.	4,968
234,830	*	Berkshire Hathaway, Inc (Class B)	32,439
931,879	*	Berry Plastics Group, Inc	23,521
349,648		Best Buy Co, Inc	11,745
205,403	*	Biogen Idec, Inc	67,949
14,698	*	BioMarin Pharmaceuticals, Inc	1,061
178,300	*	Biovail Corp (Toronto)	23,363
44,149		BlackRock, Inc	14,495
218,000		Blackstone Group LP	6,863
572,000		Blackstone Mortgage Trust, Inc	15,501
80,857		Boeing Co	10,300
46,969		BorgWarner, Inc	2,471
30,840		Boston Properties, Inc	3,570
133,187	*	Boston Scientific Corp	1,573
60,000		Brinker International, Inc	3,047
468,283		Bristol-Myers Squibb Co	23,967
710,830		Broadcom Corp (Class A)	28,732
160,000		Broadridge Financial Solutions, Inc	6,661
500,000		Brocade Communications Systems, Inc	5,435
84,628		Brown-Forman Corp (Class B)	7,635
313,788		Bunge Ltd	26,430
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
766,434	e	Burger King Worldwide, Inc	$22,732
32,851		CA, Inc	918
20,125	e	Cablevision Systems Corp (Class A)	352
85,351		Cabot Oil & Gas Corp	2,790
97,000	*	CACI International, Inc (Class A)	6,913
233,320	*	Calpine Corp	5,063
16,897		Camden Property Trust	1,158
44,279	*	Cameron International Corp	2,939
21,041		Campbell Soup Co	899
578,354		Capital One Financial Corp	47,205
76,142		Cardinal Health, Inc	5,705
239,677	*	CareFusion Corp	10,845
23,380		Carlisle Cos, Inc	1,879
175,817	*	Carmax, Inc	8,167
38,036		Carnival Corp	1,528
10,571		Carnival plc	421
63,391	*	Catamaran Corp (Toronto)	2,670
115,623		Caterpillar, Inc	11,450
650,217	*	CBRE Group, Inc	19,337
130,247		CBS Corp (Class B)	6,968
57,750		CBS Outdoor Americas, Inc	1,729
150,000		CDW Corp	4,657
31,590		Celanese Corp (Series A)	1,849
1,121,589	*	Celgene Corp	106,304
244,127		Centerpoint Energy, Inc	5,974
117,163		CenturyTel, Inc	4,791
31,302	*	Cerner Corp	1,865
66,608		CF Industries Holdings, Inc	18,598
14,966		CH Robinson Worldwide, Inc	993
411,224		Charles Schwab Corp	12,086
15,019	*	Charter Communications, Inc	2,273
393,408	*	Cheniere Energy, Inc	31,484
107,737		Chesapeake Energy Corp	2,477
1,056,186		Chevron Corp	126,024
79,431		Chicago Bridge & Iron Co NV	4,595
14,733	*	Chipotle Mexican Grill, Inc (Class A)	9,821
24,545		Chubb Corp	2,236
57,330		Church & Dwight Co, Inc	4,022
76,700	*,e	Ciena Corp	1,282
171,340		Cigna Corp	15,539
17,657		Cimarex Energy Co	2,234
15,736		Cincinnati Financial Corp	740
21,178		Cintas Corp	1,495
2,263,568		Cisco Systems, Inc	56,974
19,698		CIT Group, Inc	905
915,288		Citigroup, Inc	47,430
49,598	*	Citrix Systems, Inc	3,538
339,753	e	Cliffs Natural Resources, Inc	3,527
12,877		Clorox Co	1,237
32,143		CME Group, Inc	2,570
118,741		CMS Energy Corp	3,522
84,493		Coach, Inc	3,009
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
28,760	*	Cobalt International Energy, Inc	$391
1,899,695		Coca-Cola Co	81,041
132,155		Coca-Cola Enterprises, Inc	5,862
80,559	*	Cognizant Technology Solutions Corp (Class A)	3,607
185,093		Colgate-Palmolive Co	12,072
2,676,338		Comcast Corp (Class A)	143,933
152,490	e	Comcast Corp (Special Class A)	8,158
38,122		Comerica, Inc	1,901
200,000	*	CommScope Holding Co, Inc	4,782
128,620		Computer Sciences Corp	7,865
532,989		ConAgra Foods, Inc	17,610
182,266	*	Concho Resources, Inc	22,854
246,711		ConocoPhillips	18,878
300,000		Conseco, Inc	5,088
46,794		Consol Energy, Inc	1,772
29,473		Consolidated Edison, Inc	1,670
224,488	*	Constellation Brands, Inc (Class A)	19,566
77,526	*,e	Continental Resources, Inc	5,154
22,500		Cooper Cos, Inc	3,504
9,270		Core Laboratories NV	1,357
182,086		Corning, Inc	3,522
107,132		Costco Wholesale Corp	13,426
123,409		Covidien plc	10,676
291,000		Crane Co	18,394
11,834	*,e	Cree, Inc	485
43,156		Crown Castle International Corp	3,475
83,284	*	Crown Holdings, Inc	3,708
101,980		CSX Corp	3,269
135,818		Cummins, Inc	17,925
1,177,290		CVS Corp	93,701
40,600		Cytec Industries, Inc	1,920
531,932		Danaher Corp	40,416
66,389	e	Darden Restaurants, Inc	3,416
151,343	*	DaVita, Inc	11,069
35,294	e	Deere & Co	2,894
736,293		Delta Air Lines, Inc	26,617
110,000		Deluxe Corp	6,068
35,107		Denbury Resources, Inc	528
14,196		Dentsply International, Inc	647
78,405		Devon Energy Corp	5,346
6,055	e	Diamond Offshore Drilling, Inc	208
9,771		Dick’s Sporting Goods, Inc	429
26,535	e	Digital Realty Trust, Inc	1,655
198,181	*	DIRECTV	17,147
347,269		Discover Financial Services	22,361
30,333	*	Discovery Communications, Inc (Class A)	1,147
93,040	*	Discovery Communications, Inc (Class C)	3,469
73,706		DISH Network Corp (Class A)	4,760
354,561	*	Dollar General Corp	21,667
21,029	*	Dollar Tree, Inc	1,179
118,318		Dominion Resources, Inc	8,175
34,454		Dover Corp	2,768
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,503,895		Dow Chemical Co	$78,864
123,678		DR Horton, Inc	2,538
71,143		Dr Pepper Snapple Group, Inc	4,575
242,000	*	Dresser-Rand Group, Inc	19,907
35,566		DTE Energy Co	2,706
92,231		Du Pont (E.I.) de Nemours & Co	6,618
95,909		Duke Energy Corp	7,171
66,023		Duke Realty Corp	1,134
3,684		Dun & Bradstreet Corp	433
331,795		East West Bancorp, Inc	11,281
15,305		Eastman Chemical Co	1,238
446,414		Eaton Corp	28,289
11,465		Eaton Vance Corp	433
733,060	*	eBay, Inc	41,513
100,366		Ecolab, Inc	11,525
62,880		Edison International	3,516
10,684	*	Edwards Lifesciences Corp	1,091
64,194	*	Electronic Arts, Inc	2,286
284,522		Eli Lilly & Co	18,451
1,719,387		EMC Corp	50,309
70,470		Emerson Electric Co	4,410
28,735	*	Endo International plc	1,964
14,573		Energen Corp	1,053
52,375		Energizer Holdings, Inc	6,453
1,784	*	Engility Holdings, Inc	56
23,693	e	Ensco plc	979
40,960		Entergy Corp	3,167
296,506		EOG Resources, Inc	29,360
49,415		EQT Corp	4,523
12,320		Equifax, Inc	921
10,087	*	Equinix, Inc	2,143
40,495		Equity Residential	2,494
12,548		Essex Property Trust, Inc	2,243
78,134		Estee Lauder Cos (Class A)	5,838
50,000	*	Esterline Technologies Corp	5,563
120,000	*	Euronet Worldwide, Inc	5,735
57,077		Everest Re Group Ltd	9,247
280,000		Exelis, Inc	4,631
766,713		Exelon Corp	26,137
237,964		Expedia, Inc	20,850
20,048		Expeditors International of Washington, Inc	814
78,043	*	Express Scripts Holding Co	5,512
575,458		Extended Stay America, Inc	13,661
1,728,960	d	Exxon Mobil Corp	162,609
89,409	*	F5 Networks, Inc	10,616
1,058,502	*	Facebook, Inc	83,664
9,778	e	Family Dollar Stores, Inc	755
28,798	e	Fastenal Co	1,293
13,452		Federal Realty Investment Trust	1,594
143,238		FedEx Corp	23,126
58,687		Fidelity National Information Services, Inc	3,304
162,160		Fifth Third Bancorp	3,246
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
5,992	*,e	FireEye, Inc	$183
26,121		First Republic Bank	1,290
42,918		FirstEnergy Corp	1,441
98,098	*	Fiserv, Inc	6,341
54,946	*	FleetCor Technologies, Inc	7,809
599,011	*	Flextronics International Ltd	6,182
13,982		Flir Systems, Inc	438
65,696		Flowserve Corp	4,633
33,765		Fluor Corp	2,255
376,086		FMC Corp	21,508
47,863	*	FMC Technologies, Inc	2,599
659,341		FNF Group	18,290
631,458		Ford Motor Co	9,339
362,670		Fortune Brands Home & Security, Inc	14,909
10,249	*	Fossil Group, Inc	962
40,896		Franklin Resources, Inc	2,233
104,013		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,396
99,715	e	Frontier Communications Corp	649
156,737	e	GameStop Corp (Class A)	6,458
281,843	e	Gaming and Leisure Properties, Inc	8,709
51,340		Gap, Inc	2,140
11,385	e	Garmin Ltd	592
100,000	e	Generac Holdings, Inc	4,054
96,429		General Dynamics Corp	12,255
5,463,759		General Electric Co	139,982
107,585		General Growth Properties, Inc	2,534
61,757		General Mills, Inc	3,116
174,497		General Motors Co	5,573
69,850,000	*,m	General Motors Co	0	^
61,921,000	*,e,m	General Motors Co	0	^
530,757	*,m	General Motors Co	0	^
26,439,985	*,m	General Motors Co	0	^
13,592,224	*,m	General Motors Co	0	^
29,845,445	*,m	General Motors Co	0	^
18,106,794	*,e,m	General Motors Co	0	^
18,159,000	*,m	General Motors Co	0	^
19,417,463	*,m	General Motors Co	0	^
4,461,000	*,m	General Motors Co	0	^
15,289		Genuine Parts Co	1,341
200,226	*	Genworth Financial, Inc (Class A)	2,623
1,093,201	*	Gilead Sciences, Inc	116,371
120,000		Global Payments, Inc	8,386
128,956		Goldman Sachs Group, Inc	23,672
413,000		Goodyear Tire & Rubber Co	9,328
234,066	*	Google, Inc	135,140
86,825	*	Google, Inc (Class A)	51,089
55,738		H&R Block, Inc	1,728
1		H.B. Fuller Co	0	^
780,815		Halliburton Co	50,370
135,000		Hanesbrands, Inc	14,504
55,080		Harley-Davidson, Inc	3,206
22,287		Harris Corp	1,480
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
185,913		Hartford Financial Services Group, Inc	$6,925
82,108		Hasbro, Inc	4,516
520,142		HCA Holdings, Inc	36,680
46,177		HCP, Inc	1,834
31,548		Health Care REIT, Inc	1,968
160,000	*	Health Net, Inc	7,378
170,000		Healthsouth Corp	6,273
40,785		Helmerich & Payne, Inc	3,992
13,092	*	Henry Schein, Inc	1,525
65,290	e	Herbalife Ltd	2,856
55,649		Hershey Co	5,311
865,142	*	Hertz Global Holdings, Inc	21,966
288,310		Hess Corp	27,193
1,846,035		Hewlett-Packard Co	65,479
153,967	*	Hilltop Holdings, Inc	3,087
60,240	*	Hilton Worldwide Holdings, Inc	1,484
18,562		Holly Corp	811
742,617	*	Hologic, Inc	18,068
1,619,688		Home Depot, Inc	148,590
1,222,477		Honeywell International, Inc	113,837
21,493		Hormel Foods Corp	1,105
33,948	*	Hospira, Inc	1,766
253,413		Host Marriott Corp	5,405
49,757		Hudson City Bancorp, Inc	484
94,410		Humana, Inc	12,301
1,016,300		Huntington Bancshares, Inc	9,889
60,000		Huntington Ingalls	6,253
60,000		Icahn Enterprises LP	6,350
13,364	*	IHS, Inc (Class A)	1,673
67,156		Illinois Tool Works, Inc	5,669
54,122	*	Illumina, Inc	8,872
285,583		Ingersoll-Rand plc	16,095
7,661		Integrys Energy Group, Inc	497
2,602,135		Intel Corp	90,606
11,776		IntercontinentalExchange Group, Inc	2,297
277,174		International Business Machines Corp	52,616
17,044		International Flavors & Fragrances, Inc	1,634
42,007		International Paper Co	2,005
181,037		Interpublic Group of Cos, Inc	3,317
628,882		Intuit, Inc	55,122
7,857	*	Intuitive Surgical, Inc	3,629
1,002,638		Invesco Ltd	39,584
15,806		Iron Mountain, Inc	516
157,420	e	iShares MSCI Canada Index Fund	4,833
703,162	e	iShares MSCI EAFE Index Fund	45,087
554,350	e	iShares MSCI Japan Index Fund	6,525
140,000		ITT Corp	6,292
9,337		J.B. Hunt Transport Services, Inc	691
10,482		J.M. Smucker Co	1,038
26,473	*	Jacobs Engineering Group, Inc	1,292
780,145	*	Jarden Corp	46,895
70,000	*	Jazz Pharmaceuticals plc	11,239
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,038,000	*	JDS Uniphase Corp	$13,286
1,909,250		Johnson & Johnson	203,507
530,632		Johnson Controls, Inc	23,348
157,272	e	Joy Global, Inc	8,578
1,459,899		JPMorgan Chase & Co	87,944
659,127		Juniper Networks, Inc	14,600
267,136		Kansas City Southern Industries, Inc	32,377
14,015		KBR, Inc	264
38,862		Kellogg Co	2,394
50,000		Kennametal, Inc	2,065
25,223		Keurig Green Mountain, Inc	3,282
1,302,736		Keycorp	17,365
76,670		Kimberly-Clark Corp	8,247
87,457		Kimco Realty Corp	1,916
15,637	*	Kinder Morgan Management LLC	1,472
270,372	e	Kinder Morgan, Inc	10,366
16,924		Kla-Tencor Corp	1,333
42,935		Kohl’s Corp	2,620
76,790		Kraft Foods Group, Inc	4,331
157,812		Kroger Co	8,206
98,585		L Brands, Inc	6,603
75,430		L-3 Communications Holdings, Inc	8,970
16,897	*	Laboratory Corp of America Holdings	1,719
187,733		Lam Research Corp	14,024
110,112		Las Vegas Sands Corp	6,850
90,000		Lazard Ltd (Class A)	4,563
95,000		Lear Corp	8,209
363,492		Legg Mason, Inc	18,596
13,764		Leggett & Platt, Inc	481
16,920		Lennar Corp (Class A)	657
31,268		Leucadia National Corp	745
155,818	*	Level 3 Communications, Inc	7,126
130,000		Lexmark International, Inc (Class A)	5,525
96,892	*	Liberty Interactive Corp	2,763
18,889	*	Liberty Media Corp	891
42,056	*	Liberty Media Corp (Class C)	1,976
29,770		Liberty Property Trust	990
224,277		Lincoln National Corp	12,017
106,460		Linear Technology Corp	4,726
21,116	*	LinkedIn Corp	4,388
29,637	*	LKQ Corp	788
55,003		Lockheed Martin Corp	10,053
34,476		Loews Corp	1,436
74,940		Lorillard, Inc	4,490
146,727		Lowe’s Companies, Inc	7,765
196,602	*,e	Lululemon Athletica, Inc	8,259
561,938		LyondellBasell Industries AF S.C.A	61,060
11,815	e	M&T Bank Corp	1,457
13,611		Macerich Co	869
692,148		Macy’s, Inc	40,269
1	*	Madison Square Garden, Inc	0	^
127,946	*	Mallinckrodt plc	11,534
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
80,987		Manpower, Inc	$5,677
907,119		Marathon Oil Corp	34,099
115,754		Marathon Petroleum Corp	9,801
877,705		Marriott International, Inc (Class A)	61,352
948,335		Marsh & McLennan Cos, Inc	49,636
5,608		Martin Marietta Materials, Inc	723
387,239		Marvell Technology Group Ltd	5,220
40,280		Masco Corp	963
120,000	*,e	Mastec, Inc	3,674
228,025		Mastercard, Inc (Class A)	16,856
33,943		Mattel, Inc	1,040
28,345		Maxim Integrated Products, Inc	857
22,083		McCormick & Co, Inc	1,477
129,789		McDonald’s Corp	12,305
55,173		McGraw-Hill Financial, Inc	4,659
425,678		McKesson Corp	82,867
679	e	MDC Holdings, Inc	17
36,302		MDU Resources Group, Inc	1,010
22,411		Mead Johnson Nutrition Co	2,156
34,300		MeadWestvaco Corp	1,404
778,864		Medtronic, Inc	48,251
190,000		Mentor Graphics Corp	3,894
809,187		Merck & Co, Inc	47,969
1,128,424		Metlife, Inc	60,619
2,874	*	Mettler-Toledo International, Inc	736
78,103	*	MGM Mirage	1,779
126,597	*	Michael Kors Holdings Ltd	9,038
20,105	e	Microchip Technology, Inc	950
598,956	*	Micron Technology, Inc	20,520
4,926,442		Microsoft Corp	228,390
28,835	*,e	Mobileye NV	1,545
174,004	*	Mohawk Industries, Inc	23,459
81,065		Molson Coors Brewing Co (Class B)	6,034
462,226		Mondelez International, Inc	15,838
202,881		Monsanto Co	22,826
155,789	*	Monster Beverage Corp	14,281
40,010		Moody’s Corp	3,781
2,282,745		Morgan Stanley	78,915
32,622		Mosaic Co	1,449
22,414		Motorola, Inc	1,418
22,699		Murphy Oil Corp	1,292
262,666	*	Mylan Laboratories, Inc	11,949
56,148		Nabors Industries Ltd	1,278
23,387		NASDAQ OMX Group, Inc	992
101,081		National Oilwell Varco, Inc	7,692
43,195		Navient Corp	765
286,516		NetApp, Inc	12,309
14,745	*	NetFlix, Inc	6,653
3,587	*,e	NetSuite, Inc	321
41,609	e	New York Community Bancorp, Inc	660
746,614		Newell Rubbermaid, Inc	25,691
130,000	*	Newfield Exploration Co	4,819
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
48,989		Newmont Mining Corp	$1,129
38,695	*	News Corp	633
465,038		NextEra Energy, Inc	43,658
666,327		Nielsen Holdings NV	29,538
335,949		Nike, Inc (Class B)	29,967
111,240		NiSource, Inc	4,559
26,453		Noble Corp plc	588
79,528		Noble Energy, Inc	5,437
31,465		Nordstrom, Inc	2,151
119,850		Norfolk Southern Corp	13,375
106,847		Northeast Utilities	4,733
37,765		Northern Trust Corp	2,569
140,538		Northrop Grumman Corp	18,517
93,653	*,e	NOW, Inc	2,848
58,544		NRG Energy, Inc	1,784
90,000		NRG Yield, Inc	4,234
25,910	*	Nuance Communications, Inc	399
46,622		Nucor Corp	2,531
121,454		Nvidia Corp	2,241
8,045	*	NVR, Inc	9,091
234,986		Occidental Petroleum Corp	22,594
10,843		Oceaneering International, Inc	707
11,248	*	Ocwen Financial Corp	294
19,450		OGE Energy Corp	722
109,806		Omnicare, Inc	6,837
52,764		Omnicom Group, Inc	3,633
2,500		ONE Gas, Inc	86
92,418		Oneok, Inc	6,058
1,149,732		Oracle Corp	44,012
34,398	*	O’Reilly Automotive, Inc	5,172
130,000		Oshkosh Truck Corp	5,739
616,830		Owens Corning, Inc	19,584
16,849	*	Owens-Illinois, Inc	439
57,368		Paccar, Inc	3,263
90,000		Packaging Corp of America	5,744
11,211		Pall Corp	938
90,000	*	Parexel International Corp	5,678
22,736		Parker Hannifin Corp	2,595
17,578		PartnerRe Ltd	1,932
7,589		Patterson Cos, Inc	314
33,273		Paychex, Inc	1,471
25,554		Peabody Energy Corp	316
32,816		People’s United Financial, Inc	475
24,940		Pepco Holdings, Inc	667
1,507,841		PepsiCo, Inc	140,365
153,707		Perrigo Co plc	23,085
19,453		Petsmart, Inc	1,363
4,436,723		Pfizer, Inc	131,194
46,162		PG&E Corp	2,079
12,757	*,e	Pharmacyclics, Inc	1,498
513,996		Philip Morris International, Inc	42,867
660,278		Phillips 66	53,687
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
165,768		Phillips-Van Heusen Corp	$20,083
400,000	*	Pilgrim’s Pride Corp	12,224
10,839		Pinnacle West Capital Corp	592
38,267		Pioneer Natural Resources Co	7,537
17,449		Plum Creek Timber Co, Inc	681
85,308		PNC Financial Services Group, Inc	7,301
13,087		Polaris Industries, Inc	1,960
75,000	*	Portfolio Recovery Associates, Inc	3,917
55,840		PPG Industries, Inc	10,986
127,547		PPL Corp	4,189
29,317		Praxair, Inc	3,782
17,454		Precision Castparts Corp	4,135
49,494	*	Premier, Inc	1,626
14,747	*	Priceline.com, Inc	17,086
59,855		Principal Financial Group	3,141
1,536,200		Procter & Gamble Co	128,641
57,045		Progressive Corp	1,442
50,399		Prologis, Inc	1,900
174,855		Prudential Financial, Inc	15,377
103,268		Public Service Enterprise Group, Inc	3,846
51,994		Public Storage, Inc	8,623
569,711		Pulte Homes, Inc	10,061
13,438	*	Qiagen NV	304
922,249		Qualcomm, Inc	68,957
43,353	*	Quanta Services, Inc	1,573
14,138		Quest Diagnostics, Inc	858
35,271		Questar Market Resources, Inc	1,086
10,539	*	Quintiles Transnational Holdings, Inc	588
12,078	*	Rackspace Hosting, Inc	393
12,438		Ralph Lauren Corp	2,049
56,340		Range Resources Corp	3,820
12,396		Raymond James Financial, Inc	664
11,919		Rayonier, Inc	371
43,901		Raytheon Co	4,461
60,884	*	Realogy Holdings Corp	2,265
20,994	e	Realty Income Corp	856
18,937	*	Red Hat, Inc	1,063
8,984		Regency Centers Corp	484
15,936	*	Regeneron Pharmaceuticals, Inc	5,745
238,022		Regions Financial Corp	2,390
60,000		Reinsurance Group of America, Inc (Class A)	4,808
60,000		Reliance Steel & Aluminum Co	4,104
9,140		RenaissanceRe Holdings Ltd	914
768,756		Republic Services, Inc	29,997
14,207	e	Resmed, Inc	700
97,617		Reynolds American, Inc	5,759
28,896		Robert Half International, Inc	1,416
14,460		Rock-Tenn Co (Class A)	688
52,972		Rockwell Automation, Inc	5,821
24,707		Rockwell Collins, Inc	1,939
67,134		Roper Industries, Inc	9,821
21,553		Ross Stores, Inc	1,629
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
220,000	*	Rovi Corp	$4,344
123,649		Royal Caribbean Cruises Ltd	8,320
22,392		Safeway, Inc	768
258,490	*	Salesforce.com, Inc	14,871
173,939	*	Salix Pharmaceuticals Ltd	27,176
188,845		SanDisk Corp	18,497
294,101	*	SBA Communications Corp (Class A)	32,616
26,512		SCANA Corp	1,315
701,061		Schlumberger Ltd	71,291
16,971		Scripps Networks Interactive (Class A)	1,325
690,699		Seagate Technology, Inc	39,556
924,962		Sealed Air Corp	32,263
3,975	*,e	Sears Holdings Corp	100
29,617		SEI Investments Co	1,071
370,200		Sempra Energy	39,012
15,136	*	Sensata Technologies Holding BV	674
12,723	*	ServiceNow, Inc	748
28,309		Sherwin-Williams Co	6,199
15,642		Sigma-Aldrich Corp	2,127
120,601		Simon Property Group, Inc	19,829
308,615	e	Sirius XM Holdings, Inc	1,077
100,200		Skyworks Solutions, Inc	5,817
19,438		SL Green Realty Corp	1,969
88,888		Southern Co	3,880
445,381		Southwest Airlines Co	15,041
124,139	*	Southwestern Energy Co	4,339
78,478		SPDR Trust Series 1	15,462
67,218		Spectra Energy Corp	2,639
78,700	*	Spirit Airlines, Inc	5,441
80,937	*,e	Sprint Corp	513
7,842		SPX Corp	737
65,536		St. Jude Medical, Inc	3,941
50,000		St. Mary Land & Exploration Co	3,900
243,418		Stanley Works	21,613
134,364		Staples, Inc	1,626
169,959		Starbucks Corp	12,825
62,945		Starwood Hotels & Resorts Worldwide, Inc	5,238
120,000		Starwood Property Trust, Inc	2,635
145,000	*	Starz-Liberty Capital	4,797
246,100		State Street Corp	18,115
40,489	*	Stericycle, Inc	4,719
45,979		Stryker Corp	3,713
135,000	*,e	SunPower Corp	4,574
108,556		SunTrust Banks, Inc	4,128
32,981		Superior Energy Services	1,084
144,557		Symantec Corp	3,399
15,345	*	Synopsys, Inc	609
58,725		Sysco Corp	2,229
26,706		T Rowe Price Group, Inc	2,094
60,342		Target Corp	3,782
883,894		TCF Financial Corp	13,727
55,751		TD Ameritrade Holding Corp	1,860
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
74,000	*	Tech Data Corp	$4,356
100,000	*	Tenneco, Inc	5,231
15,529	*	Teradata Corp	651
48,101	*,e	Tesla Motors, Inc	11,673
58,314		Tesoro Corp	3,556
219,395		Texas Instruments, Inc	10,463
82,196		Textron, Inc	2,958
370,487		Thermo Electron Corp	45,088
150,453	e	Thomson Corp (Toronto)	5,481
26,514		Tiffany & Co	2,554
108,615		Time Warner Cable, Inc	15,585
585,054		Time Warner, Inc	44,002
7,754	*	Time, Inc	182
176,282		TJX Companies, Inc	10,431
186,524		T-Mobile US, Inc	5,385
34,170	*	Toll Brothers, Inc	1,065
79,121		Torchmark Corp	4,144
16,397		Total System Services, Inc	508
7,025		Towers Watson & Co	699
28,771		Tractor Supply Co	1,770
142,764		TransDigm Group, Inc	26,316
20,586	e	Transocean Ltd	662
34,774		Travelers Cos, Inc	3,267
148,395	*	TRI Pointe Homes, Inc	1,920
25,370	*	Trimble Navigation Ltd	774
240,000		Trinity Industries, Inc	11,213
54,093	*	TripAdvisor, Inc	4,945
69,635	*	TRW Automotive Holdings Corp	7,051
271,465	*	Tumi Holdings, Inc	5,524
144,228		Twenty-First Century Fox, Inc	4,946
43,822		Twenty-First Century Fox, Inc (Class B)	1,460
31,207	*	Twitter, Inc	1,610
352,286		Tyco International Ltd	15,701
408,507		Tyson Foods, Inc (Class A)	16,083
318,887	*	UAL Corp	14,921
24,386		UDR, Inc	665
221,490	*	Ulta Salon Cosmetics & Fragrance, Inc	26,173
16,114	*	Under Armour, Inc (Class A)	1,113
616,550		Union Pacific Corp	66,846
143,042		United Parcel Service, Inc (Class B)	14,060
201,323	*	United Rentals, Inc	22,367
345,000	e	United States Steel Corp	13,514
97,036		United Technologies Corp	10,247
165,739		UnitedHealth Group, Inc	14,295
18,270		Universal Health Services, Inc (Class B)	1,909
54,325		UnumProvident Corp	1,868
10,308	*	Urban Outfitters, Inc	378
310,247		US Bancorp	12,978
41,313		US Silica Holdings Inc	2,582
229,805	*	USG Corp	6,317
477,310		Valero Energy Corp	22,085
13,893	*	Vantiv, Inc	429
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
10,548	*	Varian Medical Systems, Inc	$845
15,556	*	Vectrus, Inc	304
118,038		Ventas, Inc	7,312
90,000	*	Verint Systems, Inc	5,005
26,129	*,e	VeriSign, Inc	1,440
90,464	*	Verisk Analytics, Inc	5,508
2,530,622		Verizon Communications, Inc	126,506
47,525	*	Vertex Pharmaceuticals, Inc	5,338
214,534		VF Corp	14,166
490,794		Viacom, Inc (Class B)	37,762
461,935		Visa, Inc (Class A)	98,563
200,000		Vishay Intertechnology, Inc	2,858
15,745	*	Visteon Corp	1,531
125,033	*,e	VMware, Inc (Class A)	11,733
289,533		Vornado Realty Trust	28,942
15,491		Voya Financial, Inc	606
26,527		Vulcan Materials Co	1,598
11,089		W.R. Berkley Corp	530
7,502		W.W. Grainger, Inc	1,888
140,155		Walgreen Co	8,307
215,455		Wal-Mart Stores, Inc	16,476
1,718,592		Walt Disney Co	153,006
399,000	e	Walter Energy, Inc	934
43,788		Waste Management, Inc	2,081
17,760	*	Waters Corp	1,760
804,136	*	Weatherford International Ltd	16,726
27,899	*	WellCare Health Plans, Inc	1,683
196,287		WellPoint, Inc	23,480
4,392,056		Wells Fargo & Co	227,816
173,798		Western Digital Corp	16,914
54,934	e	Western Union Co	881
58,795		Westlake Chemical Corp	5,091
75,827		Weyerhaeuser Co	2,416
29,069		Whirlpool Corp	4,234
23,722	*	Whiting Petroleum Corp	1,840
35,953		Whole Foods Market, Inc	1,370
437,246		Williams Cos, Inc	24,202
15,856		Willis Group Holdings plc	656
57,717	e	Windstream Holdings, Inc	622
45,644	e	Wisconsin Energy Corp	1,963
88,403	*	Workday, Inc	7,293
35,000	*	WR Grace & Co	3,183
50,846		Wyndham Worldwide Corp	4,132
8,199		Wynn Resorts Ltd	1,534
134,250		Xcel Energy, Inc	4,081
787,060		Xerox Corp	10,413
37,246		Xilinx, Inc	1,577
38,306		Xylem, Inc	1,359
817,465	*	Yahoo!, Inc	33,312
54,472		Yum! Brands, Inc	3,921
24,783		Zimmer Holdings, Inc	2,492
346,582		Zoetis Inc	12,806
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
		TOTAL UNITED STATES	$10,531,018
		TOTAL COMMON STOCKS	18,939,574
		(Cost $16,421,144)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
17,090	m	AGL Energy Ltd	43
321,889		Arrium Ltd	0	^
681,005	m	BGP Holdings plc	0	^
		TOTAL AUSTRALIA	43

CHINA - 0.0%
542,400	m	Agile Property Holdings Ltd	54
		TOTAL CHINA	54

HONG KONG - 0.0%
103,648	e	Sun Hung Kai Properties Ltd	173
		TOTAL HONG KONG	173

ITALY - 0.0%
56,372	e,m	Fiat S.p.A	0	^
		TOTAL ITALY	0	^

SPAIN - 0.0%
340,335		Banco Bilbao Vizcaya Argentaria S.A.	34
102,000		Banco Popular Espanol S.A.	1
		TOTAL SPAIN	35

UNITED STATES - 0.0%
21,280		Kinder Morgan, Inc	78
		TOTAL UNITED STATES	78

		TOTAL RIGHTS / WARRANTS	383
		(Cost $77)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 3.5%
GOVERNMENT AGENCY DEBT - 0.1%
$3,760,000		Federal Home Loan Bank (FHLB)	0.085%	11/12/14	3,760
4,600,000		Federal Home Loan Mortgage Corp (FHLMC)	0.067	11/10/14	4,600
14,670,000		Federal National Mortgage Association (FNMA)	0.085	03/02/15	14,668
		TOTAL GOVERNMENT AGENCY DEBT			23,028

TREASURY DEBT - 0.6%
2,000,000	d	United States Treasury Bill	0.040-0.073	11/13/14	2,000
4,000,000	d	United States Treasury Bill	0.046	11/20/14	4,000
2,600,000		United States Treasury Bill	0.091	12/11/14	2,600
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
5,500,000		United States Treasury Bill	0.050%	02/05/15	$5,499
3,800,000	d	United States Treasury Bill	0.080	03/05/15	3,799
14,300,000	d	United States Treasury Bill	0.080	04/02/15	14,297
5,600,000		United States Treasury Bill	0.095	04/30/15	5,599
6,750,000	d	United States Treasury Bill	0.091-0.092	05/28/15	6,748
12,900,000	d	United States Treasury Bill	0.090	06/25/15	12,895
5,000,000	d	United States Treasury Bill	0.078-0.081	07/23/15	4,998
55,000,000		United States Treasury Bill	0.093-0.113	09/17/15	54,948
		TOTAL TREASURY DEBT			117,383

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%
CERTIFICATE OF DEPOSIT - 0.4%
25,000,000		Bank of Montreal	0.010	10/01/14	25,000
25,000,000		CIBC Bank and Trust Co	0.010	10/01/14	25,000
25,000,000		National Australia Bank Ltd	0.030	10/01/14	25,000
		TOTAL CERTIFICATE OF DEPOSIT			75,000

REPURCHASE AGREEMENT - 2.1%
5,000,000	i,n	Barclays	0.000	10/01/14	5,000
130,000,000	o	Calyon	0.010	10/01/14	130,000
50,000,000	p	Goldman Sachs	0.040	10/02/14	50,000
150,000,000	q	HSBC	0.030	10/02/14	150,000
65,000,000	i,r	Merrill Lynch	0.000	10/01/14	65,000
		TOTAL REPURCHASE AGREEMENT			400,000

TREASURY DEBT - 0.1%
10,000,000		United States Treasury Bill	0.040	10/16/14	10,000
		TOTAL TREASURY DEBT			10,000

VARIABLE RATE SECURITIES - 0.2%
1,381,135	i	Granite Master Issuer plc 2006	0.031	12/20/50	1,374
1,183,831	i	Granite Master Issuer plc 2007	0.020	12/20/50	1,178
796,137	i	Medallion Trust 2005	0.030	08/22/36	796
1,238,160	i	Puma Finance Ltd	0.027	02/21/38	1,226
30,000,000	i	SLM Student Loan Trust 2007	0.118	01/25/19	29,768
2,092,024	i	SLM Student Loan Trust 2008	0.584	10/25/16	2,092
		TOTAL VARIABLE RATE SECURITIES			36,434

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			521,434

		TOTAL SHORT-TERM INVESTMENTS			661,845
		(Cost $661,965)
		TOTAL INVESTMENTS - 102.4%			19,601,802
		(Cost $17,083,186)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%			(453,924)
		NET ASSETS - 100.0%			$19,147,878
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

Abbreviation(s):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $512,976,000.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclays, 0.000% dated 09/30/14 to be repurchased at $5,000,000 on 10/01/14, collateralized by U.S. Government Agency Securities valued at $5,100,000.
o	Agreement with Calyon, 0.010% dated 09/30/14 to be repurchased at $130,000,000 on 10/01/14, collateralized by U.S. Government Agency Securities valued at $132,600,000.
p	Agreement with Goldman Sachs, 0.040% dated 09/30/14 to be repurchased at $50,000,000 on 10/02/14, collateralized by U.S. Government Agency Securities valued at $51,000,000.
q	Agreement with HSBC, 0.030% dated 09/30/14 to be repurchased at $150,000,000 on 10/02/14, collateralized by U.S. Government Agency Securities valued at $153,004,000.
r	Agreement with Merrill Lynch, 0.000% dated 09/30/14 to be repurchased at $65,000,000 on 10/01/14, collateralized by U.S. Government Agency Securities valued at $66,300,000.

Cost amounts are in thousands.
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

September 30, 2014

SECTOR	VALUE (000)	% OF NET ASSETS
FINANCIALS	$3,750,553	19.6%
INFORMATION TECHNOLOGY	2,841,781	14.8
CONSUMER DISCRETIONARY	2,700,434	14.1
HEALTH CARE	2,614,972	13.7
INDUSTRIALS	2,189,327	11.4
ENERGY	1,576,360	8.2
CONSUMER STAPLES	1,447,682	7.6
MATERIALS	918,899	4.8
TELECOMMUNICATION SERVICES	485,072	2.5
UTILITIES	414,877	2.2
SHORT - TERM INVESTMENTS	661,845	3.5
OTHER ASSETS & LIABILITIES, NET	(453,924)	(2.4)

NET ASSETS	$19,147,878	100.0%
229

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2014

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 2.0%
532,432		BorgWarner, Inc	$28,011
1,049,424		Delphi Automotive plc	64,372
1,413,687		General Motors Co	45,153
401,348		Gentex Corp	10,744
1,088,666		Goodyear Tire & Rubber Co	24,588
77,059		Harley-Davidson, Inc	4,485
62,380		Johnson Controls, Inc	2,745
448,260		Lear Corp	38,734
220,400		Magna International, Inc (Class A) (NY)	20,918
59,362	*,e	Mobileye NV	3,181
166,456		Renault S.A.	12,041
178,700	*	Tenneco, Inc	9,348
551,152	*,e	Tesla Motors, Inc	133,754
16,233		Thor Industries, Inc	836
98,400	*	TRW Automotive Holdings Corp	9,963
40,350	*	Visteon Corp	3,924
		TOTAL AUTOMOBILES & COMPONENTS	412,797

BANKS - 0.3%
1,606,300		Huntington Bancshares, Inc	15,629
6,696	*,e	Nationstar Mortgage Holdings, Inc	229
35,103	*	Ocwen Financial Corp	919
16,474	*	Signature Bank	1,846
54,962	*	SVB Financial Group	6,161
548,500		Wells Fargo & Co	28,451
		TOTAL BANKS	53,235

CAPITAL GOODS - 5.5%
829,552		3M Co	117,531
171,755		A.O. Smith Corp	8,121
15,242		Acuity Brands, Inc	1,794
32,539		Allegion plc	1,550
98,600		Alliant Techsystems, Inc	12,585
47,571		Allison Transmission Holdings, Inc	1,355
85,189		Ametek, Inc	4,277
100,705	*	Armstrong World Industries, Inc	5,639
36,268	*	BE Aerospace, Inc	3,044
740,459		Boeing Co	94,320
46,442		Caterpillar, Inc	4,599
33,438		Chicago Bridge & Iron Co NV	1,934
33,660	*	Colfax Corp	1,918
134,297		Crane Co	8,489
312,783		Cummins, Inc	41,281
50,216		Danaher Corp	3,815
230

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
28,022	e	Deere & Co	$2,298
46,118		Donaldson Co, Inc	1,874
43,368		Dover Corp	3,484
182,519		Emerson Electric Co	11,422
103,211	e	Fastenal Co	4,634
48,477		Flowserve Corp	3,419
214,855		Fluor Corp	14,350
471,875		Fortune Brands Home & Security, Inc	19,399
35,227		Foster Wheeler AG.	1,114
94,200		General Dynamics Corp	11,972
1,200,000		General Electric Co	30,744
21,409		Graco, Inc	1,562
34,849	*	HD Supply Holdings, Inc	950
34,501	*	Hexcel Corp	1,370
1,293,126		Honeywell International, Inc	120,416
3,274		Hubbell, Inc (Class B)	395
247,938		Huntington Ingalls	25,838
26,275		IDEX Corp	1,902
118,924		Illinois Tool Works, Inc	10,040
389,538		Ingersoll-Rand plc	21,954
6,636		ITT Corp	298
264,934	e	Joy Global, Inc	14,449
43,000		L-3 Communications Holdings, Inc	5,114
99,801		Lennox International, Inc	7,672
9,548		Lincoln Electric Holdings, Inc	660
250,838		Lockheed Martin Corp	45,848
44,833		Manitowoc Co, Inc	1,051
743,797		Masco Corp	17,792
146,944	*	Middleby Corp	12,950
15,175	*	MRC Global, Inc	354
16,733		MSC Industrial Direct Co (Class A)	1,430
1,538	*,e	Navistar International Corp	51
22,740		Nordson Corp	1,730
39,500		Northrop Grumman Corp	5,204
3,737	*,e	NOW, Inc	114
203,300		Oshkosh Truck Corp	8,976
347,300		Owens Corning, Inc	11,027
113,231		Paccar, Inc	6,440
177,164		Pall Corp	14,829
27,983		Parker Hannifin Corp	3,194
5,532		Pentair plc	362
50,415		Precision Castparts Corp	11,942
19,672	*	Quanta Services, Inc	714
191,322		Rockwell Automation, Inc	21,022
42,193		Rockwell Collins, Inc	3,312
347,468		Roper Industries, Inc	50,831
348,045		Safran S.A.	22,565
158,648		Snap-On, Inc	19,209
54,424	*,e	SolarCity Corp	3,244
245,667	*	Spirit Aerosystems Holdings, Inc (Class A)	9,350
6,075		Stanley Works	539
670,200		Textron, Inc	24,120
231

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
429		Timken Co	$18
70,360		Toro Co	4,167
18,267		TransDigm Group, Inc	3,367
554,880		Trinity Industries, Inc	25,924
4,718		Triumph Group, Inc	307
296,778	*	United Rentals, Inc	32,972
35,964		United Technologies Corp	3,798
351,098	*	USG Corp	9,652
306	e	Valmont Industries, Inc	41
530	*	Veritiv Corp	27
335,016		W.W. Grainger, Inc	84,307
138,289	*	WABCO Holdings, Inc	12,577
33,146		Westinghouse Air Brake Technologies Corp	2,686
206,307		Xylem, Inc	7,322
		TOTAL CAPITAL GOODS	1,114,947

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
94,431		Cintas Corp	6,666
15,772	*	Clean Harbors, Inc	850
649,228	e	CNH Industrial NV (NYSE)	5,148
37,376	*	Copart, Inc	1,170
16,141		Covanta Holding Corp	343
4,642		Dun & Bradstreet Corp	545
23,037		Equifax, Inc	1,722
24,039	*	IHS, Inc (Class A)	3,009
53,845		Iron Mountain, Inc	1,758
161,588		KAR Auction Services, Inc	4,626
118,700		Manpower, Inc	8,321
1,687,944		Nielsen Holdings NV	74,827
239,889		Pitney Bowes, Inc	5,995
8,989		R.R. Donnelley & Sons Co	148
48,524		Robert Half International, Inc	2,378
21,584		Rollins, Inc	632
507,280	*	Stericycle, Inc	59,129
143,225		Tyco International Ltd	6,384
2,011,021	*	Verisk Analytics, Inc	122,451
25,029		Waste Connections, Inc	1,214
16,697		Waste Management, Inc	794
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	308,110

CONSUMER DURABLES & APPAREL - 2.5%
18,930		Carter’s, Inc	1,468
95,673		Coach, Inc	3,407
92,294	*	Deckers Outdoor Corp	8,969
312,095		DR Horton, Inc	6,404
208,633	*	Fossil Group, Inc	19,591
127,289	e	Garmin Ltd	6,618
5,284	*	GoPro, Inc	495
353,734		Hanesbrands, Inc	38,005
134,609		Harman International Industries, Inc	13,197
34,440		Hasbro, Inc	1,894
705,572	*	Jarden Corp	42,412
232

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
180,626	*	Kate Spade & Co	$4,738
24,139		Leggett & Platt, Inc	843
2,567		Lennar Corp (Class A)	100
15,242	e	Luxottica Group S.p.A.	792
143,757		LVMH Moet Hennessy Louis Vuitton S.A.	23,344
43,319		Mattel, Inc	1,328
70,982	*	Michael Kors Holdings Ltd	5,067
57,838		Newell Rubbermaid, Inc	1,990
1,826,985		Nike, Inc (Class B)	162,967
28,760	*	NVR, Inc	32,499
25,396		Phillips-Van Heusen Corp	3,077
22,745		Polaris Industries, Inc	3,407
1,548,300		Pulte Homes, Inc	27,343
15,632		Ralph Lauren Corp	2,575
409,100		Sony Corp	7,342
420,118	*	Tempur-Pedic International, Inc	23,598
17,801		Tupperware Corp	1,229
189,020	*	Under Armour, Inc (Class A)	13,061
607,954		VF Corp	40,143
2,202		Whirlpool Corp	321
		TOTAL CONSUMER DURABLES & APPAREL	498,224

CONSUMER SERVICES - 2.5%
382,842		ARAMARK Holdings Corp	10,069
12,896	*	Bally Technologies, Inc	1,041
22,887		Brinker International, Inc	1,163
37,326	e	Burger King Worldwide, Inc	1,107
38,169	*	Chipotle Mexican Grill, Inc (Class A)	25,443
1,182		Choice Hotels International, Inc	62
19,735		Domino’s Pizza, Inc	1,519
37,548		Dunkin Brands Group, Inc	1,683
914,712		Extended Stay America, Inc	21,715
96,754		H&R Block, Inc	3,000
479,584	*	Hilton Worldwide Holdings, Inc	11,812
479,100	*	Hyatt Hotels Corp	28,995
715,000		Interval Leisure Group, Inc	13,621
247,938		Las Vegas Sands Corp	15,424
806,544		Marriott International, Inc (Class A)	56,377
533,913		McDonald’s Corp	50,620
4,704,937		Merlin Entertainments plc	26,735
9,798	*	MGM Mirage	223
29,655	*	Norwegian Cruise Line Holdings Ltd	1,068
8,656	*	Panera Bread Co (Class A)	1,409
20,300		SeaWorld Entertainment, Inc	390
58,605		Service Corp International	1,239
9,749	*	ServiceMaster Global Holdings, Inc	236
368,005		Six Flags Entertainment Corp	12,656
1,720,681		Starbucks Corp	129,842
30,320		Starwood Hotels & Resorts Worldwide, Inc	2,523
279,411		Wyndham Worldwide Corp	22,705
28,182		Wynn Resorts Ltd	5,272
715,645		Yum! Brands, Inc	51,512
		TOTAL CONSUMER SERVICES	499,461
233

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
DIVERSIFIED FINANCIALS - 4.8%
503,333	*	Affiliated Managers Group, Inc	$100,848
272,160	*	Ally Financial, Inc	6,298
696,099		American Express Co	60,937
946,018		Ameriprise Financial, Inc	116,720
90,898		Artisan Partners Asset Management, Inc	4,731
61,331		BlackRock, Inc	20,136
429,300		Blackstone Group LP	13,514
216,900		Capital One Financial Corp	17,703
114,252		CBOE Holdings, Inc	6,115
2,156,862		Charles Schwab Corp	63,390
587,000		Discover Financial Services	37,797
42,462		Eaton Vance Corp	1,602
24,367	e	Federated Investors, Inc (Class B)	715
112,898		Franklin Resources, Inc	6,165
493,970		IntercontinentalExchange Group, Inc	96,349
424,973		Invesco Ltd	16,778
750,000	e	iShares Russell 1000 Growth Index Fund	68,723
398,610		Lazard Ltd (Class A)	20,210
14,320		Legg Mason, Inc	733
20,965		Leucadia National Corp	500
30,887		LPL Financial Holdings, Inc	1,422
1,069,059		McGraw-Hill Financial, Inc	90,282
1,556,423		Moody’s Corp	147,082
1,148,844		Morgan Stanley	39,716
18,238	*	MSCI, Inc (Class A)	858
16,238	*	NorthStar Asset Management Group, Inc	299
2,554		Santander Consumer USA Holdings, Inc	46
188,169		SEI Investments Co	6,804
45,372		SLM Corp	388
623,478	*	Synchrony Financial	15,306
125,040		T Rowe Price Group, Inc	9,803
82,918		TD Ameritrade Holding Corp	2,767
30,053		Waddell & Reed Financial, Inc (Class A)	1,553
		TOTAL DIVERSIFIED FINANCIALS	976,290

ENERGY - 4.2%
48,530		Anadarko Petroleum Corp	4,923
18,664	*	Antero Resources Corp	1,024
18,043	*	Athlon Energy, Inc	1,051
4,231	*	Atwood Oceanics, Inc	185
149,896		Baker Hughes, Inc	9,752
145,885		Cabot Oil & Gas Corp	4,769
349,785	*	Cameron International Corp	23,219
164,241	*	Cheniere Energy, Inc	13,144
42,013		Chesapeake Energy Corp	966
3,625		Cimarex Energy Co	459
107,123	*	Cobalt International Energy, Inc	1,457
239,428	*	Concho Resources, Inc	30,022
30,270	*,e	Continental Resources, Inc	2,012
234

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
3,297	e	CVR Energy, Inc	$148
26,065	*	Dresser-Rand Group, Inc	2,144
13,591	*	Dril-Quip, Inc	1,215
1,465,205		EOG Resources, Inc	145,085
48,469		EQT Corp	4,437
81,651	*	FMC Technologies, Inc	4,434
1,779	e	Frank’s International NV	33
23,760	*	Gulfport Energy Corp	1,269
1,990,877		Halliburton Co	128,431
143,039		Helmerich & Payne, Inc	13,999
12,666		Holly Corp	553
63,620	e	Kinder Morgan, Inc	2,439
294,079	*	Kosmos Energy LLC	2,929
20,589	*,e	Laredo Petroleum Holdings, Inc	461
307,876		Marathon Petroleum Corp	26,068
9,463	*	Memorial Resource Development Corp	257
12,221		Nabors Industries Ltd	278
68,104		National Oilwell Varco, Inc	5,183
337,694		Noble Energy, Inc	23,085
33,861	*	Oasis Petroleum, Inc	1,416
144,338		Oceaneering International, Inc	9,407
38,862		Oneok, Inc	2,547
104,200		Patterson-UTI Energy, Inc	3,390
8,227		PBF Energy, Inc	197
313,029		Phillips 66	25,452
76,469		Pioneer Natural Resources Co	15,062
7,837		Questar Market Resources, Inc	241
57,790		Range Resources Corp	3,919
16,449	*	Rice Energy, Inc	438
272,421		RPC, Inc	5,982
1,732,241		Schlumberger Ltd	176,151
37,085	e	Seadrill Ltd	992
422	*	Seventy Seven Energy, Inc	10
124,431	*	Southwestern Energy Co	4,349
317,827		St. Mary Land & Exploration Co	24,791
92,124		Superior Energy Services	3,028
13,318		Targa Resources Investments, Inc	1,814
7,247		Teekay Corp	481
19,437		Tesoro Corp	1,185
15,649	*,e	Ultra Petroleum Corp	364
587,331		Valero Energy Corp	27,176
205,573	*	Whiting Petroleum Corp	15,942
1,174,908		Williams Cos, Inc	65,031
56,790		World Fuel Services Corp	2,267
		TOTAL ENERGY	847,063

FOOD & STAPLES RETAILING - 1.5%
796,717		Costco Wholesale Corp	99,845
742,164		CVS Corp	59,069
1,839,939		Kroger Co	95,677
1,197,436	*	Rite Aid Corp	5,795
34,495	*,e	Sprouts Farmers Market, Inc	1,003
235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
77,279		Sysco Corp	$2,933
612,598		Walgreen Co	36,308
107,584		Wal-Mart Stores, Inc	8,227
56,227		Whole Foods Market, Inc	2,143
		TOTAL FOOD & STAPLES RETAILING	311,000

FOOD, BEVERAGE & TOBACCO - 4.7%
3,034,397		Altria Group, Inc	139,400
625,326		Archer Daniels Midland Co	31,954
53,545		Brown-Forman Corp (Class B)	4,831
40,754		Campbell Soup Co	1,741
2,708,792		Coca-Cola Co	115,557
732,129		Coca-Cola Enterprises, Inc	32,477
128,610	*	Constellation Brands, Inc (Class A)	11,210
601,021		Dr Pepper Snapple Group, Inc	38,652
60,658		Flowers Foods, Inc	1,114
214,042		General Mills, Inc	10,798
16,209	*	Hain Celestial Group, Inc	1,659
51,966		Hershey Co	4,959
212,354		Hormel Foods Corp	10,913
70,440		Ingredion, Inc	5,339
81,455		Kellogg Co	5,018
448,579		Keurig Green Mountain, Inc	58,374
267,160		Kraft Foods Group, Inc	15,068
407,202		Lorillard, Inc	24,395
44,971		McCormick & Co, Inc	3,009
494,902		Mead Johnson Nutrition Co	47,619
110,000		Molson Coors Brewing Co (Class B)	8,188
287,900		Mondelez International, Inc	9,865
842,384	*	Monster Beverage Corp	77,221
1,494,459		PepsiCo, Inc	139,119
475,414		Philip Morris International, Inc	39,650
815,200	*	Pilgrim’s Pride Corp	24,913
80,914		Reynolds American, Inc	4,774
492,028		SABMiller plc	27,267
640,733	e	Suntory Beverage & Food Ltd	22,689
559,589		Tyson Foods, Inc (Class A)	22,031
196,228	*	WhiteWave Foods Co (Class A)	7,129
		TOTAL FOOD, BEVERAGE & TOBACCO	946,933

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
1,241,490		Abbott Laboratories	51,634
439,046		Aetna, Inc	35,563
133,220	*	Align Technology, Inc	6,885
22,177	*	Allscripts Healthcare Solutions, Inc	298
78,819		AmerisourceBergen Corp	6,093
13,350	*,e	athenahealth, Inc	1,758
81,784		Bard (C.R.), Inc	11,671
196,617		Baxter International, Inc	14,111
177,374		Becton Dickinson & Co	20,187
43,477	*	Boston Scientific Corp	513
56,778	*	Brookdale Senior Living, Inc	1,829
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
152,964		Cardinal Health, Inc	$11,460
336,600	*	CareFusion Corp	15,231
456,354	*	Catamaran Corp	19,235
153,823	*	Centene Corp	12,723
1,034,467	*	Cerner Corp	61,623
176,374		Cigna Corp	15,995
12,489		Cooper Cos, Inc	1,945
229,733	*	DaVita, Inc	16,803
15,765		Dentsply International, Inc	719
183,080	*	Edwards Lifesciences Corp	18,702
28,607	*	Envision Healthcare Holdings, Inc	992
273,119	*	Express Scripts Holding Co	19,290
262,668		HCA Holdings, Inc	18,523
109,700	*	Health Net, Inc	5,058
248,900		Healthsouth Corp	9,184
29,525	*	Henry Schein, Inc	3,439
27,442	*	Hologic, Inc	668
88,200		Humana, Inc	11,492
48,166	*	Idexx Laboratories, Inc	5,675
26,373	*	IMS Health Holdings, Inc	691
147,684	*	Intuitive Surgical, Inc	68,203
11,811	*	Laboratory Corp of America Holdings	1,202
504,227		McKesson Corp	98,158
590,691	*,e	Olympus Corp	21,183
3,101		Patterson Cos, Inc	128
23,152	*	Pediatrix Medical Group, Inc	1,269
605,016	*	Premier, Inc	19,881
49,542	e	Resmed, Inc	2,441
12,538	*	Sirona Dental Systems, Inc	961
291,373		St. Jude Medical, Inc	17,520
69,754		Stryker Corp	5,633
34,393	*	Tenet Healthcare Corp	2,043
226,177		Universal Health Services, Inc (Class B)	23,636
36,700	*	Varian Medical Systems, Inc	2,940
12,957	*,e	Veeva Systems, Inc	365
347,000		WellPoint, Inc	41,508
4,213		Zimmer Holdings, Inc	424
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	707,485

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
62,343		Avon Products, Inc	786
46,920		Church & Dwight Co, Inc	3,292
37,674		Clorox Co	3,618
609,169		Colgate-Palmolive Co	39,730
185,679	e	Coty, Inc	3,073
1,857,215		Estee Lauder Cos (Class A)	138,771
26,607	e	Herbalife Ltd	1,164
108,784		Kimberly-Clark Corp	11,702
19,128	e	Nu Skin Enterprises, Inc (Class A)	861
53,859		Procter & Gamble Co	4,510
7,485		Spectrum Brands, Inc	678
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	208,185
237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
INSURANCE - 0.7%
215,919		ACE Ltd	$22,643
240,800		Allstate Corp	14,778
4,781		American Financial Group, Inc	277
195,638		Aon plc	17,151
52,418		Arthur J. Gallagher & Co	2,378
346,400		Axis Capital Holdings Ltd	16,395
2,283		Brown & Brown, Inc	73
8,638		Erie Indemnity Co (Class A)	655
340,615		Marsh & McLennan Cos, Inc	17,828
346,700		Metlife, Inc	18,625
117,700		PartnerRe Ltd	12,934
163,400		Prudential Financial, Inc	14,369
6,663		Reinsurance Group of America, Inc (Class A)	534
145,900		Travelers Cos, Inc	13,706
		TOTAL INSURANCE	152,346

MATERIALS - 3.6%
26,222		Airgas, Inc	2,901
11,393		Albemarle Corp	671
901,010		Alcoa, Inc	14,497
4,839		Aptargroup, Inc	294
266,814		Avery Dennison Corp	11,913
290,309		Ball Corp	18,368
850,949	*	Berry Plastics Group, Inc	21,478
5,548		Celanese Corp (Series A)	325
15,145		CF Industries Holdings, Inc	4,229
11,834		Compass Minerals International, Inc	997
208,125	*	Crown Holdings, Inc	9,266
3,502		Cytec Industries, Inc	166
669,702		Dow Chemical Co	35,119
349,260		Du Pont (E.I.) de Nemours & Co	25,063
17,641		Eagle Materials, Inc	1,796
352,437		Eastman Chemical Co	28,509
92,883		Ecolab, Inc	10,666
46,988		FMC Corp	2,687
973,900	*	Graphic Packaging Holding Co	12,106
49,831		Huntsman Corp	1,295
28,707		International Flavors & Fragrances, Inc	2,752
23,465		International Paper Co	1,120
862,269		LyondellBasell Industries AF S.C.A	93,694
21,844		Martin Marietta Materials, Inc	2,817
1,226,332		Monsanto Co	137,975
2,993		NewMarket Corp	1,140
505,592	*	Owens-Illinois, Inc	13,171
385,187		Packaging Corp of America	24,583
30,015	*	Platform Specialty Products Corp	751
466,197		PPG Industries, Inc	91,720
102,060		Praxair, Inc	13,166
2,081	e	Rayonier Advanced Materials, Inc	68
2,406		Rockwood Holdings, Inc	184
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
43,613		RPM International, Inc	$1,997
15,813		Scotts Miracle-Gro Co (Class A)	870
348,802		Sealed Air Corp	12,166
289,108		Sherwin-Williams Co	63,312
18,750		Sigma-Aldrich Corp	2,550
13,835		Silgan Holdings, Inc	650
169,554		Southern Copper Corp (NY)	5,027
3,653	*	Tahoe Resources, Inc	74
1,080		TimkenSteel Corp	50
149,500	e	United States Steel Corp	5,856
95,300	e	US Silica Holdings Inc	5,957
29,875		Valspar Corp	2,360
149,600		West Fraser Timber Co Ltd	7,313
283,700		Westlake Chemical Corp	24,566
23,196	*	WR Grace & Co	2,109
		TOTAL MATERIALS	720,344

MEDIA - 5.4%
21,060	*	AMC Networks, Inc	1,230
68,888	e	Cablevision Systems Corp (Class A)	1,206
206,073		CBS Corp (Class B)	11,025
96,200		CBS Outdoor Americas, Inc	2,880
28,006	*	Charter Communications, Inc	4,239
40,729		Cinemark Holdings, Inc	1,387
7,971		Clear Channel Outdoor Holdings, Inc (Class A)	54
6,271,634		Comcast Corp (Class A)	337,289
893,414	*	DIRECTV	77,298
283,764	*	Discovery Communications, Inc (Class A)	10,726
281,797	*	Discovery Communications, Inc (Class C)	10,505
564,441		DISH Network Corp (Class A)	36,452
954,823		Interpublic Group of Cos, Inc	17,492
28,031	e	Lamar Advertising Co (Class A)	1,381
163,709	e	Lions Gate Entertainment Corp	5,398
25,818	*	Live Nation, Inc	620
5,728		Morningstar, Inc	389
198,602	*	News Corp	3,247
90,004		Omnicom Group, Inc	6,198
6,395	e	Regal Entertainment Group (Class A)	127
37,293		Scripps Networks Interactive (Class A)	2,912
3,404,056	e	Sirius XM Holdings, Inc	11,880
1,035,772		Smiles S.A.	16,418
369,076	*	Starz-Liberty Capital	12,209
389,297		Time Warner Cable, Inc	55,860
1,081,402		Time Warner, Inc	81,332
419,186	*	Tribune Co	27,583
559,308		Twenty-First Century Fox, Inc	19,179
791,065		Viacom, Inc (Class B)	60,865
3,046,505		Walt Disney Co	271,230
		TOTAL MEDIA	1,088,611

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.7%
1,774,841		AbbVie, Inc	102,515
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
557,012	*	Actavis plc	$134,396
16,817		Agilent Technologies, Inc	958
760,660	*	Alexion Pharmaceuticals, Inc	126,132
1,573,582	*	Alkermes plc	67,459
630,237		Allergan, Inc	112,302
19,885	*	Alnylam Pharmaceuticals, Inc	1,553
881,553		Amgen, Inc	123,823
661,386	*	Biogen Idec, Inc	218,793
51,539	*	BioMarin Pharmaceuticals, Inc	3,719
1,942,800		Bristol-Myers Squibb Co	99,433
157,882	*	Bruker BioSciences Corp	2,923
3,508,838	*	Celgene Corp	332,568
8,051	*	Charles River Laboratories International, Inc	481
18,333	*	Covance, Inc	1,443
25,211	*	Cubist Pharmaceuticals, Inc	1,673
175,852	*	Endo International plc	12,018
3,989,854	*	Gilead Sciences, Inc	424,720
412,958	*	Illumina, Inc	67,692
51,076	*	Incyte Corp	2,505
4,386	*	Intercept Pharmaceuticals, Inc	1,038
57,859	*	Jazz Pharmaceuticals plc	9,290
154,300		Johnson & Johnson	16,447
481,615	*	Mallinckrodt plc	43,418
26,261	*	Medivation, Inc	2,596
141,869		Merck & Co, Inc	8,410
10,031	*	Mettler-Toledo International, Inc	2,569
823,058	*	Mylan Laboratories, Inc	37,441
259,661	*,e	Myriad Genetics, Inc	10,015
1,380,062		Novo Nordisk AS	65,707
7,123	*	PerkinElmer, Inc	311
813,279		Perrigo Co plc	122,146
342,605		Pfizer, Inc	10,131
21,188	*,e	Pharmacyclics, Inc	2,488
8,318	*	Quintiles Transnational Holdings, Inc	464
27,467	*	Regeneron Pharmaceuticals, Inc	9,902
456,085	*	Salix Pharmaceuticals Ltd	71,259
35,698	*,e	Seattle Genetics, Inc	1,327
6,230		Techne Corp	583
280,134		Thermo Electron Corp	34,092
16,930	*	United Therapeutics Corp	2,178
82,496	*	Vertex Pharmaceuticals, Inc	9,265
105,231	*	Waters Corp	10,431
1,725,610		Zoetis Inc	63,761
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,372,375

REAL ESTATE - 1.5%
526,222		American Tower Corp	49,270
29,143		Apartment Investment & Management Co (Class A)	927
6,428		Boston Properties, Inc	744
3,079,867	*	CBRE Group, Inc	91,595
7,778		Columbia Property Trust, Inc	186
116,220		Crown Castle International Corp	9,359
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
143,261		Equity Lifestyle Properties, Inc	$6,069
224,420		Extra Space Storage, Inc	11,573
15,122		Federal Realty Investment Trust	1,791
3,484	e	Gaming and Leisure Properties, Inc	108
6,657,545	e	Global Logistic Properties	14,131
57,480		Health Care REIT, Inc	3,585
11,864		Healthcare Trust of America, Inc	138
6,660	*	Howard Hughes Corp	999
37,386		Jones Lang LaSalle, Inc	4,723
16,238		NorthStar Realty Finance Corp	287
14,527	e	Omega Healthcare Investors, Inc	497
30,101		Plum Creek Timber Co, Inc	1,174
46,174		Public Storage, Inc	7,658
6,245		Rayonier, Inc	194
1,344,991	*	Realogy Holdings Corp	50,034
222,173		Simon Property Group, Inc	36,530
19,862		Tanger Factory Outlet Centers, Inc	650
19,828		Taubman Centers, Inc	1,447
49,040		Ventas, Inc	3,038
14,091		Vornado Realty Trust	1,409
18,922		Weyerhaeuser Co	603
		TOTAL REAL ESTATE	298,719

RETAILING - 7.3%
1,948		Aaron’s, Inc	47
3,238		Abercrombie & Fitch Co (Class A)	118
141,630		Advance Auto Parts, Inc	18,454
853,129	*	Amazon.com, Inc	275,083
186,760	*,e	ASOS plc	6,812
25,639	*	Autonation, Inc	1,290
83,956	*	AutoZone, Inc	42,789
129,876	*,e	Bed Bath & Beyond, Inc	8,550
879,572		Best Buy Co, Inc	29,545
5,478		Big Lots, Inc	236
1,440	*,e	Cabela’s, Inc	85
945,633	*	Carmax, Inc	43,925
23,299		Chico’s FAS, Inc	344
22,759		CST Brands, Inc	818
836,930	*	Ctrip.com International Ltd (ADR)	47,504
6,234		Dick’s Sporting Goods, Inc	274
158,019		Dillard’s, Inc (Class A)	17,221
82,923	*	Dollar General Corp	5,067
71,693	*	Dollar Tree, Inc	4,020
1,698,666		Expedia, Inc	148,837
31,741	e	Family Dollar Stores, Inc	2,452
84,232		Fast Retailing Co Ltd	28,226
679,686		Foot Locker, Inc	37,825
176,200	e	GameStop Corp (Class A)	7,259
93,267		Gap, Inc	3,888
50,782		Genuine Parts Co	4,454
30,126		GNC Holdings, Inc	1,167
6,431,274	*,e	Groupon, Inc	42,961
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
2,975,468		Home Depot, Inc	$272,969
30,520	*	HomeAway, Inc	1,084
500,350	*,e	JD.com, Inc (ADR)	12,919
1,785,627		Kingfisher plc	9,339
51,062		Kohl’s Corp	3,116
30,551		L Brands, Inc	2,046
1,107,236	*	Liberty Interactive Corp	31,578
26,036	*	Liberty TripAdvisor Holdings, Inc	883
26,036	*	Liberty Ventures	988
106,636	*	LKQ Corp	2,835
1,293,684		Lowe’s Companies, Inc	68,462
775,561		Macy’s, Inc	45,122
6,219	*	Michaels Cos, Inc	109
95,752	*	Murphy USA, Inc	5,081
86,977	*	NetFlix, Inc	39,242
47,818		Nordstrom, Inc	3,269
198,561	*	O’Reilly Automotive, Inc	29,856
6,069		Penske Auto Group, Inc	246
34,973		Petsmart, Inc	2,451
37,433	*	Priceline.com, Inc	43,369
210,895		Ross Stores, Inc	15,939
42,273	*	Sally Beauty Holdings, Inc	1,157
6,556	*,e	Sears Holdings Corp	165
19,419		Signet Jewelers Ltd	2,212
22,189		Target Corp	1,391
39,046		Tiffany & Co	3,761
663,415		TJX Companies, Inc	39,254
47,695		Tractor Supply Co	2,934
122,510	*	TripAdvisor, Inc	11,200
379,802	*	Ulta Salon Cosmetics & Fragrance, Inc	44,881
27,218	*	Urban Outfitters, Inc	999
33,201		Williams-Sonoma, Inc	2,210
3,369	*,e	zulily, Inc	128
		TOTAL RETAILING	1,480,446

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
214,927	*,e	Advanced Micro Devices, Inc	733
292,618		Altera Corp	10,470
50,557		Analog Devices, Inc	2,502
283,044		Applied Materials, Inc	6,117
148,588	*	Atmel Corp	1,201
374,349		Avago Technologies Ltd	32,568
978,587		Broadcom Corp (Class A)	39,555
23,558	*,e	Cree, Inc	965
121,257	*	First Solar, Inc	7,980
34,159	*,e	Freescale Semiconductor Holdings Ltd	667
219,000	*	Hynix Semiconductor, Inc	9,693
308,686		Intel Corp	10,749
52,473		Kla-Tencor Corp	4,134
1,237,685		Lam Research Corp	92,455
81,885		Linear Technology Corp	3,635
1,129,700		Marvell Technology Group Ltd	15,228
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
91,645		Maxim Integrated Products, Inc	$2,771
70,747	e	Microchip Technology, Inc	3,341
1,732,513	*	Micron Technology, Inc	59,356
416,975		Nvidia Corp	7,693
1,029,404	*	NXP Semiconductors NV	70,442
79,672	*	ON Semiconductor Corp	712
268,605		Skyworks Solutions, Inc	15,593
153,014	*	SunEdison, Inc	2,889
8,789		Teradyne, Inc	170
441,722		Texas Instruments, Inc	21,066
94,721		Xilinx, Inc	4,011
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	426,696

SOFTWARE & SERVICES - 20.6%
647,838		Accenture plc	52,682
115,287		Activision Blizzard, Inc	2,397
2,685,621	*	Adobe Systems, Inc	185,818
421,193	*	Akamai Technologies, Inc	25,187
609,828	*	Alibaba Group Holding Ltd (ADR)	54,183
115,281	*	Alliance Data Systems Corp	28,621
356,691		Amdocs Ltd	16,365
7,548	*	Ansys, Inc	571
147,800		AOL, Inc	6,644
1,456,430	*	Autodesk, Inc	80,249
168,361		Automatic Data Processing, Inc	13,987
24,483		Booz Allen Hamilton Holding Co	573
272,406		Broadridge Financial Solutions, Inc	11,340
102,199	*	Cadence Design Systems, Inc	1,759
184,415	*	Citrix Systems, Inc	13,156
551,957	*	Cognizant Technology Solutions Corp (Class A)	24,711
305,469		Computer Sciences Corp	18,679
16,829	*	Concur Technologies, Inc	2,134
11,406	*	CoStar Group, Inc	1,774
8,669		DST Systems, Inc	728
2,021,474	*	eBay, Inc	114,476
371,775	*	Electronic Arts, Inc	13,239
105,901	*	Equinix, Inc	22,502
5,368,493	*	Facebook, Inc	424,326
14,414	e	Factset Research Systems, Inc	1,752
12,511		Fidelity National Information Services, Inc	704
23,962	*,e	FireEye, Inc	732
86,864	*	Fiserv, Inc	5,615
74,138	*	FleetCor Technologies, Inc	10,537
48,385	*	Fortinet, Inc	1,222
30,956	*	Gartner, Inc	2,274
7,414	*	Genpact Ltd	121
318,332		Global Payments, Inc	22,245
670,765	*	Google, Inc	387,273
516,141	*	Google, Inc (Class A)	303,703
372,989		IAC/InterActiveCorp	24,580
34,890	*	Informatica Corp	1,195
899,248		International Business Machines Corp	170,704
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
2,931,715		Intuit, Inc	$256,965
28,556		Jack Henry & Associates, Inc	1,589
3,711,273	*	Just Eat plc	17,749
514,789	e	King Digital Entertainment plc	6,538
170,348	*	LinkedIn Corp	35,397
3,177,030		Mastercard, Inc (Class A)	234,846
9,796,504		Microsoft Corp	454,166
94,500		Netease.com (ADR)	8,095
14,626	*,e	NetSuite, Inc	1,310
4,698,937		Oracle Corp	179,875
483,187	*	Pandora Media, Inc	11,674
100,735		Paychex, Inc	4,453
157,400	*	PTC, Inc	5,808
41,232	*	Rackspace Hosting, Inc	1,342
1,454,568	*	Red Hat, Inc	81,674
421,700	*	Rovi Corp	8,327
14,733		Sabre Corp	264
3,029,020	*	Salesforce.com, Inc	174,259
49,684	*	ServiceNow, Inc	2,920
118,170	*	SolarWinds, Inc	4,969
24,306		Solera Holdings, Inc	1,370
40,317	*	Splunk, Inc	2,232
13,163	*	Tableau Software, Inc	956
1,017,607		Tencent Holdings Ltd	15,144
43,812	*	Teradata Corp	1,837
57,417	*	TIBCO Software, Inc	1,357
45,708		Total System Services, Inc	1,415
644,829	*	Twitter, Inc	33,260
310,823	*	Vantiv, Inc	9,604
39,295	*	VeriFone Systems, Inc	1,351
42,566	*	VeriSign, Inc	2,346
1,395,844		Visa, Inc (Class A)	297,831
430,908	*	VistaPrint Ltd	23,609
1,233,607	*,e	VMware, Inc (Class A)	115,762
190,040	e	Western Union Co	3,048
33,142	*	Workday, Inc	2,734
2,232,339	*	Yahoo!, Inc	90,968
262,598	*,e	Yelp, Inc	17,922
10,921	*	Zillow, Inc	1,267
		TOTAL SOFTWARE & SERVICES	4,164,991

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
38,506	*,e	3D Systems Corp	1,786
4,884,448	*,e	Alcatel S.A.	15,065
54,744		Amphenol Corp (Class A)	5,467
11,189,392	d	Apple, Inc	1,127,331
1,553	*	Arista Networks, Inc	137
145,281	*	ARRIS Group, Inc	4,119
9,737		Avnet, Inc	404
30,685		CDW Corp	953
21,972	*	CommScope Holding Co, Inc	525
328,154		Corning, Inc	6,347
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
22,483		Diebold, Inc	$794
2,856	*	EchoStar Corp (Class A)	139
442,210		EMC Corp	12,939
161,112	*	F5 Networks, Inc	19,130
35,016		Flir Systems, Inc	1,097
7,426		Harris Corp	493
593,400		Hewlett-Packard Co	21,048
11,749	e	IPG Photonics Corp	808
352,498		Juniper Networks, Inc	7,808
17,733		Motorola, Inc	1,122
35,136		National Instruments Corp	1,087
4,875	*	NCR Corp	163
667,706		NetApp, Inc	28,685
18,383	*	Palo Alto Networks, Inc	1,803
1,432,013		Qualcomm, Inc	107,072
56,699	*	Riverbed Technology, Inc	1,052
310,293		SanDisk Corp	30,393
371,700		Seagate Technology, Inc	21,287
146,595	*,e	Stratasys Ltd	17,706
92,160	*	Trimble Navigation Ltd	2,811
444,100		Western Digital Corp	43,220
17,828	*	Zebra Technologies Corp (Class A)	1,265
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,484,056

TELECOMMUNICATION SERVICES - 1.3%
12,809		CenturyTel, Inc	524
879,603	*	Level 3 Communications, Inc	40,224
44,811	*	SBA Communications Corp (Class A)	4,969
927,400		Softbank Corp	64,778
48,710	*	tw telecom inc (Class A)	2,027
2,835,086		Verizon Communications, Inc	141,726
199,103	e	Windstream Holdings, Inc	2,146
		TOTAL TELECOMMUNICATION SERVICES	256,394

TRANSPORTATION - 3.7%
816,970		Alaska Air Group, Inc	35,571
33,472		Amerco, Inc	8,766
250,670		American Airlines Group, Inc	8,894
347,498	*	Avis Budget Group, Inc	19,074
265,164		Canadian Pacific Railway Ltd	55,014
233,403		CH Robinson Worldwide, Inc	15,479
9,231		Copa Holdings S.A. (Class A)	990
1,557,984		Delta Air Lines, Inc	56,321
263,927		Expeditors International of Washington, Inc	10,710
294,437		FedEx Corp	47,537
59,065	*	Genesee & Wyoming, Inc (Class A)	5,629
1,955,697	*	Hertz Global Holdings, Inc	49,655
32,490		J.B. Hunt Transport Services, Inc	2,406
315,601		Kansas City Southern Industries, Inc	38,251
114,079	*	Kirby Corp	13,444
14,880		Landstar System, Inc	1,074
968,475	e	Latam Airlines Group S.A. (ADR)	11,012
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
137,372		Norfolk Southern Corp	$15,331
21,143	*	Old Dominion Freight Line	1,494
1,068,269		Royal Mail plc	6,768
21,951		Ryanair Holdings plc (ADR)	1,239
97,746		Ryder System, Inc	8,794
2,005,128		Southwest Airlines Co	67,713
174,396	*	Spirit Airlines, Inc	12,058
450,012	*	UAL Corp	21,056
1,899,715		Union Pacific Corp	205,967
343,560		United Parcel Service, Inc (Class B)	33,768
		TOTAL TRANSPORTATION	754,015

UTILITIES - 0.1%
446,150	*	Calpine Corp	9,682
68,491		Dominion Resources, Inc	4,732
52,523		ITC Holdings Corp	1,871
		TOTAL UTILITIES	16,285
		TOTAL COMMON STOCKS	20,099,008
		(Cost $15,874,168)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 2.5%
GOVERNMENT AGENCY DEBT - 0.1%
$11,600,000	d	Federal Home Loan Bank (FHLB)	0.065%	10/03/14	11,600
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.067	11/10/14	1,000
10,400,000	d	Federal National Mortgage Association (FNMA)	0.050	12/15/14	10,399
		TOTAL GOVERNMENT AGENCY DEBT			22,999

TREASURY DEBT - 0.6%
5,400,000	d	United States Treasury Bill	0.046	11/20/14	5,400
1,300,000	d	United States Treasury Bill	0.080	03/05/15	1,300
70,000,000	d	United States Treasury Bill	0.030	03/26/15	69,991
4,500,000	d	United States Treasury Bill	0.090	04/02/15	4,499
11,000,000	d	United States Treasury Bill	0.096-0.103	08/20/15	10,992
30,000,000	d	United States Treasury Bill	0.092	09/17/15	29,971
		TOTAL TREASURY DEBT			122,153

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
371,452,588	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	371,453
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	371,453

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	371,453
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

		VALUE
SHARES	COMPANY	(000)
	TOTAL SHORT-TERM INVESTMENTS	$516,605
	(Cost $516,602)
	TOTAL INVESTMENTS - 101.8%	20,615,613
	(Cost $16,390,770)
	OTHER ASSETS & LIABILITIES, NET - (1.8)%	(372,222)
	NET ASSETS - 100.0%	$20,243,391

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $357,277,000.

Cost amounts are in thousands.
247

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.0%
51,119	*	American Axle & Manufacturing Holdings, Inc	$857
173,046		BorgWarner, Inc	9,104
49,248		Cooper Tire & Rubber Co	1,413
10,380	*	Cooper-Standard Holding, Inc	648
116,351		Dana Holding Corp	2,230
20,588	e	Dorman Products, Inc	825
16,941		Drew Industries, Inc	715
14,344	*	Federal Mogul Corp (Class A)	213
2,920,801		Ford Motor Co	43,199
8,733	*	Fox Factory Holding Corp	135
11,841	*	Fuel Systems Solutions, Inc	106
1,199,137		General Motors Co	38,300
109,188		Gentex Corp	2,923
27,497	*	Gentherm, Inc	1,161
186,602		Goodyear Tire & Rubber Co	4,214
165,462		Harley-Davidson, Inc	9,630
500,294		Johnson Controls, Inc	22,013
61,452		Lear Corp	5,310
36,302	*	Modine Manufacturing Co	431
11,490	*	Motorcar Parts of America, Inc	313
11,007		Remy International, Inc	226
4,154		Shiloh Industries, Inc	71
30,024		Spartan Motors, Inc	140
15,087		Standard Motor Products, Inc	519
20,247	*	Stoneridge, Inc	228
2,693		Strattec Security Corp	219
17,815		Superior Industries International, Inc	312
46,120	*	Tenneco, Inc	2,413
71,570	*,e	Tesla Motors, Inc	17,369
33,978		Thor Industries, Inc	1,750
15,398	*	Tower International, Inc	388
82,566	*	TRW Automotive Holdings Corp	8,360
36,663	*	Visteon Corp	3,566
21,322	*	Winnebago Industries, Inc	464
		TOTAL AUTOMOBILES & COMPONENTS	179,765

BANKS - 6.0%
11,459		1st Source Corp	326
22,198		1st United Bancorp, Inc	189
5,882		American National Bankshares, Inc	134
18,171		Ameris Bancorp	399
7,069	e	Ames National Corp	158
24,400		Apollo Residential Mortgage	376
7,345	e	Arrow Financial Corp	184
248

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
127,805		Associated Banc-Corp	$2,226
66,701		Astoria Financial Corp	826
22,313	e	Banc of California, Inc	259
5,016		Bancfirst Corp	314
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	659
73,283		Bancorpsouth, Inc	1,476
41,404		Bank Mutual Corp	265
7,910,377		Bank of America Corp	134,872
32,426		Bank of Hawaii Corp	1,842
4,416		Bank of Kentucky Financial Corp	204
3,864		Bank of Marin Bancorp	177
60,507		Bank of the Ozarks, Inc	1,907
17,629		BankFinancial Corp	183
70,225		BankUnited	2,141
12,411		Banner Corp	477
531,229		BB&T Corp	19,767
59,137		BBCN Bancorp, Inc	863
5,242	*	BBX Capital Corp	91
23,421	*	Beneficial Mutual Bancorp, Inc	299
17,538		Berkshire Hills Bancorp, Inc	412
8,326	*	Blue Hills Bancorp, Inc	109
13,481		BNC Bancorp	211
10,804	*,e	BofI Holding, Inc	786
20,505		BOK Financial Corp	1,363
59,217		Boston Private Financial Holdings, Inc	734
8,872		Bridge Bancorp, Inc	210
7,190	*	Bridge Capital Holdings	163
54,590		Brookline Bancorp, Inc	467
10,466		Bryn Mawr Bank Corp	296
5,527		Camden National Corp	193
16,948	*	Capital Bank Financial Corp	405
9,158		Capital City Bank Group, Inc	124
111,251		Capitol Federal Financial	1,315
22,480		Cardinal Financial Corp	384
21,201	*	Cascade Bancorp	107
60,166		Cathay General Bancorp	1,494
23,433		Centerstate Banks of Florida, Inc	243
11,733		Central Pacific Financial Corp	210
2,883		Century Bancorp, Inc	100
17,428		Charter Financial Corp	186
21,008		Chemical Financial Corp	565
145,799		CIT Group, Inc	6,701
2,288,887		Citigroup, Inc	118,610
9,568		Citizens & Northern Corp	182
10,721	e	City Holding Co	452
35,413		City National Corp	2,680
19,650		Clifton Bancorp, Inc	247
9,772		CNB Financial Corp	153
26,184		CoBiz, Inc	293
38,948		Columbia Banking System, Inc	966
137,759		Comerica, Inc	6,869
59,691		Commerce Bancshares, Inc	2,665
249

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,481		Community Bank System, Inc	$1,091
12,718		Community Trust Bancorp, Inc	428
7,261	*	CommunityOne Bancorp	64
18,360		ConnectOne Bancorp, Inc	350
5,720	*	CU Bancorp	108
39,527		Cullen/Frost Bankers, Inc	3,024
19,196	*	Customers Bancorp, Inc	345
80,226		CVB Financial Corp	1,151
23,810		Dime Community Bancshares	343
16,666	*	Eagle Bancorp, Inc	530
107,886		East West Bancorp, Inc	3,668
4,559		Enterprise Bancorp, Inc	86
14,785		Enterprise Financial Services Corp	247
10,062		ESB Financial Corp	118
31,561	*	Essent Group Ltd	676
63,330		EverBank Financial Corp	1,118
6,300	*	FCB Financial Holdings, Inc	143
7,387		Federal Agricultural Mortgage Corp (Class C)	237
12,551		Fidelity Southern Corp	172
644,558		Fifth Third Bancorp	12,904
10,211		Financial Institutions, Inc	230
15,337		First Bancorp (NC)	246
77,562	*	First Bancorp (Puerto Rico)	368
6,485		First Bancorp, Inc	108
58,052		First Busey Corp	323
3,088	e	First Business Financial Services, Inc	136
5,634		First Citizens Bancshares, Inc (Class A)	1,220
73,506		First Commonwealth Financial Corp	617
12,139		First Community Bancshares, Inc	173
13,926		First Connecticut Bancorp	202
7,726		First Defiance Financial Corp	209
44,691		First Financial Bancorp	707
48,150	e	First Financial Bankshares, Inc	1,338
8,954		First Financial Corp	277
12,796		First Financial Northwest, Inc	131
191,562		First Horizon National Corp	2,352
13,482		First Interstate Bancsystem, Inc	358
26,538		First Merchants Corp	536
57,533		First Midwest Bancorp, Inc	926
11,498	*	First NBC Bank Holding Co	377
263,698		First Niagara Financial Group, Inc	2,197
5,749		First of Long Island Corp	198
100,941		First Republic Bank	4,984
125,914		FirstMerit Corp	2,216
15,789	*	Flagstar Bancorp, Inc	266
23,200		Flushing Financial Corp	424
126,368		FNB Corp	1,515
11,394		Fox Chase Bancorp, Inc	186
10,443		Franklin Financial Corp	194
147,923		Fulton Financial Corp	1,639
8,476		German American Bancorp, Inc	219
56,600		Glacier Bancorp, Inc	1,464
250

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,809		Great Southern Bancorp, Inc	$237
11,166		Guaranty Bancorp	151
63,724		Hancock Holding Co	2,042
23,963		Hanmi Financial Corp	483
10,342		Heartland Financial USA, Inc	247
15,254		Heritage Commerce Corp	125
22,833		Heritage Financial Corp	362
14,409		Heritage Oaks Bancorp	101
40,940		Home Bancshares, Inc	1,204
54,100	e	Home Loan Servicing Solutions Ltd	1,146
11,314		HomeStreet, Inc	193
16,046	*	HomeTrust Bancshares, Inc	234
6,700		Horizon Bancorp	154
404,335		Hudson City Bancorp, Inc	3,930
11,015		Hudson Valley Holding Corp	200
627,640		Huntington Bancshares, Inc	6,107
23,816		IBERIABANK Corp	1,489
17,904	e	Independent Bank Corp (MA)	640
17,558		Independent Bank Corp (MI)	209
6,960		Independent Bank Group, Inc	330
40,567		International Bancshares Corp	1,001
270,415		Investors Bancorp, Inc	2,739
2,846,657		JPMorgan Chase & Co	171,482
14,732	*	Kearny Financial Corp	196
668,896		Keycorp	8,916
11,600	*	Ladder Capital Corp	219
28,418		Lakeland Bancorp, Inc	277
12,420		Lakeland Financial Corp	466
98,740	e	M&T Bank Corp	12,174
18,100		Macatawa Bank Corp	87
15,363		MainSource Financial Group, Inc	265
49,622		MB Financial, Inc	1,374
12,428		Mercantile Bank Corp	237
3,784		Merchants Bancshares, Inc	107
17,750	*	Meridian Bancorp, Inc	187
4,004		Meta Financial Group, Inc	141
256,905	*,e	MGIC Investment Corp	2,006
6,667		Midsouth Bancorp, Inc	125
5,257		MidWestOne Financial Group, Inc	121
31,114		National Bank Holdings Corp	595
5,351	e	National Bankshares, Inc	149
89,553		National Penn Bancshares, Inc	870
17,284	*,e	Nationstar Mortgage Holdings, Inc	592
30,007		NBT Bancorp, Inc	676
331,783	e	New York Community Bancorp, Inc	5,265
19,480	*	NewBridge Bancorp	148
38,864	*,e	NMI Holdings, Inc	336
36,323		Northfield Bancorp, Inc	495
4,751		Northrim BanCorp, Inc	126
76,438		Northwest Bancshares, Inc	925
10,808		OceanFirst Financial Corp	172
80,446	*	Ocwen Financial Corp	2,106
251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
33,903		OFG Bancorp	$508
5,881	e	Old Line Bancshares, Inc	91
79,754		Old National Bancorp	1,034
5,164		OmniAmerican Bancorp, Inc	134
3,990	*	Opus Bank	122
37,788		Oritani Financial Corp	532
14,467		Pacific Continental Corp	186
12,060	*	Pacific Premier Bancorp, Inc	169
77,286		PacWest Bancorp	3,186
2,932		Palmetto Bancshares, Inc	41
9,233	e	Park National Corp	696
33,018		Park Sterling Bank	219
8,389		Peapack Gladstone Financial Corp	147
2,964		Penns Woods Bancorp, Inc	125
10,509	*	Pennsylvania Commerce Bancorp, Inc	255
9,540	*	PennyMac Financial Services, Inc	140
6,808		Peoples Bancorp, Inc	162
5,712	e	Peoples Financial Services Corp	263
229,288	e	People’s United Financial, Inc	3,318
26,946		Pinnacle Financial Partners, Inc	973
402,602		PNC Financial Services Group, Inc	34,455
77,233	*	Popular, Inc	2,273
8,859	*	Preferred Bank	200
54,280		PrivateBancorp, Inc	1,624
52,920		Prosperity Bancshares, Inc	3,025
45,191		Provident Financial Services, Inc	740
144,848	e	Radian Group, Inc	2,066
1,037,893		Regions Financial Corp	10,420
23,438		Renasant Corp	634
6,104		Republic Bancorp, Inc (Class A)	145
24,950	*,e	Republic First Bancorp, Inc	97
20,998		S&T Bancorp, Inc	493
18,232		Sandy Spring Bancorp, Inc	417
11,148	*	Seacoast Banking Corp of Florida	122
8,919		Sierra Bancorp	149
35,982	*	Signature Bank	4,032
13,207		Simmons First National Corp (Class A)	509
18,506		South State Corp	1,035
13,434	e	Southside Bancshares, Inc	447
14,769		Southwest Bancorp, Inc	242
4,158	*	Square Financial, Inc	80
24,453		State Bank & Trust Co	397
67,412		Sterling Bancorp/DE	862
10,870		Stock Yards Bancorp, Inc	327
7,609	e	Stonegate Bank	196
10,313	*,e	Stonegate Mortgage Corp	134
7,140		Suffolk Bancorp	139
5,838	*	Sun Bancorp, Inc	106
403,565		SunTrust Banks, Inc	15,348
141,602		Susquehanna Bancshares, Inc	1,416
38,583	*	SVB Financial Group	4,325
101,149		Synovus Financial Corp	2,391
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
13,285		Talmer Bancorp Inc	$184
125,733		TCF Financial Corp	1,953
9,400		Territorial Bancorp, Inc	191
32,020	*	Texas Capital Bancshares, Inc	1,847
57,429		TFS Financial Corp	822
26,827	*	The Bancorp, Inc	230
11,138		Tompkins Trustco, Inc	491
22,376	e	TowneBank	304
4,100		Tree.com, Inc	147
12,050	e	Trico Bancshares	273
16,178	*	Tristate Capital Holdings, Inc	147
57,396		Trustco Bank Corp NY	370
49,168		Trustmark Corp	1,133
28,301		UMB Financial Corp	1,544
128,255		Umpqua Holdings Corp	2,112
35,077		Union Bankshares Corp	810
52,160	e	United Bankshares, Inc	1,613
38,132		United Community Banks, Inc	628
30,361		United Community Financial Corp	142
43,727		United Financial Bancorp, Inc (New)	555
12,704		Univest Corp of Pennsylvania	238
1,294,258		US Bancorp	54,139
153,040	e	Valley National Bancorp	1,483
29,696		ViewPoint Financial Group	711
11,958	*	Walker & Dunlop, Inc	159
79,809		Washington Federal, Inc	1,625
10,818		Washington Trust Bancorp, Inc	357
25,864		Waterstone Financial, Inc	299
68,818		Webster Financial Corp	2,005
3,593,824		Wells Fargo & Co	186,412
19,012		WesBanco, Inc	582
11,970		West Bancorporation, Inc	169
17,801	e	Westamerica Bancorporation	828
56,653	*	Western Alliance Bancorp	1,354
52,747		Wilshire Bancorp, Inc	487
35,315		Wintrust Financial Corp	1,578
6,851		WSFS Financial Corp	491
13,848	*	Yadkin Financial Corp	251
139,772		Zions Bancorporation	4,062
		TOTAL BANKS	981,680

CAPITAL GOODS - 7.8%
492,116		3M Co	69,723
57,151		A.O. Smith Corp	2,702
29,877		Aaon, Inc	508
29,552		AAR Corp	714
41,768	*	Accuride Corp	158
20,426		Aceto Corp	395
53,734		Actuant Corp (Class A)	1,640
32,751		Acuity Brands, Inc	3,855
11,669	*	Advanced Drainage Systems, Inc	244
74,966	*,e	Aecom Technology Corp	2,530
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
28,439	*	Aegion Corp	$633
14,335	*	Aerovironment, Inc	431
71,235		AGCO Corp	3,238
77,121		Air Lease Corp	2,506
48,819		Aircastle Ltd	799
5,366		Alamo Group, Inc	220
23,047		Albany International Corp (Class A)	784
76,324		Allegion plc	3,636
24,178		Alliant Techsystems, Inc	3,086
100,674		Allison Transmission Holdings, Inc	2,868
20,492		Altra Holdings, Inc	598
13,776	*	Ameresco, Inc	94
7,032	e	American Railcar Industries, Inc	520
7,536		American Science & Engineering, Inc	417
8,518	*	American Woodmark Corp	314
184,417		Ametek, Inc	9,260
25,458		Apogee Enterprises, Inc	1,013
32,556		Applied Industrial Technologies, Inc	1,486
9,512		Argan, Inc	317
25,162	*	Armstrong World Industries, Inc	1,409
73,992	*	ArvinMeritor, Inc	803
15,638		Astec Industries, Inc	570
11,879	*	Astronics Corp	566
19,364		AZZ, Inc	809
83,695		Babcock & Wilcox Co	2,317
39,660		Barnes Group, Inc	1,204
77,158	*	BE Aerospace, Inc	6,477
37,178	*	Beacon Roofing Supply, Inc	947
35,059	*	Blount International, Inc	530
548,469		Boeing Co	69,864
36,516		Briggs & Stratton Corp	658
33,815	*	Builders FirstSource, Inc	184
13,167	*	CAI International, Inc	255
274,193	*,e	Capstone Turbine Corp	293
48,667		Carlisle Cos, Inc	3,912
470,215		Caterpillar, Inc	46,565
23,360	*,e	Chart Industries, Inc	1,428
74,655		Chicago Bridge & Iron Co NV	4,319
12,832		CIRCOR International, Inc	864
37,827		Clarcor, Inc	2,386
72,189	*	Colfax Corp	4,113
14,727		Columbus McKinnon Corp	324
33,040		Comfort Systems USA, Inc	448
18,507	*	Commercial Vehicle Group, Inc	114
9,174	*	Continental Building Products Inc	134
36,855		Crane Co	2,330
15,215		Cubic Corp	712
138,516		Cummins, Inc	18,281
35,284		Curtiss-Wright Corp	2,326
454,918		Danaher Corp	34,565
273,291	e	Deere & Co	22,407
57,673	*	DigitalGlobe, Inc	1,644
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
108,503		Donaldson Co, Inc	$4,408
21,128		Douglas Dynamics, Inc	412
126,145		Dover Corp	10,133
8,048	*	Ducommun, Inc	221
9,738	*	DXP Enterprises, Inc	717
25,816	*	Dycom Industries, Inc	793
11,541		Dynamic Materials Corp	220
358,540		Eaton Corp	22,721
50,074		EMCOR Group, Inc	2,001
528,613		Emerson Electric Co	33,081
15,305		Encore Wire Corp	568
34,170	*,e	Energy Recovery, Inc	121
35,662		EnerSys	2,091
12,394	*	Engility Holdings, Inc	386
11,300	*,e	Enphase Energy, Inc	169
17,204	*	EnPro Industries, Inc	1,041
2,980	*,e	Erickson Air-Crane, Inc	39
20,938		ESCO Technologies, Inc	728
23,350	*	Esterline Technologies Corp	2,598
141,494		Exelis, Inc	2,340
223,532	e	Fastenal Co	10,037
50,117		Federal Signal Corp	664
104,117		Flowserve Corp	7,342
120,516		Fluor Corp	8,049
126,637		Fortune Brands Home & Security, Inc	5,206
63,566		Foster Wheeler AG.	2,010
36,490		Franklin Electric Co, Inc	1,268
10,761		Freightcar America, Inc	358
169,616	*,e	FuelCell Energy, Inc	354
25,764	*	Furmanite Corp	174
34,938		GATX Corp	2,039
46,010	*,e	GenCorp, Inc	735
52,047	e	Generac Holdings, Inc	2,110
37,226		General Cable Corp	561
227,609		General Dynamics Corp	28,927
7,542,402		General Electric Co	193,236
8,759	*,e	General Finance Corp	78
22,869	*	Gibraltar Industries, Inc	313
16,574		Global Brass & Copper Holdings, Inc	243
12,250		Global Power Equipment Group, Inc	182
16,191		Gorman-Rupp Co	486
45,964		Graco, Inc	3,354
93,933	*,e	GrafTech International Ltd	430
9,470		Graham Corp	272
29,395		Granite Construction, Inc	935
44,924		Great Lakes Dredge & Dock Corp	278
21,031	e	Greenbrier Cos, Inc	1,543
34,315		Griffon Corp	391
23,777		H&E Equipment Services, Inc	958
61,544		Harsco Corp	1,318
80,442	*	HD Supply Holdings, Inc	2,193
49,798		Heico Corp	2,326
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
74,087	*	Hexcel Corp	$2,941
41,775		Hillenbrand, Inc	1,290
588,872		Honeywell International, Inc	54,836
12,024		Houston Wire & Cable Co	144
44,493		Hubbell, Inc (Class B)	5,363
37,178		Huntington Ingalls	3,874
4,796		Hurco Cos, Inc	181
7,224		Hyster-Yale Materials Handling, Inc	517
60,981		IDEX Corp	4,413
39,772	*	II-VI, Inc	468
257,264		Illinois Tool Works, Inc	21,718
204,877		Ingersoll-Rand plc	11,547
13,472		Insteel Industries, Inc	277
68,395		ITT Corp	3,074
98,921	*	Jacobs Engineering Group, Inc	4,829
21,706		John Bean Technologies Corp	611
75,852	e	Joy Global, Inc	4,137
9,545		Kadant, Inc	373
21,747		Kaman Corp	855
112,424		KBR, Inc	2,117
59,735		Kennametal, Inc	2,468
24,548	*,e	KEYW Holding Corp	272
40,842	*	Kratos Defense & Security Solutions, Inc	268
65,265		L-3 Communications Holdings, Inc	7,761
13,874	*,e	Layne Christensen Co	135
7,262		LB Foster Co (Class A)	334
37,233		Lennox International, Inc	2,862
61,015		Lincoln Electric Holdings, Inc	4,218
10,010	e	Lindsay Manufacturing Co	748
6,398	*,e	LMI Aerospace, Inc	82
200,742		Lockheed Martin Corp	36,692
12,960		LSI Industries, Inc	79
12,907	*	Lydall, Inc	349
8,938	*	Manitex International, Inc	101
100,071		Manitowoc Co, Inc	2,347
272,388		Masco Corp	6,515
22,281	*,e	Masonite International Corp	1,234
48,078	*,e	Mastec, Inc	1,472
42,810	*	Middleby Corp	3,773
7,280		Miller Industries, Inc	123
34,691	*	Moog, Inc (Class A)	2,373
65,659	*	MRC Global, Inc	1,531
36,007		MSC Industrial Direct Co (Class A)	3,077
42,636		Mueller Industries, Inc	1,217
118,277		Mueller Water Products, Inc (Class A)	979
14,064	*	MYR Group, Inc	339
3,938	e	National Presto Industries, Inc	239
41,173	*,e	Navistar International Corp	1,355
19,754	*	NCI Building Systems, Inc	383
12,459		NN, Inc	333
5,698	*	Norcraft Cos, Inc	91
48,825		Nordson Corp	3,714
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
6,979	*	Nortek, Inc	$520
161,303		Northrop Grumman Corp	21,253
8,845	*	Northwest Pipe Co	302
81,084	*,e	NOW, Inc	2,466
44,747	*	Orbital Sciences Corp	1,244
19,593	*	Orion Marine Group, Inc	196
64,452		Oshkosh Truck Corp	2,846
89,090		Owens Corning, Inc	2,829
266,790		Paccar, Inc	15,174
83,217		Pall Corp	6,965
112,712		Parker Hannifin Corp	12,866
6,248	*	Patrick Industries, Inc	265
146,597		Pentair plc	9,601
28,503	*	Perini Corp	752
36,380	*	Pgt, Inc	339
16,392		Pike Electric Corp	195
125,956	*,e	Plug Power, Inc	578
12,258	*,e	Ply Gem Holdings, Inc	133
33,167	*,e	Polypore International, Inc	1,290
7,077		Powell Industries, Inc	289
3,314	*,e	Power Solutions International, Inc	229
14,420	*,e	PowerSecure International, Inc	138
109,046		Precision Castparts Corp	25,831
1,801		Preformed Line Products Co	95
28,783		Primoris Services Corp	773
17,206	*,e	Proto Labs, Inc	1,187
28,579		Quanex Building Products Corp	517
159,563	*	Quanta Services, Inc	5,791
27,582		Raven Industries, Inc	673
235,668		Raytheon Co	23,949
18,319		RBC Bearings, Inc	1,039
34,163		Regal-Beloit Corp	2,195
54,254	*,e	Revolution Lighting Technologies, Inc	91
56,742	*	Rexnord Corp	1,614
104,806		Rockwell Automation, Inc	11,516
102,927		Rockwell Collins, Inc	8,080
74,876		Roper Industries, Inc	10,954
26,334	*	Rush Enterprises, Inc (Class A)	881
1,869		SIFCO Industries, Inc	56
31,268		Simpson Manufacturing Co, Inc	911
43,514		Snap-On, Inc	5,269
32,188	*,e	SolarCity Corp	1,918
7,959	*	Sparton Corp	196
90,789	*	Spirit Aerosystems Holdings, Inc (Class A)	3,455
33,223		SPX Corp	3,121
9,752		Standex International Corp	723
118,173		Stanley Works	10,493
12,518	*	Sterling Construction Co, Inc	96
10,746	*	Stock Building Supply Holdings, Inc	169
16,194		Sun Hydraulics Corp	609
26,344	e	TAL International Group, Inc	1,087
38,585	*,e	Taser International, Inc	596
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
28,168	*	Teledyne Technologies, Inc	$2,648
13,262		Tennant Co	890
84,391		Terex Corp	2,681
15,040	e	Textainer Group Holdings Ltd	468
211,415		Textron, Inc	7,609
7,401	*,e	The ExOne Company	155
24,419	*	Thermon Group Holdings	596
61,779		Timken Co	2,619
33,155	e	Titan International, Inc	392
11,613	*,e	Titan Machinery, Inc	151
42,710		Toro Co	2,530
39,994		TransDigm Group, Inc	7,372
26,406	*	Trex Co, Inc	913
34,233	*	Trimas Corp	833
117,311		Trinity Industries, Inc	5,481
39,203		Triumph Group, Inc	2,550
6,504		Twin Disc, Inc	175
72,971	*	United Rentals, Inc	8,107
689,511		United Technologies Corp	72,812
14,766		Universal Forest Products, Inc	631
52,253		URS Corp	3,010
61,524	*	USG Corp	1,691
20,359	e	Valmont Industries, Inc	2,747
7,861	*	Vectrus, Inc	153
6,270	*	Veritiv Corp	314
12,845	*	Vicor Corp	121
43,769		W.W. Grainger, Inc	11,014
52,045	*	Wabash National Corp	693
42,633	*	WABCO Holdings, Inc	3,877
19,517		Watsco, Inc	1,682
21,144		Watts Water Technologies, Inc (Class A)	1,232
33,347	*,e	WESCO International, Inc	2,610
73,575		Westinghouse Air Brake Technologies Corp	5,962
50,082		Woodward Governor Co	2,385
8,335	*	Xerium Technologies, Inc	122
139,358		Xylem, Inc	4,946
		TOTAL CAPITAL GOODS	1,289,161

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
41,289		ABM Industries, Inc	1,061
37,820	e	Acacia Research (Acacia Technologies)	585
87,875	*	ACCO Brands Corp	606
16,355		Administaff, Inc	447
132,139	e	ADT Corp	4,686
27,004	*	Advisory Board Co	1,258
16,280		American Ecology Corp	761
26,021	*	ARC Document Solutions, Inc	211
6,166		Barrett Business Services, Inc	244
35,197		Brady Corp (Class A)	790
35,828		Brink’s Co	861
29,675	*	Casella Waste Systems, Inc (Class A)	114
35,493	*	CBIZ, Inc	279
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
10,344		CDI Corp	$150
16,272	e	Ceco Environmental Corp	218
38,005	*,e	Cenveo, Inc	94
75,805		Cintas Corp	5,351
71,226		Civeo Corp	827
46,034	*	Clean Harbors, Inc	2,482
84,979	*	Copart, Inc	2,661
25,057		Corporate Executive Board Co	1,505
87,736		Corrections Corp of America	3,015
80,750		Covanta Holding Corp	1,714
8,400	*	CRA International, Inc	214
37,676		Deluxe Corp	2,078
28,017		Dun & Bradstreet Corp	3,291
20,052		Ennis, Inc	264
92,429		Equifax, Inc	6,908
9,836		Exponent, Inc	697
9,375	*	Franklin Covey Co	184
32,036	*	FTI Consulting, Inc	1,120
15,088		G & K Services, Inc (Class A)	836
12,104	*	GP Strategies Corp	348
51,852		Healthcare Services Group	1,483
14,300		Heidrick & Struggles International, Inc	294
5,613	*	Heritage-Crystal Clean, Inc	83
43,782		Herman Miller, Inc	1,307
18,011	*	Hill International, Inc	72
33,809		HNI Corp	1,217
17,734	*	Huron Consulting Group, Inc	1,081
14,961	*	ICF International, Inc	461
114,792	*	ICO Global Communications Holdings Ltd	154
51,546	*	IHS, Inc (Class A)	6,453
33,730	*	Innerworkings, Inc	273
50,709		Interface, Inc	818
129,308		Iron Mountain, Inc	4,222
105,770		KAR Auction Services, Inc	3,028
20,372		Kelly Services, Inc (Class A)	319
21,985		Kforce, Inc	430
25,171		Kimball International, Inc (Class B)	379
35,963		Knoll, Inc	623
38,704	*	Korn/Ferry International	964
60,223		Manpower, Inc	4,222
19,108		McGrath RentCorp	654
13,300	*	Mistras Group, Inc	271
35,372		Mobile Mini, Inc	1,237
21,996		MSA Safety, Inc	1,087
8,734		Multi-Color Corp	397
40,393	*	Navigant Consulting, Inc	562
213,027		Nielsen Holdings NV	9,443
4,943		NL Industries, Inc	36
41,074	*	On Assignment, Inc	1,103
6,193	*,e	Paylocity Holding Corp	122
22,392	*	Performant Financial Corp	181
152,067		Pitney Bowes, Inc	3,800
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,286		Quad	$371
8,621	*,e	Quest Resource Holding Corp	15
146,914		R.R. Donnelley & Sons Co	2,418
198,459		Republic Services, Inc	7,744
32,857		Resources Connection, Inc	458
103,581		Robert Half International, Inc	5,075
48,594		Rollins, Inc	1,423
39,749	*	RPX Corp	546
12,140	*	SP Plus Corp	230
64,080		Steelcase, Inc (Class A)	1,037
63,252	*	Stericycle, Inc	7,373
15,368	*	Team, Inc	583
47,935		Tetra Tech, Inc	1,197
49,471		Towers Watson & Co	4,922
11,837	*	TriNet Group, Inc	305
30,958	*	TrueBlue, Inc	782
346,938		Tyco International Ltd	15,463
11,158		Unifirst Corp	1,078
31,063		United Stationers, Inc	1,167
126,116	*	Verisk Analytics, Inc	7,679
15,178		Viad Corp	313
2,793		VSE Corp	137
26,743	*	WageWorks, Inc	1,218
93,921		Waste Connections, Inc	4,557
348,412		Waste Management, Inc	16,560
29,070		West Corp	856
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	176,143

CONSUMER DURABLES & APPAREL - 1.5%
9,523		Arctic Cat, Inc	332
21,459	*,e	Beazer Homes USA, Inc	360
23,174	*,e	Black Diamond, Inc	175
68,196		Brunswick Corp	2,874
58,438		Callaway Golf Co	423
40,586		Carter’s, Inc	3,146
6,619	*	Cavco Industries, Inc	450
207,708		Coach, Inc	7,397
18,878	e	Columbia Sportswear Co	675
68,785	*	CROCS, Inc	865
5,480		CSS Industries, Inc	133
6,895		Culp, Inc	125
26,041	*	Deckers Outdoor Corp	2,531
11,720	*	Dixie Group, Inc	102
214,302		DR Horton, Inc	4,397
7,865		Escalade, Inc	95
18,783	e	Ethan Allen Interiors, Inc	428
3,461		Flexsteel Industries, Inc	117
35,123	*	Fossil Group, Inc	3,298
92,159	e	Garmin Ltd	4,791
13,268	*	G-III Apparel Group Ltd	1,099
15,629	*	GoPro, Inc	1,464
74,818		Hanesbrands, Inc	8,038
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
51,667		Harman International Industries, Inc	$5,065
87,267		Hasbro, Inc	4,799
21,693	*	Helen of Troy Ltd	1,139
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	342
34,721	*	Iconix Brand Group, Inc	1,283
6,890	*,e	Installed Building Products Inc	97
21,039	*,e	iRobot Corp	641
20,248	*,e	Jakks Pacific, Inc	144
96,831	*	Jarden Corp	5,821
3,583		Johnson Outdoors, Inc	93
97,088	*	Kate Spade & Co	2,547
63,287	e	KB Home	946
39,237		La-Z-Boy, Inc	777
52,779	*,e	Leapfrog Enterprises, Inc	316
105,108		Leggett & Platt, Inc	3,670
126,090		Lennar Corp (Class A)	4,896
10,716	*	LGI Homes, Inc	197
16,013	*	Libbey, Inc	421
7,210		Lifetime Brands, Inc	110
16,714	*	M/I Homes, Inc	331
9,100	*	Malibu Boats Inc	169
8,407		Marine Products Corp	66
256,797		Mattel, Inc	7,871
29,150	e	MDC Holdings, Inc	738
28,574	*	Meritage Homes Corp	1,014
153,320	*	Michael Kors Holdings Ltd	10,946
46,185	*	Mohawk Industries, Inc	6,227
12,667		Movado Group, Inc	419
4,424		Nacco Industries, Inc (Class A)	220
22,756	*	Nautilus, Inc	272
6,504	*	New Home Co Inc	88
209,560		Newell Rubbermaid, Inc	7,211
525,359		Nike, Inc (Class B)	46,862
3,356	*	NVR, Inc	3,792
10,973		Oxford Industries, Inc	669
8,860		Perry Ellis International, Inc	180
61,650		Phillips-Van Heusen Corp	7,469
49,324		Polaris Industries, Inc	7,388
34,091		Pool Corp	1,838
287,099		Pulte Homes, Inc	5,070
101,655	*,e	Quiksilver, Inc	175
44,148		Ralph Lauren Corp	7,273
35,106		Ryland Group, Inc	1,167
12,710	*,e	Sequential Brands Group, Inc	159
29,390	*	Skechers U.S.A., Inc (Class A)	1,567
12,508	*	Skullcandy, Inc	97
48,359	*,e	Smith & Wesson Holding Corp	457
112,658	*,e	Standard-Pacific Corp	844
45,166	*	Steven Madden Ltd	1,456
14,503	e	Sturm Ruger & Co, Inc	706
24,241	*	Taylor Morrison Home Corp	393
45,528	*	Tempur-Pedic International, Inc	2,557
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
129,618	*	Toll Brothers, Inc	$4,039
107,000	*	TRI Pointe Homes, Inc	1,385
36,378	*	Tumi Holdings, Inc	740
38,199		Tupperware Corp	2,637
5,056	*,e	Turtle Beach Corp	39
5,823	*	UCP, Inc (Class A)	70
127,428	*	Under Armour, Inc (Class A)	8,805
10,905	*	Unifi, Inc	282
11,370	*	Universal Electronics, Inc	561
16,444	*,e	Vera Bradley, Inc	340
259,479		VF Corp	17,133
9,200	*	Vince Holding Corp	278
8,501	*	WCI Communities, Inc	157
5,214		Weyco Group, Inc	131
58,908		Whirlpool Corp	8,580
13,294	*	William Lyon Homes, Inc	294
76,448		Wolverine World Wide, Inc	1,916
		TOTAL CONSUMER DURABLES & APPAREL	249,697

CONSUMER SERVICES - 2.1%
7,931	*,e	2U, Inc	124
13,862	*	American Public Education, Inc	374
74,107	*	Apollo Group, Inc (Class A)	1,864
25,000		ARAMARK Holdings Corp	658
11,587	*	Ascent Media Corp (Series A)	698
29,370	*	Bally Technologies, Inc	2,370
71,477	*	Belmond Ltd.	833
18,782	*	BJ’s Restaurants, Inc	676
58,200	*	Bloomin’ Brands, Inc	1,067
21,179	e	Bob Evans Farms, Inc	1,003
58,143	*,e	Boyd Gaming Corp	591
14,947	*	Bravo Brio Restaurant Group, Inc	194
13,548	*	Bridgepoint Education, Inc	151
23,382	*	Bright Horizons Family Solutions	983
50,290		Brinker International, Inc	2,554
14,166	*	Buffalo Wild Wings, Inc	1,902
76,511	e	Burger King Worldwide, Inc	2,269
27,726	*	Caesars Acquisition Co	263
38,423	*,e	Caesars Entertainment Corp	483
8,131		Capella Education Co	509
46,334	*	Career Education Corp	235
318,100		Carnival Corp	12,778
12,748		Carriage Services, Inc	221
27,792	*	Carrols Restaurant Group, Inc	198
14,608	e	CBRL Group, Inc	1,507
37,810		Cheesecake Factory	1,720
54,819	*,e	Chegg, Inc	342
23,368	*	Chipotle Mexican Grill, Inc (Class A)	15,577
26,423		Choice Hotels International, Inc	1,374
10,504		Churchill Downs, Inc	1,024
12,474	*	Chuy’s Holdings, Inc	392
15,700		ClubCorp Holdings, Inc	311
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
5,623		Collectors Universe	$124
100,344	e	Darden Restaurants, Inc	5,164
17,725	*	Del Frisco’s Restaurant Group, Inc	339
75,312	*	Denny’s Corp	529
48,007		DeVry, Inc	2,055
26,852	*	Diamond Resorts International, Inc	611
12,442		DineEquity, Inc	1,015
42,657		Domino’s Pizza, Inc	3,283
81,221		Dunkin Brands Group, Inc	3,640
21,777	*,e	Education Management Corp	24
8,157		Einstein Noah Restaurant Group, Inc	164
6,804	*	El Pollo Loco Holdings, Inc	244
11,217	*,e	Empire Resorts, Inc	75
3,282	*,e	Famous Dave’s of America, Inc	88
20,469	*	Fiesta Restaurant Group, Inc	1,017
3,249		Graham Holdings Co	2,273
34,464	*	Grand Canyon Education, Inc	1,405
208,641		H&R Block, Inc	6,470
102,800	*	Hilton Worldwide Holdings, Inc	2,532
82,847	*	Houghton Mifflin Harcourt Co	1,611
31,491	*	Hyatt Hotels Corp	1,906
4,863	*,e	Ignite Restaurant Group, Inc	29
186,370		International Game Technology	3,144
20,955		International Speedway Corp (Class A)	663
33,777		Interval Leisure Group, Inc	643
13,700	*	Intrawest Resorts Holdings Inc	133
15,534	*	Isle of Capri Casinos, Inc	117
30,287		Jack in the Box, Inc	2,065
12,737	*	Jamba, Inc	181
26,055	*,e	K12, Inc	416
51,222	*	Krispy Kreme Doughnuts, Inc	879
33,801	*	La Quinta Holdings, Inc	642
283,236		Las Vegas Sands Corp	17,620
3,365	*	Liberty Tax, Inc	109
30,327	*,e	Life Time Fitness, Inc	1,530
61,345	*,e	LifeLock, Inc	877
14,891		Marcus Corp	235
167,829		Marriott International, Inc (Class A)	11,731
21,460	*	Marriott Vacations Worldwide Corp	1,361
25,301		Matthews International Corp (Class A)	1,111
743,425		McDonald’s Corp	70,484
282,640	*	MGM Mirage	6,439
7,140	*	Monarch Casino & Resort, Inc	85
23,956	*	Morgans Hotel Group Co	193
22,035	*	Multimedia Games, Inc	794
2,018	*	Nathan’s Famous, Inc	137
8,091	*,e	Noodles & Co	155
44,600	*	Norwegian Cruise Line Holdings Ltd	1,607
18,433	*	Panera Bread Co (Class A)	2,999
24,166		Papa John’s International, Inc	966
60,160	*	Penn National Gaming, Inc	674
43,980	*	Pinnacle Entertainment, Inc	1,103
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
18,260	*	Popeyes Louisiana Kitchen, Inc	$740
11,582	*,e	Potbelly Corp	135
10,662	*	Red Robin Gourmet Burgers, Inc	607
37,371		Regis Corp	596
124,741		Royal Caribbean Cruises Ltd	8,394
46,223	*	Ruby Tuesday, Inc	272
26,831		Ruth’s Chris Steak House, Inc	296
32,512	*,e	Scientific Games Corp (Class A)	350
51,334		SeaWorld Entertainment, Inc	987
161,096		Service Corp International	3,406
31,340	*	ServiceMaster Global Holdings, Inc	758
50,232		Six Flags Entertainment Corp	1,728
40,899	*	Sonic Corp	915
46,276		Sotheby’s (Class A)	1,653
9,984		Speedway Motorsports, Inc	170
566,222		Starbucks Corp	42,727
144,779		Starwood Hotels & Resorts Worldwide, Inc	12,047
1,378	*	Steak N Shake Co	468
11,970	*	Steiner Leisure Ltd	450
7,659	*	Strayer Education, Inc	459
48,004		Texas Roadhouse, Inc (Class A)	1,336
15,190		Universal Technical Institute, Inc	142
27,599		Vail Resorts, Inc	2,395
20,024	e	Weight Watchers International, Inc	549
207,760		Wendy’s	1,716
96,319		Wyndham Worldwide Corp	7,827
60,950		Wynn Resorts Ltd	11,403
332,478		Yum! Brands, Inc	23,932
4,563	*,e	Zoe’s Kitchen, Inc	140
		TOTAL CONSUMER SERVICES	345,534

DIVERSIFIED FINANCIALS - 3.8%
32,107	*	Actua Corp	514
40,110	*	Affiliated Managers Group, Inc	8,036
204,666	*	Ally Financial, Inc	4,736
682,494		American Express Co	59,746
142,816		Ameriprise Financial, Inc	17,621
20,852		Artisan Partners Asset Management, Inc	1,085
859,019		Bank of New York Mellon Corp	33,270
131,560		BGC Partners, Inc (Class A)	977
96,185		BlackRock, Inc	31,579
16,951		Calamos Asset Management, Inc (Class A)	191
429,903		Capital One Financial Corp	35,089
22,738		Cash America International, Inc	996
66,839		CBOE Holdings, Inc	3,577
836,494		Charles Schwab Corp	24,585
240,161		CME Group, Inc	19,202
14,207	e	Cohen & Steers, Inc	546
10,988	*	Consumer Portfolio Services, Inc	70
23,678	e	CorEnergy Infrastructure Trust, Inc	177
75,792	*	Cowen Group, Inc	284
5,419	*,e	Credit Acceptance Corp	683
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
7,179	e	Deerfield Capital Corp	$65
1,990		Diamond Hill Investment Group, Inc	245
350,699		Discover Financial Services	22,581
216,676	*	E*Trade Financial Corp	4,895
91,544		Eaton Vance Corp	3,454
19,334	*,e	Encore Capital Group, Inc	857
24,923		Evercore Partners, Inc (Class A)	1,171
38,445	*	Ezcorp, Inc (Class A)	381
9,821	*	FBR & Co	270
69,691	e	Federated Investors, Inc (Class B)	2,046
39,058	e	Financial Engines, Inc	1,336
21,634	*	First Cash Financial Services, Inc	1,211
69,681	*	FNFV Group	959
298,418		Franklin Resources, Inc	16,297
14,257	e	Friedman Billings Ramsey Group, Inc (Class A)	362
33,940	e	FXCM, Inc	538
18,319		Gain Capital Holdings, Inc	117
6,584		GAMCO Investors, Inc (Class A)	466
54,396		GFI Group, Inc	294
336,335		Goldman Sachs Group, Inc	61,741
23,327	*	Green Dot Corp	493
22,433		Greenhill & Co, Inc	1,043
25,335		HFF, Inc (Class A)	733
40,633		Interactive Brokers Group, Inc (Class A)	1,014
86,996		IntercontinentalExchange Group, Inc	16,969
12,794	*	International Assets Holding Corp	222
327,740		Invesco Ltd	12,939
28,315	*	Investment Technology Group, Inc	446
124,420	e	Janus Capital Group, Inc	1,809
9,015	*	JG Wentworth Co	112
39,750	*	KCG Holdings, Inc	403
73,441	*,e	Ladenburg Thalmann Financial Services, Inc	311
92,967		Lazard Ltd (Class A)	4,713
78,240		Legg Mason, Inc	4,003
278,931		Leucadia National Corp	6,650
66,106		LPL Financial Holdings, Inc	3,044
10,552		Manning & Napier, Inc	177
6,167	*	Marcus & Millichap, Inc	187
27,836		MarketAxess Holdings, Inc	1,722
6,533		Marlin Business Services Corp	120
205,136		McGraw-Hill Financial, Inc	17,324
5,647	e	Moelis & Co	193
143,084		Moody’s Corp	13,521
1,153,606		Morgan Stanley	39,880
88,261	*	MSCI, Inc (Class A)	4,150
84,624		NASDAQ OMX Group, Inc	3,590
319,918		Navient Corp	5,666
17,569		Nelnet, Inc (Class A)	757
21,889	*	NewStar Financial, Inc	246
7,402		Nicholas Financial, Inc	86
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
178,680		Northern Trust Corp	$12,156
139,841	*	NorthStar Asset Management Group, Inc	2,576
7,363		Oppenheimer Holdings, Inc	149
41,814	*	PHH Corp	935
17,372	*	Pico Holdings, Inc	347
13,978	*	Piper Jaffray Cos	730
37,321	*	Portfolio Recovery Associates, Inc	1,949
9,591		Pzena Investment Management, Inc (Class A)	92
94,509		Raymond James Financial, Inc	5,064
3,237		RCS Capital Corp (Class A)	73
8,577	*	Regional Management Corp	154
9,098		Resource America, Inc (Class A)	85
19,711	*	Safeguard Scientifics, Inc	363
66,420		Santander Consumer USA Holdings, Inc	1,183
100,365		SEI Investments Co	3,629
3,845		Silvercrest Asset Management Group, Inc	52
320,682		SLM Corp	2,745
105,500		SPDR Trust Series 1	20,786
18,800	*,e	Springleaf Holdings, Inc	600
324,225		State Street Corp	23,866
49,761	*	Stifel Financial Corp	2,333
26,347	*,e	SWS Group, Inc	181
97,117	*	Synchrony Financial	2,384
197,360		T Rowe Price Group, Inc	15,473
185,673		TD Ameritrade Holding Corp	6,196
6,509	*,e	Tiptree Financial, Inc	54
5,194		Virtus Investment Partners, Inc	902
109,248		Voya Financial, Inc	4,272
65,189		Waddell & Reed Financial, Inc (Class A)	3,370
28,439	*,e	Walter Investment Management Corp	624
5,409		Westwood Holdings Group, Inc	307
80,939	*,e	WisdomTree Investments, Inc	921
6,547	*,e	World Acceptance Corp	442
		TOTAL DIVERSIFIED FINANCIALS	619,766

ENERGY - 8.9%
70,225	*	Abraxas Petroleum Corp	371
1,730		Adams Resources & Energy, Inc	77
17,965	e	Alon USA Energy, Inc	258
172,068	*,e	Alpha Natural Resources, Inc	427
22,029	*	American Eagle Energy Corp	90
13,406	*,e	Amyris Biotechnologies, Inc	51
379,861		Anadarko Petroleum Corp	38,533
40,296	*	Antero Resources Corp	2,212
290,535		Apache Corp	27,273
6,580	*,e	APCO Argentina, Inc	85
30,066	*,e	Approach Resources, Inc	436
170,075	e	Arch Coal, Inc	361
14,064	e	Ardmore Shipping Corp	153
38,925	*	Athlon Energy, Inc	2,267
42,045	*	Atwood Oceanics, Inc	1,837
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
330,260		Baker Hughes, Inc	$21,487
23,122	*	Basic Energy Services, Inc	501
36,863	*,e	Bill Barrett Corp	812
24,316	*	Bonanza Creek Energy, Inc	1,384
90,573	*,e	BPZ Energy, Inc	173
26,221		Bristow Group, Inc	1,762
34,352	*	C&J Energy Services, Inc	1,049
315,766		Cabot Oil & Gas Corp	10,322
30,407	*	Callon Petroleum Co	268
154,562	*	Cameron International Corp	10,260
15,028	e	CARBO Ceramics, Inc	890
34,645	*	Carrizo Oil & Gas, Inc	1,865
30,100	*,e	CHC Group Ltd	169
180,045	*	Cheniere Energy, Inc	14,409
399,678		Chesapeake Energy Corp	9,189
1,432,083		Chevron Corp	170,876
66,090		Cimarex Energy Co	8,362
4,602	*	Clayton Williams Energy, Inc	444
50,466	*,e	Clean Energy Fuels Corp	394
46,507	*	Cloud Peak Energy, Inc	587
265,537	*	Cobalt International Energy, Inc	3,611
36,545		Comstock Resources, Inc	680
84,892	*	Concho Resources, Inc	10,645
922,361		ConocoPhillips	70,579
173,265		Consol Energy, Inc	6,560
12,994		Contango Oil & Gas Co	432
64,816	*,e	Continental Resources, Inc	4,309
11,149	e	CVR Energy, Inc	499
6,271		Dawson Geophysical Co	114
37,115		Delek US Holdings, Inc	1,229
266,127		Denbury Resources, Inc	4,000
307,728		Devon Energy Corp	20,981
53,570	e	DHT Holdings, Inc	330
50,196	e	Diamond Offshore Drilling, Inc	1,720
28,919	*	Diamondback Energy, Inc	2,163
5,647	*	Dorian LPG Ltd	101
57,836	*	Dresser-Rand Group, Inc	4,758
30,642	*	Dril-Quip, Inc	2,739
23,439	*	Eclipse Resources Corp	390
43,233	*,e	Emerald Oil, Inc	266
55,035		Energen Corp	3,976
72,871	e	Energy XXI Bermuda Ltd	827
411,043		EOG Resources, Inc	40,701
25,000	*,e	EP Energy Corp	437
114,878		EQT Corp	10,516
12,643	*	Era Group, Inc	275
11,704		Evolution Petroleum Corp	107
130,558	e	EXCO Resources, Inc	436
43,775		Exterran Holdings, Inc	1,940
3,230,049		Exxon Mobil Corp	303,786
178,050	*	FMC Technologies, Inc	9,670
91,201	*,e	Forest Oil Corp	107
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
39,615	*	Forum Energy Technologies, Inc	$1,213
26,300	e	Frank’s International NV	492
39,564	*,e	Frontline Ltd	50
36,931	*,e	FX Energy, Inc	112
32,033		GasLog Ltd	705
46,154	*,e	Gastar Exploration, Inc	271
9,836	*	Geospace Technologies Corp	346
8,901	*,e	Glori Energy, Inc	70
33,053		Golar LNG Ltd	2,195
24,817	*,e	Goodrich Petroleum Corp	368
26,945		Green Plains Renewable Energy, Inc	1,007
11,124		Gulf Island Fabrication, Inc	191
20,444		Gulfmark Offshore, Inc	641
64,737	*	Gulfport Energy Corp	3,457
197,703	*,e	Halcon Resources Corp	783
3,710		Hallador Petroleum Co	44
637,125		Halliburton Co	41,101
33,334	*,e	Harvest Natural Resources, Inc	122
81,306	*	Helix Energy Solutions Group, Inc	1,794
71,374		Helmerich & Payne, Inc	6,985
121,560	*,e	Hercules Offshore, Inc	267
208,993		Hess Corp	19,712
150,647		Holly Corp	6,580
27,723	*	Hornbeck Offshore Services, Inc	907
100,154	*	ION Geophysical Corp	279
823	*	Isramco, Inc	101
8,500	*	Jones Energy, Inc (Class A)	160
99,683	*	Key Energy Services, Inc	482
494,788	e	Kinder Morgan, Inc	18,970
201,636	*	Kodiak Oil & Gas Corp	2,736
73,463	*	Kosmos Energy LLC	732
58,420	*,e	Laredo Petroleum Holdings, Inc	1,309
152,810	*,e	Magnum Hunter Resources Corp	851
508,475		Marathon Oil Corp	19,114
189,107		Marathon Petroleum Corp	16,012
55,403	*	Matador Resources Co	1,432
23,922	*	Matrix Service Co	577
180,710	*,e	McDermott International, Inc	1,034
34,077	*	Memorial Resource Development Corp	924
25,277	*,e	Midstates Petroleum Co, Inc	128
37,819	*,e	Miller Petroleum, Inc	166
9,855	*	Mitcham Industries, Inc	109
136,288		Murphy Oil Corp	7,756
223,659		Nabors Industries Ltd	5,090
324,337		National Oilwell Varco, Inc	24,682
9,713	*	Natural Gas Services Group, Inc	234
61,477		Navios Maritime Acq Corp	167
103,184	*	Newfield Exploration Co	3,825
69,133	*	Newpark Resources, Inc	860
271,735		Noble Energy, Inc	18,576
13,964		Nordic American Offshore Ltd	246
68,002	e	Nordic American Tanker Shipping	541
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
54,400		North Atlantic Drilling Ltd	$362
48,403	*,e	Northern Oil And Gas, Inc	688
16,270	*,e	Nuverra Environmental Solutions, Inc	240
76,721	*	Oasis Petroleum, Inc	3,208
591,790		Occidental Petroleum Corp	56,901
82,172		Oceaneering International, Inc	5,355
35,581	*	Oil States International, Inc	2,202
156,584		Oneok, Inc	10,264
15,683	*,e	Pacific Ethanol, Inc	219
5,367		Panhandle Oil and Gas, Inc (Class A)	320
96,030	*	Parker Drilling Co	474
37,983	*,e	Parsley Energy, Inc	810
109,613		Patterson-UTI Energy, Inc	3,566
40,130		PBF Energy, Inc	963
27,088	*	PDC Energy, Inc	1,362
207,042		Peabody Energy Corp	2,563
50,170	*	Penn Virginia Corp	638
43,261	*	Petroquest Energy, Inc	243
9,723	*	PHI, Inc	400
425,590		Phillips 66	34,605
42,944	*	Pioneer Energy Services Corp	602
107,751		Pioneer Natural Resources Co	21,224
9,686	*,e	Profire Energy, Inc	40
136,144		Questar Market Resources, Inc	4,190
106,368	*,e	Quicksilver Resources, Inc	64
124,202		Range Resources Corp	8,422
21,954	*,e	Renewable Energy Group, Inc	223
58,594	*,e	Resolute Energy Corp	367
36,039	*	Rex Energy Corp	457
5,384	*	Rex Stores Corp	392
38,100	*	Rice Energy, Inc	1,013
9,601	*	RigNet, Inc	388
14,462	*,e	Ring Energy, Inc	213
45,950	*	Rosetta Resources, Inc	2,048
93,726		Rowan Cos plc	2,372
46,325		RPC, Inc	1,017
17,500	*	RSP Permian, Inc	447
33,531	*,e	Sanchez Energy Corp	881
375,818	*,e	SandRidge Energy, Inc	1,612
978,193		Schlumberger Ltd	99,473
129,737		Scorpio Tankers, Inc	1,078
15,043		SEACOR Holdings, Inc	1,125
267,582	e	Seadrill Ltd	7,160
31,863		SemGroup Corp	2,653
28,548	*	Seventy Seven Energy, Inc	678
45,041	e	Ship Finance International Ltd	762
58,052	*,e	Solazyme, Inc	433
266,793	*	Southwestern Energy Co	9,324
506,002		Spectra Energy Corp	19,866
50,791		St. Mary Land & Exploration Co	3,962
42,383	*	Stone Energy Corp	1,329
118,843		Superior Energy Services	3,906
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
39,048	*,e	Swift Energy Co	$375
44,903	*	Synergy Resources Corp	547
25,232		Targa Resources Investments, Inc	3,436
34,489		Teekay Corp	2,289
48,134	e	Teekay Tankers Ltd (Class A)	180
26,063		Tesco Corp	517
97,850		Tesoro Corp	5,967
61,337	*	Tetra Technologies, Inc	664
36,444		Tidewater, Inc	1,422
17,866	*	TransAtlantic Petroleum Ltd	161
56,984	*,e	Triangle Petroleum Corp	627
116,012	*,e	Ultra Petroleum Corp	2,698
36,980	*	Unit Corp	2,169
48,465	*	Vaalco Energy, Inc	412
401,926		Valero Energy Corp	18,597
169,150	*,e	Vantage Drilling Co	215
8,585	*,e	Vertex Energy, Inc	60
26,733		W&T Offshore, Inc	294
67,894	*	Warren Resources, Inc	360
41,371		Western Refining, Inc	1,737
10,257	*	Westmoreland Coal Co	384
90,085	*	Whiting Petroleum Corp	6,986
33,654	*	Willbros Group, Inc	280
561,614		Williams Cos, Inc	31,085
55,107		World Fuel Services Corp	2,200
151,612	*	WPX Energy, Inc	3,648
		TOTAL ENERGY	1,465,438

FOOD & STAPLES RETAILING - 1.9%
21,366		Andersons, Inc	1,344
29,135		Casey’s General Stores, Inc	2,089
14,374	*,e	Chefs’ Warehouse Holdings, Inc	234
330,362		Costco Wholesale Corp	41,401
879,436		CVS Corp	69,994
11,866	*,e	Fairway Group Holdings Corp	44
31,233	*,e	Fresh Market, Inc	1,091
8,163		Ingles Markets, Inc (Class A)	193
383,250		Kroger Co	19,929
24,395	e	Liberator Medical Holdings, Inc	76
6,410	*,e	Natural Grocers by Vitamin C	104
16,292	*	Pantry, Inc	330
14,319		Pricesmart, Inc	1,226
731,408	*	Rite Aid Corp	3,540
30,608	e	Roundy’s, Inc	92
174,612		Safeway, Inc	5,989
28,394		Spartan Stores, Inc	552
69,957	*,e	Sprouts Farmers Market, Inc	2,034
154,781	*	Supervalu, Inc	1,384
441,825		Sysco Corp	16,767
38,243	*	United Natural Foods, Inc	2,351
4,843		Village Super Market (Class A)	110
717,685		Walgreen Co	42,537
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
1,198,336		Wal-Mart Stores, Inc	$91,637
8,834		Weis Markets, Inc	345
275,968		Whole Foods Market, Inc	10,517
		TOTAL FOOD & STAPLES RETAILING	315,910

FOOD, BEVERAGE & TOBACCO - 4.6%
32,198	*,e	22nd Century Group, Inc	81
2,319		Alico, Inc	88
68,179	*	Alliance One International, Inc	134
1,496,382		Altria Group, Inc	68,744
12,675	*	Annie’s, Inc	582
492,251		Archer Daniels Midland Co	25,154
40,577		B&G Foods, Inc (Class A)	1,118
6,146	*,e	Boston Beer Co, Inc (Class A)	1,363
44,670	*	Boulder Brands, Inc	609
114,934		Brown-Forman Corp (Class B)	10,369
111,586		Bunge Ltd	9,399
9,305		Calavo Growers, Inc	420
11,829		Cal-Maine Foods, Inc	1,057
130,870		Campbell Soup Co	5,592
35,476	*	Chiquita Brands International, Inc	504
3,512		Coca-Cola Bottling Co Consolidated	262
2,971,326		Coca-Cola Co	126,757
189,385		Coca-Cola Enterprises, Inc	8,401
318,825		ConAgra Foods, Inc	10,534
117,161	*	Constellation Brands, Inc (Class A)	10,212
7,653	*	Craft Brewers Alliance, Inc	110
124,713	*	Darling International, Inc	2,285
70,011	e	Dean Foods Co	928
16,103	*,e	Diamond Foods, Inc	461
148,462		Dr Pepper Snapple Group, Inc	9,548
5,320	*	Farmer Bros Co	154
128,238		Flowers Foods, Inc	2,354
27,620		Fresh Del Monte Produce, Inc	881
462,887		General Mills, Inc	23,353
38,052	*	Hain Celestial Group, Inc	3,895
113,004		Hershey Co	10,784
100,334		Hormel Foods Corp	5,156
57,597		Ingredion, Inc	4,365
10,713	*	Inventure Foods, Inc	139
11,326		J&J Snack Foods Corp	1,060
78,428		J.M. Smucker Co	7,763
5,780		John B. Sanfilippo & Son, Inc	187
194,154		Kellogg Co	11,960
106,276		Keurig Green Mountain, Inc	13,830
448,444		Kraft Foods Group, Inc	25,292
14,003		Lancaster Colony Corp	1,194
38,935		Lance, Inc	1,032
3,603	e	Lifeway Foods, Inc	50
6,464	e	Limoneira Co	153
272,670		Lorillard, Inc	16,336
98,712		McCormick & Co, Inc	6,604
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
152,786		Mead Johnson Nutrition Co	$14,701
103,045		Molson Coors Brewing Co (Class B)	7,671
1,274,187		Mondelez International, Inc	43,660
108,438	*	Monster Beverage Corp	9,940
8,815		National Beverage Corp	172
15,084	*	Omega Protein Corp	188
1,140,302		PepsiCo, Inc	106,150
1,183,045		Philip Morris International, Inc	98,666
48,235	*	Pilgrim’s Pride Corp	1,474
40,896		Pinnacle Foods, Inc	1,335
33,337	*,e	Post Holdings, Inc	1,106
233,736		Reynolds American, Inc	13,790
17,484	e	Sanderson Farms, Inc	1,538
224		Seaboard Corp	599
6,106	*	Seneca Foods Corp	175
14,223	*,e	Synutra International, Inc	64
15,357	e	Tootsie Roll Industries, Inc	430
28,438	*	TreeHouse Foods, Inc	2,289
201,794		Tyson Foods, Inc (Class A)	7,945
17,708	e	Universal Corp	786
52,785	e	Vector Group Ltd	1,171
131,695	*	WhiteWave Foods Co (Class A)	4,784
		TOTAL FOOD, BEVERAGE & TOBACCO	749,888

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
15,924	e	Abaxis, Inc	807
1,131,400		Abbott Laboratories	47,055
29,721	*,e	Abiomed, Inc	738
26,970	*	Acadia Healthcare Co, Inc	1,308
58,290	*,e	Accuray, Inc	423
4,240	*	Addus HomeCare Corp	83
4,312	*	Adeptus Health, Inc	107
270,062		Aetna, Inc	21,875
29,433	e	Air Methods Corp	1,635
61,821	*	Align Technology, Inc	3,195
4,207	*	Alliance HealthCare Services, Inc	95
133,589	*	Allscripts Healthcare Solutions, Inc	1,792
7,268		Almost Family, Inc	197
21,596	*	Amedisys, Inc	436
171,138		AmerisourceBergen Corp	13,229
34,893	*	AMN Healthcare Services, Inc	548
24,628	*	Amsurg Corp	1,233
9,253		Analogic Corp	592
18,523	*	Angiodynamics, Inc	254
10,943	*	Anika Therapeutics, Inc	401
91,526	*,e	Antares Pharma, Inc	167
28,653	*,e	athenahealth, Inc	3,773
21,089	*	AtriCure, Inc	310
1,165		Atrion Corp	355
57,809		Bard (C.R.), Inc	8,250
409,365		Baxter International, Inc	29,380
145,317		Becton Dickinson & Co	16,539
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
17,746	*	Bio-Reference Labs, Inc	$498
51,896	*,e	BioScrip, Inc	359
19,708	*	BioTelemetry, Inc	132
1,001,367	*	Boston Scientific Corp	11,826
123,825	*	Brookdale Senior Living, Inc	3,990
27,942		Cantel Medical Corp	961
21,051	*	Capital Senior Living Corp	447
257,768		Cardinal Health, Inc	19,312
20,716	*	Cardiovascular Systems, Inc	490
157,149	*	CareFusion Corp	7,111
9,769	*,e	Castlight Health, Inc	126
156,388	*	Catamaran Corp	6,592
43,593	*	Centene Corp	3,606
223,900	*	Cerner Corp	13,338
49,516	*,e	Cerus Corp	199
14,552	e	Chemed Corp	1,497
203,055		Cigna Corp	18,415
87,364		Community Health Systems, Inc	4,787
9,537		Computer Programs & Systems, Inc	548
20,631		Conmed Corp	760
36,230		Cooper Cos, Inc	5,643
12,032	*	Corvel Corp	410
340,145		Covidien plc	29,426
22,090	*	Cross Country Healthcare, Inc	205
19,963		CryoLife, Inc	197
20,834	*	Cyberonics, Inc	1,066
16,811	*	Cynosure, Inc (Class A)	353
134,706	*	DaVita, Inc	9,852
107,333		Dentsply International, Inc	4,894
16,710	*,e	Derma Sciences, Inc	139
56,587	*	DexCom, Inc	2,263
79,607	*	Edwards Lifesciences Corp	8,132
47,927	*	Endologix, Inc	508
14,856		Ensign Group, Inc	517
52,626	*	Envision Healthcare Holdings, Inc	1,825
7,074	*	Exactech, Inc	162
26,213	*	ExamWorks Group, Inc	858
583,633	*	Express Scripts Holding Co	41,222
29,310	*	Five Star Quality Care, Inc	110
30,765	*,e	GenMark Diagnostics, Inc	276
22,160	*	Gentiva Health Services, Inc	372
49,755	*	Globus Medical, Inc	979
18,107	*	Greatbatch, Inc	772
38,562	*	Haemonetics Corp	1,347
25,502	*	Hanger Orthopedic Group, Inc	523
247,266		HCA Holdings, Inc	17,437
60,101	*	Health Net, Inc	2,771
5,930	*	HealthEquity, Inc	109
66,457		Healthsouth Corp	2,452
14,864	*	HealthStream, Inc	357
28,116	*,e	Healthways, Inc	450
12,504	*	HeartWare International, Inc	971
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
63,797	*	Henry Schein, Inc	$7,430
43,409	e	Hill-Rom Holdings, Inc	1,798
65,676	*,e	HMS Holdings Corp	1,238
181,625	*	Hologic, Inc	4,419
117,278		Humana, Inc	15,280
9,893	*	ICU Medical, Inc	635
38,845	*	Idexx Laboratories, Inc	4,577
35,949	*	IMS Health Holdings, Inc	941
4,131	*	Inogen Inc	85
41,898	*	Insulet Corp	1,544
18,839	*	Integra LifeSciences Holdings Corp	935
27,134	*	Intuitive Surgical, Inc	12,531
23,110		Invacare Corp	273
62,113	*	Inverness Medical Innovations, Inc	2,409
12,768	*	IPC The Hospitalist Co, Inc	572
6,547	*,e	K2M Group Holdings, Inc	94
41,435		Kindred Healthcare, Inc	804
63,819	*	Laboratory Corp of America Holdings	6,494
8,629		Landauer, Inc	285
12,518	*,e	LDR Holding Corp	390
11,927	*	LHC Group, Inc	277
33,622	*	LifePoint Hospitals, Inc	2,326
20,796	*	Magellan Health Services, Inc	1,138
38,810		Masimo Corp	826
172,760		McKesson Corp	33,631
44,883	*	MedAssets, Inc	930
39,902	*	Medidata Solutions, Inc	1,767
752,499		Medtronic, Inc	46,617
43,385	*	Merge Healthcare, Inc	95
31,965	e	Meridian Bioscience, Inc	565
32,366	*	Merit Medical Systems, Inc	385
22,845	*	Molina Healthcare, Inc	966
9,533	*	MWI Veterinary Supply, Inc	1,415
8,081		National Healthcare Corp	449
5,598	*	National Research Corp	73
22,829	*	Natus Medical, Inc	674
27,729	*	Neogen Corp	1,095
35,423	*	NuVasive, Inc	1,235
45,234	*	NxStage Medical, Inc	594
74,986		Omnicare, Inc	4,669
27,790	*	Omnicell, Inc	759
36,642	*	OraSure Technologies, Inc	265
14,876	*	Orthofix International NV	461
48,567	e	Owens & Minor, Inc	1,590
10,159	*,e	Oxford Immunotec Global plc	155
64,882		Patterson Cos, Inc	2,688
75,502	*	Pediatrix Medical Group, Inc	4,139
23,814	*	PharMerica Corp	582
9,836	*,e	PhotoMedex, Inc	61
24,800	*	Premier, Inc	815
8,598	*	Providence Service Corp	416
37,773		Quality Systems, Inc	520
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
110,089		Quest Diagnostics, Inc	$6,680
21,781	*,e	Quidel Corp	585
25,914	*	RadNet, Inc	172
106,456	e	Resmed, Inc	5,245
31,391	*,e	Rockwell Medical Technologies, Inc	287
38,631	*	RTI Biologics, Inc	185
36,584		Select Medical Holdings Corp	440
43,638	*	Sirona Dental Systems, Inc	3,346
15,881	*	Skilled Healthcare Group, Inc (Class A)	105
30,482	*,e	Spectranetics Corp	810
214,098		St. Jude Medical, Inc	12,874
26,141	*	Staar Surgical Co	278
44,285		STERIS Corp	2,390
252,822		Stryker Corp	20,415
8,600	*	Surgical Care Affiliates, Inc	230
13,627	*	SurModics, Inc	247
32,497	*	Symmetry Medical, Inc	328
5,981	*,e	Tandem Diabetes Care, Inc	80
52,336	*	Team Health Holdings, Inc	3,035
31,210		Teleflex, Inc	3,278
76,019	*	Tenet Healthcare Corp	4,515
42,853	*	Thoratec Corp	1,145
26,972	*	Tornier BV	645
20,401	*,e	TransEnterix, Inc	89
20,300	*	Triple-S Management Corp (Class B)	404
5,633	*,e	TriVascular Technologies, Inc	82
77,329	*,e	Unilife Corp	177
737,227		UnitedHealth Group, Inc	63,586
28,773		Universal American Corp	231
67,302		Universal Health Services, Inc (Class B)	7,033
8,422		US Physical Therapy, Inc	298
2,349		Utah Medical Products, Inc	115
78,706	*	Varian Medical Systems, Inc	6,306
12,709	*	Vascular Solutions, Inc	314
66,310	*	VCA Antech, Inc	2,608
28,575	*,e	Veeva Systems, Inc	805
4,910	*	Veracyte, Inc	48
15,934	*	Vocera Communications, Inc	129
44,457	*	Volcano Corp	473
32,655	*	WellCare Health Plans, Inc	1,970
211,807		WellPoint, Inc	25,336
52,696		West Pharmaceutical Services, Inc	2,359
38,008	*	Wright Medical Group, Inc	1,152
22,473	*,e	Zeltiq Aesthetics, Inc	509
126,112		Zimmer Holdings, Inc	12,681
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	755,301

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
332,448		Avon Products, Inc	4,189
39,882	*	Central Garden and Pet Co (Class A)	321
103,052		Church & Dwight Co, Inc	7,230
97,351		Clorox Co	9,350
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
689,556		Colgate-Palmolive Co	$44,973
43,500	e	Coty, Inc	720
19,608	*,e	Elizabeth Arden, Inc	328
46,250		Energizer Holdings, Inc	5,698
172,373		Estee Lauder Cos (Class A)	12,880
15,213	e	Female Health Co	53
37,377	*	Harbinger Group, Inc	490
61,725	e	Herbalife Ltd	2,700
22,871	*,e	IGI Laboratories, Inc	213
12,258		Inter Parfums, Inc	337
282,918		Kimberly-Clark Corp	30,434
9,661	*	Medifast, Inc	317
5,868		Nature’s Sunshine Products, Inc	87
44,175	e	Nu Skin Enterprises, Inc (Class A)	1,989
8,067		Nutraceutical International Corp	169
3,981		Oil-Dri Corp of America	104
4,547		Orchids Paper Products Co	112
2,035,296		Procter & Gamble Co	170,436
9,587	*	Revlon, Inc (Class A)	304
15,918		Spectrum Brands, Inc	1,441
5,403	*,e	USANA Health Sciences, Inc	398
11,764		WD-40 Co	799
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	296,072

INSURANCE - 4.2%
254,388		ACE Ltd	26,678
342,100		Aflac, Inc	19,927
12,475	*	Alleghany Corp	5,216
74,631		Allied World Assurance Co Holdings Ltd	2,749
326,916		Allstate Corp	20,063
34,048	*	AMBAC Financial Group, Inc	752
56,412		American Equity Investment Life Holding Co	1,291
54,955		American Financial Group, Inc	3,181
1,089,727		American International Group, Inc	58,867
5,469		American National Insurance Co	615
13,065		Amerisafe, Inc	511
23,097	e	Amtrust Financial Services, Inc	920
223,222		Aon plc	19,570
101,165	*	Arch Capital Group Ltd	5,536
20,783		Argo Group International Holdings Ltd	1,046
118,906		Arthur J. Gallagher & Co	5,394
50,374		Aspen Insurance Holdings Ltd	2,155
53,750		Assurant, Inc	3,456
129,363		Assured Guaranty Ltd	2,867
8,461	*,e	Atlas Financial Holdings, Inc	117
84,687		Axis Capital Holdings Ltd	4,008
6,904		Baldwin & Lyons, Inc (Class B)	171
1,376,621	*	Berkshire Hathaway, Inc (Class B)	190,166
91,363		Brown & Brown, Inc	2,937
185,246		Chubb Corp	16,872
124,217		Cincinnati Financial Corp	5,844
32,879	*,e	Citizens, Inc (Class A)	212
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
19,762		CNA Financial Corp	$752
164,574		Conseco, Inc	2,791
19,001		Crawford & Co (Class B)	157
7,812		Donegal Group, Inc (Class A)	120
14,028	*	eHealth, Inc	339
4,503		EMC Insurance Group, Inc	130
24,104		Employers Holdings, Inc	464
33,679		Endurance Specialty Holdings Ltd	1,858
7,068	*	Enstar Group Ltd	964
20,774		Erie Indemnity Co (Class A)	1,575
34,974		Everest Re Group Ltd	5,666
9,829		FBL Financial Group, Inc (Class A)	439
8,326		Federated National Holding Co	234
8,299		Fidelity & Guaranty Life	177
80,939		First American Financial Corp	2,195
209,065		FNF Group	5,799
375,048	*	Genworth Financial, Inc (Class A)	4,913
20,683	*	Greenlight Capital Re Ltd (Class A)	670
7,438	*	Hallmark Financial Services	77
33,724		Hanover Insurance Group, Inc	2,071
340,568		Hartford Financial Services Group, Inc	12,686
75,001		HCC Insurance Holdings, Inc	3,622
6,789	e	HCI Group, Inc	244
5,489	*,e	Heritage Insurance Holdings, Inc	83
49,340	*	Hilltop Holdings, Inc	989
29,235		Horace Mann Educators Corp	834
5,951		Independence Holding Co	79
10,249		Infinity Property & Casualty Corp	656
2,854		Kansas City Life Insurance Co	127
37,633		Kemper Corp	1,285
199,871		Lincoln National Corp	10,709
234,894		Loews Corp	9,786
34,934		Maiden Holdings Ltd	387
10,589	*	Markel Corp	6,736
411,993		Marsh & McLennan Cos, Inc	21,564
108,070	*	MBIA, Inc	992
42,189		Meadowbrook Insurance Group, Inc	247
20,342		Mercury General Corp	993
696,541		Metlife, Inc	37,418
34,784		Montpelier Re Holdings Ltd	1,081
27,288	e	National General Holdings Corp	461
7,244		National Interstate Corp	202
1,551		National Western Life Insurance Co (Class A)	383
8,338	*	Navigators Group, Inc	513
195,723		Old Republic International Corp	2,795
17,609		OneBeacon Insurance Group Ltd (Class A)	271
38,267		PartnerRe Ltd	4,205
4,932	*	Phoenix Cos, Inc	277
20,260		Platinum Underwriters Holdings Ltd	1,233
43,301		Primerica, Inc	2,088
223,115		Principal Financial Group	11,707
45,135		ProAssurance Corp	1,989
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
448,216		Progressive Corp	$11,331
59,625		Protective Life Corp	4,139
347,060		Prudential Financial, Inc	30,520
52,377		Reinsurance Group of America, Inc (Class A)	4,197
30,717		RenaissanceRe Holdings Ltd	3,071
32,282		RLI Corp	1,398
10,041		Safety Insurance Group, Inc	541
42,211		Selective Insurance Group, Inc	935
33,695		Stancorp Financial Group, Inc	2,129
9,480		State Auto Financial Corp	194
16,046		Stewart Information Services Corp	471
56,908		Symetra Financial Corp	1,328
42,743	*	Third Point Reinsurance Ltd	622
99,838		Torchmark Corp	5,229
263,172		Travelers Cos, Inc	24,722
6,929	*	United America Indemnity Ltd	175
16,961		United Fire & Casualty Co	471
12,682		United Insurance Holdings Corp	190
22,242	e	Universal Insurance Holdings, Inc	288
194,972		UnumProvident Corp	6,703
68,796		Validus Holdings Ltd	2,693
75,884		W.R. Berkley Corp	3,627
4,646		White Mountains Insurance Group Ltd	2,927
205,711		XL Capital Ltd	6,823
		TOTAL INSURANCE	683,878

MATERIALS - 3.9%
22,177		A. Schulman, Inc	802
15,542	*	Advanced Emissions Solutions, Inc	331
3,376	*	AEP Industries, Inc	128
159,719		Air Products & Chemicals, Inc	20,792
56,289		Airgas, Inc	6,228
103,729	*,e	AK Steel Holding Corp	831
59,838		Albemarle Corp	3,524
887,161		Alcoa, Inc	14,274
81,466		Allegheny Technologies, Inc	3,022
79,955	*,e	Allied Nevada Gold Corp	265
20,501	e	American Vanguard Corp	230
7,032		Ampco-Pittsburgh Corp	141
49,070		Aptargroup, Inc	2,979
60,168		Ashland, Inc	6,263
75,563		Avery Dennison Corp	3,374
52,910		Axiall Corp	1,895
23,190		Balchem Corp	1,312
105,468		Ball Corp	6,673
75,889		Bemis Co, Inc	2,885
63,162	*	Berry Plastics Group, Inc	1,594
29,817	*	Boise Cascade Co	899
14,781		Brush Engineered Materials, Inc	453
48,545		Cabot Corp	2,465
41,280	*	Calgon Carbon Corp	800
38,318		Carpenter Technology Corp	1,730
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,808	*,e	Castle (A.M.) & Co	$101
117,317		Celanese Corp (Series A)	6,865
39,702	*	Century Aluminum Co	1,031
39,420		CF Industries Holdings, Inc	11,007
5,158		Chase Corp	160
73,547	*	Chemtura	1,716
15,540	*	Clearwater Paper Corp	934
116,499	e	Cliffs Natural Resources, Inc	1,209
77,643	*	Coeur d’Alene Mines Corp	385
89,141		Commercial Metals Co	1,522
25,270		Compass Minerals International, Inc	2,130
105,024	*	Crown Holdings, Inc	4,676
55,532		Cytec Industries, Inc	2,626
9,014		Deltic Timber Corp	562
48,674		Domtar Corp	1,710
905,606		Dow Chemical Co	47,490
691,875		Du Pont (E.I.) de Nemours & Co	49,649
37,135		Eagle Materials, Inc	3,781
113,228		Eastman Chemical Co	9,159
201,880		Ecolab, Inc	23,182
55,318	*	Ferro Corp	802
40,724	*	Flotek Industries, Inc	1,062
100,339		FMC Corp	5,738
782,407		Freeport-McMoRan Copper & Gold, Inc (Class B)	25,546
14,460		FutureFuel Corp	172
32,454		Glatfelter	712
47,286		Globe Specialty Metals, Inc	860
24,960	*,e	Gold Resource Corp	128
205,071	*	Graphic Packaging Holding Co	2,549
24,459		Greif, Inc (Class A)	1,072
39,075		H.B. Fuller Co	1,551
6,809		Hawkins, Inc	245
9,402		Haynes International, Inc	432
54,162	*	Headwaters, Inc	679
262,218	e	Hecla Mining Co	650
33,599	*	Horsehead Holding Corp	555
152,705		Huntsman Corp	3,969
16,427		Innophos Holdings, Inc	905
18,027		Innospec, Inc	647
62,007		International Flavors & Fragrances, Inc	5,945
325,803		International Paper Co	15,554
40,015	e	Intrepid Potash, Inc	618
14,023		Kaiser Aluminum Corp	1,069
62,146		Kapstone Paper and Packaging Corp	1,738
4,800		KMG Chemicals, Inc	78
16,539		Koppers Holdings, Inc	548
24,388	*	Kraton Polymers LLC	434
14,288		Kronos Worldwide, Inc	197
19,323	*	Landec Corp	237
104,108	*	Louisiana-Pacific Corp	1,415
13,887	*	LSB Industries, Inc	496
324,680		LyondellBasell Industries AF S.C.A	35,280
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,861	*,e	Marrone Bio Innovations, Inc	$24
46,995		Martin Marietta Materials, Inc	6,059
127,312		MeadWestvaco Corp	5,212
27,178		Minerals Technologies, Inc	1,677
124,409	*,e	Molycorp, Inc	148
395,000		Monsanto Co	44,441
237,005		Mosaic Co	10,525
23,791		Myers Industries, Inc	420
11,726		Neenah Paper, Inc	627
6,792		NewMarket Corp	2,588
373,040		Newmont Mining Corp	8,599
29,589		Noranda Aluminium Holding Corp	134
240,123		Nucor Corp	13,034
61,075		Olin Corp	1,542
8,985		Olympic Steel, Inc	185
23,303		OM Group, Inc	605
32,453	*	Omnova Solutions, Inc	174
126,112	*	Owens-Illinois, Inc	3,285
74,848		Packaging Corp of America	4,777
64,376	*	Platform Specialty Products Corp	1,611
73,826		PolyOne Corp	2,627
104,484		PPG Industries, Inc	20,556
220,284		Praxair, Inc	28,417
9,804		Quaker Chemical Corp	703
31,957	e	Rayonier Advanced Materials, Inc	1,052
58,316		Reliance Steel & Aluminum Co	3,989
201,095		Rentech, Inc	344
49,260	*,e	Resolute Forest Products	770
108,746		Rock-Tenn Co (Class A)	5,174
55,625		Rockwood Holdings, Inc	4,252
48,654		Royal Gold, Inc	3,160
101,323		RPM International, Inc	4,639
23,200	*	RTI International Metals, Inc	572
8,418	*	Ryerson Holding Corp	108
19,399		Schnitzer Steel Industries, Inc (Class A)	467
23,952		Schweitzer-Mauduit International, Inc	989
34,069		Scotts Miracle-Gro Co (Class A)	1,874
163,420		Sealed Air Corp	5,700
31,811	*,e	Senomyx, Inc	261
38,347		Sensient Technologies Corp	2,007
65,053		Sherwin-Williams Co	14,246
89,567		Sigma-Aldrich Corp	12,182
33,477		Silgan Holdings, Inc	1,573
76,188		Sonoco Products Co	2,993
110,590		Southern Copper Corp (NY)	3,279
165,973		Steel Dynamics, Inc	3,753
13,671		Stepan Co	607
90,832	*	Stillwater Mining Co	1,365
52,835	*	SunCoke Energy, Inc	1,186
64,203	*	Tahoe Resources, Inc	1,303
21,638	*	Taminco Corp	565
30,889		TimkenSteel Corp	1,436
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
15,246	*	Trecora Resources	$189
19,671		Tredegar Corp	362
8,747	*	Trinseo S.A.	138
44,328		Tronox Ltd	1,155
4,092	*	UFP Technologies, Inc	90
1,357		United States Lime & Minerals, Inc	79
110,404	e	United States Steel Corp	4,324
4,623	*	Universal Stainless & Alloy	122
10,188	*,e	US Concrete, Inc	266
35,711	e	US Silica Holdings Inc	2,232
63,837		Valspar Corp	5,042
98,368		Vulcan Materials Co	5,925
37,679		Wausau Paper Corp	299
31,064		Westlake Chemical Corp	2,690
40,133	*	Worthington Industries, Inc	1,494
57,560	*	WR Grace & Co	5,234
17,018		Zep, Inc	239
		TOTAL MATERIALS	633,364

MEDIA - 3.5%
12,963		AH Belo Corp (Class A)	138
16,000		AMC Entertainment Holdings, Inc	368
45,765	*	AMC Networks, Inc	2,674
147,096	e	Cablevision Systems Corp (Class A)	2,576
17,686	*	Carmike Cinemas, Inc	548
394,022		CBS Corp (Class B)	21,080
68,837		CBS Outdoor Americas, Inc	2,061
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	129
60,064	*	Charter Communications, Inc	9,092
56,587	*	Cinedigm Corp	88
87,874		Cinemark Holdings, Inc	2,991
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	189
1,948,351		Comcast Corp (Class A)	104,782
27,056	*	Crown Media Holdings, Inc (Class A)	87
101,938	*,e	Cumulus Media, Inc (Class A)	411
772	*,e	Daily Journal Corp	139
12,681	*,e	Dex Media, Inc	121
352,350	*	DIRECTV	30,485
173,884	*	Discovery Communications, Inc (Class A)	6,573
173,884	*	Discovery Communications, Inc (Class C)	6,482
159,417		DISH Network Corp (Class A)	10,295
57,581	*,e	DreamWorks Animation SKG, Inc (Class A)	1,570
18,269	*	Entercom Communications Corp (Class A)	147
54,182		Entravision Communications Corp (Class A)	215
14,854	*	Eros International plc	217
23,436	*	EW Scripps Co (Class A)	382
172,059		Gannett Co, Inc	5,105
14,759	*,e	Global Sources Ltd	99
38,349	*	Gray Television, Inc	302
33,505		Harte-Hanks, Inc	213
6,780	*,e	Hemisphere Media Group, Inc	72
320,956		Interpublic Group of Cos, Inc	5,880
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
33,375		John Wiley & Sons, Inc (Class A)	$1,873
42,642	*	Journal Communications, Inc (Class A)	359
59,903	e	Lamar Advertising Co (Class A)	2,950
39,207	*,e	Lee Enterprises, Inc	132
71,816	*	Liberty Media Corp	3,388
143,632	*	Liberty Media Corp (Class C)	6,749
64,240	e	Lions Gate Entertainment Corp	2,118
108,249	*	Live Nation, Inc	2,600
9,932		Loral Space & Communications, Inc	713
46,379	*	Madison Square Garden, Inc	3,067
29,313	*	Martha Stewart Living Omnimedia, Inc (Class A)	105
45,516	*,e	McClatchy Co (Class A)	153
32,196		MDC Partners, Inc	618
37,793	*,e	Media General, Inc (Class A)	495
26,535		Meredith Corp	1,136
14,733		Morningstar, Inc	1,000
46,358		National CineMedia, Inc	673
22,523		New Media Investment Group, Inc	375
98,100		New York Times Co (Class A)	1,101
377,718	*	News Corp	6,176
23,355	e	Nexstar Broadcasting Group, Inc (Class A)	944
194,468		Omnicom Group, Inc	13,391
17,261	*,e	Radio One, Inc	55
7,422	*,e	ReachLocal, Inc	27
12,373	*	Reading International, Inc	104
60,087	e	Regal Entertainment Group (Class A)	1,195
7,217	*,e	Rentrak Corp	440
3,654		Saga Communications, Inc	123
8,940		Salem Communications	68
19,984		Scholastic Corp	646
80,102		Scripps Networks Interactive (Class A)	6,255
30,700	*,e	SFX Entertainment, Inc	154
51,060	e	Sinclair Broadcast Group, Inc (Class A)	1,332
2,087,425	e	Sirius XM Holdings, Inc	7,285
20,194	*	Sizmek, Inc	156
69,001	*	Starz-Liberty Capital	2,283
266,209	e	Thomson Corp	9,693
210,196		Time Warner Cable, Inc	30,161
664,448		Time Warner, Inc	49,973
84,151	*	Time, Inc	1,972
1,434,489		Twenty-First Century Fox, Inc	49,189
324,285		Viacom, Inc (Class B)	24,950
1,302,605		Walt Disney Co	115,971
21,644	e	World Wrestling Entertainment, Inc (Class A)	298
		TOTAL MEDIA	567,957

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
1,195,932		AbbVie, Inc	69,077
58,718	*,e	Acadia Pharmaceuticals, Inc	1,454
16,937	*,e	Accelerate Diagnostics, Inc	364
12,289	*,e	Acceleron Pharma, Inc	372
15,957	*,e	AcelRx Pharmaceuticals, Inc	88
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,364	*	Achaogen, Inc	$48
73,137	*,e	Achillion Pharmaceuticals, Inc	730
31,389	*	Acorda Therapeutics, Inc	1,063
190,701	*	Actavis plc	46,012
15,055	*,e	Actinium Pharmaceuticals, Inc	101
21,882	*,e	Aegerion Pharmaceuticals, Inc	730
5,900	*,e	Aerie Pharmaceuticals, Inc	122
56,476	*,e	Affymetrix, Inc	451
48,575	*	Agenus, Inc	151
250,777		Agilent Technologies, Inc	14,289
10,132	*,e	Agios Pharmaceuticals, Inc	622
6,056	*,e	Akebia Therapeutics, Inc	134
47,337	*,e	Akorn, Inc	1,717
17,375	*,e	Albany Molecular Research, Inc	383
6,292	*,e	Alder Biopharmaceuticals, Inc	80
148,857	*	Alexion Pharmaceuticals, Inc	24,683
27,483	*,e	Alimera Sciences, Inc	149
109,475	*	Alkermes plc	4,693
223,793		Allergan, Inc	39,878
50,442	*	Alnylam Pharmaceuticals, Inc	3,940
12,095	*,e	AMAG Pharmaceuticals, Inc	386
569,591		Amgen, Inc	80,005
30,986	*,e	Ampio Pharmaceuticals, Inc	109
25,259	*,e	Anacor Pharmaceuticals, Inc	618
5,005	*	ANI Pharmaceuticals, Inc	142
3,704	*,e	Applied Genetic Technologies Corp	69
18,952	*	Aratana Therapeutics, Inc	190
165,796	*,e	Arena Pharmaceuticals, Inc	695
121,910	*,e	Ariad Pharmaceuticals, Inc	658
91,342	*,e	Array Biopharma, Inc	326
39,456	*,e	Arrowhead Research Corp	583
6,200	*	Auspex Pharmaceuticals Inc	159
36,727	*,e	Auxilium Pharmaceuticals, Inc	1,096
5,237	*	Avalanche Biotechnologies, Inc	179
121,211	*	AVANIR Pharmaceuticals, Inc	1,445
53,741	*	BioCryst Pharmaceuticals, Inc	526
28,320	*,e	BioDelivery Sciences International, Inc	484
178,727	*	Biogen Idec, Inc	59,125
110,409	*	BioMarin Pharmaceuticals, Inc	7,967
56,961	*,e	Bio-Path Holdings, Inc	115
15,517	*	Bio-Rad Laboratories, Inc (Class A)	1,760
2,967	*	Biospecifics Technologies Corp	105
27,248	*,e	Biotime, Inc	86
14,516	*	Bluebird Bio, Inc	521
1,246,427		Bristol-Myers Squibb Co	63,792
83,145	*	Bruker BioSciences Corp	1,539
26,827	*	Cambrex Corp	501
4,100	*,e	Cara Therapeutics Inc	34
37,417	*	Catalent, Inc	937
603,290	*	Celgene Corp	57,180
67,311	*,e	Celldex Therapeutics, Inc	872
7,200	*,e	Cellular Dynamics International, Inc	51
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
16,803	*,e	Cempra, Inc	$184
52,661	*,e	Cepheid, Inc	2,319
37,085	*	Charles River Laboratories International, Inc	2,215
18,304	*,e	ChemoCentryx, Inc	82
16,175	*,e	Chimerix, Inc	447
18,781	*,e	Clovis Oncology, Inc	852
56,916	*,e	Corcept Therapeutics, Inc	153
42,288	*	Covance, Inc	3,328
95,801	*,e	CTI BioPharma Corp	232
57,007	*	Cubist Pharmaceuticals, Inc	3,782
9,632	*,e	Cytokinetics, Inc	34
47,980	*,e	Cytori Therapeutics, Inc	32
41,833	*,e	CytRx Corp	106
120,216	*,e	Dendreon Corp	173
40,825	*	Depomed, Inc	620
2,700	*,e	Dicerna Pharmaceuticals Inc	34
9,738	*,e	Durata Therapeutics, Inc	123
102,195	*	Dyax Corp	1,034
199,281	*	Dynavax Technologies Corp	285
3,500	*	Eleven Biotheraputics Inc	39
741,098		Eli Lilly & Co	48,060
19,838	*	Emergent Biosolutions, Inc	423
7,962	*	Enanta Pharmaceuticals, Inc	315
115,311	*	Endo International plc	7,880
33,769	*,e	Endocyte, Inc	205
26,506	*	Enzo Biochem, Inc	137
9,923	*,e	Epizyme, Inc	269
6,700	*,e	Esperion Thereapeutics, Inc	164
62,597	*,e	Exact Sciences Corp	1,213
140,174	*,e	Exelixis, Inc	214
12,553	*	Five Prime Therapeutics, Inc	147
6,400	*	Flexion Therapeutics Inc	117
20,851	*	Fluidigm Corp	511
10,743	*,m	Forest Laboratories, Inc CVR	10
10,758	*,e	Foundation Medicine, Inc	204
6,747	*,m	Furiex Pharmaceuticals, Inc	66
13,945	*,e	Galectin Therapeutics, Inc	70
102,537	*,e	Galena Biopharma, Inc	211
3,000	*,e	Genocea Biosciences Inc	27
11,223	*,e	Genomic Health, Inc	318
114,325	*,e	Geron Corp	229
1,155,246	*	Gilead Sciences, Inc	122,976
24,465	*	Golf Trust Of America, Inc	188
79,065	*,e	Halozyme Therapeutics, Inc	720
14,185	*	Heron Therapeutics, Inc	118
48,486	*,e	Horizon Pharma plc	595
126,136	*	Hospira, Inc	6,563
10,443	*	Hyperion Therapeutics, Inc	263
43,621	*,e	Idera Pharmaceuticals, Inc	100
105,356	*	Illumina, Inc	17,270
65,469	*,e	Immunogen, Inc	693
78,549	*,e	Immunomedics, Inc	292
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
52,266	*	Impax Laboratories, Inc	$1,239
108,932	*	Incyte Corp	5,343
36,466	*	Infinity Pharmaceuticals, Inc	489
46,169	*,e	Inovio Pharmaceuticals, Inc	455
27,309	*	Insmed, Inc	356
7,379	*,e	Insys Therapeutics, Inc	286
9,369	*	Intercept Pharmaceuticals, Inc	2,218
12,959	*,e	Intra-Cellular Therapies, Inc	178
27,301	*,e	Intrexon Corp	507
90,684	*	Ironwood Pharmaceuticals, Inc	1,175
89,084	*,e	Isis Pharmaceuticals, Inc	3,459
44,639	*	Jazz Pharmaceuticals plc	7,167
2,127,929		Johnson & Johnson	226,816
9,553	*,e	Karyopharm Therapeutics, Inc	334
68,602	*,e	Keryx Biopharmaceuticals, Inc	943
6,600	*,e	Kindred Biosciences Inc	61
6,601	*	Kite Pharma, Inc	188
13,125	*,e	KYTHERA Biopharmaceuticals, Inc	430
19,506	*	Lannett Co, Inc	891
173,586	*,e	Lexicon Pharmaceuticals, Inc	245
15,744	*,e	Ligand Pharmaceuticals, Inc (Class B)	740
31,134	*	Luminex Corp	607
15,274	*	MacroGenics, Inc	319
86,126	*	Mallinckrodt plc	7,764
172,437	*,e	MannKind Corp	1,019
48,124	*	Medicines Co	1,074
57,923	*	Medivation, Inc	5,727
2,198,070		Merck & Co, Inc	130,302
73,750	*,e	Merrimack Pharmaceuticals, Inc	648
21,663	*	Mettler-Toledo International, Inc	5,549
69,816	*,e	MiMedx Group, Inc	498
5,698	*,e	Mirati Therapeutics, Inc	100
34,069	*	Momenta Pharmaceuticals, Inc	386
283,175	*	Mylan Laboratories, Inc	12,882
56,889	*,e	Myriad Genetics, Inc	2,194
7,890	*,e	NanoString Technologies, Inc	86
28,763	*,e	NanoViricides, Inc	86
97,156	*,e	Navidea Biopharmceuticals, Inc	128
96,260	*	Nektar Therapeutics	1,162
17,230	*,e	NeoStem, Inc	95
53,365	*,e	Neuralstem, Inc	175
57,584	*	Neurocrine Biosciences, Inc	902
14,869	*,e	NewLink Genetics Corp	319
27,407	*,e	Northwest Biotherapeutics, Inc	138
160,650	*,e	Novavax, Inc	670
80,677	*	NPS Pharmaceuticals, Inc	2,098
14,893	*,e	Ohr Pharmaceutical, Inc	108
26,874	*,e	Omeros Corp	342
4,045	*,m	Omthera Pharmaceuticals, Inc	2
9,299	*,e	OncoMed Pharmaceuticals, Inc	176
51,753	*	Oncothyreon, Inc	99
10,319	*,e	Ophthotech Corp	402
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
143,885	*,e	Opko Health, Inc	$1,224
88,413	*,e	Orexigen Therapeutics, Inc	377
47,632	*,e	Organovo Holdings, Inc	303
12,630	*,e	Osiris Therapeutics, Inc	159
5,464	*	Otonomy, Inc	131
6,597	*	OvaScience, Inc	110
50,411	*	Pacific Biosciences of California, Inc	248
27,071	*,e	Pacira Pharmaceuticals, Inc	2,624
29,042	*,e	Pain Therapeutics, Inc	114
43,666	*	Parexel International Corp	2,755
111,677	e	PDL BioPharma, Inc	834
217,309	*,e	Peregrine Pharmaceuticals, Inc	296
85,256	*	PerkinElmer, Inc	3,717
98,181		Perrigo Co plc	14,746
4,797,705		Pfizer, Inc	141,868
46,171	*,e	Pharmacyclics, Inc	5,422
10,957		Phibro Animal Health Corp	246
28,026	*,e	Portola Pharmaceuticals, Inc	709
15,548		Pozen, Inc	114
38,233	*	Prestige Brands Holdings, Inc	1,238
51,583	*,e	Progenics Pharmaceuticals, Inc	268
16,389	*	Prothena Corp plc	363
16,950	*,e	PTC Therapeutics, Inc	746
17,347	*,e	Puma Biotechnology, Inc	4,138
178,940	*,e	Qiagen NV (NASDAQ)	4,074
42,973	*	Quintiles Transnational Holdings, Inc	2,397
48,221	*,e	Raptor Pharmaceutical Corp	462
11,634	*	Receptos, Inc	723
11,646	*,e	Regado Biosciences, Inc	13
59,505	*	Regeneron Pharmaceuticals, Inc	21,453
7,041	*,e	Regulus Therapeutics, Inc	48
12,549	*,e	Relypsa, Inc	265
23,464	*	Repligen Corp	467
16,297	*,e	Repros Therapeutics, Inc	161
14,500	*,e	Retrophin, Inc	131
5,300	*,e	Revance Therapeutics, Inc	102
66,996	*	Rigel Pharmaceuticals, Inc	130
16,776	*	Sagent Pharmaceuticals	522
48,057	*	Salix Pharmaceuticals Ltd	7,508
54,946	*,e	Sangamo Biosciences, Inc	593
31,888	*,e	Sarepta Therapeutics, Inc	673
43,039	*	Sciclone Pharmaceuticals, Inc	297
76,360	*,e	Seattle Genetics, Inc	2,839
87,069	*,e	Sequenom, Inc	259
47,540	e	Spectrum Pharmaceuticals, Inc	387
12,168	*,e	Stemline Therapeutics, Inc	152
6,322	*,e	Sucampo Pharmaceuticals, Inc (Class A)	41
37,533	*,e	Sunesis Pharmaceuticals, Inc	268
21,873	*,e	Supernus Pharmaceuticals, Inc	190
16,285	*,e	Synageva BioPharma Corp	1,120
61,665	*,e	Synergy Pharmaceuticals, Inc	172
52,113	*,e	Synta Pharmaceuticals Corp	157
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
28,521		Techne Corp	$2,668
14,763	*,e	TESARO, Inc	397
16,779	*	Tetraphase Pharmaceuticals, Inc	335
13,436	*,e	TG Therapeutics, Inc	143
78,332	*,e	TherapeuticsMD, Inc	363
17,111	*,e	Theravance Biopharma, Inc	394
61,047	e	Theravance, Inc	1,043
294,888		Thermo Electron Corp	35,888
34,985	*,e	Threshold Pharmaceuticals, Inc	126
5,100	*	Ultragenyx Pharmaceutical, Inc	289
36,410	*	United Therapeutics Corp	4,684
23,698	*,e	Vanda Pharmaceuticals, Inc	246
10,567	*,e	Verastem, Inc	90
5,257	*,e	Versartis, Inc	100
178,617	*	Vertex Pharmaceuticals, Inc	20,060
4,085	*,e	Vital Therapies, Inc	83
74,791	*,e	Vivus, Inc	289
64,149	*	Waters Corp	6,358
11,200	*	Xencor Inc	104
33,276	*	Xenoport, Inc	179
64,947	*,e	XOMA Corp	273
78,272	*,e	ZIOPHARM Oncology, Inc	207
377,986		Zoetis Inc	13,967
74,879	*,e	Zogenix, Inc	86
4,180	*	ZS Pharma, Inc	164
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,466,695

REAL ESTATE - 3.6%
41,676		Acadia Realty Trust	1,149
21,134		AG Mortgage Investment Trust	376
10,360		Agree Realty Corp	284
36,954		Alexander & Baldwin, Inc	1,329
1,574		Alexander’s, Inc	589
54,028		Alexandria Real Estate Equities, Inc	3,985
945	*,e	Altisource Asset Management Corp	638
11,088	*,e	Altisource Portfolio Solutions S.A.	1,118
42,959		Altisource Residential Corp	1,031
27,018		American Assets Trust,Inc	891
79,779		American Campus Communities, Inc	2,908
267,932		American Capital Agency Corp	5,694
44,879		American Capital Mortgage, Inc	845
105,616		American Homes 4 Rent	1,784
127,603		American Realty Capital Healthcare Trust, Inc	1,337
685,838		American Realty Capital Properties, Inc	8,271
24,165	*,e	American Residential Properties, Inc	443
298,228		American Tower Corp	27,923
14,556		AmREIT, Inc (Class B)	334
719,885		Annaly Capital Management, Inc	7,688
104,198		Anworth Mortgage Asset Corp	499
110,902		Apartment Investment & Management Co (Class A)	3,529
34,740		Apollo Commercial Real Estate Finance, Inc	546
22,112		Ares Commercial Real Estate Corp	258
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
14,151		Armada Hoffler Properties, Inc	$128
298,636	*,e	ARMOUR Residential REIT, Inc	1,150
18,244		Ashford Hospitality Prime, Inc	278
52,924		Ashford Hospitality Trust, Inc	541
43,899		Associated Estates Realty Corp	769
7,072	*	AV Homes, Inc	104
97,504		AvalonBay Communities, Inc	13,745
14,753		Aviv REIT, Inc	389
146,174		BioMed Realty Trust, Inc	2,953
115,541		Boston Properties, Inc	13,375
118,676		Brandywine Realty Trust	1,670
36,900		Brixmor Property Group, Inc	821
64,335		Camden Property Trust	4,409
49,200		Campus Crest Communities, Inc	315
77,031	e	Capstead Mortgage Corp	943
14,856	*	CareTrust REIT, Inc	212
1,100		CatchMark Timber Trust Inc	12
124,137		CBL & Associates Properties, Inc	2,222
212,369	*	CBRE Group, Inc	6,316
54,349		Cedar Shopping Centers, Inc	321
189,048		Chambers Street Properties	1,424
19,647		Chatham Lodging Trust	453
37,072		Chesapeake Lodging Trust	1,081
782,428		Chimera Investment Corp	2,379
70,359		Colony Financial, Inc	1,575
94,538		Columbia Property Trust, Inc	2,257
4,977		Consolidated-Tomoka Land Co	244
15,000		Coresite Realty	493
65,862		Corporate Office Properties Trust	1,694
149,941		Cousins Properties, Inc	1,792
251,437		Crown Castle International Corp	20,248
109,361		CubeSmart	1,966
14,500		CyrusOne, Inc	349
127,278	e	CYS Investments, Inc	1,049
249,745		DCT Industrial Trust, Inc	1,876
225,998		DDR Corp	3,781
148,119		DiamondRock Hospitality Co	1,878
102,419	e	Digital Realty Trust, Inc	6,389
108,380		Douglas Emmett, Inc	2,782
249,388		Duke Realty Corp	4,284
47,457		DuPont Fabros Technology, Inc	1,283
41,887	e	Dynex Capital, Inc	338
23,492		EastGroup Properties, Inc	1,423
86,427		Education Realty Trust, Inc	888
69,842		Empire State Realty Trust, Inc	1,049
40,575		Entertainment Properties Trust	2,056
90,303	*	Equity Commonwealth	2,322
62,982		Equity Lifestyle Properties, Inc	2,668
45,769		Equity One, Inc	990
271,699		Equity Residential	16,731
47,098		Essex Property Trust, Inc	8,419
35,324		Excel Trust, Inc	416
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
87,918		Extra Space Storage, Inc	$4,534
50,112		Federal Realty Investment Trust	5,936
96,717		FelCor Lodging Trust, Inc	905
82,257		First Industrial Realty Trust, Inc	1,391
39,859		First Potomac Realty Trust	468
120,106	*	Forest City Enterprises, Inc (Class A)	2,349
29,389	*	Forestar Real Estate Group, Inc	521
67,229		Franklin Street Properties Corp	754
67,409	e	Gaming and Leisure Properties, Inc	2,083
424,625		General Growth Properties, Inc	10,000
54,016		Geo Group, Inc	2,065
18,098		Getty Realty Corp	308
9,649	e	Gladstone Commercial Corp	164
109,785		Glimcher Realty Trust	1,486
40,458		Government Properties Income Trust	886
88,013	e	Gramercy Property Trust, Inc	507
16,110		Hannon Armstrong Sustainable Infrastructure Capital, Inc	223
78,328		Hatteras Financial Corp	1,407
346,529		HCP, Inc	13,761
231,067		Health Care REIT, Inc	14,412
72,939		Healthcare Realty Trust, Inc	1,727
179,076		Healthcare Trust of America, Inc	2,077
153,508		Hersha Hospitality Trust	978
68,398		Highwoods Properties, Inc	2,661
43,293		Home Properties, Inc	2,521
113,430		Hospitality Properties Trust	3,046
573,634		Host Marriott Corp	12,236
30,234	*	Howard Hughes Corp	4,535
41,377		Hudson Pacific Properties	1,020
64,150		Inland Real Estate Corp	636
93,191		Invesco Mortgage Capital, Inc	1,465
80,864		Investors Real Estate Trust	623
64,505	*	iStar Financial, Inc	871
33,460		Jones Lang LaSalle, Inc	4,227
53,389	e	Kennedy-Wilson Holdings, Inc	1,279
62,016		Kilroy Realty Corp	3,686
312,567		Kimco Realty Corp	6,848
24,893		Kite Realty Group Trust	603
79,268		LaSalle Hotel Properties	2,714
156,139	e	Lexington Corporate Properties Trust	1,529
112,029		Liberty Property Trust	3,726
27,155		LTC Properties, Inc	1,002
106,565		Macerich Co	6,802
67,066		Mack-Cali Realty Corp	1,282
130,332		Medical Properties Trust, Inc	1,598
277,088		MFA Mortgage Investments, Inc	2,156
56,685		Mid-America Apartment Communities, Inc	3,721
41,601		Monmouth Real Estate Investment Corp (Class A)	421
25,162		National Health Investors, Inc	1,438
93,219	e	National Retail Properties, Inc	3,223
216,693	e	New Residential Investment Corp	1,263
69,636	e	New York Mortgage Trust, Inc	503
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
133,364	*,e	New York REIT, Inc	$1,371
139,841		NorthStar Realty Finance Corp	2,471
95,375	e	Omega Healthcare Investors, Inc	3,261
9,027		One Liberty Properties, Inc	183
8,338	e	Owens Realty Mortgage, Inc	119
54,080		Parkway Properties, Inc	1,016
48,419		Pebblebrook Hotel Trust	1,808
52,388		Pennsylvania REIT	1,045
57,080		Pennymac Mortgage Investment Trust	1,223
26,500		Physicians Realty Trust	364
116,280	e	Piedmont Office Realty Trust, Inc	2,051
133,412		Plum Creek Timber Co, Inc	5,204
39,530		Post Properties, Inc	2,029
28,544		Potlatch Corp	1,148
377,624		Prologis, Inc	14,236
14,667		PS Business Parks, Inc	1,117
108,020		Public Storage, Inc	17,914
11,900	e	QTS Realty Trust, Inc	361
71,652	e	RAIT Investment Trust	532
49,178		Ramco-Gershenson Properties	799
95,872		Rayonier, Inc	2,985
9,000	e	Re/Max Holdings, Inc	268
110,565	*	Realogy Holdings Corp	4,113
166,550	e	Realty Income Corp	6,794
62,979	e	Redwood Trust, Inc	1,044
69,743		Regency Centers Corp	3,754
88,791	e	Resource Capital Corp	432
57,074		Retail Opportunities Investment Corp	839
173,060		Retail Properties of America, Inc	2,532
21,879		Rexford Industrial Realty, Inc	303
99,184		RLJ Lodging Trust	2,824
27,910	e	Rouse Properties, Inc	451
32,495	e	Ryman Hospitality Properties	1,537
36,029		Sabra Healthcare REIT, Inc	876
6,582		Saul Centers, Inc	308
27,823		Select Income REIT	669
155,150		Senior Housing Properties Trust	3,246
28,907		Silver Bay Realty Trust Corp	469
233,554		Simon Property Group, Inc	38,401
72,320		SL Green Realty Corp	7,327
23,793		Sovran Self Storage, Inc	1,769
302,542		Spirit Realty Capital, Inc	3,319
47,906	*,e	St. Joe Co	955
39,404		STAG Industrial, Inc	816
168,526		Starwood Property Trust, Inc	3,701
29,725		Starwood Waypoint Residential Trust	773
186,899	*	Strategic Hotels & Resorts, Inc	2,177
60,860		Summit Hotel Properties, Inc	656
31,195		Sun Communities, Inc	1,575
139,173		Sunstone Hotel Investors, Inc	1,923
68,504		Tanger Factory Outlet Centers, Inc	2,241
48,485		Taubman Centers, Inc	3,539
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,747	*	Tejon Ranch Co	$329
24,859		Terreno Realty Corp	468
15,107	e	Trade Street Residential, Inc	108
281,289		Two Harbors Investment Corp	2,720
190,771		UDR, Inc	5,199
11,783	e	UMH Properties, Inc	112
7,885		Universal Health Realty Income Trust	329
14,629		Urstadt Biddle Properties, Inc (Class A)	297
221,375		Ventas, Inc	13,714
140,266		Vornado Realty Trust	14,021
117,976		Washington Prime Group, Inc	2,062
50,804		Washington REIT	1,289
92,487		Weingarten Realty Investors	2,913
28,538	e	Western Asset Mortgage Capital Corp	422
398,235		Weyerhaeuser Co	12,688
14,061		Whitestone REIT	196
75,159	e	WP Carey, Inc	4,793
		TOTAL REAL ESTATE	589,804

RETAILING - 4.2%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	106
48,207		Aaron’s, Inc	1,172
55,095	e	Abercrombie & Fitch Co (Class A)	2,002
55,059		Advance Auto Parts, Inc	7,174
29,943	*,e	Aeropostale, Inc	99
282,572	*	Amazon.com, Inc	91,113
146,718	e	American Eagle Outfitters, Inc	2,130
6,968	*	America’s Car-Mart, Inc	276
35,675	*	Ann Taylor Stores Corp	1,467
23,729	*	Asbury Automotive Group, Inc	1,529
97,226	*	Ascena Retail Group, Inc	1,293
11,570	*	Audiovox Corp (Class A)	108
55,182	*	Autonation, Inc	2,776
24,521	*	AutoZone, Inc	12,497
30,948	*	Barnes & Noble, Inc	611
23,033		Bebe Stores, Inc	53
153,961	*,e	Bed Bath & Beyond, Inc	10,135
215,572		Best Buy Co, Inc	7,241
14,390		Big 5 Sporting Goods Corp	135
43,237		Big Lots, Inc	1,861
6,861	*	Blue Nile, Inc	196
9,116	e	Bon-Ton Stores, Inc	76
32,106		Brown Shoe Co, Inc	871
21,122	e	Buckle, Inc	959
8,786	*	Build-A-Bear Workshop, Inc	115
21,674	*	Burlington Stores, Inc	864
37,763	*,e	Cabela’s, Inc	2,224
167,070	*	Carmax, Inc	7,760
21,208		Cato Corp (Class A)	731
116,119		Chico’s FAS, Inc	1,715
15,377		Children’s Place Retail Stores, Inc	733
33,880	*	Christopher & Banks Corp	335
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,466	*	Citi Trends, Inc	$187
20,933	*,e	Conn’s, Inc	634
11,400	*,e	Container Store Group, Inc	248
19,468		Core-Mark Holding Co, Inc	1,033
8,764	*,e	Coupons.com, Inc	105
57,355		CST Brands, Inc	2,062
10,433		Destination Maternity Corp	161
32,976	*	Destination XL Group, Inc	156
74,068		Dick’s Sporting Goods, Inc	3,250
19,360		Dillard’s, Inc (Class A)	2,110
232,829	*	Dollar General Corp	14,228
154,816	*	Dollar Tree, Inc	8,681
54,370		DSW, Inc (Class A)	1,637
76,656		Expedia, Inc	6,717
64,933	*	Express Parent LLC	1,014
72,348	e	Family Dollar Stores, Inc	5,588
37,259		Finish Line, Inc (Class A)	933
36,992	*,e	Five Below, Inc	1,465
110,512		Foot Locker, Inc	6,150
26,659	*	Francesca’s Holdings Corp	371
29,664		Fred’s, Inc (Class A)	415
13,967	*	FTD Cos, Inc	476
11,720	*	Gaiam, Inc (Class A)	86
86,754	e	GameStop Corp (Class A)	3,574
200,247		Gap, Inc	8,348
17,487	*	Genesco, Inc	1,307
115,532		Genuine Parts Co	10,133
69,032		GNC Holdings, Inc	2,674
18,255		Group 1 Automotive, Inc	1,327
355,763	*,e	Groupon, Inc	2,377
44,451		Guess?, Inc	977
16,062		Haverty Furniture Cos, Inc	350
12,065	*,e	HHgregg, Inc	76
18,371	*,e	Hibbett Sports, Inc	783
1,028,640		Home Depot, Inc	94,367
70,903	*	HomeAway, Inc	2,517
25,591		HSN, Inc	1,571
212,337	*,e	JC Penney Co, Inc	2,132
8,801	*	Kirkland’s, Inc	142
156,273		Kohl’s Corp	9,537
182,518		L Brands, Inc	12,225
12,586	*,e	Lands’ End, Inc	518
369,771	*	Liberty Interactive Corp	10,546
55,902	*	Liberty TripAdvisor Holdings, Inc	1,895
55,902	*	Liberty Ventures	2,122
16,930		Lithia Motors, Inc (Class A)	1,281
229,339	*	LKQ Corp	6,098
766,600		Lowe’s Companies, Inc	40,568
21,092	*,e	Lumber Liquidators, Inc	1,210
272,354		Macy’s, Inc	15,846
16,477	*	MarineMax, Inc	278
10,302	*,e	Mattress Firm Holding Corp	619
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
36,113		Men’s Wearhouse, Inc	$1,705
21,100	*	Michaels Cos, Inc	369
24,581	e	Monro Muffler, Inc	1,193
34,348	*	Murphy USA, Inc	1,823
45,145	*	NetFlix, Inc	20,369
13,306	*	New York & Co, Inc	40
105,087		Nordstrom, Inc	7,185
20,499		Nutri/System, Inc	315
405,707	*	Office Depot, Inc	2,085
38,429	*	Orbitz Worldwide, Inc	302
79,576	*	O’Reilly Automotive, Inc	11,965
15,915	*,e	Outerwall, Inc	893
8,893	*,e	Overstock.com, Inc	150
35,100	*	Pacific Sunwear Of California, Inc	63
31,428		Penske Auto Group, Inc	1,276
40,957	*	PEP Boys - Manny Moe & Jack	365
8,150	e	PetMed Express, Inc	111
74,866		Petsmart, Inc	5,247
72,685		Pier 1 Imports, Inc	864
38,794	*	Priceline.com, Inc	44,946
40,660		Rent-A-Center, Inc	1,234
23,643	*,e	Restoration Hardware Holdings, Inc	1,881
23,188	*,e	RetailMeNot, Inc	375
159,274		Ross Stores, Inc	12,038
123,310	*	Sally Beauty Holdings, Inc	3,375
20,377	*,e	Sears Holdings Corp	514
9,044	*,e	Sears Hometown and Outlet Stores, Inc	140
42,473	*	Select Comfort Corp	889
10,447		Shoe Carnival, Inc	186
29,418	*	Shutterfly, Inc	1,434
60,439		Signet Jewelers Ltd	6,885
29,758		Sonic Automotive, Inc (Class A)	729
7,767	*,e	Sportsman’s Warehouse Holdings, Inc	52
25,073		Stage Stores, Inc	429
489,977		Staples, Inc	5,929
17,973		Stein Mart, Inc	208
9,938		Systemax, Inc	124
476,367		Target Corp	29,859
84,264		Tiffany & Co	8,115
21,071	*,e	Tile Shop Holdings, Inc	195
6,790	*	Tilly’s, Inc	51
526,642		TJX Companies, Inc	31,161
104,668		Tractor Supply Co	6,438
83,948	*	TripAdvisor, Inc	7,675
32,864	*	Tuesday Morning Corp	638
48,392	*	Ulta Salon Cosmetics & Fragrance, Inc	5,718
81,376	*	Urban Outfitters, Inc	2,987
29,701	*	Valuevision International, Inc (Class A)	152
22,533	*	Vitamin Shoppe, Inc	1,000
11,292	*	West Marine, Inc	102
29,100	*	WEX, Inc	3,210
71,021		Williams-Sonoma, Inc	4,728
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
1,945		Winmark Corp	$143
10,200	*,e	zulily, Inc	386
15,828	*	Zumiez, Inc	445
		TOTAL RETAILING	694,153

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
29,482	*	Advanced Energy Industries, Inc	554
474,503	*,e	Advanced Micro Devices, Inc	1,618
11,245	*	Alpha & Omega Semiconductor Ltd	106
237,344		Altera Corp	8,492
21,591	*,e	Ambarella, Inc	943
64,371	*	Amkor Technology, Inc	541
233,106		Analog Devices, Inc	11,536
914,892		Applied Materials, Inc	19,771
59,771	*,e	Applied Micro Circuits Corp	418
317,173	*	Atmel Corp	2,563
7,201	*,e	Audience, Inc	53
188,674		Avago Technologies Ltd	16,415
83,398	*	Axcelis Technologies, Inc	166
402,315		Broadcom Corp (Class A)	16,262
52,087		Brooks Automation, Inc	547
17,924	*	Cabot Microelectronics Corp	743
9,758	*	Cascade Microtech, Inc	99
38,988	*	Cavium Networks, Inc	1,939
18,075	*	Ceva, Inc	243
47,684	*	Cirrus Logic, Inc	994
18,761		Cohu, Inc	225
92,344	*,e	Cree, Inc	3,781
118,022	e	Cypress Semiconductor Corp	1,165
28,713	*	Diodes, Inc	687
21,955	*	DSP Group, Inc	195
105,554	*	Entegris, Inc	1,214
68,235	*	Entropic Communications, Inc	181
28,026	*	Exar Corp	251
95,996	*	Fairchild Semiconductor International, Inc	1,491
53,360	*	First Solar, Inc	3,512
40,961	*	Formfactor, Inc	294
79,359	*,e	Freescale Semiconductor Holdings Ltd	1,550
106,648	*,e	GT Solar International, Inc	1,155
23,492	*	Inphi Corp	338
100,476	*	Integrated Device Technology, Inc	1,603
19,660		Integrated Silicon Solution, Inc	270
3,744,200		Intel Corp	130,373
52,511	*	International Rectifier Corp	2,060
94,162		Intersil Corp (Class A)	1,338
16,725		IXYS Corp	176
124,616		Kla-Tencor Corp	9,817
50,517	*	Kopin Corp	172
122,876		Lam Research Corp	9,179
90,159	*	Lattice Semiconductor Corp	676
178,347		Linear Technology Corp	7,917
7,685	*	MA-COM Technology Solutions	168
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
299,774		Marvell Technology Group Ltd	$4,041
214,026		Maxim Integrated Products, Inc	6,472
17,709	*	MaxLinear, Inc	122
40,439		Micrel, Inc	486
150,135	e	Microchip Technology, Inc	7,091
807,280	*	Micron Technology, Inc	27,657
70,791	*	Microsemi Corp	1,799
40,466		MKS Instruments, Inc	1,351
28,065		Monolithic Power Systems, Inc	1,236
18,167	*	Nanometrics, Inc	274
3,184	*	NVE Corp	205
422,848		Nvidia Corp	7,802
40,842	*	Omnivision Technologies, Inc	1,081
331,808	*	ON Semiconductor Corp	2,966
23,357	*	PDF Solutions, Inc	294
20,104	*	Peregrine Semiconductor Corp	249
19,298	*	Pericom Semiconductor Corp	188
46,544	*	Photronics, Inc	375
130,681	*	PMC - Sierra, Inc	975
22,927		Power Integrations, Inc	1,236
40,327	*,e	QuickLogic Corp	121
84,186	*	Rambus, Inc	1,051
216,856	*,e	RF Micro Devices, Inc	2,502
19,674	*,e	Rubicon Technology, Inc	84
25,190	*	Rudolph Technologies, Inc	228
51,093	*	Semtech Corp	1,387
56,384	*	Silicon Image, Inc	284
32,688	*	Silicon Laboratories, Inc	1,328
143,527		Skyworks Solutions, Inc	8,332
45,610	*	Spansion, Inc	1,039
203,017	*	SunEdison, Inc	3,833
34,481	*,e	SunPower Corp	1,168
145,162		Teradyne, Inc	2,815
40,116		Tessera Technologies, Inc	1,066
811,842		Texas Instruments, Inc	38,717
129,862	*	Triquint Semiconductor, Inc	2,476
17,159	*	Ultra Clean Holdings	154
21,651	*	Ultratech, Inc	493
29,696	*,e	Veeco Instruments, Inc	1,038
38,295	*	Vitesse Semiconductor Corp	138
37,527	*	Xcerra Corp	367
200,711		Xilinx, Inc	8,500
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	406,812

SOFTWARE & SERVICES - 10.4%
9,048	*,e	A10 Networks, Inc	82
475,301		Accenture plc	38,652
90,744	*	ACI Worldwide, Inc	1,702
375,205		Activision Blizzard, Inc	7,801
40,528	*	Actuate Corp	158
57,158	*	Acxiom Corp	946
374,941	*	Adobe Systems, Inc	25,942
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
39,195		Advent Software, Inc	$1,237
7,597	*,e	Aerohive Networks, Inc	61
134,169	*	Akamai Technologies, Inc	8,023
40,820	*	Alliance Data Systems Corp	10,134
6,591	*,e	Amber Road, Inc	114
119,106		Amdocs Ltd	5,465
15,720	*	American Software, Inc (Class A)	139
32,146	*,e	Angie’s List, Inc	205
69,925	*	Ansys, Inc	5,291
61,041		AOL, Inc	2,744
71,089	*	Aspen Technology, Inc	2,681
172,342	*	Autodesk, Inc	9,496
361,911		Automatic Data Processing, Inc	30,068
25,053	*	AVG Technologies NV	415
50,870	*	Bankrate, Inc	578
5,965	*	Barracuda Networks, Inc	153
36,867	*	Bazaarvoice, Inc	272
2,542	*,e	Benefitfocus, Inc	69
35,258		Blackbaud, Inc	1,385
38,269	*	Blackhawk Network Holdings, Inc	1,240
30,473	*	Blucora, Inc	464
55,821		Booz Allen Hamilton Holding Co	1,306
4,804	*,e	Borderfree, Inc	62
29,562	*	Bottomline Technologies, Inc	816
20,694	*	Brightcove, Inc	115
92,422		Broadridge Financial Solutions, Inc	3,848
20,308	*	BroadSoft, Inc	427
241,769		CA, Inc	6,755
17,259	*	CACI International, Inc (Class A)	1,230
219,174	*	Cadence Design Systems, Inc	3,772
35,036	*	Callidus Software, Inc	421
13,412	*	Carbonite, Inc	137
33,955	*	Cardtronics, Inc	1,195
5,000	*,e	Care.com, Inc	41
7,744		Cass Information Systems, Inc	321
15,814	*,e	ChannelAdvisor Corp	259
52,926	*	Ciber, Inc	182
123,631	*	Citrix Systems, Inc	8,820
457,674	*	Cognizant Technology Solutions Corp (Class A)	20,490
35,374	*	Commvault Systems, Inc	1,783
108,985		Computer Sciences Corp	6,664
11,045		Computer Task Group, Inc	123
163,806		Compuware Corp	1,738
27,099	*	comScore, Inc	987
16,654	*	Comverse, Inc	372
36,166	*,e	Concur Technologies, Inc	4,587
23,960	*	Constant Contact, Inc	650
76,457		Convergys Corp	1,362
50,676	*	Conversant, Inc	1,736
40,208	*	Cornerstone OnDemand, Inc	1,384
21,672	*	CoStar Group, Inc	3,371
27,701		CSG Systems International, Inc	728
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
13,746	*,e	Cvent, Inc	$349
20,584	*,e	Cyan, Inc	64
11,133	*	Datalink Corp	118
40,435	*	DealerTrack Holdings, Inc	1,755
4,552	*	Demand Media, Inc	40
22,223	*,e	Demandware, Inc	1,132
37,330	*	Dice Holdings, Inc	313
27,690	*	Digital River, Inc	402
5,437		DMRC Corp	113
23,466		DST Systems, Inc	1,969
17,491	*,e	E2open, Inc	163
82,942		EarthLink Holdings Corp	284
952,477	*	eBay, Inc	53,939
15,000		Ebix, Inc	213
238,218	*	Electronic Arts, Inc	8,483
20,207	*	Ellie Mae, Inc	659
21,956	*,e	Endurance International Group Holdings, Inc	357
20,747	*,e	EnerNOC, Inc	352
25,859	*	Envestnet, Inc	1,164
25,200	*	EPAM Systems, Inc	1,104
25,591		EPIQ Systems, Inc	449
3,943		ePlus, Inc	221
38,050	*	Equinix, Inc	8,085
37,881	*	Euronet Worldwide, Inc	1,810
45,179		EVERTEC, Inc	1,009
5,306	*,e	Everyday Health, Inc	74
24,918	*	ExlService Holdings, Inc	608
1,485,045	*	Facebook, Inc	117,378
31,946	e	Factset Research Systems, Inc	3,882
26,950		Fair Isaac Corp	1,485
217,790		Fidelity National Information Services, Inc	12,262
64,915	*,e	FireEye, Inc	1,984
71,017	*	First American Corp	1,922
188,045	*	Fiserv, Inc	12,154
9,532	*,e	Five9, Inc	62
62,803	*	FleetCor Technologies, Inc	8,926
28,477	*,e	FleetMatics Group plc	869
11,266		Forrester Research, Inc	415
103,474	*	Fortinet, Inc	2,614
68,004	*	Gartner, Inc	4,996
122,107	*	Genpact Ltd	1,993
19,206	*,m	Gerber Scientific, Inc	0^
18,635	*,e	Gigamon, Inc	195
51,313	*	Global Cash Access, Inc	346
28,415	*	Global Eagle Entertainment, Inc	319
54,688		Global Payments, Inc	3,822
69,701	*,e	Glu Mobile, Inc	360
42,541	*,e	Gogo, Inc	717
213,618	*	Google, Inc	123,335
211,120	*	Google, Inc (Class A)	124,225
6,976	*,e	GrubHub, Inc	239
9,950	*	GTT Communications, Inc	119
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,927	*,e	Guidance Software, Inc	$67
51,316	*	Guidewire Software, Inc	2,275
28,793		Hackett Group, Inc	172
28,656	e	Heartland Payment Systems, Inc	1,367
23,633	*	Higher One Holdings, Inc	58
56,348		IAC/InterActiveCorp	3,713
27,237	*	iGate Corp	1,000
15,425	*,e	Imperva, Inc	443
37,980	*	Infoblox, Inc	560
82,708	*	Informatica Corp	2,832
25,780	*	Information Services Group, Inc	98
12,605	*	Interactive Intelligence, Inc	527
40,309	*	Internap Network Services Corp	278
711,497		International Business Machines Corp	135,063
213,644		Intuit, Inc	18,726
36,074	e	j2 Global, Inc	1,781
63,715		Jack Henry & Associates, Inc	3,546
30,270	*	Jive Software, Inc	176
19,259	*	Knot, Inc	216
56,344	*,e	Kofax Ltd	436
49,809		Leidos Holdings, Inc	1,710
50,961	*	Limelight Networks, Inc	119
78,486	*	LinkedIn Corp	16,309
44,720	*	Lionbridge Technologies	201
19,090	*,e	Liquidity Services, Inc	263
40,701	*	Liveperson, Inc	512
18,232	*	LogMeIn, Inc	840
5,938	*	Luxoft Holding, Inc	221
13,813	*	magicJack VocalTec Ltd	136
56,909	*	Manhattan Associates, Inc	1,902
18,418		Mantech International Corp (Class A)	496
25,119		Marchex, Inc (Class B)	104
20,549	*	Marin Software, Inc	177
19,466	*,e	Marketo, Inc	629
756,154		Mastercard, Inc (Class A)	55,895
7,815	*,e	Mavenir Systems, Inc	98
51,764		MAXIMUS, Inc	2,077
73,403		Mentor Graphics Corp	1,504
6,213,170		Microsoft Corp	288,043
6,844	*	MicroStrategy, Inc (Class A)	895
56,010	*,e	Millennial Media, Inc	104
9,450	*	MobileIron, Inc	105
14,483	*	Model N, Inc	143
33,165	*,e	ModusLink Global Solutions, Inc	118
22,389	*	MoneyGram International, Inc	281
29,292		Monotype Imaging Holdings, Inc	830
70,908	*	Monster Worldwide, Inc	390
29,335	*	Move, Inc	615
28,739	*	Netscout Systems, Inc	1,316
31,367	*,e	NetSuite, Inc	2,809
42,216	*,e	NeuStar, Inc (Class A)	1,048
48,579		NIC, Inc	837
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
199,552	*	Nuance Communications, Inc	$3,076
5,741	*,e	OPOWER, Inc	108
2,470,421		Oracle Corp	94,568
155,524	*	Pandora Media, Inc	3,757
7,197	*	Park City Group, Inc	71
244,849		Paychex, Inc	10,822
4,481	*,e	Paycom Software, Inc	74
24,918		Pegasystems, Inc	476
25,493	*	Perficient, Inc	382
22,039	*	PRG-Schultz International, Inc	129
38,760	*	Progress Software Corp	927
27,964	*	Proofpoint, Inc	1,039
17,256	*	PROS Holdings, Inc	435
90,859	*	PTC, Inc	3,353
7,544	*,e	Q2 Holdings, Inc	106
3,320		QAD, Inc (Class A)	62
65,926	*	QLIK Technologies, Inc	1,783
15,315	*	Qualys, Inc	407
20,643	*	QuinStreet, Inc	86
86,647	*	Rackspace Hosting, Inc	2,820
9,374	*,e	Rally Software Development Corp	113
18,038	*	RealNetworks, Inc	125
39,496	*,e	RealPage, Inc	612
142,700	*	Red Hat, Inc	8,013
6,528		Reis, Inc	154
4,552	*	Rightside Group Ltd	44
13,745	*,e	Rocket Fuel, Inc	217
15,279	*	Rosetta Stone, Inc	123
71,644	*	Rovi Corp	1,415
5,726	*,e	Rubicon Project, Inc	67
31,508	e	Sabre Corp	564
462,497	*	Salesforce.com, Inc	26,607
13,536		Sapiens International Corp NV	100
85,802	*	Sapient Corp	1,201
31,732		Science Applications International Corp	1,404
21,075	*	Sciquest, Inc	317
24,634	*	Seachange International, Inc	171
109,169	*	ServiceNow, Inc	6,417
46,932	*,e	ServiceSource International LLC	152
11,435	*,e	Shutterstock, Inc	816
26,176	*,e	Silver Spring Networks, Inc	253
49,819	*	SolarWinds, Inc	2,095
52,358		Solera Holdings, Inc	2,951
89,484	*	Splunk, Inc	4,954
11,456	*	SPS Commerce, Inc	609
51,412	*	SS&C Technologies Holdings, Inc	2,256
11,136	*	Stamps.com, Inc	354
31,978	*	Sykes Enterprises, Inc	639
523,647		Symantec Corp	12,311
26,622	*	Synchronoss Technologies, Inc	1,219
117,306	*	Synopsys, Inc	4,656
11,627	*	Syntel, Inc	1,023
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
34,637	*	TA Indigo Holding Corp	$281
28,745	*	Tableau Software, Inc	2,088
72,182	*	Take-Two Interactive Software, Inc	1,665
29,444	*	Tangoe, Inc	399
12,153	*	TechTarget, Inc	104
24,938	*	TeleCommunication Systems, Inc (Class A)	70
12,644	*	TeleNav, Inc	85
13,212	*	TeleTech Holdings, Inc	325
119,632	*	Teradata Corp	5,015
14,409	*,e	Textura Corp	380
124,754	*	TIBCO Software, Inc	2,948
87,562	*	TiVo, Inc	1,120
126,792		Total System Services, Inc	3,926
6,116	*	Travelzoo, Inc	95
25,168	*,e	Tremor Video, Inc	59
6,295	*,e	TrueCar, Inc	113
28,133	*,e	Trulia, Inc	1,376
360,606	*	Twitter, Inc	18,600
24,991	*	Tyler Technologies, Inc	2,209
21,521	*	Ultimate Software Group, Inc	3,045
38,674	*	Unisys Corp	905
68,687	*	Unwired Planet, Inc	128
94,253	*	Vantiv, Inc	2,912
3,865	*,e	Varonis Systems, Inc	82
19,828	*	Vasco Data Security International	372
84,224	*	VeriFone Systems, Inc	2,896
41,214	*	Verint Systems, Inc	2,292
91,214	*,e	VeriSign, Inc	5,028
32,131	*,e	VirnetX Holding Corp	193
19,493	*	Virtusa Corp	693
377,303		Visa, Inc (Class A)	80,505
24,953	*,e	VistaPrint Ltd	1,367
66,416	*	VMware, Inc (Class A)	6,233
49,370	*,e	Vringo, Inc	47
28,678	*,e	WebMD Health Corp (Class A)	1,199
36,917	*	Website Pros, Inc	737
407,229	e	Western Union Co	6,532
9,100	*,e	Wix.com Ltd	148
70,957	*	Workday, Inc	5,854
883,916		Xerox Corp	11,694
23,310	*	Xoom Corp	512
758,669	*	Yahoo!, Inc	30,916
37,978	*,e	Yelp, Inc	2,592
14,220	*,e	YuMe, Inc	71
8,238	*,e	Zendesk, Inc	178
23,203	*,e	Zillow, Inc	2,691
47,197	*	Zix Corp	161
534,906	*	Zynga, Inc	1,444
		TOTAL SOFTWARE & SERVICES	1,713,826

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
83,151	*,e	3D Systems Corp	3,856
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
45,260		Adtran, Inc	$929
18,766	*	Agilysys, Inc	220
9,098	e	Alliance Fiber Optic Products, Inc	113
117,963		Amphenol Corp (Class A)	11,780
20,525		Anixter International, Inc	1,741
4,535,150		Apple, Inc	456,916
11,231	*	Applied Optoelectronics, Inc	181
4,588	*	Arista Networks, Inc	405
95,409	*	ARRIS Group, Inc	2,705
75,366	*	Arrow Electronics, Inc	4,172
80,354	*	Aruba Networks, Inc	1,734
104,137		Avnet, Inc	4,322
34,410		AVX Corp	457
11,475		Badger Meter, Inc	579
7,316		Bel Fuse, Inc (Class B)	181
33,137		Belden CDT, Inc	2,121
40,623	*	Benchmark Electronics, Inc	902
12,526		Black Box Corp	292
72,862	*,e	Bookham, Inc	104
330,434		Brocade Communications Systems, Inc	3,592
26,799	*,e	CalAmp Corp	472
28,887	*	Calix Networks, Inc	276
65,847		CDW Corp	2,045
30,668	*	Checkpoint Systems, Inc	375
77,250	*,e	Ciena Corp	1,292
3,853,056		Cisco Systems, Inc	96,982
8,964	*,e	Clearfield, Inc	114
65,532		Cognex Corp	2,639
19,403		Coherent, Inc	1,191
47,048	*	CommScope Holding Co, Inc	1,125
11,551		Comtech Telecommunications Corp	429
8,410	*,e	Control4 Corp	109
986,772		Corning, Inc	19,084
29,620	*,e	Cray, Inc	777
23,637		CTS Corp	376
16,074	*,e	CUI Global, Inc	116
27,847		Daktronics, Inc	342
47,853		Diebold, Inc	1,690
18,652	*	Digi International, Inc	140
34,151	e	Dolby Laboratories, Inc (Class A)	1,427
46,638	*,e	Dot Hill Systems Corp	176
16,172	*	DTS, Inc	408
13,533	*,e	Eastman Kodak Co	297
32,770	*	EchoStar Corp (Class A)	1,598
11,677		Electro Rent Corp	161
17,062		Electro Scientific Industries, Inc	116
35,264	*	Electronics for Imaging, Inc	1,558
1,538,771		EMC Corp	45,024
65,177	*	Emulex Corp	322
79,396	*	Extreme Networks, Inc	380
57,317	*	F5 Networks, Inc	6,806
26,560	*	Fabrinet	388
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,851	*	FARO Technologies, Inc	$652
32,068		FEI Co	2,419
73,430	*,e	Finisar Corp	1,221
104,966		Flir Systems, Inc	3,290
20,123	*	GSI Group, Inc	231
85,574	*	Harmonic, Inc	543
79,176		Harris Corp	5,257
1,427,559		Hewlett-Packard Co	50,636
21,661	*	Immersion Corp	186
88,583	*	Infinera Corp	945
116,956	*	Ingram Micro, Inc (Class A)	3,019
32,646	*	Insight Enterprises, Inc	739
31,229	e	InterDigital, Inc	1,244
17,622	*	Intevac, Inc	118
53,770	*,e	InvenSense, Inc	1,061
24,446	e	IPG Photonics Corp	1,681
31,091	*	Itron, Inc	1,222
43,041	*	Ixia	393
154,194		Jabil Circuit, Inc	3,110
176,416	*	JDS Uniphase Corp	2,258
358,956		Juniper Networks, Inc	7,951
33,781	*	Kemet Corp	139
64,648	*,e	Knowles Corp	1,713
10,929	*	KVH Industries, Inc	124
48,008		Lexmark International, Inc (Class A)	2,040
17,104		Littelfuse, Inc	1,457
22,942	*,e	Maxwell Technologies, Inc	200
11,532	*	Measurement Specialties, Inc	987
23,128	*	Mercury Computer Systems, Inc	255
1,988		Mesa Laboratories, Inc	115
28,385		Methode Electronics, Inc	1,047
167,793		Motorola, Inc	10,618
12,135		MTS Systems Corp	828
9,079	*	Multi-Fineline Electronix, Inc	85
75,087		National Instruments Corp	2,322
127,136	*	NCR Corp	4,248
248,507		NetApp, Inc	10,676
28,803	*	Netgear, Inc	900
27,910	*	Newport Corp	495
6,210	*,e	Nimble Storage, Inc	161
10,650	*	Numerex Corp	112
15,398		Oplink Communications, Inc	259
14,702	*	OSI Systems, Inc	933
39,302	*	Palo Alto Networks, Inc	3,856
18,452		Park Electrochemical Corp	435
68,401	*,e	Parkervision, Inc	78
6,868		PC Connection, Inc	147
31,900		Plantronics, Inc	1,524
25,402	*	Plexus Corp	938
104,359	*	Polycom, Inc	1,282
16,952	*,e	Procera Networks, Inc	162
73,291	*	QLogic Corp	671
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
1,269,544		Qualcomm, Inc	$94,924
171,155	*,e	Quantum Corp	199
36,008	*,e	RealD, Inc	337
124,087	*	Riverbed Technology, Inc	2,301
21,664	*	Rofin-Sinar Technologies, Inc	500
13,791	*	Rogers Corp	755
48,685	*	Ruckus Wireless, Inc	650
170,395		SanDisk Corp	16,690
61,646	*	Sanmina Corp	1,286
22,159	*	Scansource, Inc	766
43,182	*	ShoreTel, Inc	287
25,143	*,e	Silicon Graphics International Corp	232
187,540	*	Sonus Networks, Inc	641
29,279	*,e	Speed Commerce, Inc	81
37,383	*,e	Stratasys Ltd	4,515
25,994	*	Super Micro Computer, Inc	765
27,223	*	Synaptics, Inc	1,993
21,522	*	SYNNEX Corp	1,391
28,651	*	Tech Data Corp	1,686
3,883		Tessco Technologies, Inc	113
197,674	*	Trimble Navigation Ltd	6,029
41,884	*	TTM Technologies, Inc	285
21,543	e	Ubiquiti Networks, Inc	809
29,474	*,e	Universal Display Corp	962
31,477	*,e	Viasat, Inc	1,735
3,408	*	Viasystems Group, Inc	54
60,568	*,e	Violin Memory, Inc	295
100,754		Vishay Intertechnology, Inc	1,440
9,508	*	Vishay Precision Group, Inc	142
161,050		Western Digital Corp	15,673
38,765	*	Zebra Technologies Corp (Class A)	2,751
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	982,807

TELECOMMUNICATION SERVICES - 2.2%
66,124	*	8x8, Inc	442
3,904,000		AT&T, Inc	137,577
7,918		Atlantic Tele-Network, Inc	427
12,079	*	Boingo Wireless, Inc	86
432,093		CenturyTel, Inc	17,668
149,815	*	Cincinnati Bell, Inc	505
35,274		Cogent Communications Group, Inc	1,186
30,479	e	Consolidated Communications Holdings, Inc	764
10,686	e	Enventis Corp	194
16,551	*	Fairpoint Communications, Inc	251
762,890	e	Frontier Communications Corp	4,966
24,304	*	General Communication, Inc (Class A)	265
206,831	*,e	Globalstar, Inc	757
7,568	*,e	Hawaiian Telcom Holdco, Inc	194
10,513		IDT Corp (Class B)	169
45,794	*	inContact, Inc	398
25,073		Inteliquent, Inc	312
20,308	*	Intelsat S.A.	348
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
60,764	*,e	Iridium Communications, Inc	$538
135,750	*	Level 3 Communications, Inc	6,208
11,759		Lumos Networks Corp	191
11,759	e	NTELOS Holdings Corp	125
28,044	*	Orbcomm, Inc	161
42,630	*	Premiere Global Services, Inc	510
21,474	*,e	RingCentral, Inc	273
97,128	*	SBA Communications Corp (Class A)	10,772
18,151		Shenandoah Telecom Co	450
18,421		Spok Holdings, Inc	240
551,084	*,e	Sprint Corp	3,494
64,768		Telephone & Data Systems, Inc	1,552
201,000		T-Mobile US, Inc	5,803
104,168	*	tw telecom inc (Class A)	4,334
9,529		US Cellular Corp	338
3,114,762		Verizon Communications, Inc	155,707
119,221	*	Vonage Holdings Corp	391
459,835	e	Windstream Holdings, Inc	4,957
		TOTAL TELECOMMUNICATION SERVICES	362,553

TRANSPORTATION - 2.3%
44,655	*	Air Transport Services Group, Inc	325
104,160		Alaska Air Group, Inc	4,535
10,384		Allegiant Travel Co	1,284
5,591		Amerco, Inc	1,464
544,344		American Airlines Group, Inc	19,313
19,331		Arkansas Best Corp	721
19,165	*	Atlas Air Worldwide Holdings, Inc	633
79,796	*	Avis Budget Group, Inc	4,380
37,980	e	Baltic Trading Ltd	157
16,346		Celadon Group, Inc	318
112,465		CH Robinson Worldwide, Inc	7,459
42,760		Con-Way, Inc	2,031
24,453		Copa Holdings S.A. (Class A)	2,624
756,550		CSX Corp	24,255
637,685		Delta Air Lines, Inc	23,052
17,462	*	Echo Global Logistics, Inc	411
149,461		Expeditors International of Washington, Inc	6,065
222,606		FedEx Corp	35,940
22,919		Forward Air Corp	1,027
37,277	*	Genesee & Wyoming, Inc (Class A)	3,553
34,479	*,e	Hawaiian Holdings, Inc	464
41,206		Heartland Express, Inc	987
339,163	*	Hertz Global Holdings, Inc	8,611
28,105	*	Hub Group, Inc (Class A)	1,139
4,290		International Shipholding Corp	77
69,164		J.B. Hunt Transport Services, Inc	5,122
184,047	*,e	JetBlue Airways Corp	1,955
82,978		Kansas City Southern Industries, Inc	10,057
42,550	*	Kirby Corp	5,014
45,057		Knight Transportation, Inc	1,234
24,864		Knightsbridge Tankers Ltd	220
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
33,831		Landstar System, Inc	$2,442
17,739		Marten Transport Ltd	316
32,238		Matson, Inc	807
60,245		Navios Maritime Holdings, Inc	361
233,250		Norfolk Southern Corp	26,031
47,554	*	Old Dominion Freight Line	3,359
2,470	*	PAM Transportation Services, Inc	90
6,136		Park-Ohio Holdings Corp	294
4,942	*	Patriot Transportation Holding, Inc	168
20,803	*	Quality Distribution, Inc	266
36,815	*	Republic Airways Holdings, Inc	409
20,933	*	Roadrunner Transportation Services Holdings, Inc	477
40,345		Ryder System, Inc	3,630
30,068		Safe Bulkers, Inc	200
18,094	*	Saia, Inc	897
102,799	*	Scorpio Bulkers, Inc	598
40,260		Skywest, Inc	313
519,579		Southwest Airlines Co	17,546
55,048	*	Spirit Airlines, Inc	3,806
63,781	*	Swift Transportation Co, Inc	1,338
282,381	*	UAL Corp	13,213
14,027	*	Ultrapetrol Bahamas Ltd	44
681,313		Union Pacific Corp	73,868
533,210		United Parcel Service, Inc (Class B)	52,409
3,884		Universal Truckload Services, Inc	94
4,427	*,e	USA Truck, Inc	78
69,158	e	UTI Worldwide, Inc	735
34,798		Werner Enterprises, Inc	877
34,408	*	Wesco Aircraft Holdings, Inc	599
40,094	*,e	XPO Logistics, Inc	1,510
23,809	*	YRC Worldwide, Inc	484
		TOTAL TRANSPORTATION	381,686

UTILITIES - 3.0%
15,035	*	Abengoa Yield plc	535
497,334		AES Corp	7,052
90,267		AGL Resources, Inc	4,634
32,016		Allete, Inc	1,421
84,216		Alliant Energy Corp	4,666
184,363		Ameren Corp	7,067
367,101		American Electric Power Co, Inc	19,166
29,456		American States Water Co	896
134,451		American Water Works Co, Inc	6,485
134,973		Aqua America, Inc	3,176
4,909		Artesian Resources Corp	99
108,646	e	Atlantic Power Corp	259
69,174		Atmos Energy Corp	3,300
45,672		Avista Corp	1,394
33,522		Black Hills Corp	1,605
35,650		California Water Service Group	800
306,005	*	Calpine Corp	6,640
325,746		Centerpoint Energy, Inc	7,971
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,591		Chesapeake Utilities Corp	$483
46,444		Cleco Corp	2,236
203,302		CMS Energy Corp	6,030
8,405		Connecticut Water Service, Inc	273
220,291		Consolidated Edison, Inc	12,482
438,116		Dominion Resources, Inc	30,269
131,757		DTE Energy Co	10,024
531,944		Duke Energy Corp	39,773
76,383	*	Dynegy, Inc	2,204
246,110		Edison International	13,762
30,616		El Paso Electric Co	1,119
33,239	e	Empire District Electric Co	803
135,237		Entergy Corp	10,458
647,818		Exelon Corp	22,084
318,220		FirstEnergy Corp	10,683
117,135		Great Plains Energy, Inc	2,831
73,366	e	Hawaiian Electric Industries, Inc	1,948
38,056		Idacorp, Inc	2,040
59,780		Integrys Energy Group, Inc	3,875
118,947		ITC Holdings Corp	4,238
24,878		Laclede Group, Inc	1,154
144,429		MDU Resources Group, Inc	4,017
26,250		MGE Energy, Inc	978
11,759		Middlesex Water Co	230
55,740		National Fuel Gas Co	3,901
31,721		New Jersey Resources Corp	1,602
328,524		NextEra Energy, Inc	30,842
237,792		NiSource, Inc	9,745
239,428		Northeast Utilities	10,607
22,143	e	Northwest Natural Gas Co	936
27,832		NorthWestern Corp	1,262
245,109		NRG Energy, Inc	7,471
17,100		NRG Yield, Inc	805
150,808		OGE Energy Corp	5,597
39,547		ONE Gas, Inc	1,355
13,917	e	Ormat Technologies, Inc	366
27,545		Otter Tail Corp	735
29,866		Pattern Energy Group, Inc	923
189,953		Pepco Holdings, Inc	5,083
351,902		PG&E Corp	15,850
60,614		Piedmont Natural Gas Co, Inc	2,032
83,775		Pinnacle West Capital Corp	4,577
60,937		PNM Resources, Inc	1,518
58,032		Portland General Electric Co	1,864
475,149		PPL Corp	15,604
384,444		Public Service Enterprise Group, Inc	14,317
130,852		Questar Corp	2,917
104,149		SCANA Corp	5,167
184,580		Sempra Energy	19,451
12,005		SJW Corp	323
24,625		South Jersey Industries, Inc	1,314
665,012		Southern Co	29,028
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
34,400		Southwest Gas Corp	$1,671
163,004		TECO Energy, Inc	2,833
17,533	*	TerraForm Power, Inc	506
128,103		UGI Corp	4,367
43,076		UIL Holdings Corp	1,525
10,272		Unitil Corp	319
62,331		Vectren Corp	2,487
96,665	e	Westar Energy, Inc	3,298
39,376		WGL Holdings, Inc	1,659
170,964	e	Wisconsin Energy Corp	7,351
375,757		Xcel Energy, Inc	11,423
9,006		York Water Co	180
		TOTAL UTILITIES	493,971
		TOTAL COMMON STOCKS	16,401,861
		(Cost $9,189,324)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
15,560	m	Magnum Hunter Resources Corp	0	^
		TOTAL ENERGY	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
28,951	m	Trius Therapeutics, Inc	4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4

TELECOMMUNICATION SERVICES - 0.0%
46,753	m	Leap Wireless International, Inc	118
		TOTAL TELECOMMUNICATION SERVICES	118

		TOTAL RIGHTS / WARRANTS	122
		(Cost $118)

SHORT-TERM INVESTMENTS - 3.5%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.4%
564,567,021	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	564,567
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	564,567

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	564,567

		TOTAL SHORT-TERM INVESTMENTS	564,567
		(Cost $564,567)
		TOTAL INVESTMENTS - 103.3%	16,966,550
		(Cost $9,754,009)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%	(541,160)
		NET ASSETS - 100.0%	$16,425,390
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

Abbreviation(s):
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
c	Investments made with cash collateral received from securites on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $542,356,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
308

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.9%

AUTOMOBILES & COMPONENTS - 0.1%
$4,987,500	i	Gates Global LLC	4.250%	07/03/21	$4,893
5,000,000	h,i	INA Beteiligungsgesellschaft mbH	3.750	05/15/20	4,953
		TOTAL AUTOMOBILES & COMPONENTS			9,846

CAPITAL GOODS - 0.0%
4,814,250	i	TransDigm, Inc	3.750	02/28/20	4,728
		TOTAL CAPITAL GOODS			4,728

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
2,820,623	i	Capital Safety North America	3.750	03/29/21	2,742
4,974,587	i	Pilot Corp	4.250	08/07/19	4,964
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			7,706

CONSUMER SERVICES - 0.2%
4,774,775	i	Hilton Worldwide	3.500	10/26/20	4,696
2,888,614	i	La Quinta Intermediate Holdings LLC	4.000	04/14/21	2,854
4,987,310	i	MGM Resorts International	3.500	12/20/19	4,894
		TOTAL CONSUMER SERVICES			12,444

DIVERSIFIED FINANCIALS - 0.0%
5,000,000	i	TransUnion LLC	4.000	04/09/21	4,916
		TOTAL DIVERSIFIED FINANCIALS			4,916

FOOD & STAPLES RETAILING - 0.0%
5,550,000	i	Albertson’s Holdings LLC	4.500	08/25/21	5,520
		TOTAL FOOD & STAPLES RETAILING			5,520

FOOD, BEVERAGE & TOBACCO - 0.1%
10,665,000	i	HJ Heinz Co	3.250	06/07/19	10,505
		TOTAL FOOD, BEVERAGE & TOBACCO			10,505

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
3,675,912	i	Capsugel Holdings US, Inc	3.500	08/01/18	3,600
472,625	i	CHS/Community Health Systems	4.250	01/27/21	471
1,695,750	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,674
2,983,441	i	Kinetic Concepts, Inc	3.500	09/30/17	2,944
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,689

MATERIALS - 0.0%
2,592,541	i	Minerals Technologies, Inc	4.000	05/07/21	2,568
3,400,000	i	Solenis International LP	4.250	07/31/21	3,331
		TOTAL MATERIALS			5,899
309

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
MEDIA - 0.1%
$5,000,000	i	CBS Outdoor Americas Capital LLC	3.000%	01/31/21	$4,920
5,000,000	h,i	MTL Publishing LLC	3.750	06/29/18	4,915
1,822,250	i	Univision Communications, Inc	4.000	03/01/20	1,786
4,500,000	h,i	Virgin Media Investment Holdings Ltd	3.500	06/05/20	4,377
		TOTAL MEDIA			15,998

RETAILING - 0.0%
2,000,000	i	Stater Bros Markets	4.750	05/12/21	1,991
		TOTAL RETAILING			1,991

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
12,418,875	i	Avago Technologies Ltd	3.750	05/06/21	12,296
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			12,296

SOFTWARE & SERVICES - 0.0%
5,000,000	i	Activision Blizzard, Inc	3.250	10/11/20	4,984
4,987,469	i	IMS Health, Inc	3.500	03/17/21	4,881
		TOTAL SOFTWARE & SERVICES			9,865

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
4,787,909	i	NXP BV	3.250	01/11/20	4,703
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,703

UTILITIES - 0.0%
196,000	i	Calpine Corp	4.000	10/09/19	194
		TOTAL UTILITIES			194

		TOTAL BANK LOAN OBLIGATIONS			115,300
		(Cost $116,825)

BONDS - 96.9%

CORPORATE BONDS - 32.8%

AUTOMOBILES & COMPONENTS - 0.4%
10,300,000		Ford Motor Co	4.750	01/15/43	10,308
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,580
13,950,000		Johnson Controls, Inc	4.625	07/02/44	13,620
8,675,000		Magna International, Inc	3.625	06/15/24	8,620
		TOTAL AUTOMOBILES & COMPONENTS			37,128

BANKS - 7.0%
4,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	4,613
3,900,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	3,920
3,755,000		Bancolombia S.A.	5.950	06/03/21	4,121
11,786,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	11,826
1,500,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	1,494
3,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	2,995
5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,085
15,175,000		Bank of America Corp	3.750	07/12/16	15,841
18,550,000		Bank of America Corp	5.300	03/15/17	20,097
310

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,525,000		Bank of America Corp	6.000%	09/01/17	$9,504
24,000,000		Bank of America Corp	2.600	01/15/19	23,953
7,000,000		Bank of America Corp	2.650	04/01/19	6,979
16,175,000		Bank of America Corp	4.100	07/24/23	16,513
8,250,000		Bank of America Corp	4.000	04/01/24	8,336
6,150,000		Bank of America Corp	4.200	08/26/24	6,097
15,050,000		Bank of America Corp	5.000	01/21/44	15,877
27,700,000	g	Bank of Montreal	2.625	01/25/16	28,424
25,520,000	g	Bank of Nova Scotia	1.650	10/29/15	25,841
39,500,000	g	Bank of Nova Scotia	2.150	08/03/16	40,440
25,000,000		Bank of Nova Scotia	2.125	09/11/19	24,863
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,982
5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,404
7,100,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	6,977
5,190,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	5,273
3,200,000		Branch Banking & Trust Co	2.300	10/15/18	3,240
2,500,000	g	Caixa Economica Federal	2.375	11/06/17	2,425
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,099
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	12,850
11,850,000		Capital One Bank USA NA	2.950	07/23/21	11,654
4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,409
2,432,000		Citigroup, Inc	5.500	10/15/14	2,437
8,425,000		Citigroup, Inc	1.300	11/15/16	8,427
9,300,000		Citigroup, Inc	2.550	04/08/19	9,293
11,000,000		Citigroup, Inc	3.875	10/25/23	11,170
19,400,000		Citigroup, Inc	3.750	06/16/24	19,340
10,525,000		Citigroup, Inc	5.300	05/06/44	10,936
10,000,000	i	Citigroup, Inc	5.350	12/30/49	9,350
6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,904
8,650,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	8,962
10,900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	12,377
2,800,000	g	DBS Group Holdings Ltd	2.246	07/16/19	2,771
16,351,000		Deutsche Bank AG	3.700	05/30/24	16,209
5,980,000		Eksportfinans ASA	2.375	05/25/16	5,987
2,300,000	g	Export Credit Bank of Turkey	5.000	09/23/21	2,286
12,850,000		Fifth Third Bancorp	2.375	04/25/19	12,868
4,200,000	g	Hana Bank	4.375	09/30/24	4,172
8,700,000	g	HSBC Bank plc	1.500	05/15/18	8,580
7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,906
1,550,000		HSBC Holdings plc	4.000	03/30/22	1,631
12,250,000		HSBC Holdings plc	4.250	03/14/24	12,395
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,583
5,275,000		HSBC Holdings plc	5.250	03/14/44	5,600
11,275,000		HSBC USA, Inc	2.375	02/13/15	11,360
5,000,000		HSBC USA, Inc	1.625	01/16/18	4,982
7,150,000		HSBC USA, Inc	2.250	06/23/19	7,121
17,000,000		JPMorgan Chase & Co	3.875	02/01/24	17,411
9,400,000		JPMorgan Chase & Co	4.850	02/01/44	9,847
3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,572
4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,471
1,500,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,515
6,225,000	g	PKO Finance AB	4.630	09/26/22	6,466
10,400,000		PNC Bank NA	2.200	01/28/19	10,412
311

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,475,000		PNC Bank NA	2.250%	07/02/19	$11,417
10,950,000		PNC Bank NA	2.700	11/01/22	10,444
17,395,000		PNC Bank NA	2.950	01/30/23	16,883
6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	5,972
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,480
12,000,000		Royal Bank of Canada	1.200	09/19/17	11,936
11,300,000		Royal Bank of Canada	2.200	07/27/18	11,433
15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,813
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,403
3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,865
5,700,000		SunTrust Bank	2.750	05/01/23	5,433
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,129
495,000		Toronto-Dominion Bank	2.500	07/14/16	511
26,500,000	g	Toronto-Dominion Bank	1.625	09/14/16	26,878
10,000,000		Toronto-Dominion Bank	2.375	10/19/16	10,279
70,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	70,632
1,325,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,320
1,700,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	1,688
2,350,000	g	Turkiye Is Bankasi	3.750	10/10/18	2,291
2,775,000	g	Turkiye Is Bankasi	5.500	04/21/19	2,858
7,100,000		Union Bank NA	2.125	06/16/17	7,214
5,700,000		UnionBanCal Corp	3.500	06/18/22	5,823
5,800,000		US Bancorp	1.650	05/15/17	5,853
5,550,000		US Bancorp	2.950	07/15/22	5,385
5,000,000		US Bank NA	4.950	10/30/14	5,017
1,980,000		Wachovia Bank NA	4.800	11/01/14	1,987
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,824
15,000,000	g	Westpac Banking Corp	1.850	11/26/18	14,942
10,850,000		Westpac Banking Corp	2.250	01/17/19	10,913
		TOTAL BANKS			890,096

CAPITAL GOODS - 0.8%
2,268,000	g	Alpek S.A. de C.V.	5.375	08/08/23	2,347
12,050,000		Caterpillar, Inc	1.500	06/26/17	12,124
8,000,000		Deere & Co	2.600	06/08/22	7,767
6,350,000	g	EADS Finance BV	2.700	04/17/23	6,104
2,075,000		Eaton Corp	4.000	11/02/32	2,053
17,675,000		John Deere Capital Corp	1.950	03/04/19	17,566
1,415,345	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	1,458
1,250,000	g	Schaeffler Finance BV	4.750	05/15/21	1,247
11,000,000		Seagate HDD Cayman	4.750	06/01/23	11,083
665,000	g	Sealed Air Corp	6.500	12/01/20	709
1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,343
9,775,000	g	Timken Co	3.875	09/01/24	9,622
7,000,000	g	TSMC Global Ltd	1.625	04/03/18	6,912
3,250,000	g	Tupy Overseas S.A.	6.625	07/17/24	3,307
8,950,000		United Technologies Corp	1.800	06/01/17	9,082
5,950,000		United Technologies Corp	4.500	06/01/42	6,226
		TOTAL CAPITAL GOODS			98,950

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,425,000		ADT Corp	4.125	04/15/19	1,397
1,425,000		ADT Corp	6.250	10/15/21	1,475
312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,250,000	g,h	AECOM Technology Corp	5.750%	10/15/22	$1,255
4,875,000	g,h	AECOM Technology Corp	5.875	10/15/24	4,905
7,175,000		Air Lease Corp	3.875	04/01/21	7,247
10,290,000		Republic Services, Inc	3.800	05/15/18	10,932
5,375,000		Republic Services, Inc	3.550	06/01/22	5,462
8,400,000		Synchrony Financial	3.000	08/15/19	8,423
7,150,000		Waste Management, Inc	2.600	09/01/16	7,357
15,050,000		Waste Management, Inc	2.900	09/15/22	14,747
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			63,200

CONSUMER DURABLES & APPAREL - 0.2%
1,250,000	g	Controladora Mabe S.A. de C.V.	7.875	10/28/19	1,416
2,574,000		DR Horton, Inc	3.625	02/15/18	2,548
9,600,000		DR Horton, Inc	3.750	03/01/19	9,336
6,900,000		PVH Corp	4.500	12/15/22	6,744
2,625,000		Whirlpool Corp	3.700	03/01/23	2,637
		TOTAL CONSUMER DURABLES & APPAREL			22,681

CONSUMER SERVICES - 1.1%
10,000,000	g,h	1011778 BC / New Red Fin	6.000	04/01/22	9,938
850,000		ARAMARK Corp	5.750	03/15/20	871
2,475,000		GLP Capital LP	4.375	11/01/18	2,512
5,000,000		Johns Hopkins University	4.083	07/01/53	4,979
8,000,000		President and Fellows of Harvard College	3.529	10/01/31	7,782
14,250,000		President and Fellows of Harvard College	3.619	10/01/37	13,742
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	11,874
8,650,000	g	SABMiller Holdings, Inc	4.950	01/15/42	9,002
6,475,000	g	Service Corp International	5.375	05/15/24	6,491
40,000,000		Stanford University	4.013	05/01/42	40,426
21,000,000		University of Chicago	4.151	10/01/45	20,487
		TOTAL CONSUMER SERVICES			128,104

DIVERSIFIED FINANCIALS - 4.2%
6,165,000	g	Abbey National Treasury Services plc	3.875	11/10/14	6,187
3,875,000		Abbey National Treasury Services plc	4.000	04/27/16	4,053
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,252
9,275,000		American Express Credit Corp	1.300	07/29/16	9,337
9,800,000		American Express Credit Corp	2.125	07/27/18	9,853
2,250,000		Bank of New York Mellon Corp	1.200	02/20/15	2,256
6,250,000	i	Bank of New York Mellon Corp	1.969	06/20/17	6,348
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,695
2,500,000	g	BBVA Bancomer S.A.	6.750	09/30/22	2,800
2,400,000	g	BBVA Bancomer S.A.	4.375	04/10/24	2,424
7,250,000		BlackRock, Inc	3.500	12/10/14	7,293
15,000,000		BlackRock, Inc	1.375	06/01/15	15,098
5,650,000		BlackRock, Inc	3.500	03/18/24	5,696
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	10,973
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,855
10,100,000		Capital One Financial Corp	1.000	11/06/15	10,128
2,800,000	g	Comcel Trust	6.875	02/06/24	2,954
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,988
7,175,000		Credit Suisse	2.300	05/28/19	7,104
10,000,000	g	FMR LLC	4.950	02/01/33	10,946
313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,425,000	g	FMR LLC	5.150%	02/01/43	$12,387
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	7,062
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,776
6,600,000		Ford Motor Credit Co LLC	2.375	03/12/19	6,533
17,000,000		General Electric Capital Corp	1.625	07/02/15	17,162
5,850,000		General Electric Capital Corp	2.300	01/14/19	5,908
30,000,000		General Electric Capital Corp	3.100	01/09/23	29,691
5,000,000		General Electric Capital Corp	6.150	08/07/37	6,174
375,000		General Electric Capital Corp	6.875	01/10/39	505
3,900,000		General Motors Financial Co, Inc	4.375	09/25/21	3,988
19,240,000		Goldman Sachs Group, Inc	3.300	05/03/15	19,546
11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,190
10,500,000		Goldman Sachs Group, Inc	2.625	01/31/19	10,473
7,800,000		Goldman Sachs Group, Inc	3.625	01/22/23	7,743
7,100,000		Goldman Sachs Group, Inc	4.000	03/03/24	7,151
8,925,000		Goldman Sachs Group, Inc	3.850	07/08/24	8,872
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,339
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,701
300,000		Goldman Sachs Group, Inc	6.250	02/01/41	363
15,125,000		Goldman Sachs Group, Inc	4.800	07/08/44	15,209
9,599,000		HSBC Finance Corp	6.676	01/15/21	11,253
1,800,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	1,897
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,869
1,425,000		Icahn Enterprises LP	4.875	03/15/19	1,404
1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,725
4,800,000	g	ICICI Bank Ltd	3.500	03/18/20	4,806
800,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	823
9,250,000		International Lease Finance Corp	5.750	05/15/16	9,666
8,400,000		International Lease Finance Corp	3.875	04/15/18	8,337
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,408
10,000,000		International Lease Finance Corp	5.875	08/15/22	10,450
1,725,000	g	Inversiones CMPC S.A.	4.750	09/15/24	1,712
2,600,000		Korea Development Bank	2.500	03/11/20	2,573
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,483
1,625,000		Legg Mason, Inc	2.700	07/15/19	1,630
2,400,000		Legg Mason, Inc	3.950	07/15/24	2,422
3,000,000	g	Lukoil International Finance BV	3.416	04/24/18	2,809
3,745,000	g	Lukoil International Finance BV	6.125	11/09/20	3,764
10,300,000		Morgan Stanley	1.750	02/25/16	10,410
6,800,000		Morgan Stanley	3.750	02/25/23	6,791
2,400,000		Morgan Stanley	3.875	04/29/24	2,398
7,250,000		Morgan Stanley	6.375	07/24/42	9,052
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	5,004
6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,503
2,750,000	g	NongHyup Bank	2.750	09/29/19	2,751
4,000,000	g	Reliance Holdings USA	4.500	10/19/20	4,185
1,725,000	g	Rio Oil Finance Trust	6.250	07/06/24	1,780
1,725,000	g	SUAM Finance BV	4.875	04/17/24	1,755
50,923,260		Tagua Leasing LLC	1.900	07/12/24	49,661
1,720,000	g	Temasek Financial I Ltd	2.375	01/23/23	1,648
6,265,000		Toyota Motor Credit Corp	1.250	10/05/17	6,226
9,125,000		Unilever Capital Corp	2.200	03/06/19	9,209
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,199
314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,700,000	g	Waha Aerospace BV	3.925%	07/28/20	$2,835
12,500,000		Wells Fargo & Co	1.500	07/01/15	12,602
5,052,000		Wells Fargo & Co	4.480	01/16/24	5,327
10,950,000		Wells Fargo & Co	3.300	09/09/24	10,742
10,650,000		Wells Fargo & Co	4.100	06/03/26	10,613
14,625,000		Wells Fargo & Co	5.375	11/02/43	15,974
		TOTAL DIVERSIFIED FINANCIALS			582,709

ENERGY - 2.5%
7,950,000		Anadarko Petroleum Corp	5.950	09/15/16	8,672
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,918
3,650,000		Apache Corp	1.750	04/15/17	3,677
12,170,000		Apache Corp	4.750	04/15/43	12,162
3,750,000		Ashland, Inc	3.875	04/15/18	3,759
6,650,000		Ashland, Inc	4.750	08/15/22	6,484
16,500,000		BP Capital Markets plc	1.375	05/10/18	16,203
3,000,000	g,h	California Resources Corp	5.000	01/15/20	3,045
2,080,000	g,h	California Resources Corp	6.000	11/15/24	2,137
2,950,000		Canadian Natural Resources Ltd	3.800	04/15/24	2,987
2,600,000	i	Chesapeake Energy Corp	3.484	04/15/19	2,607
6,250,000		Chevron Corp	2.355	12/05/22	5,952
5,475,000		Concho Resources, Inc	5.500	04/01/23	5,694
7,000,000		ConocoPhillips	4.600	01/15/15	7,081
2,075,000		Continental Resources, Inc	5.000	09/15/22	2,189
1,825,000		Devon Energy Corp	1.875	05/15/17	1,842
3,150,000		Devon Energy Corp	4.750	05/15/42	3,133
1,000,000		Ecopetrol S.A.	5.875	09/18/23	1,104
5,850,000		Ecopetrol S.A.	4.125	01/16/25	5,660
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,614
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,008
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,171
7,500,000		Enterprise Products Operating LLC	5.100	02/15/45	7,911
1,950,000		EOG Resources, Inc	2.625	03/15/23	1,861
2,250,000	g	Exterran Partners	6.000	10/01/22	2,188
1,200,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	1,101
5,700,000		Hess Corp	5.600	02/15/41	6,420
1,900,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,477
1,000,000	g	KMG Finance Sub BV	6.375	04/09/21	1,078
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,721
850,000		Marathon Petroleum Corp	3.625	09/15/24	832
4,240,000		MarkWest Energy Partners LP	5.500	02/15/23	4,335
7,350,000		Noble Energy, Inc	5.250	11/15/43	7,753
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,526
7,550,000		Noble Holding International Ltd	4.900	08/01/20	7,989
1,525,000	g	Oleoducto Central SA	4.000	05/07/21	1,524
10,850,000	g	ONE Gas, Inc	2.070	02/01/19	10,818
3,500,000	g	ONE Gas, Inc	3.610	02/01/24	3,607
6,900,000	g	ONE Gas, Inc	4.658	02/01/44	7,535
2,000,000	g	Pacific Rubiales Energy Corp	5.625	01/19/25	1,922
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	886
2,000,000	g	Pertamina Persero PT	4.875	05/03/22	2,002
3,550,000	g	Pertamina Persero PT	4.300	05/20/23	3,364
1,850,000	i	Petrobras Global Finance BV	1.852	05/20/16	1,848
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,600,000		Petrobras Global Finance BV	3.250%	03/17/17	$3,643
2,000,000	i	Petrobras Global Finance BV	2.374	01/15/19	1,999
810,000		Petrobras Global Finance BV	4.375	05/20/23	759
2,650,000		Petrobras Global Finance BV	6.250	03/17/24	2,776
2,080,000		Petrobras International Finance Co	3.875	01/27/16	2,129
3,000,000		Petrobras International Finance Co	3.500	02/06/17	3,052
4,350,000		Petroleos Mexicanos	3.500	07/18/18	4,511
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,522
1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,594
17,000,000		Petroleos Mexicanos	1.950	12/20/22	16,816
9,095,000		Petroleos Mexicanos	2.000	12/20/22	9,015
1,500,000		Petroleos Mexicanos	3.500	01/30/23	1,437
4,000,000		Petroleos Mexicanos	6.500	06/02/41	4,627
250,000		Petroleos Mexicanos	5.500	06/27/44	255
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	4,981
7,400,000		Phillips 66	1.950	03/05/15	7,447
10,575,000		Plains All American Pipeline LP	3.600	11/01/24	10,379
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,774
2,800,000	g	PTT Exploration & Production PCL	3.707	09/16/18	2,911
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,356
3,335,000		Range Resources Corp	5.000	08/15/22	3,410
1,425,000		Regency Energy Partners LP	5.875	03/01/22	1,482
6,000,000		Shell International Finance BV	2.375	08/21/22	5,780
4,650,000		Shell International Finance BV	4.550	08/12/43	4,917
2,800,000		Statoil ASA	2.900	10/15/14	2,802
2,075,000		Statoil ASA	1.200	01/17/18	2,049
5,300,000		Statoil ASA	2.450	01/17/23	5,058
8,875,000		Statoil ASA	4.250	11/23/41	8,869
2,000,000		Tesoro Corp	5.125	04/01/24	1,940
1,000,000		Total Capital International S.A.	1.000	01/10/17	996
6,100,000		Total Capital International S.A.	1.500	02/17/17	6,154
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	3,984
2,750,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	2,839
800,000	g	Ultra Petroleum Corp	5.750	12/15/18	804
2,750,000	g	Ultra Petroleum Corp	6.125	10/01/24	2,626
2,760,000		Vale Overseas Ltd	6.875	11/21/36	3,112
3,375,000		Valero Energy Corp	4.500	02/01/15	3,418
2,490,000		Whiting Petroleum Corp	5.750	03/15/21	2,633
2,400,000		WPX Energy, Inc	5.250	09/15/24	2,328
		TOTAL ENERGY			341,981

FOOD & STAPLES RETAILING - 0.2%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,790
7,625,000		CVS Caremark Corp	4.000	12/05/23	7,940
8,425,000		CVS Caremark Corp	3.375	08/12/24	8,304
4,125,000		CVS Caremark Corp	5.300	12/05/43	4,622
5,460,000		Ingles Markets, Inc	5.750	06/15/23	5,487
		TOTAL FOOD & STAPLES RETAILING			32,143

FOOD, BEVERAGE & TOBACCO - 0.8%
2,000,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,765
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,474
10,575,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	10,562
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$24,650,000		Anheuser-Busch InBev Worldwide, Inc	2.500%	07/15/22	$23,294
1,900,000		Campbell Soup Co	2.500	08/02/22	1,790
7,100,000		Coca-Cola Co	3.200	11/01/23	7,115
1,300,000	g	Corp Lindley S.A.	6.750	11/23/21	1,424
9,400,000		Diageo Capital plc	2.625	04/29/23	8,952
5,525,000	g	Embotelladora Andina S.A.	5.000	10/01/23	5,799
4,080,000		General Mills, Inc	5.200	03/17/15	4,168
5,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	5,774
5,614,000		Kraft Foods Group, Inc	6.500	02/09/40	7,039
3,075,000		Mondelez International, Inc	4.125	02/09/16	3,208
6,200,000		Mondelez International, Inc	4.000	02/01/24	6,353
680,000		PepsiCo, Inc	7.900	11/01/18	835
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,062
6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,136
1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,008
1,125,000		TreeHouse Foods, Inc	4.875	03/15/22	1,108
3,650,000		Tyson Foods, Inc	3.950	08/15/24	3,656
2,150,000		Tyson Foods, Inc	4.875	08/15/34	2,213
		TOTAL FOOD, BEVERAGE & TOBACCO			112,735

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
7,290,000		Baxter International, Inc	3.200	06/15/23	7,193
3,900,000		Becton Dickinson & Co	1.750	11/08/16	3,965
2,325,000		CHS/Community Health Systems	5.125	08/15/18	2,389
1,000,000	g	CHS/Community Health Systems	5.125	08/01/21	998
7,150,000		Covidien International Finance S.A.	1.350	05/29/15	7,183
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,845
6,500,000		Express Scripts Holding Co	2.100	02/12/15	6,537
6,850,000		Express Scripts Holding Co	3.900	02/15/22	7,095
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,748
4,000,000	g	Fresenius Medical Care II	5.625	07/31/19	4,211
4,560,000		HCA, Inc	6.500	02/15/20	4,982
4,575,000		HCA, Inc	5.875	03/15/22	4,809
3,500,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	3,386
10,450,000		McKesson Corp	4.883	03/15/44	10,760
7,100,000		Owens & Minor, Inc	3.875	09/15/21	7,109
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,721
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,799
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,241
2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,704
3,625,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	3,753
7,125,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	7,819
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			103,247

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
7,175,000		Clorox Co	3.800	11/15/21	7,494
2,620,000		Colgate-Palmolive Co	2.300	05/03/22	2,529
4,525,000		Ecolab, Inc	1.450	12/08/17	4,490
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			14,513

INSURANCE - 1.8%
6,560,000		Aetna, Inc	6.500	09/15/18	7,646
1,925,000		Aetna, Inc	6.625	06/15/36	2,493
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,200,000		Allstate Corp	3.150%	06/15/23	$6,177
6,200,000		Allstate Corp	4.500	06/15/43	6,347
7,825,000		American International Group, Inc	2.300	07/16/19	7,768
16,425,000		American International Group, Inc	4.500	07/16/44	16,226
3,750,000		Chubb Corp	6.000	05/11/37	4,733
1,390,000		CIGNA Corp	5.125	06/15/20	1,554
6,900,000		CIGNA Corp	4.500	03/15/21	7,527
21,975,000	g	Five Corners Funding Trust	4.419	11/15/23	23,000
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,735
4,500,000		Hartford Financial Services Group, Inc	4.000	10/15/17	4,815
2,800,000		Lincoln National Corp	7.000	06/15/40	3,727
5,250,000	g	MetLife Institutional Funding II	1.625	04/02/15	5,283
7,675,000		MetLife, Inc	6.750	06/01/16	8,421
2,000,000		MetLife, Inc	4.368	09/15/23	2,138
11,050,000		MetLife, Inc	4.125	08/13/42	10,464
9,500,000		MetLife, Inc	4.875	11/13/43	10,108
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,826
5,000,000		Progressive Corp	3.750	08/23/21	5,279
2,000,000		Prudential Financial, Inc	3.875	01/14/15	2,020
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,804
8,000,000		Prudential Financial, Inc	5.400	06/13/35	8,917
7,775,000		Prudential Financial, Inc	5.100	08/15/43	8,207
8,650,000	i	Prudential Financial, Inc	5.200	03/15/44	8,709
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,710
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,325
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	5,930
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,824
7,875,000		UnitedHealth Group, Inc	0.850	10/15/15	7,899
6,000,000		UnitedHealth Group, Inc	1.400	10/15/17	5,991
7,450,000		UnitedHealth Group, Inc	3.950	10/15/42	6,931
6,750,000		WellPoint, Inc	3.125	05/15/22	6,667
7,850,000		WellPoint, Inc	4.625	05/15/42	7,647
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,271
2,400,000		WR Berkley Corp	5.375	09/15/20	2,665
		TOTAL INSURANCE			243,784

MATERIALS - 1.7%
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,274
2,225,000		Alcoa, Inc	5.125	10/01/24	2,228
3,500,000		ArcelorMittal	5.000	02/25/17	3,622
4,000,000		Ball Corp	5.750	05/15/21	4,145
1,365,000		Ball Corp	5.000	03/15/22	1,372
4,050,000		Barrick Gold Corp	4.100	05/01/23	3,892
7,175,000		Barrick North America Finance LLC	4.400	05/30/21	7,266
3,417,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	3,749
975,000		Braskem Finance Ltd	6.450	02/03/24	1,014
1,300,000	g	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,267
2,300,000	g	Cemex Finance LLC	6.000	04/01/24	2,294
1,000,000	g	Cemex SAB de C.V.	5.700	01/11/25	964
3,175,000		CF Industries, Inc	7.125	05/01/20	3,830
3,550,000		Corning, Inc	1.450	11/15/17	3,542
1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,640
9,925,000		Crown Americas LLC	6.250	02/01/21	10,421
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,390,000		Crown Americas LLC	4.500%	01/15/23	$1,314
7,850,000		Dow Chemical Co	3.500	10/01/24	7,656
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,131
5,500,000		EI du Pont de Nemours & Co	3.250	01/15/15	5,546
6,000,000		EI du Pont de Nemours & Co	4.625	01/15/20	6,617
22,225,000	g	Glencore Funding LLC	2.500	01/15/19	21,756
4,550,000	g	Glencore Funding LLC	3.125	04/29/19	4,553
6,450,000	g	Glencore Funding LLC	4.625	04/29/24	6,501
1,400,000		Greif, Inc	7.750	08/01/19	1,589
23,166,000		International Paper Co	4.750	02/15/22	24,965
3,650,000		International Paper Co	4.800	06/15/44	3,535
2,800,000	g	Klabin Finance S.A.	5.250	07/16/24	2,738
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,312
1,400,000	g	Mexichem SAB de C.V.	5.875	09/17/44	1,362
3,000,000		Monsanto Co	3.375	07/15/24	2,984
2,300,000		Monsanto Co	4.200	07/15/34	2,317
6,840,000		Nucor Corp	4.000	08/01/23	7,006
3,300,000	g	OCP S.A.	5.625	04/25/24	3,433
3,150,000		Packaging Corp of America	3.650	09/15/24	3,094
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,677
4,550,000		Rio Tinto Finance USA plc	2.250	12/14/18	4,568
5,000,000		Rock Tenn Co	3.500	03/01/20	5,083
3,000,000		Rock Tenn Co	4.000	03/01/23	3,045
5,066,083	g	Samarco Mineracao S.A.	5.375	09/26/24	5,004
12,475,000		Sherwin-Williams Co	1.350	12/15/17	12,428
1,675,000	g	Steel Dynamics, Inc	5.125	10/01/21	1,700
4,625,000		Teck Resources Ltd	2.500	02/01/18	4,631
9,950,000		Teck Resources Ltd	3.750	02/01/23	9,365
1,940,000		Teck Resources Ltd	6.000	08/15/40	1,951
3,950,000		Teck Resources Ltd	5.200	03/01/42	3,609
2,000,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	1,910
		TOTAL MATERIALS			230,900

MEDIA - 1.5%
3,275,000	g	British Sky Broadcasting Group plc	2.625	09/16/19	3,273
4,650,000	g,h	CBS Outdoor Americas Capital LLC	5.250	02/15/22	4,644
1,000,000		Cinemark USA, Inc	5.125	12/15/22	983
4,275,000		Cinemark USA, Inc	4.875	06/01/23	4,072
26,000,000		Comcast Corp	4.250	01/15/33	26,315
11,550,000		Comcast Corp	4.200	08/15/34	11,451
8,800,000		DIRECTV Holdings LLC	4.450	04/01/24	9,165
3,250,000		DISH DBS Corp	4.250	04/01/18	3,258
4,250,000		DISH DBS Corp	5.125	05/01/20	4,239
2,050,000		DISH DBS Corp	5.000	03/15/23	1,967
600,000	g	Gannett Co, Inc	4.875	09/15/21	581
975,000	g	Gannett Co, Inc	5.500	09/15/24	960
3,325,000		Grupo Televisa S.A.	6.000	05/15/18	3,753
2,675,000		Grupo Televisa SAB	5.000	05/13/45	2,643
1,850,000		Lamar Media Corp	5.875	02/01/22	1,906
2,000,000		Lamar Media Corp	5.000	05/01/23	1,925
2,000,000	g	Lamar Media Corp	5.375	01/15/24	2,005
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,218
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,598
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,350,000		NBC Universal Media LLC	2.875%	01/15/23	$10,153
2,105,000		News America, Inc	7.625	11/30/28	2,699
1,578,000		News America, Inc	6.550	03/15/33	1,952
3,575,000		News America, Inc	6.650	11/15/37	4,481
3,800,000		News America, Inc	6.900	08/15/39	4,883
8,035,000		Nielsen Finance LLC	4.500	10/01/20	7,774
3,500,000		Starz LLC	5.000	09/15/19	3,535
5,675,000		Time Warner Cable, Inc	5.875	11/15/40	6,677
5,500,000		Time Warner Cable, Inc	4.500	09/15/42	5,427
3,000,000		Time Warner, Inc	3.150	07/15/15	3,059
20,550,000		Time Warner, Inc	2.100	06/01/19	20,197
3,825,000		Time Warner, Inc	6.500	11/15/36	4,602
10,525,000		Time Warner, Inc	4.900	06/15/42	10,518
7,100,000		Time Warner, Inc	4.650	06/01/44	6,873
7,000,000	g	Univision Communications, Inc	5.125	05/15/23	7,088
4,850,000		Viacom, Inc	1.250	02/27/15	4,866
5,400,000		Viacom, Inc	2.500	12/15/16	5,546
3,000,000		Viacom, Inc	3.500	04/01/17	3,148
7,375,000		Viacom, Inc	5.850	09/01/43	8,195
		TOTAL MEDIA			219,629

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
14,325,000		Amgen, Inc	2.200	05/22/19	14,173
7,975,000		Gilead Sciences, Inc	3.700	04/01/24	8,146
9,025,000		Gilead Sciences, Inc	4.800	04/01/44	9,485
3,140,000		Life Technologies Corp	3.500	01/15/16	3,241
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,540
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	3,263
1,975,000		Mead Johnson Nutrition Co	4.600	06/01/44	1,993
3,725,000		Mylan, Inc	2.550	03/28/19	3,704
3,500,000	g	Mylan, Inc	7.875	07/15/20	3,818
1,750,000		NBTY, Inc	9.000	10/01/18	1,820
2,925,000	g	Perrigo Co Ltd	4.000	11/15/23	2,976
2,800,000	g	Perrigo Co Ltd	5.300	11/15/43	3,024
13,850,000	g	Roche Holdings, Inc	2.250	09/30/19	13,792
11,075,000	g	Roche Holdings, Inc	3.350	09/30/24	11,096
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			85,071

REAL ESTATE - 1.0%
2,310,000		AMB Property LP	4.500	08/15/17	2,474
3,965,000		Camden Property Trust	4.625	06/15/21	4,303
3,000,000		Camden Property Trust	2.950	12/15/22	2,884
5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,278
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,336
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,299
2,750,000		Equity One, Inc	3.750	11/15/22	2,728
255,000		Federal Realty Investment Trust	5.650	06/01/16	275
700,000		Federal Realty Investment Trust	5.900	04/01/20	813
7,675,000		Federal Realty Investment Trust	2.750	06/01/23	7,299
6,950,000		Government Properties Income Trust	3.750	08/15/19	6,998
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,090
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,581
3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,681
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,550,000		Healthcare Trust of America Holdings LP	3.700%	04/15/23	$3,459
1,600,000		Highwoods Realty LP	5.850	03/15/17	1,756
8,100,000		Highwoods Realty LP	3.200	06/15/21	7,970
6,920,000		Highwoods Realty LP	3.625	01/15/23	6,816
9,205,000		Kilroy Realty LP	3.800	01/15/23	9,220
6,400,000		Liberty Property LP	4.125	06/15/22	6,631
3,600,000		Mid-America Apartments LP	4.300	10/15/23	3,729
5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,446
4,000,000		National Retail Properties, Inc	5.500	07/15/21	4,511
5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,245
2,325,000		Regency Centers LP	5.250	08/01/15	2,411
225,000		Regency Centers LP	5.875	06/15/17	249
4,150,000		Simon Property Group LP	2.800	01/30/17	4,292
3,040,000		Simon Property Group LP	10.350	04/01/19	4,039
1,850,000	g	Trust F	5.250	12/15/24	1,924
1,360,000		Ventas Realty LP	3.125	11/30/15	1,397
1,015,000		Ventas Realty LP	3.250	08/15/22	987
3,150,000		Ventas Realty LP	3.750	05/01/24	3,098
1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,159
4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,693
3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,157
		TOTAL REAL ESTATE			135,228

RETAILING - 0.6%
5,850,000		AmeriGas Finance LLC	3.750	05/01/21	5,740
2,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	2,294
6,125,000		Home Depot, Inc	2.250	09/10/18	6,222
14,225,000		Home Depot, Inc	2.000	06/15/19	14,129
8,750,000		Home Depot, Inc	4.400	03/15/45	8,846
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,497
8,075,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	7,708
8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	9,036
4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,651
2,475,000		QVC, Inc	5.125	07/02/22	2,600
4,400,000		QVC, Inc	4.375	03/15/23	4,390
2,725,000	g	Tiffany & Co	3.800	10/01/24	2,723
		TOTAL RETAILING			71,836

SOFTWARE & SERVICES - 0.4%
5,000,000	g	Audatex North America, Inc	6.000	06/15/21	5,125
2,075,000		Equinix, Inc	4.875	04/01/20	2,054
11,500,000		Fidelity National Information Services, Inc	5.000	03/15/22	12,119
3,075,000		NCR Corp	4.625	02/15/21	3,014
525,000		NCR Corp	5.875	12/15/21	537
13,825,000		Oracle Corp	3.400	07/08/24	13,781
12,700,000		Xerox Corp	2.800	05/15/20	12,522
2,725,000		Xerox Corp	4.500	05/15/21	2,914
		TOTAL SOFTWARE & SERVICES			52,066

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
4,000,000		Amphenol Corp	4.750	11/15/14	4,020
3,475,000		Amphenol Corp	3.125	09/15/21	3,467
1,975,000		CC Holdings GS V LLC	2.381	12/15/17	1,998
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,962,000		Flextronics International Ltd	4.625%	02/15/20	$2,962
38,125,000		General Electric Co	0.850	10/09/15	38,290
3,300,000		General Electric Co	5.250	12/06/17	3,661
11,950,000		General Electric Co	2.700	10/09/22	11,631
5,325,000		General Electric Co	4.125	10/09/42	5,291
12,500,000		General Electric Co	4.500	03/11/44	12,959
10,100,000		Hewlett-Packard Co	2.750	01/14/19	10,258
3,625,000		Hewlett-Packard Co	3.750	12/01/20	3,759
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,174
4,625,000	g	NXP BV	3.750	06/01/18	4,544
5,000,000		Scientific Games International, Inc	6.250	09/01/20	4,175
4,850,000	g	Seagate HDD Cayman	4.750	01/01/25	4,826
5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,062
1,425,000	g,h	Zebra Technologies Corp	7.250	10/15/22	1,425
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			120,502

TELECOMMUNICATION SERVICES - 1.9%
2,870,000		America Movil SAB de C.V.	2.375	09/08/16	2,931
1,000,000		America Movil SAB de C.V.	3.125	07/16/22	971
4,350,000		American Tower Corp	3.500	01/31/23	4,135
1,667,000		AT&T, Inc	2.500	08/15/15	1,695
21,350,000		AT&T, Inc	1.400	12/01/17	21,229
8,200,000		AT&T, Inc	2.625	12/01/22	7,757
10,775,000		AT&T, Inc	4.800	06/15/44	10,616
6,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	6,834
5,525,000		British Telecommunications plc	1.625	06/28/16	5,576
3,125,000		CenturyLink, Inc	6.750	12/01/23	3,352
1,600,000	g	CommScope Holding Co, Inc	5.000	06/15/21	1,568
1,600,000	g	CommScope Holding Co, Inc	5.500	06/15/24	1,572
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,072
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,816
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,748
3,500,000	g	ENTEL Chile S.A.	4.875	10/30/24	3,587
2,025,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,934
2,000,000	g	Oi S.A.	5.750	02/10/22	1,870
3,950,000		Orange S.A.	5.500	02/06/44	4,301
2,050,000	g	SES	3.600	04/04/23	2,066
3,450,000	g	SES Global Americas Holdings GP	2.500	03/25/19	3,430
7,475,000	g	Sprint Corp	7.250	09/15/21	7,783
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	11,551
11,850,000		Telefonica Emisiones SAU	4.570	04/27/23	12,372
2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,319
2,300,000	g	Turk Telekomunikasyon AS.	3.750	06/19/19	2,243
21,600,000		Verizon Communications, Inc	0.700	11/02/15	21,619
19,967,000	g	Verizon Communications, Inc	2.625	02/21/20	19,717
9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,413
22,425,000		Verizon Communications, Inc	5.150	09/15/23	24,833
5,625,000		Verizon Communications, Inc	4.150	03/15/24	5,808
10,550,000		Verizon Communications, Inc	3.850	11/01/42	9,213
13,577,000		Verizon Communications, Inc	6.550	09/15/43	16,963
13,623,000	g	Verizon Communications, Inc	5.012	08/21/54	13,688
5,600,000	g	VimpelCom Holdings BV	5.950	02/13/23	5,124
1,525,000	g,h	Virgin Media Finance plc	6.000	10/15/24	1,527
		TOTAL TELECOMMUNICATION SERVICES			263,233
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
TRANSPORTATION - 0.8%
$6,125,000	g	AP Moeller-Maersk A.S.	2.550%	09/22/19	$6,140
5,850,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	5,866
1,800,000	g	Asciano Finance Ltd	3.125	09/23/15	1,833
5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	6,173
1,075,000	g	Bombardier, Inc	4.750	04/15/19	1,072
6,875,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	6,779
7,075,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	7,070
1,000,000	g	DP World Ltd	6.850	07/02/37	1,121
1,300,000	g	Embraer Overseas Ltd	5.696	09/16/23	1,388
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,865
4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	4,687
6,311,000		GATX Corp	1.250	03/04/17	6,265
7,150,000		GATX Corp	2.500	07/30/19	7,140
5,900,000		GATX Corp	5.200	03/15/44	6,273
14,844,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	14,224
2,640,000		Kansas City Southern Railway Co	4.300	05/15/43	2,556
2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,601
7,750,000		United Parcel Service, Inc	3.125	01/15/21	8,026
4,900,000		United Parcel Service, Inc	3.625	10/01/42	4,458
		TOTAL TRANSPORTATION			97,537

UTILITIES - 3.0%
1,250,000	i	AES Corp	3.234	06/01/19	1,231
6,225,000		AES Corp	4.875	05/15/23	5,914
1,500,000		AES Corp	5.500	03/15/24	1,459
6,325,000		AGL Capital Corp	4.400	06/01/43	6,377
5,150,000		Alabama Power Co	3.550	12/01/23	5,287
3,475,000		Alabama Power Co	4.150	08/15/44	3,449
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,445
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	14,992
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	5,855
3,000,000		AmeriGas Partners LP	6.250	08/20/19	3,083
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,887
5,500,000		Atmos Energy Corp	8.500	03/15/19	6,898
7,150,000		Atmos Energy Corp	4.150	01/15/43	7,115
8,000,000		Berkshire Hathaway Energy Co	5.150	11/15/43	8,868
6,225,000		Black Hills Corp	4.250	11/30/23	6,552
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,370
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,293
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	4,013
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,279
3,500,000	g	CEZ AS.	4.250	04/03/22	3,679
2,500,000		CMS Energy Corp	5.050	02/15/18	2,745
2,100,000	g	Colbun S.A.	4.500	07/10/24	2,081
2,500,000	g	Comision Federal de Electricidad	4.875	05/26/21	2,651
1,700,000	g	Comision Federal de Electricidad	4.875	01/15/24	1,787
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,287
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,248
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,103
3,000,000		Connecticut Light & Power Co	4.300	04/15/44	3,069
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,050,000		Consolidated Edison Co of New York, Inc	3.950%	03/01/43	$8,563
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,259
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,536
3,375,000		Duke Energy Ohio, Inc	3.800	09/01/23	3,531
7,100,000	g,i	Electricite de France	5.625	12/30/49	7,390
900,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	901
4,000,000	g	Eskom Holdings Ltd	5.750	01/26/21	4,031
6,335,514		Export Lease Ten Co LLC	1.650	05/07/25	6,051
2,750,000		Ferrellgas LP	6.750	01/15/22	2,681
6,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	6,359
2,000,000		Florida Power Corp	6.400	06/15/38	2,666
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,562
3,000,000		Georgia Power Co	5.400	06/01/40	3,472
2,000,000		Georgia Power Co	4.300	03/15/42	1,999
1,800,000	g	Hrvatska Elektroprivreda	6.000	11/09/17	1,888
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,976
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,890
3,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	3,625
3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,176
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,189
625,000	g	KazMunayGas National Co JSC	4.400	04/30/23	601
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,520
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,887
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,522
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,194
2,800,000		Nevada Power Co	6.500	08/01/18	3,268
3,335,000		Nevada Power Co	5.450	05/15/41	4,039
3,500,000		NiSource Finance Corp	4.800	02/15/44	3,561
3,375,000		Northeast Utilities	1.450	05/01/18	3,321
2,000,000	g	NRG Energy, Inc	6.250	05/01/24	2,005
7,800,000		NSTAR Electric Co	4.400	03/01/44	8,124
2,500,000		NTPC Ltd	5.625	07/14/21	2,713
1,000,000		NTPC Ltd	4.750	10/03/22	1,026
7,100,000	g	Oncor Electric Delivery Co LLC	2.150	06/01/19	7,045
1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,486
8,170,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	8,777
4,850,000		ONEOK Partners LP	3.375	10/01/22	4,729
3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,794
6,375,000		PacifiCorp	2.950	02/01/22	6,413
1,200,000	g	Pelabuhan Indonesia III PT	4.875	10/01/24	1,187
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,908
750,000		Potomac Electric Power Co	7.900	12/15/38	1,159
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,371
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,024
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,586
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,803
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,818
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,959
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,254
11,475,000		Public Service Electric & Gas Co	2.375	05/15/23	10,885
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,881
2,300,000		Sabine Pass LNG LP	6.500	11/01/20	2,369
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,370
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,000,000		Sempra Energy	2.300%	04/01/17	$2,041
4,725,000		Sempra Energy	3.550	06/15/24	4,760
7,425,000		Southern California Edison Co	4.650	10/01/43	7,977
2,325,000		Tampa Electric Co	4.100	06/15/42	2,297
4,000,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	3,790
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,712
3,000,000		Williams Partners LP	3.800	02/15/15	3,033
5,075,000		Williams Partners LP	4.000	11/15/21	5,250
7,250,000		Williams Partners LP	4.500	11/15/23	7,577
6,000,000		Williams Partners LP	4.900	01/15/45	5,852
14,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	14,570
4,000,000		Xcel Energy, Inc	4.800	09/15/41	4,392
		TOTAL UTILITIES			411,612

		TOTAL CORPORATE BONDS			4,358,885
		(Cost $4,256,848)

GOVERNMENT BONDS - 49.0%

AGENCY SECURITIES - 2.9%
15,764,694		AMAL Ltd	3.465	08/21/21	16,566
2,150,000		Amber Circle Funding Ltd	3.250	12/04/22	2,064
4,215,280		Cal Dive I- Title XI, Inc	4.930	02/01/27	4,643
35,000,000		Federal National Mortgage Association (FNMA)	2.625	11/20/14	35,121
5,000,000		International Bank for Reconstruction & Development	0.500	04/15/16	4,990
22,955,000		Lutheran Medical Center	1.982	02/20/30	21,552
678,275		National Credit Union Administration	1.840	10/07/20	683
15,519,379		Premier Aircraft Leasing	3.576	02/06/22	16,364
10,000,000		Private Export Funding Corp (PEFCO)	3.050	10/15/14	10,012
7,000,000		PEFCO	4.550	05/15/15	7,190
15,000,000		PEFCO	2.125	07/15/16	15,376
34,000,000		PEFCO	1.375	02/15/17	34,332
17,000,000		PEFCO	5.450	09/15/17	19,063
10,000,000		PEFCO	2.250	12/15/17	10,293
5,000,000		PEFCO	4.375	03/15/19	5,524
17,300,000		PEFCO	1.450	08/15/19	16,883
18,750,000		PEFCO	2.250	03/15/20	18,786
35,000,000		PEFCO	4.300	12/15/21	38,972
30,000,000		PEFCO	2.050	11/15/22	28,506
2,311,719		Totem Ocean Trailer Express, Inc	4.514	12/18/19	2,404
62,753,000		Tunisia Government AID Bonds	1.686	07/16/19	62,440
9,000,000		Ukraine Government AID Bonds	1.844	05/16/19	8,969
13,915,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	14,349
3,000,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	3,267
		TOTAL AGENCY SECURITIES			398,349

FOREIGN GOVERNMENT BONDS - 5.7%
3,800,000	g	Bahrain Government International Bond	6.000	09/19/44	3,829
2,990,000	g	Barbados Government International Bond	7.000	08/04/22	2,762
3,800,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	3,753
1,210,000		Brazilian Government International Bond	5.875	01/15/19	1,361
2,500,000		Brazilian Government International Bond	4.250	01/07/25	2,475
825,000		Brazilian Government International Bond	7.125	01/20/37	1,013
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,000,000		Brazilian Government International Bond	5.625%	01/07/41	$2,065
5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	4,949
1,200,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	1,251
25,275,000		Canada Government International Bond	0.875	02/14/17	25,235
3,630,000		Chile Government International Bond	3.875	08/05/20	3,873
740,000		Chile Government International Bond	2.250	10/30/22	699
5,410,000		Colombia Government International Bond	4.375	07/12/21	5,721
1,775,000		Colombia Government International Bond	2.625	03/15/23	1,633
4,450,000		Colombia Government International Bond	4.000	02/26/24	4,501
1,500,000		Colombia Government International Bond	6.125	01/18/41	1,754
3,150,000	g	Croatia Government International Bond	6.375	03/24/21	3,418
2,325,000	g	Croatia Government International Bond	5.500	04/04/23	2,395
63,500,000	g,h	Dominican Republic International Bond	10.000	01/05/17	1,486
2,175,000	g	El Salvador Government International Bond	6.375	01/18/27	2,175
32,500,000		European Investment Bank	1.125	04/15/15	32,662
10,000,000		European Investment Bank	2.500	04/15/21	10,144
3,500,000		European Investment Bank	4.875	02/15/36	4,274
15,350,000		Export Development Canada	2.250	05/28/15	15,555
5,825,000		Export-Import Bank of Korea	1.250	11/20/15	5,849
4,575,000		Federative Republic of Brazil	12.500	01/05/16	1,892
3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,278
5,200,000		FMS Wertmanagement AoeR	1.125	09/05/17	5,188
25,250,000	g	Hellenic Republic Government Bond	4.750	04/17/19	31,590
1,040,000		Hungary Government International Bond	4.000	03/25/19	1,061
2,700,000		Hungary Government International Bond	5.750	11/22/23	2,926
1,100,000		Hungary Government International Bond	5.375	03/25/24	1,161
40,200,000		Hydro Quebec	1.375	06/19/17	40,418
4,400,000		Italy Government International Bond	5.375	06/12/17	4,836
1,610,000		Italy Government International Bond	6.875	09/27/23	2,055
1,400,000	g	Ivory Coast Government International Bond	5.375	07/23/24	1,335
500,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	477
1,880,000	g	Japan Finance Organization for Municipalities	2.125	03/06/19	1,891
1,950,000	g	Kenya Government International Bond	5.875	06/24/19	2,006
18,750,000		KFW	2.625	01/25/22	19,061
13,000,000	g	Kommunalbanken AS.	1.375	06/08/17	13,085
5,800,000	g,i	Kommunalbanken AS.	0.412	02/20/18	5,808
5,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	5,003
2,400,000		Korea Development Bank	1.500	01/22/18	2,358
6,000,000	g	Korea Housing Finance Corp	1.625	09/15/18	5,824
50,000,000		Mexican Bonos	7.750	12/14/17	4,055
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,092
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,683
1,500,000		Mexico Government International Bond	6.050	01/11/40	1,770
1,500,000		Mexico Government International Bond	4.750	03/08/44	1,489
1,000,000	g	Morocco Government International Bond	5.500	12/11/42	995
1,000,000	g	Municipality Finance plc	1.750	05/21/19	994
3,600,000	g	Namibia International Bonds	5.500	11/03/21	3,816
5,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	5,132
43,950,000		North American Development Bank	2.400	10/26/22	41,788
1,175,000		Panama Government International Bond	5.200	01/30/20	1,293
5,850,000		Panama Government International Bond	4.000	09/22/24	5,835
1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,190
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,563
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,250,000		Peruvian Government International Bond	6.550%	03/14/37	$1,575
4,175,000		Philippine Government International Bond	4.200	01/21/24	4,405
1,850,000		Poland Government International Bond	6.375	07/15/19	2,174
6,167,000		Poland Government International Bond	5.125	04/21/21	6,867
1,000,000		Poland Government International Bond	4.000	01/22/24	1,028
25,000,000	g	Province of Alberta Canada	1.000	06/21/17	24,969
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,077
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,084
15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,345
20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,559
10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,091
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,793
12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,199
24,250,000		Province of Ontario Canada	2.950	02/05/15	24,473
35,525,000		Province of Ontario Canada	2.700	06/16/15	36,137
24,000,000		Province of Ontario Canada	2.300	05/10/16	24,642
2,250,000		Province of Quebec Canada	5.125	11/14/16	2,451
8,835,000		Province of Quebec Canada	4.625	05/14/18	9,777
22,500,000		Province of Quebec Canada	3.500	07/29/20	23,958
10,000,000		Province of Quebec Canada	2.750	08/25/21	10,073
6,000,000		Province of Quebec Canada	7.500	09/15/29	8,499
5,175,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	5,279
1,925,000	g	Republic of Paraguay	6.100	08/11/44	2,031
1,300,000	g	Republic of Serbia	5.250	11/21/17	1,336
1,441,833	i	Republic of Serbia	6.750	11/01/24	1,453
1,225,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	1,326
4,500,000		Republic of Turkey	7.500	07/14/17	5,040
1,650,000		Republic of Turkey	6.000	01/14/41	1,708
1,550,000	g	Romanian Government International Bond	4.875	01/22/24	1,643
2,135,000	g	Slovenia Government International Bond	5.250	02/18/24	2,274
121,524,000		South Africa Government Bond	8.250	09/15/17	11,066
1,002,000		South Africa Government International Bond	6.875	05/27/19	1,137
3,500,000		South Africa Government International Bond	5.500	03/09/20	3,767
3,125,000		South Africa Government International Bond	5.875	09/16/25	3,438
2,375,000		South Africa Government International Bond	5.375	07/24/44	2,357
16,500,000		Spain Government Bond	3.750	10/31/18	23,350
3,000,000	g	Sri Lanka Government International Bond	6.000	01/14/19	3,165
1,900,000	g	Sri Lanka Government International Bond	6.250	10/04/20	2,009
1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,712
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,417
4,000,000		Svensk Exportkredit AB	1.125	04/05/18	3,949
8,000,000		Turkey Government International Bond	6.750	04/03/18	8,860
7,050,000		Turkey Government International Bond	5.750	03/22/24	7,485
500,000		United Mexican States	5.125	01/15/20	555
1,732,000		Uruguay Government International Bond	4.500	08/14/24	1,814
		TOTAL FOREIGN GOVERNMENT BONDS			770,127

MORTGAGE BACKED - 22.8%
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	02/15/26	5,022
2,168,067	i	FHLMC	2.380	02/01/36	2,326
4,512,225	i	FHLMC	2.314	07/01/36	4,819
2,317,721	i	FHLMC	2.260	09/01/36	2,468
1,417,893	i	FHLMC	2.349	09/01/36	1,519
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,957,410	i	FHLMC	2.366%	09/01/36	$2,080
2,755,601	i	FHLMC	2.371	09/01/36	2,942
1,190,861	i	FHLMC	2.510	02/01/37	1,281
5,034,183	i	FHLMC	2.422	03/01/37	5,391
2,216,854	i	FHLMC	6.038	04/01/37	2,372
43,928	i	FHLMC	1.950	05/01/37	44
2,744,860	i	FHLMC	2.250	06/01/37	2,929
2,747,358	i	FHLMC	2.618	08/01/37	2,861
2,583,707	i	FHLMC	1.676	09/01/37	2,702
26,445,000		FHLMC	4.000	12/15/38	28,023
23,488,241		FHLMC	3.500	04/15/40	24,544
18,494,175		FHLMC	4.000	03/15/44	19,494
187,575		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	194
1,420,556		FGLMC	5.000	09/01/18	1,500
716,595		FGLMC	5.500	01/01/19	766
202,547		FGLMC	4.000	06/01/19	214
776,125		FGLMC	4.500	01/01/20	819
707,919		FGLMC	4.500	07/01/20	761
448,226		FGLMC	4.500	08/01/20	480
115,684		FGLMC	7.000	10/01/20	124
5,930,277		FGLMC	4.500	06/01/21	6,348
2,040,139		FGLMC	4.500	06/01/21	2,182
741,593		FGLMC	5.000	04/01/23	806
22,296		FGLMC	7.000	05/01/23	26
239,100		FGLMC	6.000	10/01/23	269
192,613		FGLMC	6.000	11/01/23	217
2,769,740		FGLMC	4.000	07/01/24	2,935
901,063		FGLMC	4.500	09/01/24	974
43,314		FGLMC	8.000	01/01/31	50
81,301		FGLMC	7.000	12/01/31	85
6,085		FGLMC	7.000	01/01/32	6
200,968		FGLMC	8.000	02/01/32	235
1,552,150		FGLMC	4.500	07/01/33	1,678
3,438,609		FGLMC	5.500	12/01/33	3,859
1,898,509		FGLMC	5.500	12/01/33	2,139
9,228,658		FGLMC	7.000	12/01/33	10,800
12,226,131		FGLMC	5.000	01/01/34	13,513
4,772,979		FGLMC	4.500	10/01/34	5,163
2,046,783		FGLMC	4.500	04/01/35	2,220
3,268,221		FGLMC	7.000	05/01/35	3,747
744,933		FGLMC	5.000	02/01/36	824
66,394		FGLMC	6.500	05/01/36	75
4,163,528		FGLMC	5.000	04/01/38	4,624
3,355,628		FGLMC	5.000	07/01/39	3,701
15,630,161		FGLMC	4.500	11/01/40	17,119
17,947,618		FGLMC	4.500	12/01/40	19,602
75,000,000	h	FGLMC	3.500	10/15/44	76,550
56,000,000	h	FGLMC	4.000	10/15/44	58,957
38,000,000	h	FGLMC	4.000	11/15/44	39,888
385,821		Federal National Mortgage Association (FNMA)	4.960	01/01/15	385
19,100		FNMA	7.500	02/01/15	19
62,502		FNMA	7.500	04/01/15	63
45,609		FNMA	7.500	04/01/15	46
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,659		FNMA	6.500%	03/01/16	$9
3,893		FNMA	6.500	04/01/16	4
70,117		FNMA	6.500	10/01/16	72
94,103		FNMA	6.500	11/01/16	98
195,198		FNMA	6.500	02/01/18	205
1,606,697		FNMA	5.500	04/01/18	1,701
258,758		FNMA	6.500	04/01/18	272
1,104,614		FNMA	5.500	07/01/20	1,201
387,591		FNMA	4.500	11/01/20	410
987,728		FNMA	5.500	08/01/21	1,082
710,880		FNMA	4.500	03/01/23	762
49,790		FNMA	8.000	03/01/23	52
1,325,230		FNMA	4.500	06/01/23	1,424
2,034,000		FNMA	5.000	07/01/23	2,200
1,437,775		FNMA	4.000	05/01/24	1,534
136,908		FNMA	8.000	07/01/24	163
1,184,221		FNMA	4.500	08/01/24	1,264
5,690,850		FNMA	4.000	09/01/24	6,075
29,594		FNMA	9.000	11/01/25	35
8,807,307		FNMA	3.000	05/01/27	9,109
54,000,000	h	FNMA	3.000	10/25/29	55,620
74,000,000	h	FNMA	3.500	10/25/29	77,787
61,000,000	h	FNMA	2.500	11/25/29	61,198
27,000,000	h	FNMA	3.000	11/25/29	27,748
38,000,000	h	FNMA	3.500	11/25/29	39,863
1,763,060		FNMA	6.500	07/01/32	2,028
134,719		FNMA	7.000	07/01/32	150
174,197		FNMA	7.000	07/01/32	188
1,073,588		FNMA	4.500	03/25/33	1,107
11,357,553		FNMA	3.000	10/01/33	11,533
1,658,350		FNMA	4.500	10/01/33	1,802
166,000		FNMA	5.000	11/01/33	186
3,243,240		FNMA	5.000	11/01/33	3,638
12,774,340		FNMA	5.500	03/01/34	14,336
7,572,569		FNMA	3.500	03/25/34	7,704
11,928,219		FNMA	5.500	02/01/35	13,381
2,891,650		FNMA	4.500	05/01/35	3,142
69,613		FNMA	7.500	06/01/35	77
1,601,242	i	FNMA	2.261	02/01/36	1,724
1,264,833	i	FNMA	2.129	07/01/36	1,361
76,349		FNMA	6.500	03/01/37	90
1,893,323		FNMA	6.000	09/01/37	2,169
1,724,319		FNMA	6.000	09/01/37	1,994
1,537,312		FNMA	6.500	09/01/37	1,740
4,987,962	i	FNMA	2.400	10/01/37	5,379
12,813,624		FNMA	5.500	01/01/38	14,258
2,278,211		FNMA	5.500	01/01/38	2,552
70,233		FNMA	6.500	02/01/38	79
13,279,273		FNMA	5.500	04/01/38	14,777
10,092,687		FNMA	5.500	06/01/38	11,230
1,436,048	i	FNMA	2.008	10/01/38	1,535
9,281,464		FNMA	5.500	12/01/38	10,499
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$19,718,333		FNMA	4.000%	02/01/39	$20,844
22,862,083		FNMA	4.000	04/25/39	24,441
47,702,083		FNMA	4.000	06/25/39	50,865
761,644	h	FNMA	4.000	07/01/39	805
22,075,625		FNMA	3.500	07/25/39	23,065
6,779,176		FNMA	5.500	08/01/39	7,629
4,913,025		FNMA	4.500	10/01/39	5,310
3,742,684		FNMA	5.500	11/01/39	4,164
5,284,263		FNMA	4.500	06/01/40	5,719
2,728,197		FNMA	5.000	08/01/40	3,013
16,464,029		FNMA	5.000	09/01/40	18,183
4,317,817		FNMA	4.500	10/01/40	4,685
1,208,218		FNMA	6.000	10/01/40	1,370
2,083,492		FNMA	3.500	11/01/40	2,133
6,398,404		FNMA	4.500	11/01/40	6,921
13,622,657		FNMA	4.500	11/01/40	14,706
44,008,744		FNMA	4.500	12/25/40	47,182
898,806		FNMA	3.500	01/01/41	921
848,172		FNMA	3.500	02/01/41	870
14,265,910		FNMA	3.500	03/01/41	14,602
19,414,324		FNMA	5.000	05/01/41	21,475
1,328,030		FNMA	5.000	06/01/41	1,471
1,795,778		FNMA	5.000	08/01/41	1,986
697,139		FNMA	4.500	09/01/41	754
3,185,252		FNMA	3.500	11/01/41	3,263
3,746,094		FNMA	3.500	11/01/41	3,836
37,829,591		FNMA	5.500	12/01/41	42,978
10,000,000		FNMA	4.000	01/25/42	10,570
1,311,399		FNMA	4.500	04/01/42	1,418
15,254,211		FNMA	4.500	04/01/42	16,494
20,635,031		FNMA	4.000	09/01/42	21,815
24,472,981		FNMA	3.000	10/01/42	24,191
272,141		FNMA	3.000	10/01/42	269
263,876		FNMA	3.000	10/01/42	261
688,443		FNMA	3.000	11/01/42	680
46,947		FNMA	3.000	12/01/42	46
389,557		FNMA	3.000	12/01/42	385
12,783,173		FNMA	3.000	01/01/43	12,634
27,516,071		FNMA	3.000	01/01/43	27,187
4,454,647		FNMA	3.500	01/01/43	4,562
16,240,579		FNMA	3.000	02/01/43	16,045
171,219		FNMA	3.000	02/01/43	169
34,920,354		FNMA	3.000	02/01/43	34,499
736,822		FNMA	3.000	02/01/43	728
6,724,221		FNMA	3.500	02/01/43	6,915
185,322		FNMA	3.000	03/01/43	183
313,142		FNMA	3.000	03/01/43	309
902,449		FNMA	3.000	03/01/43	892
167,874		FNMA	3.000	03/01/43	166
391,801		FNMA	3.000	04/01/43	387
422,064		FNMA	3.000	04/01/43	417
65,946		FNMA	3.000	04/01/43	65
87,259		FNMA	3.000	04/01/43	86
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$261,319		FNMA	3.000%	04/01/43	$258
185,760		FNMA	3.000	04/01/43	183
198,064		FNMA	3.000	04/01/43	196
240,479		FNMA	3.000	04/01/43	238
18,150		FNMA	3.000	04/01/43	18
6,058,580		FNMA	3.000	05/01/43	5,983
10,850,170		FNMA	3.000	05/01/43	10,762
1,056,668		FNMA	3.500	05/01/43	1,087
1,786,466		FNMA	3.500	05/01/43	1,837
1,775,710		FNMA	3.500	06/01/43	1,826
4,698,711		FNMA	3.500	06/01/43	4,832
2,314,675		FNMA	3.500	06/01/43	2,380
870,379		FNMA	3.500	06/01/43	895
2,227,121		FNMA	3.500	06/01/43	2,290
1,068,395		FNMA	3.500	06/01/43	1,099
7,470,537		FNMA	4.000	06/01/43	7,897
2,977,892		FNMA	3.500	07/01/43	3,063
6,287,714		FNMA	3.500	07/01/43	6,466
23,509,758		FNMA	4.000	11/01/43	24,969
953,387		FNMA	4.000	12/01/43	1,008
6,905,282	h	FNMA	4.000	01/01/44	7,300
9,470,080		FNMA	4.000	02/01/44	10,011
1,703,588		FNMA	4.000	02/01/44	1,801
650,888		FNMA	4.000	02/01/44	688
1,970,861		FNMA	4.000	03/01/44	2,083
108,227		FNMA	4.000	03/01/44	114
2,620,201		FNMA	4.000	04/01/44	2,770
10,897,819		FNMA	4.000	04/01/44	11,521
3,360,193	h	FNMA	4.000	04/01/44	3,552
9,715,732	h	FNMA	4.000	05/01/44	10,271
6,586,353	h	FNMA	4.000	06/01/44	6,963
3,596,467		FNMA	4.000	06/01/44	3,802
31,852,228		FNMA	4.500	06/01/44	34,978
10,589,892		FNMA	4.500	06/01/44	11,589
15,142,000		FNMA	4.500	06/25/44	16,728
3,440,200		FNMA	4.000	07/01/44	3,637
1,845,563	h	FNMA	4.000	07/01/44	1,951
6,648,497		FNMA	4.000	08/01/44	7,028
4,752,837	h	FNMA	4.000	08/01/44	5,024
4,597,820	h	FNMA	4.000	08/01/44	4,861
1,197,716	h	FNMA	4.000	09/01/44	1,266
9,876,906		FNMA	4.500	09/01/44	10,809
7,875,700	h	FNMA	4.000	10/01/44	8,326
4,449,488	h	FNMA	4.500	10/01/44	4,869
58,000,000	h	FNMA	3.000	10/25/44	57,175
70,000,000	h	FNMA	3.500	10/25/44	71,548
78,000,000	h	FNMA	4.000	10/25/44	82,197
33,000,000	h	FNMA	4.500	10/25/44	35,604
63,000,000	h	FNMA	5.000	10/25/44	69,511
119,000,000	h	FNMA	3.000	11/25/44	116,978
96,000,000	h	FNMA	3.500	11/25/44	97,838
48,000,000	h	FNMA	4.000	11/25/44	50,433
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$104,000,000	h	FNMA	4.500%	11/25/44	$111,918
92,000,000	h	FNMA	5.000	11/25/44	101,294
12,000,000	h	FNMA	5.500	11/25/44	13,340
3,284		Government National Mortgage Association (GNMA)	9.000	06/15/16	3
2,192		GNMA	9.000	09/15/16	2
1,842		GNMA	9.000	09/15/16	2
5,507		GNMA	9.000	11/15/16	6
1,658		GNMA	9.000	12/15/16	2
3,877		GNMA	9.000	12/15/16	4
22,958		GNMA	9.500	12/15/16	24
14,361		GNMA	8.000	06/15/24	16
30,372		GNMA	8.500	11/20/30	37
49,863		GNMA	8.500	12/20/30	61
1,144,178		GNMA	5.500	07/15/33	1,282
625,829		GNMA	5.500	11/20/33	711
2,206,644		GNMA	5.500	03/20/35	2,505
1,133,045		GNMA	5.500	12/20/35	1,287
663,883		GNMA	6.000	10/20/36	758
696,051		GNMA	6.000	01/20/37	794
1,972,350		GNMA	6.000	02/20/37	2,250
1,598,761		GNMA	5.000	04/15/38	1,760
1,487,358		GNMA	5.500	07/15/38	1,653
2,413,945		GNMA	5.500	07/20/38	2,711
829,212		GNMA	6.000	08/20/38	935
1,391,376		GNMA	6.500	11/20/38	1,570
1,688,573		GNMA	2.176	05/16/39	1,692
3,080,920		GNMA	5.000	06/15/39	3,423
3,944,975		GNMA	5.000	06/15/39	4,380
2,100,193		GNMA	5.000	07/20/39	2,336
11,278,239		GNMA	4.500	09/20/39	12,378
1,013,725		GNMA	4.000	11/20/39	1,060
10,510,413		GNMA	3.500	07/15/43	10,930
11,376,921		GNMA	5.000	02/20/44	12,564
9,818,012		GNMA	5.000	03/20/44	10,846
12,744,146		GNMA	4.500	06/20/44	13,850
41,000,000	h	GNMA	3.000	10/15/44	41,279
27,000,000	h	GNMA	3.000	10/20/44	27,171
219,000,000	h	GNMA	3.500	10/20/44	226,288
131,000,000	h	GNMA	4.000	10/20/44	138,828
100,000,000	h	GNMA	4.500	10/20/44	108,453
11,000,000	h	GNMA	5.000	10/20/44	12,099
		TOTAL MORTGAGE BACKED			3,030,906

MUNICIPAL BONDS - 4.0%
9,685,000		Arizona School Facilities Board	0.945	09/01/16	9,642
3,740,000		Arizona School Facilities Board	0.945	09/01/16	3,738
1,025,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	1,038
15,000,000		City of New York NY	2.450	04/01/19	15,256
10,000,000		City of New York NY	2.650	04/01/20	10,133
12,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	12,042
3,500,000		Maine Municipal Bond Bank	1.708	06/01/16	3,501
8,800,000		New York State Urban Development Corp	1.350	03/15/18	8,713
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$2,000,000	Permanent University Fund	1.439%	07/01/17	$2,002
2,625,000	Permanent University Fund	1.730	07/01/18	2,614
4,720,000	Permanent University Fund	1.880	07/01/19	4,650
2,320,000	Permanent University Fund	2.258	07/01/20	2,295
2,160,000	Permanent University Fund	2.408	07/01/21	2,129
2,750,000	Permanent University Fund	2.508	07/01/22	2,702
2,855,000	Permanent University Fund	2.608	07/01/23	2,793
3,250,000	Permanent University Fund	2.708	07/01/24	3,151
2,335,000	Permanent University Fund	2.808	07/01/25	2,279
3,775,000	Permanent University Fund	2.908	07/01/26	3,675
4,000,000	Permanent University Fund	3.008	07/01/27	3,891
18,535,000	Permanent University Fund	3.575	07/01/32	17,177
12,300,000	State of California	0.850	02/01/15	12,314
9,000,000	State of California	5.450	04/01/15	9,223
15,625,000	State of California	1.050	02/01/16	15,699
11,370,000	State of California	5.950	04/01/16	12,245
2,915,000	State of Georgia	1.750	07/01/19	2,898
3,060,000	State of Georgia	2.000	07/01/20	3,038
3,215,000	State of Georgia	2.150	07/01/21	3,154
3,905,000	State of Georgia	2.750	07/01/25	3,777
4,100,000	State of Georgia	2.850	07/01/26	3,964
4,305,000	State of Georgia	2.950	07/01/27	4,149
4,520,000	State of Georgia	3.050	07/01/28	4,343
3,245,000	State of Georgia	3.150	07/01/29	3,117
4,385,000	State of Illinois	4.511	03/01/15	4,454
12,500,000	State of Illinois	2.000	06/15/15	12,635
12,500,000	State of Illinois	0.750	06/15/16	12,472
19,760,000	State of Illinois	4.833	02/01/17	20,950
12,500,000	State of Illinois	1.750	06/15/17	12,601
8,000,000	State of Illinois	4.350	06/01/18	8,342
7,500,000	State of Illinois	2.000	06/15/18	7,509
7,500,000	State of Illinois	2.000	06/15/19	7,376
7,160,000	State of Illinois	5.463	02/01/20	7,787
12,500,000	State of Illinois	1.930	06/15/20	11,995
12,500,000	State of Illinois	2.250	06/15/21	11,900
10,000,000	State of Illinois	4.310	04/01/23	9,781
11,535,000	State of Illinois	4.610	04/01/25	11,205
9,350,000	State of Illinois	4.760	04/01/26	9,027
12,500,000	State of Illinois	3.150	06/15/26	11,669
13,880,000	State of Illinois	4.910	04/01/27	13,254
12,500,000	State of Illinois	3.250	06/15/27	11,667
8,115,000	State of Illinois	5.010	04/01/28	7,665
20,870,000	State of Michigan	3.500	05/15/30	19,750
21,640,000	State of Michigan	3.600	05/15/31	20,386
22,455,000	State of Michigan	3.700	05/15/32	21,178
13,515,000	University of California	1.296	05/15/18	13,325
55,000,000	University of California	1.796	07/01/19	53,754
11,735,000	University of California	1.995	05/15/20	11,480
4,500,000	University of California	2.300	05/15/21	4,396
6,000,000	University of California	2.570	05/15/22	5,883
	TOTAL MUNICIPAL BONDS			533,783
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
U.S. TREASURY SECURITIES - 13.6%
$22,000,000	United States Treasury Bond	6.375%	08/15/27	$30,776
49,175,000	United States Treasury Bond	5.250	02/15/29	63,313
52,686,000	United States Treasury Bond	5.375	02/15/31	69,735
48,602,000	United States Treasury Bond	4.500	02/15/36	59,986
19,135,000	United States Treasury Bond	4.375	05/15/41	23,470
16,434,000	United States Treasury Bond	3.750	08/15/41	18,244
56,375,000	United States Treasury Bond	3.625	08/15/43	60,938
45,635,000	United States Treasury Bond	3.375	05/15/44	47,118
19,744,000	United States Treasury Bond	3.125	08/15/44	19,429
50,485,000	United States Treasury Note	0.125	12/31/14	50,493
166,905,000	United States Treasury Note	0.250	01/31/15	167,016
51,305,000	United States Treasury Note	0.250	02/28/15	51,349
1,000	United States Treasury Note	0.375	06/30/15	1
12,717,000	United States Treasury Note	1.875	06/30/15	12,887
15,952,000	United States Treasury Note	1.750	07/31/15	16,170
53,410,000	United States Treasury Note	0.250	08/15/15	53,477
44,505,000	United States Treasury Note	0.250	09/15/15	44,562
3,000,000	United States Treasury Note	0.250	09/30/15	3,004
22,788,000	United States Treasury Note	0.250	10/15/15	22,813
18,485,000	United States Treasury Note	1.250	10/31/15	18,700
17,747,000	United States Treasury Note	0.375	11/15/15	17,783
5,900,000	United States Treasury Note	0.250	12/31/15	5,902
3,300,000	United States Treasury Note	0.375	03/15/16	3,302
48,000,000	United States Treasury Note	0.375	03/31/16	48,011
9,800,000	United States Treasury Note	2.375	03/31/16	10,095
144,410,000	United States Treasury Note	0.375	04/30/16	144,354
55,500,000	United States Treasury Note	0.375	05/31/16	55,444
61,280,000	United States Treasury Note	0.500	06/30/16	61,316
18,500,000	United States Treasury Note	0.500	07/31/16	18,502
20,000,000	United States Treasury Note	0.500	08/31/16	19,980
10,000,000	United States Treasury Note	3.125	10/31/16	10,509
4,675,000	United States Treasury Note	0.750	01/15/17	4,672
37,900,000	United States Treasury Note	0.625	02/15/17	37,737
42,300,000	United States Treasury Note	1.000	09/15/17	42,234
17,100,000	United States Treasury Note	2.250	07/31/18	17,590
40,466,900	United States Treasury Note	1.375	09/30/18	40,214
10,365,000	United States Treasury Note	1.750	10/31/18	10,440
5,625,000	United States Treasury Note	1.375	02/28/19	5,553
5,550,000	United States Treasury Note	1.000	06/30/19	5,358
18,538,600	United States Treasury Note	1.625	08/31/19	18,411
3,870,000	United States Treasury Note	1.250	10/31/19	3,764
319,500	United States Treasury Note	2.625	11/15/20	329
825,000	United States Treasury Note	2.125	01/31/21	825
27,720,000	United States Treasury Note	2.000	02/28/21	27,484
10,000,000	United States Treasury Note	2.250	03/31/21	10,059
20,240,000	United States Treasury Note	2.250	04/30/21	20,341
16,465,000	United States Treasury Note	2.000	05/31/21	16,275
1,730,000	United States Treasury Note	2.125	06/30/21	1,722
11,825,000	United States Treasury Note	2.000	08/31/21	11,665
189,872,000	United States Treasury Note	8.000	11/15/21	262,735
45,295,000	United States Treasury Note	2.375	08/15/24	44,771
	TOTAL U.S. TREASURY SECURITIES			1,810,858

	TOTAL GOVERNMENT BONDS			6,544,023
	(Cost $6,462,977)
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
STRUCTURED ASSETS - 15.0%

ASSET BACKED - 11.1%
$13,000,000		AEP Texas Central Transition Funding LLC	1.976%	06/01/21	$12,882
		Series - 2012 1 (Class A2)
2,500,000	g	AESOP Funding II	3.270	02/20/18	2,597
		Series - 2011 5A (Class A)
20,980,877		Ally Auto Receivables Trust	0.540	07/15/16	20,993
		Series - 2013 2 (Class A2A)
33,000,000		Ally Auto Receivables Trust	0.480	02/15/17	33,007
		Series - 2014 1 (Class A2)
5,000,000	g	Ally Auto Receivables Trust	1.760	02/15/17	5,049
		Series - 2012 2 (Class B)
10,000,000	g	Ally Auto Receivables Trust	2.260	07/16/18	10,131
		Series - 2012 2 (Class C)
10,000,000	g	Ally Master Owner Trust	4.250	04/15/17	10,138
		Series - 2010 2 (Class A)
24,000,000		Ally Master Owner Trust	1.000	02/15/18	24,038
		Series - 2013 1 (Class A2)
7,503,000		Ally Master Owner Trust	1.720	07/15/19	7,526
		Series - 2012 4 (Class A)
8,710,000		Ally Master Owner Trust	1.540	09/15/19	8,659
		Series - 2012 5 (Class A)
5,238,610		AmeriCredit Automobile Receivables Trust	3.190	10/12/16	5,274
		Series - 2011 2 (Class C)
18,245,000		AmeriCredit Automobile Receivables Trust	1.590	07/10/17	18,353
		Series - 2012 3 (Class B)
10,350,000		AmeriCredit Automobile Receivables Trust	3.440	10/08/17	10,575
		Series - 2011 5 (Class C)
10,373,000		AmeriCredit Automobile Receivables Trust	1.690	11/08/18	10,426
		Series - 2012 5 (Class C)
17,823,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	17,814
		Series - 2013 1 (Class C)
19,850,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	19,881
		Series - 2013 2 (Class C)
74,236	m	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0^
		Series - 2006 WMC1 (Class N1)
2,236,667	g	Avis Budget Rental Car Funding AESOP LLC	2.370	11/20/14	2,241
		Series - 2011 2A (Class A)
2,030,000	g	Avis Budget Rental Car Funding AESOP LLC	4.640	05/20/16	2,066
		Series - 2010 3A (Class A)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	4,093
		Series - 2010 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	1,009
		Series - 2012 1A (Class A)
700,000	g	Avis Budget Rental Car Funding AESOP LLC	3.241	08/20/16	710
		Series - 2012 1A (Class B)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.410	11/20/17	2,083
		Series - 2011 3A (Class A)
5,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	5,826
		Series - 2011 3A (Class B)
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,125,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720%	02/20/18	$11,813
		Series - 2011 5A (Class B)
8,325,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	8,556
		Series - 2012 2A (Class A)
4,890,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	5,095
		Series - 2012 2A (Class B)
2,291,948	i	Bear Stearns Asset Backed Securities Trust	0.895	11/25/39	2,264
		Series - 2005 SD3 (Class 2A1)
7,450,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	7,568
		Series - 2010 2A (Class A1)
21,620,000		Capital Auto Receivables Asset Trust	1.040	11/21/16	21,696
		Series - 2013 3 (Class A2)
2,900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	2,898
		Series - 2013 1 (Class B)
10,545,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	10,547
		Series - 2013 1 (Class C)
20,115,358		CarMax Auto Owner Trust	0.520	11/15/16	20,127
		Series - 2013 4 (Class A2)
21,000,000		CarMax Auto Owner Trust	0.800	07/16/18	20,960
		Series - 2013 4 (Class A3)
3,532,884	i,m	CCR, Inc	0.599	07/10/17	3,430
		Series - 2010 CX (Class C)
922,725	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	743
		Series - 2004 2 (Class 1M2)
1,504,571	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	1,501
		Series - 2002 1 (Class AF6)
40,000,000		Citibank Credit Card Issuance Trust	0.730	02/07/18	40,019
		Series - 2013 A10 (Class A10)
218,168	i	Countrywide Asset-Backed Certificates	0.975	05/25/36	217
		Series - 2004 AB2 (Class A3)
381,503	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	381
		Series - 2007 MX1 (Class A1)
5,525,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	6,159
		Series - 2011 LC1A (Class C)
22,405,000		Discover Card Execution Note Trust	0.810	08/15/17	22,443
		Series - 2012 A1 (Class A1)
136,912,794	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	144,601
		Series - 2012 1A (Class A2)
6,337,775	g	Enterprise Fleet Financing LLC	0.680	09/20/18	6,339
		Series - 2013 1 (Class A2)
11,782,000		Ford Credit Auto Owner Trust	1.150	06/15/17	11,844
		Series - 2012 A (Class A4)
4,285,000		Ford Credit Auto Owner Trust	3.210	07/15/17	4,360
		Series - 2011 A (Class D)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,222
		Series - 2013 A (Class B)
5,820,000		Ford Credit Auto Owner Trust	1.110	10/15/18	5,830
		Series - 2013 B (Class B)
6,000,000		Ford Credit Auto Owner Trust	1.360	10/15/18	5,992
		Series - 2013 A (Class C)
5,595,000		Ford Credit Auto Owner Trust	2.430	01/15/19	5,728
		Series - 2012 C (Class D)
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$12,861,000		Ford Credit Floorplan Master	0.850%	01/15/18	$12,876
		Series - 0 1 (Class A1)
16,190,000		Ford Credit Floorplan Master	1.880	09/15/18	16,405
		Series - 2013 5 (Class B)
20,000,000		Ford Credit Floorplan Master	1.650	08/15/19	19,891
		Series - 2014 4 (Class B)
13,000,000	g	GE Capital Credit Card Master Note Trust	7.820	11/15/17	13,116
		Series - 2009 4 (Class C)
7,000,000	g	GE Capital Credit Card Master Note Trust	5.750	03/15/18	7,162
		Series - 2010 1 (Class C)
1,060,000		GE Capital Credit Card Master Note Trust	0.950	06/15/18	1,063
		Series - 2012 5 (Class A)
40,500,000	g	Hertz Vehicle Financing LLC	2.200	03/25/16	40,680
		Series - 2011 1A (Class A1)
49,305,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	49,905
		Series - 2009 2A (Class A2)
42,570,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	43,069
		Series - 0 2A (Class B2)
14,315,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	14,790
		Series - 2010 1A (Class A2)
31,520,000	g	Hertz Vehicle Financing LLC	5.700	02/25/17	33,150
		Series - 2010 1A (Class B2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	5,008
		Series - 2013 1A (Class B1)
100,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	100,059
		Series - 2014 T1 (Class AT1)
14,500,000	g	Hyundai Auto Lease Securitization Trust	0.610	02/15/17	14,505
		Series - 2014 B (Class A2)
15,000,000		Hyundai Auto Receivables Trust	1.130	09/17/18	14,916
		Series - 2013 A (Class B)
2,788,500	i	Irwin Home Equity Corp	0.915	02/25/34	2,700
		Series - 2005 A (Class A3)
17,198,741	g	JG Wentworth XXII LLC	3.820	12/15/48	17,996
		Series - 2010 3A (Class A)
3,850,705	i	Lehman XS Trust	0.405	02/25/36	3,678
		Series - 2006 1 (Class 1A1)
14,194,080		Lehman XS Trust	6.500	06/25/46	11,149
		Series - 2006 13 (Class 2A1)
4,248,842		Louisiana Public Facilities Authority	5.750	02/01/19	4,489
		Series - 2008 ELL (Class A2)
35,000,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	1.274	03/15/45	35,039
		Series - 2014 T1 (Class A1)
15,000,000		Nissan Auto Lease Trust	0.480	09/15/16	14,995
		Series - 2014 A (Class A2A)
45,500,000		Nissan Auto Lease Trust	0.740	10/15/18	45,540
		Series - 2013 A (Class A4)
4,000,000	g	NYCTL Trust	1.030	11/10/27	3,999
		Series - 2014 A (Class A)
1,346,672	i	Park Place Securities, Inc	1.100	09/25/34	1,351
		Series - 2004 WHQ1 (Class M1)
26,660	i	Renaissance Home Equity Loan Trust	1.035	08/25/33	25
		Series - 2003 2 (Class A)
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$167,208	i	Residential Asset Securities Corp	6.489%	10/25/30	$167
		Series - 2001 KS2 (Class AI6)
899,960	i	Residential Asset Securities Corp	0.800	04/25/35	900
		Series - 2005 KS3 (Class M3)
2,865,489		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	2,892
		Series - 2006 HI5 (Class A3)
1,647,008	i	Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	1,701
		Series - 2005 HI1 (Class A5)
115,955		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	116
		Series - 2006 HI3 (Class A3)
1,510,272	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,525
		Series - 2006 HI1 (Class M1)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	368
		Series - 2006 HI1 (Class M2)
8,300,000		Santander Drive Auto Receivables Trust	1.830	03/15/17	8,334
		Series - 2012 4 (Class B)
26,597,971		Santander Drive Auto Receivables Trust	0.660	06/15/17	26,621
		Series - 2014 1 (Class A2A)
18,990,000		Santander Drive Auto Receivables Trust	2.700	08/15/18	19,397
		Series - 2012 5 (Class C)
6,300,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	6,312
		Series - 2013 1 (Class C)
15,000,000	g	Santander Drive Auto Receivables Trust	1.890	10/15/19	15,183
		Series - 2013 A (Class B)
1,483,564	i	Securitized Asset Backed Receivables LLC	0.455	10/25/35	1,460
		Series - 2006 OP1 (Class A2C)
508,999	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	509
		Series - 2013 1A (Class A)
13,097,715	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	13,073
		Series - 2013 3A (Class B)
15,483,742	g	Sierra Receivables Funding Co LLC	2.050	06/20/31	15,386
		Series - 2014 2A (Class A)
6,375,659	g	Sierra Receivables Funding Co LLC	2.400	06/20/31	6,345
		Series - 2014 2A (Class B)
41,823,000	g	SLM Student Loan Trust	3.740	02/15/29	43,759
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,565
		Series - 2012 A (Class A2)
4,761,438	g	SolarCity LMC	4.590	04/20/44	4,911
		Series - 2014 1 (Class A)
1,839,886	i	Soundview Home Equity Loan Trust	0.455	11/25/35	1,823
		Series - 2005 OPT3 (Class A4)
56,000,000	g,h	SpringCastle America Funding LLC	2.700	05/25/23	55,994
		Series - 2014 AA (Class A)
105,103	i	Structured Asset Investment Loan Trust	0.755	05/25/35	105
		Series - 2005 4 (Class M1)
7,126,352	g,i	Structured Asset Securities Corp	0.375	10/25/36	6,927
		Series - 2006 GEL4 (Class A2)
40,000,000		Toyota Auto Receivables Owner Trust	0.400	12/15/16	39,956
		Series - 2014 B (Class A2)
13,500,000	g	Volvo Financial Equipment LLC	0.540	11/15/16	13,502
		Series - 2014 1A (Class A2)
10,000,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	10,011
		Series - 2013 1A (Class A3)
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,585,000	g	Vornado DP LLC	5.280%	09/13/28	$9,484
		Series - 2010 VNO (Class C)
807,046	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	815
		Series - 2006 N1 (Class N1)
1,502,420	g,i	Wachovia Loan Trust	0.515	05/25/35	1,426
		Series - 2005 SD1 (Class A)
959,750	i	Wells Fargo Home Equity Trust	0.295	07/25/36	953
		Series - 2006 2 (Class A3)
9,007,000		World Financial Network Credit Card Master Trust	5.200	04/15/19	9,251
		Series - 2010 A (Class M)
18,900,000		World Financial Network Credit Card Master Trust	0.910	03/16/20	18,885
		Series - 2013 B (Class A)
		TOTAL ASSET BACKED			1,478,916

OTHER MORTGAGE BACKED - 3.9%
12,500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	13,021
		Series - 2007 1 (Class AM)
14,549,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	15,289
		Series - 2007 1 (Class AMFX)
13,865,000	i	Bear Stearns Commercial Mortgage Securities	6.144	09/11/42	14,981
		Series - 2007 T28 (Class AJ)
2,500,000	i	Citigroup Commercial Mortgage Trust	5.899	12/10/49	2,713
		Series - 2007 C6 (Class AM)
9,800,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	10,006
		Series - 2007 C3 (Class AJ)
32,585,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	35,418
		Series - 2007 C3 (Class AM)
15,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	16,274
		Series - 2007 C2 (Class AMFX)
2,566,317		Countrywide Alternative Loan Trust	5.500	08/25/16	2,645
		Series - 2004 30CB (Class 1A15)
990,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	1,015
		Series - 2005 C5 (Class C)
2,000,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	2,062
		Series - 2005 C5 (Class B)
3,920,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230	12/15/40	4,053
		Series - 2005 C6 (Class B)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	13,028
		Series - 2006 OMA (Class D)
8,535,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	9,138
		Series - 2006 C4 (Class AM)
11,235,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	11,604
		Series - 2009 RR1 (Class A3C)
14,500,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	15,223
		Series - 2006 GG6 (Class AM)
5,910,000	g,i	GS Mortgage Securities Corp II	5.397	12/10/43	6,472
		Series - 2010 C2 (Class B)
17,504,651	g	GS Mortgage Securities Trust	2.059	04/10/31	16,888
		Series - 2013 G1 (Class A1)
4,233,557	i	HarborView Mortgage Loan Trust	0.373	07/19/47	3,715
		Series - 2007 4 (Class 2A1)
1,950,678	i	Impac CMB Trust	0.815	03/25/35	1,799
		Series - 2004 11 (Class 2A1)
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.439%	07/15/46	$7,108
		Series - 2011 C4 (Class C)
7,965,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	8,025
		Series - 2005 LDP2 (Class C)
59,294,804		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	62,264
		Series - 2006 LDP9 (Class A1A)
2,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,203
		Series - 2007 LD12 (Class AM)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	820
		Series - 2007 C6 (Class AM)
3,675,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	3,777
		Series - 2005 C5 (Class AJ)
12,000,000	i	Merrill Lynch Mortgage Trust	5.462	11/12/37	12,186
		Series - 2005 CKI1 (Class B)
2,205,000	i	Merrill Lynch Mortgage Trust	6.470	02/12/51	2,453
		Series - 0 C1 (Class AJA)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.470	02/12/51	2,458
		Series - 0 C1 (Class AJAF)
3,550,000	g,i	Morgan Stanley Capital I	5.419	09/15/47	3,841
		Series - 2011 C1 (Class D)
2,265,000	g,i	Morgan Stanley Capital I Trust	5.984	08/12/41	2,392
		Series - 2006 T23 (Class B)
4,700,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	4,813
		Series - 2006 HQ10 (Class AJ)
2,000,000	i	Morgan Stanley Capital I Trust	4.840	12/13/41	2,014
		Series - 2005 T17 (Class AJ)
12,573,000	i	Morgan Stanley Capital I Trust	5.831	06/11/42	13,601
		Series - 2007 T27 (Class AJ)
1,000,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	998
		Series - 2005 HQ6 (Class F)
12,300,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	13,013
		Series - 2006 HQ9 (Class AJ)
929,172		Residential Accredit Loans, Inc	4.350	03/25/34	952
		Series - 2004 QS4 (Class A1)
868,370		RFMSI Trust	5.500	03/25/35	884
		Series - 2005 S2 (Class A6)
2,100,272	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	2,136
		Series - 2012 1A (Class A)
2,439,898	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	2,476
		Series - 0 2A (Class A)
38,625,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	41,331
		Series - 2007 C30 (Class AM)
32,910,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	36,053
		Series - 2007 C34 (Class AM)
5,300,000	i	Wachovia Bank Commercial Mortgage Trust	6.146	05/15/46	5,460
		Series - 2007 C34 (Class AJ)
7,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	7,797
		Series - 2007 C31 (Class AM)
500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	516
		Series - 2007 C31 (Class AJ)
27,263,700	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	27,903
		Series - 2007 C32 (Class AJ)
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,794,000	i	Wachovia Bank Commercial Mortgage Trust	5.750%	06/15/49	$2,612
		Series - 2007 C32 (Class B)
35,600,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	38,879
		Series - 2007 C33 (Class AM)
7,205,902	i	WaMu Mortgage Pass-Through Certificates	0.505	12/25/45	6,719
		Series - 2005 AR19 (Class A1B3)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,224
		Series - 2010 C1 (Class B)
		TOTAL OTHER MORTGAGE BACKED			516,252

		TOTAL STRUCTURED ASSETS			1,995,168
		(Cost $1,991,667)

		TOTAL BONDS			12,898,076
		(Cost $12,711,492)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp			4,847
1,527,061	*	Federal National Mortgage Association			14,049
		TOTAL BANKS			18,896
		TOTAL PREFERRED STOCKS			18,896
		(Cost $49,941)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 15.5%
COMMERCIAL PAPER - 0.2%
$30,000,000	g	Coca-Cola Co	0.130	11/12/14	29,995
		TOTAL COMMERCIAL PAPER			29,995

GOVERNMENT AGENCY DEBT - 0.9%
47,000,000	w	Federal Home Loan Bank (FHLB)	0.077	11/05/14	46,996
25,000,000		FHLB	0.103	01/21/15	24,999
38,600,000		Federal Home Loan Mortgage Corp (FHLMC)	0.079	03/16/15	38,595
		TOTAL GOVERNMENT AGENCY DEBT			110,590

TREASURY DEBT - 14.4%
49,000,000	w	United States Treasury Bill	0.102	10/16/14	48,998
18,500,000		United States Treasury Bill	0.030	11/06/14	18,499
30,000,000	w	United States Treasury Bill	0.073	11/13/14	29,997
35,000,000	w	United States Treasury Bill	0.046	11/20/14	34,998
55,000,000	w	United States Treasury Bill	0.033-0.056	12/18/14	54,998
75,000,000	w	United States Treasury Bill	0.050-0.100	02/05/15	74,994
90,000,000		United States Treasury Bill	0.030	02/12/15	89,993
149,000,000	w	United States Treasury Bill	0.083-0.110	03/05/15	148,981
10,000,000		United States Treasury Bill	0.040	03/12/15	9,999
18,000,000		United States Treasury Bill	0.030	03/26/15	17,998
21,600,000	w	United States Treasury Bill	0.087-0.108	04/02/15	21,595
312,800,000	w	United States Treasury Bill	0.078-0.100	04/30/15	312,731
147,300,000	w	United States Treasury Bill	0.081-0.095	05/28/15	147,263
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$77,000,000	w	United States Treasury Bill	0.090-0.101%	06/25/15	$76,973
383,100,000	w	United States Treasury Bill	0.075-0.108	07/23/15	382,928
329,000,000	w	United States Treasury Bill	0.086-0.106	08/20/15	328,779
84,000,000		United States Treasury Bill	0.092-0.093	09/17/15	83,920
37,250,000	w	United States Treasury Note	2.125	05/31/15	37,758
		TOTAL TREASURY DEBT			1,921,402

		TOTAL SHORT-TERM INVESTMENTS			2,061,987
		(Cost $2,061,525)

		TOTAL INVESTMENTS - 113.3%			15,094,259
		(Cost $14,939,783)
		OTHER ASSETS & LIABILITIES, NET - (13.3)%			(1,774,710)
		NET ASSETS - 100.0%			$13,319,549

*	Non-income producing
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 09/30/14 the aggregate value of these securities was $2,086,949,000, or 15.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
342

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

			VALUE
PRINCIPAL		ISSUER	(000)
GOVERNMENT BONDS - 99.6%

U.S. TREASURY SECURITIES - 99.6%
	k	United States Treasury Inflation Indexed Bonds
$180,600,180		2.000%, 01/15/16	$186,949
370,123,031		0.125%, 04/15/16	374,402
195,337,106		2.500%, 07/15/16	207,347
177,224,778		2.375%, 01/15/17	189,229
438,386,591		0.125%, 04/15/17	444,209
145,649,252		2.625%, 07/15/17	158,792
147,901,964		1.625%, 01/15/18	157,065
320,129,208		0.125%, 04/15/18	322,680
149,820,372		1.375%, 07/15/18	159,149
147,035,250		2.125%, 01/15/19	160,625
221,660,220		0.125%, 04/15/19	222,197
146,175,040		1.875%, 07/15/19	159,502
225,091,611		1.375%, 01/15/20	239,424
291,287,942		1.250%, 07/15/20	309,266
362,618,272		1.125%, 01/15/21	380,353
344,403,180		0.625%, 07/15/21	351,345
343,146,107		0.125%, 01/15/22	335,264
400,951,350		0.125%, 07/15/22	391,398
271,465,970		0.125%, 01/15/23	262,643
52,212,780		0.375%, 07/15/23	51,646
77,858,875		0.625%, 01/15/24	78,248
30,102,000		0.125%, 07/15/24	28,900
249,960,730		2.375%, 01/15/25	292,767
214,061,330		2.000%, 01/15/26	243,645
160,910,766		2.375%, 01/15/27	190,453
198,908,523		1.750%, 01/15/28	221,395
139,977,527		3.625%, 04/15/28	190,085
180,770,130		2.500%, 01/15/29	220,638
169,697,366		3.875%, 04/15/29	239,379
55,382,060		3.375%, 04/15/32	76,955
80,082,822		2.125%, 02/15/40	99,103
90,735,864		2.125%, 02/15/41	112,888
227,012,320		0.750%, 02/15/42	207,876
118,135,920		0.625%, 02/15/43	104,292
71,049,155		1.375%, 02/15/44	75,995
		United States Treasury Note
40,000,000		2.500%, 05/15/24	40,025
		TOTAL U.S. TREASURY SECURITIES	7,486,129

		TOTAL GOVERNMENT BONDS	7,486,129
		(Cost $7,162,377)

		TOTAL INVESTMENTS - 99.6%	7,486,129
		(Cost $7,162,377)
343

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

		VALUE
PRINCIPAL	ISSUER	(000)
	OTHER ASSETS AND LIABILITIES, NET - 0.4%	31,917
	NET ASSETS - 100.0%	$7,518,046

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

	Cost amounts are in thousands..
344

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.2%

CONSUMER DURABLES & APPAREL - 0.0%
$1,100,000	i	Libbey Glass, Inc	3.750%	04/09/21	$1,089
		TOTAL CONSUMER DURABLES & APPAREL			1,089

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
8,029,875	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	7,928
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			7,928

MEDIA - 0.0%
3,000,000	i	Virgin Media Investment Holdings Ltd	3.500	06/05/20	2,918
		TOTAL MEDIA			2,918

UTILITIES - 0.1%
11,404,090	i	ExGen Renewables I LLC	5.250	02/06/21	11,461
8,500,000	h,i	TerraForm Power Operating LLC	4.750	07/23/19	8,521
		TOTAL UTILITIES			19,982

		TOTAL BANK LOAN OBLIGATIONS			31,917
		(Cost $31,886)

BONDS - 39.0%

CORPORATE BONDS - 14.1%

AUTOMOBILES & COMPONENTS - 0.2%
10,000,000		Ford Motor Co	4.750	01/15/43	10,008
4,500,000		Johnson Controls, Inc	2.600	12/01/16	4,650
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,590
6,675,000		Magna International, Inc	3.625	06/15/24	6,633
		TOTAL AUTOMOBILES & COMPONENTS			24,881

BANKS - 4.2%
24,500,000		Bank of America Corp	1.350	11/21/16	24,533
9,800,000	g	Bank of Nova Scotia	2.150	08/03/16	10,033
18,500,000	e	Bank of Nova Scotia	2.125	09/11/19	18,398
9,750,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.685	02/26/16	9,770
19,500,000		BB&T Corp	2.150	03/22/17	19,817
7,375,000		BB&T Corp	1.600	08/15/17	7,395
11,500,000	i	BOKF NA	0.924	05/15/17	11,483
8,500,000		Branch Banking & Trust Co	1.350	10/01/17	8,442
7,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,196
14,000,000		Capital One Bank USA NA	1.500	09/05/17	13,939
7,000,000		Capital One Bank USA NA	1.500	03/22/18	6,895
345

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$14,000,000		Capital One Bank USA NA	2.400%	09/05/19	$13,853
21,225,000		Capital One Bank USA NA	2.950	07/23/21	20,874
6,000,000		Capital One Bank USA NA	3.375	02/15/23	5,879
9,000,000	i	Capital One NA	0.683	03/22/16	9,022
10,000,000	i	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	0.714	03/18/16	10,051
7,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	6,993
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,055
7,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	7,252
31,500,000		Discover Bank	2.000	02/21/18	31,348
11,000,000		Discover Bank	4.200	08/08/23	11,388
13,255,000		First Niagara Financial Group, Inc	6.750	03/19/20	15,117
16,175,000		HSBC Holdings plc	4.250	03/14/24	16,366
6,350,000		HSBC Holdings plc	5.250	03/14/44	6,742
9,750,000		HSBC USA, Inc	1.625	01/16/18	9,715
10,000,000		Huntington Bancshares, Inc	2.600	08/02/18	10,107
7,325,000		Huntington National Bank	1.350	08/02/16	7,361
12,000,000		Huntington National Bank	1.375	04/24/17	11,979
19,000,000		Intesa Sanpaolo S.p.A	2.375	01/13/17	19,211
11,500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	11,205
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	11,346
13,750,000		Manufacturers & Traders Trust Co	1.450	03/07/18	13,583
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,852
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	6,304
7,450,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	7,440
17,257,000		People’s United Financial, Inc	3.650	12/06/22	17,307
9,725,000		PNC Bank NA	2.200	01/28/19	9,736
4,150,000		PNC Bank NA	2.700	11/01/22	3,958
8,245,000		PNC Bank NA	2.950	01/30/23	8,002
5,000,000		PNC Funding Corp	3.625	02/08/15	5,058
12,000,000		Regions Financial Corp	2.000	05/15/18	11,858
10,000,000		Royal Bank of Canada	1.125	07/22/16	10,045
11,500,000		Royal Bank of Canada	1.200	09/19/17	11,439
9,750,000		Royal Bank of Canada	1.500	01/16/18	9,718
10,000,000	e	Royal Bank of Canada	2.200	07/27/18	10,118
9,750,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	9,708
14,500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,319
4,610,000	i	State Street Bank and Trust Co	0.433	12/08/15	4,610
9,783,000	e	SVB Financial Group	5.375	09/15/20	10,944
9,250,000	g	Toronto-Dominion Bank	1.625	09/14/16	9,382
14,500,000	i	Toronto-Dominion Bank	0.786	04/30/18	14,613
10,250,000		US Bancorp	2.950	07/15/22	9,945
5,000,000	g	Westpac Banking Corp	1.850	11/26/18	4,981
		TOTAL BANKS			588,685

CAPITAL GOODS - 0.6%
2,500,000		3M Co	6.375	02/15/28	3,282
6,700,000	e	Anixter, Inc	5.125	10/01/21	6,616
2,500,000		Eaton Corp	4.000	11/02/32	2,473
4,600,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	4,824
10,000,000	e	John Deere Capital Corp	1.950	03/04/19	9,938
3,150,000		Masco Corp	7.125	03/15/20	3,623
5,155,000		Pall Corp	5.000	06/15/20	5,602
15,000,000		Pentair Finance S.A.	1.350	12/01/15	15,086
346

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$6,980,000		Pentair Finance S.A.	2.650%	12/01/19	$6,934
9,750,000		Precision Castparts Corp	0.700	12/20/15	9,767
9,250,000		Precision Castparts Corp	2.500	01/15/23	8,842
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,333
6,125,000		Rockwell Collins, Inc	3.700	12/15/23	6,346
		TOTAL CAPITAL GOODS			86,666

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
4,000,000	g,h	AECOM Technology Corp	5.750	10/15/22	4,015
5,300,000		Air Lease Corp	2.125	01/15/18	5,260
9,075,000		Air Lease Corp	3.875	04/01/21	9,166
6,525,000		Air Lease Corp	4.250	09/15/24	6,419
4,750,000		Waste Management, Inc	2.600	09/01/16	4,888
2,730,000		Waste Management, Inc	4.600	03/01/21	3,008
10,000,000		Waste Management, Inc	3.500	05/15/24	9,969
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			42,725

CONSUMER DURABLES & APPAREL - 0.1%
10,825,000		Whirlpool Corp	5.150	03/01/43	11,471
		TOTAL CONSUMER DURABLES & APPAREL			11,471

CONSUMER SERVICES - 0.4%
4,000,000		American National Red Cross	5.567	11/15/17	4,418
20,000,000		Massachusetts Institute of Technology	3.959	07/01/38	20,286
1,250,000		McDonald’s Corp	5.000	02/01/19	1,399
7,550,000		Nature Conservancy	6.300	07/01/19	8,576
5,145,000		Salvation Army	5.637	09/01/26	5,588
2,275,000		Service Corp International	5.375	01/15/22	2,298
13,625,000	g	Service Corp International	5.375	05/15/24	13,659
		TOTAL CONSUMER SERVICES			56,224

DIVERSIFIED FINANCIALS - 1.3%
5,000,000	i	American Express Centurion Bank	0.684	11/13/15	5,020
9,000,000		American Express Credit Corp	2.125	07/27/18	9,049
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,040
4,750,000		Bank of New York Mellon Corp	1.200	02/20/15	4,763
5,000,000	e	Bank of New York Mellon Corp	2.950	06/18/15	5,091
5,450,000	i	Bank of New York Mellon Corp	1.969	06/20/17	5,535
15,000,000		Bank of New York Mellon Corp	1.300	01/25/18	14,821
14,250,000	i	Bank of New York Mellon Corp	0.673	03/06/18	14,304
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,044
2,850,000		BlackRock, Inc	1.375	06/01/15	2,869
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,110
14,750,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	14,903
9,000,000		Capital One Financial Corp	2.150	03/23/15	9,072
9,000,000		CIT Group, Inc	3.875	02/19/19	8,842
9,500,000	e,g	EDP Finance BV	5.250	01/14/21	9,874
9,000,000	i	Ford Motor Credit Co LLC	1.483	05/09/16	9,124
16,375,000		Ford Motor Credit Co LLC	2.375	01/16/18	16,526
8,500,000		Invesco Finance plc	3.125	11/30/22	8,389
5,000,000		John Deere Capital Corp	1.250	12/02/14	5,009
4,600,000		John Deere Capital Corp	0.700	09/04/15	4,615
1,200,000		Legg Mason, Inc	2.700	07/15/19	1,204
347

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,300,000		Legg Mason, Inc	3.950%	07/15/24	$2,321
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	10,091
4,900,000	e	State Street Corp	1.350	05/15/18	4,814
8,300,000		State Street Corp	3.100	05/15/23	8,050
		TOTAL DIVERSIFIED FINANCIALS			186,480

ENERGY - 0.8%
5,000,000		Apache Corp	4.750	04/15/43	4,997
3,000,000	g,h	California Resources Corp	6.000	11/15/24	3,083
4,145,000		Continental Resources, Inc	5.000	09/15/22	4,373
2,500,000		Devon Energy Corp	6.300	01/15/19	2,891
3,000,000		EOG Resources, Inc	4.100	02/01/21	3,240
3,000,000		Hess Corp	5.600	02/15/41	3,379
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,725
7,450,000		Marathon Petroleum Corp	4.750	09/15/44	7,152
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	3,012
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,091
9,886,000		Noble Holding International Ltd	2.500	03/15/17	10,064
2,150,000	e	Noble Holding International Ltd	3.950	03/15/22	2,094
2,150,000	g	Northern Natural Gas Co	4.100	09/15/42	2,081
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,586
6,975,000		Statoil ASA	1.200	01/17/18	6,888
9,000,000	i	Statoil ASA	0.524	05/15/18	9,001
9,000,000		Statoil ASA	2.900	11/08/20	9,178
9,500,000	e	Statoil ASA	2.650	01/15/24	9,092
4,000,000		Statoil ASA	3.950	05/15/43	3,812
12,150,000	g	Texas Eastern Transmission LP	2.800	10/15/22	11,552
6,175,000		Weatherford International Ltd	4.500	04/15/22	6,429
		TOTAL ENERGY			112,720

FOOD & STAPLES RETAILING - 0.1%
6,900,000		Kroger Co	1.200	10/17/16	6,899
3,000,000		Kroger Co	2.200	01/15/17	3,057
8,000,000		Kroger Co	2.300	01/15/19	8,006
1,451,000		Safeway, Inc	3.400	12/01/16	1,465
		TOTAL FOOD & STAPLES RETAILING			19,427

FOOD, BEVERAGE & TOBACCO - 0.1%
4,678,000		Kellogg Co	4.000	12/15/20	5,007
12,000,000	i	Mondelez International, Inc	0.760	02/01/19	11,995
428,000		PepsiCo, Inc	7.900	11/01/18	526
		TOTAL FOOD, BEVERAGE & TOBACCO			17,528

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,485
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,504
9,750,000		Laboratory Corp of America Holdings	2.500	11/01/18	9,796
3,500,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,544
3,500,000		Medtronic, Inc	4.750	09/15/15	3,643
2,500,000		Medtronic, Inc	6.500	03/15/39	3,284
5,375,000		Owens & Minor, Inc	3.875	09/15/21	5,382
5,000,000		Providence Health & Services	5.050	10/01/14	5,000
5,000,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	4,985
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			42,623
348

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
$3,750,000		Clorox Co	3.800%	11/15/21	$3,917
4,500,000		Colgate-Palmolive Co	2.300	05/03/22	4,343
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,260

INSURANCE - 0.4%
5,000,000		Berkshire Hathaway Finance Corp	0.950	08/15/16	5,018
10,120,000	g	Five Corners Funding Trust	4.419	11/15/23	10,592
3,100,000		Progressive Corp	3.750	08/23/21	3,273
19,950,000	i	Prudential Financial, Inc	5.200	03/15/44	20,087
6,555,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	6,285
8,687,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	8,444
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,319
		TOTAL INSURANCE			56,018

MATERIALS - 0.6%
4,405,000		Agrium, Inc	3.150	10/01/22	4,284
3,335,000		Air Products & Chemicals, Inc	4.375	08/21/19	3,659
1,000,000		Ball Corp	6.750	09/15/20	1,047
2,275,000		Ball Corp	5.000	03/15/22	2,286
8,930,000		Ball Corp	4.000	11/15/23	8,305
5,750,000		Domtar Corp	4.400	04/01/22	5,855
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,602
990,000		International Paper Co	5.300	04/01/15	1,013
5,000,000		International Paper Co	6.000	11/15/41	5,688
4,000,000		International Paper Co	4.800	06/15/44	3,874
5,000,000		MeadWestvaco Corp	7.375	09/01/19	6,013
13,000,000		Nucor Corp	4.000	08/01/23	13,315
4,750,000		Praxair, Inc	1.050	11/07/17	4,699
4,000,000		Praxair, Inc	2.450	02/15/22	3,882
13,815,000		Rock Tenn Co	3.500	03/01/20	14,046
8,000,000		Sherwin-Williams Co	1.350	12/15/17	7,970
		TOTAL MATERIALS			88,538

MEDIA - 0.2%
3,500,000		Time Warner Cable, Inc	3.500	02/01/15	3,535
7,225,000		Time Warner Cable, Inc	8.250	04/01/19	8,999
5,500,000		Time Warner Cable, Inc	4.500	09/15/42	5,427
		TOTAL MEDIA			17,961

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
9,500,000	i	AbbVie, Inc	0.997	11/06/15	9,567
11,425,000		AbbVie, Inc	1.750	11/06/17	11,386
12,733,000		Bristol-Myers Squibb Co	3.250	08/01/42	10,658
2,250,000		Gilead Sciences, Inc	4.400	12/01/21	2,456
4,600,000		Johnson & Johnson	2.150	05/15/16	4,716
15,300,000		Johnson & Johnson	4.375	12/05/33	16,696
10,065,000		Johnson & Johnson	4.500	09/01/40	10,950
8,080,000		Life Technologies Corp	3.500	01/15/16	8,341
6,000,000		Mead Johnson Nutrition Co	4.600	06/01/44	6,053
349

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,000,000		Merck & Co, Inc	2.250%	01/15/16	$5,110
9,000,000	i	Merck & Co, Inc	0.591	05/18/18	9,049
9,545,000		Merck & Co, Inc	3.600	09/15/42	8,675
5,750,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/18	6,066
4,750,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	4,881
475,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	473
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			115,077

REAL ESTATE - 0.6%
8,907,000		Equity One, Inc	3.750	11/15/22	8,834
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,627
10,100,000	e	Federal Realty Investment Trust	2.750	06/01/23	9,605
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,786
16,355,000		Kilroy Realty LP	3.800	01/15/23	16,380
3,900,000		Mid-America Apartments LP	4.300	10/15/23	4,039
9,150,000		Mid-America Apartments LP	3.750	06/15/24	9,019
21,670,000		Regency Centers LP	3.750	06/15/24	21,620
2,400,000		Ventas Realty LP	3.250	08/15/22	2,334
		TOTAL REAL ESTATE			77,244

RETAILING - 0.0%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,075
		TOTAL RETAILING			5,075

SOFTWARE & SERVICES - 0.2%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	5,045
4,000,000		Xerox Corp	2.950	03/15/17	4,140
9,000,000		Xerox Corp	2.750	03/15/19	9,069
9,000,000		Xerox Corp	2.800	05/15/20	8,874
		TOTAL SOFTWARE & SERVICES			27,128

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
3,375,000		CC Holdings GS V LLC	2.381	12/15/17	3,414
19,000,000	i	Hewlett-Packard Co	1.174	01/14/19	19,255
5,475,000		Motorola Solutions, Inc	3.500	09/01/21	5,398
6,100,000		Xerox Corp	3.800	05/15/24	6,014
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			34,081

TELECOMMUNICATION SERVICES - 0.3%
3,400,000	e	CenturyLink, Inc	6.750	12/01/23	3,647
12,825,000	g	Sprint Corp	7.250	09/15/21	13,354
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,403
19,000,000		Verizon Communications, Inc	1.350	06/09/17	18,903
9,750,000		Vodafone Group plc	1.500	02/19/18	9,608
		TOTAL TELECOMMUNICATION SERVICES			48,915

TRANSPORTATION - 0.7%
11,375,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	11,216
4,600,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	4,941
2,100,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	2,257
16,925,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	16,912
6,500,000		CSX Corp	4.100	03/15/44	6,109
350

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,545,000		GATX Corp	2.500%	07/30/19	$2,541
7,250,000		GATX Corp	5.200	03/15/44	7,708
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,654
5,000,000		Norfolk Southern Corp	3.250	12/01/21	5,097
12,775,000		Norfolk Southern Corp	3.000	04/01/22	12,717
6,894,000		Norfolk Southern Corp	2.903	02/15/23	6,667
475,000		Norfolk Southern Corp	5.590	05/17/25	556
6,900,000		Ryder System, Inc	2.550	06/01/19	6,910
1,360,000	i	United Parcel Service of America, Inc (Step Bond 8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	1,984
3,650,000		United Parcel Service, Inc	1.125	10/01/17	3,627
		TOTAL TRANSPORTATION			91,896

UTILITIES - 1.6%
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,887
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,508
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,354
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,432
4,525,367		Export Lease Ten Co LLC	1.650	05/07/25	4,322
1,324,657	g	Great River Energy	5.829	07/01/17	1,425
3,375,000	g	International Transmission Co	4.625	08/15/43	3,717
7,250,000		ITC Holdings Corp	5.300	07/01/43	8,170
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	8,965
9,500,000		Nevada Power Co	5.875	01/15/15	9,650
9,450,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	9,550
9,600,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	9,669
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	9,592
14,150,000		NiSource Finance Corp	4.800	02/15/44	14,396
6,000,000		Northeast Utilities	1.450	05/01/18	5,905
9,750,000		Northern States Power Co	2.600	05/15/23	9,364
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,756
14,000,000	i	NSTAR Electric Co	0.471	05/17/16	13,989
15,000,000		PacifiCorp	3.600	04/01/24	15,404
13,550,000		Piedmont Natural Gas Co, Inc	4.100	09/18/34	13,780
630,000		Public Service Co of Colorado	4.750	08/15/41	693
5,000,000		Public Service Co of New Hampshire	3.500	11/01/23	5,158
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,622
620,000		San Diego Gas & Electric Co	6.000	06/01/39	795
8,300,000		Sempra Energy	3.550	06/15/24	8,362
8,875,000		Sierra Pacific Power Co	3.375	08/15/23	8,989
10,900,000		Southern California Gas Co	3.150	09/15/24	10,856
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,328
17,250,000	g	Topaz Solar Farms LLC	4.875	09/30/39	17,885
14,500,000	g	Topaz Solar Farms LLC	5.750	09/30/39	16,096
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,501
		TOTAL UTILITIES			233,120

		TOTAL CORPORATE BONDS			1,992,743
		(Cost $1,959,486)
351

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
GOVERNMENT BONDS - 22.6%

AGENCY SECURITIES - 4.4%
$6,474,671		Cal Dive I- Title XI, Inc	4.930%	02/01/27	$7,132
6,562,369		COP I LLC	3.613	12/05/21	7,007
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,128
17,166,667		FHLB	2.350	08/08/22	16,537
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	4,977
10,000,000		Federal National Mortgage Association (FNMA)	2.625	11/20/14	10,034
6,400,000		FNMA	1.125	04/27/17	6,432
15,500,000		FNMA	2.625	09/06/24	15,247
8,748,693		Gate Capital Cayman One Ltd	1.839	03/27/21	8,720
6,309,277		Gate Capital Cayman Two	3.550	06/11/21	6,649
1,096,000	j	Government Trust Certificate	0.000	04/01/19	993
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,087
19,100,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	19,072
33,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	33,243
9,375,000	i	India Government AID Bond	0.340	02/01/27	8,946
7,650,000		Lutheran Medical Center	1.982	02/20/30	7,183
12,195,000		Micron Semiconductor Asia Pte Ltd	1.258	01/15/19	12,179
4,400,000	g	Montefiore Medical Center	3.896	05/20/27	4,380
376,820		National Credit Union Administration	1.840	10/07/20	380
2,750,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/15	2,790
12,750,000	j	OPIC	0.000	11/17/16	13,493
14,500,000	j	OPIC	0.000	11/17/16	15,043
13,000,000	j	OPIC	0.000	11/17/17	13,082
3,000,000	j	OPIC	0.000	04/30/18	3,143
10,350,070		OPIC	1.030	04/15/19	10,265
1,866,071		OPIC	1.300	06/15/19	1,845
4,250,000	j	OPIC	0.000	11/13/19	4,268
3,037,541		OPIC	5.142	12/15/23	3,368
5,387,778		OPIC	2.290	09/15/26	5,368
2,969,640		OPIC	2.040	12/15/26	2,913
7,863,412		OPIC	4.440	02/27/27	8,692
13,500,000		OPIC	3.280	09/15/29	13,648
2,500,000		OPIC	2.610	04/15/30	2,342
4,655,000		OPIC	2.930	05/15/30	4,528
7,693,000		OPIC	3.040	05/15/30	7,635
9,264,722		OPIC	3.540	06/15/30	9,619
2,310,017		OPIC	2.310	11/15/30	2,132
23,768,656		OPIC	3.370	12/15/30	24,340
23,250,000		OPIC	3.820	12/20/32	24,167
15,000,000		OPIC	3.938	12/20/32	15,633
21,000,000		OPIC	3.430	06/01/33	21,494
4,892,233		Premier Aircraft Leasing	3.576	02/06/22	5,158
1,050,000		Private Export Funding Corp (PEFCO)	4.550	05/15/15	1,079
9,750,000		PEFCO	2.125	07/15/16	9,995
11,750,000		PEFCO	1.375	02/15/17	11,865
8,000,000		PEFCO	2.250	12/15/17	8,234
5,000,000		PEFCO	4.375	03/15/19	5,524
14,000,000		PEFCO	1.450	08/15/19	13,663
10,150,000		PEFCO	2.250	03/15/20	10,169
17,500,000		PEFCO	4.300	12/15/21	19,486
8,250,000		PEFCO	2.050	11/15/22	7,839
2,000,000		PEFCO	2.450	07/15/24	1,899
3,357,520		Tayarra Ltd	3.628	02/15/22	3,546
352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$3,262,948		Tricahue Leasing LLC	3.503%	11/19/21	$3,432
31,044,000	e	Tunisia Government AID Bonds	1.686	07/16/19	30,889
9,250,000		Ukraine Government AID Bonds	1.844	05/16/19	9,218
8,958,333		Ulani MSN 35940 LLC	2.227	05/16/25	8,837
8,025,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	8,275
1,900,000		US Department of Housing and Urban Development (HUD)	2.200	08/01/15	1,932
5,250,000		HUD	4.330	08/01/15	5,428
3,894,000		HUD	2.910	08/01/17	4,088
8,000,000		HUD	4.560	08/01/17	8,720
10,750,000		HUD	1.770	08/01/18	10,812
5,007,000		HUD	5.380	08/01/18	5,453
750,000		HUD	2.050	08/01/19	760
9,500,000		HUD	4.870	08/01/19	10,755
13,967,000		HUD	4.960	08/01/20	15,913
13,500,000		HUD	5.050	08/01/21	15,423
3,217,000		HUD	2.910	08/01/23	3,237
		TOTAL AGENCY SECURITIES			630,763

FOREIGN GOVERNMENT BONDS - 4.6%
24,000,000		African Development Bank	0.750	10/18/16	23,997
13,550,000		African Development Bank	2.375	09/23/21	13,550
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,939
24,000,000	g	Caisse d’Amortissement de la Dette Sociale	3.375	03/20/24	25,024
6,300,000		Canada Government International Bond	0.875	02/14/17	6,290
8,395,382	g	Carpintero Finance Ltd	2.004	09/18/24	8,201
24,750,000		Council of Europe Development Bank	1.500	01/15/15	24,840
14,250,000		Council of Europe Development Bank	1.000	03/07/18	14,056
24,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	24,028
2,000,000		European Investment Bank	4.875	02/15/36	2,442
33,225,000		Export Development Canada	0.875	01/30/17	33,220
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	18,000
7,500,000		FMS Wertmanagement AoeR	1.125	09/05/17	7,482
15,300,000		Hydro Quebec	2.000	06/30/16	15,640
10,200,000		Hydro Quebec	1.375	06/19/17	10,256
6,082,000		Hydro Quebec	8.400	01/15/22	7,953
33,750,000		Inter-American Development Bank	1.500	09/25/18	33,659
19,000,000	i	International Bank for Reconstruction & Development	0.172	07/22/15	18,991
49,000,000		International Bank for Reconstruction & Development	0.375	08/24/15	49,071
3,000,000		International Bank for Reconstruction & Development	2.000	10/20/16	3,077
24,500,000	e	International Finance Corp	0.500	05/15/15	24,522
24,000,000		International Finance Corp	0.500	05/16/16	23,965
29,000,000	g,i	International Finance Facility for Immunisation	0.422	07/05/16	29,005
2,850,000	e	Italy Government International Bond	5.375	06/12/17	3,132
10,000,000		KFW	2.625	01/25/22	10,166
19,000,000	g	Kommunalbanken AS.	0.750	11/21/16	18,980
7,500,000	g	National Bank of Canada	2.200	10/19/16	7,690
13,500,000		North American Development Bank	2.300	10/10/18	13,623
24,575,000		North American Development Bank	2.400	10/26/22	23,366
17,500,000	g	Province of Alberta Canada	1.000	06/21/17	17,478
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,073
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,020
15,250,000	e	Province of Manitoba Canada	1.750	05/30/19	15,110
15,000,000		Province of Manitoba Canada	2.100	09/06/22	14,388
353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$12,700,000		Province of Manitoba Canada	3.050%	05/14/24	$12,815
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,396
5,000,000		Province of Nova Scotia Canada	2.375	07/21/15	5,083
8,100,000		Province of Ontario Canada	2.950	02/05/15	8,175
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,613
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,402
9,500,000		Province of Ontario Canada	1.200	02/14/18	9,395
5,000,000	e	Province of Ontario Canada	4.400	04/14/20	5,541
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,648
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,083
		TOTAL FOREIGN GOVERNMENT BONDS			650,385

MORTGAGE BACKED - 8.2%
1,114,717	i	Federal Home Loan Mortgage Corp (FHLMC)	2.380	02/01/36	1,196
2,800,692	i	FHLMC	2.314	07/01/36	2,991
3,476,581	i	FHLMC	2.260	09/01/36	3,702
651,305	i	FHLMC	2.366	09/01/36	692
569,542	i	FHLMC	2.510	02/01/37	613
2,744,881	i	FHLMC	2.422	03/01/37	2,939
1,211,093	i	FHLMC	6.038	04/01/37	1,296
1,368,189	i	FHLMC	2.618	08/01/37	1,425
2,421,710	i	FHLMC	1.676	09/01/37	2,532
11,274,124		FHLMC	3.500	04/15/40	11,781
6,452,559		FHLMC	4.000	03/15/44	6,801
48,851		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	51
117,853		FGLMC	6.000	12/01/17	125
1,681,039		FGLMC	4.500	01/01/19	1,786
607,040		FGLMC	5.500	01/01/19	648
585,912		FGLMC	5.000	02/01/19	620
242,375		FGLMC	4.500	01/01/20	256
76,360		FGLMC	4.500	07/01/20	82
96,404		FGLMC	7.000	10/01/20	104
556,402		FGLMC	4.500	06/01/21	595
1,894,394		FGLMC	4.500	06/01/21	2,028
322,295		FGLMC	4.500	03/01/23	346
238,263		FGLMC	5.000	04/01/23	259
8,923		FGLMC	7.000	05/01/23	10
862,076		FGLMC	4.000	07/01/24	914
289,498		FGLMC	4.500	09/01/24	313
25,746		FGLMC	8.000	01/01/31	30
681,208		FGLMC	4.500	07/01/33	737
1,152,712		FGLMC	5.500	09/01/33	1,298
1,144,019		FGLMC	5.500	09/01/33	1,284
1,759,288		FGLMC	5.500	12/01/33	1,974
4,055,069		FGLMC	7.000	12/01/33	4,745
1,435,453		FGLMC	7.000	05/01/35	1,646
217,272		FGLMC	5.000	02/01/36	240
13,279		FGLMC	6.500	05/01/36	15
1,047,825		FGLMC	5.000	07/01/39	1,156
4,063,842		FGLMC	4.500	11/01/40	4,451
4,673,829		FGLMC	4.500	12/01/40	5,105
7,000,000	h	FGLMC	3.500	10/15/44	7,145
8,000,000	h	FGLMC	4.000	10/15/44	8,422
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$5,000,000	h	FGLMC	4.000%	11/15/44	$5,248
150		Federal National Mortgage Association (FNMA)	8.500	11/01/14	0	^
23,957		FNMA	6.500	10/01/16	25
162,110		FNMA	6.500	04/01/17	170
58,892		FNMA	6.500	02/01/18	62
1,324,959		FNMA	5.500	11/01/18	1,416
926,921		FNMA	5.000	12/01/18	988
873,463		FNMA	5.000	01/01/19	930
29,828		FNMA	4.500	03/01/19	32
121,040		FNMA	4.500	11/01/20	128
846,624		FNMA	5.500	08/01/21	927
312,094		FNMA	4.500	03/01/23	335
13,655		FNMA	8.000	03/01/23	14
902,911		FNMA	5.000	07/01/23	977
507,450		FNMA	4.000	05/01/24	541
37,878		FNMA	8.000	07/01/24	45
712,559		FNMA	4.500	08/01/24	760
2,845,425		FNMA	4.000	09/01/24	3,037
5,494,914		FNMA	3.000	05/01/27	5,683
18,000,000	h	FNMA	3.000	10/25/29	18,540
17,000,000	h	FNMA	3.500	10/25/29	17,870
19,000,000	h	FNMA	2.500	11/25/29	19,062
10,000,000	h	FNMA	3.000	11/25/29	10,277
8,000,000	h	FNMA	3.500	11/25/29	8,392
548,161		FNMA	6.500	07/01/32	631
536,794		FNMA	4.500	03/25/33	554
5,678,777		FNMA	3.000	10/01/33	5,766
656,966		FNMA	5.000	11/01/33	725
86,207		FNMA	7.000	01/01/34	94
2,732,479		FNMA	5.500	03/01/34	3,066
3,846,384		FNMA	3.500	03/25/34	3,913
35,325		FNMA	7.500	06/01/35	39
409,206	i	FNMA	2.261	02/01/36	441
747,033	i	FNMA	2.129	07/01/36	804
3,074,758	i	FNMA	2.367	01/01/37	3,292
1,014,280		FNMA	6.000	09/01/37	1,162
923,742		FNMA	6.000	09/01/37	1,068
288,246		FNMA	6.500	09/01/37	326
464,158	i	FNMA	2.400	10/01/37	501
1,138,651		FNMA	5.500	01/01/38	1,275
2,372,893		FNMA	5.500	01/01/38	2,640
18,709		FNMA	6.500	02/01/38	21
2,459,125		FNMA	5.500	04/01/38	2,736
1,869,016		FNMA	5.500	06/01/38	2,080
551,629	i	FNMA	2.008	10/01/38	590
7,501,924		FNMA	5.500	12/01/38	8,486
7,511,746		FNMA	4.000	02/01/39	7,941
456,985	h	FNMA	4.000	07/01/39	483
10,595,815		FNMA	3.500	07/25/39	11,071
2,459,194		FNMA	5.500	08/01/39	2,768
1,034,321		FNMA	4.500	10/01/39	1,118
693,089		FNMA	5.500	11/01/39	771
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,112,476	FNMA	4.500%	06/01/40	$1,204
909,399	FNMA	5.000	08/01/40	1,004
4,588,586	FNMA	5.000	09/01/40	5,068
890,550	FNMA	4.500	10/01/40	966
1,041,746	FNMA	3.500	11/01/40	1,066
1,816,354	FNMA	4.500	11/01/40	1,961
2,463,976	FNMA	4.500	11/01/40	2,665
33,251,051	FNMA	4.500	12/25/40	35,648
898,806	FNMA	3.500	01/01/41	921
424,086	FNMA	3.500	02/01/41	435
6,657,425	FNMA	3.500	03/01/41	6,814
6,130,839	FNMA	5.000	05/01/41	6,781
1,328,030	FNMA	5.000	06/01/41	1,471
1,592,626	FNMA	3.500	11/01/41	1,631
1,873,047	FNMA	3.500	11/01/41	1,918
18,914,795	FNMA	5.500	12/01/41	21,489
3,915,520	FNMA	4.500	04/01/42	4,234
12,560,453	FNMA	4.000	09/01/42	13,279
12,430,720	FNMA	3.000	10/01/42	12,287
219,896	FNMA	3.000	10/01/42	217
226,785	FNMA	3.000	10/01/42	224
573,703	FNMA	3.000	11/01/42	567
324,630	FNMA	3.000	12/01/42	320
39,122	FNMA	3.000	12/01/42	39
9,268,571	FNMA	3.000	01/01/43	9,158
4,305,912	FNMA	3.000	01/01/43	4,256
2,227,324	FNMA	3.500	01/01/43	2,281
614,018	FNMA	3.000	02/01/43	607
11,750,418	FNMA	3.000	02/01/43	11,609
5,470,510	FNMA	3.000	02/01/43	5,405
142,682	FNMA	3.000	02/01/43	141
3,362,111	FNMA	3.500	02/01/43	3,458
752,040	FNMA	3.000	03/01/43	743
260,952	FNMA	3.000	03/01/43	258
139,896	FNMA	3.000	03/01/43	138
154,436	FNMA	3.000	03/01/43	152
217,765	FNMA	3.000	04/01/43	215
15,126	FNMA	3.000	04/01/43	15
165,054	FNMA	3.000	04/01/43	163
72,715	FNMA	3.000	04/01/43	72
154,799	FNMA	3.000	04/01/43	153
200,400	FNMA	3.000	04/01/43	198
351,720	FNMA	3.000	04/01/43	347
54,954	FNMA	3.000	04/01/43	54
326,500	FNMA	3.000	04/01/43	322
5,425,085	FNMA	3.000	05/01/43	5,381
5,048,817	FNMA	3.000	05/01/43	4,986
893,232	FNMA	3.500	05/01/43	919
528,334	FNMA	3.500	05/01/43	543
887,855	FNMA	3.500	06/01/43	913
1,113,562	FNMA	3.500	06/01/43	1,145
435,189	FNMA	3.500	06/01/43	448
2,349,354	FNMA	3.500	06/01/43	2,416
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,157,338		FNMA	3.500%	06/01/43	$1,190
534,197		FNMA	3.500	06/01/43	549
2,801,451		FNMA	4.000	06/01/43	2,961
1,488,945		FNMA	3.500	07/01/43	1,531
3,143,856		FNMA	3.500	07/01/43	3,233
14,693,599		FNMA	4.000	11/01/43	15,606
680,990		FNMA	4.000	12/01/43	720
3,682,818	h	FNMA	4.000	01/01/44	3,893
293,950		FNMA	4.000	02/01/44	311
4,276,812		FNMA	4.000	02/01/44	4,521
769,362		FNMA	4.000	02/01/44	813
3,385,678		FNMA	4.000	02/25/44	3,574
890,067		FNMA	4.000	03/01/44	941
77,305		FNMA	4.000	03/01/44	82
5,518,533		FNMA	4.000	04/01/44	5,834
1,792,104	h	FNMA	4.000	04/01/44	1,895
1,183,316		FNMA	4.000	04/01/44	1,251
5,181,723	h	FNMA	4.000	05/01/44	5,478
128,840		FNMA	4.500	05/01/44	141
2,649,444		FNMA	4.000	06/01/44	2,801
3,559,431	h	FNMA	4.000	06/01/44	3,763
13,438,904		FNMA	4.500	06/01/44	14,707
1,464,564		FNMA	4.500	06/01/44	1,603
7,350,514		FNMA	4.500	06/01/44	8,072
2,573,950		FNMA	4.500	06/01/44	2,817
11,105,000		FNMA	4.500	06/25/44	12,268
984,300	h	FNMA	4.000	07/01/44	1,041
2,457,285		FNMA	4.000	07/01/44	2,598
3,718,911	h	FNMA	4.000	08/01/44	3,931
2,978,641	h	FNMA	4.000	08/01/44	3,149
3,002,547		FNMA	4.000	08/01/44	3,174
3,048,169		FNMA	4.500	08/01/44	3,336
718,629	h	FNMA	4.000	09/01/44	760
2,332,726		FNMA	4.500	09/01/44	2,553
4,520,675	h	FNMA	4.000	10/01/44	4,779
2,827,429		FNMA	4.500	10/01/44	3,094
22,000,000	h	FNMA	3.000	10/25/44	21,687
50,000,000	h	FNMA	3.500	10/25/44	51,105
43,000,000	h	FNMA	4.000	10/25/44	45,314
7,000,000	h	FNMA	4.500	10/25/44	7,552
22,000,000	h	FNMA	5.000	10/25/44	24,274
43,000,000	h	FNMA	3.000	11/25/44	42,269
69,000,000	h	FNMA	3.500	11/25/44	70,321
26,000,000	h	FNMA	4.000	11/25/44	27,318
20,000,000	h	FNMA	4.500	11/25/44	21,523
30,000,000	h	FNMA	5.000	11/25/44	33,031
3,000,000	h	FNMA	5.500	11/25/44	3,335
15,795		Government National Mortgage Association (GNMA)	9.000	12/15/17	17
4,785,587		GNMA	2.300	10/15/19	4,873
10,432		GNMA	8.000	06/15/22	11
9,081		GNMA	6.500	08/15/23	10
23,536		GNMA	6.500	08/15/23	27
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$7,536,485		GNMA	2.580%	08/15/25	$7,643
114,697		GNMA	6.500	05/20/31	134
9,374,853		GNMA	2.640	01/15/33	9,161
323,869		GNMA	5.500	07/15/33	363
177,790		GNMA	6.000	10/20/36	203
186,400		GNMA	6.000	01/20/37	213
652,353		GNMA	5.500	02/15/37	728
987,425		GNMA	6.000	02/20/37	1,126
486,492		GNMA	5.000	04/15/38	535
346,980		GNMA	6.000	08/20/38	391
695,688		GNMA	6.500	11/20/38	785
655,868		GNMA	5.000	07/20/39	729
4,613,824		GNMA	4.500	09/20/39	5,064
4,777,461		GNMA	3.500	07/15/43	4,968
2,443,128		GNMA	5.000	02/20/44	2,698
2,108,361		GNMA	5.000	03/20/44	2,329
2,940,957		GNMA	4.500	06/20/44	3,196
31,000,000	h	GNMA	3.000	10/15/44	31,211
20,000,000	h	GNMA	3.000	10/20/44	20,127
88,000,000	h	GNMA	3.500	10/20/44	90,929
38,000,000	h	GNMA	4.000	10/20/44	40,271
35,000,000	h	GNMA	4.500	10/20/44	37,959
3,000,000	h	GNMA	5.000	10/20/44	3,300
		TOTAL MORTGAGE BACKED			1,166,579

MUNICIPAL BONDS - 3.1%
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,064
1,090,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	1,081
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,705
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,543
1,410,000		Broward County FL Water & Sewer Utility Revenue	1.910	10/01/18	1,413
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,446
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,253
2,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,568
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,682
1,225,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	1,241
2,300,000		Chelan County Public Utility District No	1.867	07/01/15	2,325
5,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	5,993
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,415
7,130,000		City of Beaumont TX Waterworks & Sewer System Revenue	1.650	09/01/18	7,098
4,000,000		City of Dallas, TX	5.078	02/15/22	4,545
1,500,000		City of Dallas, TX	5.195	02/15/35	1,685
760,000		City of Eugene, OR	6.320	08/01/22	889
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,659
10,095,000		City of Houston TX Utility System Revenue	2.923	05/15/21	10,225
1,615,000		City of Jersey City NJ	1.192	09/01/15	1,616
2,200,000		City of Jersey City NJ	1.509	09/01/16	2,192
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,169
500,000		City of Jersey City NJ	2.079	09/01/18	494
925,000		City of Jersey City NJ	2.423	09/01/19	912
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	983
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,150,000		Commonwealth Financing Authority	2.875%	06/01/22	$1,146
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,241
24,000,000		Commonwealth of Massachusetts	5.000	08/01/33	27,695
5,000,000		Commonwealth of Massachusetts	5.456	12/01/39	6,036
1,105,000		County of Mercer, NJ	5.380	02/01/17	1,149
4,000,000		Dallas County Hospital District	5.621	08/15/44	4,910
23,500,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	24,555
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,763
4,635,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	5,025
500,000		Florida Governmental Utility Authority	2.000	10/01/16	496
9,750,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	9,784
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	12,686
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,088
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,236
4,135,000		Greene County OH	2.720	12/01/21	4,092
4,365,000		Greene County OH	3.120	12/01/23	4,286
4,615,000		Greene County OH	3.270	12/01/24	4,505
4,755,000		Greene County OH	3.420	12/01/25	4,681
1,800,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,693
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	966
8,500,000		Harris County Flood Control District	0.637	10/01/16	8,471
5,750,000		Harris County Flood Control District	1.229	10/01/17	5,731
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,376
785,000		Massachusetts Housing Finance Agency	1.306	06/01/16	787
425,000		Massachusetts Housing Finance Agency	1.776	06/01/17	425
5,310,000		Massachusetts Housing Finance Agency	4.782	12/01/20	5,714
5,400,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	6,169
3,500,000		Metropolitan Council	1.750	09/01/20	3,404
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,087
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,635
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	764
1,590,000		Michigan Finance Authority	5.000	07/01/16	1,694
8,000,000		Michigan Finance Authority	5.000	07/01/22	9,140
8,945,000		Michigan Finance Authority	5.000	07/01/22	10,219
500,000		Michigan Finance Authority	5.000	07/01/22	569
515,000		Michigan Finance Authority	5.000	07/01/29	559
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,702
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,153
1,130,000		New York State Energy Research & Development Authority	1.028	07/01/16	1,127
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,602
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,307
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,628
1,000,000		New York State Environmental Facilities Corp	1.755	06/15/18	990
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,185
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,204
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,220
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,199
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	487
800,000		New York State Environmental Facilities Corp	5.807	06/15/39	970
3,000,000		New York State Urban Development Corp	6.500	12/15/18	3,362
270,000		Newport News Economic Development Authority	5.640	01/15/29	278
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,230,000		Newport News Economic Development Authority	5.640%	01/15/29	$2,353
1,250,000		Niagara Area Development Corp	4.000	11/01/24	1,259
4,750,000		Northern California Power Agency	4.320	07/01/24	4,715
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,731
635,000		Oklahoma Water Resources Board	2.444	04/01/20	642
700,000		Oklahoma Water Resources Board	3.071	04/01/22	713
715,000		Pend Oreille County Public Utility District No Box Canyon	1.406	01/01/15	715
1,220,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	1,221
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,005
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,006
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	1,001
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,075
1,750,000		South Dakota Conservancy District	1.013	08/01/16	1,753
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,310
3,975,000		State of California	1.050	02/01/16	3,994
38,830,000	h	State of California	3.750	10/01/37	38,534
7,050,000		State of California	4.988	04/01/39	7,408
5,000,000		State of Connecticut	5.090	10/01/30	5,638
5,570,000		State of Illinois	4.350	06/01/18	5,808
9,000,000		State of Illinois	5.520	04/01/38	8,866
5,000,000		State of Michigan	2.302	11/01/14	5,009
4,505,000		State of Michigan	3.375	12/01/20	4,729
4,405,000		State of Michigan	3.590	12/01/26	4,428
2,500,000		State of Ohio	5.412	09/01/28	2,951
3,265,000		State of Texas	4.900	08/01/20	3,357
5,000,000		State of Texas	6.072	10/01/29	5,835
2,590,000		State of Washington	5.050	01/01/18	2,599
1,033,000		State of Wisconsin	5.700	05/01/26	1,218
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	5,709
6,500,000	i	University of California	0.657	07/01/41	6,524
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,152
600,000		West Virginia Water Development Authority	5.000	11/01/21	708
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,591
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,189
		TOTAL MUNICIPAL BONDS			437,133

U.S. TREASURY SECURITIES - 2.3%
6,000,000		United States Treasury Bond	3.125	02/15/43	5,912
95,505,000		United States Treasury Bond	2.875	05/15/43	89,461
19,450,000		United States Treasury Bond	3.375	05/15/44	20,082
3,631,000		United States Treasury Note	2.500	04/30/15	3,682
7,565,000		United States Treasury Note	0.250	12/31/15	7,568
6,000,000		United States Treasury Note	0.625	07/15/16	6,014
15,850,000		United States Treasury Note	0.500	07/31/16	15,852
13,710,000		United States Treasury Note	1.000	09/15/17	13,689
4,230,000		United States Treasury Note	1.625	04/30/19	4,214
104,880,000		United States Treasury Note	1.625	06/30/19	104,323
6,170,000		United States Treasury Note	1.625	08/31/19	6,128
2,000,000		United States Treasury Note	2.000	08/31/21	1,973
12,234,500		United States Treasury Note	1.625	11/15/22	11,562
34,254,000		United States Treasury Note	2.375	08/15/24	33,858
		TOTAL U.S. TREASURY SECURITIES			324,318

		TOTAL GOVERNMENT BONDS			3,209,178
		(Cost $3,158,787)
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
STRUCTURED ASSETS - 2.3%

ASSET BACKED - 1.6%
$15,596,141	g	Alterna Funding I LLC	1.639%	02/15/21	$15,557
		Series - 2014 1A (Class NOTE)
1,500,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	1,499
		Series - 2013 1 (Class C)
3,750,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	3,837
		Series - 2010 3A (Class B)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	4,721
		Series - 2010 5A (Class B)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	4,247
		Series - 2011 5A (Class B)
595,306	i	Bear Stearns Asset Backed Securities Trust	0.895	11/25/39	588
		Series - 2005 SD3 (Class 2A1)
12,000,000		Capital Auto Receivables Asset Trust	1.180	12/20/17	12,007
		Series - 2014 3 (Class A2)
900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	900
		Series - 2013 1 (Class B)
975,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	975
		Series - 2013 1 (Class C)
3,501,139	i	Chase Funding Loan Acquisition Trust	1.010	06/25/34	3,234
		Series - 2004 OPT1 (Class M1)
215,029	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	215
		Series - 2007 MX1 (Class A1)
1,715,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	1,912
		Series - 2011 LC1A (Class C)
12,561,250	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	13,267
		Series - 2012 1A (Class A2)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,526
		Series - 2011 A (Class D)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	559
		Series - 2010 1A (Class B3)
10,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.244	01/17/45	10,006
		Series - 2014 T1 (Class AT1)
1,800,000	g	HLSS Servicer Advance Receivables Backed Notes	2.286	01/17/45	1,801
		Series - 2014 T1 (Class DT1)
1,853,956	i	Lehman XS Trust	0.405	02/25/36	1,771
		Series - 2006 1 (Class 1A1)
5,057,661		Lehman XS Trust	6.500	06/25/46	3,973
		Series - 2006 13 (Class 2A1)
7,250,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	1.274	03/15/45	7,258
		Series - 2014 T1 (Class A1)
625,000	g	New Residential Advance Receivables Trust Advance Receivables Backed	2.266	03/15/45	625
		Series - 2014 T1 (Class D1)
1,419,373	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.675	01/25/36	1,411
		Series - 2005 WCH1 (Class M2)
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$437,441	i	Residential Asset Mortgage Products, Inc	5.470%	09/25/33	$452
		Series - 2003 RZ5 (Class A7)
316,114	i	Residential Asset Securities Corp	0.800	04/25/35	316
		Series - 2005 KS3 (Class M3)
1,910,326		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,928
		Series - 2006 HI5 (Class A3)
110,108		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	110
		Series - 2006 HI3 (Class A3)
1,208,217	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,220
		Series - 2006 HI1 (Class M1)
200,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	211
		Series - 2006 HI1 (Class M2)
3,800,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	3,808
		Series - 2013 1 (Class C)
557,604	i	Securitized Asset Backed Receivables LLC	0.455	10/25/35	549
		Series - 2006 OP1 (Class A2C)
2,361,324	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	2,411
		Series - 2012 2A (Class B)
1,832,397	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	1,834
		Series - 2013 1A (Class A)
10,045,000	g	SLM Student Loan Trust	3.740	02/15/29	10,510
		Series - 2011 B (Class A2)
6,836,937	g	SolarCity LMC	4.590	04/20/44	7,052
		Series - 2014 1 (Class A)
30,500,000	g	SolarCity LMC	4.020	07/20/44	30,433
		Series - 2014 2 (Class A)
662,359	i	Soundview Home Equity Loan Trust	0.455	11/25/35	656
		Series - 2005 OPT3 (Class A4)
16,500,000	g,h	SpringCastle America Funding LLC	2.700	05/25/23	16,498
		Series - 2014 AA (Class A)
67,529	i	Structured Asset Investment Loan Trust	0.755	05/25/35	67
		Series - 2005 4 (Class M1)
1,598,016	g,i	Structured Asset Securities Corp	0.375	10/25/36	1,553
		Series - 2006 GEL4 (Class A2)
24,000,000		Toyota Auto Receivables Owner Trust	0.410	08/15/16	24,015
		Series - 2014 A (Class A2)
24,000,000		Toyota Auto Receivables Owner Trust	0.670	12/15/17	23,971
		Series - 2014 A (Class A3)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	3,038
		Series - 2010 VNO (Class C)
590,521	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	596
		Series - 2006 N1 (Class N1)
779,033	g,i	Wachovia Loan Trust	0.515	05/25/35	739
		Series - 2005 SD1 (Class A)
314,245	i	Wells Fargo Home Equity Trust Series - 2006 2 (Class A3)	0.295	07/25/36	312
		TOTAL ASSET BACKED			224,168

OTHER MORTGAGE BACKED - 0.7%
3,050,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	3,177
		Series - 2007 1 (Class AM)
5,416,386	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,692
		Series - 2007 1 (Class AMFX)
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,590,000	i	Bear Stearns Commercial Mortgage Securities	6.144%	09/11/42	$2,799
		Series - 2007 T28 (Class AJ)
1,225,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	1,283
		Series - 2006 C4 (Class AJ)
2,575,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	2,799
		Series - 2007 C3 (Class AM)
2,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	2,984
		Series - 2007 C2 (Class AMFX)
1,257,548		Countrywide Alternative Loan Trust	5.500	08/25/16	1,296
		Series - 2004 30CB (Class 1A15)
612,798		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	627
		Series - 2003 35 (Class 1A1)
280,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	287
		Series - 2005 C5 (Class C)
3,500,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230	12/15/40	3,619
		Series - 2005 C6 (Class B)
3,550,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	4,022
		Series - 2006 OMA (Class D)
3,930,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	4,208
		Series - 2006 C4 (Class AM)
3,500,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	3,615
		Series - 2009 RR1 (Class A3C)
994,426	g,i	Credit Suisse Seasoned Loan Trust 2006-	0.395	10/25/34	979
		Series - 2006 1 (Class A)
2,535,000	g,i	GS Mortgage Securities Corp II	5.397	12/10/43	2,776
		Series - 2010 C2 (Class B)
1,485,655	i	HarborView Mortgage Loan Trust	0.373	07/19/47	1,304
		Series - 2007 4 (Class 2A1)
938,984	i	Impac CMB Trust	0.815	03/25/35	866
		Series - 2004 11 (Class 2A1)
2,125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.439	07/15/46	2,340
		Series - 2011 C4 (Class C)
3,780,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	3,808
		Series - 2005 LDP2 (Class C)
11,858,961		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	12,452
		Series - 2006 LDP9 (Class A1A)
8,029,215	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	8,843
		Series - 2007 LD12 (Class AM)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	820
		Series - 2007 C6 (Class AM)
275,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	283
		Series - 2005 C5 (Class AJ)
645,000	i	Merrill Lynch Mortgage Trust	6.470	02/12/51	718
		Series - 0 C1 (Class AJA)
710,000	g,i	Morgan Stanley Capital I	5.419	09/15/47	768
		Series - 2011 C1 (Class D)
855,000	g,i	Morgan Stanley Capital I Trust	5.984	08/12/41	903
		Series - 2006 T23 (Class B)
1,500,000	i	Morgan Stanley Capital I Trust	5.831	06/11/42	1,623
		Series - 2007 T27 (Class AJ)
1,000,000	i	Morgan Stanley Capital I Trust	5.271	08/13/42	998
		Series - 2005 HQ6 (Class F)
2,750,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,031
		Series - 2010 OBP (Class A)
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$460,180		Residential Accredit Loans, Inc	4.350%	03/25/34	$471
		Series - 2004 QS4 (Class A1)
311,722		RFMSI Trust	5.500	03/25/35	317
		Series - 2005 S2 (Class A6)
924,522	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	940
		Series - 2012 1A (Class A)
787,884	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	799
		Series - 0 2A (Class A)
4,585,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	4,906
		Series - 2007 C30 (Class AM)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	975
		Series - 2007 C34 (Class AM)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.146	05/15/46	1,751
		Series - 2007 C34 (Class AJ)
1,975,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,146
		Series - 2007 C31 (Class AM)
500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	516
		Series - 2007 C31 (Class AJ)
875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	818
		Series - 2007 C32 (Class B)
4,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	4,943
		Series - 2007 C32 (Class AJ)
510,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	557
		Series - 2007 C33 (Class AM)
2,560,588	i	WaMu Mortgage Pass-Through Certificates Series - 2005 AR19 (Class A1B3)	0.505	12/25/45	2,388
		TOTAL OTHER MORTGAGE BACKED			100,447

		TOTAL STRUCTURED ASSETS			324,615
		(Cost $321,605)

		TOTAL BONDS			5,526,536
		(Cost $5,439,878)

SHARES		COMPANY
COMMON STOCKS - 59.2%

AUTOMOBILES & COMPONENTS - 1.5%
67,500		Aisin Seiki Co Ltd			2,436
127,203		Bayerische Motoren Werke AG.			13,595
48,670		Bayerische Motoren Werke AG. (Preference)			3,948
57,475		BorgWarner, Inc			3,024
6,602		Delphi Automotive plc			405
187,700		Denso Corp			8,660
897	e	Dorman Products, Inc			36
3,056,597		Ford Motor Co			45,207
97,900		Fuji Heavy Industries Ltd			3,243
315,021		GKN plc			1,622
236,929		Harley-Davidson, Inc			13,789
384,280		Honda Motor Co Ltd			13,185
755,892		Johnson Controls, Inc			33,259
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
19,700	e	Magna International, Inc (Class A)	$1,870
54,400	*	Mazda Motor Corp	1,368
25,400		Mitsubishi Motors Corp	308
59,514	*	Modine Manufacturing Co	706
910,900		Nissan Motor Co Ltd	8,818
97,815		Pirelli & C S.p.A.	1,349
109,499		Renault S.A.	7,921
9,200		Stanley Electric Co Ltd	199
107,999	*	Tenneco, Inc	5,649
93,884	*,e	Tesla Motors, Inc	22,784
2,900		Toyoda Gosei Co Ltd	57
81,600		Toyota Industries Corp	3,948
59,667		Volkswagen AG. (Preference)	12,322
102,500		Yamaha Motor Co Ltd	2,008
		TOTAL AUTOMOBILES & COMPONENTS	211,716

BANKS - 3.5%
1,142	e	Arrow Financial Corp	29
51,058		Associated Banc-Corp	889
4,424		Astoria Financial Corp	55
578,039		Australia & New Zealand Banking Group Ltd	15,626
3,226,482		Banca Intesa S.p.A.	9,740
1,672,842		Banco Bilbao Vizcaya Argentaria S.A.	20,133
21,859		Bank Mutual Corp	140
25,289		Bank of Hawaii Corp	1,437
57,900		Bank of Montreal	4,262
207,400		Bank of Nova Scotia	12,828
3,264		Bank of the Ozarks, Inc	103
971,529		BB&T Corp	36,151
10,404		BBCN Bancorp, Inc	152
4,422		Bendigo Bank Ltd	46
1,093	*	Beneficial Mutual Bancorp, Inc	14
20,397		Boston Private Financial Holdings, Inc	253
8,472	*,m	CaixaBank S.A.	51
4,200	e	Canadian Imperial Bank of Commerce/Canada	377
7,221		Capitol Federal Financial	85
3,360		Cathay General Bancorp	83
5,743		Centerstate Banks of Florida, Inc	59
117,573		CIT Group, Inc	5,404
3,804		CoBiz, Inc	43
2,120		Columbia Banking System, Inc	53
165,930		Comerica, Inc	8,273
1,273		Commerce Bancshares, Inc	57
301,281		Commonwealth Bank of Australia	19,837
3,936		Community Bank System, Inc	132
770,941		Criteria CaixaBank S.A.	4,688
9,127		Cullen/Frost Bankers, Inc	698
236,588		DNB NOR Holding ASA	4,428
10,051		East West Bancorp, Inc	342
5,376		Federal Agricultural Mortgage Corp (Class C)	173
2,018		First Bancorp (NC)	32
451		First Citizens Bancshares, Inc (Class A)	98
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
23,976		First Commonwealth Financial Corp	$201
12,098		First Interstate Bancsystem, Inc	321
3,693		First Merchants Corp	75
16,186		FNB Corp	194
2,590		Glacier Bancorp, Inc	67
5,441		Hancock Holding Co	174
508,500		Hang Seng Bank Ltd	8,160
1,267		Heartland Financial USA, Inc	30
2,195		HomeStreet, Inc	37
3,709,892		HSBC Holdings plc	37,697
174,643		Huntington Bancshares, Inc	1,699
9,593		IBERIABANK Corp	600
1,147		International Bancshares Corp	28
20,614		Investors Bancorp, Inc	209
126,555	*	KBC Groep NV	6,718
1,625,945		Keycorp	21,674
21,058		Lakeland Bancorp, Inc	206
269,235	e	M&T Bank Corp	33,194
1,800		MB Financial, Inc	50
61,360	*,e	MGIC Investment Corp	479
4,070,000		Mizuho Financial Group, Inc	7,266
512,380		National Australia Bank Ltd	14,574
6,490		National Penn Bancshares, Inc	63
1,124,730		Natixis	7,738
1,500		NBT Bancorp, Inc	34
145,456	e	New York Community Bancorp, Inc	2,308
644,338		Nordea Bank AB	8,353
11,094		Northfield Bancorp, Inc	151
32,902		OFG Bancorp	493
19,938		Old National Bancorp	259
22,911		PacWest Bancorp	945
4,182		Peoples Bancorp, Inc	99
2,728	e	People’s United Financial, Inc	39
2,500		Pinnacle Financial Partners, Inc	90
519,297		PNC Financial Services Group, Inc	44,441
87,691	*	Popular, Inc	2,581
20,422		PrivateBancorp, Inc	611
53,363		Provident Financial Services, Inc	874
654,341	e	Radian Group, Inc	9,331
155,400		Resona Holdings, Inc	877
250,810	e	Royal Bank of Canada (Toronto)	17,927
1,000		S&T Bancorp, Inc	23
3,487	*	Signature Bank	391
221,278		Skandinaviska Enskilda Banken AB (Class A)	2,944
2,200	e	Southside Bancshares, Inc	73
596,739		Standard Chartered plc	11,007
261,500		Sumitomo Mitsui Financial Group, Inc	10,655
16,927		Susquehanna Bancshares, Inc	169
28,454	*	SVB Financial Group	3,189
45,092		Swedbank AB (A Shares)	1,131
800	*	Texas Capital Bancshares, Inc	46
315,022		Toronto-Dominion Bank	15,546
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
1,700		Trustmark Corp	$39
5,465		UMB Financial Corp	298
3,150		Umpqua Holdings Corp	52
2,479		Union Bankshares Corp	57
10,908	e	United Bankshares, Inc	337
5,569		United Financial Bancorp, Inc (New)	71
1,282,839		US Bancorp	53,661
10,727	*	Walker & Dunlop, Inc	143
13,956		Webster Financial Corp	407
3,652		WesBanco, Inc	112
5,233	e	Westamerica Bancorporation	243
5,690	*	Western Alliance Bancorp	136
629,923		Westpac Banking Corp	17,684
16,588		Wilshire Bancorp, Inc	153
1,110		Wintrust Financial Corp	50
37,356		Zions Bancorporation	1,086
		TOTAL BANKS	497,341

CAPITAL GOODS - 4.0%
432,713		3M Co	61,307
10,833		A.O. Smith Corp	512
5,085		Acuity Brands, Inc	599
19,102	*	Aerovironment, Inc	574
75,930		Alfa Laval AB	1,618
464,724		Ametek, Inc	23,334
56,219	*	ArvinMeritor, Inc	610
368,000		Asahi Glass Co Ltd	1,996
51,800		Assa Abloy AB (Class B)	2,662
7,416		Astec Industries, Inc	270
153,909		Atlas Copco AB (A Shares)	4,392
135,146		Atlas Copco AB (B Shares)	3,493
116,424		Barnes Group, Inc	3,533
2,120	*	Beacon Roofing Supply, Inc	54
106,747		Bouygues S.A.	3,452
29,997		Briggs & Stratton Corp	541
129,357	*	Builders FirstSource, Inc	705
299,328		Bunzl plc	7,788
8,451	*	CAI International, Inc	164
46,485		Caterpillar, Inc	4,603
4,279	*,e	Chart Industries, Inc	262
94,441		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,827
454,694		CNH Industrial NV	3,602
10,768	*	Colfax Corp	613
159,066		Compagnie de Saint-Gobain	7,268
210,677		Cummins, Inc	27,805
46,600		Daikin Industries Ltd	2,891
567,000		Danaher Corp	43,081
408,743	e	Deere & Co	33,513
67,977		Dover Corp	5,461
343,132		Eaton Corp	21,744
4,941		EMCOR Group, Inc	197
7,019		EnerSys	412
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
19,159	*	Esterline Technologies Corp	$2,132
153,282	e	Fastenal Co	6,882
6,133		Fluor Corp	410
11,291		Fortune Brands Home & Security, Inc	464
20,868	*	Furmanite Corp	141
21,353		GEA Group AG.	928
11,801		Geberit AG.	3,804
66,177		Graco, Inc	4,830
1,400		H&E Equipment Services, Inc	56
14,756	*	Hexcel Corp	586
32,600	e	Hitachi Construction Machinery Co Ltd	656
12,125		Hochtief AG.	832
463,645		Illinois Tool Works, Inc	39,141
133,866		Ingersoll-Rand plc	7,545
500	*	Jacobs Engineering Group, Inc	24
10,947	e	Joy Global, Inc	597
25,600		JTEKT Corp	429
92,000		Kawasaki Heavy Industries Ltd	368
324,000		Keppel Corp Ltd	2,665
213,800		Komatsu Ltd	4,941
331,267		Koninklijke Philips Electronics NV	10,534
320,000		Kubota Corp	5,067
20,868	*,e	Layne Christensen Co	203
15,826		Legrand S.A.	822
26,197		Lincoln Electric Holdings, Inc	1,811
15,600		Makita Corp	881
463,592		Masco Corp	11,089
31,361		Meggitt plc	229
1,101	*	Middleby Corp	97
521,800		Mitsubishi Corp	10,687
482,000		Mitsubishi Electric Corp	6,426
2,049	*	MYR Group, Inc	49
83,000		NGK Insulators Ltd	1,978
107,611		Nordson Corp	8,186
86,000		NSK Ltd	1,227
165,398		Owens Corning, Inc	5,251
287,127		Paccar, Inc	16,330
30,568		Pall Corp	2,559
35,299		Parker Hannifin Corp	4,029
105,836		Pentair plc	6,931
16,305		Pike Electric Corp	194
43,401	*,e	Polypore International, Inc	1,689
163,159		Precision Castparts Corp	38,649
118,919	*	Quanta Services, Inc	4,316
94,352		Rockwell Automation, Inc	10,367
13,087		Rockwell Collins, Inc	1,027
36,615		Roper Industries, Inc	5,356
3,300	*	Rush Enterprises, Inc (Class A)	110
236,880		Sandvik AB	2,660
189,352		Schneider Electric S.A.	14,528
98,000	e	Shimizu Corp	773
43,110		Skanska AB (B Shares)	889
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
42,500		SKF AB (B Shares)	$885
69,349		Smiths Group plc	1,417
17,535		Snap-On, Inc	2,123
15,061		Sulzer AG.	1,847
161,300		Sumitomo Electric Industries Ltd	2,388
5,435	e	TAL International Group, Inc	224
79,909		Tennant Co	5,361
18,487		Timken Co	784
8,405	*,e	Titan Machinery, Inc	109
6,400		Toyota Tsusho Corp	156
44,059		Travis Perkins plc	1,184
38,902	*	United Rentals, Inc	4,322
49,198		Vallourec	2,264
32,153	*	Vestas Wind Systems AS	1,254
176,760		Vinci S.A.	10,258
436,090		Volvo AB (B Shares)	4,718
3,755		W.W. Grainger, Inc	945
25,258	*	Wabash National Corp	336
38,428	*	WABCO Holdings, Inc	3,495
3,364	*,e	WESCO International, Inc	263
121,923		Wolseley plc	6,386
20,710		Woodward Governor Co	986
12,153		Xylem, Inc	431
		TOTAL CAPITAL GOODS	575,394

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,604		ABM Industries, Inc	67
29,936	e	Acacia Research (Acacia Technologies)	463
340,114	*	ACCO Brands Corp	2,347
13,967		Aggreko plc	350
205,697		Brambles Ltd	1,711
11,200		Bureau Veritas S.A.	248
120,569		Capita Group plc	2,270
19,200	*	CBIZ, Inc	151
2,000		CDI Corp	29
2,394	*	Copart, Inc	75
9,841		Corporate Executive Board Co	591
218,000		Dai Nippon Printing Co Ltd	2,187
24,020		Deluxe Corp	1,325
82,626		Dun & Bradstreet Corp	9,706
22,336		Equifax, Inc	1,669
2,000		Heidrick & Struggles International, Inc	41
6,421		HNI Corp	231
9,308	*	IHS, Inc (Class A)	1,165
1,660	*	Innerworkings, Inc	13
19,643		Interface, Inc	317
7,700		Intertek Group plc	326
122,588	e	Iron Mountain, Inc	4,003
1,800		Kelly Services, Inc (Class A)	28
29,712		Manpower, Inc	2,083
3,562	*	Mistras Group, Inc	73
2,100		Mobile Mini, Inc	73
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
13,621	*	Navigant Consulting, Inc	$190
1,000	*	On Assignment, Inc	27
109,843		R.R. Donnelley & Sons Co	1,808
2,311		Resources Connection, Inc	32
162,118		Robert Half International, Inc	7,944
16,303	*	RPX Corp	224
58,400		Secom Co Ltd	3,479
472		SGS S.A.	977
400		Societe BIC S.A.	52
1,544	*	SP Plus Corp	29
27,563		Tetra Tech, Inc	689
179,000		Toppan Printing Co Ltd	1,286
4,561		Viad Corp	94
16,675		Waste Management, Inc	793
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	49,166

CONSUMER DURABLES & APPAREL - 0.7%
29,048		Adidas-Salomon AG.	2,167
32,738		Callaway Golf Co	237
30,920		Christian Dior S.A.	5,180
1,447		CSS Industries, Inc	35
24,000		Electrolux AB (Series B)	632
7,187	e	Ethan Allen Interiors, Inc	164
11,700		Gildan Activewear, Inc	640
6,676		Hanesbrands, Inc	717
1,724	*	Jarden Corp	104
573,700		Matsushita Electric Industrial Co Ltd	6,838
521,454		Mattel, Inc	15,983
7,456	*	Meritage Homes Corp	265
9,802	*	Mohawk Industries, Inc	1,321
23,800		Movado Group, Inc	787
514,999		Nike, Inc (Class B)	45,938
126,600	e	Nikon Corp	1,831
11,961		Oxford Industries, Inc	729
5,425		Pandora AS	424
27,543		Ryland Group, Inc	915
50,000		Sekisui Chemical Co Ltd	575
96,000		Sekisui House Ltd	1,131
141,000	*	Sharp Corp	401
234,000		Sony Corp	4,200
27,906	*	Under Armour, Inc (Class A)	1,928
4,500	*	Unifi, Inc	117
31,176		VF Corp	2,059
10,000		Whirlpool Corp	1,456
306,000		Yue Yuen Industrial Holdings	924
		TOTAL CONSUMER DURABLES & APPAREL	97,698

CONSUMER SERVICES - 1.3%
79,580		Accor S.A.	3,524
30,700	e	Benesse Corp	1,007
1,289		Bob Evans Farms, Inc	61
25,421		Brinker International, Inc	1,291
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
7,675	*	Chipotle Mexican Grill, Inc (Class A)	$5,116
109,916		Choice Hotels International, Inc	5,716
91,310	e	Darden Restaurants, Inc	4,699
1,346		DineEquity, Inc	110
13,470		Domino’s Pizza, Inc	1,037
7,832		Dunkin Brands Group, Inc	351
38,395		InterContinental Hotels Group plc	1,481
373,655		Marriott International, Inc (Class A)	26,118
583,456		McDonald’s Corp	55,317
444,431	*	MGM Mirage	10,124
10,604	*	Popeyes Louisiana Kitchen, Inc	429
33,974		Royal Caribbean Cruises Ltd	2,286
106,561	*	Ruby Tuesday, Inc	628
29,578	*	Sonic Corp	661
586,295		Starbucks Corp	44,242
137,574		Starwood Hotels & Resorts Worldwide, Inc	11,448
9,100		Tim Hortons, Inc (Toronto)	717
10,000	e	Weight Watchers International, Inc	274
42,233		Whitbread plc	2,838
253,012		William Hill plc	1,512
		TOTAL CONSUMER SERVICES	180,987

DIVERSIFIED FINANCIALS - 3.8%
780,959		3i Group plc	4,837
358,183		Aberdeen Asset Management plc	2,311
14,474	*	Actua Corp	232
4,200	e	Aeon Credit Service Co Ltd	90
620,453		American Express Co	54,315
1,178,136		Bank of New York Mellon Corp	45,629
135,338		BlackRock, Inc	44,434
576,583		Capital One Financial Corp	47,061
1,431,454		Charles Schwab Corp	42,070
310,655		CME Group, Inc	24,838
1,362	e	Cohen & Steers, Inc	52
3,361	*,e	Credit Acceptance Corp	424
69,415		Deutsche Boerse AG.	4,661
653,742		Discover Financial Services	42,094
8,504		Eurazeo	612
119,553		Exor S.p.A.	4,622
626,613		Franklin Resources, Inc	34,219
24,115	*	Green Dot Corp	510
536,720		Hong Kong Exchanges and Clearing Ltd	11,552
546,747	*	ING Groep NV	7,772
134,009		IntercontinentalExchange Group, Inc	26,138
508,141		Invesco Ltd	20,061
800,553		Investec plc	6,722
3,030	*	Investment Technology Group, Inc	48
61,166	e	Janus Capital Group, Inc	889
60,728		Kinnevik Investment AB (Series B)	2,190
62,663		Legg Mason, Inc	3,206
2,861		London Stock Exchange Group plc	86
336,200		Mitsubishi UFJ Lease & Finance Co Ltd	1,758
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
76,231		NASDAQ OMX Group, Inc	$3,234
10,345		Nelnet, Inc (Class A)	446
513,669		Northern Trust Corp	34,945
22,527	*	PHH Corp	504
5,879	*	Pico Holdings, Inc	117
10,635	*	Safeguard Scientifics, Inc	196
62,441		Schroders plc	2,411
503,608		State Street Corp	37,071
287,043		T Rowe Price Group, Inc	22,504
3,000		TD Ameritrade Holding Corp	100
		TOTAL DIVERSIFIED FINANCIALS	534,961

ENERGY - 5.3%
40,000		Acergy S.A.	571
46,000		Aker Kvaerner ASA	185
52,019		AMEC plc	928
337,903		Apache Corp	31,719
78,800	e	ARC Resources Ltd	2,079
86,010		Baker Hughes, Inc	5,596
854,626		BG Group plc	15,777
158,441	*,e	BPZ Energy, Inc	303
33,667		Caltex Australia Ltd	824
177,939	*	Cameron International Corp	11,812
5,527	e	CARBO Ceramics, Inc	327
14,005	*	Carrizo Oil & Gas, Inc	754
312,700		Cenovus Energy, Inc (Toronto)	8,413
165,841	*	Cheniere Energy, Inc	13,272
98,049		Cimarex Energy Co	12,406
1,826	*	Clayton Williams Energy, Inc	176
260,946	*,e	Clean Energy Fuels Corp	2,035
29,437	*	Concho Resources, Inc	3,691
39,499		Contango Oil & Gas Co	1,313
239,024	*,e	Continental Resources, Inc	15,890
66,200	e	Crescent Point Energy Corp	2,389
12,102		Dawson Geophysical Co	220
17,941		Delek Group Ltd	6,790
2,500		Delek US Holdings, Inc	83
457,259		Devon Energy Corp	31,176
337,874		Enbridge, Inc	16,173
54,900		EnCana Corp	1,166
2,011		Energen Corp	145
72,600	e	Enerplus Resources Fund	1,378
460,668		EOG Resources, Inc	45,616
183,431		EQT Corp	16,791
19,000		Fugro NV	574
230,140	e	Galp Energia SGPS S.A.	3,740
8,642	*	Geospace Technologies Corp	304
386,241		Hess Corp	36,430
315,600		Inpex Holdings, Inc	4,462
201,413	*	ION Geophysical Corp	562
44,211	*	Key Energy Services, Inc	214
3,200	e	Keyera Corp	258
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
676,402	*	Kodiak Oil & Gas Corp	$9,179
536,851		Marathon Oil Corp	20,180
398,430		Marathon Petroleum Corp	33,735
11,520	*	Matrix Service Co	278
141,335	*	MEG Energy Corp	4,339
466,300		National Oilwell Varco, Inc	35,486
7,269	*	Natural Gas Services Group, Inc	175
169,553	e	Neste Oil Oyj	3,491
210,587		Noble Corp plc	4,679
324,695		Noble Energy, Inc	22,196
29,282	*,e	Northern Oil And Gas, Inc	416
26,358	*	Oasis Petroleum, Inc	1,102
474,102		Occidental Petroleum Corp	45,585
225,695		OMV AG.	7,589
153,232		Oneok, Inc	10,044
302,936	e	Pengrowth Energy Trust	1,588
265,014	e	Penn West Energy Trust	1,796
40,855		Petrofac Ltd	685
132,760	*	Petroquest Energy, Inc	746
447,968		Phillips 66	36,424
146,028		Pioneer Natural Resources Co	28,763
98,692		Questar Market Resources, Inc	3,038
573,547		Repsol YPF S.A.	13,607
36,777	*	Rex Energy Corp	466
894		SEACOR Holdings, Inc	67
58,600		Showa Shell Sekiyu KK	559
29,250	*,e	Solazyme, Inc	218
171,452	*	Southwestern Energy Co	5,992
792,399		Spectra Energy Corp	31,110
71,318		St. Mary Land & Exploration Co	5,563
403,405		Statoil ASA	10,983
522,004		Suncor Energy, Inc	18,891
88,722		Superior Energy Services	2,916
22,440		Technip S.A.	1,882
319,062		Tenaris S.A.	7,281
7,916		Tesoro Corp	483
262,191		Tullow Oil plc	2,734
36,311	*,e	Ultra Petroleum Corp	845
27,062	*	Unit Corp	1,587
989,544	*	Weatherford International Ltd	20,583
320,238		Western Refining, Inc	13,447
99,162	*	Whiting Petroleum Corp	7,690
451,724		Williams Cos, Inc	25,003
211,793		Woodside Petroleum Ltd	7,520
		TOTAL ENERGY	747,483

FOOD & STAPLES RETAILING - 0.8%
173,400		Aeon Co Ltd	1,728
179,256		Carrefour S.A.	5,536
13,576		Casino Guichard Perrachon S.A.	1,461
5,000	e	Colruyt S.A.	220
31,318	e	Delhaize Group	2,176
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
437,617	e	J Sainsbury plc	$1,779
59,300	e	Jeronimo Martins SGPS S.A.	653
85,954		Koninklijke Ahold NV	1,390
367,535		Kroger Co	19,112
3,600		Lawson, Inc	252
42,800		Loblaw Cos Ltd	2,142
68,666		Metro AG.	2,252
316,705		Safeway, Inc	10,863
149,700		Seven & I Holdings Co Ltd	5,806
9,498		Spartan Stores, Inc	185
821,965		Sysco Corp	31,194
2,410,822		Tesco plc	7,202
274,453		Wesfarmers Ltd	10,114
186,154		Whole Foods Market, Inc	7,094
516,189		WM Morrison Supermarkets plc	1,405
		TOTAL FOOD & STAPLES RETAILING	112,564

FOOD, BEVERAGE & TOBACCO - 2.2%
161,000		Ajinomoto Co, Inc	2,677
93,070		Aryzta AG.	8,020
191,588		Associated British Foods plc	8,305
28,068		Bunge Ltd	2,364
454		Calavo Growers, Inc	20
261,990		Campbell Soup Co	11,195
60,082		Coca-Cola HBC AG.	1,297
131,532		ConAgra Foods, Inc	4,346
19,775	*	Darling International, Inc	362
12,632		Dr Pepper Snapple Group, Inc	812
14,539		Flowers Foods, Inc	267
745,771		General Mills, Inc	37,624
199,293		Groupe Danone	13,346
514,141		Kellogg Co	31,671
28,997		Kerry Group plc (Class A)	2,044
78,727		Keurig Green Mountain, Inc	10,245
31,000		Kikkoman Corp	659
122,671		Kraft Foods Group, Inc	6,919
658		Lindt & Spruengli AG.	3,288
34		Lindt & Spruengli AG. (Registered)	2,015
74,148		Mead Johnson Nutrition Co	7,135
1,207,380		Mondelez International, Inc	41,371
14,500		Nissin Food Products Co Ltd	753
152,793		Orkla ASA	1,381
801,664		PepsiCo, Inc	74,627
155,121		Tate & Lyle plc	1,479
405,114		Unilever NV	16,077
457,362		Unilever plc	19,144
42,800	e	Yakult Honsha Co Ltd	2,248
		TOTAL FOOD, BEVERAGE & TOBACCO	311,691

HEALTH CARE EQUIPMENT & SERVICES - 1.8%
1,208,349		Abbott Laboratories	50,255
456,853		Aetna, Inc	37,005
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
8,037	*	Align Technology, Inc	$415
67,982	*	Amedisys, Inc	1,371
34,019		AmerisourceBergen Corp	2,630
10,800	*	Amsurg Corp	541
6,026	*	Angiodynamics, Inc	83
14,016	*,e	athenahealth, Inc	1,846
310,286		Becton Dickinson & Co	35,314
13,100	*	Bio-Reference Labs, Inc	368
89,935	*,e	BioScrip, Inc	621
38,727	*	Brookdale Senior Living, Inc	1,248
54,777	*	Centene Corp	4,531
20,000	*	Cerner Corp	1,191
30,107	*,e	Cerus Corp	121
4,495	e	Chemed Corp	463
191,455		Cigna Corp	17,363
24,864		Coloplast AS	2,079
1,249		Computer Programs & Systems, Inc	72
700	*	Cyberonics, Inc	36
10,758	*	DaVita, Inc	787
5,764		Dentsply International, Inc	263
15,359	*	Edwards Lifesciences Corp	1,569
42,713	*	ExamWorks Group, Inc	1,399
73,010	*	Five Star Quality Care, Inc	275
21,978	*	Gentiva Health Services, Inc	369
6,176	*	Greatbatch, Inc	263
4,374	*	Haemonetics Corp	153
21,280	*,e	Healthways, Inc	341
10,561	*,e	HMS Holdings Corp	199
125,907		Humana, Inc	16,404
1,185	*	ICU Medical, Inc	76
31,383	*	Idexx Laboratories, Inc	3,698
61,900	*	Inverness Medical Innovations, Inc	2,400
3,014	*	IPC The Hospitalist Co, Inc	135
759	*	Laboratory Corp of America Holdings	77
743		Landauer, Inc	24
6,078	*	LHC Group, Inc	141
58,522	*	LifePoint Hospitals, Inc	4,049
1,730	*	MedAssets, Inc	36
1,474	*	Medidata Solutions, Inc	65
802,734		Medtronic, Inc	49,729
9,612	*	Merit Medical Systems, Inc	114
55,639	*	Molina Healthcare, Inc	2,353
8,672	*	MWI Veterinary Supply, Inc	1,287
9,301	*	Natus Medical, Inc	274
2,364	*	NxStage Medical, Inc	31
3,000	*	Omnicell, Inc	82
31,393	*	OraSure Technologies, Inc	227
2,718	e	Owens & Minor, Inc	89
86,208		Patterson Cos, Inc	3,572
21,165	*	PharMerica Corp	517
3,576	*	Providence Service Corp	173
4,910		Quality Systems, Inc	68
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
19,067		Ramsay Health Care Ltd	$835
3,688	*	Sirona Dental Systems, Inc	283
23,298	*	Staar Surgical Co	248
4,400		Suzuken Co Ltd	127
15,400		Sysmex Corp	620
6,446	*	Tornier BV	154
16,067	*	Triple-S Management Corp (Class B)	320
8,101		Universal American Corp	65
3,801		US Physical Therapy, Inc	134
500	*	Varian Medical Systems, Inc	40
19,709	*	Vocera Communications, Inc	159
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	251,777

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
9,680		Beiersdorf AG.	805
684,195		Colgate-Palmolive Co	44,623
81,716		Estee Lauder Cos (Class A)	6,106
210		Henkel KGaA	20
137,770		Henkel KGaA (Preference)	13,715
297,479	e	Herbalife Ltd	13,015
41,500		Kao Corp	1,619
25,448		Kimberly-Clark Corp	2,737
63,795		L’Oreal S.A.	10,118
35,987	*	Medifast, Inc	1,181
16,029	e	Nu Skin Enterprises, Inc (Class A)	722
1,202,803		Procter & Gamble Co	100,723
152,666		Reckitt Benckiser Group plc	13,199
43,160		Svenska Cellulosa AB (B Shares)	1,026
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	209,609

INSURANCE - 3.4%
347,009		ACE Ltd	36,391
629,310		Aflac, Inc	36,657
23,548		Allianz AG.	3,801
1,543,100		AMP Ltd	7,360
13,380		Arthur J. Gallagher & Co	607
93,722		Aspen Insurance Holdings Ltd	4,009
421,903		Assicurazioni Generali S.p.A.	8,846
311,119		AXA S.A.	7,664
30,787		Axis Capital Holdings Ltd	1,457
798,759	*	Berkshire Hathaway, Inc (Class B)	110,341
297,104		Chubb Corp	27,060
280,593		CNP Assurances	5,282
102,203		Delta Lloyd NV	2,463
4,146	*	eHealth, Inc	100
2,400		Employers Holdings, Inc	46
1,256,823	*	Genworth Financial, Inc (Class A)	16,464
279,246		Hartford Financial Services Group, Inc	10,402
588,027		Insurance Australia Group Ltd	3,151
1,916		Kemper Corp	65
151,625		Marsh & McLennan Cos, Inc	7,936
75,286		Muenchener Rueckver AG.	14,852
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,849,807		Old Mutual plc	$8,359
15,856		PartnerRe Ltd	1,742
43,066		Platinum Underwriters Holdings Ltd	2,621
357,357		Principal Financial Group	18,751
427,906		Progressive Corp	10,818
477,529		Prudential Financial, Inc	41,994
882,978		Prudential plc	19,630
556,117	*	RSA Insurance Group plc	4,368
1,244,153		Standard Life plc	8,325
13,455		Stewart Information Services Corp	395
169,853		Swiss Re Ltd	13,517
177,900		T&D Holdings, Inc	2,286
433,143		Travelers Cos, Inc	40,689
800		TrygVesta AS	83
10,000		Willis Group Holdings plc	414
8,789		Zurich Financial Services AG.	2,616
		TOTAL INSURANCE	481,562

MATERIALS - 3.4%
59,658		Agnico-Eagle Mines Ltd	1,725
23,600	e	Agrium, Inc	2,098
106,029		Air Liquide	12,927
302,738		Air Products & Chemicals, Inc	39,410
23,600		Akzo Nobel NV	1,615
500		Albemarle Corp	29
516,197	*,e	Allied Nevada Gold Corp	1,709
92,400		Amcor Ltd	915
4,437		Aptargroup, Inc	269
232,000		Asahi Kasei Corp	1,887
176,082		Avery Dennison Corp	7,862
63,073		Ball Corp	3,991
179,010		BASF AG.	16,329
491,599		Boliden AB	7,938
19,645		Boral Ltd	86
8,161		Carpenter Technology Corp	369
10,679	*,e	Castle (A.M.) & Co	91
44,916		Celanese Corp (Series A)	2,629
31,719	*	Century Aluminum Co	824
2,372	*	Clearwater Paper Corp	143
131,361		Commercial Metals Co	2,242
14,183		Compass Minerals International, Inc	1,195
295,427		CRH plc	6,709
17,000	e	Daido Steel Co Ltd	68
11,234		Domtar Corp	395
9,400		DSM NV	580
36,695		Eastman Chemical Co	2,968
347,282		Ecolab, Inc	39,878
5,690	*	Ferro Corp	82
646,464		Fletcher Building Ltd	4,431
33,738	*,e	Flotek Industries, Inc	880
1,077,618	e	Fortescue Metals Group Ltd	3,274
28,700		Franco-Nevada Corp	1,409
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,179		Givaudan S.A.	$3,473
2,623		Globe Specialty Metals, Inc	48
67,901		H.B. Fuller Co	2,696
48,214		HeidelbergCement AG.	3,174
50,000		Hitachi Metals Ltd	901
38,897		Holcim Ltd	2,830
4,713	*	Horsehead Holding Corp	78
900		Imerys S.A.	66
23,190		Innophos Holdings, Inc	1,278
9,797		International Flavors & Fragrances, Inc	939
257,210		International Paper Co	12,279
122,500		JFE Holdings, Inc	2,447
14,804		Johnson Matthey plc	698
48,900		JSR Corp	853
77,699		K&S AG.	2,192
18,000		Kaneka Corp	101
385,700	*	Kinross Gold Corp	1,281
643,000		Kobe Steel Ltd	1,044
7,764	*	Kraton Polymers LLC	138
58,000		Kuraray Co Ltd	681
15,164		Lafarge S.A.	1,091
46,374		Linde AG.	8,876
173,029	*	Louisiana-Pacific Corp	2,352
390,170		LyondellBasell Industries AF S.C.A	42,396
212,757		MeadWestvaco Corp	8,710
38,519		Minerals Technologies, Inc	2,377
1,438,000		Mitsubishi Materials Corp	4,653
120,960	e	Mitsui Chemicals, Inc	337
113,537		Mosaic Co	5,042
2,100		Myers Industries, Inc	37
2,220		Neenah Paper, Inc	119
360,702	*	Newcrest Mining Ltd	3,315
3,308,000		Nippon Steel Corp	8,588
31,500		Nitto Denko Corp	1,725
1,173,368		Norsk Hydro ASA	6,560
550,230		Nucor Corp	29,867
53,242		Orica Ltd	879
64,561	*	Owens-Illinois, Inc	1,682
11,843		PolyOne Corp	421
134,800	e	Potash Corp of Saskatchewan	4,668
314,170		Praxair, Inc	40,528
1,380		Quaker Chemical Corp	99
9,992		Reliance Steel & Aluminum Co	683
34,167	*	Resolute Forest Products	534
34,640		Rexam plc	275
13,246		Rock-Tenn Co (Class A)	630
15,925		Rockwood Holdings, Inc	1,218
115,844		Royal Gold, Inc	7,523
6,424	*	RTI International Metals, Inc	158
850		Schnitzer Steel Industries, Inc (Class A)	20
18,931		Sealed Air Corp	660
17,916		Sherwin-Williams Co	3,923
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
92,200		Shin-Etsu Chemical Co Ltd	$6,041
209,172		Sigma-Aldrich Corp	28,450
247,000		Silver Wheaton Corp	4,927
1,200		Stepan Co	53
74,982	*	Stillwater Mining Co	1,127
334,517		Stora Enso Oyj (R Shares)	2,775
360,000		Sumitomo Chemical Co Ltd	1,286
586,000		Sumitomo Metal Mining Co Ltd	8,247
42,000	e	Taiyo Nippon Sanso Corp	371
698,200	e	Teck Cominco Ltd	13,223
74,000		Teijin Ltd	179
305,000		Toray Industries, Inc	2,016
117,300		Toyo Seikan Kaisha Ltd	1,454
15,649		Umicore	682
198,855		UPM-Kymmene Oyj	2,827
8,180	e	US Silica Holdings Inc	511
60,125		Valspar Corp	4,749
4,790		Wausau Paper Corp	38
278,810	*	Worthington Industries, Inc	10,377
		TOTAL MATERIALS	483,433

MEDIA - 1.6%
185,416	e	Cablevision Systems Corp (Class A)	3,247
19,805		Cinemark Holdings, Inc	674
114,560		Clear Channel Outdoor Holdings, Inc (Class A)	772
161,056	*	DIRECTV	13,935
388,492	*	Discovery Communications, Inc (Class A)	14,685
502,550	*	Discovery Communications, Inc (Class C)	18,735
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	1,426
11,620	*	Entercom Communications Corp (Class A)	93
337,940		ITV plc	1,135
1,900		JC Decaux S.A.	60
10,069		John Wiley & Sons, Inc (Class A)	565
266,369	*	Journal Communications, Inc (Class A)	2,245
15,813		Lagardere S.C.A.	423
535,024	*,e	Liberty Global plc	21,944
447,867	*,e	Liberty Global plc (Class A)	19,052
417,709	*,e	McClatchy Co (Class A)	1,404
228,929		New York Times Co (Class A)	2,569
551,411		Pearson plc	11,085
18,429		ProSiebenSat. Media AG.	731
1,550		Scholastic Corp	50
15,051		Scripps Networks Interactive (Class A)	1,175
60,413	e	Sinclair Broadcast Group, Inc (Class A)	1,576
1,067,000	e	Singapore Press Holdings Ltd	3,511
25,497	*	Sizmek, Inc	197
298,216		Time Warner Cable, Inc	42,791
654,009		Time Warner, Inc	49,188
46,200		Wolters Kluwer NV	1,232
683,960		WPP plc	13,702
		TOTAL MEDIA	228,202
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
1,969	*	Acorda Therapeutics, Inc	$67
68,628		Actelion Ltd	8,038
68,836	*,e	Affymetrix, Inc	549
375,014		Agilent Technologies, Inc	21,368
133,847	*,e	Akorn, Inc	4,855
69,442	*	Alexion Pharmaceuticals, Inc	11,515
462,789		Amgen, Inc	65,003
13,839	*	Aratana Therapeutics, Inc	139
871,400		Astellas Pharma, Inc	12,978
65,071	*,e	Auxilium Pharmaceuticals, Inc	1,942
92,661	*	AVANIR Pharmaceuticals, Inc	1,104
141,465	*	Biogen Idec, Inc	46,798
57,262	*	Biovail Corp (Toronto)	7,503
23,482	*	Bluebird Bio, Inc	843
1,111,385		Bristol-Myers Squibb Co	56,881
69,150	*	Cambrex Corp	1,292
57,720	*,e	Cepheid, Inc	2,541
180,400		Chugai Pharmaceutical Co Ltd	5,222
19,300	e	Dainippon Sumitomo Pharma Co Ltd	246
134,268	*	Depomed, Inc	2,040
49,400	e	Eisai Co Ltd	1,998
124,366	*	Endo International plc	8,499
4,519	*	Fluidigm Corp	111
792,240	*	Gilead Sciences, Inc	84,334
963,615		GlaxoSmithKline plc	22,013
3,597	*	Hyperion Therapeutics, Inc	91
4,270	*,e	Immunogen, Inc	45
57,898	*,e	Immunomedics, Inc	215
176,347	*	Incyte Corp	8,650
13,244	*	Ironwood Pharmaceuticals, Inc	172
1,177,080		Johnson & Johnson	125,465
633,295	*,e	MannKind Corp	3,743
1,453,994		Merck & Co, Inc	86,193
45,630		Merck KGaA	4,194
2,234	*	Mettler-Toledo International, Inc	572
28,031	*,e	MiMedx Group, Inc	200
2,769	*	Momenta Pharmaceuticals, Inc	31
243,310	*	Nektar Therapeutics	2,937
439,445		Novartis AG.	41,382
455,725		Novo Nordisk AS	21,698
200,087	*,e	Opko Health, Inc	1,703
221,422	*,e	Orexigen Therapeutics, Inc	943
12,565	*	PerkinElmer, Inc	548
14,463	*	Prestige Brands Holdings, Inc	468
14,195	*,e	Repros Therapeutics, Inc	140
135,717		Roche Holding AG.	40,078
126,568	*	Salix Pharmaceuticals Ltd	19,775
123,194	*,e	Sangamo Biosciences, Inc	1,329
120,198	*,e	Sarepta Therapeutics, Inc	2,536
232,800		Takeda Pharmaceutical Co Ltd	10,120
2,368		Techne Corp	221
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
142,628		Thermo Electron Corp	$17,358
16,960	*	United Therapeutics Corp	2,182
159,967	*	Vertex Pharmaceuticals, Inc	17,966
340,392	*,e	Vivus, Inc	1,314
61,330	*	Waters Corp	6,079
33,288	*	Xenoport, Inc	179
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	786,406

REAL ESTATE - 2.3%
64,700		Aeon Mall Co Ltd	1,236
19,852		American Campus Communities, Inc	724
445,452		American Tower Corp	41,708
1,501,292		Annaly Capital Management, Inc	16,034
1,000		AvalonBay Communities, Inc	141
120,047		Boston Properties, Inc	13,897
248,240		British Land Co plc	2,821
2,125,000		CapitaLand Ltd	5,324
3,498,000		CapitaMall Trust	5,235
195,955	*	CBRE Group, Inc	5,828
199,171		CFS Gandel Retail Trust	348
151,000	e	City Developments Ltd	1,137
340,764		Crown Castle International Corp	27,442
207,000	e	Daiwa House Industry Co Ltd	3,719
2,200,199		DB RREEF Trust	2,136
5,728	e	Digital Realty Trust, Inc	357
22,121		Douglas Emmett, Inc	568
165,551		Duke Realty Corp	2,844
129,435		Equity Residential	7,971
300,754		First Industrial Realty Trust, Inc	5,086
2,732	*	Forest City Enterprises, Inc (Class A)	53
15,042		Gecina S.A.	1,972
435,396		GPT Group (ASE)	1,474
533,654		HCP, Inc	21,191
100,075		Health Care REIT, Inc	6,242
12,227		Healthcare Realty Trust, Inc	289
736,502		Host Marriott Corp	15,710
16,556		Invesco Mortgage Capital, Inc	260
82,000		Keppel Land Ltd	225
291,636		Land Securities Group plc	4,897
59,200		Lend Lease Corp Ltd	743
381,212		Liberty International plc	1,986
37,196		Liberty Property Trust	1,237
54,403		Macerich Co	3,473
164,124		Macquarie Goodman Group	742
24,518		Mid-America Apartment Communities, Inc	1,610
727,767		Mirvac Group	1,095
305,810		Mitsui Fudosan Co Ltd	9,385
514,236		Prologis, Inc	19,387
92,736	e	Ryman Hospitality Properties	4,386
623,984		Segro plc	3,662
255,853		Simon Property Group, Inc	42,067
1,159,085		Stockland Trust Group	4,004
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
193,500		Swire Pacific Ltd (Class A)	$2,491
237,600		Swire Properties Ltd	740
35,276		Unibail-Rodamco	9,071
96,747		Ventas, Inc	5,993
142,947		Vornado Realty Trust	14,289
14,386		Weyerhaeuser Co	458
		TOTAL REAL ESTATE	323,688

RETAILING - 2.2%
127,624	e	American Eagle Outfitters, Inc	1,853
32,439	*	Ann Taylor Stores Corp	1,334
39,356	*	AutoZone, Inc	20,058
19,109	*	Barnes & Noble, Inc	377
200,028	*,e	Bed Bath & Beyond, Inc	13,168
132,772		Best Buy Co, Inc	4,460
10,162		Big 5 Sporting Goods Corp	95
810	*	Blue Nile, Inc	23
7,961	*,e	Cabela’s, Inc	469
7,000		Canadian Tire Corp Ltd	717
81,708	*	Carmax, Inc	3,795
12,500		Fast Retailing Co Ltd	4,189
67,898		Foot Locker, Inc	3,779
512,825		Gap, Inc	21,380
243,170		Genuine Parts Co	21,328
23,293		GNC Holdings, Inc	902
2,200		Haverty Furniture Cos, Inc	48
197,899		Hennes & Mauritz AB (B Shares)	8,183
50,701	*	HomeAway, Inc	1,800
26,410		HSN, Inc	1,621
275,331	*	Inditex S.A.	7,600
50,000	e	Jardine Cycle & Carriage Ltd	1,680
417,700		Kingfisher plc	2,185
234,875		Kohl’s Corp	14,334
2,891,620		Li & Fung Ltd	3,285
759,905	*	Liberty Interactive Corp	21,672
19,712	*	LKQ Corp	524
912,358		Lowe’s Companies, Inc	48,282
203,285		Macy’s, Inc	11,827
210,991		Marks & Spencer Group plc	1,380
20,185	*	NetFlix, Inc	9,107
6,288	*	New York & Co, Inc	19
6,625		Next plc	709
66,728		Nordstrom, Inc	4,562
2,000		Nutri/System, Inc	31
217,335	*	Office Depot, Inc	1,117
110,163	*	Orbitz Worldwide, Inc	867
8,683	*,e	Outerwall, Inc	487
35,119		Pier 1 Imports, Inc	418
18,325		PPR	3,695
49,713	*	Shutterfly, Inc	2,423
25,824		Signet Jewelers Ltd	2,942
567,973		Staples, Inc	6,872
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
3,300		Stein Mart, Inc	$38
16,714		Tiffany & Co	1,610
696,291		TJX Companies, Inc	41,200
105,864	*	TripAdvisor, Inc	9,678
111,000	e	Yamada Denki Co Ltd	324
		TOTAL RETAILING	308,447

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
66,931	*,e	Advanced Micro Devices, Inc	228
10,479		Analog Devices, Inc	518
1,861,490		Applied Materials, Inc	40,227
86,696		ASML Holding NV	8,587
15,582	*	Cirrus Logic, Inc	325
5,894	*,e	Freescale Semiconductor Holdings Ltd	115
2,507,489		Intel Corp	87,311
6,138	*	International Rectifier Corp	241
21,682		Lam Research Corp	1,620
9,064	e	Microchip Technology, Inc	428
541,931	*	ON Semiconductor Corp	4,845
97,903		Skyworks Solutions, Inc	5,683
266,513		STMicroelectronics NV	2,058
97,663	*,e	SunPower Corp	3,309
40,230		Teradyne, Inc	780
987,220		Texas Instruments, Inc	47,081
25,200		Tokyo Electron Ltd	1,642
41,101	*	Triquint Semiconductor, Inc	784
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	205,782

SOFTWARE & SERVICES - 5.0%
527,384		Accenture plc	42,887
529,300	*	Adobe Systems, Inc	36,622
1,660		Advent Software, Inc	52
7,095		Amadeus IT Holding S.A.	265
86,986	*,e	Angie’s List, Inc	554
234,202		AOL, Inc	10,527
1,856	*	Aspen Technology, Inc	70
12,878		Atos Origin S.A.	933
201,046	*	Autodesk, Inc	11,078
59,478	*	Brightcove, Inc	332
128,405		Broadridge Financial Solutions, Inc	5,345
485,524		CA, Inc	13,566
24,502	*	Cadence Design Systems, Inc	422
37,120		Cap Gemini S.A.	2,662
24,400	*	CGI Group, Inc	824
762,378	*	Cognizant Technology Solutions Corp (Class A)	34,132
124,867		Compuware Corp	1,325
14,644	*	comScore, Inc	533
20,058		Convergys Corp	357
50,889	*	Conversant, Inc	1,743
5,179	*,e	E2open, Inc	48
2,100		EPIQ Systems, Inc	37
6,214	e	Factset Research Systems, Inc	755
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
5,718		Fair Isaac Corp	$315
30,365	*	Fortinet, Inc	767
592,000		Fujitsu Ltd	3,644
244,895	*,e	Glu Mobile, Inc	1,266
139,946	*	Google, Inc	80,799
138,204	*	Google, Inc (Class A)	81,321
49,328	*	Higher One Holdings, Inc	122
8,867	*	Infoblox, Inc	131
91,530	*	Informatica Corp	3,134
462,124		International Business Machines Corp	87,725
409,298		Intuit, Inc	35,875
16,036	e	j2 Global, Inc	792
52,506	*,e	Liquidity Services, Inc	722
10,028		Marchex, Inc (Class B)	42
17,866	*,e	Marketo, Inc	577
1,000		MAXIMUS, Inc	40
39,456	e	Mercadolibre, Inc	4,287
294,402	*	Monster Worldwide, Inc	1,619
3,035	*,e	NetSuite, Inc	272
19,743	*,e	NeuStar, Inc (Class A)	490
10,700		Nomura Research Institute Ltd	346
20,400		NTT Data Corp	736
7,800	e	Open Text Corp	431
1,827,742		Oracle Corp	69,966
60,249	*	QuinStreet, Inc	250
62,365	*	Rackspace Hosting, Inc	2,030
22,824	*,e	Rally Software Development Corp	274
15,039	*	Rosetta Stone, Inc	121
7,887	*	Rovi Corp	156
587,432	*	Salesforce.com, Inc	33,795
228,532		SAP AG.	16,493
10,057	*	Seachange International, Inc	70
150,727	*,e	ServiceSource International LLC	487
5,854	*	SolarWinds, Inc	246
2,000	*	SPS Commerce, Inc	106
15,370	*	Stamps.com, Inc	488
976,463		Symantec Corp	22,957
6,468	*	Syntel, Inc	569
4,529	*	Tangoe, Inc	61
20,999	*	Teradata Corp	880
6,527	*	Ultimate Software Group, Inc	924
16,010	*	Unisys Corp	375
1,170	*	Vasco Data Security International	22
10,258	*	Workday, Inc	846
2,801,433		Xerox Corp	37,063
46,099	*	Xoom Corp	1,012
1,066,293	*	Yahoo!, Inc	43,451
		TOTAL SOFTWARE & SERVICES	703,164

TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%
8,103		Adtran, Inc	166
116,347	*	Aruba Networks, Inc	2,511
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
4,234		Belden CDT, Inc	$271
2,571	*	Benchmark Electronics, Inc	57
3,306		Black Box Corp	77
3,303	*	Calix Networks, Inc	32
338,300		Canon, Inc	11,007
14,572	*	Checkpoint Systems, Inc	178
2,909,256		Cisco Systems, Inc	73,226
53,700		Citizen Watch Co Ltd	353
9,600		Cognex Corp	387
909		Coherent, Inc	56
353,821		Corning, Inc	6,843
227,821	*,e	Cray, Inc	5,978
4,840	*	Digi International, Inc	36
3,605	*	DTS, Inc	91
1,318	*	Electronics for Imaging, Inc	58
1,720,163		EMC Corp	50,332
1,358		FEI Co	102
103,068	*,e	Finisar Corp	1,714
90,753	*	Flextronics International Ltd	937
1,508,789		Hewlett-Packard Co	53,517
5,600		Hitachi High-Technologies Corp	161
59,600		Ibiden Co Ltd	1,162
166,234	*	Ingram Micro, Inc (Class A)	4,290
11,659	*	Insight Enterprises, Inc	264
7,090	e	InterDigital, Inc	282
5,000	*,e	InvenSense, Inc	99
30,066	e	IPG Photonics Corp	2,068
1,920	*	Itron, Inc	75
41,052		Jabil Circuit, Inc	828
15,646	*	Kemet Corp	64
10,800		Keyence Corp	4,689
188,500		Konica Minolta Holdings, Inc	2,038
110,200		Kyocera Corp	5,147
54,381		Lexmark International, Inc (Class A)	2,311
195,721		Motorola, Inc	12,385
55,900		Murata Manufacturing Co Ltd	6,354
2,100		National Instruments Corp	65
224,000		NEC Corp	774
7,919	*	Netgear, Inc	247
45,500		Omron Corp	2,068
69,596		Oplink Communications, Inc	1,171
500	*	OSI Systems, Inc	32
1,774		Plantronics, Inc	85
1,420	*	Plexus Corp	52
53,913	*	QLogic Corp	494
854,280		Qualcomm, Inc	63,874
23,440	*,e	RealD, Inc	220
110,400		Ricoh Co Ltd	1,186
2,500	*	Rofin-Sinar Technologies, Inc	58
1,300	*	Scansource, Inc	45
152,709		Seagate Technology, Inc	8,746
20,387	*,e	Silicon Graphics International Corp	188
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
61,142	*	Super Micro Computer, Inc	$1,799
1,417	*	SYNNEX Corp	92
48,800		TDK Corp	2,730
5,429	*	Tech Data Corp	320
13,773	*	TTM Technologies, Inc	94
10,708	*,e	Universal Display Corp	349
2,708	*	Vishay Precision Group, Inc	40
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	334,875

TELECOMMUNICATION SERVICES - 1.6%
14,330		Belgacom S.A.	499
29,248	*	Boingo Wireless, Inc	208
1,836,260		BT Group plc	11,264
1,019,915		CenturyTel, Inc	41,704
161,417	*	Cincinnati Bell, Inc	544
2,650	e	Consolidated Communications Holdings, Inc	66
5,740		IDT Corp (Class B)	92
124,952	*,e	Iridium Communications, Inc	1,106
178,800		KDDI Corp	10,756
29,997	*	Level 3 Communications, Inc	1,372
102,800		Nippon Telegraph & Telephone Corp	6,375
532,600		NTT DoCoMo, Inc	8,920
86,400	e	Rogers Communications, Inc (Class B)	3,234
166,700		Softbank Corp	11,644
3,417,473	*,e	Sprint Corp	21,667
14,008		Swisscom AG.	7,940
699,891		TeliaSonera AB	4,827
20,600		TELUS Corp	703
38,441	*	tw telecom inc (Class A)	1,599
1,497,602		Verizon Communications, Inc	74,865
5,395,282		Vodafone Group plc	17,779
266,368	*	Vonage Holdings Corp	874
		TOTAL TELECOMMUNICATION SERVICES	228,038

TRANSPORTATION - 1.7%
44,476		Abertis Infraestructuras S.A. (Continuous)	877
204,706		Alaska Air Group, Inc	8,913
773		Allegiant Travel Co	96
4,146		Arkansas Best Corp	155
575,682		Auckland International Airport Ltd	1,729
104,766		Autostrade S.p.A.	2,574
112,409	*	Avis Budget Group, Inc	6,170
203,200	e	Canadian National Railway Co	14,426
30,500		Central Japan Railway Co	4,114
1,084,254		CSX Corp	34,761
134,669		Deutsche Lufthansa AG.	2,115
465,498		Deutsche Post AG.	14,838
71,700		East Japan Railway Co	5,370
8,074	*	Echo Global Logistics, Inc	190
5		Expeditors International of Washington, Inc	0	^
5,413		Fraport AG. Frankfurt Airport Services Worldwide	355
103,000	e	Mitsui OSK Lines Ltd	329
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,084,425		MTR Corp	$8,174
191,005		Norfolk Southern Corp	21,316
413,000		Singapore Airlines Ltd	3,178
540,239		Southwest Airlines Co	18,244
228,000		Tokyu Corp	1,494
128,533		Transurban Group	868
334,212		Union Pacific Corp	36,235
510,592		United Parcel Service, Inc (Class B)	50,186
		TOTAL TRANSPORTATION	236,707

UTILITIES - 2.0%
35,914		AGL Energy Ltd	425
46,000	*	Aker Solutions ASA	458
8,000		American States Water Co	243
13,544		American Water Works Co, Inc	653
85,880	*	Calpine Corp	1,864
255,104		Centerpoint Energy, Inc	6,242
1,121,628		Centrica plc	5,590
861		Chesapeake Utilities Corp	36
333,075		Cleco Corp	16,038
1,080,500		CLP Holdings Ltd	8,679
455,602		Consolidated Edison, Inc	25,814
200,987		Duke Energy Corp	15,028
28,688		Enel Green Power S.p.A	73
714,259	e	Energias de Portugal S.A.	3,115
3,046,709		Hong Kong & China Gas Ltd	6,608
1,162,422		Iberdrola S.A.	8,309
7,771		Integrys Energy Group, Inc	504
14,435		MDU Resources Group, Inc	401
93,713		MGE Energy, Inc	3,492
1,088,320		National Grid plc	15,644
11,280		New Jersey Resources Corp	570
443,338		NextEra Energy, Inc	41,621
479,656		NiSource, Inc	19,656
334,247		Northeast Utilities	14,807
1,420	e	Ormat Technologies, Inc	37
51,000		Osaka Gas Co Ltd	205
732,871		Pepco Holdings, Inc	19,612
198,229		Piedmont Natural Gas Co, Inc	6,647
31,789		Public Service Enterprise Group, Inc	1,184
455,571		Scottish & Southern Energy plc	11,408
253,916		Sempra Energy	26,758
27,089		SJW Corp	728
533,038		Snam Rete Gas S.p.A.	2,943
46,662		South Jersey Industries, Inc	2,490
50,626		Suez Environnement S.A.	856
90,839		TECO Energy, Inc	1,579
658,790		Tokyo Gas Co Ltd	3,702
16,785		UGI Corp	572
1,494		Unitil Corp	46
27,296		WGL Holdings, Inc	1,150
46,752	e	Wisconsin Energy Corp	2,010
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY			VALUE (000)
107,597		Xcel Energy, Inc			$3,271
		TOTAL UTILITIES			281,068
		TOTAL COMMON STOCKS			8,381,759
		(Cost $5,497,599)

PREFERRED STOCKS - 0.2%
BANKS - 0.2%
233,115	*,e	Federal Home Loan Mortgage Corp			2,401
740,991	*	Federal National Mortgage Association			6,817
14,500	*,e	M&T Bank Corp			14,573
		TOTAL BANKS			23,791
		TOTAL PREFERRED STOCKS			23,791
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%
BANKS - 0.0%
1,672,842		Banco Bilbao Vizcaya Argentaria S.A.			167
		TOTAL BANKS			167

		TOTAL RIGHTS / WARRANTS			167
		(Cost $170)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 8.7%
GOVERNMENT AGENCY DEBT - 0.4%
$3,400,000		Federal Home Loan Bank (FHLB)	0.080%	10/08/14	3,400
50,000,000	w	FHLB	0.103	01/21/15	49,997
		TOTAL GOVERNMENT AGENCY DEBT			53,397

TREASURY DEBT - 5.3%
14,300,000	w	United States Treasury Bill	0.046	11/20/14	14,299
39,000,000	w	United States Treasury Bill	0.050	01/15/15	38,998
150,500,000	w	United States Treasury Bill	0.060-0.097	04/02/15	150,468
108,200,000	w	United States Treasury Bill	0.090-0.100	04/30/15	108,176
176,700,000	w	United States Treasury Bill	0.081-0.096	05/28/15	176,656
36,400,000	w	United States Treasury Bill	0.090-0.096	06/25/15	36,387
75,000,000	w	United States Treasury Bill	0.073-0.103	07/23/15	74,966
65,000,000	w	United States Treasury Bill	0.083-0.106	08/20/15	64,956
80,000,000		United States Treasury Bill	0.093-0.113	09/17/15	79,924
		TOTAL TREASURY DEBT			744,830

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%
GOVERNMENT AGENCY DEBT - 0.6%
26,900,000		Federal Home Loan Bank (FHLB)	7.000	10/10/14	26,898
22,610,000		FHLB	8.000	12/05/14	22,608
15,000,000		FHLB	3.000	12/19/14	14,999
12,000,000		Federal Home Loan Mortgage Corp (FHLMC)	6.500	11/20/14	11,999
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$18,000,000	Federal National Mortgage Assocation (FNMA)	6.500%	12/15/14	$17,998
	TOTAL GOVERNMENT AGENCY DEBT			94,502

TREASURY DEBT - 2.4%
15,000,000	United States Treasury Bill	0.030	12/04/14	14,999
5,000,000	United States Treasury Bill	0.095	01/08/15	5,000
30,000,000	United States Treasury Bill	0.061-0.101	02/05/15	29,997
30,800,000	United States Treasury Bill	0.080-0.110	03/05/15	30,793
15,000,000	United States Treasury Bill	0.040	03/12/15	14,997
18,000,000	United States Treasury Bill	0.030	03/26/15	17,997
9,000,000	United States Treasury Bill	0.090	05/28/15	8,997
62,000,000	United States Treasury Bill	0.090-0.101	06/25/15	61,970
77,000,000	United States Treasury Bill	0.080-0.108	07/23/15	76,948
35,000,000	United States Treasury Bill	0.088-0.099	08/20/15	34,969
44,000,000	United States Treasury Bill	0.090-0.093	09/17/15	43,961
	TOTAL TREASURY DEBT			340,628

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			435,130

	TOTAL SHORT-TERM INVESTMENTS			1,233,357
	(Cost $1,233,125)
	TOTAL INVESTMENTS - 107.3%			15,197,527
	(Cost $12,241,523)
	OTHER ASSETS & LIABILITIES, NET - (7.3)%			(1,029,746)
	NET ASSETS - 100.0%			$14,167,781

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $427,254,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 09/30/14 the aggregate value of these securities was $581,221,000, or 4.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
389

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2014

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 100.0%

ASSET BACKED - 1.0%
$21,000,000		GE Equipment Midticket LLC	0.200%	09/22/15	$21,000
9,806,353		Honda Auto Receivables Owner Trust	0.180	05/18/15	9,806
13,049,645		Honda Auto Receivables Owner Trust	0.190	08/17/15	13,050
6,095,147		Hyundai Auto Receivables Trust	0.180	05/15/15	6,095
45,000,000		John Deere Owner Trust	0.210	09/24/15	45,000
8,644,806		Nissan Auto Lease Trust	0.180	06/15/15	8,645
9,771,952		Volkswagen Auto Loan Enhanced Trust	0.190	05/20/15	9,772
		TOTAL ASSET BACKED			113,368

CERTIFICATE OF DEPOSIT - 4.6%
25,000,000		Banco Del Estado De Chile	0.190	11/07/14	25,000
50,000,000		Banco Del Estado De Chile	0.190	12/09/14	50,000
25,000,000		Banco Del Estado De Chile	0.200	01/06/15	25,000
50,000,000		Banco Del Estado De Chile	0.200	01/07/15	50,000
25,000,000		Bank of Montreal	0.110	10/28/14	25,000
25,000,000		Bank of Nova Scotia	0.130	10/08/14	25,000
24,000,000		Bank of Nova Scotia	0.130	10/09/14	24,000
25,000,000		Bank of Nova Scotia	0.120	10/21/14	25,000
50,000,000		Bank of Nova Scotia	0.160	11/06/14	50,000
25,000,000		Bank of Nova Scotia	0.160	11/19/14	25,000
50,000,000		Korea Development Bank	0.215	10/29/14	50,000
30,000,000		Korea Development Bank	0.205	11/03/14	30,000
50,000,000		Toronto-Dominion Bank	0.160	10/02/14	50,000
50,000,000		Toronto-Dominion Bank	0.130	11/03/14	50,000
33,100,000		Wells Fargo Bank NA	0.140	10/06/14	33,100
		TOTAL CERTIFICATE OF DEPOSIT			537,100

COMMERCIAL PAPER - 40.9%
24,550,000		American Honda Finance Corp	0.110-0.115	10/08/14	24,549
40,000,000		American Honda Finance Corp	0.110	10/09/14	39,999
45,165,000		American Honda Finance Corp	0.115-0.120	11/13/14	45,159
90,000,000		American Honda Finance Corp	0.090-0.105	11/25/14	89,986
15,000,000	y	Apple, Inc	0.090	11/17/14	14,998
50,000,000	y	Apple, Inc	0.100	12/02/14	49,991
2,100,000	y	Apple, Inc	0.110	12/15/14	2,100
40,000,000	y	Apple, Inc	0.095	12/19/14	39,992
28,000,000	y	Australia & New Zealand Banking Group Ltd	0.170	10/07/14	27,999
20,000,000	y	Bank of Nova Scotia	0.120	12/24/14	19,994
5,490,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.090	10/06/14	5,490
20,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.130	10/16/14	19,999
13,390,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.120	10/21/14	13,389
25,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.155	10/23/14	24,998
10,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.180	11/21/14	9,997
390

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$33,000,000	y	Bedford Row Funding Corp	0.240-0.260%	11/03/14	$32,992
34,100,000	y	Bedford Row Funding Corp	0.150	11/05/14	34,095
20,000,000	y	Bedford Row Funding Corp	0.150	11/25/14	19,995
3,150,000	y	Bedford Row Funding Corp	0.230	12/17/14	3,149
29,050,000	y	Bedford Row Funding Corp	0.190	01/05/15	29,035
15,000,000	y	Bedford Row Funding Corp	0.210	01/26/15	14,990
20,000,000	y	Coca-Cola Co	0.120	10/03/14	20,000
28,928,000	y	Coca-Cola Co	0.110	10/15/14	28,927
42,350,000	y	Coca-Cola Co	0.110	10/21/14	42,347
5,000,000	y	Coca-Cola Co	0.090	10/22/14	5,000
11,010,000	y	Coca-Cola Co	0.140	10/30/14	11,009
9,000,000	y	Coca-Cola Co	0.125	10/31/14	8,999
21,250,000	y	Coca-Cola Co	0.110	11/21/14	21,247
40,600,000	y	Coca-Cola Co	0.085-0.105	12/04/14	40,593
32,080,000	y	Commonwealth Bank of Australia	0.140-0.160	12/16/14	32,070
3,835,000	y	DBS Bank Ltd	0.245	11/21/14	3,834
50,000,000		Exxon Mobil Corp	0.060	10/16/14	49,998
40,000,000		Exxon Mobil Corp	0.070	10/17/14	39,999
26,400,000		Exxon Mobil Corp	0.075	10/20/14	26,399
23,815,000	y	Fairway Finance LLC	0.140	10/09/14	23,814
3,070,000	y	Fairway Finance LLC	0.150	10/20/14	3,070
30,000,000	y	Fairway Finance LLC	0.150-0.155	11/04/14	29,996
56,492,000	y	Fairway Finance LLC	0.140-0.150	11/05/14	56,484
44,000,000	y	Fairway Finance LLC	0.140	11/18/14	43,992
31,665,000		General Electric Capital Corp	0.120	10/03/14	31,665
25,000,000		General Electric Capital Corp	0.100	10/24/14	24,998
30,000,000		General Electric Capital Corp	0.150	12/16/14	29,990
25,000,000		General Electric Capital Corp	0.120	12/18/14	24,994
20,000,000		General Electric Capital Corp	0.120	12/22/14	19,995
50,000,000		General Electric Capital Corp	0.130	12/23/14	49,985
30,000,000		General Electric Capital Corp	0.130	12/30/14	29,990
60,000,000		General Electric Co	0.070-0.080	12/02/14	59,992
30,000,000		General Electric Co	0.090	12/29/14	29,993
9,000,000	y	Hydro-Quebec	0.095	10/09/14	9,000
14,275,000	y	Hydro-Quebec	0.100	10/15/14	14,274
30,640,000	y	Hydro-Quebec	0.100	11/03/14	30,637
30,000,000	y	Hydro-Quebec	0.100	11/10/14	29,997
2,000,000	y	Hydro-Quebec	0.070	12/11/14	2,000
20,000,000	y	International Business Machines Corp	0.090	10/01/14	20,000
30,000,000	y	International Business Machines Corp	0.105	12/04/14	29,994
94,075,000	y	International Business Machines Corp	0.105-0.113	12/08/14	94,056
50,000,000	y	International Business Machines Corp	0.105	12/11/14	49,990
7,500,000	y	International Business Machines Corp	0.100	12/12/14	7,499
17,085,000	y	International Business Machines Corp	0.105	12/17/14	17,081
40,000,000	y	International Business Machines Corp	0.110	12/18/14	39,990
25,000,000	y	International Business Machines Corp	0.100	12/23/14	24,994
25,500,000		Korea Development Bank	0.205	10/14/14	25,498
24,735,000		Korea Development Bank	0.190	11/04/14	24,731
17,000,000		Korea Development Bank	0.205	11/21/14	16,995
50,000,000	y	Liberty Street Funding LLC	0.170	10/24/14	49,995
20,000,000	y	Liberty Street Funding LLC	0.160	10/28/14	19,998
35,000,000	y	Liberty Street Funding LLC	0.150	11/03/14	34,995
40,000,000	y	Merck & Co, Inc	0.080	10/02/14	40,000
391

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$40,000,000	y	Mitsubishi UFJ Trust & Banking Corp	0.165%	10/07/14	$39,999
16,000,000	y	Mitsubishi UFJ Trust & Banking Corp	0.175	10/16/14	15,999
10,000,000	y	Mitsubishi UFJ Trust & Banking Corp	0.165	10/20/14	9,999
7,800,000	y	Mitsubishi UFJ Trust & Banking Corp	0.185	10/21/14	7,799
20,485,000	y	Mitsubishi UFJ Trust & Banking Corp	0.185	11/04/14	20,481
30,000,000	y	Mitsubishi UFJ Trust & Banking Corp	0.165	11/07/14	29,995
20,000,000	y	Mitsubishi UFJ Trust & Banking Corp	0.200	11/19/14	19,995
17,000,000	y	Mitsubishi UFJ Trust & Banking Corp	0.200	12/01/14	16,994
56,265,000	y	National Australia Funding Delaware, Inc	0.125-0.135	10/01/14	56,265
25,000,000	y	National Australia Funding Delaware, Inc	0.155	11/04/14	24,996
20,000,000	y	National Australia Funding Delaware, Inc	0.160	11/06/14	19,997
25,000,000	y	National Australia Funding Delaware, Inc	0.160	11/10/14	24,996
50,000,000	y	National Australia Funding Delaware, Inc	0.160	11/19/14	49,989
25,000,000	y	National Australia Funding Delaware, Inc	0.155	12/01/14	24,993
25,000,000	y	National Australia Funding Delaware, Inc	0.100	12/05/14	24,996
30,000,000	y	Nestle Capital Corp	0.105	11/05/14	29,997
50,000,000	y	Nestle Capital Corp	0.090	11/17/14	49,994
50,000,000	y	Nestle Capital Corp	0.100	11/20/14	49,993
50,000,000	y	Nestle Capital Corp	0.095	11/21/14	49,993
25,000,000	y	Nestle Capital Corp	0.090	11/24/14	24,997
50,000,000	y	Nestle Capital Corp	0.095	12/10/14	49,991
20,000,000	y	Nestle Capital Corp	0.150	02/23/15	19,988
16,975,000	y	Old Line Funding LLC	0.170	10/01/14	16,975
8,120,000	y	Old Line Funding LLC	0.170	10/20/14	8,119
41,550,000	y	Old Line Funding LLC	0.180	10/22/14	41,546
25,000,000	y	Old Line Funding LLC	0.170	11/20/14	24,994
3,056,000		PACCAR Financial Corp	0.090	10/01/14	3,056
2,975,000		PACCAR Financial Corp	0.090	10/09/14	2,975
13,000,000		PACCAR Financial Corp	0.110	10/10/14	13,000
5,100,000		PACCAR Financial Corp	0.085	10/14/14	5,100
5,100,000		PACCAR Financial Corp	0.110	10/28/14	5,100
6,100,000		PACCAR Financial Corp	0.090	11/04/14	6,099
6,200,000		PACCAR Financial Corp	0.125	11/20/14	6,199
28,850,000		PACCAR Financial Corp	0.110	12/04/14	28,844
10,000,000		PACCAR Financial Corp	0.130	12/12/14	9,997
25,000,000	y	Procter & Gamble Co	0.090	10/06/14	25,000
19,000,000	y	Procter & Gamble Co	0.090	10/07/14	19,000
25,000,000	y	Procter & Gamble Co	0.100	10/21/14	24,998
68,000,000	y	Procter & Gamble Co	0.100	10/28/14	67,995
20,000,000	y	Procter & Gamble Co	0.100	11/03/14	19,998
25,000,000	y	Procter & Gamble Co	0.110	11/10/14	24,997
35,000,000	y	Procter & Gamble Co	0.120-0.125	11/12/14	34,995
5,000,000		Province of Ontario Canada	0.100	10/01/14	5,000
56,066,000		Province of Ontario Canada	0.095-0.100	10/09/14	56,065
47,553,000		Province of Ontario Canada	0.070-0.105	10/16/14	47,551
4,555,000		Province of Ontario Canada	0.050	10/24/14	4,555
20,304,000		Province of Ontario Canada	0.050-0.065	10/27/14	20,303
22,121,000		Province of Ontario Canada	0.103	10/28/14	22,119
20,000,000		Province of Ontario Canada	0.102	11/06/14	19,998
50,000,000		Province of Ontario Canada	0.100	11/07/14	49,995
23,100,000		Province of Ontario Canada	0.070	11/18/14	23,098
4,024,000		Province of Ontario Canada	0.100	11/20/14	4,024
25,000,000	y	Province of Quebec Canada	0.095	10/06/14	25,000
392

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,000,000	y	Province of Quebec Canada	0.100%	10/07/14	$4,000
50,000,000	y	Province of Quebec Canada	0.090	10/23/14	49,997
10,000,000	y	Province of Quebec Canada	0.090	11/10/14	9,999
20,000,000	y	Province of Quebec Canada	0.085	11/14/14	19,998
30,000,000	y	Province of Quebec Canada	0.080	11/25/14	29,996
25,000,000	y	Province of Quebec Canada	0.080	12/11/14	24,996
19,580,000	y	Province of Quebec Canada	0.100	12/22/14	19,576
25,000,000	y	Province of Quebec Canada	0.080	12/29/14	24,995
25,000,000	y	Province of Quebec Canada	0.070	01/06/15	24,995
37,000,000	y	PSP Capital, Inc	0.140-0.145	10/08/14	36,999
24,597,000	y	PSP Capital, Inc	0.150	10/14/14	24,596
10,800,000	y	PSP Capital, Inc	0.160	10/15/14	10,799
10,000,000	y	PSP Capital, Inc	0.130	10/20/14	9,999
32,000,000	y	PSP Capital, Inc	0.110	10/23/14	31,998
20,000,000	y	PSP Capital, Inc	0.150	11/12/14	19,996
30,000,000	y	PSP Capital, Inc	0.130	11/17/14	29,995
20,000,000	y	PSP Capital, Inc	0.150	11/18/14	19,996
15,000,000	y	PSP Capital, Inc	0.160	12/16/14	14,995
44,000,000	y	PSP Capital, Inc	0.140-0.145	12/22/14	43,986
50,425,000		Shell International Finance BV	3.100	06/28/15	51,484
1,975,000	y	Thunder Bay Funding LLC	0.120	10/06/14	1,975
18,750,000	y	Thunder Bay Funding LLC	0.170	10/20/14	18,748
20,000,000	y	Thunder Bay Funding LLC	0.160	12/05/14	19,994
29,300,000	y	Toronto-Dominion Holdings USA, Inc	0.140	10/02/14	29,300
9,700,000	y	Toronto-Dominion Holdings USA, Inc	0.135	11/13/14	9,699
25,000,000	y	Toronto-Dominion Holdings USA, Inc	0.140	11/17/14	24,995
90,000,000	y	Toronto-Dominion Holdings USA, Inc	0.145-0.150	11/18/14	89,982
25,000,000	y	Toronto-Dominion Holdings USA, Inc	0.075	11/24/14	24,997
30,000,000	y	Toronto-Dominion Holdings USA, Inc	0.170	01/05/15	29,986
25,000,000		Toyota Motor Credit Corp	0.100	10/06/14	25,000
25,000,000		Toyota Motor Credit Corp	0.110	10/21/14	24,998
50,000,000		Toyota Motor Credit Corp	0.120	10/28/14	49,995
15,000,000		Toyota Motor Credit Corp	0.110	10/30/14	14,999
50,000,000		Toyota Motor Credit Corp	0.140	11/13/14	49,992
25,000,000		Toyota Motor Credit Corp	0.130	11/18/14	24,996
16,400,000		Toyota Motor Credit Corp	0.130	12/08/14	16,396
30,000,000		Toyota Motor Credit Corp	0.100	12/09/14	29,994
50,000,000		Toyota Motor Credit Corp	0.130	12/19/14	49,986
25,000,000	y	Unilever Capital Corp	0.070	10/06/14	25,000
50,000,000	y	Unilever NV	0.110	10/08/14	49,999
12,000,000	y	United Overseas Bank Ltd	0.200	10/10/14	11,999
60,000,000	y	United Overseas Bank Ltd	0.212-0.240	10/14/14	59,995
15,000,000	y	United Overseas Bank Ltd	0.170	11/12/14	14,997
3,500,000	y	United Overseas Bank Ltd	0.220	11/26/14	3,499
15,600,000	y	United Overseas Bank Ltd	0.170	12/01/14	15,595
55,000,000	y	United Overseas Bank Ltd	0.185-0.190	12/08/14	54,981
360,000	y	United Overseas Bank Ltd	0.240	03/13/15	360
5,000,000	y	Wal-Mart Stores, Inc	0.070	10/06/14	5,000
77,000,000	y	Wal-Mart Stores, Inc	0.090	10/07/14	76,999
40,000,000	y	Wal-Mart Stores, Inc	0.050	10/08/14	40,000
40,000,000	y	Wal-Mart Stores, Inc	0.080	10/27/14	39,998
51,745,000	y	Wal-Mart Stores, Inc	0.060-0.100	10/30/14	51,741
1,180,000	y	Westpac Banking Corp	0.200	01/02/15	1,179
		TOTAL COMMERCIAL PAPER			4,753,910
393

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
GOVERNMENT AGENCY DEBT - 28.7%
$20,000,000	Federal Farm Credit Bank (FFCB)	0.050%	10/02/14	$20,000
50,000,000	FFCB	0.070	10/22/14	49,998
15,000,000	Federal Home Loan Bank (FHLB)	0.075	10/01/14	15,000
123,155,000	FHLB	0.070-0.085	10/03/14	123,154
23,310,000	FHLB	0.060-0.077	10/08/14	23,310
98,145,000	FHLB	0.077	10/10/14	98,143
37,741,000	FHLB	0.050-0.080	10/15/14	37,740
129,460,000	FHLB	0.025-0.088	10/17/14	129,456
33,120,000	FHLB	0.055-0.090	10/20/14	33,119
115,270,000	FHLB	0.045-0.085	10/22/14	115,266
98,811,000	FHLB	0.020-0.085	10/24/14	98,806
109,316,000	FHLB	0.080-0.090	10/29/14	109,309
16,000,000	FHLB	0.060	10/30/14	15,999
33,195,000	FHLB	0.040-0.085	10/31/14	33,193
96,550,000	FHLB	0.062-0.085	11/05/14	96,542
82,100,000	FHLB	0.070-0.083	11/07/14	82,094
87,145,000	FHLB	0.020-0.083	11/12/14	87,138
189,080,000	FHLB	0.020-0.080	11/14/14	189,067
45,675,000	FHLB	0.037-0.045	11/17/14	45,673
86,360,000	FHLB	0.045-0.072	11/19/14	86,353
97,200,000	FHLB	0.020-0.072	11/21/14	97,193
4,015,000	FHLB	0.020	11/24/14	4,015
100,000,000	FHLB	0.020-0.070	11/26/14	99,991
37,500,000	FHLB	0.022-0.095	11/28/14	37,498
176,100,000	FHLB	0.065-0.074	12/03/14	176,078
140,000,000	FHLB	0.072-0.073	12/05/14	139,982
36,935,000	FHLB	0.035-0.061	12/10/14	36,931
50,000,000	FHLB	0.020	12/11/14	49,998
71,710,000	FHLB	0.025-0.060	12/12/14	71,705
35,685,000	FHLB	0.073	12/16/14	35,680
88,940,000	FHLB	0.025-0.056	12/17/14	88,931
57,483,000	FHLB	0.035-0.040	12/19/14	57,479
18,000,000	FHLB	0.025-0.050	12/23/14	17,998
72,040,000	FHLB	0.030-0.070	12/24/14	72,034
5,920,000	FHLB	0.040	01/07/15	5,919
24,725,000	FHLB	0.025	01/09/15	24,723
34,560,000	FHLB	0.100	01/14/15	34,550
50,000,000	FHLB	0.100	01/21/15	49,984
8,945,000	FHLB	0.100	01/28/15	8,942
17,410,000	Federal Home Loan Mortgage Corp (FHLMC)	0.030	10/14/14	17,410
2,400,000	FHLMC	0.075	10/15/14	2,400
6,300,000	FHLMC	0.070	10/16/14	6,300
23,200,000	FHLMC	0.070-0.075	10/20/14	23,199
20,500,000	FHLMC	0.067-0.070	10/23/14	20,499
6,004,000	FHLMC	0.020-0.072	10/24/14	6,004
2,112,000	FHLMC	0.070	10/27/14	2,112
25,000,000	FHLMC	0.070	11/03/14	24,998
2,300,000	FHLMC	0.060	11/05/14	2,300
12,000,000	FHLMC	0.065	11/10/14	11,999
30,000,000	FHLMC	0.065	11/12/14	29,998
394

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$40,000,000	FHLMC	0.068%	11/20/14	$39,996
49,048,000	FHLMC	0.060-0.067	11/24/14	49,043
4,134,000	FHLMC	0.067	11/26/14	4,134
20,000,000	FHLMC	0.025	12/04/14	19,999
8,000,000	FHLMC	0.055	12/08/14	7,999
3,100,000	FHLMC	0.035	12/11/14	3,100
16,786,000	FHLMC	0.025-0.078	12/15/14	16,784
19,891,000	FHLMC	0.030-0.083	12/22/14	19,889
6,300,000	FHLMC	0.073	12/29/14	6,299
3,910,000	FHLMC	0.100	01/16/15	3,909
8,334,000	FHLMC	0.095	02/02/15	8,331
9,195,000	FHLMC	0.105	02/10/15	9,191
355,000	FHLMC	0.090	02/13/15	355
69,200,000	Federal National Mortgage Association (FNMA)	0.065-0.075	10/01/14	69,200
5,485,000	FNMA	0.075	10/02/14	5,485
42,430,000	FNMA	0.070-0.073	10/06/14	42,430
11,190,000	FNMA	0.060-0.070	10/14/14	11,190
15,700,000	FNMA	0.070	10/15/14	15,700
5,021,000	FNMA	0.073	10/28/14	5,021
21,875,000	FNMA	0.075	10/29/14	21,874
10,000,000	FNMA	0.085	11/03/14	9,999
75,000,000	FNMA	0.045-0.053	11/04/14	74,996
11,500,000	FNMA	0.065	11/05/14	11,499
13,506,000	FNMA	0.061-0.063	11/12/14	13,505
10,000,000	FNMA	0.040-0.060	11/17/14	9,999
30,470,000	FNMA	0.073	11/26/14	30,467
4,790,000	FNMA	0.035-0.070	12/03/14	4,789
14,510,000	FNMA	0.085	12/10/14	14,508
24,600,000	FNMA	0.030-0.080	12/15/14	24,597
2,700,000	FNMA	0.075	12/24/14	2,699
25,000,000	FNMA	0.070	01/05/15	24,995
12,280,000	FNMA	0.090	01/07/15	12,277
	TOTAL GOVERNMENT AGENCY DEBT			3,340,469

TREASURY DEBT - 14.3%
30,000,000	United States Treasury Bill	0.028-0.030	10/02/14	30,000
20,000,000	United States Treasury Bill	0.035	10/09/14	20,000
21,625,000	United States Treasury Bill	0.022-0.037	10/16/14	21,625
20,100,000	United States Treasury Bill	0.030	10/30/14	20,100
70,000,000	United States Treasury Bill	0.031-0.033	11/06/14	69,998
67,440,000	United States Treasury Bill	0.034-0.096	11/13/14	67,435
43,905,000	United States Treasury Bill	0.026-0.030	11/20/14	43,903
29,965,000	United States Treasury Bill	0.028-0.031	11/28/14	29,964
59,690,000	United States Treasury Bill	0.023-0.040	12/04/14	59,687
12,745,000	United States Treasury Bill	0.062-0.133	12/11/14	12,742
10,000,000	United States Treasury Bill	0.039	12/18/14	9,999
40,000,000	United States Treasury Bill	0.015-0.050	12/26/14	39,996
40,000,000	United States Treasury Bill	0.035-0.044	01/02/15	39,996
23,875,000	United States Treasury Bill	0.030-0.110	01/08/15	23,873
6,880,000	United States Treasury Bill	0.031	01/22/15	6,879
45,000,000	United States Treasury Bill	0.020-0.040	01/29/15	44,995
20,000,000	United States Treasury Bill	0.044	02/05/15	19,997
32,975,000	United States Treasury Bill	0.039-0.046	02/12/15	32,969
395

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$28,800,000		United States Treasury Bill	0.035-0.044%	02/19/15	$28,795
66,575,000		United States Treasury Bill	0.026-0.044	03/12/15	66,565
40,000,000		United States Treasury Bill	0.030-0.031	03/26/15	39,994
70,000,000		United States Treasury Note	0.500	10/15/14	70,012
100,000,000		United States Treasury Note	0.250	10/31/14	100,013
100,355,000		United States Treasury Note	0.250	11/30/14	100,378
91,010,000		United States Treasury Note	0.250	12/15/14	91,032
50,000,000		United States Treasury Note	0.125	12/31/14	50,007
100,000,000		United States Treasury Note	0.250	01/15/15	100,030
22,300,000		United States Treasury Note	0.250	01/31/15	22,317
30,000,000		United States Treasury Note	0.250	03/31/15	30,023
10,000,000		United States Treasury Note	0.375	04/15/15	10,018
57,435,000		United States Treasury Note	0.125	04/30/15	57,446
10,000,000		United States Treasury Note	0.250	05/15/15	10,009
50,000,000		United States Treasury Note	0.375	06/15/15	50,088
140,000,000		United States Treasury Note	0.250	07/15/15	140,125
35,070,000		United States Treasury Note	0.375	08/31/15	35,146
60,300,000		United States Treasury Note	0.250	09/30/15	60,365
11,660,000		United States Treasury Note	0.250	10/15/15	11,674
		TOTAL TREASURY DEBT			1,668,195

VARIABLE RATE SECURITIES - 10.5%
20,000,000	i	Federal Farm Credit Bank (FFCB)	0.140	10/01/14	19,988
45,000,000	i	FFCB	0.170	10/01/14	44,984
70,000,000	i	FFCB	0.200	10/01/14	70,000
60,100,000	i	FFCB	0.250	10/01/14	60,157
36,000,000	i	FFCB	0.280	10/01/14	36,058
50,000,000	i	FFCB	0.145	10/07/14	49,994
23,750,000	i	FFCB	0.280	10/14/14	23,750
50,000,000	i	FFCB	0.124	10/21/14	49,988
70,000,000	i	FFCB	0.120	10/27/14	70,000
75,000,000	i	FFCB	0.240	10/27/14	74,999
50,000,000	i	FFCB	0.115	12/12/14	50,000
10,000,000	i	FFCB	0.250	01/20/15	10,004
42,000,000	i	FFCB	0.095	03/05/15	41,992
35,000,000	i	FFCB	0.150	04/01/15	35,002
95,000,000	i	FFCB	0.180	04/13/15	95,000
94,500,000	i	FFCB	0.180	05/27/15	94,494
54,500,000	i	FFCB	0.200	08/10/15	54,512
50,000,000	i	FFCB	0.185	09/09/15	50,000
45,000,000	i	FFCB	0.250	09/21/15	45,029
65,000,000	i	FFCB	0.140	10/01/15	64,993
40,000,000	i	Federal Home Loan Bank (FHLB)	0.114	10/27/14	39,997
20,000,000	i	FHLB	0.220	08/14/15	20,006
50,000,000	i	FHLB	0.200	08/19/15	50,000
21,497,000	i	Federal National Mortgage Association (FNMA)	0.174	10/15/14	21,509
50,000,000	i	Wells Fargo Bank NA	0.240	03/11/15	50,000
		TOTAL VARIABLE RATE SECURITIES			1,222,456

		TOTAL SHORT-TERM INVESTMENTS			11,635,498
		(Cost $11,635,498)
396

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
	TOTAL INVESTMENTS - 100.0%			$11,635,498
	(Cost $11,635,498)
	OTHER ASSETS & LIABILITIES, NET - 0.0%			3,923
	NET ASSETS - 100.0%			$11,639,421

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 09/30/14, the aggregate value of these securities was $3,324,204,000, or 28.6% of net assets.

	Cost amounts are in thousands.
397

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly,

398

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price utilized by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

399

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2014, there were no material transfers between levels by the Accounts.

As of September 30, 2014, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of September 30, 2014, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity Investments:
Consumer discretionary	$11,338,274	$4,670,582	$54	$16,008,910
Consumer staples	6,549,149	3,115,615	812	9,665,576
Energy	8,223,973	2,923,872	3	11,147,848
Financials	14,658,020	9,437,022	1,753	24,096,795
Health care	12,272,843	3,190,610	1,067	15,464,520
Industrials	9,652,921	4,609,907	4,114	14,266,942
Information technology	16,910,144	2,829,061	535	19,739,740
Materials	3,250,640	3,009,990	1,016	6,261,646
Telecommunication services	1,940,719	1,532,725	497	3,473,941
Utilities	2,310,190	1,241,832	357	3,552,379
Corporate bonds	-	18	499	517
Government bonds	-	288	-	288
Equity-linked notes	3,388	-	-	3,388
Purchased options **	9	-	-	9
Written options**	(8)	-	-	(8)
Short-term investments	-	6,006,134	-	6,006,134
Futures**	128	-	-	128
Total	$87,110,390	$42,567,656	$10,707	$129,688,753
Global Equities
Equity investments:
Asia	$-	$1,648,559	$-	$1,648,559
Australasia	-	365,759	-	365,759
Europe	152,023	3,655,156	-	3,807,179
North America	10,528,312	730,760	-	11,259,072
All other equity investments*	157,448	1,701,938	2	1,859,388
Short-term investments	-	661,845	-	661,845
Futures**	(543)	-	-	(543)
Total	$10,837,240	$8,764,017	$2	$19,601,259
Growth
Equity investments:
Consumer discretionary	$3,848,489	$131,049	$-	$3,979,538
Consumer staples	1,416,161	49,957	-	1,466,118
Financials	1,466,459	14,131	-	1,480,590
Health care	2,992,971	86,890	-	3,079,861
Industrials	2,147,739	29,333	-	2,177,072
Information technology	6,018,092	57,651	-	6,075,743
Materials	713,031	7,313	-	720,344
Telecommunication services	191,616	64,778	-	256,394
All other equity investments *	863,348	-	-	863,348
Short-term investments	371,453	145,152	-	516,605
Futures**	(698)	-	-	(698)
Total	$20,028,661	$586,254	$-	$20,614,915
400

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Health care	$2,221,917	$-	$82	$2,221,999
Telecommunication services	362,553	-	118	362,671
All other equity investments *	13,817,313	-	-	13,817,313
Short-term investments	564,567	-	-	564,567
Total	$16,966,350	$-	$200	$16,966,550
Bond Market
Bank loan obligations	$-	$115,300	$-	$115,300
Corporate bonds	-	4,358,885	-	4,358,885
Government bonds	-	6,544,023	-	6,544,023
Structured assets	-	1,991,738	3,430	1,995,168
Preferred Stocks	18,896	-	-	18,896
Short-term investments	-	2,061,987	-	2,061,987
Total	$18,896	$15,071,933	$3,430	$15,094,259
Social Choice
Equity investments:
Consumer discretionary	$838,349	$188,702	$-	$1,027,051
Consumer staples	466,512	167,351	-	633,863
Energy	598,831	148,652	-	747,483
Financials	1,374,381	487,128	-	1,861,509
Health care	859,051	179,132	-	1,038,183
Industrials	642,873	218,394	-	861,267
Information technology	1,167,533	76,289	-	1,243,822
Materials	316,707	166,726	-	483,433
Telecommunication services	144,098	83,940	-	228,038
Utilities	213,052	68,016	-	281,068
Bank loan obligations	-	31,917	-	31,917
Corporate bonds	-	1,992,743	-	1,992,743
Government bonds	-	3,209,178	-	3,209,178
Structured assets	-	324,615	-	324,615
Short-term investments	-	1,233,357	-	1,233,357
Total	$6,621,387	$8,576,140	$-	$15,197,527

*	For detailed categories, see accompanying Schedules of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Schedules of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

401

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

At September 30, 2014, the Accounts held the following open futures contracts (dollar amounts are in thousands):

Account	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Stock	S&P 500 Index E-mini	500	$49,138	Dec 2014	$128
Global Equities	S&P 500 Index E-mini	500	49,138	Dec 2014	(543)
Growth	S&P 500 Index E-mini	750	73,706	Dec 2014	(698)

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets and price movements in underlying security values.

The following Account had purchased options outstanding as of September 30, 2014 (dollar amounts are in thousands):

	Number of
	contracts	Value
Stock Account
Apple, Inc, Call, 10/3/14 at $103	50	$1
Exxon Mobil Corp, Call, 10/18/14 at $99	50	1
Facebook, Inc, Call, 10/3/14 at $79	40	3
Google, Inc, Call, 10/3/14 at $595	10	-
Salix Pharmaceuticals, Ltd, Call, 10/18/14 at $180	12	2
Yahoo, Inc, Call, 10/18/14 at $43	50	2
	212	$9

Written options outstanding as of September 30, 2014 were as follows (dollar amounts are in thousands):

	Number of
	contracts	Value
Stock Account
Abercrombie & Fitch Co, Call, 10/18/14 at $46	10	$-
Andarko Petroleum Corp, Call, 10/18/14 at $115	25	(1)
Apple, Inc, Call, 10/3/14 at $104	50	-
Apple, Inc, Call, 10/3/14 at $105	100	-
Exxon Mobil Corp, Call, 10/18/14 at $100	100	(1)
Facebook, Inc, Call, 10/3/14 at $80	40	(1)
Facebook, Inc, Call, 10/3/14 at $81	40	-
Google, Inc, Call, 10/3/14 at $600	20	-
Intuit, Inc, Call, 10/18/14 at $95	20	(1)
Perrigo Co, Plc, Call, 10/18/14 at $160	10	(1)
Salix Pharmaceuticals, Ltd, Call, 10/18/14 at $190	24	(1)
Yahoo, Inc, Call, 10/18/14 at $44.5	100	(2)
	539	$(8)

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event has occurred, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Account.

402

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event.

Credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). Under the terms of the credit default swap contracts, the Account receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to facilitate the implementation of portfolio strategies.

There were no open credit default swap contracts as of September 30, 2014.

Note 4—affiliated investments

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliate companies is as follows (dollar amounts are in thousands):

	Value at		Purchase	Sales	Realized	Dividend	Shares at	Value at
Issue	December 31, 2013		cost	proceeds	gain (loss)	income	September 30, 2014	September 30, 2014
Stock Account
Berry Plastics Group, Inc	$	*	$84,193	$4,902	$496	$—	7,325,178	$184,887
Emaar Malls Group PJSC		*	2,279	—	—	—	2,886,352	2,279
Hibernia REIT plc		31,243	—	—	—	—	†	—
Papa Murphy’s Holdings, Inc		*	10,203	27	(8)	—	1,013,873	10,341
		$31,243	$96,675	$4,929	$488	$—		$197,507
Global Equities Account
Emaar Malls Group PJSC	$	*	$1,636	$—	$—	$—	2,071,657	$1,635
Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$338,936	$413,240	$380,723	$—	$—	371,452,588	$371,453
Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$536,110	$193,074	$164,617	$—	$—	564,567,021	$564,567

* Not an affiliate investment as of December 31, 2013

† Not an affiliate investment as of September 30, 2014

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed- upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

403

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedules of Investments (unaudited)

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At September 30, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

Account	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Stock	$18,851,172	$(3,413,957)	$15,437,215
Global Equities	2,938,496	(419,880)	2,518,616
Growth	4,399,379	(174,536)	4,224,843
Equity Index	7,695,697	(483,156)	7,212,541
Bond Market	251,479	(97,003)	154,476
Inflation-Linked Bond	458,636	(134,884)	323,752
Social Choice	3,162,122	(206,118)	2,956,004
404

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: November 17, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 17, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: November 17, 2014	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President,
Chief Financial Officer and
Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer